UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Evelyn Dilsaver
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2006

Item 1: Report(s) to Shareholders.

Schwab Equity Index Funds

Annual Report
October 31, 2006

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap
Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In this report

Performance at a Glance	1
From the Chairman	2
From the President	3
Investment Environment	4
Schwab S&P 500 Index Fund	6
Schwab Institutional Select® S&P 500 Fund	8
Schwab 1000 Index® Fund	10
Schwab Small-Cap Index Fund®	12
Schwab Total Stock Market Index Fund®	14
Schwab International Index Fund®	16
Fund Expenses	18
Financial Statements	20
Financial Notes	63
Investment Advisory Agreement Approval	72
Trustees and Officers	74
Glossary	78

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Shares™ in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab S&P 500 Index Fund
Investor Shares (Ticker Symbol: SWPIX)	16.03%
Select Shares (Ticker Symbol: SWPPX)	16.18%
e.Shares (Ticker Symbol: SWPEX)[1]	16.20%
Benchmark: S&P 500® Index	16.34%
Performance Details	pages 6–7

Schwab Institutional Select® S&P 500 Fund (Ticker Symbol: ISLCX)	16.39%
Benchmark: S&P 500® Index	16.34%
Performance Details	pages 8–9

Schwab 1000 Index® Fund
Investor Shares (Ticker Symbol: SNXFX)	15.84%
Select Shares (Ticker Symbol: SNXSX)	16.01%
Benchmark: Schwab1000 Index®	16.26%
Performance Details	pages 10–11

Schwab Small-Cap Index Fund®
Investor Shares (Ticker Symbol: SWSMX)	17.62%
Select Shares (Ticker Symbol: SWSSX)	17.78%
Benchmark: Schwab Small-Cap Index®	17.94%
Performance Details	pages 12–13

Schwab Total Stock Market Index Fund®
Investor Shares (Ticker Symbol: SWTIX)	16.05%
Select Shares (Ticker Symbol: SWTSX)	16.23%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	16.61%
Performance Details	pages 14–15

Schwab International Index Fund®
Investor Shares (Ticker Symbol: SWINX)	26.15%
Select Shares (Ticker Symbol: SWISX)	26.35%
Benchmark: Schwab International Index®	26.76%
Performance Details	pages 16–17

Minimum Initial Investment[2]
Investor Shares ($1,000 for retirement, education and custodial accounts)	$ 2,500
Select Shares®	$50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds’ total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

1One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

2Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds    1

From the Chairman

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing some of the highest quality products and services — at a competitive price — we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes more than 50 funds with over $170 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan, including the Schwab Equity Index Funds, contained within this book.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

2    Schwab Equity Index Funds

From the President

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.
Dear Shareholder,

I am pleased to present the annual report for the Schwab Equity Index Funds for the period ended October 31, 2006. Thanks to the support of investors like you, Schwab Equity Index Funds assets were over $21 billion as of this report date.

Schwab Equity Index Funds let you tap into the power of the stock market for long-term growth potential. Indexing can be a highly effective approach to stock investing. In fact, for the one-year report period, I’m pleased to note that all but one of our equity index funds beat their respective fund category averages. What’s more, since an indexing strategy generally results in lower turnover, this can mean fewer taxable capital gain distributions to shareholders.

With this report, you will see that we have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. You will notice, for example, that we have added a new lead page, Performance at a Glance, which includes the funds’ ticker symbols and report period returns for the funds and their benchmarks. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

At this time, I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

I’d like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Past performance is no guarantee of future results.

Schwab Equity Index Funds    3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.
As the U.S. economy transitioned to slower growth, equities markets rebounded, aided by higher corporate profitability, falling energy/commodity prices, and lower interest rates. The S&P 500 Index returned 16.34% and the Russell 2000 Index returned 19.98%, respectively, for the one-year report period ended October 31, 2006. Improving fundamentals and attractive valuations strengthened investor interest in emerging markets and the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index returned 27.52%. Performance in the bond markets has been mixed over the year, although the Lehman Brothers U.S. Aggregate Bond Index gained 5.19%. Several key issues continued to resonate with investors, including slowing economic growth, Federal Reserve (the Fed) policy, a sluggish real estate market, inflation concerns, and fluctuating energy prices.

Economic growth has been anything but predictable over the past year. The last quarter of 2005 saw Gross Domestic Product (GDP) slow considerably as the economy adjusted to changes in inventories and higher energy prices. Although Hurricane Katrina remained a focal point in the news late in 2005, its economic impact was determined to be minimal as damage remained contained within the hurricane’s path. In the first quarter of 2006, GDP then rebounded, only to slow later in the year. Though falling existing home sales and lower motor vehicle production have done much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote stable growth. The unemployment rate fell to a cyclical low of 4.4% in the third quarter of 2006 while consumer spending and business investment remained key contributors to GDP growth.

Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.
■ 16.34%	S&P 500® Index: measures U.S. large-cap stocks
■ 19.98%	Russell 2000® Index: measures U.S. small-cap stocks
■ 27.52%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
■ 5.19%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4    Schwab Equity Index Funds

The Investment Environment  continued

In efforts to curb inflationary pressures, the Fed raised short-term interest rates six times during the period. August marked a key point in the year as Committee members decided to hold the Fed’s target rate at 5.25%, where it remained as of the end of the report period. In its statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, and a cooling of the housing market. The Fed indicated they generally expected the economy to grow at a pace below its potential, which proved to be an accurate prediction. Consistent with the Fed’s report, GDP continued to decline, growing only 2.2% in the third quarter of 2006.

Energy prices have been a key issue in the markets over the past year. Following Hurricane Katrina, oil prices peaked around $71 per barrel, with domestic gasoline prices passing $3.00 a gallon. Prices subsequently fell, but rebounded nearly 21% early in 2006, partly due to concerns that Iran might cut back exports in response to a dispute over their nuclear program. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined nearly 26% since July 2006’s record $78.40 per barrel, yet still remained around the $60–61 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 have also had a significant impact on the housing market. Housing starts fell considerably, down nearly 34% since the beginning of 2006. Existing home sales continued to decline as well, falling nearly 15% from their peak reached in 2005. Although sales have dropped, they remained strong by historical standards. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy. With regards to GDP, housing took off about one percent in the third quarter of 2006, although rebounds in income, consumer spending, and investments helped to offset the impact.

Despite a moderation in economic growth during the report period, economic fundamentals remained healthy as of the end of the period. The Fed’s task of balancing inflation pressures without significantly hindering economic growth will be thoroughly scrutinized in the coming months. The challenge is to bring this economy to a state of stable growth and achieve a soft landing.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds    5

Schwab S&P 500 Index Fund

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.
The Schwab S&P 500 Index Fund Investor Shares ended the one-year period with a positive return of 16.03%, tracking the benchmark, the S&P 500 Index, which was up 16.34%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. Sectors with the best performance during the report period were Telecommunication Services, Materials, and Consumer Discretionary. On the downside, Information Technology (IT) and Health Care sectors trailed, with such IT industry heavyweights as Dell Inc., and Intel Corp. struggling. Top performing industry groups included Diversified Telecommunication Services, Metals and Mining, and Road and Rail. Conversely, Diversified Consumer Services, Internet Software and Services, and Wireless Telecommunication industry groups generated negative returns. Stocks that performed well during the period included Allegheny Technologies Inc., NVIDIA Corp. and Exxon Mobil Corp.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	96,440
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	22.1%
Information Technology	15.4%
Health Care	12.4%
Industrials	10.9%
Consumer Discretionary	10.3%
Consumer Staples	9.5%
Energy	9.4%
Telecommunication Services	3.5%
Utilities	3.4%
Materials	3.0%
Others	0.1%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	3.4%
General Electric Co.	2.9%
Citigroup, Inc.	2.0%
Microsoft Corp.	2.0%
Bank of America Corp.	2.0%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
Pfizer, Inc.	1.6%
American International Group, Inc.	1.4%
Altria Group, Inc.	1.4%
Total	19.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

6    Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]	Performance of a Hypothetical $10,000 Investment in e.Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (5/1/96)	16.03%	6.94%	8.26%	n/a
Select Shares® (5/19/97)	16.18%	7.12%	n/a	6.96%
e.Shares® (5/1/96)	16.20%	7.04%	8.36%	n/a

Benchmark: S&P 500® Index	16.34%	7.25%	8.63%	(5/19/97) 7.13%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	7.76%	(5/19/97) 6.63%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	15.41%	6.41%	7.80%	n/a
Post-Liquidation (shares were sold)	10.39%	5.65%	7.01%	n/a
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	15.89%	6.60%	n/a	6.50%
Post-Liquidation (shares were sold)	10.86%	5.84%	n/a	5.83%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	15.90%	6.54%	7.90%	n/a
Post-Liquidation (shares were sold)	10.86%	5.79%	7.11%	n/a
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	6.25%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	5.97%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

Schwab Equity Index Funds    7

Schwab Institutional Select® S&P 500 Fund

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.	Schwab Institutional Select S&P 500 Fund ended the one-year period with a positive return of 16.39%, tracking the benchmark, the S&P 500 Index, which was up 16.34%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. Sectors with the best performance during the report period were Telecommunication Services, Materials, and Consumer Discretionary. On the downside, Information Technology (IT) and Health Care sectors trailed, with such IT industry heavyweights as Dell Inc., and Intel Corp. struggling. Top performing industry groups included Diversified Telecommunication Services, Metals and Mining, and Road and Rail. Conversely, Diversified Consumer Services, Internet Software and Services, and Wireless Telecommunication industry groups generated negative returns. Stocks that performed well during the period included Allegheny Technologies Inc., NVIDIA Corp. and Exxon Mobil Corp.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	506
Weighted Average Market Cap ($ x 1,000,000)	96,160
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	22.0%
Information Technology	15.3%
Health Care	12.3%
Industrials	10.8%
Consumer Discretionary	10.3%
Energy	9.4%
Consumer Staples	9.4%
Telecommunication Services	3.5%
Utilities	3.4%
Materials	2.9%
Others	0.7%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	3.4%
General Electric Co.	2.9%
Citigroup, Inc.	2.0%
Microsoft Corp.	2.0%
Bank of America Corp.	1.9%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
Pfizer, Inc.	1.6%
American International Group, Inc.	1.4%
Altria Group, Inc.	1.4%
Total	19.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

8    Schwab Equity Index Funds

Schwab Institutional Select S&P 500 Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $75,000 Investment[1]

Pre-Tax Average Annual Total Returns[1,2]
	1 year	5 years	Since Inception
Fund: Institutional Select® S&P 500 Fund (2/1/99)	16.39%	7.19%	2.46%

Benchmark: S&P 500® Index	16.34%	7.25%	2.55%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	3.08%

Average Annual Total Returns After Tax[1,2]
	1 year	5 years	Since Inception
Fund: Institutional Select S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	16.14%	6.67%	2.03%
Post-Liquidation (shares were sold)	10.90%	5.89%	1.84%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this Fund.

Schwab Equity Index Funds    9

Schwab 1000 Index® Fund

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.	The Schwab 1000 Index Fund Investor Shares returned 15.84% for the period, slightly underperforming its benchmark, the Schwab 1000 Index, which gained 16.26%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The Schwab 1000 Index is comprised of the stocks of the largest 1000 publicly traded companies in the United States. The Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Sectors that performed well for the period included Telecommunication Services and Materials, while Health Care and Information Technology appreciated the least. From an industry group perspective, Diversified Telecommunication Services and Metals and Mining were among the top performers, while Diversified Consumer Services produced negative returns. Top performing stocks included such names as Exxon Mobil Corp. and Bank of America Corp. Exxon Mobil’s stock continued to climb throughout the year as net income continued to rise, propelled by increased production and discovery of new wells. On the downside, holdings in Yahoo!, Inc. and Dell, Inc. detracted from returns.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	976
Weighted Average Market Cap ($ x 1,000,000)	85,243
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	23.0%
Information Technology	15.2%
Health Care	12.0%
Consumer Discretionary	11.5%
Consumer Staples	9.3%
Energy	8.8%
Utilities	3.3%
Telecommunication Services	3.2%
Materials	3.1%
Industrials	10.6%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	2.9%
General Electric Co.	2.4%
Microsoft Corp.	2.0%
Bank of America Corp.	1.7%
Citigroup, Inc.	1.7%
Procter & Gamble Co.	1.4%
Wal-Mart Stores, Inc.	1.3%
Johnson & Johnson	1.3%
Pfizer, Inc.	1.3%
American International Group, Inc.	1.2%
Total	17.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

10    Schwab Equity Index Funds

Schwab 1000 Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (4/2/91)	15.84%	7.70%	8.64%	n/a
Select Shares® (5/19/97)	16.01%	7.85%	n/a	7.48%

Benchmark: Schwab 1000® Index	16.26%	8.06%	8.99%	(5/19/97) 7.69%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	7.76%	(5/19/97) 6.63%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	15.63%	7.30%	8.25%	n/a
Post-Liquidation (shares were sold)	10.54%	6.42%	7.41%	n/a

Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	15.77%	7.40%	n/a	7.08%
Post-Liquidation (shares were sold)	10.68%	6.52%	n/a	6.33%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	6.25%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	5.97%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

Schwab Equity Index Funds    11

Schwab Small-Cap Index Fund®

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.
The Schwab Small-Cap Index Fund Investor Shares returned 17.62% for the report period, trailing its benchmark, the Schwab Small-Cap Index, which posted 17.94%. The Schwab Small-Cap Index is comprised of the stocks of the second- largest 1,000 publicly traded companies in the United States. The Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. Sectors such as Materials and Industrials lead performance, while Consumer Staples lagged in returns. Within the fund, Industrial Conglomerates and Marine industry groups contributed positively, while Distributors and Household Products produced negative returns for the period. Stocks such as Continental Airlines, Inc. and Veritas DGC, Inc. were among the top performers. One of the fund’s largest holdings, Veritas received a cash and stock offer to be purchased, which helped boost the company’s stock price. Conversely, positions in Chet Networks, Inc. and Openwave Systems, Inc. detracted from performance.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	983
Weighted Average Market Cap ($ x 1,000,000)	1,509
Price/Earnings Ratio (P/E)	25.8
Price/Book Ratio (P/B)	2.4

Sector Weightings % of Investments
Financials	21.6%
Consumer Discretionary	17.0%
Information Technology	16.0%
Industrials	14.5%
Health Care	9.4%
Energy	8.0%
Materials	5.0%
Utilities	3.6%
Consumer Staples	3.4%
Telecommunication Services	1.2%
Others	0.3%
Total	100.0%

Top Holdings % of Net Assets[2]
Continental Airlines, Inc., Class B	0.3%
OfficeMax, Inc.	0.3%
Albermarie Corp.	0.2%
Steel Dynamics, Inc.	0.2%
Boardwalk Pipeline Partners L.P.	0.2%
Carpenter Technology Corp.	0.2%
Veritas DGC, Inc.	0.2%
Polycom, Inc.	0.2%
Holly Corp.	0.2%
Brookdale Senior Living, Inc.	0.2%
Total	2.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

12    Schwab Equity Index Funds

Schwab Small-Cap Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (12/3/93)	17.62%	11.79%	9.60%	n/a
Select Shares® (5/19/97)	17.78%	11.95%	n/a	9.53%

Benchmark: Schwab Small-Cap Index®	17.94%	11.98%	10.37%	(5/19/97) 10.06%

Fund Category: Morningstar Small-Cap Blend	16.35%	13.54%	11.03%	(5/19/97) 10.57%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	17.40%	11.37%	8.83%	n/a
Post-Liquidation (shares were sold)	11.69%	10.07%	8.07%	n/a

Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	17.53%	11.49%	n/a	8.69%
Post-Liquidation (shares were sold)	11.83%	10.19%	n/a	7.94%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	4.38%	12.39%	8.66%	n/a
Post-Liquidation (shares were sold)	4.97%	11.35%	8.44%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

Schwab Equity Index Funds    13

Schwab Total Stock Market Index Fund®

Larry Mano, vice president and senior portfolio manager, is responsible for the co-management of the fund.	The Schwab Total Stock Market Index Fund Investor Shares returned 16.05% during the one-year period, tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index, which was up 16.61%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available, currently more than 7,000 stocks. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. Sectors that provided positive returns included Telecommunication Services and Materials, while on the downside, Health Care and Consumer Staples trailed. Within the Fund, industry groups that performed well were Diversified Telecommunication Services and Metals and Mining. Conversely, underperformers included Distributors and Diversified Consumer Services. From a stock perspective, Exxon Mobil Corp. and Bank of America Corp. weighed in as top contributors in the fund. Although many banks are experiencing narrower profit margins as a result of the inverted yield curve, Bank of America Corp. stock continued to rise throughout the year. Conversely, stocks like Yahoo!, Inc. and Dell, Inc. detracted from returns.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	2,581
Weighted Average Market Cap ($ x 1,000,000)	76,998
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	22.8%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	11.8%
Industrials	11.0%
Consumer Staples	8.6%
Energy	8.6%
Utilities	3.4%
Materials Telecommunication	3.2%
Services	3.0%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	2.6%
General Electric Co.	2.1%
Microsoft Corp.	1.7%
Citigroup, Inc.	1.5%
Bank of America Corp.	1.5%
Procter & Gamble Co.	1.3%
Johnson & Johnson	1.2%
Pfizer, Inc.	1.2%
Wal-Mart Stores, Inc.	1.1%
American International Group, Inc.	1.1%
Total	15.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

14    Schwab Equity Index Funds

Schwab Total Stock Market Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	Since Inception
Investor Shares (6/1/99)	16.05%	8.64%	3.29%
Select Shares® (6/1/99)	16.23%	8.80%	3.45%

Benchmark: Dow Jones Wilshire 5000 Composite® Index	16.61%	8.89%	3.46%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	2.84%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	Since Inception
Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	15.85%	8.26%	2.99%
Post-Liquidation (shares were sold)	10.66%	7.27%	2.65%

Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	15.71%	8.33%	3.07%
Post-Liquidation (shares were sold)	10.52%	7.33%	2.72%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

Schwab Equity Index Funds    15

Schwab International Index Fund®

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.
The Schwab International Index Fund Investor Shares returned an 26.15% for the one-year period, closely tracking its benchmark, the Schwab International Index, which returned 26.76%. The Index is market-capitalization weighted and therefore, its returns are most heavily influenced by the largest names in the Index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The Schwab International Index is comprised of stocks of 350 of the largest publicly traded companies stocks within 21 developed countries. Within the Fund, United Kingdom and Japan were the top contributors to total return, while Austria and Portugal were on the bottom end of the return scale. Sectors that performed well during the period included Financials and Materials. On the downside, Information Technology and Telecommunications Services appreciated the least. From an individual stock standpoint, HSBC Holdings plc and UBS AG were among the top contributors to returns. Conversely, stocks such as NTT DoCoMo, Inc. and Vodafone Group PLC, both wireless telecommunication services, detracted from overall returns.

As of 10/31/06:
Style Assessment[1]

Country Weightings % of Investments
United Kingdom	24.4%	Spain	4.7%
Japan	18.9%	Australia	4.3%
France	10.3%	Netherlands	4.1%
Germany	7.6%	Italy	3.3%
Switzerland	7.6%	Other	8.1%
Canada	6.7%	Total	100.0%

Statistics
Number of Holdings	347
Weighted Average Market Cap ($ x 1,000,000)	69,079
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	2.4

Sector Weightings % of Investments
Financials	34.5%
Energy	10.3%
Consumer Discretionary	9.0%
Consumer Staples	7.6%
Materials	7.4%
Health Care	7.4%
Telecommunication Services	6.3%
Industrials	6.3%
Utilities	5.8%
Information Technology	4.8%
Other	0.6%
Total	100.0%

Top Holdings % of Net Assets[2]
BP plc	2.2%
HSBC Holdings plc	2.1%
Total SA	1.6%
Novartis AG — Reg’d.	1.6%
Royal Dutch Shell plc, Class A	1.6%
Toyota Motor Corp.	1.6%
GlaxoSmithKline plc	1.5%
Nestle S.A.	1.4%
Vodafone Group plc	1.3%
UBS AG	1.3%
Total	16.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

16    Schwab Equity Index Funds

Schwab International Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (9/9/93)	26.15%	13.53%	7.16%	n/a
Select Shares® (5/19/97)	26.35%	13.70%	n/a	6.39%

Benchmark: Schwab International® Index	26.76%	14.21%	7.66%	(5/19/97) 6.74%

Fund Category: Morningstar Foreign Large-Cap Blend	26.31%	12.90%	7.29%	(5/19/97) 6.05%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	25.73%	12.89%	6.61%	n/a
Post-Liquidation (shares were sold)	17.31%	11.43%	5.93%	n/a

Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	25.88%	13.01%	n/a	5.83%
Post-Liquidation (shares were sold)	17.47%	11.55%	n/a	5.21%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	15.10%	11.98%	5.48%	n/a
Post-Liquidation (shares were sold)	10.70%	10.61%	5.17%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

Schwab Equity Index Funds    17

Fund Expenses (unaudited)

Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2006 and held through October 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab S&P 500 index Fund
Investor Shares
Actual Return	0.37%	$1,000	$1,059.70	$1.92
Hypothetical 5% Return	0.37%	$1,000	$1,023.34	$1.89
Select Shares®
Actual Return	0.19%	$1,000	$1,060.50	$0.99
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97
e.Shares®
Actual Return	0.22%	$1,000	$1,060.20	$1.14
Hypothetical 5% Return	0.22%	$1,000	$1,024.10	$1.12
Schwab Institutional Select®
S&P 500 Fund
Actual Return	0.10%	$1,000	$1,061.80	$0.52
Hypothetical 5% Return	0.10%	$1,000	$1,024.70	$0.51
Schwab 1000 Index® Fund
Investor Shares
Actual Return	0.49%	$1,000	$1,055.10	$2.54
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50
Select Shares
Actual Return	0.34%	$1,000	$1,055.90	$1.76
Hypothetical 5% Return	0.34%	$1,000	$1,023.49	$1.73
Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.58%	$1,000	$1,007.00	$2.93
Hypothetical 5% Return	0.58%	$1,000	$1,022.30	$2.96
Select Shares
Actual Return	0.42%	$1,000	$1,007.80	$2.13
Hypothetical 5% Return	0.42%	$1,000	$1,023.14	$2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

18    Schwab Equity Index Funds

Fund Expenses continued (unaudited)

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.54%	$1,000	$1,050.70	$2.79
Hypothetical 5% Return	0.54%	$1,000	$1,022.48	$2.75
Select Shares
Actual Return	0.39%	$1,000	$1,051.50	$2.02
Hypothetical 5% Return	0.39%	$1,000	$1,023.24	$1.99
Schwab International Index Fund®
Investor Shares
Actual Return	0.69%	$1,000	$1,040.90	$3.55
Hypothetical 5% Return	0.69%	$1,000	$1,021.73	$3.52
Select Shares
Actual Return	0.50%	$1,000	$1,041.90	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds    19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	18.79	17.61	16.36	13.79	16.45
Income or loss from investment operations:
Net investment income	0.34	0.34	0.23	0.20	0.20
Net realized and unrealized gains or losses	2.64	1.14	1.23	2.57	(2.68)
Total income or loss from investment operations	2.98	1.48	1.46	2.77	(2.48)
Less distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.21)	(0.20)	(0.18)
Net asset value at end of period	21.47	18.79	17.61	16.36	13.79
Total return (%)	16.03	8.44	9.03	20.39	(15.32)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.36	0.37	0.37	0.36	0.35
Gross operating expenses	0.36	0.40	0.45	0.46	0.46
Net investment income	1.57	1.74	1.35	1.45	1.21
Portfolio turnover rate	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	3,685	3,666	3,849	3,510	2,760

20    See financial notes.

Schwab S&P 500 Index Fund

Financial Highlights continued

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	18.88	17.68	16.41	13.83	16.50
Income or loss from investment operations:
Net investment income	0.37	0.36	0.26	0.24	0.22
Net realized and unrealized gains or losses	2.65	1.16	1.24	2.57	(2.69)
Total income or loss from investment operations	3.02	1.52	1.50	2.81	(2.47)
Less distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.23)	(0.23)	(0.20)
Net asset value at end of period	21.56	18.88	17.68	16.41	13.83
Total return (%)	16.18	8.66	9.25	20.62	(15.20)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.21	0.25	0.30	0.31	0.31
Net investment income	1.74	1.92	1.53	1.63	1.37
Portfolio turnover rate	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	4,038	3,938	4,119	3,692	3,029

See financial notes.    21

Schwab S&P 500 Index Fund

Financial Highlights continued

e.Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	18.81	17.62	16.37	13.79	16.46
Income or loss from investment operations:
Net investment income	0.35	0.39	0.26	0.23	0.23
Net realized and unrealized gains or losses	2.67	1.11	1.21	2.56	(2.71)
Total income or loss from investment operations	3.02	1.50	1.47	2.79	(2.48)
Less distributions:
Dividends from net investment income	(0.33)	(0.31)	(0.22)	(0.21)	(0.19)
Net asset value at end of period	21.50	18.81	17.62	16.37	13.79
Total return (%)	16.25	8.58	9.10	20.55	(15.32)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.21	0.24	0.28	0.28	0.28
Gross operating expenses	0.21	0.25	0.30	0.31	0.31
Net investment income	1.72	1.88	1.44	1.54	1.28
Portfolio turnover rate	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	241	220	249	246	220

22    See financial notes.

Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.9%	Common Stock	5,588,418	7,950,692
0.1%	Short-Term Investment	8,212	8,212
—%	U.S. Treasury Obligation	2,983	2,983
100.0%	Total Investments	5,599,613	7,961,887
1.6%	Collateral Invested for Securities on Loan	128,448	128,448
(1.6)%	Other Assets and Liabilities, Net		(125,539)
100.0%	Net Assets		7,964,796

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.9% of net assets
Automobiles & Components 0.6%
Other Securities	1,970,427	0.6	46,304
Banks 5.7%
U.S. Bancorp	1,139,832	0.5	38,572
Wachovia Corp.	1,202,870	0.8	66,759
Wells Fargo & Co.	2,151,676	1.0	78,084
Other Securities	5,930,244	3.4	274,265
		5.7	457,680
Capital Goods 8.5%
3M Co.	482,761	0.5	38,061
General Electric Co. (b)	6,641,667	2.9	233,189
The Boeing Co.	512,990	0.5	40,967
Tyco International Ltd.	1,304,215	0.5	38,383
United Technologies Corp.	647,334	0.5	42,543
Other Securities	4,837,222	3.6	285,365
		8.5	678,508
Commercial Services & Supplies 0.6%
Other Securities	1,175,319	0.6	44,497
Consumer Durables & Apparel 1.2%
Other Securities	2,253,790	1.2	93,606
Consumer Services 1.8%
Other Securities	3,661,042	1.8	143,622
Diversified Financials 10.4%
American Express Co.	795,834	0.6	46,007
Bank of America Corp.	2,926,732	2.0	157,663
Citigroup, Inc.	3,183,543	2.0	159,686
JPMorgan Chase & Co.	2,236,116	1.3	106,081
Merrill Lynch & Co., Inc.	570,290	0.6	49,855
Morgan Stanley	685,848	0.7	52,419
The Charles Schwab Corp. (c)	660,696	0.2	12,038
The Goldman Sachs Group, Inc. (a)	276,667	0.7	52,509
Other Securities	3,291,125	2.3	191,456
		10.4	827,714
Energy 9.4%
ChevronTexaco Corp.	1,409,919	1.2	94,747
ConocoPhillips	1,057,004	0.8	63,674
Exxon Mobil Corp. (b)	3,823,631	3.4	273,084
Schlumberger Ltd.	755,559	0.6	47,661
Other Securities	5,874,484	3.4	272,006
		9.4	751,172
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	1,582,493	1.0	77,985
Other Securities	2,846,731	1.3	103,612
		2.3	181,597
Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	1,343,189	1.4	109,242
PepsiCo, Inc.	1,058,158	0.8	67,129
The Coca-Cola Co.	1,312,447	0.8	61,317
Other Securities	3,753,356	1.8	142,956
		4.8	380,644
Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	872,408	0.5	42,556
Other Securities	6,337,354	3.7	291,773
		4.2	334,329
Household & Personal Products 2.4%
Procter & Gamble Co. (b)	2,042,670	1.6	129,485
Other Securities	1,117,440	0.8	60,526
		2.4	190,011

See financial notes.    23

Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 4.8%
American International Group, Inc.	1,663,332	1.4	111,726
Other Securities	5,441,524	3.4	270,533
		4.8	382,259
Materials 3.0%
Other Securities	5,003,096	3.0	235,791
Media 3.5%
Comcast Corp., Class A *	1,353,032	0.7	55,028
The Walt Disney Co.	1,370,176	0.5	43,106
Time Warner, Inc.	2,604,429	0.7	52,115
Other Securities	3,981,604	1.6	128,308
		3.5	278,557
Pharmaceuticals & Biotechnology 8.2%
Abbott Laboratories	977,375	0.6	46,435
Amgen, Inc. *	755,118	0.7	57,321
Johnson & Johnson	1,896,195	1.6	127,804
Merck & Co., Inc.	1,417,127	0.8	64,366
Pfizer, Inc.	4,721,357	1.6	125,824
Wyeth	861,882	0.6	43,982
Other Securities	4,914,572	2.3	189,734
		8.2	655,466
Real Estate 1.1%
Other Securities	1,518,077	1.1	90,503
Retailing 3.7%
Home Depot, Inc.	1,311,913	0.6	48,974
Other Securities	6,274,142	3.1	246,417
		3.7	295,391
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	3,704,566	1.0	79,055
Other Securities	5,471,207	1.7	134,679
		2.7	213,734
Software & Services 5.5%
Google, Inc., Class A *	135,170	0.8	64,394
Microsoft Corp. (b)	5,556,763	2.0	159,535
Oracle Corp. *	2,550,731	0.6	47,112
Other Securities	5,667,006	2.1	162,823
		5.5	433,864
Technology Hardware & Equipment 6.8%
Apple Computer, Inc. *	544,625	0.6	44,158
Cisco Systems, Inc. *	3,909,298	1.2	94,331
Hewlett-Packard Co.	1,764,558	0.9	68,359
International Business Machines Corp.	978,747	1.1	90,368
Motorola, Inc.	1,602,800	0.5	36,961
QUALCOMM, Inc.	1,062,758	0.5	38,674
Other Securities	12,961,227	2.0	169,334
		6.8	542,185
Telecommunication Services 3.5%
AT&T Corp.	2,489,859	1.1	85,278
BellSouth Corp.	1,158,380	0.7	52,243
Verizon Communications, Inc.	1,868,151	0.9	69,122
Other Securities	3,940,624	0.8	73,680
		3.5	280,323
Transportation 1.8%
United Parcel Service, Inc., Class B	688,790	0.7	51,900
Other Securities	1,655,405	1.1	89,065
		1.8	140,965
Utilities 3.4%
Other Securities	6,516,810	3.4	271,970

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
Short-Term Investment 0.1% of net assets
Other Securities	8,212	—	8,212

U.S. Treasury Obligation 0.0% of net assets
Other Securities	3,000	—	2,983

End of Investments.

24    See financial notes.

Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 1.6% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	128,448,347	128,448

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $5,647,753, and the unrealized appreciation and depreciation were $2,828,797 and ($514,663), respectively, with a net unrealized appreciation of $2,314,134.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
S&P 500 Index, e-mini, Long, expires 12/15/06	105	7,262	389

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

See financial notes.    25

Schwab S&P 500 Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $125,069 (cost $5,599,613)		$7,961,887
Collateral invested for securities on loan		128,448
Receivables:
Dividends		6,842
Fund shares sold		5,969
Income from securities on loan		12
Interest		1
Prepaid expenses	+	47
Total assets		8,103,206

Liabilities
Collateral for securities on loan		128,448
Payables:
Investment adviser and administrator fees		60
Transfer agent and shareholder services fees		110
Fund shares redeemed		9,395
Trustee fees		8
Due to brokers for futures		4
Accrued expenses	+	385
Total liabilities		138,410

Net Assets
Total assets		8,103,206
Total liabilities	–	138,410
Net assets		$7,964,796

Net Assets by Source
Capital received from investors		6,413,638
Net investment income not yet distributed		100,766
Net realized capital losses		(912,271)
Net unrealized capital gains		2,362,663

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,685,095		171,631		$21.47
Select Shares	$4,038,410		187,284		$21.56
e.Shares	$241,291		11,225		$21.50

26    See financial notes.

Schwab S&P 500 Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $71 from affiliated issuer)		$150,397
Interest		749
Lending of securities	+	223
Total Investment Income		151,369

Net Realized Gains and Losses
Net realized losses on investments		(97,747)
Net realized gains on futures contracts	+	3,990
Net realized losses		(93,757)

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,135,806
Net unrealized gains on futures contracts	+	347
Net unrealized gains		1,136,153

Expenses
Investment adviser and administrator fees		7,070
Transfer agent and shareholder service fees:
Investor Shares		9,211
Select Shares		3,947
e.Shares		224
Shareholder reports		407
Portfolio accounting fees		269
Custodian fees		220
Registration fees		174
Professional fees		80
Trustees’ fees		57
Overdraft expense		63
Other expenses	+	141
Total expenses		21,863
Expense reduction by adviser and Schwab		–670
Net expenses		21,193

Increase in Net Assets from Operations
Total investment income		151,369
Net expenses		–21,193
Net investment income		130,176
Net realized losses		(93,757)
Net unrealized gains	+	1,136,153
Increase in net assets from operations		$1,172,572

See financial notes.    27

Schwab S&P 500 Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$130,176	$150,655
Net realized gains or losses		(93,757)	77,682
Net unrealized gains	+	1,136,153	464,991
Increase in net assets from operations		1,172,572	693,328

Distributions Paid
Dividends from net investment income
Investor Shares		57,584	64,372
Select Shares		67,949	75,732
e.Shares	+	3,805	4,246
Total dividends from net investment income		$129,338	$144,350

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		17,732	$353,074	24,608	$453,452
Select Shares		30,407	606,896	44,426	826,293
e.Shares	+	2,578	51,641	2,521	46,535
Total shares sold		50,717	$1,011,611	71,555	$1,326,280

Shares Reinvested
Investor Shares		2,823	$55,000	3,370	$61,509
Select Shares		3,056	59,681	3,694	67,604
e.Shares	+	177	3,443	210	3,838
Total shares reinvested		6,056	$118,124	7,274	$132,951

Shares Redeemed
Investor Shares		(44,003)	$(874,140)	(51,474)	$(955,673)
Select Shares		(54,785)	(1,094,191)	(72,497)	(1,349,747)*
e.Shares	+	(3,222)	(63,959)	(5,182)	(96,047)
Total shares redeemed		(102,010)	$(2,032,290)	(129,153)	$(2,401,467)

Net transactions in fund shares		(45,237)	$(902,555)	(50,324)	$(942,236)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		415,377	$7,824,117	465,701	$8,217,375
Total increase or decrease	+	(45,237)	140,679	(50,324)	(393,258)
End of period		370,140	$7,964,796	415,377	$7,824,117
Net investment income not yet distributed			$100,766		$100,796

*	Includes $430,561 redemption in-kind by Schwab MarketTrack All Equity, Growth and Balanced Portfolios.

28    See financial notes.

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	9.57	8.95	8.30	7.00	8.36
Income or loss from investment operations:
Net investment income	0.16	0.15	0.13	0.12	0.12
Net realized and unrealized gains or losses	1.39	0.62	0.64	1.30	(1.37)
Total income or loss from investment operations	1.55	0.77	0.77	1.42	(1.25)
Less distributions:
Dividends from net investment income	(0.13)	(0.15)	(0.12)	(0.12)	(0.11)
Net asset value at end of period	10.99	9.57	8.95	8.30	7.00
Total return (%)	16.39	8.64	9.36	20.65	(15.18)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.10	0.10	0.15	0.15	0.15
Gross operating expenses	0.28	0.33	0.35	0.36	0.37
Net investment income	1.84	1.82	1.56	1.65	1.38
Portfolio turnover rate	2	3	3	4	12
Net assets, end of period ($ x 1,000,000)	2,080	1,246	348	272	203

See financial notes.    29

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
98.9%	Common Stock	1,812,825	2,057,718
0.6%	Short-Term Investment	11,977	11,977
0.2%	U.S. Treasury Obligation	3,282	3,282
—%	Warrant	—	2
99.7%	Total Investments	1,828,084	2,072,979
7.8%	Collateral Invested for Securities on Loan	162,875	162,875
(7.5)%	Other Assets and Liabilities, Net		(155,474)
100.0%	Net Assets		2,080,380

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 98.9% of net assets
Automobiles & Components 0.6%
Other Securities	511,467	0.6	11,907
Banks 5.7%
U.S. Bancorp	294,951	0.5	9,981
Wachovia Corp.	317,754	0.8	17,635
Wells Fargo & Co.	558,874	1.0	20,282
Other Securities	1,537,705	3.4	71,159
		5.7	119,057
Capital Goods 8.4%
3M Co.	125,029	0.5	9,857
General Electric Co. (b)	1,713,315	2.9	60,155
The Boeing Co.	132,934	0.5	10,616
Tyco International Ltd.	334,344	0.5	9,840
United Technologies Corp.	167,820	0.5	11,029
Other Securities	1,239,207	3.5	73,327
		8.4	174,824
Commercial Services & Supplies 0.6%
Other Securities	317,444	0.6	11,659
Consumer Durables & Apparel 1.2%
Other Securities	588,960	1.2	24,479
Consumer Services 1.8%
Other Securities	961,616	1.8	37,693
Diversified Financials 10.3%
American Express Co.	203,021	0.6	11,737
Bank of America Corp. (b)	752,276	1.9	40,525
Citigroup, Inc. (b)	820,551	2.0	41,159
JPMorgan Chase & Co.	577,849	1.3	27,413
Merrill Lynch & Co., Inc.	147,141	0.6	12,863
Morgan Stanley	177,941	0.7	13,600
The Charles Schwab Corp. (c)	171,623	0.2	3,127
The Goldman Sachs Group, Inc. (a)	71,694	0.7	13,607
Other Securities	847,484	2.3	49,403
		10.3	213,434
Energy 9.3%
ChevronTexaco Corp.	363,287	1.2	24,413
ConocoPhillips	271,861	0.8	16,377
Exxon Mobil Corp. (b)	986,722	3.4	70,472
Schlumberger Ltd. (a)	196,488	0.6	12,394
Other Securities	1,539,837	3.3	70,920
		9.3	194,576
Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc. (b)	405,276	0.9	19,972
Other Securities	732,121	1.3	26,665
		2.2	46,637
Food, Beverage & Tobacco 4.7%
Altria Group, Inc. (b)	347,476	1.4	28,260
PepsiCo, Inc.	273,595	0.8	17,357
The Coca-Cola Co.	338,214	0.8	15,801
Other Securities	972,639	1.7	37,004
		4.7	98,422
Health Care Equipment & Services 4.1%
UnitedHealth Group, Inc.	223,590	0.5	10,907
Other Securities	1,627,970	3.6	74,648
		4.1	85,555
Household & Personal Products 2.4%
Procter & Gamble Co.	526,953	1.6	33,403
Other Securities	294,273	0.8	15,889
		2.4	49,292

30    See financial notes.

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 4.7%
American International Group, Inc.	431,354	1.4	28,974
Other Securities	1,410,985	3.3	69,802
		4.7	98,776
Materials 3.0%
Other Securities	1,310,227	3.0	61,632
Media 3.4%
Comcast Corp., Class A (a)(b)*	347,379	0.7	14,128
The Walt Disney Co.	348,799	0.5	10,973
Time Warner, Inc. (a)	675,004	0.7	13,507
Other Securities	1,033,032	1.5	33,320
		3.4	71,928
Pharmaceuticals & Biotechnology 8.1%
Abbott Laboratories (b)	253,614	0.6	12,049
Amgen, Inc. (b)*	194,310	0.7	14,750
Johnson & Johnson	486,334	1.6	32,779
Merck & Co., Inc.	362,967	0.8	16,486
Pfizer, Inc. (b)	1,212,987	1.6	32,326
Wyeth	223,309	0.6	11,395
Other Securities	1,270,471	2.2	49,173
		8.1	168,958
Real Estate 1.2%
Other Securities	397,606	1.2	24,156
Retailing 3.7%
Home Depot, Inc.	337,022	0.6	12,581
Other Securities	1,618,260	3.1	63,585
		3.7	76,166
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp. (b)	957,272	0.9	20,428
Other Securities	1,417,797	1.7	34,779
		2.6	55,207
Software & Services 5.4%
Google, Inc., Class A (a)*	35,263	0.8	16,799
Microsoft Corp. (b)	1,433,501	2.0	41,156
Oracle Corp.*	669,403	0.6	12,364
Other Securities	1,469,060	2.0	41,827
		5.4	112,146
Technology Hardware & Equipment 6.8%
Apple Computer, Inc. (a)*	141,159	0.6	11,445
Cisco Systems, Inc. (b)*	1,013,155	1.2	24,447
Hewlett-Packard Co.	456,585	0.9	17,688
International Business Machines Corp.	253,427	1.1	23,399
QUALCOMM, Inc.	274,179	0.5	9,977
Other Securities	3,833,997	2.5	54,338
		6.8	141,294
Telecommunication Services 3.5%
AT&T Corp. (a)	644,616	1.1	22,078
BellSouth Corp.	301,323	0.6	13,590
Verizon Communications, Inc.	481,086	0.9	17,800
Other Securities	1,030,088	0.9	19,276
		3.5	72,744
Transportation 1.8%
United Parcel Service, Inc., Class B (a)	179,457	0.7	13,522
Other Securities	445,794	1.1	23,353
		1.8	36,875
Utilities 3.4%
Other Securities	1,691,328	3.4	70,301

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
Short-Term Investment 0.6% of net assets
JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	11,977	0.6	11,977
U.S. Treasury Obligation 0.2% of net assets
Other Securities	3,300	0.2	3,282

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Warrants 0.0% of net assets
Other Securities	11,390	—	2

End of Investments.

See financial notes.    31

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Collateral Invested for Securities on Loan 7.8% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	162,875,434	162,875

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $1,840,898, and the unrealized appreciation and depreciation were $272,607 and ($40,526), respectively, with a net unrealized appreciation of $232,081.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/15/06	177	12,241	276
S&P 500 Index, Long, expires 12/14/06	20	6,916	31
			307

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

32    See financial notes.

Schwab Institutional Select S&P 500 Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $159,574 (cost $1,828,084)		$2,072,979
Collateral invested for securities on loan		162,875
Receivables:
Fund shares sold		7,132
Dividends		1,712
Income from securities on loan		9
Interest		1
Prepaid expenses	+	12
Total assets		2,244,720

Liabilities
Collateral for securities on loan		162,875
Payables:
Investments bought		906
Transfer agent and shareholder service fees		17
Fund shares redeemed		410
Trustee fees		2
Accrued expenses	+	130
Total liabilities		164,340

Net Assets
Total assets		2,244,720
Total liabilities	–	164,340
Net assets		$2,080,380

Net Assets by Source
Capital received from investors		1,872,353
Net investment income not yet distributed		24,468
Net realized capital losses		(61,643)
Net unrealized capital gains		245,202

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$2,080,380		189,370		$10.99

See financial notes.    33

Schwab Institutional Select S&P 500 Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $3 from affiliated issuer)		$29,778
Interest		1,339
Securities on loan	+	79
Total Investment Income		31,196

Net Realized Gains and Losses
Net realized losses on investments		(9,622)
Net realized losses on futures contracts	+	(15)
Net realized losses		(9,637)

Net Unrealized Gains and Losses
Net unrealized gains on investments		226,651
Net unrealized gains on futures contracts	+	403
Net unrealized gains		227,054

Expenses
Investment adviser and administrator fees		2,577
Transfer agent and shareholder service fees		1,491
Registration fees		106
Portfolio accounting fees		83
Custodian fees		72
Shareholder reports		63
Professional fees		35
Trustees’ fees		15
Overdraft expense		5
Other expenses	+	29
Total expenses		4,476
Expense reduction by adviser and Schwab	–	2,863
Net expenses		1,613

Increase in Net Assets from Operations
Total investment income		31,196
Net expenses	–	1,613
Net investment income		29,583
Net realized losses		(9,637)
Net unrealized gains	+	227,054
Increase in net assets from operations		$247,000

34    See financial notes.

Schwab Institutional Select S&P 500 Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$29,583	$15,535
Net realized losses		(9,637)	(626)
Net unrealized gains	+	227,054	24,327
Increase in net assets from operations		247,000	39,236

Distributions Paid
Dividends from net investment income		$18,248	$6,241

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		85,032	$868,441	102,956	$975,330	*
Shares Reinvested		1,660	16,500	537	4,985
Shares Redeemed	+	(27,532)	(279,438)	(12,169)	(115,050)
Net transactions in fund shares		59,160	$605,503	91,324	$865,265

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		130,210	$1,246,125	38,886	$347,865
Total increase	+	59,160	834,255	91,324	898,260
End of period		189,370	$2,080,380	130,210	$1,246,125
Net investment income not yet distributed			$24,468		$13,237

*	Includes $430,561 subscription by Schwab MarketTrack All Equity, Growth and Balanced Portfolios.

See financial notes.    35

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	35.31		32.54	30.25	25.25	29.57
Income or loss from investment operations:
Net investment income	0.50	[1]	0.55	0.37	0.33	0.31
Net realized and unrealized gains or losses	5.05	[1]	2.70	2.26	4.99	(4.36)
Total income or loss from investment operations	5.55		3.25	2.63	5.32	(4.05)
Less distributions:
Dividends from net investment income	(0.46)		(0.48)	(0.34)	(0.32)	(0.27)
Net asset value at end of period	40.40		35.31	32.54	30.25	25.25
Total return (%)	15.84		10.04	8.78	21.34	(13.87)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.49		0.50	0.50	0.49	0.46
Gross operating expenses	0.49		0.50	0.50	0.51	0.52
Net investment income	1.34		1.49	1.15	1.27	1.04
Portfolio turnover rate	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	3,918		4,166	4,258	3,974	3,223

Select Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/2/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	35.34		32.56	30.27	25.26	29.58
Income or loss from investment operations:
Net investment income	0.56	[1]	0.56	0.42	0.37	0.35
Net realized and unrealized gains or losses	5.04	[1]	2.74	2.25	4.99	(4.36)
Total income or loss from investment operations	5.60		3.30	2.67	5.36	(4.01)
Less distributions:
Dividends from net investment income	(0.51)		(0.52)	(0.38)	(0.35)	(0.31)
Net asset value at end of period	40.43		35.34	32.56	30.27	25.26
Total return (%)	16.01		10.21	8.90	21.52	(13.77)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.34		0.35	0.35	0.35	0.35
Gross operating expenses	0.34		0.35	0.35	0.36	0.37
Net investment income	1.48		1.63	1.30	1.41	1.15
Portfolio turnover rate	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	2,924		2,328	2,138	1,996	1,588

[1]	Calculated based on the average shares outstanding during the period.

36    See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.7%	Common Stock	3,188,068	6,819,942
0.1%	Foreign Common Stock	4,103	6,923
—%	U.S. Treasury Obligation	795	795
—%	Warrant	—	197
99.8%	Total Investments	3,192,966	6,827,857
3.2%	Collateral Invested for Securities on Loan	220,793	220,793
(3.0)%	Other Assets and Liabilities, Net		(207,045)
100.0%	Net Assets		6,841,605

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.7% of net assets
Automobiles & Components 0.5%
Other Securities	1,535,296	0.5	36,204
Banks 5.4%
U.S. Bancorp	821,655	0.4	27,805
Wachovia Corp.	881,989	0.7	48,950
Wells Fargo & Co.	1,491,396	0.8	54,123
Other Securities	5,588,273	3.5	238,029
		5.4	368,907
Capital Goods 8.0%
General Electric Co. (b)	4,723,322	2.4	165,836
The Boeing Co.	369,989	0.4	29,547
United Technologies Corp.	464,763	0.5	30,544
Other Securities	5,935,472	4.7	319,810
		8.0	545,737
Commercial Services & Supplies 0.8%
Other Securities	1,431,572	0.8	54,633
Consumer Durables & Apparel 1.3%
Other Securities	2,014,165	1.3	88,983
Consumer Services 2.1%
Other Securities	3,437,944	2.1	142,169
Diversified Financials 9.3%
American Express Co. (b)	564,077	0.5	32,609
Bank of America Corp. (b)	2,111,568	1.7	113,750
Citigroup, Inc.	2,255,962	1.7	113,159
JPMorgan Chase & Co.	1,584,338	1.1	75,161
Merrill Lynch & Co., Inc.	414,062	0.5	36,197
Morgan Stanley	488,648	0.6	37,347
The Charles Schwab Corp. (b)(c)	579,415	0.2	10,557
The Goldman Sachs Group, Inc.	195,032	0.5	37,015
Other Securities	3,365,841	2.5	182,942
		9.3	638,737
Energy 8.8%
ChevronTexaco Corp.	1,001,377	1.0	67,293
ConocoPhillips	739,016	0.7	44,518
Exxon Mobil Corp.	2,732,622	2.9	195,164
Schlumberger Ltd.	539,906	0.5	34,057
Other Securities	5,854,566	3.7	258,509
		8.8	599,541
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc. (b)	1,856,777	1.3	91,502
Other Securities	1,915,384	1.0	69,625
		2.3	161,127
Food, Beverage & Tobacco 4.9%
Altria Group, Inc. (b)	929,615	1.1	75,606
PepsiCo, Inc.	739,687	0.7	46,926
The Coca-Cola Co.	1,077,204	0.7	50,327
Other Securities	4,341,835	2.4	161,124
		4.9	333,983
Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	628,712	0.5	30,669
Other Securities	5,725,014	3.7	255,884
		4.2	286,553
Household & Personal Products 2.1%
Procter & Gamble Co. (b)	1,476,519	1.4	93,597
Other Securities	908,332	0.7	48,698
		2.1	142,295

See financial notes.    37

Schwab 1000 Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 6.1%
American International Group, Inc. (b)	1,164,836	1.2	78,242
Berkshire Hathaway, Inc., Class A *	697	1.1	73,516
Other Securities	5,488,671	3.8	262,874
		6.1	414,632
Materials 3.0%
Other Securities	4,990,980	3.0	209,335
Media 4.0%
Comcast Corp., Class A *	989,202	0.6	40,231
News Corp., Class A	1,461,928	0.5	30,481
The Walt Disney Co.	880,202	0.4	27,691
Time Warner, Inc.	2,104,701	0.6	42,115
Other Securities	4,273,721	1.9	132,843
		4.0	273,361
Pharmaceuticals & Biotechnology 7.7%
Abbott Laboratories (b)	686,146	0.5	32,599
Amgen, Inc. (b)*	549,660	0.6	41,725
Eli Lilly & Co.	511,171	0.4	28,631
Genentech, Inc. *	466,519	0.6	38,861
Johnson & Johnson	1,341,617	1.3	90,425
Merck & Co., Inc.	1,002,785	0.7	45,546
Pfizer, Inc.	3,337,510	1.3	88,945
Wyeth	598,983	0.5	30,566
Other Securities	3,697,687	1.8	133,345
		7.7	530,643
Real Estate 2.2%
Other Securities	2,969,531	2.2	148,505
Retailing 3.5%
Home Depot, Inc.	936,295	0.5	34,952
Other Securities	5,287,653	3.0	206,820
		3.5	241,772
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	2,613,230	0.8	55,766
Other Securities	5,234,006	1.8	123,074
		2.6	178,840
Software & Services 6.5%
Google, Inc., Class A *	131,796	0.9	62,786
Microsoft Corp. (b)	4,638,788	2.0	133,180
Oracle Corp. *	2,388,510	0.7	44,116
Other Securities	7,048,761	2.9	203,191
		6.5	443,273
Technology Hardware & Equipment 6.1%
Apple Computer, Inc. (b)*	377,914	0.5	30,641
Cisco Systems, Inc. *	2,792,515	1.0	67,383
Hewlett-Packard Co.	1,269,818	0.7	49,193
International Business Machines Corp.	710,390	1.0	65,590
Other Securities	12,316,093	2.9	204,141
		6.1	416,948
Telecommunication Services 3.2%
AT&T Corp. (b)	1,751,248	0.9	59,980
BellSouth Corp.	816,966	0.6	36,845
Verizon Communications, Inc.	1,318,737	0.7	48,793
Other Securities	3,606,275	1.0	71,297
		3.2	216,915
Transportation 1.8%
United Parcel Service, Inc., Class B	491,025	0.6	36,999
Other Securities	1,854,278	1.2	85,702
		1.8	122,701
Utilities 3.3%
Other Securities	5,489,950	3.3	224,148

Foreign Common Stock 0.1% of net assets
Canada 0.0%
Consumer Services 0.0%
Other Securities	65,374	—	1,889
Cayman Islands 0.1%
Energy 0.1%
Other Securities	96,995	0.1	5,034

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
U.S. Treasury Obligation 0.0% of net assets
Other Securities	800	—	795

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Warrant 0.0% of net assets
Other Securities	12,506	—	197

End of Investments.

38    See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 3.2% of net assets
State Street Navigator Security Lending Prime Portfolio	220,792,750	220,793

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $3,195,255, and the unrealized appreciation and depreciation were $3,776,628 and ($144,026), respectively, with a net unrealized appreciation of $3,632,602.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
S&P 500 Index, e-mini, Long, expires 12/15/06	70	4,841	189

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

See financial notes.    39

Schwab 1000 Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $215,554 (cost $3,192,966)		$6,827,857
Collateral invested for securities on loan		220,793
Cash		1,227
Receivables:
Investments sold		6,322
Dividends		5,388
Fund shares sold		4,785
Income from securities on loan		51
Prepaid expenses	+	40
Total assets		7,066,463

Liabilities
Collateral invested for securities on loan		220,793
Payables:
Investments bought		185
Investment adviser and administrator fees		126
Transfer agent and shareholder services fees		106
Fund shares redeemed		3,362
Trustee fees		4
Due to brokers for futures		2
Accrued expenses	+	280
Total liabilities		224,858

Net Assets
Total assets		7,066,463
Total liabilities	–	224,858
Net assets		$6,841,605

Net Assets by Source
Capital received from investors		3,446,994
Net investment income not yet distributed		71,145
Net realized capital losses		(311,614)
Net unrealized capital gains		3,635,080

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,917,627		96,978		$40.40
Select Shares	$2,923,978		72,324		$40.43

40    See financial notes.

Schwab 1000 Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $75 from affiliated issuer and net of $6 foreign withholding tax)		$120,115
Interest		451
Lending of securities	+	592
Total Investment Income		121,158

Net Realized Gains and Losses
Net realized gains on investments		200,034
Net realized gains on futures contracts	+	561
Net realized gains		200,595

Net Unrealized Gains and Losses
Net unrealized gains on investments		688,765
Net unrealized gains on futures contracts	+	197
Net unrealized gains		688,962

Expenses
Investment adviser and administrator fees		14,671
Transfer agent and shareholder service fees:
Investor Shares		10,247
Select Shares		2,537
Shareholder reports		380
Portfolio accounting fees		271
Registration fees		193
Custodian fees		159
Professional fees		65
Overdraft expense		62
Trustees’ fees		49
Other expenses	+	80
Total expenses		28,714
Custody credit		–6
Net expenses		28,708

Increase in Net Assets from Operations
Total investment income		121,158
Net expenses	–	28,708
Net investment income		92,450
Net realized gains		200,595
Net unrealized gains	+	688,962
Increase in net assets from operations		$982,007

See financial notes.    41

Schwab 1000 Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$92,450	$101,492
Net realized gains		200,595	45,444
Net unrealized gains	+	688,962	485,599
Increase in net assets from operations		982,007	632,535

Distributions Paid
Dividends from net investment income
Investor Shares		53,026	61,678
Select Shares	+	33,855	33,954
Total dividends from net investment income		$86,881	$95,632

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		7,114	$266,698	10,950	$375,768
Select Shares	+	17,151	640,701	11,316	393,335
Total shares sold		24,265	$907,399	22,266	$769,103

Shares Reinvested
Investor Shares		1,329	$48,830	1,674	$56,670
Select Shares	+	769	28,221	840	28,419
Total shares reinvested		2,098	$77,051	2,514	$85,089

Shares Redeemed
Investor Shares		(29,454)	$(1,101,605)	(25,490)	$(881,852)
Select Shares	+	(11,469)	(429,917)	(11,930)	(410,943)
Total shares redeemed		(40,923)	$(1,531,522)	(37,420)	$(1,292,795)

Net transactions in fund shares		(14,560)	$(547,072)	(12,640)	$(438,603)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		183,862	$6,493,551	196,502	$6,395,251
Total increase or decrease	+	(14,560)	348,054	(12,640)	98,300
End of period		169,302	$6,841,605	183,862	$6,493,551
Net investment income not yet distributed			$71,145		$67,176

42    See financial notes.

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	22.31	19.92	18.22	13.27	15.98
Income or loss from investment operations:
Net investment income	0.23 [1]	0.14	0.13	0.11	0.13
Net realized and unrealized gains or losses	3.67 [1]	2.38	1.68	4.98	(2.17)
Total income or loss from investment operations	3.90	2.52	1.81	5.09	(2.04)
Less distributions:
Dividends from net investment income	(0.14)	(0.13)	(0.11)	(0.14)	(0.09)
Distributions from net realized gains	(0.15)	—	—	—	(0.58)
Total distributions	(0.29)	(0.13)	(0.11)	(0.14)	(0.67)
Net asset value at end of period	25.92	22.31	19.92	18.22	13.27
Total return (%)	17.62	12.66	9.98	38.72	(13.66)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.57	0.58	0.59	0.56	0.49
Gross operating expenses	0.57	0.58	0.59	0.60	0.60
Net investment income	0.94	0.57	0.66	0.74	0.77
Portfolio turnover rate	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	771	823	869	886	722

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/2/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	22.36	19.96	18.25	13.28	16.00
Income or loss from investment operations:
Net investment income	0.27 [1]	0.17	0.17	0.14	0.14
Net realized and unrealized gains or losses	3.67 [1]	2.39	1.68	4.99	(2.18)
Total income or loss from investment operations	3.94	2.56	1.85	5.13	(2.04)
Less distributions:
Dividends from net investment income	(0.18)	(0.16)	(0.14)	(0.16)	(0.10)
Distributions from net realized gains	(0.15)	—	—	—	(0.58)
Total distributions	(0.33)	(0.16)	(0.14)	(0.16)	(0.68)
Net asset value at end of period	25.97	22.36	19.96	18.25	13.28
Total return (%)	17.78	12.86	10.16	39.02	(13.62)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.42	0.41	0.42	0.41	0.38
Gross operating expenses	0.42	0.43	0.44	0.45	0.45
Net investment income	1.10	0.74	0.82	0.89	0.88
Portfolio turnover rate	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	889	795	761	759	638

[1]	Calculated based on the average shares outstanding during the period.

See financial notes.    43

Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.7%	Common Stock	1,241,488	1,654,700
0.2%	Short-Term Investment	3,156	3,156
—%	U.S. Treasury Obligation	679	681
99.9%	Total Investments	1,245,323	1,658,537
15.2%	Collateral Invested for Securities on Loan	251,338	251,338
(15.1)%	Other Assets and Liabilities, Net		(250,387)
100.0%	Net Assets		1,659,488

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.7% of net assets
Automobiles & Components 0.9%
Other Securities	714,117	0.9	15,228
Banks 8.1%
Other Securities	5,368,264	8.1	134,607
Capital Goods 7.8%
Acuity Brands, Inc.	66,532	0.2	3,296
AGCO Corp. *	125,945	0.2	3,369
Genlyte Group, Inc. *	41,815	0.2	3,231
Lincoln Electric Holdings, Inc.	57,525	0.2	3,537
Quanta Services, Inc. *	170,136	0.2	3,114
Other Securities	3,577,814	6.8	113,473
		7.8	130,020
Commercial Services & Supplies 3.8%
Corrections Corp. of America *	81,973	0.2	3,745
IKON Office Solutions, Inc.	209,821	0.1	3,128
Other Securities	1,950,267	3.5	55,540
		3.8	62,413
Consumer Durables & Apparel 3.6%
Marvel Entertainment, Inc. (a)*	122,630	0.2	3,109
Other Securities	2,201,486	3.4	56,779
		3.6	59,888
Consumer Services 4.9%
American Real Estate Partners L.P. (a)	55,192	0.2	3,455
Jack in the Box, Inc. *	55,481	0.2	3,113
Orient-Express Hotels Ltd., Class A	79,772	0.2	3,147
Other Securities	2,418,392	4.3	70,847
		4.9	80,562
Diversified Financials 2.3%
Other Securities	1,257,839	2.3	38,105
Energy 8.0%
Boardwalk Pipeline Partners, LP (a)	138,835	0.2	3,993
Holly Corp.	79,906	0.2	3,800
Magellan Midstream Partners (a)	92,608	0.2	3,620
Overseas Shipholding Group, Inc.	53,961	0.2	3,375
SEACOR Holdings, Inc. *	34,616	0.2	3,097
Superior Energy Services, Inc. *	104,787	0.2	3,280
Veritas DGC, Inc. *	52,792	0.2	3,802
Other Securities	4,219,211	6.6	107,945
		8.0	132,912
Food & Staples Retailing 1.0%
Rite Aid Corp. (a)*	721,895	0.2	3,379
Other Securities	426,219	0.8	14,112
		1.0	17,491
Food, Beverage & Tobacco 1.7%
Corn Products International, Inc.	101,390	0.2	3,669
Hansen Natural Corp. (a)*	112,460	0.2	3,571
Other Securities	710,152	1.3	21,538
		1.7	28,778
Health Care Equipment & Services 4.9%
Brookdale Senior Living, Inc.	78,669	0.2	3,786
WellCare Health Plans, Inc. *	54,593	0.1	3,207
Other Securities	2,527,824	4.6	73,577
		4.9	80,570
Household & Personal Products 0.7%
Other Securities	977,477	0.7	10,973

44    See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 4.2%
Arch Capital Group Ltd. *	49,227	0.2	3,165
Odyssey Re Holdings Corp. (a)	96,583	0.2	3,424
Other Securities	2,285,847	3.8	63,836
		4.2	70,425
Materials 5.0%
Albemarle Corp.	63,716	0.2	4,144
Carpenter Technology Corp.	36,101	0.2	3,863
Greif, Inc., Class A	35,431	0.2	3,320
Steel Dynamics, Inc.	67,162	0.2	4,037
Other Securities	3,119,250	4.2	67,487
		5.0	82,851
Media 2.1%
Other Securities	2,541,434	2.1	34,765
Pharmaceuticals & Biotechnology 4.6%
Other Securities	3,258,499	4.6	75,624
Real Estate 7.0%
Alexandria Real Estate Equities, Inc.	31,429	0.2	3,133
Taubman Centers, Inc.	70,883	0.2	3,324
Other Securities	3,930,525	6.6	109,485
		7.0	115,942
Retailing 5.5%
Big Lots, Inc. *	161,833	0.2	3,411
Coldwater Creek, Inc. *	120,979	0.2	3,689
Dick’s Sporting Goods, Inc. *	68,840	0.2	3,425
Guess?, Inc. *	62,886	0.2	3,581
OfficeMax, Inc.	96,592	0.3	4,596
The Men’s Wearhouse, Inc. (b)	82,645	0.2	3,293
Other Securities	3,005,556	4.2	69,752
		5.5	91,747
Semiconductors & Semiconductor Equipment 3.4%
Other Securities	5,309,903	3.4	57,205
Software & Services 7.2%
FactSet Research Systems, Inc.	66,796	0.2	3,400
Hyperion Solutions Corp. *	86,914	0.2	3,251
Sybase, Inc. *	135,719	0.2	3,305
Other Securities	5,990,094	6.6	110,144
		7.2	120,100
Technology Hardware & Equipment 5.3%
Anixter International, Inc. (a)*	52,843	0.2	3,158
Brocade Communications Systems, Inc. (b)*	383,283	0.2	3,108
Polycom, Inc. *	138,739	0.2	3,801
Trimble Navigation Ltd. *	74,801	0.2	3,457
Other Securities	5,027,042	4.5	74,559
		5.3	88,083
Telecommunication Services 1.2%
SBA Communications Corp. *	118,934	0.2	3,177
Time Warner Telecom, Inc., Class A (a)*	160,808	0.2	3,206
Other Securities	1,174,300	0.8	13,129
		1.2	19,512
Transportation 2.9%
Continental Airlines, Inc., Class B (a)*	125,511	0.3	4,629
Other Securities	1,604,810	2.6	42,801
		2.9	47,430
Utilities 3.6%
Dynegy, Inc., Class A *	530,336	0.2	3,224
Sierra Pacific Resources *	214,037	0.2	3,245
Other Securities	2,079,284	3.2	53,000
		3.6	59,469

Security Rate, Maturity Date	Face Amount ($ x 1,000)		Value ($ x 1,000)
Short-Term Investment 0.2% of net assets
Other Securities	3,156	0.2	3,156

U.S. Treasury Obligation 0.0% of net assets
Other Securities	685	—	681

End of Investments.

See financial notes.    45

Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 15.2% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	251,338,226	251,338

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $1,245,704, and the unrealized appreciation and depreciation were $498,655 and ($85,822), respectively, with a net unrealized appreciation of $412,833.

In addition to the above, the fund held the following at 10/31/2006. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
Russell 2000 Index, e-mini Futures, Long expires 12/31/06	51	3,932	182

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

46    See financial notes.

Schwab Small-Cap Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $244,675 (cost $1,245,323)		$1,658,537
Collateral invested for securities on loan		251,338
Receivables:
Investments sold		714
Dividends		859
Fund shares sold		450
Income from securities on loan		191
Interest		1
Prepaid expenses	+	10
Total assets		1,912,100

Liabilities
Collateral for securities on loan		251,338
Payables:
Investment adviser and administrator fees		42
Transfer agent and shareholder services fees		24
Fund shares redeemed		1,087
Due to brokers for futures		19
Trustee fees		2
Accrued expenses	+	100
Total liabilities		252,612

Net Assets
Total assets		1,912,100
Total liabilities	–	252,612
Net assets		$1,659,488

Net Assets by Source
Capital received from investors		1,041,234
Net investment income not yet distributed		12,783
Net realized capital gains		192,075
Net unrealized capital gains		413,396

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$770,598		29,729		$25.92
Select Shares	$888,890		34,222		$25.97

See financial notes.    47

Schwab Small-Cap Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (net of $11 foreign withholding tax)		$22,891
Interest		288
Lending of securities	+	2,035
Total Investment Income		25,214

Net Realized Gains and Losses
Net realized gains on investments		190,721
Net realized gains on futures contracts	+	1,683
Net realized gains		192,404

Net Unrealized Gains and Losses
Net unrealized gains on investments		62,567
Net unrealized gains on futures contracts	+	116
Net unrealized gains		62,683

Expenses
Investment adviser and administrator fees		4,907
Transfer agent and shareholder service fees:
Investor Shares		2,060
Select Shares		839
Custodian fees		109
Shareholder reports		107
Portfolio accounting fees		105
Registration fees		61
Professional fees		49
Trustees’ fees		17
Overdraft Expense		8
Other expenses	+	25
Total expenses		8,287
Expense reduction by adviser and Schwab	–	43
Net expenses		8,244

Increase in Net Assets from Operations
Total investment income		25,214
Net expenses	–	8,244
Net investment income		16,970
Net realized gains		192,404
Net unrealized gains	+	62,683
Increase in net assets from operations		$272,057

48    See financial notes.

Schwab Small-Cap Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$16,970	$10,894
Net realized gains		192,404	81,311
Net unrealized gains	+	62,683	109,886
Increase in net assets from operations		272,057	202,091

Distributions Paid
Dividends from net investment income
Investor Shares		4,995	5,474
Select Shares	+	6,216	5,977
Total dividends from net investment income		11,211	11,451

Distributions from net realized gains
Investor Shares		5,339	—
Select Shares	+	5,156	—
Total distributions from net realized gains		10,495	—

Total distributions		$21,706	$11,451

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,811	$68,930	4,246	$91,743
Select Shares	+	5,327	128,328	5,026	109,688
Total shares sold		8,138	$197,258	9,272	$201,431

Shares Reinvested
Investor Shares		414	$9,611	237	$5,085
Select Shares	+	451	10,498	256	5,502
Total shares reinvested		865	$20,109	493	$10,587

Shares Redeemed
Investor Shares		(10,390)	$(251,597)	(11,218)	$(243,579)
Select Shares	+	(7,116)	(174,607)	(7,843)	(170,831)
Total shares redeemed		(17,506)	$(426,204)	(19,061)	$(414,410)

Net transactions in fund shares		(8,503)	$(208,837)	(9,296)	$(202,392)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		72,454	$1,617,974	81,750	$1,629,726
Total increase or decrease	+	(8,503)	41,514	(9,296)	(11,752)
End of period		63,951	$1,659,488	72,454	$1,617,974
Net investment income not yet distributed			$12,783		$8,490

See financial notes.    49

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	20.77	19.04	17.48	14.35	16.62
Income or loss from investment operations:
Net investment income	0.30	0.29	0.19	0.16	0.16
Net realized and unrealized gains or losses	3.01	1.69	1.53	3.14	(2.27)
Total income or loss from investment operations	3.31	1.98	1.72	3.30	(2.11)
Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.16)	(0.17)	(0.16)
Net asset value at end of period	23.83	20.77	19.04	17.48	14.35
Total return (%)	16.05	10.45	9.93	23.24	(12.86)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.53	0.54	0.56	0.53	0.40
Gross operating expenses	0.53	0.54	0.56	0.59	0.62
Net investment income	1.27	1.37	1.07	1.18	1.11
Portfolio turnover rate	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	607	600	592	469	263

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	20.83	19.09	17.52	14.37	16.65
Income or loss from investment operations:
Net investment income	0.31	0.31	0.22	0.20	0.19
Net realized and unrealized gains or losses	3.04	1.71	1.54	3.14	(2.29)
Total income or loss from investment operations	3.35	2.02	1.76	3.34	(2.10)
Less distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.19)	(0.19)	(0.18)
Net asset value at end of period	23.90	20.83	19.09	17.52	14.37
Total return (%)	16.23	10.63	10.10	23.50	(12.81)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.38	0.39	0.39	0.36	0.27
Gross operating expenses	0.38	0.39	0.41	0.44	0.47
Net investment income	1.41	1.52	1.23	1.35	1.24
Portfolio turnover rate	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	762	617	548	429	264

50    See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.6%	Common Stock	1,038,021	1,363,639
0.1%	Foreign Common Stock	425	994
—%	Preferred Stock	64	94
—%	U.S. Treasury Obligation	308	308
—%	Rights	—	—
99.7%	Total Investments	1,038,818	1,365,035
3.9%	Collateral Invested for Securities on Loan	52,763	52,763
(3.6)%	Other Assets and Liabilities, Net		(49,183)
100.0%	Net Assets		1,368,615

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.6% of net assets
Automobiles & Components 0.6%
Other Securities	328,986	0.6	7,894
Banks 5.9%
U.S. Bancorp	158,531	0.4	5,365
Wachovia Corp.	163,314	0.7	9,064
Wells Fargo & Co.	275,154	0.8	9,985
Other Securities	1,490,956	4.0	55,630
		5.9	80,044
Capital Goods 7.9%
General Electric Co. (c)	815,966	2.1	28,649
The Boeing Co.	68,800	0.4	5,494
United Technologies Corp.	84,068	0.4	5,525
Other Securities	1,395,957	5.0	68,318
		7.9	107,986
Commercial Services & Supplies 1.2%
Other Securities	486,321	1.2	16,279
Consumer Durables & Apparel 1.6%
Other Securities	602,274	1.6	21,892
Consumer Services 2.4%
Other Securities	907,962	2.4	33,079
Diversified Financials 8.9%
American Express Co.	105,150	0.5	6,079
Bank of America Corp. (c)	381,577	1.5	20,556
Citigroup, Inc. (c)	412,286	1.5	20,680
JPMorgan Chase & Co.	295,944	1.0	14,040
Merrill Lynch & Co., Inc.	79,800	0.5	6,976
Morgan Stanley	90,300	0.5	6,902
The Charles Schwab Corp. (d)	111,120	0.2	2,025
The Goldman Sachs Group, Inc. (a)	38,700	0.5	7,345
Other Securities	710,373	2.7	37,064
		8.9	121,667
Energy 8.5%
ChevronTexaco Corp.	178,939	0.9	12,025
ConocoPhillips	131,623	0.6	7,929
Exxon Mobil Corp. (c)	493,166	2.6	35,222
Schlumberger Ltd.	100,000	0.5	6,308
Other Securities	1,318,551	3.9	54,797
		8.5	116,281
Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	309,100	1.1	15,232
Other Securities	442,868	1.1	14,462
		2.2	29,694
Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	168,800	1.0	13,729
PepsiCo, Inc.	140,800	0.7	8,932
The Coca-Cola Co.	202,200	0.7	9,447
Other Securities	821,464	2.1	29,677
		4.5	61,785
Health Care Equipment & Services 4.4%
UnitedHealth Group, Inc.	118,880	0.4	5,799
Other Securities	1,345,183	4.0	54,405
		4.4	60,204
Household & Personal Products 1.9%
Procter & Gamble Co. (c)	269,915	1.3	17,110
Other Securities	184,447	0.6	9,425
		1.9	26,535
See financial notes.    51

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 5.5%
American International Group, Inc.	211,922	1.1	14,235
Berkshire Hathaway, Inc., Class A *	121	0.9	12,762
Other Securities	1,079,478	3.5	48,862
		5.5	75,859
Materials 3.1%
Other Securities	1,097,579	3.1	43,021
Media 4.0%
Comcast Corp., Class A *	151,336	0.5	6,155
News Corp., Class A	253,950	0.4	5,295
The Walt Disney Co.	195,410	0.5	6,148
Time Warner, Inc.	367,052	0.6	7,345
Other Securities	988,988	2.0	29,389
		4.0	54,332
Pharmaceuticals & Biotechnology 7.4%
Abbott Laboratories	125,705	0.5	5,972
Amgen, Inc. *	103,268	0.6	7,839
Eli Lilly & Co.	92,400	0.4	5,175
Genentech, Inc. *	83,300	0.5	6,939
Johnson & Johnson	246,370	1.2	16,605
Merck & Co., Inc.	183,552	0.6	8,337
Pfizer, Inc.	610,192	1.2	16,262
Wyeth	109,400	0.4	5,583
Other Securities	918,458	2.0	28,669
		7.4	101,381
Real Estate 2.5%
Other Securities	762,819	2.5	33,851
Retailing 4.0%
Home Depot, Inc.	162,300	0.5	6,059
Other Securities	1,408,353	3.5	49,041
		4.0	55,100
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	483,832	0.8	10,325
Other Securities	1,235,866	1.8	25,309
		2.6	35,634
Software & Services 6.2%
Google, Inc., Class A *	22,900	0.8	10,909
Microsoft Corp. (c)	800,850	1.7	22,992
Oracle Corp. *	434,449	0.6	8,024
Other Securities	1,681,198	3.1	43,096
		6.2	85,021
Technology Hardware & Equipment 6.1%
Apple Computer, Inc. *	65,000	0.4	5,270
Cisco Systems, Inc. *	511,909	0.9	12,352
Hewlett-Packard Co.	239,636	0.7	9,283
International Business Machines Corp.	131,510	0.9	12,142
Other Securities	2,634,030	3.2	44,362
		6.1	83,409
Telecommunication Services 3.0%
AT&T Corp.	318,806	0.8	10,919
BellSouth Corp.	151,887	0.5	6,850
Verizon Communications, Inc.	247,572	0.7	9,160
Other Securities	776,188	1.0	14,015
		3.0	40,944
Transportation 1.8%
United Parcel Service, Inc., Class B	91,480	0.5	6,893
Other Securities	444,119	1.3	18,308
		1.8	25,201
Utilities 3.4%
Other Securities	1,229,814	3.4	46,546

Foreign Common Stock 0.1% of net assets
Cayman Islands 0.1%
Energy 0.1%
Other Securities	19,155	0.1	994

Preferred Stock 0.0% of net assets
Real Estate 0.0%
Other Securities	1,200	—	94

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
U.S. Treasury Obligation 0.0% of net assets
Other Securities	310	—	308

52    See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Rights 0.0% of net assets
Other Securities	1,640	—	—

End of Investments.

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 3.9% of net assets
State Street Navigator Security Lending Prime Portfolio	52,763,359	52,763

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $1,039,468 and the unrealized appreciation and depreciation were $419,712 and ($94,145), respectively, with a net unrealized appreciation of $325,567.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contracts
Russell 2000 Index, e-mini, Long expires 12/31/06	10	771	56
S&P 500 Index, e-mini, Long, expires 12/15/06	10	692	36
			92

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Fair-valued by Management. Please see the complete schedule of holdings.

(c)	All or a portion of this security is held as collateral for open futures contracts. Please see the complete schedule of holdings.

(d)	Issuer is affiliated with the fund’s adviser.

See financial notes.    53

Schwab Total Stock Market Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $51,285 (cost $1,038,818)		$1,365,035
Collateral invested for securities on loan		52,763
Receivables:
Investments sold		2,944
Fund shares sold		1,349
Dividends		1,051
Income from securities on loan		22
Prepaid expenses	+	8
Total assets		1,423,172

Liabilities
Collateral invested for securities on loan		52,763
Payables:
Investments bought		22
Investment adviser and administrator fees		29
Transfer agent and shareholder services fees		19
Fund shares redeemed		919
Payable to custodian		715
Due to brokers for futures		3
Trustee fees		2
Accrued expenses	+	85
Total liabilities		54,557

Net Assets
Total assets		1,423,172
Total liabilities	–	54,557
Net assets		$1,368,615

Net Assets by Source
Capital received from investors		1,043,168
Net investment income not yet distributed		13,499
Net realized capital losses		(14,361)
Net unrealized capital gains		326,309

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$606,548		25,453		$23.83
Select Shares	$762,067		31,889		$23.90

54    See financial notes.

Schwab Total Stock Market Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $9 from affiliated issuer and net of $2 foreign withholding tax)		$22,687
Interest		261
Lending of securities	+	193
Total Investment Income		23,141

Net Realized Gains and Losses
Net realized gains on investments		3,248
Net realized gains on futures contracts	+	402
Net realized gains		3,650

Net Unrealized Gains and Losses
Net unrealized gains on investments		172,007
Net unrealized gains on futures contracts	+	27
Net unrealized gains		172,034

Expenses
Investment adviser and administrator fees		3,234
Transfer agent and shareholder service fees:
Investor Shares		1,526
Select Shares		678
Portfolio accounting fees		127
Registration fees		87
Shareholder reports		69
Custodian fees		59
Professional fees		47
Trustees’ fees		14
Overdraft expense		4
Other expenses	+	24
Total expenses		5,869

Increase in Net Assets from Operations
Total investment income		23,141
Net expenses	–	5,869
Net investment income		17,272
Net realized gains		3,650
Net unrealized gains	+	172,034
Increase in net assets from operations		$192,956

See financial notes.    55

Schwab Total Stock Market Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$17,272	$17,477
Net realized gains		3,650	3,994
Net unrealized gains	+	172,034	97,829
Increase in net assets from operations		192,956	119,300

Distributions Paid
Dividends from net investment income
Investor Shares		7,046	7,770
Select Shares	+	8,255	7,956
Total dividends from net investment income		$15,301	$15,726

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		3,959	$87,655	5,085	$102,573
Select Shares	+	8,052	178,696	6,795	138,664
Total shares sold		12,011	$266,351	11,880	$241,237

Shares Reinvested
Investor Shares		302	$6,537	362	$7,203
Select Shares	+	315	6,824	328	6,531
Total shares reinvested		617	$13,361	690	$13,734

Shares Redeemed
Investor Shares		(7,691)	$(169,892)	(7,672)	$(155,939)
Select Shares	+	(6,111)	(136,146)	(6,203)	(126,000)
Total shares redeemed		(13,802)	$(306,038)	(13,875)	$(281,939)

Net transactions in fund shares		(1,174)	$(26,326)	(1,305)	$(26,968)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,516	$1,217,286	59,821	$1,140,680
Total increase or decrease	+	(1,174)	151,329	(1,305)	76,606
End of period		57,342	$1,368,615	58,516	$1,217,286

Net investment income not yet distributed			$13,499		$11,788

56    See financial notes.

Schwab International Index Fund®

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	17.07	14.82	12.74	10.47	12.22
Income or loss from investment operations:
Net investment income	0.48	0.35	0.26	0.23	0.21
Net realized and unrealized gains or losses	3.92	2.18	2.05	2.25	(1.82)
Total income or loss from investment operations	4.40	2.53	2.31	2.48	(1.61)
Less distributions:
Dividends from net investment income	(0.35)	(0.28)	(0.23)	(0.21)	(0.14)
Net asset value at end of period	21.12	17.07	14.82	12.74	10.47
Total return (%)	26.15	17.30	18.40	24.24	(13.34)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.69	0.68	0.69	0.65	0.58
Gross operating expenses	0.70	0.72	0.73	0.74	0.76
Net investment income	2.41	2.05	1.78	2.01	1.70
Portfolio turnover rate	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	706	595	550	494	443

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/2/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	17.09	14.83	12.75	10.47	12.23
Income or loss from investment operations:
Net investment income	0.50	0.38	0.28	0.25	0.21
Net realized and unrealized gains or losses	3.93	2.19	2.05	2.26	(1.82)
Total income or loss from investment operations	4.43	2.57	2.33	2.51	(1.61)
Less distributions:
Dividends from net investment income	(0.38)	(0.31)	(0.25)	(0.23)	(0.15)
Net asset value at end of period	21.14	17.09	14.83	12.75	10.47
Total return (%)	26.35	17.56	18.56	24.50	(13.31)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.49	0.47
Gross operating expenses	0.55	0.57	0.58	0.59	0.61
Net investment income	2.60	2.23	1.97	2.19	1.81
Portfolio turnover rate	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	954	776	687	629	536

See financial notes.    57

Schwab International Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.4%	Foreign Common Stock	967,386	1,649,642
0.3%	Short-Term Investment	4,182	4,182
99.7%	Total Investments	971,568	1,653,824
5.8%	Collateral Invested for Securities on Loan	96,480	96,480
(5.5)%	Other Assets and Liabilities, Net		(91,025)
100.0%	Net Assets		1,659,279

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Foreign Common Stock 99.4% of net assets
Australia 4.3%
BHP Billiton Ltd.	582,860	0.8	12,406
Other Securities	3,873,498	3.5	58,530
		4.3	70,936
Austria 0.2%
Other Securities	58,241	0.2	3,621
Belgium 1.3%
Fortis	205,652	0.5	8,624
Other Securities	197,580	0.8	12,292
		1.3	20,916
Canada 6.7%
Royal Bank of Canada (a)	201,446	0.5	8,934
Other Securities	2,960,648	6.2	101,941
		6.7	110,875
Denmark 0.5%
Other Securities	105,407	0.5	8,004
Finland 1.1%
Nokia Oyj	653,383	0.8	12,987
Other Securities	255,790	0.3	5,692
		1.1	18,679
France 10.3%
Axa	292,677	0.7	11,134
BNP Paribas	131,357	0.9	14,426
Sanofi-Aventis	154,055	0.8	13,118
Societe Generale	58,802	0.6	9,762
Suez SA	202,911	0.5	9,089
Total SA	393,890	1.6	26,645
Other Securities	1,462,887	5.2	86,468
		10.3	170,642
Germany 7.6%
Allianz AG	63,388	0.7	11,779
DaimlerChrysler AG	162,404	0.6	9,285
Deutsche Bank AG	82,735	0.6	10,464
Deutsche Telekom AG	485,962	0.5	8,425
E.ON AG	112,817	0.8	13,584
Siemens AG *	142,378	0.8	12,844
Other Securities	875,463	3.6	59,780
		7.6	126,161
Greece 0.3%
Other Securities	123,264	0.3	4,529
Hong Kong 0.8%
Other Securities	1,888,420	0.8	13,768
Ireland 0.7%
Other Securities	491,102	0.7	11,912
Italy 3.3%
Eni S.p.A. (a)	419,043	0.8	12,676
Other Securities	5,739,239	2.5	42,022
		3.3	54,698
Japan 18.8%
Canon, Inc.	190,995	0.6	10,200
Honda Motor Co., Ltd.	246,039	0.5	8,684
Mitsubishi UFJ Financial Group, Inc.	1,612	1.2	20,448
Mizuho Financial Group, Inc.	1,666	0.8	12,950
Sumitomo Mitsui Financial Group, Inc.	1,014	0.7	11,081
Takeda Pharmaceutical Co., Ltd.	130,200	0.5	8,359
Toyota Motor Corp.	438,703	1.6	25,904
Other Securities	11,851,680	12.9	214,892
		18.8	312,518

58    See financial notes.

Schwab International Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Netherlands 4.1%
ABN AMRO Holding N.V.	300,416	0.5	8,754
ING Groep N.V.	366,162	1.0	16,217
Other Securities	1,805,220	2.6	43,171
		4.1	68,142
Norway 0.4%
Other Securities	340,039	0.4	6,923
Portugal 0.2%
Other Securities	717,379	0.2	4,052
Singapore 0.5%
Other Securities	1,602,960	0.5	8,016
Spain 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	552,339	0.8	13,331
Banco Santander Central Hispano S.A.	1,013,916	1.0	17,547
Telefonica S.A.	777,060	0.9	14,960
Other Securities	836,907	1.9	31,145
		4.6	76,983
Sweden 1.8%
Telefonaktiebolaget LM Ericsson, Class B	2,372,504	0.6	8,968
Other Securities	1,174,867	1.2	20,664
		1.8	29,632
Switzerland 7.6%
Credit Suisse Group	199,166	0.7	12,006
Nestle S.A.	65,820	1.4	22,492
Novartis AG–Reg’d.	436,697	1.6	26,508
Roche Holdings AG	111,022	1.2	19,439
UBS AG	348,598	1.3	20,815
Other Securities	541,279	1.4	23,971
		7.6	125,231
United Kingdom 24.3%
Anglo American plc	240,109	0.6	10,867
AstraZeneca plc	253,064	0.9	14,914
Barclays plc	1,053,619	0.9	14,196
BP plc	3,203,910	2.2	35,817
Diageo plc	445,768	0.5	8,242
GlaxoSmithKline plc	932,267	1.5	24,845
HBOS plc	605,157	0.8	12,537
HSBC Holdings plc	1,805,836	2.1	34,267
Lloyds TSB Group plc	895,483	0.6	9,565
Rio Tinto plc	167,659	0.6	9,277
Royal Bank of Scotland Group plc	501,714	1.1	17,860
Royal Dutch Shell plc, Class A	749,220	1.6	26,070
Royal Dutch Shell plc, Class B	434,049	0.9	15,596
Tesco plc	1,227,342	0.5	9,208
Vodafone Group plc	8,348,655	1.3	21,512
Other Securities	23,960,527	8.2	138,631
		24.3	403,404

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
Short-Term Investment 0.3% of net assets
Other Securities	4,182	0.3	4,182

End of Investments.

Security and Number of Shares			Value ($ x 1,000)
Collateral Invested for Securities on Loan 5.8% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	96,479,879	5.8	96,480

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $986,474, and the unrealized appreciation and depreciation were $699,603 and ($32,253), respectively, with a net unrealized appreciation of $667,350.

At 10/31/06, the prices of certain foreign securities held by the fund aggregating $1,515,837 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

See financial notes.    59

Schwab International Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $92,211 (cost $971,568)		$1,653,824
Collateral invested for securities on loan		96,480
Cash		123
Foreign currency, at value (cost $379)		384
Receivables:
Fund shares sold		4,309
Dividends		1,823
Reclaims		202
Income from securities on loan		35
Prepaid expenses	+	9
Total assets		1,757,189

Liabilities
Collateral invested for securities on loan		96,480
Payables:
Investments bought		21
Investment advisors and administrator fees		52
Transfer agent and shareholder services fees		20
Fund shares redeemed		875
Trustee fees		2
Accrued expenses	+	460
Total liabilities		97,910

Net Assets
Total assets		1,757,189
Total liabilities	–	97,910
Net assets		$1,659,279

Net Assets by Source
Capital received from investors		1,202,536
Net investment income not yet distributed		34,946
Net realized capital losses		(260,470)
Net unrealized capital gains		682,267

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$705,737		33,410		$21.12
Select Shares	$953,542		45,100		$21.14

60    See financial notes.

Schwab International Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (net of $3,993 foreign withholding tax)		$45,893
Interest		275
Lending of securities	+	1,345
Total Investment Income		47,513

Net Realized Gains and Losses
Net realized gains on investments		36,532
Net realized gains on foreign currency transactions		29
Net realized gains on futures contracts	+	34
Net realized gains		36,595

Net Unrealized Gains and Losses
Net unrealized gains on investments		278,152
Net unrealized gains on foreign currency transactions	+	55
Net unrealized gains		278,207

Expenses
Investment adviser and administrator fees		6,041
Transfer agent and shareholder service fees:
Investor shares		1,641
Select shares		876
Custodian fees		630
Portfolio accounting fees		94
Shareholder reports		91
Professional fees		49
Trustees’ fees		15
Registration fees		8
Overdraft expense		4
Other expenses	+	11
Total expenses		9,460
Expense reduction by adviser and Schwab	–	557
Net expenses		8,903

Increase in Net Assets from Operations
Total investment income		47,513
Net expenses	–	8,903
Net investment income		38,610
Net realized gains		36,595
Net unrealized gains	+	278,207
Increase in net assets from operations		$353,412

See financial notes.    61

Schwab International Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$38,610	$29,254
Net realized gains		36,595	15,815
Net unrealized gains	+	278,207	169,670
Increase in net assets from operations		353,412	214,739

Distributions Paid
Dividends from net investment income
Investor Shares		12,022	10,423
Select Shares	+	17,265	14,231
Total dividends from net investment income		$29,287	$24,654

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		5,781	$111,778	5,337	$85,930
Select Shares	+	7,746	148,437	7,993	128,120
Total shares sold		13,527	$260,215	13,330	$214,050

Shares Reinvested
Investor Shares		619	$11,010	617	$9,445
Select Shares	+	882	15,675	864	13,224
Total shares reinvested		1,501	$26,685	1,481	$22,669

Shares Redeemed
Investor Shares		(7,861)	$(150,978)	(8,209)	$(132,435)
Select Shares	+	(8,930)	(171,954)	(9,795)	(160,690)
Total shares redeemed		(16,791)	$(322,932)	(18,004)	$(293,125)

Net transactions in fund shares		(1,763)	$(36,032)	(3,193)	$(56,406)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		80,273	$1,371,186	83,466	$1,237,507
Total increase or decrease	+	(1,763)	288,093	(3,193)	133,679
End of period		78,510	$1,659,279	80,273	$1,371,186
Net investment income not yet distributed			$34,946		$25,265

62    See financial notes.

Schwab Equity Index Funds

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (trust) are no-load, open-end management investment companies. Each company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in each trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Schwab MartketTrack All Equity PortfolioTM
Schwab MarketTrack Growth PortfolioTM
Schwab MarketTrack Balanced PortfolioTM
Schwab MarketTrack Conservative PortfolioTM
Laudus U.S. MarketMasters FundTM
Laudus Small-Cap MarketMasters FundTM
Laudus International MarketMasters FundTM
Schwab Viewpoints FundTM
Schwab Premier Equity Fund®
Schwab Core Equity FundTM
Schwab Dividend Equity FundTM
Schwab Large-Cap Growth FundTM
Schwab Small-Cap Equity FundTM
Schwab Hedged Equity FundTM
Schwab Financial Services FundTM
Schwab Health Care FundTM
Schwab Technology FundTM
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index® Fund
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market FundTM
Schwab Total Bond Market FundTM
Schwab Inflation Protected FundTM
Schwab GNMA FundTM
Schwab Tax-Free YieldPlus FundTM
Schwab Short/Intermediate Tax-Free Bond FundTM
Schwab Long-Term Tax-Free Bond FundTM
Schwab California Tax-Free YieldPlus FundTM
Schwab California Short/Intermediate
Tax-Free Bond FundTM
Schwab California Long-Term Tax-Free Bond Fund FundTM

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares®, is available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

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Schwab Equity Index Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which Fund shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b)	Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least

64

Schwab Equity Index Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d)	Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f)	Foreign Currency Translation:

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(g)	Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(h)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(i)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(j)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

    65

Schwab Equity Index Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(k)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”), is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
First $500 million	0.15%	0.18%	0.30%	0.33%	0.30%	0.43%
Over $500 million	0.09%	0.18%	0.22%	0.28%	0.22%	0.38%
Over $1 billion	0.09%	0.15%	0.22%	n/a	n/a	n/a
Over $5 billion	0.08%	n/a	0.20%	n/a	n/a	n/a
Over $10 billion	0.07%	n/a	0.18%	n/a	n/a	n/a

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%*
e.Shares*	0.05%	0.05%
Institutional Select Fund Shares	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund

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Schwab Equity Index Funds

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2007, as follows:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of October 31, 2006, the percentages of fund shares owned by other Schwab Funds are:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Schwab MarketTrack Portfolios:
All Equity Portfolio	—	11.3%	—	7.9%	—	9.5%
Growth Portfolio	—	8.2%	—	8.5%	—	8.6%
Balanced Portfolio	—	4.1%	—	4.8%	—	4.8%
Conservative Portfolio	—	0.1%	—	1.9%	—	1.9%

Schwab Annuity Portfolios:
Growth Portfolio II	—	0.6%	—	0.5%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	—
Institutional Select S&P 500 Fund	$38,351
1000 Index Fund	919
Small-Cap Index Fund	151,724
Total Stock Market Index Fund	—
International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

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Schwab Equity Index Funds

Financial Notes (continued)

4.  Purchases and Sales of Investment Securities:
        (All dollar amounts are × 1,000)
For the fiscal year ended October 31, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
S&P 500 Index Fund	$211,595	$1,067,493
Institutional Select S&P 500 Fund	648,618	24,017
1000 Index Fund	354,445	886,836
Small-Cap Index Fund	476,516	587,563
Total Stock Market Index Fund	36,722	47,112
International Index Fund	175,256	193,979

5.	Redemption Fee: (All dollar amounts are × 1,000)

The funds impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased on or before 4/29/05 and held less than 180 days, the S&P 500 Index Fund, the 1000 Index Fund, the Small-Cap Index Fund, the Total Market Index Fund and the Institutional Select S&P 500 Fund each charged a redemption fee of 0.75% and the International Index Fund charged a redemption fee of 1.50%. For shares purchased after 4/29/05, the funds charge a redemption fees of 2.00% on shares held 30 days or less. The redemption amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

	Current Period	Prior Period
S&P 500 Index Fund
Investor Shares	$57	$192
Select Shares	60	200
e.Shares	2	15
Institutional Select S&P 500 Fund	31	40
1000 Index Fund
Investor Shares	87	151
Select Shares	22	65
Small-Cap Index Fund
Investor Shares	19	44
Select Shares	5	50
Total Stock Market Index Fund
Investor Shares	15	38
Select Shares	28	32
International Index Fund
Investor Shares	18	52
Select Shares	63	106

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Schwab Equity Index Funds

Financial Notes (continued)

6.  Borrowing:
        (All dollar amounts are × 1,000)
The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

Fund	Amount Outstanding at 10/31/06	Average Borrowing*	Weighted Average Interest Rate*(%)
Schwab S&P 500 Index Fund	$—	$6,094	4.94
Schwab Institutional Select S&P 500 Fund	—	1,970	4.78
Schwab 1000 Index Fund	—	—	—
Schwab Small-Cap Index Fund	—	2,451	5.00
Schwab Total Stock Market Index Fund	715	1,874	4.74
Schwab International Index Fund	—	600	5.15

*	Based on the number of days for which the borrowing is outstanding.

7.	Federal Income Taxes: (All dollar amounts are × 1,000)

As of October 31, 2006, the components of undistributable earnings on a tax-basis were as follows:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Undistributed ordinary income	$100,766	$24,467	$70,645	$59,382	$13,299	$47,026
Undistributed long-term capital gains	—	—	—	145,855	—	—
Unrealized appreciation on investments	2,828,797	272,607	3,776,628	498,655	419,712	699,603
Unrealized depreciation on investments	(514,663)	(40,526)	(144,026)	(85,822)	(94,145)	(32,253)
Other unrealized appreciation/depreciation	—	—	—	182	—	11
Net unrealized appreciation/ (depreciation)	2,314,134	232,081	3,632,602	413,015	325,567	667,361

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

Expire	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
2008	$26,504	$—	$—	$—	$—	$—
2009	50,224	$16,907	—	—	—	97,628
2010	400,268	27,646	132,657	—	8,568	112,722
2011	72,381	1,609	164,037	—	3,976	39,016
2012	29,212		11,942	—	874	8,278
2013	175,896		—	—	—	—
2014	109,257	2,359	—	—	—	—
Total	$863,742	$48,521	$308,636	—	$13,418	$257,644

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Schwab Equity Index Funds

Financial Notes (continued)

7.  Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Deferred capital losses	$—	$—	$—	$—	$—	$—
Capital losses utilized	$—	$—	$200,195	$—	$3,960	$—

The tax-basis components of distributions paid during the current and prior fiscal years were:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Current period distributions
Ordinary income	$129,338	$18,249	$86,881	$11,211	$15,301	$29,287
Long-term capital gains	—	—	—	10,495	—	—
Return of capital

Prior period distributions
Ordinary income	144,350	6,241	95,632	11,451	15,726	24,654
Long-term capital gains	—	—	—	—	—	—
Return of capital

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2006, the funds made the following reclassifications:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Capital shares	$(74)	$(8)	$235	$560	$(28)	$—
Undistributed net investment income	(868)	(104)	(1,600)	(1,466)	(260)	358
Net realized capital gains and losses	942	112	1,365	906	288	(358)

Other Federal Tax Information (unaudited)
(All dollar amounts are × 1,000)
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2006, qualify for the corporate dividends received deduction:

Percentage
S&P 500 Index Fund	100.00%
Institutional Select S&P 500 Fund	97.68
1000 Index Fund	100.00
Small-Cap Index Fund	81.82
Total Stock Market Index Fund	100.00
International Index Fund	—

For the fiscal year ended October 31, 2006, the fund’s designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2007 via IRS form 1099 of the amounts for use in preparing their 2006 income tax return.

S&P 500 Index Fund	$129,338
Institutional Select S&P Fund	18,249
1000 Index Fund	86,881
Small-Cap Index Fund	11,137
Total Stock Market Index Fund	15,301
International Index Fund	29,287

70

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2006

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust and Schwab Investments (collectively, the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s

72

performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below gives information about the trustees and officers for The Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of October 31, 2006, the Fund Complex included 96 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	96	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996–1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	96
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

74

Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	96	None.

    75

Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer — Fixed Income (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer — Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer — Equities (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust and Schwab Investments since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust and Schwab Investments since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

76

Officers of the Trust continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006)
Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

    77

Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization  See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate  For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS)  A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

78

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds

Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds

Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™
Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC

Printed on recycled paper.

MFR13810-09

Schwab Active Equity Funds

Annual Report

October 31, 2006

Schwab Premier Equity Fund®

Schwab Core Equity Fund™

Schwab Dividend Equity Fund™

Schwab Large-Cap Growth Fund™

Schwab Small-Cap Equity Fund™

Schwab Hedged Equity Fund™

Schwab Financial Services Fund™

Schwab Health Care Fund™

Schwab Technology Fund™

The power of Schwab Equity Ratings®. The convenience and diversification of mutual funds.

In this report

Performance at a Glance	1
From the Chairman	2
From the President	3
Investment Environment	4
Schwab Premier Equity Fund®	6
Schwab Core Equity Fund™	8
Schwab Dividend Equity Fund™	10
Schwab Large-Cap Growth Fund™	12
Schwab Small-Cap Equity Fund™	14
Schwab Hedged Equity Fund™	16
Schwab Financial Services Fund™	18
Schwab Health Care Fund™	20
Schwab Technology Fund™	22
Fund Expenses	24
Financial Statements	26
Financial Notes	87
Investment Advisory Agreement Approval	98
Trustees and Officers	100
Glossary	104

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Shares™ in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).
Schwab Equity Ratings® are produced by the Schwab Center for Investment Research®.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab Premier Equity Fund®
Investor Shares (Ticker Symbol: SWPNX)	17.22%
Select Shares (Ticker Symbol: SWPSX)	17.28%
Benchmark: S&P 500® Index	16.34%
Fund Category: Morningstar Large-Cap Blend	14.74%
Performance Details	pages 6–7

Schwab Core Equity Fund™
(Ticker Symbol: SWANX)	17.02%
Benchmark: S&P 500® Index	16.34%
Fund Category: Morningstar Large-Cap Blend	14.74%
Performance Details	pages 8–9

Schwab Dividend Equity Fund™
Investor Shares (Ticker Symbol: SWDIX)	17.63%
Select Shares (Ticker Symbol: SWDSX)	17.86%
Benchmark: S&P 500® Index	16.34%
Fund Category: Morningstar Large-Cap Value	17.90%
Performance Details	pages 10–11

Schwab Large-Cap Growth Fund™
Investor Shares (Ticker Symbol: SWLNX)	13.80%
Select Shares (Ticker Symbol: SWLSX)	14.04%
Benchmark: Russell 1000 Growth Index	10.84%
Fund Category: Morningstar Large-Cap Growth	9.03%
Performance Details	pages 12–13

Schwab Small-Cap Equity Fund™
Investor Shares (Ticker Symbol: SWSIX)	15.71%
Select Shares (Ticker Symbol: SWSCX)	15.89%
Benchmark: S&P Small-Cap 600 Index	16.10%
Fund Category: Morningstar Small-Cap Blend	16.35%
Performance Details	pages 14–15
Schwab Hedged Equity Fund™
Investor Shares (Ticker Symbol: SWHIX)	12.71%
Select Shares (Ticker Symbol: SWHEX)[1]	12.89%
Benchmark: S&P 500® Index	16.34%
Fund Category: Morningstar Long-Short	7.46%
Performance Details	pages 16–17

Schwab Financial Services Fund™
(Ticker Symbol: SWFFX)	14.85%
Benchmark: S&P 1500 Super Composite	19.40%
Financials Sector Index
Fund Category: Morningstar Financial Services	18.51%
Performance Details	pages 18–19

Schwab Health Care Fund™
(Ticker Symbol: SWHFX)	7.27%
Benchmark: S&P 1500 Super Composite	10.72%
Health Care Sector Index
Fund Category: Morningstar Health Care	8.44%
Performance Details	pages 20–21

Schwab Technology Fund™
(Ticker Symbol: SWTFX)	8.40%
Benchmark: S&P 1500 Super Composite	10.97%
Technology Sector Index
Fund Category: Morningstar Technology	10.16%
Performance Details	pages 22–23

Minimum Initial Investment[2]
Investor Shares ($1,000 for retirement, education and custodial accounts)	$2,500
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds’ total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

1One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

2Please see prospectus for further detail and eligibility requirements.

Schwab Active Equity Funds    1

Charles Schwab Chairman
From the Chairman

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing some of the highest quality products and services — at a competitive price — we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes more than 50 funds with over $170 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

The Schwab Active Equity Funds, included in this report, are powered by Schwab Equity Ratings and use the same stock-ranking expertise that has helped Schwab’s model equity portfolio achieve industry recognition in Barron’s annual stock-selection competitions. Schwab Equity Ratings are based upon a disciplined, systematic approach that evaluates approximately 3,000 U.S. stocks on the basis of a wide variety of investment criteria.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

Barron’s awarded Schwab the first-place rank for the five-year period from June 30, 2001 to June 30, 2006, and for the three year period from June 30, 2003 to June 30, 2006, for “best of” stock recommendation lists submitted by certain brokerage firms to Zacks Investment Research, Inc., an independent firm that analyzes broker research. Barron’s also awarded Schwab the first-place rank for the five-year periods from December 31, 2000 to December 31, 2005, and for the three year periods from December 31, 2001 to December 31, 2004, and the 2001 to 2003 for “best of” stock recommendation lists.

Schwab’s model performance results are simulated model portfolio performance results, which do not represent actual investment performance or trading. The results of Schwab’s model performance are not an indicator of the returns a Schwab client would have realized or will realize in relying on Schwab Equity Ratings® or for mutual funds that use Schwab Equity Ratings as part of their methodology. For further information about Schwab Equity Ratings, see schwab.com.

2    Schwab Active Equity Funds

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.

From the President

Dear Shareholder,

I am pleased to present the annual report for the Schwab Active Equity Funds for the period ended October 31, 2006. The funds in this report leverage Schwab Equity Ratings, Schwab’s industry-recognized, disciplined stock-rating approach. With the support of investors like you, Schwab Active Equity Funds assets were over $6 billion as of this report date.

While we are pleased with the growth of assets, we are also mindful of the need to ensure the funds’ size does not hamper the portfolio manager’s ability to execute its investment strategy and continue to deliver strong performance to shareholders. For this reason, we closed the Schwab Premier Equity Fund to new investors earlier this year, and have notified shareholders of our intention to close the Schwab Small-Cap Equity Fund on January 31, 2007. Existing shareholders of the fund and certain eligible investors, as defined in the prospectus, will still be able to purchase shares of the fund.

With this report, you will see that we have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. You will notice, for example, that we have added a new lead page, Performance at a Glance, which includes the funds’ ticker symbols and report period returns for the funds, their benchmarks and category averages. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

At this time, I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

I’d like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Schwab Active Equity Funds    3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

As the U.S. economy transitioned to slower growth, equities markets rebounded, aided by higher corporate profitability, falling energy/commodity prices, and lower interest rates. The S&P 500 Index returned 16.34% and the Russell 2000 Index returned 19.98%, respectively, for the one-year report period ended October 31, 2006. Improving fundamentals and attractive valuations strengthened investor interest in emerging markets and the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index returned 27.52%. Performance in the bond markets has been mixed over the year, although the Lehman Brothers U.S. Aggregate Bond Index gained 5.19%. Several key issues continued to resonate with investors, including slowing economic growth, Federal Reserve (the Fed) policy, a sluggish real estate market, inflation concerns, and fluctuating energy prices.

Economic growth has been anything but predictable over the past year. The last quarter of 2005 saw Gross Domestic Price (GDP) slow considerably as the economy adjusted to changes in inventories and higher energy prices. Although Hurricane Katrina remained a focal point in the news late in 2005, its economic impact was determined to be minimal as damage remained contained within the hurricane’s path. In the first quarter of 2006, GDP then rebounded, only to slow later in the year. Though falling existing home sales and lower motor vehicle production have done much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote stable growth. The unemployment rate fell to a cyclical low of 4.4% in the third quarter of 2006 while consumer spending and business investment remained key contributors to GDP growth.

In efforts to curb inflationary pressures, the Fed raised short-term interest rates six times during the period. August marked a key point in the year as Committee members decided to hold the Fed’s target rate at 5.25%, where it remained as of

Asset Class Performance Comparison % returns during the report period
This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.
■ 16.34%	S&P 500® Index: measures U.S. large-cap stocks
■ 19.98%	Russell 2000® Index: measures U.S. small-cap stocks
■ 27.52%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
■ 5.19%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4    Schwab Active Equity Funds

The Investment Environment  continued

the end of the report period. In its statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, and a cooling of the housing market. The Fed indicated they generally expected the economy to grow at a pace below its potential, which proved to be an accurate prediction. Consistent with the Fed’s report, GDP continued to decline, growing only 2.2% in the third quarter of 2006.

Energy prices have been a key issue in the markets over the past year. Following Hurricane Katrina, oil prices peaked around $71 per barrel, with domestic gasoline prices passing $3.00 a gallon. Prices subsequently fell, but rebounded nearly 21% early in 2006, partly due to concerns that Iran might cut back exports in response to a dispute over their nuclear program. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined nearly 26% since July 2006’s record $78.40 per barrel, yet still remained around the $60–61 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 have also had a significant impact on the housing market. Housing starts fell considerably, down nearly 34% since the beginning of 2006. Existing home sales continued to decline as well, falling nearly 15% from their peak reached in 2005. Although sales have dropped, they remained strong by historical standards. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy. With regards to GDP, housing took off about one percent in the third quarter of 2006, although rebounds in income, consumer spending, and investments helped to offset the impact.

Despite a moderation in economic growth during the report period, economic fundamentals remained healthy as of the end of the period. The Fed’s task of balancing inflation pressures without significantly hindering economic growth will be thoroughly scrutinized in the coming months. The challenge is to bring this economy to a state of stable growth and achieve a soft landing.

Nothing in this report represents a recommendation of a security by the investment adviser.
Manager views and portfolio holdings may have changed since the report date.

Schwab Active Equity Funds    5

Schwab Premier Equity Fund®

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Premier Equity Fund Investor Shares returned 17.22% for the one-year period ended October 31, 2006, outperforming its benchmark, the S&P 500 Index, which was up 16.34% for the same period. The fund’s emphasis on stock holdings with smaller market capitalization than the benchmark contributed positively to the fund’s performance as they outperformed their larger counterparts. A significant amount of the fund’s performance can be attributed to Schwab Equity Rating’s rigorous stock evaluation and its ability to identify stocks likely to outperform the market. From an industry group perspective, an overweight to the Materials industry group positively contributed to performance, as well as an underweight to Capital Goods. Top performers from a stock selection standpoint include such names as Veritas DGC, Inc., AMR Corporation, and BEA Systems. One of the fund’s largest holdings, Veritas received a cash and stock offer to be purchased, which helped boost the company’s stock price. On the downside, an overweight to the Insurance, Health Care Equipment and Services, and Software and Services industry groups detracted from returns. Stocks that underperformed during the period included Autodesk, Inc. and Red Hat, Inc., whose stock price dipped in October 2006 as a competitor announced its plans to offer similar support services at lower prices.

As of 10/31/06:

Statistics
Number of Holdings	101
Weighted Average Market Cap ($ x 1,000,000)	30,113
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	22.8%
Information Technology	15.0%
Health Care	12.5%
Industrials	10.8%
Consumer Discretionary	9.5%
Energy	9.0%
Consumer Staples	8.7%
Materials	4.8%
Utilities Telecommunication	3.5%
Services	2.8%
Others	0.6%
Total	100.0%

Top Holdings % of Net Assets[1]
Veritas DGC, Inc.	1.5%
Franklin Resources, Inc.	1.3%
Pactiv Corp.	1.3%
Exxon Mobil Corp.	1.3%
Hewlett-Packard Co.	1.3%
Nationwide Financial Services, Inc., Class A	1.3%
General Mills, Inc.	1.2%
Greif, Inc., Class A	1.2%
Cameron International Corp.	1.2%
J.C.Penny Co., Inc.	1.2%
Total	12.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6    Schwab Active Equity Funds

Schwab Premier Equity Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	Since Inception
Investor Shares (3/21/05)	17.22%	15.05%
Select Shares (3/21/05)	17.28%	15.15%
Benchmark: S&P 500® Index	16.34%	11.52%
Fund Category: Morningstar Large-Cap Blend	14.74%	11.05%

Style Assessment[3]

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

Schwab Active Equity Funds    7

Schwab Core Equity Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Core Equity Fund posted a return of 17.02%, outperforming its benchmark, the S&P 500 Index, which returned 16.34% for the one-year report period. A leading contributor to the fund’s performance was its emphasis on smaller market capitalization holdings relative to the benchmark, as they outperformed large-capitalization stocks for the report period. A significant amount of the fund’s performance can be attributed to Schwab Equity Rating’s rigorous stock evaluation and its ability to identify stocks likely to outperform the market. From an industry group standpoint, an overweight to Diversified Financials and Transportation contributed to returns. In addition, an underweight to Energy proved beneficial as energy stocks declined during the report period. Stocks that performed well during the period included such names as Lockheed Martin Corporation, CSX Corporation, and Hewlett-Packard Company. On the downside, an overweight to the Insurance and Health Care Equipment and Services industry groups contained returns. From a stock perspective, positions in Aetna, Inc., Radian Group, Inc., and Computer Sciences Corporation detracted from the fund’s performance.

As of 10/31/06:

Statistics
Number of Holdings	90
Weighted Average Market Cap ($ x 1,000,000)	62,672
Price/Earnings Ratio (P/E)	17.7
Price/Book Ratio (P/B)	2.9

Sector Weightings % of Investments
Financials	22.9%
Health Care	16.9%
Information Technology	16.0%
Industrials	12.9%
Consumer Discretionary	8.8%
Materials	5.8%
Energy	5.1%
Consumer Staples	5.0%
Telecommunication Services	2.7%
Utilities	2.1%
Others	1.8%
Total	100.0%

Top Holdings % of Net Assets[1]
The Boeing Co.	4.7%
Exxon Mobil Corp.	4.5%
Franklin Resources, Inc.	4.0%
MetLife, Inc.	4.0%
Hewlett-Packard Co.	3.9%
Pfizer, Inc.	3.9%
Lockheed Martin Corp.	3.8%
International Business Machines Corp.	3.4%
Merck & Co., Inc.	3.2%
American Express Co.	2.8%
Total	38.2%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

8    Schwab Active Equity Funds

Schwab Core Equity Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	5 years	10 years
Fund: Schwab Core Equity Fund (7/1/96)	17.02%	8.80%	9.26%
Benchmark: S&P 500® Index	16.34%	7.25%	8.63%
Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	7.76%

Style Assessment[3]

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

Schwab Active Equity Funds    9

Schwab Dividend Equity Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Dividend Equity Fund Investor Shares returned 17.63%, outperforming its benchmark, the S&P 500 Index, which gained 16.34% for the same period. This fund is designed to seek current income and capital appreciation by primarily investing in dividend-paying stocks. Among the contributing factors to the fund’s performance was an emphasis on higher yielding stocks relative to the benchmark, as they outperformed stocks that paid no dividends for the report period. A significant amount of the fund’s performance can be attributed to Schwab Equity Rating’s rigorous stock evaluation and its ability to identify stocks likely to outperform the market. From an industry group perspective, an overweight to the Telecommunication Services group positively contributed to performance, as well as an underweight to Health Care Equipment and Services. Holdings that contributed to the fund’s performance included such names as Reynolds American, Inc., Bellsouth Corporation, and Merck & Co., Inc. On the downside, an overweight to Insurance and Utilities detracted from returns. Stocks that underperformed during the report period included such names as Intel Corporation, Sunoco, Inc., and Temple-Inland, Inc.

As of 10/31/06:

Statistics
Number of Holdings	121
Weighted Average Market Cap ($ x 1,000,000)	57,009
Price/Earnings Ratio (P/E)	17.2
Price/Book Ratio (P/B)	2.6

Sector Weightings % of Investments
Financials	26.4%
Industrials	11.4%
Consumer Staples	11.2%
Health Care	8.9%
Utilities	8.5%
Information Technology	7.5%
Materials	6.7%
Telecommunication Services	6.2%
Consumer Discretionary	6.1%
Energy	4.6%
Others	2.5%
Total	100.0%

Top Holdings % of Net Assets[1]
Lockheed Martin Corp.	2.1%
Reynolds American, Inc.	2.0%
Raytheon Co.	1.8%
Newell Rubermaid, Inc.	1.7%
Exxon Mobil Corp.	1.7%
AT&T Corp.	1.7%
JPMorgan Chase & Co.	1.5%
BellSouth Corp.	1.5%
Lincoln National Corp.	1.4%
Hewlett-Packard Co.	1.4%
Total	16.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

10    Schwab Active Equity Funds

Schwab Dividend Equity Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	3 years	Since Inception
Investor Shares (9/2/03)	17.63%	14.82%	16.07%
Select Shares (9/2/03)	17.86%	14.98%	16.22%
Benchmark: S&P 500® Index	16.34%	11.43%	12.34%
Fund Category: Morningstar Large-Cap Value	17.90%	13.45%	13.82%

Style Assessment[3]

Yields[1]
SEC Yield
Investor Shares	1.57%
Select Shares	1.72%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns and yields would have been lower. These returns and yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

Schwab Active Equity Funds    11

Schwab Large-Cap Growth Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Large-Cap Growth Fund Investor Shares returned 13.80% for the one-year report period, well above its benchmark, the Russell 1000 Growth Index, which gained 10.84% for the same period. One factor contributing to the fund’s outperformance was that the fund’s holdings were slightly lower in market capitalization relative to the benchmark. A significant amount of the fund’s performance can be attributed to Schwab Equity Rating’s rigorous stock evaluation and its ability to identify stocks likely to outperform the market. An overweight to Diversified Financials relative to the fund’s benchmark positively contributed to returns, as did an underweight to Software and Services and Energy industry groups. Among the stocks that performed well during the period were Hewlett-Packard Company, Applied Biosystems Group, and Lockheed Martin Corporation. Lockheed Martin, the world’s largest defense contractor, raised its profit forecast as the company continued to pursue and win lucrative contracts, which had a positive impact on the portfolio. Detracting from the fund’s performance were an overweight to Consumer Durables & Apparel, Capital Goods, and Health Care Equipment and Services industry groups. From a stock selection standpoint, positions in such companies as Harman International Industries, Inc., Express Scripts, and Federated Investors, Inc. detracted from returns.

As of 10/31/06:

Statistics
Number of Holdings	90
Weighted Average Market Cap ($ x 1,000,000)	47,966
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	4.1

Sector Weightings % of Investments
Information Technology	24.3%
Health Care	20.9%
Financials	13.2%
Industrials	12.0%
Consumer Discretionary	11.5%
Materials	4.5%
Consumer Staples	3.7%
Energy	1.8%
Telecommunication Services	1.5%
Utilities	1.4%
Others	5.2%
Total	100.0%

Top Holdings % of Net Assets[1]
International Business Machines Corp.	4.9%
Franklin Resources, Inc.	4.8%
Hewlett-Packard Co.	4.8%
The McGraw-Hill Cos., Inc.	4.7%
The Boeing Co.	4.5%
Pfizer, Inc.	3.1%
Lockheed Martin Corp.	3.0%
Baxter International, Inc.	3.0%
BMC Software, Inc.	2.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	2.4%
Total	37.7%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

12    Schwab Active Equity Funds

Schwab Large-Cap Growth Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	Since Inception
Investor Shares (10/3/05)	13.80%	9.82%
Select Shares (10/3/05)	14.04%	10.04%
Benchmark: Russell 1000 Growth Index	10.84%	8.95%
Fund Category: Morningstar Large-Cap Growth	9.03%	7.16%

Style Assessment[3]

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

Schwab Active Equity Funds    13

Schwab Small-Cap Equity Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Small-Cap Equity Fund Investor Shares posted positive returns of 15.71% for the one-year period, slightly underperforming its benchmark, the S&P Small-Cap 600 Index, which returned 16.10% for the same period. From a market cap perspective, the fund was positioned such that its net holdings were slightly higher in market capitalization relative to the benchmark, which positively contributed to the fund’s performance. Although the fund slightly underperformed its benchmark, stock selection remained a key contributing factor in the fund’s performance. With respect to industry group selections, the fund benefited from an underweight to the Utilities, Health Care Equipment and Services, and Consumer Durables and Apparel industry groups relative to its benchmark’s weightings in those respective areas. As mentioned above, stock selection remained a key contributor to the fund’s performance, with such holdings in Veritas DGC, Inc., EMCOR Group, Inc., and Greif, Inc. benefiting the fund. Detracting from performance, however, was an overweight in the Automobiles and Components, Capital Goods, and Insurance industry groups. In addition, the fund’s weighting in Real Estate was lower than the S&P 600, which detracted from returns as a result of this industry group’s strong performance for the one-year period. Underperformers included such names as EarthLink, Inc., Spherion Corporation, and American Greetings Corporation.

As of 10/31/06:

Statistics
Number of Holdings	147
Weighted Average Market Cap ($ x 1,000,000)	1,586
Price/Earnings Ratio (P/E)	25.7
Price/Book Ratio (P/B)	2.5

Sector Weightings % of Investments
Industrials	21.0%
Information Technology	20.2%
Consumer Discretionary	14.3%
Health Care	12.2%
Financials	12.0%
Materials	9.4%
Energy	4.5%
Telecommunication Services	1.2%
Consumer Staples	1.0%
Utilities	0.7%
Others	3.5%
Total	100.0%

Top Holdings % of Net Assets[1]
Veritas DGC, Inc.	3.7%
Magellan Health Services, Inc.	3.0%
Teleflex, Inc.	2.9%
Kellwood Co.	2.9%
Greif, Inc., Class A	2.9%
EMCOR Group, Inc.	2.9%
CSG Systems International, Inc.	2.6%
Mentor Corp.	2.6%
Sierra Health Services, Inc.	2.6%
The Men’s Wearhouse, Inc.	2.6%
Total	28.7%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

14    Schwab Active Equity Funds

Schwab Small-Cap Equity Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	3 years	Since Inception
Investor Shares (7/1/03)	15.71%	20.32%	24.11%
Select Shares (7/1/03)	15.89%	20.52%	24.30%
Benchmark: S&P Small-Cap 600 Index	16.10%	16.03%	19.61%
Fund Category: Morningstar Small-Cap Blend	16.35%	14.38%	18.30%

Style Assessment[3]

Small company stocks are subject to greater volatility than other asset classes.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

Schwab Active Equity Funds    15

Schwab Hedged Equity Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Hedged Equity Fund Investor Shares returned 12.71% for the one-year report period, beating the Morningstar Long-Short Fund category average yet underperforming the benchmark, the S&P 500 Index, which returned 16.34%. The fund seeks long-term capital appreciation with lower volatility than that of broad market indices, such as the S&P 500 Index. To pursue this investment objective, the fund establishes long and short positions in equity securities. While short positions are generally used to hedge against volatility, they cannot completely eliminate that risk. An increase in the value of the shorted stocks, such as occurred during this report period, had a negative impact on fund performance. The fund’s long positions favored holdings that were smaller in market cap than those of the benchmark, which positively contributed to returns, as small-cap stocks outperformed their larger counterparts. Industry group selection, on the other hand, was negative for the report period and slightly detracted from overall return. In terms of individual stocks, long positions that contributed to overall returns included Nucor Corporation and Archer Daniels Midland Company. Conversely, short positions of several materials stocks detracted from performance when their values increased.

As of 10/31/06:

Statistics
Number of Holdings
Long Holdings	140
Short Positions	86
Weighted Average Market Cap ($ x 1,000,000)
Long Holdings	29,114
Short Positions	3,338
Price/Earnings Ratio (P/E)
Long Holdings	25.8
Short Positions	27.2
Price/Book Ratio (P/B)
Long Holdings	2.9
Short Positions	2.9

Top Long Holdings % of Net Assets[1]
Principal Financial Group, Inc.	2.6%
Exxon Mobil Corp.	2.5%
Applied Biosystems Group-Applera Corp.	2.5%
ConAgra Foods, Inc.	2.5%
Lexmark International, Inc., Class A	2.4%
Total	12.5%

Top Short Holdings % of Net Assets[1]
Equinix, Inc.	1.7%
Affymetrix, Inc.	1.4%
Pacific Sunwear of California, Inc.	1.3%
NII Holdings, Inc.	1.3%
Conor Medsystems, Inc.	1.3%
Total	7.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

16    Schwab Active Equity Funds

Schwab Hedged Equity Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	3 years	Since Inception
Investor Shares (3/1/05)	12.71%	n/a	11.83%
Select Shares (9/3/02)	12.89%	14.07%	13.76%
Benchmark: S&P 500® Index	16.34%	11.43%	(3/1/05) 10.41%
			(9/3/02) 12.29%
Fund Category: Morningstar Long-Short	7.46%	5.54%	(3/1/05) 5.62%
			(9/3/02) 9.76%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

Schwab Active Equity Funds    17

Schwab Financial Services Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Financial Services Fund returned 14.85%, underperforming its benchmark, the S&P 1500 SuperComposite Financials Sector Index, which was up 19.40% for the one-year period. The fund was positioned such that its holdings were smaller in market capitalization relative to its benchmark, which contributed to performance, as small-cap stocks outperformed large-cap stocks for the period. However, overall stock selection detracted from returns. The fund favored holdings with higher growth characteristics than the benchmark (i.e., higher price-to-earnings and price-to-book ratios), which detracted from performance. From an industry group perspective, the fund benefited from an overweight to Diversified Financials. Top performers for the period included such names as Investment Technology Group, Inc. and Franklin Resources, Inc. On the downside, the fund’s underweight to Real Estate Investment Trusts (REITs), owners of commercial real estate properties, hurt returns, as this group performed well for the one-year period. In addition, an overweight to the Insurance industry group also detracted from performance. Among stocks that underperformed during the period were St. Paul Travelers Companies, Inc. and Radian Group.

As of 10/31/06:

Statistics
Number of Holdings	45
Weighted Average Market Cap ($ x 1,000,000)	37,277
Price/Earnings Ratio (P/E)	14.0
Price/Book Ratio (P/B)	2.0

Industry Weightings % of Investments
Diversified Financials	44.7%
Insurance	28.4%
Banks	24.1%
Real Estate	1.8%
Others	1.0%
Total	100.0%

Top Holdings % of Net Assets[1]
Franklin Resources, Inc.	5.1%
American Express Co.	4.9%
Bank of America Corp.	4.9%
JP Morgan Chase & Co.	4.9%
Mellon Financial Corp.	4.8%
Comerica, Inc.	4.7%
Northern Trust Corp.	4.5%
MetLife, Inc.	4.5%
Genworth Financial, Inc., Class A	4.1%
Radian Group, Inc.	4.0%
Total	46.4%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

18    Schwab Active Equity Funds

Schwab Financial Services Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2]
	1 year	5 years	Since Inception
Fund: Schwab Financial Services Fund™ (7/3/00)	14.85%	13.76%	10.95%
Benchmark: S&P 1500 Super Composite Financials Sector Index	19.40%	11.09%	9.81%
Fund Category: Morningstar Financial Services	18.51%	11.88%	11.88%

Since the Financial Services fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

Schwab Active Equity Funds    19

Schwab Health Care Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Health Care Fund returned 7.27% for the one-year reporting period, trailing its benchmark, the S&P 1500 SuperComposite Health Care Sector Index, which gained 10.72% for the same period. One positive contributor to the fund’s performance was the fund’s emphasis toward stock holdings with smaller market capitalization than the benchmark. Industry group selection dampened the fund’s performance, as an overweight to the Health Care Equipment and Services industry group detracted from returns. An underweight to the Pharmaceuticals and Biotechnology industry group detracted from returns as well. From a style perspective, the fund gained from its higher volatility holdings. However, with respect to stock selection, gains by top contributors such as Applied Biosystems Group-Applera Corporation and Merck and Co., Inc. were offset by losses in companies such as Barr Pharmaceuticals, Inc. and HMO providers Sierra Health Services, Inc. and Aetna, Inc.

As of 10/31/06:

Statistics
Number of Holdings	53
Weighted Average Market Cap ($ x 1,000,000)	38,627
Price/Earnings Ratio (P/E)	23.0
Price/Book Ratio (P/B)	3.2

Industry Weightings % of Investments
Pharmaceutical & Biotechnology	55.6%
Health Care Equipment & Services	42.7%
Others	1.7%
Total	100.0%

Top Holdings % of Net Assets[1]
Applied Biosystems Group-Applera Corp.	5.8%
Merck & Co., Inc.	5.5%
Pfizer, Inc.	4.9%
Johnson & Johnson	4.9%
Becton Dickinson & Co.	4.8%
AmerisourceBergen Corp.	4.3%
McKesson Corp.	4.1%
Schering-Plough Corp.	4.0%
King Pharmaceuticals, Inc.	3.8%
Sierra Health Services, Inc.	3.5%
Total	45.6%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

20    Schwab Active Equity Funds

Schwab Health Care Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2]
	1 year	5 years	Since Inception
Fund: Schwab Health Care Fund™ (7/3/00)	7.27%	10.95%	7.03%
Benchmark: S&P 1500 Super Composite Health Care Sector Index	10.72%	2.75%	1.69%
Fund Category: Morningstar Health Care	8.44%	4.36%	2.04%

Since the Health Care fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

Schwab Active Equity Funds    21

Schwab Technology Fund™

Jeffrey Mortimer, (lower left) CFA,
senior vice president and chief invest
ment officer, equities, is responsible
for the overall management of
the fund.

Vivienne Hsu, (upper right) CFA, vice
president and senior equities portfolio
manager, is responsible for the day-today
co-management of the fund.

Larry Mano, (upper left) vice president
and senior portfolio manager,
is responsible for the day-to-day
co-management of the fund.

Paul Alan Davis, (lower right) CFA,
director and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

The Schwab Technology Fund retuned 8.40%, yet trailed its benchmark, the S&P 1500 SuperComposite Technology Sector Index, which gained 10.97% for the one-year report period. Among the contributing factors to the fund’s performance was an emphasis on smaller market capitalization stocks relative to the benchmark, as smaller-capitalization stocks outperformed large-capitalization stocks for the report period. Industry group selection was negative during the one-year period; an overweight to the Semiconductor and Software and Services industry groups relative to the fund’s benchmark slightly detracted from returns. From a stock selection perspective, top performers included such names as Hewlett-Packard Company and Apple Computer, Inc. On the downside, holdings in EarthLink, Inc. and Computer Sciences Company detracted from overall returns. Of noteworthy mention, the fund did not have any holdings in Microsoft Corporation, which accounts for a considerable portion of the benchmark. During the report period, Microsoft Corporation experienced a decline in stock price, followed by a major rebound later in the period that contributed to the benchmark’s return.

As of 10/31/06:

Statistics
Number of Holdings	51
Weighted Average Market Cap ($ x 1,000,000)	32,094
Price/Earnings Ratio (P/E)	28.3
Price/Book Ratio (P/B)	2.8

Industry Weightings % of Investments
Technology Hardware & Equipment	43.8%
Software & Services	41.5%
Semiconductors & Semiconductor Equipment	13.6%
Other	1.1%
Total	100.0%

Top Holdings % of Net Assets[1]
Hewlett-Packard Co.	7.5%
International Business Machines Corp.	5.5%
BMC Software, Inc.	4.9%
Electronic Data Systems Corp.	4.3%
Texas Instruments, Inc.	4.2%
Xerox Corp.	4.0%
Motorola, Inc.	3.9%
Global Payments, Inc.	3.7%
Lexmark International, Inc., Class A	3.5%
Cisco Systems, Inc.	3.2%
Total	44.7%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

22    Schwab Active Equity Funds

Schwab Technology Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2]
	1 year	5 years	Since Inception
Fund: Schwab Technology Fund™ (7/3/00)	8.40%	6.51%	(9.56)%
Benchmark: S&P 1500 Super Composite Technology Sector Index	10.97%	3.34%	(11.71)%
Fund Category: Morningstar Technology	10.16%	3.41%	(13.34)%

Since the Technology fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

Schwab Active Equity Funds    23

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2006 and held through October 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab Premier Equity Fund®
Investor Shares
Actual Return	1.16%	$1,000	$1,026.30	$5.92
Hypothetical 5% Return	1.16%	$1,000	$1,019.36	$5.90
Select Shares®
Actual Return	1.01%	$1,000	$1,027.10	$5.16
Hypothetical 5% Return	1.01%	$1,000	$1,020.11	$5.14
Schwab Core Equity Fund™
Actual Return	0.75%	$1,000	$1,066.70	$3.91
Hypothetical 5% Return	0.75%	$1,000	$1,021.42	$3.82
Schwab Dividend Equity Fund™
Investor Shares
Actual Return	1.04%	$1,000	$1,068.30	$5.42
Hypothetical 5% Return	1.04%	$1,000	$1,019.96	$5.30
Select Shares
Actual Return	0.89%	$1,000	$1,069.30	$4.64
Hypothetical 5% Return	0.89%	$1,000	$1,020.72	$4.53
Schwab Large-Cap Growth Fund™
Investor Shares
Actual Return	1.20%	$1,000	$1,051.30	$6.20
Hypothetical 5% Return	1.20%	$1,000	$1,019.16	$6.11
Select Shares
Actual Return	0.99%	$1,000	$1,053.20	$5.12
Hypothetical 5% Return	0.99%	$1,000	$1,020.21	$5.04
Schwab Small-Cap Equity Fund™
Investor Shares
Actual Return	1.30%	$1,000	$1,002.80	$6.56
Hypothetical 5% Return	1.30%	$1,000	$1,018.65	$6.61
Select Shares
Actual Return	1.12%	$1,000	$1,003.40	$5.66
Hypothetical 5% Return	1.12%	$1,000	$1,019.56	$5.70

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each fund or share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

24    Schwab Active Equity Funds

Fund Expenses continued (unaudited)

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab Hedged Equity Fund™
Investor Shares
Actual Return	2.11%	$1,000	$1,082.77	$11.08
Hypothetical 5% Return	2.11%	$1,000	$1,014.57	$10.71
Select Shares
Actual Return	1.90%	$1,000	$1,084.07	$9.98
Hypothetical 5% Return	1.90%	$1,000	$1,015.63	$9.65
Schwab Financial Services Focus Fund
Actual Return	0.99%	$1,000	$1,016.10	$5.03
Hypothetical 5% Return	0.99%	$1,000	$1,020.21	$5.04
Schwab Health Care Focus Fund
Actual Return	0.83%	$1,000	$1,045.90	$4.28
Hypothetical 5% Return	0.83%	$1,000	$1,021.02	$4.23
Schwab Technology Focus Fund
Actual Return	0.97%	$1,000	$981.40	$4.84
Hypothetical 5% Return	0.97%	$1,000	$1,020.32	$4.94

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2Expenses for each fund or share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Active Equity Funds    25

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	3/21/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	10.70	10.00
Income from investment operations:
Net investment income	0.01	0.02
Net realized and unrealized gains	1.83	0.68
Total income from investment operations	1.84	0.70
Less distributions:
Dividends from net investment income	(0.04)	—
Net asset value at end of period	12.50	10.70
Total return (%)	17.22	7.00	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.17	0.78	[3]
Gross operating expenses	1.18	1.23	[3]
Net investment income	0.01	0.52	[3]
Portfolio turnover rate	73	33	[2]
Net assets, end of period ($ x 1,000,000)	690	364

Select Shares	11/1/05— 10/31/06	3/21/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	10.71	10.00
Income from investment operations:
Net investment income	0.02	0.03
Net realized and unrealized gains	1.83	0.68
Total income from investment operations	1.85	0.71
Less distributions:
Dividends from net investment income	(0.05)	—
Net asset value at end of period	12.51	10.71
Total return (%)	17.28	7.10	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.02	0.68	[3]
Gross operating expenses	1.03	1.08	[3]
Net investment income	0.17	0.63	[3]
Portfolio turnover rate	73	33	[2]
Net assets, end of period ($ x 1,000,000)	857	481

[1]	Commencement of operations

[2]	Not annualized

[2]	Annualized

26    See financial notes.

Schwab Premier Equity Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.8%	Common Stock	1,330,671	1,542,720
0.6%	Short-Term Investment	9,270	9,270
—%	U.S. Treasury Obligation	119	119
100.4%	Total Investments	1,340,060	1,552,109
3.5%	Collateral Invested for Securities on Loan	54,624	54,624
(3.9)%	Other Assets and Liabilities, Net		(60,106)
100%	Total Net Assets		1,546,627

Security	Number of Shares	Value ($ x 1,000)
Common Stock 99.8% of net assets
Banks 4.5%
Bank of Hawaii Corp.	225,800	11,780
Comerica, Inc.	228,500	13,297
KeyCorp	435,200	16,163
PNC Financial Services Group, Inc.	190,000	13,306
Radian Group, Inc.	275,200	14,668
		69,214
Capital Goods 6.7%
General Dynamics Corp.	233,800	16,623
Lockheed Martin Corp.	205,000	17,821
Precision Castparts Corp.	250,000	17,015
Raytheon Co.	370,000	18,481
The Boeing Co.	210,100	16,779
Thomas & Betts Corp. *	322,400	16,613
		103,332
Commercial Services & Supplies 2.2%
Equifax, Inc.	300,000	11,409
Republic Services, Inc.	300,000	12,303
Waste Management, Inc.	291,600	10,929
		34,641
Consumer Durables & Apparel 1.1%
Newell Rubbermaid, Inc.	600,000	17,268
Consumer Services 1.1%
International Game Technology	410,000	17,429
Diversified Financials 9.1%
American Express Co.	271,200	15,678
AmeriCredit Corp. *	544,900	13,933
Ameriprise Financial, Inc.	200,000	10,300
Bank of America Corp.	260,000	14,006
Franklin Resources, Inc.	180,000	20,513
Investment Technology Group, Inc. *	328,700	15,350
Mellon Financial Corp.	450,600	17,483
Northern Trust Corp.	287,000	16,853
State Street Corp.	250,000	16,058
		140,174
Energy 9.0%
Cameron International Corp. *	383,200	19,198
Exxon Mobil Corp.	280,100	20,005
Overseas Shipholding Group, Inc.	254,500	15,919
Pride International, Inc. *	591,500	16,331
Schlumberger Ltd.	283,400	17,877
SEACOR Holdings, Inc. *	135,000	12,080
Sunoco, Inc.	225,000	14,879
Veritas DGC, Inc. *	314,000	22,611
		138,900
Food & Staples Retailing 0.6%
The Kroger Co.	425,000	9,558
Food, Beverage & Tobacco 8.1%
Anheuser-Busch Cos., Inc.	350,000	16,597
Archer-Daniels-Midland Co.	422,500	16,266
ConAgra Foods, Inc.	600,000	15,690
General Mills, Inc.	340,000	19,319
H.J. Heinz Co.	250,000	10,540
Reynolds American, Inc. (a)	260,000	16,422
Sara Lee Corp.	830,200	14,196
The Coca-Cola Co.	363,800	16,997
		126,027
Health Care Equipment & Services 5.9%
Aetna, Inc.	330,720	13,632
AmerisourceBergen Corp.	367,900	17,365
Becton Dickinson & Co.	259,900	18,201
CIGNA Corp.	130,000	15,207
McKesson Corp.	344,500	17,256
WellPoint, Inc. *	120,500	9,197
		90,858

See financial notes.    27

Schwab Premier Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Insurance 9.4%
Hanover Insurance Group, Inc.	260,000	11,791
Loews Corp.	448,000	17,436
MetLife, Inc.	300,000	17,139
Nationwide Financial Services, Inc., Class A	385,000	19,604
Principal Financial Group, Inc.	305,000	17,229
Prudential Financial, Inc.	188,300	14,486
The Chubb Corp.	310,000	16,477
The Hartford Financial Services Group, Inc.	174,000	15,168
W. R. Berkley Corp.	420,000	15,481
		144,811
Materials 4.8%
Greif, Inc., Class A	205,000	19,211
Nucor Corp.	311,000	18,165
Pactiv Corp. *	660,000	20,354
Rohm & Haas Co.	322,500	16,712
		74,442
Media 2.6%
CBS Corp., Class B	482,500	13,964
The McGraw-Hill Cos., Inc.	250,000	16,042
The Walt Disney Co.	322,000	10,130
		40,136
Pharmaceuticals & Biotechnology 6.7%
Applied Biosystems Group — Applera Corp.	480,000	17,904
Biogen Idec, Inc. *	289,000	13,756
Johnson & Johnson	147,000	9,908
King Pharmaceuticals, Inc. *	900,000	15,057
Merck & Co., Inc.	351,800	15,979
Pfizer, Inc.	620,000	16,523
Schering-Plough Corp.	650,000	14,391
		103,518
Retailing 4.7%
Expedia, Inc. *	500,000	8,125
J.C. Penney Co., Inc.	250,000	18,808
Nordstrom, Inc.	370,900	17,562
Office Depot, Inc. *	321,500	13,500
Payless Shoesource, Inc. *	537,800	14,386
		72,381
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	770,000	13,390
Micron Technology, Inc. *	575,000	8,309
Texas Instruments, Inc.	508,100	15,335
		37,034
Software & Services 7.1%
BEA Systems, Inc. *	1,100,000	17,897
BMC Software, Inc. *	620,000	18,792
Global Payments, Inc.	380,000	16,610
Intuit, Inc. *	333,200	11,762
Red Hat, Inc. (a)*	690,000	11,302
Sybase, Inc. *	649,700	15,820
Synopsys, Inc. *	797,100	17,943
		110,126
Technology Hardware & Equipment 5.5%
Harris Corp.	270,000	11,502
Hewlett-Packard Co.	510,000	19,757
Intermec, Inc. (a)*	550,000	12,430
Lexmark International, Inc., Class A *	240,000	15,262
Motorola, Inc.	650,000	14,989
NCR Corp. *	281,300	11,680
		85,620
Telecommunication Services 2.8%
ALLTEL Corp.	175,000	9,329
CenturyTel, Inc.	440,000	17,706
Qwest Communications International, Inc. *	1,800,000	15,534
		42,569
Transportation 2.0%
AMR Corp. (a)*	600,000	17,004
FedEx Corp.	115,000	13,172
		30,176
Utilities 3.5%
Allegheny Energy, Inc. *	433,700	18,662
Alliant Energy Corp.	185,000	7,095
FirstEnergy Corp.	225,700	13,282
TXU Corp.	245,000	15,467
		54,506

28    See financial notes.

Schwab Premier Equity Fund

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 0.6% of net assets
Repurchase Agreement 0.6%
Fixed Income Clearing Corp. dated 10/31/06, due 11/01/06 at 4.8%, with a maturity value of $9,271 (fully collateralized by Federal National Mortgage Association with a value of $9,511)	9,270	9,270

Security Rate, Maturity Date
U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill 4.90%, 12/14/06	120	119

End of Investments.

Security	Number of Shares	Value ($ x 1,000)

Collateral Invested for Securities on Loan 3.5% of net assets

State Street Navigator Security Lending Prime Portfolio	54,623,850	54,624

End of collateral invested for securities on loan.

At 10-31-06 the tax basis cost of the fund’s investments was $1,340,060 and the unrealized appreciation and depreciation were $229,132 and ($17,083), respectively, with a net appreciation of $212,049.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

See financial notes.    29

Schwab Premier Equity Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $53,356 (cost $1,340,060)		$1,552,109
Collateral invested for securities on loan		54,624
Cash		11
Receivables:
Investments sold		2,624
Fund shares sold		2,159
Interest		1
Dividends		814
Income from securities on loan		3
Prepaid expenses	+	6
Total assets		1,612,351

Liabilities
Collateral for securities on loan		54,624
Payables:
Investments bought		10,160
Investment adviser and administrator fees		114
Transfer agent and shareholder services fees		22
Fund shares redeemed		748
Trustee fees		1
Accrued expenses	+	55
Total liabilities		65,724

Net Assets
Total assets		1,612,351
Total liabilities		–65,724
Net assets		$1,546,627

Net Assets by Source
Capital received from investors		1,335,150
Net realized capital losses		(572)
Net unrealized capital gains		212,049

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$689,925		55,213		$12.50
Select Shares	$856,702		68,465		$12.51

30    See financial notes.

Schwab Premier Equity Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$15,362
Interest		399
Securities on loan	+	54
Total Investment Income		15,815

Net Realized Gains and Losses
Net realized losses on investments		(133)
Net realized gains on futures contracts	+	107
Net realized losses		(26)

Net Unrealized Gains and Losses
Net unrealized gains on investments		172,611

Expenses
Investment adviser and administrator fees		11,827
Transfer agent and shareholder service fees:
Investor Shares		1,479
Select Shares		740
Registration fees		289
Portfolio accounting fees		69
Professional fees		40
Shareholder reports		34
Custodian fees		30
Trustees’ fees		13
Overdraft expense		7
Other expenses	+	24
Total expenses		14,552
Custody Credits		–14
Net expenses		14,538

Increase in Net Assets from Operations
Total investment income		15,815
Net expenses		–14,538
Net investment income		1,277
Net realized losses		(26)
Net unrealized gains	+	172,611
Increase in net assets from operations		$173,862

See financial notes.    31

Schwab Premier Equity Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		3/21/05*–10/31/05
Net investment income		$1,277	$2,233
Net realized losses		(26)	(546)
Net unrealized gains	+	172,611	39,438
Increase in net assets from operations		173,862	41,125

Distributions Paid
Dividends from net investment income
Investor Shares		1,487	—
Select Shares	+	2,289	—
Total Dividends from net investment income		$3,776	$—

Transactions in Fund Shares

	11/1/05–10/31/06			3/21/05*–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		33,411	$393,500	37,370	$381,553
Select Shares	+	41,099	485,841	48,755	497,896
Total shares sold		74,510	$879,341	86,125	$879,449

Shares Reinvested
Investor Shares		118	$1,352	—	$—
Select Shares	+	172	1,981	—	—
Total shares reinvested		290	$3,333	—	$—

Shares Redeemed
Investor Shares		(12,348)	$(145,311)	(3,338)	$(35,148)
Select Shares	+	(17,727)	(205,961)	(3,834)	(40,287)
Total shares redeemed		(30,075)	$(351,272)	(7,172)	$(75,435)

Net transactions in fund shares		44,725	$531,402	78,953	$804,014

Shares Outstanding and Net Assets

	11/1/05–10/31/06			3/21/05*–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,953	$845,139	—	$—
Total increase or decrease	+	44,725	701,488	78,953	845,139
End of period		123,678	$1,546,627	78,953	$845,139
Net investment income not yet distributed			$—		$2,233

*  Commencement of Operations

32    See financial notes.

Schwab Core Equity Fund™

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)[1]
Net asset value at beginning of period	15.81	13.81	12.71	10.89	12.53
Income or loss from investment operations:
Net investment income	0.10	0.13	0.12	0.10	0.08
Net realized and unrealized gains or losses	2.58	2.03	1.09	1.79	(1.64)
Total income or loss from investment operations	2.68	2.16	1.21	1.89	(1.56)
Less distributions:
Dividends from net investment income	(0.09)	(0.16)	(0.11)	(0.07)	(0.08)
Net asset value at end of period	18.40	15.81	13.81	12.71	10.89
Total return (%)	17.02	15.74	9.57	17.54	(12.58)

Ratios/Supplemental Data (%)[1]
Ratios to average net assets:
Net operating expenses	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.81	0.85	0.88	0.88	0.91
Net investment income	0.63	0.93	0.89	0.94	0.63
Portfolio turnover rate	42	48	86	73	114
Net assets, end of period ($ x 1,000,000)	1,125	547	263	237	179

[1]	Prior to June 1, 2002, the fund’s day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC

See financial notes.    33

Schwab Core Equity Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
98.9%	Common Stock	958,596	1,112,759
1.8%	Short-Term Investment	19,762	19,762
—%	U.S. Treasury Obligation	273	273
100.7%	Total Investments	978,631	1,132,794
0.9%	Collateral Invested for Securities on Loan	10,748	10,748
(1.6)%	Other Assets and Liabilities, Net		(18,235)
100.0%	Total Net Assets		1,125,307

Security	Number of Shares	Value ($ x 1,000)
Common Stock 98.9% of net assets
Banks 4.2%
Comerica, Inc.	172,500	10,038
KeyCorp	235,200	8,735
Radian Group, Inc.	534,000	28,462
		47,235
Capital Goods 12.1%
Emerson Electric Co. (a)	88,800	7,495
General Dynamics Corp.	58,400	4,152
Lockheed Martin Corp. (a)	492,800	42,839
Northrop Grumman Corp.	36,400	2,416
Raytheon Co. (a)	542,500	27,098
The Boeing Co. (a)	659,100	52,636
		136,636
Commercial Services & Supplies 0.2%
Equifax, Inc.	70,000	2,662
Consumer Durables & Apparel 2.1%
Hasbro, Inc.	243,800	6,319
Newell Rubbermaid, Inc.	493,900	14,214
Nike, Inc., Class B	27,900	2,564
		23,097
Diversified Financials 9.3%
American Express Co. (a)	552,000	31,911
AmeriCredit Corp. (b)*	87,000	2,225
Franklin Resources, Inc.	393,100	44,798
JPMorgan Chase & Co.	360,000	17,078
Mellon Financial Corp.	115,000	4,462
Moody’s Corp. (a)	44,800	2,970
Northern Trust Corp. (a)	17,500	1,028
		104,472
Energy 5.1%
Exxon Mobil Corp. (a)	708,600	50,608
Pride International, Inc. *	245,400	6,776
		57,384
Food, Beverage & Tobacco 5.0%
ConAgra Foods, Inc.	793,100	20,740
General Mills, Inc.	34,500	1,960
Reynolds American, Inc. (b)	140,000	8,842
The Coca-Cola Co. (a)	540,500	25,252
		56,794
Health Care Equipment & Services 7.1%
Aetna, Inc. (a)	422,800	17,428
AmerisourceBergen Corp.	300,600	14,188
Becton Dickinson & Co.	122,300	8,565
CIGNA Corp.	108,200	12,657
Humana, Inc. *	69,200	4,152
McKesson Corp.	348,300	17,446
WellPoint, Inc. *	68,000	5,190
		79,626
Insurance 9.6%
American Financial Group, Inc.	36,000	1,723
AON Corp. (a)	24,000	835
Genworth Financial, Inc., Class A	105,600	3,531
Loews Corp.	266,700	10,380
MetLife, Inc. (a)	779,900	44,556
Nationwide Financial Services, Inc., Class A (a)	50,000	2,546
Principal Financial Group, Inc.	460,600	26,019
Prudential Financial, Inc.	64,000	4,923
The Chubb Corp.	151,800	8,068
W. R. Berkley Corp.	138,000	5,087
		107,668
Materials 5.9%
Crown Holdings, Inc. *	164,200	3,192
International Paper Co.	325,000	10,839
Monsanto Co.	34,400	1,521
Nucor Corp.	200,000	11,682
Pactiv Corp. *	251,000	7,741
Phelps Dodge Corp.	44,000	4,417
Rohm & Haas Co.	362,500	18,785
Temple-Inland, Inc.	63,700	2,512
The Lubrizol Corp.	115,400	5,193
		65,882

34    See financial notes.

Schwab Core Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Media 3.9%
CBS Corp., Class B	27,000	781
Omnicom Group, Inc.	230,000	23,334
The McGraw-Hill Cos., Inc.	275,000	17,647
Time Warner, Inc. (a)	125,500	2,511
		44,273
Pharmaceuticals & Biotechnology 9.9%
Applera Corp. — Applied Biosystems Group (a)	525,000	19,582
Biogen Idec, Inc. *	40,000	1,904
King Pharmaceuticals, Inc. (a)*	630,000	10,540
Merck & Co., Inc.	792,600	36,000
Pfizer, Inc.	1,648,000	43,919
		111,945
Retailing 2.8%
American Eagle Outfitters, Inc.	165,000	7,557
J.C. Penney Co., Inc.	202,500	15,234
Office Depot, Inc. *	221,400	9,297
		32,088
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	758,900	13,197
Micron Technology, Inc. *	195,000	2,818
Texas Instruments, Inc.	317,100	9,570
		25,585
Software & Services 4.2%
Autodesk, Inc. (a)*	169,000	6,211
BMC Software, Inc. (a)*	267,000	8,093
Electronic Data Systems Corp. (a)	509,200	12,898
Global Payments, Inc.	93,500	4,087
Intuit, Inc. *	193,000	6,813
McAfee, Inc. *	150,500	4,354
Sybase, Inc. (a)*	62,200	1,514
Synopsys, Inc. (a)*	152,500	3,433
		47,403
Technology Hardware & Equipment 9.7%
Hewlett-Packard Co. (a)	1,134,200	43,939
International Business Machines Corp. (a)	416,000	38,409
Lexmark International, Inc., Class A *	62,500	3,974
Motorola, Inc.	338,900	7,815
NCR Corp. *	126,000	5,232
Xerox Corp. (a)*	546,700	9,294
		108,663
Telecommunication Services 2.8%
AT&T Corp.	157,421	5,392
Citizens Communications Co.	1,274,100	18,678
Qwest Communications International, Inc. *	591,600	5,106
Verizon Communications, Inc.	56,300	2,083
		31,259
Transportation 0.6%
CSX Corp. (a)	179,300	6,396
Utilities 2.1%
Edison International (a)	195,600	8,693
FirstEnergy Corp.	100,000	5,885
The AES Corp. *	170,400	3,747
TXU Corp.	85,000	5,366
		23,691

Security Rate, Maturity Date	Face Amount ($ x 1,000)
Short-Term Investment 1.8% of net assets
Repurchase Agreement 1.8%
Fixed Income Clearing Corp. dated 10/31/06, due 11/01/06 at 4.8%, with a maturity value of $19,765 (fully collateralized by Federal Home Loan Bank with a value of $20,491.)	19,762	19,762
U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill 4.94%, 12/14/06	275	273

End of Investments.

Security	Number of Shares
Collateral Invested for Securities on Loan 0.9% of net assets

State Street Navigator Security Lending Prime Portfolio	10,748,063	10,748

End of collateral invested for securities on loan.

See financial notes.    35

Schwab Core Equity Fund

Portfolio Holdings continued

At 10-31-06 the tax basis cost of the fund’s investments was $978,631, and the unrealized appreciation and depreciation were $163,064 and ($8,901), respectively, with a net unrealized appreciation of $154,163.

In addition to the above, the fund held the following at 10-31-06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract

S&P 500 Index, e-mini, Long, expires 12/15/06	80	5,533	150

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	All or a portion of this security is on loan.

36    See financial notes.

Schwab Core Equity Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $10,514 (cost $978,631)		$1,132,794
Collateral invested for securities on loan		10,748
Cash		6
Receivables:
Investments sold		18,670
Fund shares sold		7,495
Dividends		625
Interest		3
Income from securities on loan		1
Prepaid expenses	+	5
Total assets		1,170,347

Liabilities
Collateral for securities on loan		10,748
Payables:
Investments bought		33,686
Investment adviser and administrator fees		41
Transfer agent and shareholder services fees		24
Fund shares redeemed		483
Trustee fees		1
Accrued expenses	+	57
Total liabilities		45,040

Net Assets
Total assets		1,170,347
Total liabilities		–45,040
Net assets		$1,125,307

Net Assets by Source
Capital received from investors		945,801
Net investment income not yet distributed		3,880
Net realized capital gains		21,313
Net unrealized capital gains		154,313

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$1,125,307		61,157		$18.40

See financial notes.    37

Schwab Core Equity Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$10,789
Interest		434
Securities on loan	+	15
Total Investment Income		11,238

Net Realized Gains and Losses
Net realized gains on investments		24,962
Net realized gains on futures contracts	+	224
Net realized gains		25,186

Net Unrealized Gains and Losses
Net unrealized gains on investments		96,124
Net unrealized gains on futures contracts	+	182
Net unrealized gains		96,306

Expenses
Investment adviser and administrator fees		4,232
Transfer agent and shareholder service fees		2,032
Registration fees		144
Shareholder reports		57
Portfolio accounting fees		47
Professional fees		33
Custodian fees		26
Trustees’ fees		11
Overdraft expense		1
Other expenses	+	15
Total expenses		6,598
Custody Credits		–13
Expense reduction by adviser and Schwab		–492
Net expenses		6,093

Increase in Net Assets from Operations
Total investment income		11,238
Net expenses		–6,093
Net investment income		5,145
Net realized gains		25,186
Net unrealized gains	+	96,306
Increase in net assets from operations		$126,637

38    See financial notes.

Schwab Core Equity Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$5,145	$3,489
Net realized gains		25,186	14,710
Net unrealized gains	+	96,306	28,266
Increase in net assets from operations		126,637	46,465

Distributions Paid
Dividends from net investment income		$3,509	$3,112

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		34,999	$599,052	19,737	$304,359
Shares Reinvested		182	3,034	184	2,745
Shares Redeemed	+	(8,614)	(146,741)	(4,354)	(66,406)
Net transactions in fund shares		26,567	$455,345	15,567	$240,698

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,590	$546,834	19,023	$262,783
Total increase	+	26,567	578,473	15,567	284,051
End of period		61,157	$1,125,307	34,590	$546,834
Net investment income not yet distributed			$3,880		$2,244

See financial notes.    39

Schwab Dividend Equity Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	9/2/03[1]— 10/31/03
Per-Share Data ($)
Net asset value at beginning of period	12.80	12.06	10.60	10.00
Income from investment operations:
Net investment income	0.24	0.26	0.29	0.05
Net realized and unrealized gains	1.97	0.93	1.49	0.55
Total income from investment operations	2.21	1.19	1.78	0.60
Less distributions:
Dividends from net investment income	(0.24)	(0.26)	(0.32)	—
Distributions from net realized gains	(0.16)	(0.19)	—	—
Total distributions	(0.40)	(0.45)	(0.32)	—
Net asset value at end of period	14.61	12.80	12.06	10.60
Total return (%)	17.63	9.98	17.00	6.00	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.05	1.07	0.65	—
Gross operating expenses	1.05	1.09	1.19	1.34	[3]
Net investment income	1.78	2.17	2.71	3.41	[3]
Portfolio turnover rate	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	624	528	267	94

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	9/2/03[1]— 10/31/03
Per-Share Data ($)
Net asset value at beginning of period	12.80	12.06	10.60	10.00
Income from investment operations:
Net investment income	0.26	0.28	0.31	0.05
Net realized and unrealized gains	1.98	0.93	1.48	0.55
Total income from investment operations	2.24	1.21	1.79	0.60
Less distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.33)	—
Distributions from net realized gains	(0.16)	(0.19)	—	—
Total distributions	(0.44)	(0.47)	(0.33)	—
Net asset value at end of period	14.60	12.80	12.06	10.60
Total return (%)	17.86	10.17	17.07	6.00	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.90	0.92	0.54	—
Gross operating expenses	0.90	0.94	1.04	1.19	[3]
Net investment income	1.92	2.32	2.83	3.41	[3]
Portfolio turnover rate	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	729	509	252	111

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

40    See financial notes.

Schwab Dividend Equity Fund™

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
97.8%	Common Stock	1,116,547	1,322,353
2.4%	Short-Term Investment	32,670	32,670
—%	U.S. Treasury Obligation	537	537
100.2%	Total Investments	1,149,754	1,355,560
(0.2)%	Other Assets and Liabilities, Net		(2,845)
100.0%	Total Net Assets		1,352,715

Security	Number of Shares	Value ($ x 1,000)
Common Stock 97.8% of net assets
Automobiles & Components 0.2%
Ford Motor Co.	300,000	2,484
Banks 10.0%
AmSouth Bancorp	165,000	4,986
Comerica, Inc.	266,700	15,519
First Horizon National Corp.	85,000	3,342
Huntington Bancshares, Inc.	259,000	6,322
KeyCorp	392,500	14,578
National City Corp.	354,800	13,216
PNC Financial Services Group, Inc. (a)	233,400	16,345
Regions Financial Corp.	400,000	15,180
SunTrust Banks, Inc.	150,887	11,919
U.S. Bancorp (a)	449,300	15,204
Wachovia Corp.	255,700	14,192
Washington Mutual, Inc.	107,500	4,547
		135,350
Capital Goods 8.5%
Cooper Industries Ltd., Class A	85,000	7,603
Eaton Corp.	30,000	2,173
Emerson Electric Co.	194,300	16,399
Harsco Corp.	87,200	7,118
Lockheed Martin Corp.	324,000	28,165
Northrop Grumman Corp.	215,400	14,301
Raytheon Co.	487,100	24,331
The Boeing Co. (a)	190,000	15,173
		115,263
Commercial Services & Supplies 2.4%
Avery Dennison Corp.	170,000	10,734
Republic Services, Inc.	135,000	5,536
Waste Management, Inc.	430,000	16,117
		32,387
Consumer Durables & Apparel 3.2%
Hasbro, Inc.	175,000	4,536
Mattel, Inc.	325,000	7,355
Newell Rubbermaid, Inc.	812,600	23,386
VF Corp.	100,000	7,601
		42,878
Diversified Financials 7.8%
American Express Co.	275,000	15,898
Bank of America Corp. (a)	340,400	18,337
Citigroup, Inc.	360,000	18,058
JPMorgan Chase & Co. (a)	430,584	20,427
Mellon Financial Corp.	453,900	17,611
The Bank of New York Co., Inc.	425,000	14,607
		104,938
Energy 4.6%
ChevronTexaco Corp.	100,000	6,720
Exxon Mobil Corp.	320,800	22,912
Marathon Oil Corp.	176,400	15,241
Occidental Petroleum Corp.	60,000	2,816
Schlumberger Ltd.	78,400	4,945
Sunoco, Inc.	150,000	9,920
		62,554
Food & Staples Retailing 0.5%
The Kroger Co.	300,000	6,747
Food, Beverage & Tobacco 9.2%
Altria Group, Inc.	160,000	13,013
Anheuser-Busch Cos., Inc.	225,000	10,669
ConAgra Foods, Inc.	120,000	3,138
General Mills, Inc.	245,000	13,921
Kellogg Co. (a)	290,000	14,590
Loews Corp. — Carolina Group	180,000	10,408
PepsiCo, Inc.	100,000	6,344
Reynolds American, Inc. (a)	426,400	26,931
The Coca-Cola Co.	311,000	14,530
UST, Inc. (a)	200,500	10,739
		124,283
Health Care Equipment & Services 3.0%
AmerisourceBergen Corp.	75,000	3,540
Baxter International, Inc.	255,000	11,722
Becton Dickinson & Co.	179,000	12,536
Dentsply International, Inc.	145,000	4,536
McKesson Corp.	170,000	8,515
		40,849

See financial notes.    41

Schwab Dividend Equity Fund™

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Household & Personal Products 1.5%
Colgate-Palmolive Co.	150,000	9,595
Procter & Gamble Co.	168,950	10,710
		20,305
Insurance 8.7%
AON Corp. (a)	496,250	17,265
Fidelity National Financial, Inc.	155,000	3,457
Fidelity National Title Group, Inc., Class A	162,398	3,574
First American Corp.	82,500	3,368
HCC Insurance Holdings, Inc.	150,000	5,049
Lincoln National Corp.	300,000	18,993
Principal Financial Group, Inc.	140,000	7,909
SAFECO Corp.	201,400	11,719
The Allstate Corp.	218,200	13,389
The Chubb Corp.	276,000	14,669
The St. Paul Travelers Cos., Inc. (a)	308,000	15,748
W. R. Berkley Corp.	82,500	3,041
		118,181
Materials 6.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	194,000	11,733
International Paper Co.	375,000	12,506
MeadWestvaco Corp.	254,000	6,990
Nucor Corp.	100,000	5,841
PPG Industries, Inc.	145,500	9,952
Rohm & Haas Co.	259,000	13,421
Sonoco Products Co.	280,000	9,935
Temple-Inland, Inc.	338,300	13,343
The Lubrizol Corp.	150,000	6,750
		90,471
Media 2.4%
CBS Corp., Class B	425,000	12,299
Regal Entertainment Group, Class A	150,000	3,110
The McGraw-Hill Cos., Inc.	200,000	12,834
Warner Music Group Corp.	150,000	3,889
		32,132
Pharmaceuticals & Biotechnology 5.9%
Abbott Laboratories	180,000	8,552
Bristol-Myers Squibb Co.	400,000	9,900
Johnson & Johnson	237,000	15,974
Merck & Co., Inc.	380,000	17,259
PerkinElmer, Inc.	270,500	5,778
Pfizer, Inc.	573,000	15,270
Schering-Plough Corp.	85,000	1,882
Wyeth	95,000	4,848
		79,463
Retailing 0.4%
Genuine Parts Co.	121,000	5,508
Semiconductors & Semiconductor Equipment 0.9%
Applied Materials, Inc.	465,000	8,086
Microchip Technology, Inc.	135,000	4,446
		12,532
Software & Services 2.2%
Electronic Data Systems Corp.	558,000	14,134
Global Payments, Inc.	25,000	1,093
Microsoft Corp.	500,000	14,355
		29,582
Technology Hardware & Equipment 4.4%
Harris Corp.	155,000	6,603
Hewlett-Packard Co.	490,000	18,983
International Business Machines Corp.	180,000	16,619
Molex, Inc.	100,000	3,490
Motorola, Inc.	615,000	14,182
		59,877
Telecommunication Services 6.3%
ALLTEL Corp. (a)	184,800	9,852
AT&T Corp.	655,037	22,435
BellSouth Corp.	451,600	20,367
Citizens Communications Co.	980,000	14,367
Verizon Communications, Inc.	402,300	14,885
Windstream Corp.	191,069	2,621
		84,527
Transportation 0.5%
FedEx Corp.	60,000	6,872
Utilities 8.5%
Alliant Energy Corp.	305,000	11,697
American Electric Power Co., Inc.	401,000	16,614
Edison International	391,000	17,376
Exelon Corp.	171,400	10,623
FirstEnergy Corp.	284,100	16,719
Pepco Holdings, Inc.	280,000	7,118
PG&E Corp.	360,000	15,530
TECO Energy, Inc.	225,000	3,710
TXU Corp.	250,000	15,783
		115,170

42    See financial notes.

Schwab Dividend Equity Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 2.4% of net assets

JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	32,670	32,670
U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill 5.00%, 12/14/06	540	537

End of Investments.

At 10-31-06 the tax basis cost of the fund’s investments was $1,150,626, and the unrealized appreciation and depreciation were $214,769 and ($9,835), respectively, with a net unrealized appreciation of $204,934.

In addition to the above, the fund held the following at 10-31-06. All numbers are x1,000 except number of futures contracts.

Security Rate, Maturity Date	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract

S&P 500 Index, e-mini, Long, expires 12/15/06	160	11,066	249

(a)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes.    43

Schwab Dividend Equity Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $1,149,754)		$1,355,560
Receivables:
Investments sold		6,335
Fund shares sold		6,616
Interest		4
Dividends		1,969
Prepaid expenses	+	8
Total assets		1,370,492

Liabilities
Payables:
Investments bought		16,845
Investment adviser and administrator fees		87
Transfer agent and shareholder services fees		19
Fund shares redeemed		792
Trustee fees		2
Accrued expenses	+	32
Total liabilities		17,777

Net Assets
Total assets		1,370,492
Total liabilities		–17,777
Net assets		$1,352,715

Net Assets by Source
Capital received from investors		1,116,361
Net investment income not yet distributed		1,243
Net realized capital gains		29,056
Net unrealized capital gains		206,055

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$624,057		42,705		$14.61
Select Shares	$728,658		49,917		$14.60

44    See financial notes.

Schwab Dividend Equity Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$31,163
Interest		358
Securities on loan	+	1
Total Investment Income		31,522

Net Realized Gains and Losses
Net realized gains on investments		28,776
Net realized gains on futures contracts	+	222
Net realized gains		28,998

Net Unrealized Gains and Losses
Net unrealized gains on investments		134,621
Net unrealized gains on futures contracts	+	307
Net unrealized gains		134,928

Expenses
Investment adviser and administrator fees		8,596
Transfer agent and shareholder service fees:
Investor Shares		1,384
Select Shares		561
Registration fees		95
Portfolio accounting fees		67
Shareholder reports		63
Custodian fees		40
Professional fees		36
Trustees’ fees		13
Overdraft expense		3
Other expenses	+	22
Total expenses		10,880

Increase in Net Assets from Operations
Total investment income		31,522
Net expenses		–10,880
Net investment income		20,642
Net realized gains		28,998
Net unrealized gains	+	134,928
Increase in net assets from operations		$184,568

See financial notes.    45

Schwab Dividend Equity Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$20,642	$18,557
Net realized gains		28,998	13,364
Net unrealized gains	+	134,928	29,600
Increase in net assets from operations		184,568	61,521

Distributions Paid
Dividends from net investment income
Investor Shares		9,859	8,840
Select Shares	+	11,451	8,874
Total dividends from net investment income		21,310	17,714

Distributions from net realized gains
Investor Shares		6,743	4,838
Select Shares	+	6,563	4,386
Total distributions from net realized gains		13,306	9,224

Total distributions		$34,616	$26,938

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		14,325	$196,579	27,892	$355,147
Select Shares	+	19,222	265,952	24,348	310,884
Total shares sold		33,547	$462,531	52,240	$666,031

Shares Reinvested
Investor Shares		1,006	$13,421	854	$10,806
Select Shares	+	972	12,969	731	9,263
Total shares reinvested		1,978	$26,390	1,585	$20,069

Shares Redeemed
Investor Shares		(13,861)	$(187,504)	(9,697)	$(124,160)
Select Shares	+	(10,090)	(135,743)	(6,148)	(78,680)
Total shares redeemed		(23,951)	$(323,247)	(15,845)	$(202,840)

Net transactions in fund shares		11,574	$165,674	37,980	$483,260

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		81,048	$1,037,089	43,068	$519,246
Total increase	+	11,574	315,626	37,980	517,843
End of period		92,622	$1,352,715	81,048	$1,037,089
Net investment income not yet distributed			$1,243		$1,911

46    See financial notes.

Schwab Large-Cap Growth Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	10/3/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	9.73	10.00
Income or loss from investment operations:
Net investment income or loss	0.01	(0.00)[2]
Net realized and unrealized gains or losses	1.33	(0.27)
Total income or loss from investment operations	1.34	(0.27)
Less distributions:
Dividends from net investment income	(0.00)[2]	—
Net asset value at end of period	11.07	9.73
Total return (%)	13.80	(2.70)[3]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.20	1.20 [4]
Gross operating expenses	1.26	1.71 [4]
Net investment income or loss	0.09	(0.61)[4]
Portfolio turnover rate	53	4 [3]
Net assets, end of period ($ x 1,000,000)	70	25
Select Shares	11/1/05— 10/31/06	10/3/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	9.73	10.00
Income or loss from investment operations:
Net investment income or loss	0.02	(0.00)[2]
Net realized and unrealized gains or losses	1.35	(0.27)
Total income or loss from investment operations	1.37	(0.27)
Less distributions:
Dividends from net investment income	(0.01)	—
Net asset value at end of period	11.09	9.73
Total return (%)	14.04	(2.70)[3]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.99	0.99 [4]
Gross operating expenses	1.12	1.56 [4]
Net investment income or loss	0.26	(0.40)[4]
Portfolio turnover rate	53	4 [3]
Net assets, end of period ($ x 1,000,000)	107	33

[1]	Commencement of operations.

[2]	Per share amount was less then $0.01.

[3]	Not annualized.

[4]	Annualized.

See financial notes.    47

Schwab Large-Cap Growth Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
97.4%	Common Stock	157,393	172,230
5.2%	Short-Term Investment	9,266	9,266
0.1%	U.S. Treasury Obligations	124	124
102.7%	Total Investments	166,783	181,620
2.5%	Collateral Invested for Securities on Loan	4,371	4,371
(5.2)%	Other Assets and Liabilities, Net		(9,127)
100.0%	Total Net Assets		176,864

Security	Number of Shares	Value ($ x 1,000)
Common Stock 97.4% of net assets
Banks 1.1%
Comerica, Inc.	3,700	215
Radian Group, Inc.	15,500	826
U.S. Bancorp	25,600	867
		1,908
Capital Goods 11.4%
Cooper Industries Ltd., Class A	1,800	161
Emerson Electric Co.	7,300	616
General Dynamics Corp.	41,400	2,943
ITT Corp.	29,500	1,604
Lockheed Martin Corp.	60,700	5,277
Precision Castparts Corp.	14,000	953
Raytheon Co.	7,500	375
The Boeing Co.	99,800	7,970
Thomas & Betts Corp. *	4,300	222
		20,121
Commercial Services & Supplies 0.5%
Equifax, Inc.	21,500	818
Consumer Durables & Apparel 1.7%
Hasbro, Inc.	29,000	752
Newell Rubbermaid, Inc.	79,300	2,282
		3,034
Consumer Services 0.8%
International Game Technology (a)	31,500	1,339
Diversified Financials 7.9%
American Express Co.	45,000	2,601
Franklin Resources, Inc.	74,500	8,490
Mellon Financial Corp.	15,000	582
Moody’s Corp.	22,500	1,492
Northern Trust Corp.	15,000	881
		14,046
Energy 1.8%
Exxon Mobil Corp.	45,300	3,235
Food, Beverage & Tobacco 3.8%
Anheuser-Busch Cos., Inc.	4,100	194
ConAgra Foods, Inc.	29,500	771
General Mills, Inc.	22,100	1,256
Loews Corp. — Carolina Group	49,500	2,862
The Coca-Cola Co.	35,800	1,673
		6,756
Health Care Equipment & Services 11.5%
Aetna, Inc.	19,900	820
AmerisourceBergen Corp.	45,300	2,138
Baxter International, Inc.	114,200	5,250
Becton Dickinson & Co.	60,800	4,258
Express Scripts, Inc. *	9,000	573
Humana, Inc. (a)*	23,600	1,416
IMS Health, Inc.	52,800	1,471
Laboratory Corp. of America Holdings *	6,300	432
McKesson Corp.	56,700	2,840
WellPoint, Inc. *	15,700	1,198
		20,396
Insurance 4.6%
AFLAC, Inc.	18,500	831
First American Corp.	10,000	408
Genworth Financial, Inc., Class A	15,500	518
HCC Insurance Holdings, Inc.	20,200	680
MetLife, Inc.	37,500	2,142
Principal Financial Group, Inc.	23,500	1,328
Protective Life Corp.	8,000	354
SAFECO Corp.	2,000	116
W. R. Berkley Corp.	45,300	1,670
		8,047

48    See financial notes.

Schwab Large-Cap Growth Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Materials 4.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	71,400	4,318
Nucor Corp.	37,900	2,214
Rohm & Haas Co.	25,000	1,296
Temple-Inland, Inc.	4,500	177
United States Steel Corp.	3,000	203
		8,208
Media 5.6%
Omnicom Group, Inc.	15,000	1,522
The McGraw-Hill Cos., Inc. (b)	129,500	8,310
		9,832
Pharmaceuticals & Biotechnology 9.9%
Applied Biosystems Group — Applera Corp. (b)	115,500	4,308
Biogen Idec, Inc. *	36,900	1,756
Gilead Sciences, Inc. *	17,100	1,178
Johnson & Johnson	10,000	674
King Pharmaceuticals, Inc. *	35,600	596
Merck & Co., Inc.	78,000	3,543
Pfizer, Inc.	206,600	5,506
		17,561
Retailing 3.8%
American Eagle Outfitters, Inc.	57,000	2,611
J.C. Penney Co., Inc.	18,900	1,422
Nordstrom, Inc.	45,500	2,154
Office Depot, Inc. *	10,500	441
		6,628
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	112,700	1,960
MEMC Electronic Materials, Inc. *	12,500	444
Micron Technology, Inc. *	9,300	134
Texas Instruments, Inc.	68,500	2,067
		4,605
Software & Services 9.4%
Amdocs Ltd. *	35,100	1,360
Autodesk, Inc. *	22,000	809
BEA Systems, Inc. *	25,500	415
BMC Software, Inc. (a)*	146,500	4,440
Cadence Design Systems, Inc. *	41,000	732
Electronic Data Systems Corp.	29,000	735
Global Payments, Inc.	57,200	2,500
Google, Inc., Class A *	1,100	524
Intuit, Inc. *	115,000	4,060
McAfee, Inc. *	26,000	752
Red Hat, Inc. *	20,000	328
		16,655
Technology Hardware & Equipment 12.9%
Avaya, Inc. *	46,500	596
Cisco Systems, Inc. *	8,500	205
Hewlett-Packard Co.	217,800	8,438
International Business Machines Corp.	94,600	8,734
Lexmark International, Inc., Class A *	58,000	3,688
Motorola, Inc.	52,500	1,211
		22,872
Telecommunication Services 1.6%
Citizens Communications Co.	177,300	2,599
Qwest Communications International, Inc. *	15,900	137
		2,736
Transportation 0.5%
AMR Corp. (a)*	31,000	878
Utilities 1.4%
Edison International	5,500	244
TXU Corp.	36,600	2,311
		2,555

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 5.2% of net assets

Bank of America, London Time Deposit 4.71%, 11/01/06	3,390	3,390
BBH, Grand Cayman Time Deposit 4.71%, 11/01/06	2,486	2,486
Citibank, Nassau Time Deposit 4.71%, 11/01/06	3,390	3,390
		9,266
U.S. Treasury Obligations 0.1% of net assets

U.S. Treasury Bill
4.94%, 12/14/06	69	69
5.01%, 12/14/06	55	55
		124

End of Investments.

See financial notes.    49

Schwab Large-Cap Growth Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 2.5% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	4,371,465	4,371

End of collateral invested for securities on loan.

At 10-31-06 the tax basis cost of the fund’s investments was $166,824, and the unrealized appreciation and depreciation were $16,580 and ($1,784), respectively, with a net unrealized appreciation of $14,796.

In addition to the above, the fund held the following at 10-31-06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract

S&P 500 Index, e-mini, Long, expires 12/15/06	35	2,421	5

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	All or a portion of this security is held as collateral for futures contracts.

50    See financial notes.

Schwab Large-Cap Growth Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $4,216 (cost $166,783)		$181,620
Collateral invested for securities on loan		4,371
Receivables:
Investments sold		1,832
Fund shares sold		2,591
Dividends		57
Due from brokers for futures		13
Interest		1
Prepaid expenses	+	1
Total assets		190,486

Liabilities
Collateral held for securities on loan		4,371
Payables:
Investments bought		8,988
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		2
Fund shares redeemed		216
Accrued expenses	+	34
Total liabilities		13,622

Net Assets
Total assets		190,486
Total liabilities		–13,622
Net assets		$176,864

Net Assets by Source
Capital received from investors		164,762
Net investment income not yet distributed		138
Net realized capital losses		(2,878)
Net unrealized capital gains		14,842

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$69,981		6,323		$11.07
Select Shares	$106,883		9,639		$11.09

See financial notes.    51

Schwab Large-Cap Growth Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$1,136
Interest		77
Securities on loan	+	1
Total Investment Income		1,214

Net Realized Gains and Losses
Net realized losses on investments		(2,707)

Net Unrealized Gains and Losses
Net unrealized gains on investments		16,025
Net unrealized gains on futures contracts	+	5
Net unrealized gains		16,030

Expenses
Investment adviser and administrator fees		829
Transfer agent and shareholder service fees:
Investor Shares		119
Select Shares		47
Registration fees		62
Professional fees		34
Portfolio accounting fees		24
Custodian fees		8
Trustees’ fees		5
Shareholder reports		4
Other expenses	+	7
Total expenses		1,139
Expense reduction by adviser and Schwab		–93
Net expenses		1,046

Increase in Net Assets from Operations
Total investment income		1,214
Net expenses		–1,046
Net investment income		168
Net realized losses		(2,707)
Net unrealized gains	+	16,030
Increase in net assets from operations		$13,491

52    See financial notes.

Schwab Large-Cap Growth Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05—10/31/06		10/3/05*—10/31/05
Net investment income or loss		$168	$(21)
Net realized losses		(2,707)	(171)
Net unrealized gains or losses	+	16,030	(1,188)
Increase or decrease in net assets from operations		13,491	(1,380)

Distributions Paid
Dividends from net investment income
Investor Shares		7	—
Select Shares	+	23	—
Total dividends from net investment income		$30	$—

Transactions in Fund Shares

	11/1/05—10/31/06			10/3/05*—10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		5,260	$54,737	2,636	$26,231
Select Shares	+	7,872	83,122	3,385	33,718
Total shares sold		13,132	$137,859	6,021	$59,949

Shares Reinvested
Investor Shares		1	$7	—	$—
Select Shares	+	2	18	—	—
Total shares reinvested		3	$25	—	$—

Shares Redeemed
Investor Shares		(1,554)	$(16,061)	(20)	$(188)
Select Shares	+	(1,620)	(16,801)	—	—
Total shares redeemed		(3,174)	$(32,862)	(20)	$(188)

Net transactions in fund shares		9,961	$105,022	6,001	$59,761

Shares Outstanding and Net Assets

	11/1/05—10/31/06			10/3/05*—10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,001	$58,381	—	$—
Total increase	+	9,961	118,483	6,001	58,381
End of period		15,962	$176,864	6,001	$58,381
Net investment income not yet distributed			$138		$—

*  Commencement of operations.

See financial notes.    53

Schwab Small Cap Equity Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	7/1/03[1]— 10/31/03
Per-Share Data ($)
Net asset value at beginning of period	15.72	14.13	11.81	10.00
Income or loss from investment operations:
Net investment income or loss	(0.05)	0.01	(0.04)	(0.02)
Net realized and unrealized gains	2.48	3.12	2.58	1.83
Total income from investment operations	2.43	3.13	2.54	1.81
Less distributions:
Dividends from net investment income	(0.00)[4]	—	—	—
Distributions from net realized gains	(0.43)	(1.54)	(0.22)	—
Total distributions	(0.43)	(1.54)	(0.22)	—
Net asset value at end of period	17.72	15.72	14.13	11.81
Total return (%)	15.71	23.65	21.74	18.10	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.29	1.28	1.30	1.30	[3]
Gross operating expenses	1.29	1.38	1.61	1.73	[3]
Net investment income or loss	(0.39)	0.11	(0.35)	(0.54)[3]
Portfolio turnover rate	82	90	118	39	[2]
Net assets, end of period ($ x 1,000,000)	431	170	37	26
Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	7/1/03[1]— 10/31/03
Per-Share Data ($)
Net asset value at beginning of period	15.78	14.16	11.81	10.00
Income or loss from investment operations:
Net investment income or loss	(0.02)	0.00 [4]	(0.02)	(0.01)
Net realized and unrealized gains	2.49	3.16	2.59	1.82
Total income from investment operations	2.47	3.16	2.57	1.81
Less distributions:
Dividends from net investment income	(0.02)	—	—	—
Distributions from net realized gains	(0.43)	(1.54)	(0.22)	—
Total distributions	(0.45)	(1.54)	(0.22)	—
Net asset value at end of period	17.80	15.78	14.16	11.81
Total return (%)	15.89	23.83	22.00	18.10	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.12	1.11	1.12	1.12	[3]
Gross operating expenses	1.14	1.23	1.46	1.58	[3]
Net investment income or loss	(0.21)	0.09	(0.16)	(0.36)[3]
Portfolio turnover rate	82	90	118	39	[2]
Net assets, end of period ($ x 1,000,000)	276	80	18	14

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Per share amount was less than $0.01.

54    See financial notes.

Schwab Small-Cap Equity Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
97.7%	Common Stock	612,475	690,020
3.5%	Short-Term Investments	24,562	24,562
—%	U.S. Treasury Obligation	353	353
101.2%	Total Investments	637,390	714,935
10.9%	Collateral Invested for Securities on Loan	77,196	77,196
(12.1)%	Other Assets and Liabilities, Net		(85,589)
100.0%	Total Net Assets		706,542

Security	Number of Shares	Value ($ x 1,000)
Common Stock 97.7% of net assets
Automobiles & Components 1.8%
ArvinMeritor, Inc. (a)	15,200	228
TRW Automotive Holdings Corp. *	232,600	5,966
Winnebago Industries, Inc.	204,200	6,798
		12,992
Banks 2.9%
Bancfirst Corp.	51,700	2,572
BancorpSouth, Inc.	183,200	4,681
Bank of Hawaii Corp. (b)	145,900	7,612
First Financial Holdings, Inc.	21,900	791
Hancock Holding Co.	18,600	954
Whitney Holding Corp.	117,000	3,821
		20,431
Capital Goods 13.9%
Acuity Brands, Inc.	229,800	11,384
American Woodmark Corp. (a)	221,100	8,179
Belden CDT, Inc.	64,300	2,328
Crane Co.	338,800	13,193
EMCOR Group, Inc. *	341,600	20,206
Orbital Sciences Corp. *	250,100	4,542
Robbins & Myers, Inc.	50,100	1,928
Teleflex, Inc.	334,800	20,825
Thomas & Betts Corp. (b)*	197,000	10,151
Valmont Industries, Inc.	100,600	5,613
		98,349
Commercial Services & Supplies 5.8%
Administaff, Inc.	101,350	3,492
AMREP Corp. (a)*	38,600	2,764
CBIZ, Inc. (a)*	622,100	4,380
Consolidated Graphics, Inc. *	194,950	12,120
Ennis, Inc.	61,100	1,403
Heidrick & Struggles International, Inc. *	211,200	8,632
IKON Office Solutions, Inc.	101,100	1,507
Labor Ready, Inc. *	127,900	2,240
Spherion Corp. *	362,600	2,629
Steelcase, Inc., Class A	45,100	747
The Standard Register Co.	101,800	1,377
		41,291
Consumer Durables & Apparel 4.6%
Blyth, Inc.	509,000	12,175
Kellwood Co. (a)	675,100	20,658
		32,833
Consumer Services 2.9%
Career Education Corp. *	150,000	3,342
CPI Corp. (a)	112,000	5,287
DeVry, Inc. *	73,700	1,795
IHOP Corp.	28,200	1,471
Jack in the Box, Inc. *	48,000	2,693
Papa John’s International, Inc. *	165,500	6,074
		20,662
Diversified Financials 1.5%
Investment Technology Group, Inc. (b)*	219,600	10,255
Energy 4.6%
Matrix Service Co. (a)*	51,800	744
Parker Drilling Co. *	679,300	5,564
Veritas DGC, Inc. *	363,700	26,190
		32,498
Health Care Equipment & Services 11.9%
Alliance Imaging, Inc. *	108,500	918
AMERIGROUP Corp. *	187,000	5,603
CorVel Corp. *	109,900	4,753
Magellan Health Services, Inc. *	486,300	21,222
MedCath Corp. *	302,400	8,011
Mentor Corp. (a)	392,400	18,364
Molina Healthcare, Inc. *	108,500	4,257
Sierra Health Services, Inc. (b)*	535,700	18,342
Zoll Medical Corp. *	61,200	2,368
		83,838
Household & Personal Products 1.1%
NBTY, Inc. *	270,400	7,523

See financial notes.    55

Schwab Small-Cap Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Insurance 7.7%
Alleghany Corp. *	12,954	3,961
American Financial Group, Inc.	132,200	6,327
American Physicians Capital, Inc. *	51,900	2,839
Argonaut Group, Inc. *	51,300	1,745
CNA Surety Corp. *	16,600	338
Crawford & Co., Class B	44,000	334
Delphi Financial Group, Inc., Class A (b)	127,225	4,993
FBL Financial Group, Inc., Class A	25,800	912
FPIC Insurance Group, Inc. *	40,200	1,437
Great American Financial Resources, Inc.	53,000	1,225
Harleysville Group, Inc.	130,600	4,712
LandAmerica Financial Group, Inc.	19,000	1,199
National Interstate Corp.	25,100	707
Nationwide Financial Services, Inc., Class A	74,200	3,778
Philadelphia Consolidated Holding Corp. *	102,600	4,014
ProAssurance Corp. *	11,000	536
Protective Life Corp.	28,700	1,270
Safety Insurance Group, Inc.	177,000	8,852
Selective Insurance Group, Inc.	36,500	2,016
StanCorp Financial Group, Inc.	21,800	996
State Auto Financial Corp.	42,100	1,353
Universal American Financial Corp. *	58,000	1,078
		54,622
Materials 9.5%
AK Steel Holding Corp. *	332,500	4,964
Albemarle Corp.	4,000	260
Carpenter Technology Corp.	32,100	3,434
FMC Corp.	25,000	1,714
Greif, Inc., Class A	217,000	20,335
H.B. Fuller Co.	438,000	10,858
Hercules, Inc. *	252,300	4,592
OM Group, Inc. *	90,000	5,130
Packaging Corp. of America	64,500	1,482
Silgan Holdings, Inc.	185,200	7,662
Spartech Corp.	239,800	6,570
		67,001
Media 0.2%
LodgeNet Entertainment Corp. *	40,600	934
Sinclair Broadcast Group, Inc., Class A	48,700	439
		1,373
Pharmaceuticals & Biotechnology 0.5%
Bruker BioSciences Corp. *	274,300	2,184
Maxygen, Inc. *	124,100	1,057
		3,241
Real Estate 0.1%
Essex Property Trust, Inc.	1,500	200
Kilroy Realty Corp.	2,000	151
New Century Financial Corp. (a)	3,000	118
		469
Retailing 4.8%
Audiovox Corp., Class A *	12,500	164
Blockbuster, Inc., Class A (a)*	205,900	807
Payless Shoesource, Inc. (b)*	338,100	9,044
The Cato Corp., Class A	14,450	331
The Gymboree Corp. *	65,200	3,029
The Men’s Wearhouse, Inc. (a)	455,600	18,156
Wetseal, Inc., Class A (a)*	421,800	2,632
		34,163
Semiconductors & Semiconductor Equipment 1.5%
Agere Systems, Inc. *	22,340	379
Asyst Technologies, Inc. *	246,300	1,830
Atmel Corp. *	67,000	385
Cirrus Logic, Inc. *	205,100	1,448
Fairchild Semiconductor International, Inc. *	202,200	3,258
MKS Instruments, Inc. *	134,500	2,912
ON Semiconductor Corp. *	5,800	36
Zoran Corp. *	19,900	277
		10,525
Software & Services 11.5%
Advent Software, Inc. *	19,000	703
Ariba, Inc. *	104,000	785
Aspen Technology Inc *	53,800	539
Covansys Corp. *	192,100	4,495
CSG Systems International, Inc. *	692,700	18,689
Forrester Research, Inc. *	228,200	7,172
Global Payments, Inc.	192,400	8,410
Hyperion Solutions Corp. *	28,900	1,081
i2 Technologies, Inc. (a)*	45,700	924
Informatica Corp. *	1,500	19
Interwoven, Inc. *	208,000	2,646
Lightbridge, Inc. (b)*	323,100	3,735
SonicWALL, Inc. *	312,700	3,283
SPSS, Inc. *	47,000	1,301
Sybase, Inc. *	444,400	10,821
Sykes Enterprises, Inc. *	579,200	11,752
Synopsys, Inc. *	185,500	4,176
Tyler Technologies, Inc. *	32,300	458
		80,989

56    See financial notes.

Schwab Small-Cap Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Technology Hardware & Equipment 7.6%
AVX Corp.	150,100	2,366
Brocade Communications Systems, Inc. (b)*	484,300	3,928
Carrier Access Corp. *	116,900	732
Coherent, Inc. *	338,100	10,897
Emulex Corp. *	51,000	959
Imation Corp.	149,200	6,829
Littelfuse, Inc. *	259,600	8,790
Photon Dynamics, Inc. *	25,200	299
Planar Systems, Inc. *	249,500	3,006
Rofin-Sinar Technologies, Inc. *	19,100	1,176
Staktek Holdings, Inc. (a)*	475,700	2,902
Tektronix, Inc.	41,000	1,245
UTStarcom, Inc. (a)*	950,000	10,231
		53,360
Telecommunication Services 1.2%
Broadwing Corp. *	361,900	5,421
CT Communications, Inc.	136,700	3,187
		8,608
Transportation 1.4%
AMR Corp. (a)*	111,700	3,166
Continental Airlines, Inc., Class B (a)*	126,800	4,676
Hub Group, Inc., Class A *	88,600	2,406
		10,248
Utilities 0.7%
Allete, Inc.	105,300	4,749

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investments 3.5% of net assets

JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	8,332	8,332
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	16,230	16,230
		24,562
U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill
4.81%, 12/14/06	85	85
4.90%, 12/14/06	119	119
4.91%, 12/14/06	149	149
		353

End of Investments.

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 10.9% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	77,195,782	77,196

End of collateral invested for securities on loan.

At 10-31-06 the tax basis cost of the fund’s investments was $637,576 and the unrealized appreciation and depreciation were $90,497 and ($13,138), respectively, with a net unrealized appreciation of $77,359.

In addition to the above, the fund held the following at 10-31-06. All numbers are x1,000 except number of future contract.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract

Russell 2000 Index, Long expires 12/31/06	120	9,252	499

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes.    57

Schwab Small-Cap Equity Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $73,950 (cost $637,390)		$714,935
Collateral invested for securities on loan		77,196
Receivables:
Investments sold		6,476
Fund shares sold		6,601
Dividends		326
Income from securities on loan		19
Interest		3
Prepaid expenses	+	2
Total assets		805,558

Liabilities
Collateral for securities on loan		77,196
Payables:
Investments bought		21,100
Investment adviser and administrator fees		75
Transfer agent and shareholder service fees		11
Fund shares redeemed		530
Due to brokers for futures		31
Trustee fees		1
Accrued expenses	+	72
Total liabilities		99,016

Net Assets
Total assets		805,558
Total liabilities		–99,016
Net assets		$706,542

Net Assets by Source
Capital received from investors		625,075
Net realized capital gains		3,423
Net unrealized capital gains		78,044

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$431,020		24,331		$17.72	*
Select Shares	$275,522		15,475		$17.80

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

58    See financial notes.

Schwab Small-Cap Equity Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$3,844
Interest		277
Securities on loan	+	104
Total investment income		4,225

Net Realized Gains and Losses
Net realized gains on investments		3,229
Net realized gains on futures contracts	+	77
Net realized gains		3,306

Net Unrealized Gains and Losses
Net unrealized gains on investments		56,893
Net unrealized gains on futures contracts	+	610
Net unrealized gains		57,503

Expenses
Investment adviser and administrator fees		4,509
Transfer agent and shareholder service fees:
Investor Shares		783
Select Shares		151
Registration fees		166
Portfolio accounting fees		49
Custodian fees		36
Professional fees		34
Shareholder reports		32
Trustees’ fees		9
Overdraft expense		6
Other expenses	+	11
Total expenses		5,786
Expense reduction by adviser and Schwab		–38
Net expenses		5,748

Increase in Net Assets from Operations
Total investment income		4,225
Net expenses		–5,748
Net investment loss		(1,523)
Net realized gains		3,306
Net unrealized gains	+	57,503
Increase in net assets from operations		$59,286

See financial notes.    59

Schwab Small-Cap Equity Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income or loss		$(1,523)	$135
Net realized gains		3,306	8,242
Net unrealized gains	+	57,503	13,859
Increase in net assets from operations		59,286	22,236

Distributions Paid
Dividends from net investment income
Investor Shares		27	—
Select Shares	+	109	—
Total dividends from net investment income		136	—

Distribution from net realized gains
Investor Shares		5,522	4,802
Select Shares	+	2,565	2,252
Total distribution from net realized gains		8,087	7,054

Total Distributions		$8,223	$7,054

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		18,715	$315,251	9,837	$146,160
Select Shares	+	13,258	225,539	4,714	71,745
Total shares sold		31,973	$540,790	14,551	$217,905

Shares Reinvested
Investor Shares		308	$4,978	313	$4,324
Select Shares	+	142	2,297	118	1,635
Total shares reinvested		450	$7,275	431	$5,959

Shares Redeemed
Investor Shares		(5,534)	$(92,761)	(1,902)	$(27,944)
Select Shares	+	(3,006)	(50,423)	(1,055)	(15,623)
Total shares redeemed		(8,540)	$(143,184)	(2,957)	$(43,567)

Net transactions in fund shares		23,883	$404,881	12,025	$180,297

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,923	$250,598	3,898	$55,119
Total increase	+	23,883	455,944	12,025	195,479
End of period		39,806	$706,542	15,923	$250,598
Net investment income not yet distributed			$—		$135

60    See financial notes.

Schwab Hedged Equity Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	3/1/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	14.45	13.51
Income from investment operations:
Net investment income	0.06	0.03
Net realized and unrealized gains	1.74	0.91
Total income from investment operations	1.80	0.94
Less distributions:
Dividends from net investment income	(0.04)	—
Distributions from net realized gains	(0.26)	—
Total distributions	(0.30)	—
Net asset value at end of period	15.95	14.45
Total return (%)	12.71	6.96	[2]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.11	2.32	[3]
Net operating expenses (excluding dividend expense on short sales)	1.99 [4]	2.05	[3,4]
Gross operating expenses	2.12	2.35	[3]
Net investment income	0.58	0.56	[3]
Portfolio turnover rate	100	87	[2]
Net assets, end of period ($ x 1,000,000)	207	33

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05		11/1/03— 10/31/04	11/1/02— 10/31/03	9/30/02[1]— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	14.46	13.01		11.53	9.84	10.00
Income or loss from investment operations:
Net investment income or losses	0.07	0.04		(0.09)	(0.09)	(0.01)
Net realized and unrealized gains or losses	1.76	2.05		1.57	1.78	(0.15)
Total income or loss from investment operations	1.83	2.09		1.48	1.69	(0.16)
Less distributions:
Dividends from net investment income	(0.05)	—		—	—	—
Distributions from net realized gains	(0.26)	(0.64)		—	—	—
Total distributions	(0.31)	(0.64)		—	—	—
Net asset value at end of period	15.98	14.46		13.01	11.53	9.84
Total return (%)	12.82	16.52		12.84	17.17	(1.60)[2]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses (including dividend expenses on short sales)	1.90	2.26		2.43	2.37	2.39 [3]
Net operating expenses (excluding dividend expense on short sales)	1.77 [5]	1.92	[5]	2.10 [5]	2.00	2.00 [3]
Gross operating expenses	1.97	2.39		2.71	2.77	3.33 [3]
Net investment income or loss	0.77	0.55		(0.86)	(0.90)	(0.79)[3]
Portfolio turnover rate	100	87		99	114	68 [2]
Net assets, end of period ($ x 1,000,000)	931	229		68	44	32

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	The ratio of net operating expenses would have been 2.00% and 1.98% for the periods ended 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

[5]	The ratio of net operating expenses would have been 2.00%, 1.82% and 1.76% for the periods ended 10/31/04, 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

See financial notes.    61

Schwab Hedged Equity Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.2%	Common Stock	996,939	1,128,584
2.8%	Short-Term Investment	32,139	32,139
102.0%	Total Investments	1,029,078	1,160,723
(41.0)%	Short Sales	(455,082)	(466,145)
39.0%	Other Assets and Liabilities, Net		443,305
100.0%	Total Net Assets		1,137,883

Security	Number of Shares	Value ($ x 1,000)
Common Stock 99.2% of net assets
Automobiles & Components 1.0%
TRW Automotive Holdings Corp. (a)*	460,100	11,802
Banks 1.8%
BancorpSouth, Inc. (a)	9,300	238
Comerica, Inc. (a)	45,800	2,665
KeyCorp (a)	381,500	14,169
Radian Group, Inc. (a)	64,300	3,427
		20,499
Capital Goods 11.4%
Acuity Brands, Inc. (a)	86,700	4,295
Cooper Industries Ltd., Class A (a)	7,000	626
EMCOR Group, Inc. (a)*	419,400	24,808
Emerson Electric Co. (a)	45,700	3,857
Genlyte Group, Inc. (a)*	17,000	1,313
ITT Corp. (a)	141,500	7,696
Lockheed Martin Corp. (a)	235,600	20,481
Raytheon Co. (a)	446,600	22,308
Teleflex, Inc. (a)	96,500	6,002
The Boeing Co. (a)	300,400	23,990
Thomas & Betts Corp. (a)*	281,300	14,495
		129,871
Commercial Services & Supplies 0.9%
Consolidated Graphics, Inc. (a)*	58,400	3,631
Waste Management, Inc. (a)	173,600	6,506
		10,137
Consumer Durables & Apparel 5.3%
Blyth, Inc.	141,800	3,392
Hasbro, Inc.	468,700	12,149
Kellwood Co. (a)	124,500	3,810
Mattel, Inc. (a)	209,600	4,743
Newell Rubbermaid, Inc. (a)	862,400	24,820
Polo Ralph Lauren Corp. (a)	128,000	9,088
Snap-On, Inc.	43,600	2,050
		60,052
Consumer Services 1.8%
International Game Technology (a)	222,600	9,463
Jack in the Box, Inc. (a)*	20,700	1,161
Papa John’s International, Inc. (a)*	280,000	10,276
		20,900
Diversified Financials 4.6%
American Express Co. (a)	58,600	3,388
Ameriprise Financial, Inc. (a)	10,000	515
Bank of America Corp. (a)	247,000	13,306
Franklin Resources, Inc. (a)	147,200	16,775
Investment Technology Group, Inc. (a)*	142,900	6,673
JPMorgan Chase & Co. (a)	39,700	1,883
Mellon Financial Corp. (a)	151,300	5,870
Northern Trust Corp. (a)	64,300	3,776
		52,186
Energy 5.7%
Exxon Mobil Corp. (a)	405,800	28,982
Grant Prideco, Inc. (a)*	82,300	3,109
Pride International, Inc. (a)*	156,400	4,318
SEACOR Holdings, Inc. (a)*	43,700	3,910
Veritas DGC, Inc. (a)*	344,800	24,829
		65,148
Food, Beverage & Tobacco 5.4%
Anheuser-Busch Cos., Inc. (a)	94,800	4,495
ConAgra Foods, Inc.	1,079,400	28,226
General Mills, Inc. (a)	250,900	14,256
H.J. Heinz Co. (a)	79,500	3,352
Reynolds American, Inc.	16,300	1,030
The Coca-Cola Co. (a)	124,100	5,798
The J.M. Smucker Co. (a)	76,200	3,734
		60,891

62    See financial notes.

Schwab Hedged Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Health Care Equipment & Services 10.0%
Aetna, Inc. (a)	51,500	2,123
AMERIGROUP Corp. (a)*	14,100	422
AmerisourceBergen Corp. (a)	465,100	21,953
Baxter International, Inc. (a)	98,600	4,533
Becton Dickinson & Co. (a)	294,700	20,638
CIGNA Corp. (a)	19,900	2,328
Humana, Inc. (a)*	146,200	8,772
IMS Health, Inc. (a)	46,900	1,306
Magellan Health Services, Inc. (a)*	413,300	18,036
McKesson Corp. (a)	474,200	23,753
Mentor Corp. (a)	65,500	3,065
Sierra Health Services, Inc. (a)*	75,100	2,571
WellPoint, Inc. (a)*	52,445	4,003
		113,503
Insurance 8.7%
American Financial Group, Inc. (a)	52,500	2,513
AON Corp. (a)	537,900	18,713
Genworth Financial, Inc., Class A (a)	27,600	923
Harleysville Group, Inc. (a)	15,200	548
HCC Insurance Holdings, Inc. (a)	62,800	2,114
Hilb, Rogal & Hobbs Co.	15,000	599
Loews Corp. (a)	630,000	24,520
MetLife, Inc. (a)	74,700	4,268
Nationwide Financial Services, Inc., Class A (a)	105,800	5,387
Philadelphia Consolidated Holding Corp. (a)*	5,100	199
Principal Financial Group, Inc. (a)	515,100	29,098
Protective Life Corp. (a)	22,300	987
SAFECO Corp. (a)	1,700	99
The Chubb Corp. (a)	14,200	755
W. R. Berkley Corp. (a)	221,512	8,165
		98,888
Materials 6.2%
Greif, Inc., Class A (a)	109,500	10,261
H.B. Fuller Co. (a)	198,300	4,916
International Paper Co. (a)	251,800	8,398
Nucor Corp. (a)	285,200	16,659
Pactiv Corp. (a)*	324,000	9,992
PPG Industries, Inc. (a)	53,100	3,632
Rohm & Haas Co. (a)	238,500	12,359
Sonoco Products Co.	39,300	1,394
The Lubrizol Corp.	61,700	2,776
		70,387
Media 3.6%
CBS Corp., Class B	152,600	4,416
The DIRECTV Group, Inc. (a)*	501,300	11,169
The McGraw-Hill Cos., Inc. (a)	348,400	22,357
The Walt Disney Co. (a)	29,300	922
Warner Music Group Corp. (a)	101,400	2,629
		41,493
Pharmaceuticals & Biotechnology 5.1%
Applied Biosystems Group —Applera Corp. (a)	767,500	28,628
Biogen Idec, Inc. (a)*	32,900	1,566
Forest Laboratories, Inc. (a)*	30,200	1,478
King Pharmaceuticals, Inc. (a)*	798,500	13,359
Merck & Co., Inc. (a)	163,400	7,422
Pfizer, Inc. (a)	145,900	3,888
Watson Pharmaceuticals, Inc. (a)*	50,700	1,364
		57,705
Retailing 7.4%
American Eagle Outfitters, Inc. (a)	360,100	16,492
AnnTaylor Stores Corp. *	190,500	8,386
Big Lots, Inc. *	100,900	2,127
Blockbuster, Inc., Class A *	190,300	746
J.C. Penney Co., Inc. (a)	72,400	5,447
Office Depot, Inc. (a)*	362,900	15,238
OfficeMax, Inc.	14,600	695
Payless Shoesource, Inc. (a)*	804,400	21,518
Sears Holdings Corp. (a)*	79,700	13,905
		84,554
Semiconductors & Semiconductor Equipment 0.2%
Agere Systems, Inc. (a)*	16,570	281
Integrated Device Technology, Inc. *	128,800	2,042
Texas Instruments, Inc. (a)	9,900	299
		2,622
Software & Services 5.6%
BEA Systems, Inc. (a)*	24,000	390
BMC Software, Inc. (a)*	298,100	9,035
Cadence Design Systems, Inc. (a)*	335,700	5,996
Ceridian Corp. (a)*	35,300	832
Electronic Data Systems Corp. (a)	85,700	2,171
Global Payments, Inc. (a)	383,800	16,776
Intuit, Inc. *	21,200	748
McAfee, Inc. (a)*	322,600	9,333
Sybase, Inc. (a)*	127,300	3,100
Synopsys, Inc. (a)*	668,800	15,055
		63,436
Technology Hardware & Equipment 6.8%
Agilent Technologies, Inc. (a)*	33,100	1,178
AVX Corp. (a)	97,800	1,541
Coherent, Inc. (a)*	43,600	1,405
Hewlett-Packard Co. (a)	333,100	12,904
Imation Corp. (a)	111,000	5,081
Lexmark International, Inc., Class A (a)*	422,900	26,892
Littelfuse, Inc. *	10,300	349
Motorola, Inc. (a)	320,200	7,384
UTStarcom, Inc. (a)*	1,878,800	20,235
		76,969

See financial notes.    63

Schwab Hedged Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Telecommunication Services 1.5%
ALLTEL Corp.	12,000	640
CenturyTel, Inc. (a)	35,800	1,441
Citizens Communications Co. (a)	841,300	12,333
Qwest Communications International, Inc. (a)*	298,900	2,579
		16,993
Transportation 2.4%
Continental Airlines, Inc., Class B (a)*	288,200	10,629
US Airways Group, Inc. (a)*	341,800	17,042
		27,671
Utilities 3.8%
Allegheny Energy, Inc. (a)*	54,600	2,350
Alliant Energy Corp. (a)	93,800	3,597
Dynegy, Inc., Class A (a)*	659,400	4,009
FirstEnergy Corp. (a)	203,900	12,000
TXU Corp. (a)	331,400	20,921
		42,877

Security Rate, Maturity Date	Face Amount ($ x 1,000)
Short-Term Investment 2.8% of net assets
Repurchase Agreement 2.8%
Fixed Income Clearing Corp. dated 10/31/06, due 11/01/06 at 4.8%, with a maturity value of $32,143 (fully collateralized by Federal National Mortgage Association with a value of $33,182.) 4.80%, 11/01/06	32,139	32,139

End of Investments.

At 10-31-06 the tax basis cost of the fund’s investments was $1,029,082 and the unrealized appreciation and depreciation were $136,548 and ($4,907), respectively, with a net unrealized appreciation of $131,641.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for short sales.

64    See financial notes.

Schwab Hedged Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Short Sales 41.0% of net assets
Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc.	48,300	906
Capital Goods 2.9%
Briggs & Stratton Corp.	87,000	2,218
DRS Technologies, Inc.	16,300	721
Energy Conversion Devices, Inc. *	372,600	13,708
Hexcel Corp. *	922,700	14,938
Watsco, Inc.	19,100	951
		32,536
Commercial Services & Supplies 0.5%
Acco Brands Corp. *	241,400	5,866
Consumer Durables & Apparel 4.1%
Hovnanian Enterprises, Inc., Class A *	421,200	12,994
M.D.C. Holdings, Inc.	41,500	2,069
Meritage Homes Corp. *	60,200	2,756
Polaris Industries, Inc.	113,200	4,847
Pulte Homes, Inc.	114,200	3,539
Quiksilver, Inc. *	944,600	13,177
Standard Pacific Corp.	272,300	6,598
		45,980
Consumer Services 3.0%
OSI Restaurant Partners, Inc.	299,400	9,961
Red Robin Gourmet Burgers, Inc. *	4,700	227
Scientific Games Corp., Class A *	100,100	2,806
Station Casinos, Inc.	104,600	6,307
Texas Roadhouse, Inc., Class A *	238,900	3,452
Wynn Resorts Ltd. *	147,000	10,810
		33,563
Energy 2.9%
Alpha Natural Resources, Inc. *	494,600	7,869
ATP Oil & Gas Corp. *	77,900	3,349
CARBO Ceramics, Inc.	21,300	718
Crosstex Energy, Inc.	57,400	5,509
Delta Petroleum Corp. *	343,100	8,818
Evergreen Energy, Inc. *	61,500	790
Petrohawk Energy Corp. *	127,900	1,449
Quicksilver Resources, Inc. *	48,300	1,656
Rowan Cos., Inc.	18,200	607
Syntroleum Corp. *	91,400	360
TETRA Technologies, Inc. *	83,500	2,163
		33,288
Food & Staples Retailing 0.3%
United Natural Foods, Inc. *	108,622	3,791
Food, Beverage & Tobacco 1.8%
Hansen Natural Corp. *	309,000	9,811
Sanderson Farms, Inc.	15,900	422
Wm. Wrigley Jr. Co.	196,600	10,213
		20,446
Health Care Equipment & Services 3.7%
Brookdale Senior Living, Inc.	65,700	3,162
Conor Medsystems, Inc. *	612,700	15,048
Omnicare, Inc.	257,100	9,739
St. Jude Medical, Inc. *	28,600	982
The Cooper Cos., Inc.	230,600	13,289
		42,220
Household & Personal Products 0.2%
Central Garden & Pet Co. *	51,900	2,593
Insurance 0.3%
American Equity Investment Life Holding Co.	135,700	1,732
National Financial Partners Corp.	47,700	1,879
		3,611
Materials 1.9%
Century Aluminum Co. *	161,900	6,301
Coeur d’Alene Mines Corp. *	1,757,800	8,613
RTI International Metals, Inc. *	112,700	6,911
		21,825
Media 0.8%
Viacom, Inc., Class B *	244,600	9,520
Pharmaceuticals & Biotechnology 2.8%
Adams Respiratory Therapeutics, Inc. *	127,800	5,508
Affymetrix, Inc. *	615,900	15,706
Alexion Pharmaceuticals, Inc. *	53,000	1,980
Amylin Pharmaceuticals, Inc. *	79,100	3,477
MannKind Corp. *	3,900	79
Par Pharmaceutical Cos., Inc. *	270,700	5,276
		32,026

See financial notes.    65

Schwab Hedged Equity Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Real Estate 0.8%
The St. Joe Co.	66,200	3,560
Trammell Crow Co. *	110,500	5,387
		8,947
Retailing 5.7%
Borders Group, Inc.	171,600	3,533
Chico’s FAS, Inc. *	20,000	479
GameStop Corp., Class A *	270,400	13,807
GSI Commerce, Inc. *	421,800	7,605
Guitar Center, Inc. *	64,400	2,793
O’Reilly Automotive, Inc. *	57,900	1,869
Pacific Sunwear of California, Inc. *	862,600	15,199
Pier 1 Imports, Inc.	197,700	1,293
Tuesday Morning Corp.	7,800	129
Urban Outfitters, Inc. *	825,100	14,439
Zumiez, Inc. *	97,500	3,204
		64,350
Semiconductors & Semiconductor Equipment 0.1%
Tessera Technologies, Inc. *	38,400	1,341
Software & Services 3.4%
eFunds Corp. *	33,700	836
Equinix, Inc. *	290,600	19,877
Heartland Payment Systems, Inc.	12,700	339
Kanbay International, Inc. *	55,300	1,571
Opsware, Inc. *	1,003,600	9,123
Take-Two Interactive Software, Inc. *	331,100	4,632
Wright Express Corp. *	90,700	2,482
		38,860
Technology Hardware & Equipment 0.9%
Daktronics, Inc.	64,100	1,520
Multi-Fineline Electronix, Inc. *	57,900	1,398
Plantronics, Inc.	97,300	2,054
Powerwave Technologies, Inc. *	865,400	5,634
		10,606
Telecommunication Services 1.3%
NII Holdings, Inc. *	232,900	15,146
Transportation 1.2%
AirTran Holdings, Inc. *	316,000	3,150
Genesee & Wyoming, Inc. *	9,900	278
Werner Enterprises, Inc.	519,500	9,533
		12,961
Utilities 2.3%
Consolidated Edison, Inc.	237,200	11,469
Equitable Resources, Inc.	325,700	13,197
Piedmont Natural Gas Co., Inc.	34,200	924
South Jersey Industries, Inc.	5,600	173
		25,763

End of Short Sale Positions.

*	Non-income producing security.

66    See financial notes.

Schwab Hedged Equity Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $1,029,078)		$1,160,723
Deposits with broker for short sales		428,404
Receivables:
Investments sold		49,278
Fund shares sold		7,891
Dividends		818
Interest		59
Prepaid expenses	+	4
Total assets		1,647,177

Liabilities
Securities sold short, at value (proceeds $455,082)		466,145
Payables:
Investments bought		42,424
Investment adviser and administrator fees		142
Transfer agent and shareholder services fees		9
Fund shares redeemed		431
Dividends on short sales		84
Trustee fees		1
Accrued expenses	+	58
Total liabilities		509,294

Net Assets
Total assets		1,647,177
Total liabilities		–509,294
Net assets		$1,137,883

Net Assets by Source
Capital received from investors		1,035,573
Net investment income not yet distributed		4,267
Net realized capital losses		(22,539)
Net unrealized capital gains		120,582

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$207,174		12,985		$15.95
Select Shares	$930,709		58,228		$15.98

See financial notes.    67

Schwab Hedged Equity Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$7,889
Interest	+	10,315
Total investment income		18,204

Net Realized Gains and Losses
Net realized losses on investments		(22,810)
Net realized gains on futures contracts	+	336
Net realized losses		(22,474)

Net Unrealized Gains and Losses
Net unrealized gains on investments		116,907
Net unrealized losses on short sales	+	(14,684)
Net unrealized gains		102,223

Expenses
Investment adviser and administrator fees		11,335
Transfer agent and shareholder service fees:
Investor Shares		269
Select Shares		585
Registration fees		247
Custodian fees		89
Interest expense		60
Portfolio accounting fees		47
Professional fees		45
Overdraft expense		35
Shareholder reports		29
Trustees’ fees		10
Dividends on short sales	+	832
Other expenses	+	10
Total expenses		13,593
Expense reduction by adviser and Schwab		–355
Custody credit		–69
Net expenses		13,169

Increase in Net Assets from Operations
Total investment income		18,204
Net expenses		–13,169
Net investment income		5,035
Net realized losses		(22,474)
Net unrealized gains	+	102,223
Increase in net assets from operations		$84,784

68    See financial notes.

Schwab Hedged Equity Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$5,035	$743
Net realized gains or losses		(22,474)	7,920
Net unrealized gains	+	102,223	9,230
Increase in net assets from operations		84,784	17,893

Distributions Paid
Dividends from net investment income
Investor Shares		185	—
Select Shares	+	1,326	—
Total dividends from net investment income		1,511	—

Distributions from net realized gains
Investor Shares		1,058	—
Select Shares	+	6,701	3,789
Total distributions from net realized gains		7,759	3,789

Total distributions		$9,270	$3,789

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		14,290	$215,250	2,530	$35,429
Select Shares	+	54,075	813,417	11,743	163,791
Total shares sold		68,365	$1,028,667	14,273	$199,220

Shares Reinvested
Investor Shares		75	$1,100	—	$—
Select Shares	+	475	6,957	255	3,389
Total shares reinvested		550	$8,057	255	$3,389

Shares Redeemed
Investor Shares		(3,696)	$(55,379)	(214)	$(3,027)
Select Shares	+	(12,150)	(181,325)	(1,421)	(19,628)
Total shares redeemed		(15,846)	$(236,704)	(1,635)	$(22,655)

Net transactions in fund shares		53,069	$800,020	12,893	$179,954

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,144	$262,349	5,251	$68,291
Total increase	+	53,069	875,534	12,893	194,058
End of period		71,213	$1,137,883	18,144	$262,349
Net investment income not yet distributed			$4,267		$743

See financial notes.    69

Schwab Financial Services Fund™

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	14.42	13.12	11.77	9.44	9.75
Income or loss from investment operations:
Net investment income	0.10	0.12	0.08	0.11	0.12
Net realized and unrealized gains or losses	1.98	2.21	1.37	2.37	(0.28)
Total income or loss from investment operations	2.08	2.33	1.45	2.48	(0.16)
Less distributions:
Dividends from net investment income	(0.11)	(0.09)	(0.10)	(0.15)	(0.09)
Distributions from net reallized gains	(0.64)	(0.94)	—	—	(0.06)
Total distributions	(0.75)	(1.03)	(0.10)	(0.15)	(0.15)
Net asset value at end of period	15.75	14.42	13.12	11.77	9.44
Total return (%)	14.85	18.62	12.39	26.68	(1.78)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.98	1.07	1.05	1.04 [1]	0.89
Gross operating expenses	0.98	1.15	1.25	1.49	1.32
Net investment income	0.87	1.01	0.62	1.05	1.20
Portfolio turnover rate	57	74	85	181	131
Net assets, end of period ($ x 1,000,000)	95	29	20	18	17

1 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.

70    See financial notes.

Schwab Financial Services Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.4%	Common Stock	84,964	94,722
0.9%	Short-Term Investment	835	835
0.1%	U.S. Government Security	90	90
100.4%	Total Investments	85,889	95,647
1.4%	Collateral Invested for Securities on Loan	1,323	1,323
(1.8)%	Other Assets and Liabilities, Net		(1,713)
100.0%	Total Net Assets		95,257

Security	Number of Shares	Value ($ x 1,000)
Common Stock 99.4% of net assets
Banks 24.2%
1st Source Corp.	11,000	347
BancFirst Corp.	4,000	199
BancorpSouth, Inc.	9,400	240
Bank of Hawaii Corp.	52,300	2,729
Comerica, Inc.	77,100	4,487
Commerce Bancshares, Inc.	46,360	2,295
KeyCorp	93,900	3,487
PNC Financial Services Group, Inc.	48,700	3,411
Radian Group, Inc.	72,200	3,848
Regions Financial Corp. (a)	22,500	854
Whitney Holding Corp.	34,700	1,133
		23,030
Diversified Financials 44.9%
A.G. Edwards, Inc.	32,100	1,831
American Express Co.	81,500	4,711
AmeriCredit Corp. *	84,700	2,166
Ameriprise Financial, Inc.	55,400	2,853
Bank of America Corp.	86,200	4,644
CIT Group, Inc.	23,800	1,239
Franklin Resources, Inc.	42,900	4,889
Investment Technology Group, Inc. *	48,500	2,265
JPMorgan Chase & Co.	97,600	4,630
Mellon Financial Corp.	117,500	4,559
Merrill Lynch & Co., Inc.	21,500	1,879
Morgan Stanley	2,500	191
Northern Trust Corp.	72,900	4,281
State Street Corp.	40,900	2,627
		42,765
Insurance 28.5%
AFLAC, Inc.	13,600	611
American Financial Group, Inc.	14,500	694
American Physicians Capital, Inc. *	5,500	301
AON Corp. (a)	14,400	501
Assurant, Inc.	17,100	900
Genworth Financial, Inc., Class A	117,700	3,936
HCC Insurance Holdings, Inc.	9,100	306
Lincoln National Corp.	10,200	646
Loews Corp.	97,100	3,779
MetLife, Inc.	74,900	4,279
Nationwide Financial Services, Inc., Class A	41,000	2,088
Principal Financial Group, Inc.	67,000	3,785
Prudential Financial, Inc.	6,100	469
SAFECO Corp.	10,600	617
StanCorp Financial Group, Inc.	3,800	174
The Allstate Corp.	2,100	129
The Chubb Corp.	47,400	2,519
The Hartford Financial Services Group, Inc.	8,700	758
W. R. Berkley Corp.	19,125	705
		27,197
Real Estate 1.8%
CB Richard Ellis Group, Inc., Class A *	57,600	1,730

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 0.9% of net assets

JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	835	835
U.S. Government Security 0.1% of net assets

U.S. Treasury Bill 4.90%, 12/14/06	90	90

End of Investments.

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 1.4% of net assets

Securities Lending Investments Fund, a series of the Brown Brothers Investment Trust	1,323,369	1,323

End of collateral invested for securities on loan.

At 10-31-06 the tax basis cost of the fund’s investments was $85,934 and the unrealized appreciation and depreciation were $10,683 and ($970), respectively, with a net unrealized appreciation of $9,713.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

See financial notes.    71

Schwab Financial Services Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $1,287 (cost $85,889)		$95,647
Collateral invested for securities on loan		1,323
Receivables:
Investments sold		1,827
Fund shares sold		678
Dividends		48
Prepaid expenses	+	1
Total assets		99,524

Liabilities
Collateral for securities on loan		1,323
Payables:
Investments bought		2,886
Investment adviser and administrator fees		5
Transfer agent and shareholder services fees		2
Fund shares redeemed		22
Trustee fees		1
Accrued expenses	+	28
Total liabilities		4,267

Net Assets
Total assets		99,524
Total liabilities		–4,267
Net assets		$95,257

Net Assets by Source
Capital received from investors		83,851
Net investment income not yet distributed		465
Net realized capital gains		1,183
Net unrealized capital gains		9,758

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$95,257		6,047		$15.75

72    See financial notes.

Schwab Financial Services Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$1,131
Interest	+	56
Total Investment Income		1,187

Net Realized Gains and Losses
Net realized gains on investments		1,065
Net realized gains on futures contracts	+	123
Net realized gains		1,188

Net Unrealized Gains and Losses
Net unrealized gains on investments		5,742

Expenses
Investment adviser and administrator fees		346
Transfer agent and shareholder service fees		160
Registration fees		44
Portfolio accounting fees		29
Professional fees		27
Trustees’ fees		7
Custodian fees		6
Shareholder reports		4
Other expenses	+	7
Total expenses		630

Increase in Net Assets from Operations
Total investment income		1,187
Net expenses		–630
Net investment income		557
Net realized gains		1,188
Net unrealized gains	+	5,742
Increase in net assets from operations		$7,487

See financial notes.    73

Schwab Financial Services Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05—10/31/06		11/1/04—10/31/05
Net investment income		$557	$224
Net realized gains		1,188	1,583
Net unrealized gains	+	5,742	1,980
Increase in net assets from operations		7,487	3,787

Distributions Paid
Dividends from net investment income		264	139
Distribution from net realized gains	+	1,580	1,403
Total dividends and distributions paid		$1,844	$1,542

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		5,038	$75,696	885	$11,993
Shares Reinvested		114	1,645	103	1,356
Shares Redeemed	+	(1,089)	(16,334)	(495)	(6,547)
Net transactions in fund shares		$4,063	$61,007	493	$6,802

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,984	$28,607	1,491	$19,560
Total increase	+	4,063	66,650	493	9,047
End of period		6,047	$95,257	1,984	$28,607
Net investment income not yet distributed			$465		$172

74    See financial notes.

Schwab Health Care Fund™

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	14.03	10.78	8.43	7.12	9.00
Income or loss from investment operations:
Net investment income or loss	(0.01)	(0.02)	(0.06)	0.01	0.03
Net realized and unrealized gains or losses	1.03	3.27	2.41	1.33	(1.90)
Total income or loss from investment operations	1.02	3.25	2.35	1.34	(1.87)
Less distributions:
Dividends from net investment income	—	—	—	(0.03)	(0.01)
Net asset value at end of period	15.05	14.03	10.78	8.43	7.12
Total return (%)	7.27	30.15	27.88	18.96	(20.84)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.84	0.89	1.04	1.04	0.89
Gross operating expenses	0.84	0.89	1.07	1.34	1.18
Net investment income or loss	(0.07)	(0.28)	(0.73)	0.13	0.25
Portfolio turnover rate	76	42	105	200	99
Net assets, end of period ($ x 1,000,000)	611	397	54	25	21

See financial notes.    75

Schwab Health Care Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
98.2%	Common Stock	541,165	600,068
—%	Rights	—	—
1.5%	Short-Term Investment	9,533	9,533
0.1%	U.S. Treasury Obligation	308	308
99.8%	Total Investments	551,006	609,909
2.7%	Collateral Invested for Securities on Loan	16,729	16,729
(2.5)%	Other Assets and Liabilities, Net		(15,387)
100.0%	Total Net Assets		611,251

Security	Number of Shares	Value ($ x 1,000)
Common Stock 98.2% of net assets
Health Care Equipment & Services 42.6%
Aetna, Inc.	400,000	16,488
Alliance Imaging, Inc. *	5,800	49
AmerisourceBergen Corp. (b)	553,800	26,139
Baxter International, Inc.	446,300	20,516
Becton Dickinson & Co. (b)	416,600	29,175
Caremark Rx, Inc.	100,000	4,923
Cerner Corp. (a)*	208,000	10,048
CIGNA Corp. (b)	180,000	21,056
CorVel Corp. *	8,800	381
Dade Behring Holdings, Inc.	240,000	8,743
Dentsply International, Inc.	302,400	9,459
Edwards Lifesciences Corp. *	50,000	2,147
Express Scripts, Inc. *	157,000	10,004
Humana, Inc. (a)*	124,300	7,458
IMS Health, Inc.	531,000	14,788
Laboratory Corp. of America Holdings *	43,200	2,959
Magellan Health Services, Inc. *	161,800	7,061
McKesson Corp.	498,200	24,955
MedCath Corp. *	42,300	1,121
Mentor Corp. (a)	100,000	4,680
PDI, Inc. *	15,000	155
Sierra Health Services, Inc. *	630,500	21,588
WellPoint, Inc. *	200,100	15,272
Zoll Medical Corp. *	35,000	1,355
		260,520
Pharmaceuticals & Biotechnology 55.6%
Accelrys, Inc. *	140,000	882
Allergan, Inc.	89,000	10,279
Alpharma, Inc., Class A	719,300	15,875
Amgen, Inc. *	125,000	9,489
Applied Biosystems Group — Applera Corp.	953,800	35,577
Barr Pharmaceuticals, Inc. *	269,600	14,119
Biogen Idec, Inc. (b)*	450,800	21,458
Bristol-Myers Squibb Co.	225,000	5,569
Bruker BioSciences Corp. *	150,000	1,194
Enzon Pharmaceuticals, Inc. (a)*	80,000	685
Forest Laboratories, Inc. *	303,900	14,873
Gilead Sciences, Inc. *	220,000	15,158
Johnson & Johnson (b)	442,200	29,804
King Pharmaceuticals, Inc. *	1,400,000	23,422
Maxygen, Inc. *	2,500	21
Merck & Co., Inc. (b)	741,100	33,661
Millennium Pharmaceuticals, Inc. *	525,000	6,143
PerkinElmer, Inc.	575,000	12,282
Pfizer, Inc.	1,120,000	29,848
Regeneron Pharmaceuticals, Inc. *	20,000	401
Schering-Plough Corp.	1,100,000	24,354
Waters Corp. *	78,000	3,884
Watson Pharmaceuticals, Inc. *	690,000	18,568
Wyeth	235,200	12,002
		339,548
Rights 0.0% of net assets
Pharmaceuticals & Biotechnology 0.0%
OSI Pharmaceuticals, Inc. *	458	—

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 1.5% of net assets

Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	9,533	9,533
U.S. Treasury Obligation 0.1% of net assets

U.S. Treasury Bill 4.90%, 12/14/06	308	308

End of Investments.

76    See financial notes.

Schwab Health Care Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 2.7% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	16,729,401	16,729

End of collateral invested for securities on loan.

At 10-31-06 the tax basis cost of the fund’s investments was $551,398, and the unrealized appreciation and depreciation were $67,712 and ($9,201), respectively, with a net unrealized appreciation of $58,511.

In addition to the above, the fund held the following at 10-31-06. All numbers are x 1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
S&P 500 Index, e-mini, Long, expires 12/15/06	90	6,224	321

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes.    77

Schwab Health Care Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $16,264 (cost $551,006)		$609,909
Collateral invested for securities on loan		16,729
Receivables:
Fund shares sold		1,909
Dividends		119
Interest		1
Income from securities on loan		1
Prepaid expenses	+	4
Total assets		628,672

Liabilities
Collateral for securities on loan		16,729
Payables:
Investment adviser and administrator fees		27
Transfer agent and shareholder services fees		13
Fund shares redeemed		581
Trustee fees		1
Accrued expenses	+	70
Total liabilities		17,421

Net Assets
Total assets		628,672
Total liabilities		–17,421
Net assets		$611,251

Net Assets by Source
Capital received from investors		547,464
Net realized capital gains		4,563
Net unrealized capital gains		59,224

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$611,251		40,625		$15.05

78    See financial notes.

Schwab Health Care Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$3,933
Interest		348
Securities on loan	+	35
Total Investment Income		4,316

Net Realized Gains and Losses
Net realized gains on investments		8,791
Net realized gains on futures contracts	+	166
Net realized gains		8,957

Net Unrealized Gains and Losses
Net unrealized gains on investments		18,727
Net unrealized gains on futures contracts	+	321
Net unrealized gains		19,048

Expenses
Investment adviser and administrator fees		3,020
Transfer agent and shareholder service fees		1,406
Registration fees		122
Portfolio accounting fees		45
Shareholder reports		42
Custodian fees		32
Professional fees		27
Trustees’ fees		10
Overdraft expense		5
Other expenses	+	11
Total expenses		4,720

Increase in Net Assets from Operations
Total investment income		4,316
Net expenses		–4,720
Net investment loss		(404)
Net realized gains		8,957
Net unrealized gains	+	19,048
Increase in net assets from operations		$27,601

See financial notes.    79

Schwab Health Care Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment loss		$(404)	$(536)
Net realized gains		8,957	317
Net unrealized gains	+	19,048	33,870
Increase in net assets from operations		$27,601	$33,651

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		26,841	$397,961	25,580	$339,672
Shares Redeemed	+	(14,502)	(211,167)	(2,299)	(30,399)
Net transactions in fund shares		12,339	$186,794	23,281	$309,273

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,286	$396,856	5,005	$53,932
Total increase	+	12,339	214,395	23,281	342,924
End of period		40,625	$611,251	28,286	$396,856

80    See financial notes.

Schwab Technology Fund™

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	4.88	4.42	4.32	2.90	3.86
Income or loss from investment operations:
Net investment loss	(0.03)	(0.01)	(0.04)	(0.02)	(0.02)
Net realized and unrealized gains or losses	0.44	0.47	0.14	1.44	(0.94)
Total income or loss from investment operations	0.41	0.46	0.10	1.42	(0.96)
Net asset value at end of period	5.29	4.88	4.42	4.32	2.90
Total return (%)	8.40	10.41	2.31	48.97	(24.87)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.95	0.97	1.02 [1]	1.04	0.89
Gross operating expenses	0.95	0.97	1.02	1.25	1.15
Net investment income	(0.48)	(0.23)	(0.78)	(0.65)	(0.57)
Portfolio turnover rate	86	89	109	165	117
Net assets, end of period ($ x 1,000,000)	71	53	49	43	26

[1]	The ratio of net operating expenses would have been 1.01% if interest expense had not been included.

See financial notes.    81

Schwab Technology Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
98.2%	Common Stock	61,318	69,819
1.0%	Short-Term Investment	693	693
0.1%	U.S. Treasury Obligation	40	40
99.3%	Total Investments	62,051	70,552
6.0%	Collateral Invested for Securities on Loan	4,233	4,233
(5.3)%	Other Assets and Liabilities, Net		(3,735)
100.0%	Total Net Assets		71,050

Security	Number of Shares	Value ($ x 1,000)
Common Stock 98.2% of net assets
Semiconductors & Semiconductor Equipment 13.5%
Applied Materials, Inc.	98,800	1,718
Atmel Corp. *	80,100	461
Fairchild Semiconductor International, Inc. *	39,100	630
Integrated Device Technology, Inc. *	29,400	466
Micron Technology, Inc. *	119,500	1,727
Novellus Systems, Inc. *	56,500	1,562
Texas Instruments, Inc.	100,000	3,018
		9,582
Software & Services 41.2%
Amdocs Ltd. *	32,300	1,252
Autodesk, Inc. *	31,600	1,161
BEA Systems, Inc. *	53,300	867
BMC Software, Inc. (a)*	114,500	3,470
Cadence Design Systems, Inc. *	110,400	1,972
Convergys Corp. *	14,000	297
Covansys Corp. *	21,900	512
CSG Systems International, Inc. *	72,100	1,945
Electronic Data Systems Corp.	121,900	3,088
FactSet Research Systems, Inc.	15,000	763
Forrester Research, Inc. *	29,300	921
Global Payments, Inc.	60,700	2,653
Hyperion Solutions Corp. *	27,900	1,043
Intuit, Inc. *	10,000	353
Lightbridge, Inc. *	80,300	928
MoneyGram International, Inc.	21,300	729
Oracle Corp. *	115,300	2,130
Red Hat, Inc. *	9,500	156
SonicWALL, Inc. *	61,200	643
Sybase, Inc. *	59,700	1,454
Sykes Enterprises, Inc. *	23,900	485
Synopsys, Inc. *	71,600	1,612
TIBCO Software, Inc. *	17,900	165
Total System Services, Inc.	30,300	730
		29,329
Technology Hardware & Equipment 43.5%
Agilent Technologies, Inc. *	28,400	1,011
Avaya, Inc. *	68,700	880
AVX Corp.	130,300	2,054
Cisco Systems, Inc. *	94,000	2,268
Coherent, Inc. *	31,500	1,015
Ditech Networks, Inc. *	5,500	44
Emulex Corp. *	5,700	107
Harris Corp.	18,600	792
Hewlett-Packard Co.	137,900	5,342
Imation Corp.	49,500	2,266
International Business Machines Corp.	42,000	3,878
Lexmark International, Inc., Class A *	39,100	2,486
Littelfuse, Inc. *	17,900	606
Motorola, Inc.	120,000	2,767
Packeteer, Inc. *	5,000	56
Planar Systems, Inc. *	40,000	482
Rofin-Sinar Technologies, Inc. *	14,600	899
Staktek Holdings, Inc. *	32,100	196
UTStarcom, Inc. (a)*	82,400	888
Xerox Corp. *	168,900	2,871
		30,908

82    See financial notes.

Schwab Technology Fund

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 1.0% of net assets

Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	693	693
U.S. Treasury Obligation 0.1% of net assets

U.S. Treasury Bill 4.82%, 12/14/06	40	40

End of Investments.

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 6.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	4,233,105	4,233

End of collateral invested for securities on loan.

At 10-31-06 the tax basis cost of the fund’s investments was $62,051, and the unrealized appreciation and depreciation were $9,779 and ($1,278), respectively, with a net unrealized appreciation of $8,501.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

See financial notes.    83

Schwab Technology Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $4,140 (cost $62,051)		$70,552
Collateral invested for securities on loan		4,233
Receivables:
Investments sold		3,130
Fund shares sold		129
Dividends		5
Income from securities on loan	+	1
Total assets		78,050

Liabilities
Collateral for securities on loan		4,233
Payables:
Investments bought		2,614
Investment adviser and administrator fees		3
Transfer agent and shareholder services fees		1
Fund shares redeemed		119
Trustee fees		1
Accrued expenses	+	29
Total liabilities		7,000

Net Assets
Total assets		78,050
Total liabilities		–7,000
Net assets		$71,050

Net Assets by Source
Capital received from investors		98,923
Net realized capital losses		(36,374)
Net unrealized capital gains		8,501

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$71,050		13,429		$5.29

84    See financial notes.

Schwab Technology Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$301
Interest		27
Securities on loan	+	3
Total Investment Income		331

Net Realized Gains and Losses
Net realized gains on investments		2,501
Net realized gains on futures contracts	+	2
Net realized gains		2,503

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,658

Expenses
Investment adviser and administrator fees		382
Transfer agent and shareholder service fees		177
Portfolio accounting fees		31
Registration fees		30
Professional fees		25
Custodian fees		8
Trustees’ fees		7
Shareholder reports		4
Other expenses	+	6
Total expenses		670

Increase in Net Assets from Operations
Total investment income		331
Net expenses		–670
Net investment loss		(339)
Net realized gains		2,503
Net unrealized gains	+	1,658
Increase in net assets from operations		$3,822

See financial notes.    85

Schwab Technology Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment loss		$(339)	$(111)
Net realized gains		2,503	2,354
Net unrealized gains	+	1,658	2,534
Increase in net assets from operations		$3,822	$4,777

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		7,995	$41,697	3,726	$17,658
Shares Redeemed	+	(5,489)	(27,733)	(3,904)	(18,286)
Net transactions in fund shares		2,506	$13,964	(178)	$(628)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,923	$53,264	11,101	$49,115
Total increase or decrease	+	2,506	17,786	(178)	4,149
End of period		13,429	$71,050	10,923	$53,264

86    See financial notes.

Schwab Active Equity Funds

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (trust), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Schwab MartketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Laudus U.S. MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™
Schwab Viewpoints Fund™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Schwab Premier Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund and Schwab Hedged Equity Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

The Schwab Premier Equity Fund and the Schwab Large-Cap Growth Fund commenced operations on March 21, 2005 and October 3, 2005, respectively. The Schwab Hedged Equity Fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

    87

Schwab Active Equity Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b)	Portfolio Investments:

Futures Contracts: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts exceeds amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Short Sale: Schwab Hedged Equity Fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statements of Assets and Liabilities.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreement: The funds may enter into a repurchase agreement. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short,

88

Schwab Active Equity Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s records.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d)	Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f)	Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(g)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

    89

Schwab Active Equity Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(k)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
First $500 million	0.91%	0.54%	0.775%	0.87%	0.975%	1.675%
Over $500 million	0.885%	0.49%	0.77%	0.85%	0.93%	1.65%
Over $1 billion	0.86%	n/a	0.76%	0.83%	0.91%	1.63%
Over $2 billion	n/a	n/a	n/a	0.81%	n/a	n/a

Average daily net assets	Financial Services Fund	Health Care Fund	Technology Fund
First $500 million	0.54%	0.54%	0.54%
Over $500 million	0.515%	0.515%	0.515%
Over $1 billion	0.49%	0.49%	0.49%
Over $2 billion	n/a	n/a	n/a

90

Schwab Active Equity Funds

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
Investor Shares	1.30%	0.75%	1.10%	1.20%	1.30%	2.00	%**
Select Shares*	1.15%	n/a	0.95%	0.99%	1.12%	1.77	%**

	Financial Services Fund	Health Care Fund	Technology Fund
Investor Shares	1.10%	1.10%	1.10%
Select Shares*	n/a	n/a	n/a

*	Select Shares are only offered by Premier Equity Fund, Dividend Equity Fund, Large-Cap Growth Fund, Small-Cap Equity Fund, and Hedged Equity Fund.

**	Excluding dividend and interest paid on securities sold short.

The Schwab Target Funds invest portions of their portfolios in certain Schwab Active Equity Funds. The table below reflects the percentage of each Active Equity Fund’s shares owned by the Target Funds as of October 31, 2006.

	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
Schwab Target Funds:
Target 2010	—	1.2%	0.3%	—	0.6%	—
Target 2020	—	1.8%	0.5%	—	0.9%	—
Target 2030	—	1.3%	0.3%	—	0.8%	—
Target 2040	—	0.8%	0.2%	—	0.5%	—
Retirement Income	—	—	0.4%	—	—	—

	Financial Services Fund	Health Care Fund	Technology Fund
Schwab Target Funds:
Target 2010	—	—	—
Target 2020	—	—	—
Target 2030	—	—	—
Target 2040	—	—	—
Retirement Income	—	—	—

    91

Schwab Active Equity Funds

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

Premier Equity Fund	$—
Core Equity Fund	—
Dividend Equity Fund	—
Large-Cap Growth Fund	—
Small-Cap Equity Fund	734
Hedged Equity Fund	—
Financial Services Fund	—
Health Care Fund	—
Technology Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Independent Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities: (All dollar amounts are × 1,000)

For the fiscal year ended October 31, 2006, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
Premier Equity Fund	$1,489,603	$959,343
Core Equity Fund	763,634	334,906
Dividend Equity Fund	545,607	404,686
Large-Cap Growth Fund	151,875	51,009
Small-Cap Equity Fund	762,683	379,159
Hedged Equity Fund	1,052,146	427,062
Financial Services Fund	95,694	35,894
Health Care Fund	609,216	423,033
Technology Fund	74,187	61,459

92

Schwab Active Equity Funds

Financial Notes (continued)

5.	Redemption Fee: (All dollar amounts are × 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge a 2.00% redemption fee on shares held less than 30 days. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

	Current Period	Prior Period
Premier Equity Fund
Investor Shares	$38	$25
Select Shares	42	28
Core Equity Fund	66	17
Dividend Equity Fund
Investor Shares	19	15
Select Shares	20	19
Large-Cap Growth Fund
Investor Shares	5	3
Select Shares	2	—
Small-Cap Equity Fund
Investor Shares	34	14
Select Shares	16	16
Hedged Equity Fund
Investor Shares	32	3
Select Shares	29	40
Financial Services Fund	11	7
Health Care Fund	42	121
Technology Fund	5	10

6.	Borrowing: (All dollar amounts are x 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

Fund	Amount Outstanding at 10/31/06	Average Borrowing*	Weighted Average Interest Rate*(%)
Premier Equity Fund	$—	$4,950	5.08
Core Equity Fund	—	404	5.70
Dividend Equity Fund	—	808	4.82
Large-Cap Growth Fund	—	—	—
Small-Cap Equity Fund	—	1,241	5.27
Hedged Equity Fund	—	2,597	5.44
Financial Services Fund	—	—	—
Health Care Fund	—	1,568	5.12
Technology Fund	—	262	5.34

*	Based on the number of days for which the borrowing is outstanding.

    93

Schwab Active Equity Funds

Financial Notes (continued)

7.	Federal Income Taxes: (All dollar amounts are x 1,000)
As of October 31, 2006, the components of distributable earnings on a tax-basis were as follows:

	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
Undistributed ordinary income	$—	$3,881	$1,244	$138	$—	$4,267
Undistributed long-term capital gains	—	21,463	30,177	—	3,609	—
Unrealized appreciation on investments	229,132	163,064	214,769	16,580	90,497	136,548
Unrealized depreciation on investments	(17,083)	(8,901)	(9,835)	(1,784)	(13,138)	(4,907)
Other unrealized appreciation/depreciation	—	—	—	—	499	(11,063)
Net unrealized appreciation / (depreciation)	$212,049	$154,163	$204,934	$14,796	$77,858	$120,578

	Financial Services Fund	Health Care Fund	Technology Fund
Undistributed ordinary income	$560	$—	$—
Undistributed long-term capital gains	1,133	5,276	—
Unrealized appreciation on investments	10,683	67,712	9,779
Unrealized depreciation on investments	(970)	(9,201)	(1,278)
Net unrealized appreciation / (depreciation)	$9,713	$58,511	$8,501

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

Expire	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
2009	—	—	—	—	—	—
2010	—	—	—	—	—	—
2011	—	—	—	—	—	—
2012	—	—	—	—	—	—
2013	$546	—	—	$158	—	—
2014	25	—	—	2,674	—	$22,535
Total	$571	—	—	$2,832	—	$22,535

Expire	Financial Services Fund	Health Care Fund	Technology Fund
2009	—	—	$11,530
2010	—	—	18,148
2011	—	—	6,697
2012	—	—	—
2013	—	—	—
2014	—	—	—
Total	—	—	$36,375

94

Schwab Active Equity Funds

Financial Notes (continued)

7.  Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the Funds had aggregate deferred realized capital losses as follows:

	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
Deferred capital losses	$—	$—	$—	$—	$—	$—
Capital losses utilized	—	$3,858	—	—	—	—

	Financial Services Fund	Health Care Fund	Technology Fund
Deferred capital losses	$—	$—	$—
Capital losses utilized	—	$4,254	—

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
Current period distributions
Ordinary income	$3,776	$3,509	$21,310	$30	$1,708	$2,197
Long-term capital gains	—	—	13,306	—	6,515	7,073
Return of capital	—	—	—	—	—	—

Prior period distributions
Ordinary income	—	3,112	17,714	—	4,863	—
Long-term capital gains	—	—	9,224	—	2,191	3,789
Return of capital	—	—	—	—	—	—

	Financial Services Fund	Health Care Fund	Technology Fund
Current period distributions
Ordinary income	$616	—	—
Long-term capital gains	1,228	—	—
Return of capital	—	—	—

Prior period distributions
Ordinary income	139	—	—
Long-term capital gains	1,403	—	—
Return of capital	—	—	—

    95

Schwab Active Equity Funds

Financial Notes (continued)

7.  Federal Income Taxes (continued):

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2006, the funds made the following reclassifications:

	Premier Equity Fund	Core Equity Fund	Dividend Equity Fund	Large-Cap Growth Fund	Small-Cap Equity Fund	Hedged Equity Fund
Capital Shares	(266)	1	—	—	$(1,529)	—
Undistributed net investment income	266	—	—	—	1,524	—
Net realized capital gains and losses		(1)	—	—	5	—

	Financial Services Fund	Health Care Fund	Technology Fund
Capital Shares	—	$(404)	$(339)
Undistributed net investment income	—	404	339
Net realized capital gains and losses	—	—	—

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000), unaudited:
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2006, qualify for the corporate dividends received deduction:

Percentage
Premier Equity Fund	100%
Core Equity Fund	100%
Dividend Equity Fund	99%
Large-Cap Growth Fund	100%
Small-Cap Equity Fund	69%
Hedged Equity Fund	69%
Financial Services Fund	92%
Health Care Fund	—
Technology Fund	—

For the fiscal year ended October 31, 2006, the fund designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2007 via IRS form 1099 of the amounts for use in preparing their 2006 income tax return.

Premier Equity Fund	$3,776
Core Equity Fund	3,509
Dividend Equity Fund	21,310
Large-Cap Growth Fund	30
Small-Cap Equity Fund	1,708
Hedged Equity Fund	2,196
Financial Services Fund	616
Health Care Fund	—
Technology Fund	—

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund, and Schwab Technology Fund (nine of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2006

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds

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and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below gives information about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of October 31, 2006, the Fund Complex included 96 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	96	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	96
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

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Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	96	None.

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Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

102

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006)
Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization  See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate  For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS)  A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™
Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.[1] Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR26298-03

Schwab Target Funds

Annual Report

October 31, 2006

Schwab Target 2010 Fund

Schwab Target 2020 Fund

Schwab Target 2030 Fund

Schwab Target 2040 Fund

Schwab Retirement Income Fund

A suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime.

In this report

Performance at a Glance	1
From the Chairman	2
From the President	3
Investment Environment	4
Schwab Target 2010 Fund	6
Schwab Target 2020 Fund	8
Schwab Target 2030 Fund	10
Schwab Target 2040 Fund	12
Schwab Retirement Income Fund	14
Fund Expenses	16
Financial Statements	17
Financial Notes	42
Investment Advisory Agreement Approval	49
Trustees and Officers	51
Glossary	55

The industry/sector classification of the funds’ fund holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	13.39%
Benchmark: Target 2010 Composite Index	14.00%
Fund Category: Morningstar Target-Date 2000–2014	9.42%
Performance Details	pages 6–7

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)[2]	14.25%
Benchmark: Target 2020 Composite Index	15.03%
Fund Category: Morningstar Target-Date 2015–2029	13.52%
Performance Details	pages 8–9

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	14.99%
Benchmark: Target 2030 Composite Index	15.96%
Fund Category: Morningstar Target-Date 2030+	15.46%
Performance Details	pages 10–11

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	16.06%
Benchmark: Target 2040 Composite Index	17.00%
Fund Category: Morningstar Target-Date 2030+	15.46%
Performance Details	pages 12–13

Schwab Retirement Income Fund (Ticker Symbol: SWARX)	7.52%
Benchmark: Target Income Composite Index	7.74%
Fund Category: Morningstar Conservative Allocation	8.43%
Performance Details	pages 14–15

Minimum Initial Investment[1]
($1,000 for custodial accounts)	$2,500

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds’ total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Target 2010 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 34% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target 2020 Composite Index is derived using the following portion allocations: 53% Dow Jones Wilshire 5000 Composite Index, 18% MSCI EAFE Index, 27% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target 2030 Composite Index is derived using the following portion allocations: 59% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 20% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target 2040 Composite Index is derived using the following portion allocations: 64% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 13% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

Source for category information: Morningstar, Inc.

1Please see prospectus for further detail and eligibility requirements.

2One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

Schwab Target Funds    1

From the Chairman
Charles Schwab Chairman
Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing some of the highest quality products and services — at a competitive price — we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes more than 50 funds with over $170 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan, including the Schwab Target Funds, contained within this book.

The Schwab Target Funds are asset allocation funds that are actively managed to adjust over time as you approach retirement. Research has shown that asset allocation can be the most important factor in determining overall portfolio performance. The Schwab Target Funds offer investors a convenient way to allocate their investment across management strategies and asset classes to help balance risk while seeking to provide competitive returns.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

2    Schwab Target Funds

From the President

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.
Dear Shareholder,

I am pleased to present the annual report for the Schwab Target Funds for the period ended October 31, 2006.

Schwab Target Funds are asset allocation funds designed for retirement investing. The four dated funds are actively managed to adjust over time as you approach retirement while one is designed to help produce income with additional growth potential for those in retirement.

With this report, you will see that we have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. You will notice, for example, that we have added a new lead page, Performance at a Glance, which includes the Funds’ ticker symbols and report period returns for the funds, their benchmarks and category averages. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

At this time, I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

I’d like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Schwab Target Funds    3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.
As the U.S. economy transitioned to slower growth, equities markets rebounded, aided by higher corporate profitability, falling energy/commodity prices, and lower interest rates. The S&P 500 Index returned 16.34% and the Russell 2000 Index returned 19.98%, respectively, for the one-year report period ended October 31, 2006. Improving fundamentals and attractive valuations strengthened investor interest in emerging markets and the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index returned 27.52%. Performance in the bond markets has been mixed over the year, although the Lehman Brothers U.S. Aggregate Bond Index gained 5.19%. Several key issues continued to resonate with investors, including slowing economic growth, Federal Reserve (the Fed) policy, a sluggish real estate market, inflation concerns, and fluctuating energy prices.

Economic growth has been anything but predictable over the past year. The last quarter of 2005 saw Gross Domestic Product (GDP) slow considerably as the economy adjusted to changes in inventories and higher energy prices. Although Hurricane Katrina remained a focal point in the news late in 2005, its economic impact was determined to be minimal as damage remained contained within the hurricane’s path. In the first quarter of 2006, GDP then rebounded, only to slow later in the year. Though falling existing home sales and lower motor vehicle production have done much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote stable growth. The unemployment rate fell to a cyclical low of 4.4% in the third quarter of 2006 while consumer spending and business investment remained key contributors to GDP growth.

Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.
☐ 16.34%	S&P 500® Index: measures U.S. large-cap stocks.
☐ 19.98%	Russell 2000® Index: measures U.S. small-cap stocks
☐ 27.52%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
☐ 5.19%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market
☐ 4.57%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4    Schwab Target Funds

The Investment Environment  continued

In efforts to curb inflationary pressures, the Fed raised short-term interest rates six times during the period. August marked a key point in the year as Committee members decided to hold the Fed’s target rate at 5.25%, where it remained as of the end of the report period. In its statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, and a cooling of the housing market. The Fed indicated they generally expected the economy to grow at a pace below its potential, which proved to be an accurate prediction. Consistent with the Fed’s report, GDP continued to decline, growing only 2.2% in the third quarter of 2006.

Energy prices have been a key issue in the markets over the past year. Following Hurricane Katrina, oil prices peaked around $71 per barrel, with domestic gasoline prices passing $3.00 a gallon. Prices subsequently fell, but rebounded nearly 21% early in 2006, partly due to concerns that Iran might cut back exports in response to a dispute over their nuclear program. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined nearly 26% since July 2006’s record $78.40 per barrel, yet still remained around the $60–61 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 have also had a significant impact on the housing market. Housing starts fell considerably, down nearly 34% since the beginning of 2006. Existing home sales continued to decline as well, falling nearly 15% from their peak reached in 2005. Although sales have dropped, they remained strong by historical standards. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy. With regards to GDP, housing took off about one percent in the third quarter of 2006, although rebounds in income, consumer spending, and investments helped to offset the impact.

Despite a moderation in economic growth during the report period, economic fundamentals remained healthy as of the end of the period. The Fed’s task of balancing inflation pressures without significantly hindering economic growth will be thoroughly scrutinized in the coming months. The challenge is to bring this economy to a state of stable growth and achieve a soft landing.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Target Funds    5

Schwab Target 2010 Fund

Jeffrey Mortimer (upper left)
CFA, senior vice president and
chief investment officer, equities,
is responsible for the overall
management of the fund.

Kimon Daifotis (upper right)
CFA, senior vice president and
chief investment officer, fixed-
income, is responsible for the
overall management of the bond
and cash portions of the fund.

Caroline Lee (lower right) direc-
tor and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

Tom Brown (lower left) associate
portfolio manager, is responsible
for the day-to-day co-management
of the fund.
The Schwab Target Funds all share the same investment approach: each seeks to achieve its objective by investing in a combination of other Schwab Funds and Laudus Funds. The underlying funds include a combination of equity, fixed income and money market mutual funds to meet their various target asset allocations and investment styles. Performance of the Schwab Target Funds (the funds) reflects a blend of the results of their underlying funds. The portfolios of the funds with an earlier target date are more heavily allocated to fixed income, ultra-short fixed income and money market funds and represent a more conservative style of investment, while portfolios of the funds with later target dates have a higher percentage of assets allocated to equity funds.

Schwab Target 2010 Fund (the fund) returned 13.39% for the one-year period, slightly underperforming its benchmark, the Target 2010 Composite Index, yet beating its fund category average. The fund has the shortest time horizon of the four dated funds and as such, has the lowest percentage of its assets allocated to equities. The fund’s primary target allocations are 63% of assets in equity securities and 35% in fixed-income securities. The fund’s allocation to equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the one-year period. Within the equity allocation, outstanding funds included those with an international equity focus such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

As of 10/31/06:
Statistics
Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	39,901
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	2.8

Asset Class Weightings % of Investments
Equity Funds — Domestic	45.7%
Fixed-Income Funds	34.1%
Equity Funds — International	16.6%
Short Term Investments	3.6%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Total Bond Market Fund	33.1%
Schwab Core Equity Fund	22.0%
Laudus International MarketMasters Fund, Select Shares	10.2%
Schwab Small-Cap Equity Fund, Select Shares	6.7%
Schwab Dividend Equity Fund, Select Shares	6.7%
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares	6.4%
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares	6.3%
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares	3.7%
Schwab YieldPlus Fund, Select Shares	0.9%
Schwab Value Advantage Money Fund, Institutional Shares	0.9%
Total	96.9%

Portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

1This list is not a recommendation of any security by the investment adviser.

6    Schwab Target Funds

Schwab Target 2010 Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1,3]

Average Annual Total Returns[1,2]
	1 year	Since Inception
Fund: Schwab Target 2010 Fund (7/1/05)	13.39%	11.80%
Benchmark: Target 2010 Composite Index	14.00%	11.67%
Fund Category: Morningstar Target-Date 2000–2014	9.42%	6.84%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3The Target 2010 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 34% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

Schwab Target Funds    7

Schwab Target 2020 Fund

Jeffrey Mortimer (upper left)
CFA, senior vice president and
chief investment officer, equities,
is responsible for the overall
management of the fund.

Kimon Daifotis (upper right)
CFA, senior vice president and
chief investment officer, fixed-
income, is responsible for the
overall management of the bond
and cash portions of the fund.

Caroline Lee (lower right) direc-
tor and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

Tom Brown (lower left) associate
portfolio manager, is responsible
for the day-to-day co-management
of the fund.	The Schwab Target Funds all share the same investment approach: each seeks to achieve its objective by investing in a combination of other Schwab Funds and Laudus Funds. The underlying funds include a combination of equity, fixed income and money market mutual funds to meet their various target asset allocations and investment styles. Performance of the Schwab Target Funds (the funds) reflects a blend of the results of their underlying funds. The portfolios of the funds with an earlier target date are more heavily allocated to fixed income, ultra-short fixed income and money market funds and represent a more conservative style of investment, while portfolios of the funds with later target dates have a higher percentage of assets allocated to equity funds.

Schwab Target 2020 Fund (the fund) returned 14.25% for the report period, outperforming its category average yet slightly underperforming its benchmark, the Target 2020 Composite Index. The fund has the second shortest time horizon of the four dated funds and allocates its assets primarily to equity securities and fixed-income securities. The fund’s primary target allocations are 70% of assets in equity securities and 28% of its assets in fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the one-year period. Within the equity allocation, outstanding funds included those with an international equity focus such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

As of 10/31/06:

Statistics
Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	39,697
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	2.8

Asset Class Weightings % of Investments
Equity Funds — Domestic	50.8%
Fixed-Income Funds	27.2%
Equity Funds — International	17.8%
Short-Term Investments	4.2%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Total Bond Market Fund	26.1%
Schwab Core Equity Fund	23.6%
Laudus International MarketMasters Fund, Select Shares	9.8%
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares	8.0%
Schwab Dividend Equity Fund, Select Shares	7.9%
Schwab Small-Cap Equity Fund, Select Shares	7.9%
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares	7.5%
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares	3.7%
Schwab YieldPlus Fund, Select Shares	0.9%
Schwab Value Advantage Money Fund, Institutional Shares	0.9%
Total	96.3%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

1This list is not a recommendation of any security by the investment adviser.

8    Schwab Target Funds

Schwab Target 2020 Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1,3]

Average Annual Total Returns[1,2]
	1 year	Since Inception
Fund: Schwab Target 2020 Fund (7/1/05)	14.25%	12.83%
Benchmark: Target 2020 Composite Index	15.03%	12.71%
Fund Category: Morningstar Target-Date 2015–2029	13.52%	10.53%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3The Target 2020 Composite Index is derived using the following portion allocations: 53% Dow Jones Wilshire 5000 Composite Index, 18% MSCI EAFE Index, 27% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

Schwab Target Funds    9

Schwab Target 2030 Fund

Jeffrey Mortimer (upper left)
CFA, senior vice president and
chief investment officer, equities,
is responsible for the overall
management of the fund.

Kimon Daifotis (upper right)
CFA, senior vice president and
chief investment officer, fixed-
income, is responsible for the
overall management of the bond
and cash portions of the fund.

Caroline Lee (lower right) direc-
tor and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

Tom Brown (lower left) associate
portfolio manager, is responsible
for the day-to-day co-management
of the fund.	The Schwab Target Funds all share the same investment approach: each seeks to achieve its objective by investing in a combination of other Schwab Funds and Laudus Funds. The underlying funds include a combination of equity, fixed income and money market mutual funds to meet their various target asset allocations and investment styles. Performance of the Schwab Target Funds (the funds) reflects a blend of the results of their underlying funds. The portfolios of the funds with an earlier target date are more heavily allocated to fixed income, ultra-short fixed income and money market funds and represent a more conservative style of investment, while portfolios of the funds with later target dates have a higher percentage of assets allocated to equity funds.

Schwab Target 2030 Fund (the fund) returned 14.99% for the one-year period, trailing its benchmark, Target 2030 Composite Index. The fund has the second farthest time horizon of the four dated funds and as such, has an even larger percentage of its assets allocated to equities as compared to its earlier dated counterparts. The fund’s primary asset allocation targets are 77% of its assets towards equity securities and 21% of its assets towards fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the one-year period. Within the equity allocation, outstanding funds included those with an international equity focus such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and Schwab YieldPlus Select Shares contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

As of 10/31/06:

Statistics
Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	39,357
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.8

Asset Class Weightings % of Investments
Equity Funds — Domestic	56.4%
Fixed-Income Funds	20.7%
Equity Funds — International	18.7%
Short-Term Investments	4.2%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Core Equity Fund	26.5%
Schwab Total Bond Market Fund	19.7%
Laudus International MarketMasters Fund, Select Shares	11.7%
Schwab Small-Cap Equity Fund, Select Shares	9.6%
Schwab Dividend Equity Fund, Select Shares	7.9%
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares	7.6%
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares	6.9%
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares	4.7%
Schwab YieldPlus Fund, Select Shares	1.0%
Schwab Value Advantage Money Fund, Institutional Shares	0.9%
Total	96.5%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

1This list is not a recommendation of any security by the investment adviser.

10    Schwab Target Funds

Schwab Target 2030 Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1,3]

Average Annual Total Returns[1,2]
	1 year	Since Inception
Fund: Schwab Target 2030 Fund (7/1/05)	14.99%	13.55%
Benchmark: Target 2030 Composite Index	15.96%	13.63%
Fund Category: Morningstar Target-Date 2030+	15.46%	13.55%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3The Target 2030 Composite Index is derived using the following portion allocations: 59% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 20% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

Schwab Target Funds    11

Schwab Target 2040 Fund

Jeffrey Mortimer (upper left)
CFA, senior vice president and
chief investment officer, equities,
is responsible for the overall
management of the fund.

Kimon Daifotis (upper right)
CFA, senior vice president and
chief investment officer, fixed-
income, is responsible for the
overall management of the bond
and cash portions of the fund.

Caroline Lee (lower right) direc-
tor and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

Tom Brown (lower left) associate
portfolio manager, is responsible
for the day-to-day co-management
of the fund.
The Schwab Target Funds all share the same investment approach: each seeks to achieve its objective by investing in a combination of other Schwab Funds and Laudus Funds. The underlying funds include a combination of equity, fixed income and money market mutual funds to meet their various target asset allocations and investment styles. Performance of the Schwab Target Funds (the funds) reflects a blend of the results of their underlying funds. The portfolios of the funds with an earlier target date are more heavily allocated to fixed income, ultra-short fixed income and money market funds and represent a more conservative style of investment, while portfolios of the funds with later target dates have a higher percentage of assets allocated to equity funds.

Schwab Target 2040 Fund (the fund) returned 16.06% for the one-year period, outperforming its category average yet slightly trailing its benchmark, the Target 2040 Composite Index. The fund has the longest time horizon of the four dated funds and as such, has the largest percentage of assets allocated to equity securities. The fund’s primary target allocations are 84% of its assets to equity securities and 14% of its assets to fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the one-year period. Within the equity allocation, outstanding funds included those with an international equity focus such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and Schwab YieldPlus Fund Select Shares contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

As of 10/31/06:

Statistics
Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	39,758
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.8

Asset Class Weightings % of Investments
Equity Funds — Domestic	60.7%
Equity Funds — International	20.4%
Fixed-Income Funds	14.0%
Short-Term Investments	4.9%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Core Equity Fund	27.0%
Schwab Total Bond Market Fund	13.0%
Laudus International MarketMasters Fund, Select Shares	12.4%
Schwab Small-Cap Equity Fund, Select Shares	10.3%
Schwab Dividend Equity Fund, Select Shares	8.8%
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares	8.4%
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares	7.8%
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares	5.5%
Schwab YieldPlus Fund, Select Shares	0.9%
Schwab Value Advantage Money Fund, Institutional Shares	0.9%
Total	95.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

1This list is not a recommendation of any security by the investment adviser.

12    Schwab Target Funds

Schwab Target 2040 Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1,3]

Average Annual Total Returns[1,2]
	1 year	Since Inception
Fund: Schwab Target 2040 Fund (7/1/05)	16.06%	14.75%
Benchmark: Target 2040 Composite Index	17.00%	14.68%
Fund Category: Morningstar Target-Date 2030+	15.46%	13.55%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3The Target 2040 Composite Index is derived using the following portion allocations: 64% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 13% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

Schwab Target Funds    13

Schwab Retirement Income Fund

Jeffrey Mortimer (upper left)
CFA, senior vice president and
chief investment officer, equities,
is responsible for the overall
management of the fund.

Kimon Daifotis (upper right)
CFA, senior vice president and
chief investment officer, fixed-
income, is responsible for the
overall management of the bond
and cash portions of the fund.

Caroline Lee (lower right) direc-
tor and portfolio manager, is
responsible for the day-to-day
co-management of the fund.

Tom Brown (lower left) associate
portfolio manager, is responsible
for the day-to-day co-management
of the fund.	The Schwab Target Funds all share the same investment approach: each seeks to achieve its objective by investing in a combination of other Schwab Funds and Laudus Funds. The underlying funds include a combination of equity, fixed income and money market mutual funds to meet their various target asset allocations and investment styles. Performance of the Schwab Target Funds (the funds) reflects a blend of the results of their underlying funds. The portfolios of the funds with an earlier target date and the Schwab Retirement Income Fund are more heavily allocated to fixed income, ultra-short fixed income and money market funds and represent a more conservative style of investment, while portfolios of the funds with later target dates have a higher percentage of assets allocated to equity funds.

Schwab Retirement Income Fund (the fund) returned 7.52% for the period, slightly underperforming its benchmark, the Target Income Composite Index. The fund is designed for investors currently in retirement, and as such, has a majority of its portfolio invested in fixed income, ultra-short fixed income and money market funds. In addition, it seeks to provide current income with equity growth potential. Since the fund invests up to 75% of its assets in fixed-income and ultra-short fixed-income securities, the performance of the bond market had a significant impact on the fund’s performance. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight. The fund’s 20% target allocation to equity securities positively contributed to performance, as equity markets rallied during the one-year period.

As of 10/31/06:

Statistics
Number of Holdings	5
Weighted Average Market Cap ($ x 1,000,000)	49,039
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	2.7

Asset Class Weightings % of Investments
Fixed-Income Funds	72.8%
Equity Funds — Domestic	15.7%
Short-Term Investments	6.6%
Equity Funds — International	4.9%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Total Bond Market Fund	48.2%
Schwab YieldPlus Fund, Select Shares	24.2%
Schwab Dividend Equity Fund, Select Shares	15.6%
Laudus International MarketMasters Fund, Select Shares	4.9%
Schwab Value Advantage Money Fund, Institutional Shares	4.6%
Total	97.5%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

1This list is not a recommendation of any security by the investment adviser.

14    Schwab Target Funds

Schwab Retirement Income Fund

Performance Summary as of 10/31/06
The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1,3]

Average Annual Total Returns[1,2]
	1 year	Since Inception
Fund: Schwab Retirement Income Fund (7/1/05)	7.52%	5.68%
Benchmark: Target Income Composite Index	7.74%	5.94%
Fund Category: Morningstar Conservative Allocation	8.43%	6.53%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

Schwab Target Funds    15

Fund Expenses (unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2006 and held through October 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab 2010 Target Fund
Actual Return	0.06%	$1,000	$1,034.40	$0.31
Hypothetical 5% Return	0.06%	$1,000	$1,024.90	$0.31
Schwab 2020 Target Fund
Actual Return	0.04%	$1,000	$1,034.00	$0.21
Hypothetical 5% Return	0.04%	$1,000	$1,025.00	$0.20
Schwab 2030 Target Fund
Actual Return	0.03%	$1,000	$1,032.70	$0.15
Hypothetical 5% Return	0.03%	$1,000	$1,025.05	$0.15
Schwab 2040 Target Fund
Actual Return	0.01%	$1,000	$1,031.40	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,025.16	$0.05
Schwab Retirement Income Fund
Actual Return	0.10%	$1,000	$1,039.90	$0.51
Hypothetical 5% Return	0.10%	$1,000	$1,024.70	$0.51

1Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the Target Funds invest.

2Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

16    Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/05— 10/31/06		7/1/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	10.24		10.00
Income from investment operations:
Net investment income	0.22		0.04
Net realized and unrealized gains	1.13		0.20
Total income from investment operations	1.35		0.24
Less distributions:
Dividends from net investment income	(0.17)		—
Net asset value at end of period	11.42		10.24
Total return (%)	13.39		2.40	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[3]	0.06		0.06	[4]
Gross operating expenses[3]	0.27		0.37	[4]
Net investment income	2.12		1.51	[4]
Portfolio turnover rate	0	[5]	—
Net assets, end of period ($ x 1,000,000)	62		32

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[4]	Annualized.
[5]	Less than 1%

See financial notes.    17

Schwab Target 2010 Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
96.9%	Other Investment Companies	55,435	60,115
2.7%	Short-Term Investment	1,699	1,699
99.6%	Total Investments	57,134	61,814
0.4%	Other Assets and Liabilities, Net		222
100.0%	Total Net Assets		62,036

Security	Number of Shares	Value ($ x 1,000)
Other Investment Companies 96.9% of net assets
Equity Funds 62.0%
Laudus International MarketMasters Fund, Select Shares (a)	306,147	6,358
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	178,133	3,912
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	121,214	2,302
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	420,814	3,964
Schwab Core Equity Fund (a)	742,979	13,671
Schwab Dividend Equity Fund, Select Shares (a)	283,748	4,143
Schwab Small-Cap Equity Fund, Select Shares (a)	233,285	4,152
		38,502
Fixed-Income Funds 34.0%
Schwab Total Bond Market Fund (a)	2,088,164	20,527
Schwab YieldPlus Fund, Select Shares (a)	56,292	545
		21,072
Money Funds 0.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	541,166	541

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 2.7% of net assets
Brown Brothers Harriman, Grand Cayman Time Deposit 4.71%, 11/01/06	79	79
JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	1,620	1,620
		1,699

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $57,148 and the unrealized appreciation and depreciation were $4,848 and ($182), respectively, with a net unrealized appreciation of $4,666.

(a)	Issuer is affiliated with the fund’s adviser.

18    See financial notes.

Schwab Target 2010 Fund

Statement of
Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $55,435)		$60,115
Investments in unaffiliated issuers, at value (cost $1,699)		1,699
Total investments, at value (cost $57,134)		61,814
Receivables:
Fund shares sold		267
Dividends	+	86
Total assets		62,167

Liabilities
Payables:
Investments bought		85
Due to investment adviser		7
Fund shares redeemed		7
Trustee fees		1
Accrued expenses	+	31
Total liabilities		131

Net Assets
Total assets		62,167
Total liabilities		–131
Net assets		$62,036

Net Assets by Source
Capital received from investors		56,602
Net investment income not yet distributed		603
Net realized capital gains		151
Net unrealized capital gains		4,680

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$62,036		5,432		$11.42

See financial notes.    19

Schwab Target 2010 Fund

Statement of
Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$954
Interest	+	38
Total Investment Income		992

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		260
Net realized losses on investments	+	(15)
Net realized gains		245

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		4,325

Expenses
Registration fees		56
Professional fees		33
Portfolio accounting fees		10
Shareholder reports		9
Trustees’ fees		6
Custodian fees		4
Other expenses	+	6
Total expenses		124
Expense reduction by adviser and Schwab		–97
Net expenses		27

Increase in Net Assets from Operations
Total investment income		992
Net expenses		–27
Net investment income		965
Net realized gains		245
Net unrealized gains	+	4,325
Increase in net assets from operations		$5,535

20    See financial notes.

Schwab Target 2010 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		7/1/05*–10/31/05
Net investment income		$965	$136
Net realized gains		245	—
Net unrealized gains	+	4,325	355
Increase in net assets from operations		5,535	491

Distributions Paid
Dividends from net investment income		$592	$—

Transactions in Fund Shares

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		3,028	$32,857	3,174	$32,017
Shares Reinvested		52	546	—	—
Shares Redeemed	+	(749)	(8,074)	(73)	(744)
Net transactions in fund shares		2,331	$25,329	3,101	$31,273

Shares Outstanding and Net Assets

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,101	$31,764	—	$—
Total increase	+	2,331	30,272	3,101	31,764
End of period		5,432	$62,036	3,101	$31,764
Net investment income not yet distributed			$603		$136

*  Commencement of operations

See financial notes.    21

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	7/1/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	10.28	10.00
Income from investment operations:
Net investment income	0.21	0.04
Net realized and unrealized gains	1.25	0.24
Total income from investment operations	1.46	0.28
Less distributions:
Dividends from net investment income	(0.18)	—
Net asset value at end of period	11.56	10.28
Total return (%)	14.36	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.04	0.04	[4]
Gross operating expenses[3]	0.22	0.36	[4]
Net investment income	1.84	1.29	[4]
Portfolio turnover rate	—	—
Net assets, end of period ($ x 1,000,000)	84	35

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[4]	Annualized.

22    See financial notes.

Schwab Target 2020 Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
96.3%	Other Investment Companies	74,274	80,582
3.3%	Short-Term Investment	2,725	2,725
99.6%	Total Investments	76,999	83,307
0.4%	Other Assets and Liabilities, Net		335
100.0%	Total Net Assets		83,642

Security	Number of Shares	Value ($ x 1,000)
Other Investment Companies 96.3% of net assets
Equity Funds 68.3%
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	666,762	6,281
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	165,020	3,134
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	303,325	6,661
Laudus International MarketMasters Fund, Select Shares (a)	393,535	8,173
Schwab Dividend Equity Fund, Select Shares (a)	452,744	6,610
Schwab Small-Cap Equity Fund, Select Shares (a)	370,789	6,600
Schwab Core Equity Fund (a)	1,070,972	19,706
		57,165
Fixed-Income Funds 27.1%
Schwab Total Bond Market Fund (a)	2,225,012	21,872
Schwab YieldPlus Fund, Select Shares (a)	80,045	775
		22,647
Money Funds 0.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	769,641	770

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 3.3% of net assets
JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	575	575
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	2,150	2,150
		2,725

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $76,999 and the unrealized appreciation and depreciation were $6,430 and ($122), respectively, with a net unrealized appreciation of $6,308.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes.    23

Schwab Target 2020 Fund

Statement of
Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $74,274)		$80,582
Investments in unaffiliated issuers, at value (cost $2,725)		2,725
Total investments, at value (cost $76,999)		83,307
Receivables:
Fund shares sold		381
Dividends	+	93
Total assets		83,781

Liabilities
Payables:
Investments bought		91
Due to investment adviser		17
Fund shares redeemed		12
Trustee fees		1
Accrued expenses	+	18
Total liabilities		139

Net Assets
Total assets		83,781
Total liabilities		–139
Net assets		$83,642

Net Assets by Source
Capital received from investors		76,486
Net investment income not yet distributed		617
Net realized capital gains		231
Net unrealized capital gains		6,308

Net Asset Value (NAV) by Shares Class

Net Assets	÷	Shares Outstanding	=	NAV
$83,642		7,236		$11.56

24    See financial notes.

Schwab Target 2020 Fund

Statement of
Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,025
Interest	+	58
Total Investment Income		1,083

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		353

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		5,874

Expenses
Registration fees		49
Professional fees		33
Shareholder reports		13
Portfolio accounting fees		10
Custodian fees		8
Trustees’ fees		6
Other expenses	+	6
Total expenses		125
Expense reduction by adviser and Schwab		–103
Net expenses		22

Increase in Net Assets from Operations
Total investment income		1,083
Net expenses		–22
Net investment income		1,061
Net realized gains		353
Net unrealized gains	+	5,874
Increase in net assets from operations		$7,288

See financial notes.    25

Schwab Target 2020 Fund

Statements of
Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		7/01/05*–10/31/05
Net investment income		$1,061	$121
Net realized gains or losses		353	—
Net unrealized gains	+	5,874	434
Increase in net assets from operations		7,288	555

Distributions Paid
Dividends from net investment income		$687	$—

Transactions in Fund Shares

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		4,728	$51,841	3,422	$34,636
Shares Reinvested		64	672	—	—
Shares Redeemed	+	(933)	(10,204)	(45)	(459)
Net transactions in fund shares		3,859	$42,309	3,377	$34,177

Shares Outstanding and Net Assets

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,377	$34,732	—	$—
Total increase or decrease	+	3,859	48,910	3,377	34,732
End of period		7,236	$83,642	3,377	$34,732
Net investment income not yet distributed			$617		$121

*	Commencement of operations.

26    See financial notes.

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	7/1/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	10.31	10.00
Income from investment operations:
Net investment income	0.19	0.03
Net realized and unrealized gains	1.34	0.28
Total income from investment operations	1.53	0.31
Less distributions:
Distributions from net income	(0.17)	—
Net asset value at end of period	11.67	10.31
Total return (%)	14.99	3.10	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[3]	0.03	0.03	[4]
Gross operating expenses[3]	0.32	0.58	[4]
Net investment income	1.54	1.05	[4]
Portfolio turnover rate	—	—
Net assets, end of period ($ x 1,000,000)	56	19

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[4]	Annualized.

See financial notes.    27

Schwab Target 2030 Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
96.5%	Other Investment Companies	49,702	53,946
3.2%	Short-Term Investment	1,796	1,796
99.7%	Total Investments	51,498	55,742
0.3%	Other Assets and Liabilities, Net		178
100.0%	Total Net Assets		55,920

Security	Number of Shares	Value ($ x 1,000)
Other Investment Companies 96.5% of net assets
Equity Funds 74.9%
Laudus International MarketMasters Fund, Select Shares (a)	315,461	6,552
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	176,415	3,874
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	138,401	2,628
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	448,858	4,229
Schwab Core Equity Fund (a)	804,632	14,805
Schwab Dividend Equity Fund, Select Shares (a)	303,714	4,434
Schwab Small-Cap Equity Fund, Select Shares (a)	300,759	5,354
		41,876
Fixed-Income Funds 20.7%
Schwab Total Bond Market Fund (a)	1,121,864	11,028
Schwab YieldPlus Fund, Select Shares (a)	54,012	523
		11,551
Money Funds 0.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	519,480	519

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 3.2% of net assets
JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	371	371
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	1,425	1,425
		1,796

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $51,498 and the unrealized gains and losses were $4,271 and ($27), respectively, with a net unrealized appreciation of $4,244.

(a)	Issuer is affiliated with the fund’s adviser.

28    See financial notes.

Schwab Target 2030 Fund

Statement of
Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $49,702)		$53,946
Investments in unaffiliated issuers, at value (cost $1,796)		1,796
Total investments, at value (cost $51,498)		55,742
Receivables:
Fund shares sold		210
Dividends		48
Due from investment adviser	+	3
Total assets		56,003

Liabilities
Payables:
Investments bought		47
Fund shares redeemed		4
Trustee fees		1
Accrued expenses	+	31
Total liabilities		83

Net Assets
Total assets		56,003
Total liabilities		–83
Net assets		$55,920

Net Assets by Source
Capital received from investors		51,246
Net investment income not yet distributed		297
Net realized capital gains		133
Net unrealized capital gains		4,244

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$55,920		4,791		$11.67

See financial notes.    29

Schwab Target 2030 Fund

Statement of
Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$518
Interest	+	40
Total Investment Income		558

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		192

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		3,992

Expenses
Registration fees		45
Professional fees		33
Shareholder reports		10
Portfolio accounting fees		8
Custodian fees		7
Trustees’ fees		6
Other expenses	+	6
Total expenses		115
Expense reduction by adviser and Schwab		–104
Net expenses		11

Increase in Net Assets from Operations
Total investment income		558
Net expenses		–11
Net investment income		547
Net realized gains		192
Net unrealized gains	+	3,992
Increase in net assets from operations		$4,731

30    See financial notes.

Schwab Target 2030 Fund

Statements of
Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		7/1/05*–10/31/05
Net investment income		$547	$51
Net realized gains		192	—
Net unrealized gains	+	3,992	252
Increase in net assets from operations		4,731	303

Distributions Paid
Dividends from net investment income		$360	$—

Transactions in Fund Shares

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		3,408	$37,640	1,866	$18,936
Shares Reinvested		33	346	—	—
Shares Redeemed	+	(497)	(5,487)	(19)	(189)
Net transactions in fund shares		2,944	$32,499	1,847	$18,747

Shares Outstanding and Net Assets

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,847	$19,050	—	$—
Total increase	+	2,944	36,870	1,847	19,050
End of period		4,791	$55,920	1,847	$19,050
Net investment income not yet distributed			$297		$51

*	Commencement of operations

See financial notes.    31

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	7/1/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	10.36	10.00
Income from investment operations:
Net investment income	0.19	0.02
Net realized and unrealized gains	1.45	0.34
Total income from investment operations	1.64	0.36
Less distributions:
Dividends from net investment income	(0.17)	—
Net asset value at end of period	11.83	10.36
Total return (%)	16.06	3.60	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[3]	0.01	0.01	[4]
Gross operating expenses[3]	0.48	1.10	[4]
Net investment income	1.26	0.80	[4]
Portfolio turnover rate	1	—
Net assets, end of period ($ x 1,000,000)	34	9

[1]	Commencement of operations.

[2]	Not annualized.

[3]	The expense incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

[4]	Annualized.

32    See financial notes.

Schwab Target 2040 Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
95.0%	Other Investment Companies	29,569	32,008
3.9%	Short-Term Investment	1,328	1,328
98.9%	Total Investments	30,897	33,336
1.1%	Other Assets and Liabilities, Net		360
100.0%	Total Net Assets		33,696

Security	Number of Shares	Value ($ x 1,000)
Other Investment Companies 95.0% of net assets
Equity Funds 80.2%
Laudus International MarketMasters Fund, Select Shares (a)	201,740	4,190
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	118,789	2,609
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	98,138	1,864
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	299,316	2,820
Schwab Core Equity Fund (a)	494,529	9,099
Schwab Dividend Equity Fund, Select Shares (a)	202,303	2,954
Schwab Small-Cap Equity Fund, Select Shares (a)	195,648	3,482
		27,018
Fixed-Income Funds 13.9%
Schwab Total Bond Market Fund (a)	444,695	4,371
Schwab YieldPlus Fund, Select Shares (a)	32,063	311
		4,682
Money Funds 0.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	308,415	308

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 3.9% of net assets
JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	496	496
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	832	832
		1,328

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $30,898, and the unrealized appreciation and depreciation were $2,438 and $0, respectively, with a net unrealized appreciation of $2,438.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes.    33

Schwab Target 2040 Fund

Statement of
Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $29,569)		$32,008
Investments in unaffiliated issuers, at value (cost $1,328)		1,328
Total investments, at value (cost $30,897)		33,336
Receivables:
Fund shares sold		396
Dividends		19
Due from investment adviser	+	6
Total assets		33,757

Liabilities
Payables:
Investments bought		19
Fund shares redeemed		12
Trustee fees		1
Accrued expenses	+	29
Total liabilities		61

Net Assets
Total assets		33,757
Total liabilities		–61
Net assets		$33,696

Net Assets by Source
Capital received from investors		31,064
Net investment income not yet distributed		117
Net realized capital gains		76
Net unrealized capital gains		2,439

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$33,696		2,849		$11.83

34    See financial notes.

Schwab Target 2040 Fund

Statement of
Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$227
Interest	+	25
Total Investment Income		252

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		108

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		2,315

Expenses
Professional fees		32
Registration fees		29
Portfolio accounting fees		8
Shareholder reports		7
Custodian fees		7
Trustees’ fees		6
Other expenses	+	6
Total expenses		95
Expense reduction by adviser and Schwab		–93
Net expenses		2

Increase in Net Assets from Operations
Total investment income		252
Net expenses		–2
Net investment income		250
Net realized gains		108
Net unrealized gains	+	2,315
Increase in net assets from operations		$2,673

See financial notes.    35

Schwab Target 2040 Fund

Statements of
Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		7/1/05*–10/31/05
Net investment income		$250	$17
Net realized gains		108	—
Net unrealized gains	+	2,315	124
Increase in net assets from operations		2,673	141

Distributions Paid
Dividends from net investment income		$182	$—

Transactions in Fund Shares

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		2,218	$24,869	894	$9,127
Shares Reinvested		16	176	—	—
Shares Redeemed	+	(255)	(2,853)	(24)	(255)
Net transactions in fund shares		1,979	$22,192	870	$8,872

Shares Outstanding and Net Assets

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		870	$9,013	—	$—
Total increase	+	1,979	24,683	870	9,013
End of period		2,849	$33,696	870	$9,013
Net investment income not yet distributed			$117		$17

*	Commencement of operations

36    See financial notes.

Schwab Retirement Income Fund

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	7/1/05[1]— 10/31/05
Per-Share Data ($)
Net asset value at beginning of period	9.90	10.00
Income or loss from investment operations:
Net investment income	0.41	0.11
Net realized and unrealized gains or losses	0.32	(0.09)
Total income or loss from investment operations	0.73	0.02
Less distributions:
Dividends from net investment income	(0.41)	(0.12)
Distributions from net realized gains	(0.03)	—
Total distributions	(0.44)	(0.12)
Net asset value at end of period	10.19	9.90
Total return (%)	7.52	0.16	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[3]	0.10	0.10	[4]
Gross operating expenses[3]	0.36	0.64	[4]
Net investment income	4.20	3.40	[4]
Portfolio turnover rate	1	—
Net assets, end of period ($ x 1,000,000)	36	14

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[4]	Annualized.

See financial notes.    37

Schwab Retirement Income Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
97.5%	Other Investment Companies	34,791	35,503
1.9%	Short-Term Investment	703	703
99.4%	Total Investments	35,494	36,206
0.6%	Other Assets and Liabilities, Net		216
100.0%	Total Net Assets		36,422

Security	Number of Shares	Value ($ x 1,000)
Other Investment Companies 97.5% of net assets
Equity Funds 20.5%
Laudus International MarketMasters Fund, Select Shares (a)	85,531	1,776
Schwab Dividend Equity Fund, Select Shares (a)	390,464	5,701
		7,477
Fixed-Income Funds 72.4%
Schwab Total Bond Market Fund (a)	1,785,980	17,556
Schwab YieldPlus Fund, Select Shares (a)	908,911	8,798
		26,354
Money Funds 4.6%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,671,533	1,672

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 1.9% of net assets
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	703	703

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $35,498, and the unrealized appreciation and depreciation were $817, and $(109), respectively, with a net unrealized appreciation of $708.

(a)	Issuer is affiliated with the fund’s adviser.

38    See financial notes.

Schwab Retirement Income Fund

Statement of
Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $34,791)		$35,503
Investments in unaffiliated issuers, at value (cost $703)		703
Total investments, at value (cost $35,494)		36,206
Receivables:
Fund shares sold		305
Dividends		114
Due from investment adviser	+	9
Total assets		36,634

Liabilities
Payables:
Investments bought		110
Fund shares redeemed		23
Accrued expenses	+	79
Total liabilities		212

Net Assets
Total assets		36,634
Total liabilities		–212
Net assets		$36,422

Net Assets by Source
Capital received from investors		35,710
Net investment income not yet distributed		4
Net realized capital losses		(4)
Net unrealized capital gains		712

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$36,422		3,573		$10.19

See financial notes.    39

Schwab Retirement Income Fund

Statement of
Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,206
Interest	+	28
Total Investment Income		1,234

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		65

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		829

Expenses
Registration fees		37
Professional fees		33
Portfolio accounting fees		9
Trustees’ fees		6
Shareholder reports		6
Custodian fees		5
Other expenses	+	6
Total expenses		102
Expense reduction by adviser and Schwab		–73
Net expenses		29

Increase in Net Assets from Operations
Total investment income		1,234
Net expenses		–29
Net investment income		1,205
Net realized gains		65
Net unrealized gains	+	829
Increase in net assets from operations		$2,099

40    See financial notes.

Schwab Retirement Income Fund

Statements of
Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		7/1/05*–10/31/05
Net investment income		$1,205	$124
Net realized gains		65	—
Net unrealized gains or losses	+	829	(117)
Increase in net assets from operations		2,099	7

Distributions Paid
Dividends from net investment income		$1,205	$138
Distributions from net realized gains		65	—
Total distributions		$1,270	$138

Transactions in Fund Shares

	11/1/05–10/31/06			7/1/05*–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		3,030	$30,303	1,508	$15,066
Shares reinvested		86	859	10	99
Shares redeemed	+	(953)	(9,526)	(108)	(1,077)
Net transactions in fund shares		2,163	$21,636	1,410	$14,088

Shares Outstanding and Net Assets

	11/1/05–10/31/06			7/1/05–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,410	$13,957	—	$—
Total increase	+	2,163	22,465	1,410	13,957
End of period		3,573	$36,422	1,410	$13,957
Net investment income not yet distributed			4		—

*	Commencement of operations.

See financial notes.    41

Schwab Target Funds

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (trust), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™

Schwab MarketTrack Conservative Portfolio™
Laudus U.S. MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™
Schwab Viewpoints Fund™
Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™

The funds offer one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds operations and policies, please refer to those funds’ semiannual and annual reports.

(a)	Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940 for a given day.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b)  Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c)  Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(d)  Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e)  Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year, except for the Retirement Income Fund, which makes income distributions monthly.

42

Schwab Target Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(f)  Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g)  Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h)  Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i)  New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and

Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds.

    43

Schwab Target Funds

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 28, 2007, as follows:

Target 2010 Fund	0.06%
Target 2020 Fund	0.04%
Target 2030 Fund	0.03%
Target 2040 Fund	0.01%
Retirement Income Fund	0.10%

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2006, the percentages of the underlying funds’ shares of other related funds owned by each Target fund are:

	Target 2010 Fund	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund	Retirement Income Fund
Schwab Active Equity Funds:
Core Equity Fund	1.2%	1.8%	1.3%	0.8%	—
Dividend Equity Fund	0.3%	0.5%	0.3%	0.2%	0.4%
Small-Cap Equity Fund	0.6%	0.9%	0.8%	0.5%	—

Laudus MarketMasters Funds:
International MarketMasters Fund	0.3%	0.4%	0.3%	0.2%	0.1%

Laudus Rosenberg Funds:
U.S. Large Capitalization Growth Fund	6.4%	10.1%	6.8%	4.5%	—
U.S. Discovery Fund	0.3%	0.3%	0.3%	0.2%	—
International Small Capitalization Fund	0.2%	0.4%	0.2%	0.2%	—

Schwab Bond Funds:
Total Bond Market Fund	1.6%	1.7%	0.9%	0.3%	1.4%
YieldPlus Fund	—*	—*	—*	—*	0.1%

Schwab Money Funds:
Value Advantage Money Fund	—*	—*	—*	—*	—*

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

*	Less than 0.1%.

44

Schwab Target Funds

Financial Notes (continued)

4.	Purchases and Sales of Investment Securities: (All dollar amounts are × 1,000)

For the fiscal year ended October 31, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
Target 2010 Fund	$24,807	$166
Target 2020 Fund	40,820	—
Target 2030 Fund	31,835	—
Target 2040 Fund	21,155	131
Retirement Income Fund	21,255	215

5.	Redemption Fee: (All dollar amounts are × 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% of the transaction amount on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

	Current Period	Prior Period
Target 2010 Fund	$1	$1
Target 2020 Fund	11	1
Target 2030 Fund	4	1
Target 2040 Fund	5	—
Retirement Income Fund	—	—

6.	Borrowing: (All dollar amounts are × 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

Fund	Amount Outstanding at 10/31/06	Average Borrowing*	Weighted Average Interest Rate*(%)
Target 2010 Fund	$—	$44	5.14
Target 2020 Fund	—	140	4.79
Target 2030 Fund	—	—**	5.50
Target 2040 Fund	—	31	4.77
Retirement Income Fund	—	135	4.76

*	Based on the number of days for which the borrowing is outstanding.

**	Amount is less than $1,000.

    45

Schwab Target Funds

Financial Notes (continued)

7.	Federal Income Taxes: (All dollar amounts are × 1,000)

As of October 31, 2006, the components of distributable earnings on a tax-basis were as follows:

	Target 2010 Fund	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund	Retirement Income Fund
Undistributed ordinary income	$603	$617	$297	$118	$4
Undistributed long-term capital gains	166	231	133	75	—
Unrealized appreciation	4,848	6,430	4,271	2,438	817
Unrealized depreciation	(182)	(122)	(27)	—	(109)
Net unrealized appreciation	$4,666	$6,308	$4,244	$2,438	$708

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Target 2010 Fund	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund	Retirement Income Fund
Current period distributions
Ordinary income	$592	$687	$360	$182	$1,227
Long-term capital gains	—	—	—	—	43
Return of capital	—	—	—	—	—

Prior period distributions
Ordinary income	—	—	—	—	138
Long-term capital gains
Return of capital	—	—	—	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2006, the funds made the following reclassifications:

	Target 2010 Fund	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund	Retirement Income Fund
Capital shares	—	—	—	—	—
Undistributed net investment income	$94	$122	$59	$32	$4
Net realized capital gains and losses	$(94)	$(122)	$(59)	$(32)	$(4)

46

Schwab Target Funds

Financial Notes (continued)

Other Federal Tax Information: (unaudited)
(All dollar amounts are × 1,000)
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2006, qualify for the corporate dividends received deduction:

Percentage
Target 2010 Fund	34.07%
Target 2020 Fund	33.95%
Target 2030 Fund	32.21%
Target 2040 Fund	31.85%
Retirement Income Fund	15.57%

For the fiscal year ended October 31, 2006, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2007 via IRS form 1099 of the amounts for use in preparing their 2006 income tax return.

Target 2010 Fund	$226
Target 2020 Fund	379
Target 2030 Fund	177
Target 2040 Fund	104
Retirement Income Fund	99

    47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Target 2010 Fund, Schwab Target 2020 Fund, Schwab Target 2030 Fund, Schwab Target 2040 Fund and Schwab Retirement Income Fund (five of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period July 1, 2005 (commencement of operations) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2006

48

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds

    49

and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

50

Trustees and Officers

The tables below gives information about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of October 31, 2006, the Fund Complex included 96 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	96	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996–1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	96
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

    51

Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	96	None.

52

Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer — Fixed Income (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer — Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer — Equities (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

    53

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006)
Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

1Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

54

Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization  See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate  For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS)  A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

    55

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds

Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds

Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™

Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

1Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC

Printed on recycled paper.

MFR33732-01

Schwab MarketTrack Portfolios®
Annual Report October 31, 2006

Schwab MarketTrack All Equity Portfolio™ Schwab MarketTrack Growth Portfolio™ Schwab MarketTrack Balanced Portfolio™ Schwab MarketTrack Conservative Portfolio™

Four portfolios that combine the power of indexing with the benefits of asset allocation

In this report

Performance at a Glance	1
From the Chairman	2
From the President	3
Investment Environment	4
Schwab MarketTrack All Equity Portfolio™	6
Schwab MarketTrack Growth Portfolio™	8
Schwab MarketTrack Balanced Portfolio™	10
Schwab MarketTrack Conservative Portfolio™	12
Fund Expenses	14
Financial Statements	15
Financial Notes	50
Investment Advisory Agreement Approval	58
Trustees and Officers	60
Glossary	64

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab MarketTrack All Equity Portfolio™ (Ticker Symbol: SWEGX)	19.31%
Benchmark: All Equity Composite Index	19.85%
Fund Category: Morningstar Large-Cap Blend	14.74%
Performance Details	pages 6–7

Schwab MarketTrack Growth Portfolio™
Investor Shares (Ticker Symbol: SWHGX)	15.83%
P Shares (Ticker Symbol: SWPGX)*	4.69%
Benchmark: Growth Composite Index	16.37%
Fund Category: Morningstar Large-Cap Blend	14.74%
Performance Details	pages 8–9

Schwab MarketTrack Balanced Portfolio™ (Ticker Symbol: SWBGX)	12.92%
Benchmark: Balanced Composite Index	13.50%
Fund Category: Morningstar Moderate Allocation	11.91%
Performance Details	pages 10–11

Schwab MarketTrack Conservative Portfolio™
Investor Shares (Ticker Symbol: SWCGX)	10.13%
P Shares (Ticker Symbol: SWCPX)*	4.22%
Benchmark: Conservative Composite Index	10.68%
Fund Category: Morningstar Conservative Allocation	8.43%
Performance Details	pages 12–13

Minimum Initial Investment[1]
Investor Shares
($500 for retirement, education and custodial accounts)	$1,000
P Shares	$100,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the portfolios’ total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.

The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.

The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.

The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar. Inc.

Source of category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

*	Return is for the period since inception (4/6/06) through 10/31/06. Not annualized.

Schwab MarketTrack Portfolios    1

Charles Schwab Chairman
From the Chairman

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing some of the highest quality products and services — at a competitive price — we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes more than 50 funds with over $170 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan, including the Schwab MarketTrack Portfolios, contained within this book.

The Schwab MarketTrack Portfolios are asset allocation funds. Research has shown that asset allocation can be the most important factor in determining overall portfolio performance. The Schwab MarketTrack Portfolios offer investors a convenient way to allocate their investment across management strategies and asset classes to help balance risk while seeking to provide competitive returns.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

2    Schwab MarketTrack Portfolios

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.

From the President

Dear Shareholder,

I am pleased to present the annual report for the Schwab MarketTrack Portfolios for the period ended October 31, 2006. Thanks to the support of investors like you, Schwab MarketTrack Portfolios assets were over $2 billion as of this report date.

Schwab MarketTrack Portfolios offer the power of indexing plus asset allocation. Indexing offers the potential to keep pace with market performance while asset allocation can help you manage risk. Indexing can be a highly effective approach to stock investing. In fact, for the one-year report period, I’m pleased to note that all four of the Schwab MarketTrack Portfolios beat their respective fund category averages.

With this report, you will see that we have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. You will notice, for example, that we have added a new lead page, Performance at a Glance, which includes the funds’ ticker symbols and report period returns for the funds, their benchmarks and category averages. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

At this time, I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

I’d like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Past performance is no guarantee of future results.

Schwab MarketTrack Portfolios    3

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

The Investment Environment

As the U.S. economy transitioned to slower growth, equities markets rebounded, aided by higher corporate profitability, falling energy/commodity prices, and lower interest rates. The S&P 500 Index returned 16.34% and the Russell 2000 Index returned 19.98%, respectively, for the one-year report period ended October 31, 2006. Improving fundamentals and attractive valuations strengthened investor interest in emerging markets and the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index returned 27.52%. Performance in the bond markets has been mixed over the year, although the Lehman Brothers U.S. Aggregate Bond Index gained 5.19%. Several key issues continued to resonate with investors, including slowing economic growth, Federal Reserve (the Fed) policy, a sluggish real estate market, inflation concerns, and fluctuating energy prices.

Economic growth has been anything but predictable over the past year. The last quarter of 2005 saw Gross Domestic Product (GDP) slow considerably as the economy adjusted to changes in inventories and higher energy prices. Although Hurricane Katrina remained a focal point in the news late in 2005, its economic impact was determined to be minimal as damage remained contained within the hurricane’s path. In the first quarter of 2006, GDP then rebounded, only to slow later in the year. Though falling existing home sales and lower motor vehicle production have done much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote stable growth. The unemployment rate fell to a cyclical low of 4.4% in the third quarter of 2006 while consumer spending and business investment remained key contributors to GDP growth.

In efforts to curb inflationary pressures, the Fed raised short-term interest rates six times during the period. August marked a key point in the year as Committee members decided to hold the Fed’s target rate at 5.25%, where it remained as of the

Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.
■ 16.34%	S&P 500® Index: measures U.S. large-cap stocks
■ 19.98%	Russell 2000® Index: measures U.S. small-cap stocks
☐ 27.52%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
■ 5.19%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market
■ 4.57%	Three-Month U.S. Treasury Bills (T-Bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4    Schwab MarketTrack Portfolios

The Investment Environment  continued

Larry Mano, (right) vice president
and senior portfolio manager is
responsible for the day-to-day
co-management of the funds.

Tom Brown, (left) associate portfolio
manager is responsible for the day-
to-day co-management of the fund.

Matthew Hastings, CFA, vice presi
dent and senior portfolio manager,
has day-to-day co-management
responsibility for the bond and cash
portions of the funds.

Andrew Tikofsky, PhD, director and
portfolio manager, has day-to-day
co-management responsibility for the
bond and cash portions of the funds.

Steven Hung, director and portfolio
manager, has day-to-day co-manage
ment responsibility for the bond and
cash portions of the funds.

end of the report period. In its statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, and a cooling of the housing market. The Fed indicated they generally expected the economy to grow at a pace below its potential, which proved to be an accurate prediction. Consistent with the Fed’s report, GDP continued to decline, growing only 2.2% in the third quarter of 2006.

Energy prices have been a key issue in the markets over the past year. Following Hurricane Katrina, oil prices peaked around $71 per barrel, with domestic gasoline prices passing $3.00 a gallon. Prices subsequently fell, but rebounded nearly 21% early in 2006, partly due to concerns that Iran might cut back exports in response to a dispute over their nuclear program. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined nearly 26% since July 2006’s record $78.40 per barrel, yet still remained around the $60–61 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 have also had a significant impact on the housing market. Housing starts fell considerably, down nearly 34% since the beginning of 2006. Existing home sales continued to decline as well, falling nearly 15% from their peak reached in 2005. Although sales have dropped, they remained strong by historical standards. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy. With regards to GDP, housing took off about one percent in the third quarter of 2006, although rebounds in income, consumer spending, and investments helped to offset the impact.

Despite a moderation in economic growth during the report period, economic fundamentals remained healthy as of the end of the period. The Fed’s task of balancing inflation pressures without significantly hindering economic growth will be thoroughly scrutinized in the coming months. The challenge is to bring this economy to a state of stable growth and achieve a soft landing.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Portfolios    5

Schwab MarketTrack All Equity Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack All Equity Portfolio returned 19.31% for the one-year report period, closely tracking its benchmark, the All Equity Composite Index, which was up 19.85%. The portfolio invests in different segments of the stock market including large-cap, small-cap and international, so its performance reflects a blend of those segments’ returns. Unlike the other MarketTrack Portfolios, this fund does not have a defined allocation to fixed income. For the one-year period, the fund’s allocation to international and small-cap segments positively contributed to performance. Performance of those segments, as measured by the MSCI EAFE and Russell 2000 Index, which returned 27.52% and 19.98% respectively, outperformed that of large-cap domestic equities, as measured by the S&P 500 Index, which returned 16.34%.

As of 10/31/06:

Statistics
Number of Holdings	5
Weighted Average Market Cap ($ x 1,000,000)	64,220
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	2.6

Asset Class Weightings % of Investments
Large-Cap Stocks	44.6%
International Stocks	30.1%
Small-Cap Stocks	25.0%
Short-Term Investments	0.3%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Institutional Select S&P 500 Fund	44.6%
Schwab International Index Fund, Select Shares	30.1%
Schwab Small-Cap Index Fund, Select Shares	25.0%
Total	99.7%

Portfolio holdings may have changed since the report date.

1This list is not a recommendation of any security by the investment adviser.

6    Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2]
	1 year	5 years	Since Inception
Portfolio: Schwab MarketTrack All Equity Portfolio™ (5/19/98)	19.31%	9.92%	5.01%
Benchmark: All Equity Composite Index	19.85%	10.63%	5.29%
Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	3.98%

Style Assessment[3]

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.

2Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

Schwab MarketTrack Portfolios    7

Schwab MarketTrack Growth Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Growth Portfolio Investor Shares was up 15.83%, compared to a gain of 16.37% by its benchmark, the Growth Composite Index, for the one year report period. The fund has an 80% target stock allocation that is divided among large-cap, small-cap, and international stocks. For the one-year report period, the target allocation to international stocks drove returns, as the international sector posted the strongest returns over the period. The fund is designed to allocate 20% to fixed income in order to reduce volatility and risk over the long term. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

As of 10/31/06:

Statistics
Number of Holdings	508
Weighted Average Market Cap ($ x 1,000,000)	58,215
Price/Earnings Ratio (P/E)	19.5
Price/Book Ratio (P/B)	2.6

Asset Class Weightings % of Investments
Large-Cap Stocks	41.0%
International Stocks	19.8%
Small-Cap Stocks	19.7%
Bonds	14.8%
Short Term Investments	4.7%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Institutional Select S&P 500 Fund	23.8%
Schwab International Index Fund, Select Shares	19.7%
Schwab Small-Cap Index Fund, Select Shares	19.7%
Schwab Total Bond Market Fund	14.8%
Schwab Value Advantage Money Fund, Institutional Shares	4.5%
Exxon Mobil Corp.	0.6%
General Electric Co.	0.5%
Bank of America Corp.	0.4%
Microsoft Corp.	0.4%
Citigroup, Inc.	0.4%
Total	84.8%

Portfolio holdings may have changed since the report date.

1This list is not a recommendation of any security by the investment adviser.

8    Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $100,000 Investment in P Shares[1]

Average Annual Total Returns[1,2]
Portfolio Class and Inception Date	1 year	5 years	10 years	Since Inception
Investor Shares (11/20/95)	15.83%	8.55%	7.88%	n/a
P Shares (4/6/06)	n/a	n/a	n/a	4.69%
Benchmark: Growth Composite Index	16.37%	9.20%	8.20%	(4/6/06	) 5.14%
Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	7.76%	(4/6/06	) 4.10%

Style Assessment[3]

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.

2Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

Schwab MarketTrack Portfolios    9

Schwab MarketTrack Balanced Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Balanced Portfolio returned 12.92% for the one-year period compared to a 13.50% return for its benchmark, the Balanced Composite Index. The Balanced Portfolio’s allocation is weighted toward stock investments, with a 60% target allocation to equities. The fund also maintains a sizeable 40% allocation to fixed income investments, seeking to reduce volatility and add income. Although the equity market led in performance for the period, bonds also positively contributed to performance, as tracked by the Lehman Brothers U.S. Aggregate Bond Index, which returned 5.19% for the one-year period. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

As of 10/31/06:

Statistics
Number of Holdings	507

Asset Class Weightings % of Investments
Bonds	34.5%
Large-Cap Stocks	31.3%
International Stocks	14.9%
Small-Cap Stocks	14.8%
Short-Term Investment	4.5%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Total Bond Market Fund	34.4%
Schwab Institutional Select S&P 500 Fund	15.8%
Schwab International Index Fund, Select Shares	15.0%
Schwab Small-Cap Index Fund, Select Shares	14.8%
Schwab Value Advantage Money Fund, Institutional Shares	4.3%
Exxon Mobil Corp.	0.5%
General Electric Co.	0.5%
Citigroup, Inc.	0.3%
Microsoft Corp.	0.3%
Bank of America Corp.	0.3%
Total	86.2%

Portfolio holdings may have changed since the report date.

1This list is not a recommendation of any security by the investment adviser.

10    Schwab MarketTrack Portfolios

Schwab MarketTrack Balanced Portfolio

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2]
	1 year	5 years	10 years
Portfolio: Schwab MarketTrack Balanced Portfolio™ (11/20/95)	12.92%	7.47%	7.41%
Benchmark: Balanced Composite Index	13.50%	8.11%	7.84%
Fund Category: Morningstar Moderate Allocation	11.91%	6.62%	7.21%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.

2Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Schwab MarketTrack Portfolios    11

Schwab MarketTrack Conservative Portfolio™

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Conservative Portfolio Investor shares returned 10.13% for the one-year period, compared to a 10.68% return for its benchmark, the Conservative Composite Index. This portfolio is designed to seek income with more growth potential than an all-bond portfolio. As such, the portfolio’s allocation is weighted toward bond investments, for which the target allocation is 55%. Seeking to obtain long-term growth, the portfolio has a substantial 40% target allocation to stocks. Although the equity market led in performance for the period, bonds also positively contributed to performance, as tracked by the Lehman Brothers U.S., Aggregate bond Index, which returned 5.19% for the one-year period. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

As of 10/31/06:

Statistics
Number of Holdings	508

Asset Class Weightings % of Investments
Bonds	54.7%
Large-Cap Stocks	20.6%
International Stocks	10.0%
Small-Cap Stocks	10.0%
Short-Term Investments	4.7%
Total	100.0%

Top Holdings % of Net Assets[1]
Schwab Total Bond Market Fund	54.7%
Schwab S&P 500 Index Fund, Select Shares	13.8%
Schwab International Index Fund, Select Shares	10.0%
Schwab Small-Cap Index Fund, Select Shares	10.0%
Schwab Value Advantage Money Fund, Institutional Shares	4.3%
Schwab Institutional Select S&P 500 Fund	0.6%
Exxon Mobil Corp.	0.3%
General Electric Co.	0.2%
Microsoft Corp.	0.1%
Citigroup, Inc.	0.1%
Total	94.1%

Portfolio holdings may have changed since the report date.

1This list is not a recommendation of any security by the investment adviser.

12    Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $100,000 Investment in P Shares[1]

Average Annual Total Returns[1,2]
Portfolio Class and Inception Date	1 year	5 years	10 years	Since Inception
Investor Shares (11/20/95)	10.13%	6.34%	6.83%	n/a
P Shares (4/6/06)	n/a	n/a	n/a	4.22%
Benchmark: Conservative Composite Index	10.68%	6.95%	7.38%	(4/6/06	) 4.66%
Fund Category: Morningstar Large-Cap Blend	8.43%	5.65%	6.14%	(4/6/06	) 3.65%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.

2Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Schwab MarketTrack Portfolios    13

Fund Expenses (Unaudited)

Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2006 and held through October 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab MarketTrack All Equity Portfolio™
Actual Return	0.50%	$1,000	$1,040.50	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55
Schwab MarketTrack Growth Portfolio™
Investor Shares
Actual Return	0.50%	$1,000	$1,041.30	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55
P Shares
Actual Return	0.35%	$1,000	$1,041.80	$1.80
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79
Schwab MarketTrack Balanced Portfolio™
Actual Return	0.50%	$1,000	$1,040.90	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55
Schwab MarketTrack Conservative Portfolio™
Investor Shares
Actual Return	0.50%	$1,000	$1,041.30	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55
P Shares
Actual Return	0.35%	$1,000	$1,041.40	$1.80
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

14    Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio™

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	11.55	10.44	9.43	7.60	9.06
Income or loss from investment operations:
Net investment income	0.11	0.12	0.08	0.09	0.05
Net realized and unrealized gains or losses	2.10	1.11	1.02	1.85	(1.32)
Total income or loss from investment operations	2.21	1.23	1.10	1.94	(1.27)
Less distributions:
Dividends from net investment income	(0.13)	(0.12)	(0.09)	(0.09)	(0.05)
Distributions from net realized gains	—	—	—	(0.02)	(0.14)
Total distributions	(0.13)	(0.12)	(0.09)	(0.11)	(0.19)
Net asset value at end of period	13.63	11.55	10.44	9.43	7.60
Total return (%)	19.31	11.81	11.75	25.77	(14.40)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.74	0.75	0.76	0.76	0.77
Net investment income	0.89	1.07	0.83	1.10	0.58
Portfolio turnover rate	8	49	7	10	15
Net assets, end of period ($ x 1,000,000)	527	463	450	427	353

[1]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

See financial notes.    15

Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.6%	Other Investment Companies	408,213	524,998
0.4%	Short-Term Investment	1,712	1,712
—%	U.S. Treasury Obligation	199	199
100.0%	Total Investments	410,124	526,909
0.0%	Other Assets and Liabilities, Net		(42)
100.0%	Total Net Assets		526,867

Security	Number of Shares	Value ($ x 1,000)
Other Investment Companies 99.6% of net assets
Schwab Institutional Select S&P 500 Fund (a)(b)	21,360,977	234,757
Schwab International Index Fund, Select Shares (a)	7,492,879	158,399
Schwab Small-Cap Index Fund, Select Shares (a)	5,076,701	131,842
		524,998

Security Rate, Maturity Date	Face Amount ($ x 1,000)
Short-Term Investment 0.4% of net assets
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	1,712	1,712

U.S. Treasury Obligation 0.0% of net assets
U.S. Treasury Bill 4.90%, 12/14/06	200	199

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $423,318 and the unrealized appreciation and depreciation were $103,591 and ($0), respectively, with net unrealized appreciation of $103,591.

In addition to the above, the fund held the following at 10/31/2006. All numbers are x 1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
S&P 500 Index, e-mini, Long, expires 12/15/06	35	2,421	94

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is held as collateral for open futures contracts.

16    See financial notes.

Schwab MarketTrack All Equity Portfolio

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $408,213)		$524,998
Investments in unaffiliated issuers, at value (cost $1,911)	+	1,911
Total investments, at value (cost $410,124)		526,909
Receivables:
Fund shares sold		481
Prepaid expenses	+	3
Total assets		527,393

Liabilities
Payables:
Investment adviser and administrator fees		9
Transfer agent and shareholder service fees		11
Fund shares redeemed		395
Accrued expenses	+	111
Total liabilities		526

Net Assets
Total assets		527,393
Total liabilities		–526
Net assets		$526,867

Net Assets by Source
Capital received from investors		438,051
Distributions in excess of net investment income		(2,742)
Net realized capital losses		(25,321)
Net unrealized capital gains		116,879

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$526,867		38,659		$13.63

See financial notes.    17

Schwab MarketTrack All Equity Portfolio

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$6,841
Interest	+	83
Total Investment Income		6,924

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		11,963
Net realized gains received from affiliated underlying funds		749
Net realized gains on futures contracts	+	114
Net realized gains		12,826

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		69,477
Net unrealized gains on futures contracts	+	94
Net unrealized gains		69,571

Expenses
Investment adviser and administrator fees		2,180
Transfer agent and shareholder service fees		1,240
Shareholder reports		116
Registration fees		39
Professional fees		33
Portfolio accounting fees		25
Custodian fees		23
Trustees’ fees		9
Overdraft expense		5
Other expense	+	12
Total expenses		3,682
Expense reduction by adviser and Schwab		–1,196
Net expenses		2,486

Increase in Net Assets from Operations
Total investment income		6,924
Net expenses		–2,486
Net investment income		4,438
Net realized gains		12,826
Net unrealized gains	+	69,571
Increase in net assets from operations		$86,835

18    See financial notes.

Schwab MarketTrack All Equity Portfolio

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05—10/31/06		11/1/04—10/31/05
Net investment income		$4,438	$5,041
Net realized gains or losses		12,826	(104)
Net unrealized gains	+	69,571	47,628
Increase in net assets from operations		86,835	52,565

Distributions Paid
Dividends from net investment income		$5,267	$5,060

Transactions in Fund Shares

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		5,531	$70,097	5,741	$64,017
Shares reinvested		416	5,033	437	4,835
Shares redeemed	+	(7,352)	(92,711)	(9,253)	(103,675)
Net transactions in fund shares		(1,405)	$(17,581)	(3,075)	$(34,823)

Shares Outstanding and Net Assets

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,064	$462,880	43,139	$450,198
Total increase or decrease	+	(1,405)	63,987	(3,075)	12,682
End of period		38,659	$526,867	40,064	$462,880
Distribution in excess of net investment income			$(2,742)		$(1,913)

See financial notes.    19

Schwab MarketTrack Growth Portfolio™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	16.81		15.57	14.36	12.05	13.88
Income or loss from investment operations:
Net investment income	0.30		0.27	0.21	0.18	0.19
Net realized and unrealized gains or losses	2.33		1.20	1.21	2.33	(1.62)
Total income or loss from investment operations	2.63		1.47	1.42	2.51	(1.43)
Less distributions:
Dividends from net investment income	(0.28)		(0.23)	(0.21)	(0.20)	(0.24)
Distributions from net realized gains	—		—	—	—	(0.16)
Total distributions	(0.28)		(0.23)	(0.21)	(0.20)	(0.40)
Net asset value at end of period	19.16		16.81	15.57	14.36	12.05
Total return (%)	15.83		9.48	9.94	21.18	(10.78)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[1]	0.50		0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.71		0.72	0.73	0.74	0.75
Net investment income	1.74		1.58	1.35	1.48	1.35
Portfolio turnover rate	7		33	9	9	21
Net assets, end of period ($ x 1,000,000)	602		657	614	578	510

P Shares	4/6/06[2]— 10/31/06
Per-Share Data ($)
Net asset value at beginning of period	18.32
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gains	0.76
Total income from investment operations	0.86
Net asset value at end of period	19.18
Total return (%)	4.69	[3]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[1]	0.35	[4]
Gross operating expenses[1]	0.56	[4]
Net investment income	0.95	[4]
Portfolio turnover rate	7	[3]
Net assets, end of period ($ x 1,000,000)	119

[1]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

[2]	Commencement of operations.

[3]	Not annualized.

[4]	Annualized

20    See financial notes.

Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
17.2%	Common Stock	70,477	123,699
82.5%	Other Investment Companies	455,095	594,832
0.2%	Short-Term Investment	1,500	1,500
99.9%	Total Investments	527,072	720,031
0.1%	Other Assets and Liabilities, Net		570
100.0%	Total Net Assets		720,601

Security	Number of Shares	Value ($ x 1,000)
Common Stock 17.2% of net assets
Automobiles & Components 0.1%
Ford Motor Co.	18,103	150
General Motors Corp.	5,425	189
Harley-Davidson, Inc.	3,000	206
Johnson Controls, Inc.	1,800	147
The Goodyear Tire & Rubber Co. *	1,600	25
		717
Banks 1.0%
AmSouth Bancorp	3,300	100
BB&T Corp.	5,300	231
Comerica, Inc.	1,700	99
Commerce Bancorp, Inc.	1,800	63
Compass Bancshares, Inc.	1,200	67
Countrywide Financial Corp.	5,298	202
Fannie Mae	9,400	557
Fifth Third Bancorp	5,369	214
First Horizon National Corp.	1,200	47
Freddie Mac	6,600	455
Huntington Bancshares, Inc.	2,262	55
KeyCorp	4,400	163
M&T Bank Corp.	998	122
Marshall & Ilsley Corp.	2,056	99
MGIC Investment Corp.	900	53
National City Corp.	6,100	227
North Fork Bancorp, Inc.	4,500	129
PNC Financial Services Group, Inc.	2,800	196
Regions Financial Corp.	4,542	172
Sovereign Bancorp, Inc.	3,885	93
SunTrust Banks, Inc.	3,500	276
Synovus Financial Corp.	2,750	81
U.S. Bancorp	17,972	608
Wachovia Corp.	18,552	1,030
Washington Mutual, Inc.	9,843	416
Wells Fargo & Co.	33,230	1,206
Zions Bancorp	900	72
		7,033
Capital Goods 1.5%
3M Co.	7,600	599
American Power Conversion Corp.	1,725	52
American Standard Cos., Inc.	2,100	93
Caterpillar, Inc.	6,600	401
Cooper Industries Ltd., Class A	900	81
Cummins, Inc.	400	51
Danaher Corp.	2,800	201
Deere & Co.	2,300	196
Dover Corp.	2,000	95
Eaton Corp.	1,400	101
Emerson Electric Co.	4,000	338
Fluor Corp.	800	63
General Dynamics Corp.	4,000	284
General Electric Co.	105,200	3,694
Goodrich Corp.	1,100	49
Honeywell International, Inc.	8,437	355
Illinois Tool Works, Inc.	4,200	201
Ingersoll-Rand Co., Ltd., Class A	3,300	121
ITT Corp.	1,800	98
L-3 Communications Holdings, Inc.	1,100	89
Lockheed Martin Corp.	3,900	339
Masco Corp.	4,500	124
Navistar International Corp. *	700	19
Northrop Grumman Corp.	3,592	238
PACCAR, Inc.	2,362	140
Pall Corp.	1,000	32
Parker Hannifin Corp.	1,150	96
Raytheon Co.	4,500	225
Rockwell Automation, Inc.	1,900	118
Rockwell Collins, Inc.	1,900	110
Textron, Inc.	1,500	136
The Boeing Co.	8,078	645
Tyco International Ltd.	19,803	583
United Technologies Corp.	10,000	657
W.W. Grainger, Inc.	900	66
		10,690
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc. *	3,100	38
Avery Dennison Corp.	1,200	76
Cintas Corp.	1,638	68
Equifax, Inc.	1,200	45
Monster Worldwide, Inc. *	954	39
Pitney Bowes, Inc.	2,300	107
R.R. Donnelley & Sons Co.	2,100	71
Robert Half International, Inc.	1,700	62
Waste Management, Inc.	5,517	207
		713
Consumer Durables & Apparel 0.2%
Brunswick Corp.	900	28
Centex Corp.	1,200	63

See financial notes.    21

Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Coach, Inc. *	3,600	143
D.R. Horton, Inc.	2,660	62
Eastman Kodak Co.	3,100	76
Fortune Brands, Inc.	1,400	108
Harman International Industries, Inc.	700	72
Hasbro, Inc.	1,650	43
Jones Apparel Group, Inc.	1,200	40
KB Home	800	36
Leggett & Platt, Inc.	2,000	47
Lennar Corp., Class A	1,300	62
Liz Claiborne, Inc.	1,200	51
Mattel, Inc.	4,150	94
Newell Rubbermaid, Inc.	2,745	79
Nike, Inc., Class B	2,300	211
Pulte Homes, Inc.	2,400	74
Snap-On, Inc.	600	28
The Black & Decker Corp.	900	75
The Stanley Works	600	28
VF Corp.	1,200	91
Whirlpool Corp.	907	79
		1,590
Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,700	63
Carnival Corp.	4,300	210
Darden Restaurants, Inc.	1,800	75
H&R Block, Inc.	3,400	74
Harrah’s Entertainment, Inc.	1,780	132
Hilton Hotels Corp.	3,600	104
International Game Technology	3,400	145
Marriott International, Inc., Class A	3,900	163
McDonald’s Corp.	12,400	520
Starbucks Corp. *	7,920	299
Starwood Hotels & Resorts Worldwide, Inc.	1,900	113
Wendy’s International, Inc.	1,000	35
Western Union Co. *	7,888	174
Wyndham Worldwide Corp. *	1,986	59
YUM! Brands, Inc.	3,120	185
		2,351
Diversified Financials 1.8%
American Express Co.	12,300	711
Ameriprise Financial, Inc.	2,300	118
Bank of America Corp.	46,110	2,484
Capital One Financial Corp.	2,900	230
Chicago Mercantile Exchange Holdings, Inc.	340	170
CIT Group, Inc.	2,000	104
Citigroup, Inc.	49,392	2,478
E*TRADE Financial Corp. *	3,500	81
Federated Investors, Inc., Class B	1,100	38
Franklin Resources, Inc.	1,500	171
Janus Capital Group, Inc.	2,200	44
JPMorgan Chase & Co.	34,915	1,656
Legg Mason, Inc.	1,200	108
Lehman Brothers Holdings, Inc.	5,200	405
Mellon Financial Corp.	4,100	159
Merrill Lynch & Co., Inc.	9,400	822
Moody’s Corp.	3,000	199
Morgan Stanley	10,900	833
Northern Trust Corp.	2,200	129
SLM Corp.	4,110	200
State Street Corp.	3,300	212
T. Rowe Price Group, Inc.	2,400	114
The Bank of New York Co., Inc.	7,300	251
The Bear Stearns Cos., Inc.	1,082	164
The Charles Schwab Corp.	11,242	205
The Goldman Sachs Group, Inc.	4,379	831
		12,917
Energy 1.6%
Anadarko Petroleum Corp.	4,836	225
Apache Corp.	3,308	216
Baker Hughes, Inc.	3,360	232
BJ Services Co.	3,000	91
Chesapeake Energy Corp.	3,600	117
ChevronTexaco Corp.	22,235	1,494
ConocoPhillips	16,440	990
CONSOL Energy, Inc.	1,800	64
Devon Energy Corp.	4,600	307
El Paso Corp.	6,306	86
EOG Resources, Inc.	2,256	150
Exxon Mobil Corp.	59,498	4,249
Halliburton Co.	9,916	321
Hess Corp.	2,520	107
Kinder Morgan, Inc.	1,107	116
Marathon Oil Corp.	3,589	310
Murphy Oil Corp.	1,600	75
Nabors Industries Ltd. *	2,800	86
National-Oilwell Varco, Inc. *	1,600	97
Noble Corp.	1,300	91
Occidental Petroleum Corp.	7,800	366
Rowan Cos., Inc.	1,100	37
Schlumberger Ltd.	11,400	719
Smith International, Inc.	1,900	75
Sunoco, Inc.	1,400	93
Transocean, Inc. *	2,945	214
Valero Energy Corp.	6,000	314
Weatherford International Ltd. *	2,720	112
Williams Cos., Inc.	5,000	122
XTO Energy, Inc.	3,333	156
		11,632
Food & Staples Retailing 0.4%
Costco Wholesale Corp.	4,400	235
CVS Corp.	7,800	245
Safeway, Inc.	4,200	123
Supervalu, Inc.	2,043	68
Sysco Corp.	6,200	217
The Kroger Co.	7,200	162
Wal-Mart Stores, Inc.	24,800	1,222
Walgreen Co.	9,900	433
Whole Foods Market, Inc.	1,000	64
Winn-Dixie Stores, Inc. *	1,500	—
		2,769

22    See financial notes.

Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	20,300	1,651
Anheuser-Busch Cos., Inc.	7,800	370
Archer-Daniels-Midland Co.	6,532	252
Brown-Forman Corp., Class B	904	65
Campbell Soup Co.	1,800	67
Coca-Cola Enterprises, Inc.	4,000	80
ConAgra Foods, Inc.	4,900	128
Constellation Brands, Inc., Class A *	1,920	53
Dean Foods Co. *	1,300	55
General Mills, Inc.	3,576	203
H.J. Heinz Co.	3,400	143
Kellogg Co.	2,500	126
McCormick & Co., Inc.	1,400	52
Molson Coors Brewing Co., Class B	800	57
PepsiCo, Inc.	16,460	1,044
Reynolds American, Inc.	2,284	144
Sara Lee Corp.	7,600	130
The Coca-Cola Co.	20,600	963
The Hershey Co.	2,400	127
The Pepsi Bottling Group, Inc.	1,932	61
Tyson Foods, Inc., Class A	2,500	36
UST, Inc.	1,600	86
Wm. Wrigley Jr. Co.	2,375	123
		6,016
Health Care Equipment & Services 0.7%
Aetna, Inc.	5,696	235
AmerisourceBergen Corp.	2,000	94
Bausch & Lomb, Inc.	600	32
Baxter International, Inc.	6,100	280
Becton Dickinson & Co.	2,600	182
Biomet, Inc.	2,475	94
Boston Scientific Corp. *	10,887	173
C.R. Bard, Inc.	1,000	82
Cardinal Health, Inc.	4,100	268
Caremark Rx, Inc.	4,470	220
CIGNA Corp.	1,400	164
Coventry Health Care, Inc. *	1,650	77
Express Scripts, Inc. *	1,600	102
HCA, Inc.	3,200	162
Health Management Associates, Inc., Class A	2,400	47
Hospira, Inc. *	1,530	56
Humana, Inc. *	1,400	84
IMS Health, Inc.	2,300	64
Laboratory Corp. of America Holdings *	1,300	89
Manor Care, Inc.	1,100	53
McKesson Corp.	2,654	133
Medco Health Solutions, Inc. *	2,641	141
Medtronic, Inc.	11,800	574
Patterson Cos., Inc. *	1,300	43
Quest Diagnostics, Inc.	1,802	90
St. Jude Medical, Inc. *	3,500	120
Stryker Corp.	2,884	151
Tenet Healthcare Corp. *	4,650	33
UnitedHealth Group, Inc.	12,600	615
WellPoint, Inc. *	5,902	450
Zimmer Holdings, Inc. *	2,300	166
		5,074
Household & Personal Products 0.4%
Alberto-Culver Co., Class B	900	46
Avon Products, Inc.	4,800	146
Clorox Co.	1,500	97
Colgate-Palmolive Co.	5,300	339
Kimberly-Clark Corp.	4,960	330
Procter & Gamble Co.	31,717	2,010
The Estee Lauder Cos., Inc., Class A	1,100	44
		3,012
Insurance 0.8%
ACE Ltd.	2,500	143
AFLAC, Inc.	5,200	234
Ambac Financial Group, Inc.	1,015	85
American International Group, Inc.	25,551	1,716
AON Corp.	2,625	91
Cincinnati Financial Corp.	1,984	90
Genworth Financial, Inc., Class A	3,700	124
Lincoln National Corp.	3,168	200
Loews Corp.	4,800	187
Marsh & McLennan Cos., Inc.	5,200	153
MBIA, Inc.	1,350	84
MetLife, Inc.	7,310	418
Principal Financial Group, Inc.	3,065	173
Prudential Financial, Inc.	5,200	400
SAFECO Corp.	1,100	64
The Allstate Corp.	6,700	411
The Chubb Corp.	3,800	202
The Hartford Financial Services Group, Inc.	2,900	253
The Progressive Corp.	8,400	203
The St. Paul Travelers Cos., Inc.	6,453	330
Torchmark Corp.	1,100	68
UnumProvident Corp.	2,349	46
XL Capital Ltd., Class A	1,300	92
		5,767
Materials 0.5%
Air Products & Chemicals, Inc.	2,300	160
Alcoa, Inc.	8,472	245
Allegheny Technologies, Inc.	735	58
Ashland, Inc.	800	47
Ball Corp.	800	33
Bemis Co.	1,000	34
E.I. du Pont de Nemours & Co.	9,592	439
Eastman Chemical Co.	800	49
Ecolab, Inc.	2,200	100
Freeport-McMoRan Copper & Gold, Inc., Class B	1,700	103
Hercules, Inc. *	900	16
International Flavors & Fragrances, Inc.	1,100	47
International Paper Co.	4,846	162
Louisiana-Pacific Corp.	600	12

See financial notes.    23

Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
MeadWestvaco Corp.	1,970	54
Monsanto Co.	4,986	221
Newmont Mining Corp.	4,201	190
Nucor Corp.	3,600	210
Pactiv Corp. *	1,500	46
Phelps Dodge Corp.	1,820	183
PPG Industries, Inc.	1,700	116
Praxair, Inc.	3,200	193
Rohm & Haas Co.	2,205	114
Sealed Air Corp.	882	53
Sigma-Aldrich Corp.	600	45
Temple-Inland, Inc.	1,200	47
The Dow Chemical Co.	9,394	383
United States Steel Corp.	900	61
Vulcan Materials Co.	800	65
Weyerhaeuser Co.	2,300	146
		3,632
Media 0.6%
CBS Corp., Class B	7,905	229
Clear Channel Communications, Inc.	5,217	182
Comcast Corp., Class A *	21,843	888
Dow Jones & Co., Inc.	800	28
Gannett Co., Inc.	2,500	148
Meredith Corp.	500	26
News Corp., Class A	24,300	507
Omnicom Group, Inc.	1,800	183
The E.W. Scripps Co., Class A	800	39
The Interpublic Group of Cos., Inc. *	3,700	40
The McGraw-Hill Cos., Inc.	3,800	244
The New York Times Co., Class A	1,400	34
The Walt Disney Co.	20,119	633
Time Warner, Inc.	40,850	817
Tribune Co.	3,100	103
Univision Communications, Inc., Class A *	3,104	109
Viacom, Inc., Class B *	7,905	308
		4,518
Pharmaceuticals & Biotechnology 1.4%
Abbott Laboratories	15,300	727
Allergan, Inc.	1,300	150
Amgen, Inc. *	12,138	921
Applied Biosystems Group — Applera Corp.	2,000	75
Barr Pharmaceuticals, Inc. *	1,100	58
Biogen Idec, Inc. *	3,125	149
Bristol-Myers Squibb Co.	19,000	470
Eli Lilly & Co.	10,900	611
Fisher Scientific International, Inc. *	1,115	95
Forest Laboratories, Inc. *	3,400	166
Genzyme Corp. *	2,400	162
Gilead Sciences, Inc. *	4,300	296
Johnson & Johnson	29,254	1,972
King Pharmaceuticals, Inc. *	2,133	36
MedImmune, Inc. *	2,400	77
Merck & Co., Inc.	21,600	981
Millipore Corp. *	400	26
Mylan Laboratories, Inc.	2,600	53
PerkinElmer, Inc.	1,000	21
Pfizer, Inc.	73,476	1,958
Schering-Plough Corp.	14,100	312
Thermo Electron Corp. *	1,300	56
Waters Corp. *	1,300	65
Watson Pharmaceuticals, Inc. *	1,000	27
Wyeth	13,100	668
		10,132
Real Estate 0.2%
Apartment Investment & Management Co., Class A	900	52
Archstone-Smith Trust	1,900	114
Boston Properties, Inc.	800	85
Equity Office Properties Trust	3,900	166
Equity Residential	2,600	142
Kimco Realty Corp.	431	19
Plum Creek Timber Co., Inc.	1,700	61
ProLogis	1,700	108
Public Storage, Inc.	800	72
Realogy Corp. *	2,483	64
Simon Property Group, Inc.	2,200	214
Vornado Realty Trust	1,200	143
		1,240
Retailing 0.7%
Amazon.com, Inc. *	3,000	114
AutoNation, Inc. *	2,190	44
AutoZone, Inc. *	800	90
Bed, Bath & Beyond, Inc. *	2,800	113
Best Buy Co., Inc.	4,505	249
Big Lots, Inc. *	1,100	23
Circuit City Stores, Inc.	2,000	54
Dillard’s, Inc., Class A	500	15
Dollar General Corp.	3,303	46
eBay, Inc. *	11,036	355
Family Dollar Stores, Inc.	1,700	50
Federated Department Stores, Inc.	5,144	226
Genuine Parts Co.	1,800	82
Home Depot, Inc.	21,040	785
J.C. Penney Co., Inc.	2,800	211
Kohl’s Corp. *	3,200	226
Limited Brands, Inc.	3,738	110
Lowe’s Cos., Inc.	15,200	458
Nordstrom, Inc.	2,600	123
Office Depot, Inc. *	3,300	139
OfficeMax, Inc.	700	33
RadioShack Corp.	1,900	34
Sears Holdings Corp. *	1,000	174
Staples, Inc.	7,125	184
Target Corp.	8,800	521
The Gap, Inc.	7,200	151
The Sherwin-Williams Co.	1,200	71
The TJX Cos., Inc.	5,200	151
Tiffany & Co.	1,400	50
		4,882

24    See financial notes.

Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc. *	3,840	82
Altera Corp. *	3,680	68
Analog Devices, Inc.	3,400	108
Applied Materials, Inc.	16,200	282
Broadcom Corp., Class A *	4,350	132
Freescale Semiconductor, Inc., Class B *	3,898	153
Intel Corp.	60,530	1,292
KLA-Tencor Corp.	1,800	88
Linear Technology Corp.	3,000	93
LSI Logic Corp. *	3,000	30
Maxim Integrated Products, Inc.	3,100	93
Micron Technology, Inc. *	5,400	78
National Semiconductor Corp.	3,400	82
Novellus Systems, Inc. *	1,325	37
NVIDIA Corp. *	2,800	98
PMC - Sierra, Inc. *	1,600	10
Teradyne, Inc. *	1,700	24
Texas Instruments, Inc.	16,800	507
Xilinx, Inc.	3,200	82
		3,339
Software & Services 0.9%
Adobe Systems, Inc. *	4,800	184
Affiliated Computer Services, Inc., Class A *	1,271	68
Autodesk, Inc. *	2,400	88
Automatic Data Processing, Inc.	5,700	282
BMC Software, Inc. *	2,400	73
CA, Inc.	5,625	139
Citrix Systems, Inc. *	1,800	53
Computer Sciences Corp. *	1,680	89
Compuware Corp. *	3,600	29
Convergys Corp. *	1,354	29
Electronic Arts, Inc. *	2,866	152
Electronic Data Systems Corp.	4,600	116
First Data Corp.	7,888	191
Fiserv, Inc. *	1,800	89
Google, Inc., Class A *	2,100	1,000
Intuit, Inc. *	3,944	139
Microsoft Corp.	86,420	2,481
Novell, Inc. *	3,200	19
Oracle Corp. *	38,295	707
Parametric Technology Corp. *	1,080	21
Paychex, Inc.	3,600	142
Sabre Holdings Corp., Class A	1,283	33
Symantec Corp. *	11,721	233
Unisys Corp. *	3,100	20
VeriSign, Inc. *	2,500	52
Yahoo! Inc. *	12,600	332
		6,761
Technology Hardware & Equipment 1.2%
ADC Telecommunications, Inc. *	857	12
Agilent Technologies, Inc. *	4,437	158
Apple Computer, Inc. *	8,000	649
Avaya, Inc. *	4,132	53
Ciena Corp. *	457	11
Cisco Systems, Inc. *	63,500	1,532
Comverse Technology, Inc. *	1,900	41
Corning, Inc. *	13,900	284
Dell, Inc. *	23,740	578
EMC Corp. *	23,186	284
Hewlett-Packard Co.	28,403	1,100
International Business Machines Corp.	15,820	1,461
Jabil Circuit, Inc.	1,998	57
JDS Uniphase Corp. *	1,573	23
Juniper Networks, Inc. *	4,200	72
Lexmark International, Inc., Class A *	1,300	83
Lucent Technologies, Inc. *	40,092	97
Molex, Inc.	1,875	65
Motorola, Inc.	24,131	557
NCR Corp. *	2,000	83
Network Appliance, Inc. *	3,400	124
QLogic Corp. *	1,738	36
QUALCOMM, Inc.	16,200	590
SanDisk Corp. *	1,800	87
Sanmina — SCI Corp. *	5,000	20
Solectron Corp. *	7,900	26
Sun Microsystems, Inc. *	30,800	167
Symbol Technologies, Inc.	2,031	30
Tektronix, Inc.	900	27
Tellabs, Inc. *	4,000	42
Xerox Corp. *	9,400	160
		8,509
Telecommunication Services 0.6%
ALLTEL Corp.	3,730	199
AT&T Corp.	38,070	1,304
BellSouth Corp.	17,800	803
CenturyTel, Inc.	1,350	54
Citizens Communications Co.	2,576	38
Embarq Corp.	1,428	69
Qwest Communications International, Inc. *	15,773	136
Sprint Nextel Corp.	28,569	534
Verizon Communications, Inc.	27,258	1,008
Windstream Corp.	3,856	53
		4,198
Transportation 0.3%
Burlington Northern Santa Fe Corp.	3,800	295
CSX Corp.	4,400	157
Delta Air Lines, Inc. *	1,300	1
FedEx Corp.	2,920	335
Norfolk Southern Corp.	3,600	189
Ryder System, Inc.	400	21
Southwest Airlines Co.	7,480	112
Union Pacific Corp.	2,500	227
United Parcel Service, Inc., Class B	10,818	815
		2,152

See financial notes.    25

Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Utilities 0.6%
Allegheny Energy, Inc. *	1,070	46
Ameren Corp.	1,800	97
American Electric Power Co., Inc.	3,860	160
CenterPoint Energy, Inc.	2,949	46
CMS Energy Corp. *	1,000	15
Consolidated Edison, Inc.	2,100	101
Constellation Energy Group, Inc.	1,700	106
Dominion Resources, Inc.	3,378	274
DTE Energy Co.	1,700	77
Duke Energy Corp.	11,348	359
Dynegy, Inc., Class A *	3,100	19
Edison International	3,200	142
Entergy Corp.	2,100	180
Exelon Corp.	6,524	404
FirstEnergy Corp.	3,195	188
FPL Group, Inc.	3,800	194
KeySpan Corp.	1,300	53
Nicor, Inc.	500	23
NiSource, Inc.	2,646	62
Peoples Energy Corp.	200	9
PG&E Corp.	4,000	173
Pinnacle West Capital Corp.	800	38
PPL Corp.	3,600	124
Progress Energy, Inc.	2,475	114
Public Service Enterprise Group, Inc.	2,300	140
Sempra Energy	2,103	112
TECO Energy, Inc.	1,300	21
The AES Corp. *	6,000	132
The Southern Co.	7,200	262
TXU Corp.	4,734	299
Xcel Energy, Inc.	3,850	85
		4,055

Other Investment Companies 82.5% of net assets
Schwab Institutional Select S&P 500 Fund (a)	15,600,509	171,450
Schwab International Index Fund, Select Shares (a)	6,737,074	142,422
Schwab Small-Cap Index Fund, Select Shares (a)	5,457,443	141,730
Schwab Total Bond Market Fund (a)	10,824,169	106,402
Schwab Value Advantage Money Fund, Institutional Shares (a)	32,828,008	32,828
		594,832

Security Rate, Maturity Date	Face Amount ($ x 1,000)
Short-Term Investment 0.2% of net assets
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	1,500	1,500

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $532,134 and the unrealized appreciation and depreciation were $195,244 and ($7,347), respectively, with a net unrealized appreciation of $187,897.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

26    See financial notes.

Schwab MarketTrack Growth Portfolio

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $455,095)		$594,832
Investments in unaffiliated issuers, at value (cost $71,977)	+	125,199
Total investments, at value (cost $527,072)		720,031
Receivables:
Fund shares sold		916
Dividends		604
Prepaid expenses	+	4
Total assets		721,555

Liabilities
Payables:
Investments bought		431
Investment adviser and administrator fees		13
Transfer agent and shareholder services fees		13
Fund shares redeemed		393
Trustee fees		1
Accrued expenses	+	103
Total liabilities		954

Net Assets
Total assets		721,555
Total liabilities		–954
Net assets		$720,601

Net Assets by Source
Capital received from investors		522,452
Net investment income not yet distributed		3,726
Net realized capital gains		1,464
Net unrealized capital gains		192,959

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$601,864		31,415		$19.16
P Shares	$118,737		6,192		$19.18

See financial notes.    27

Schwab MarketTrack Growth Portfolio

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$13,673
Dividends, including $1 from affiliated issuer		1,180
Interest	+	80
Total Investment Income		14,933

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		7,628
Net realized gains received from affiliated underlying funds		1,135
Net realized gains on unaffiliated investments	+	2,915
Net realized gains		11,678

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		63,298
Net unrealized gains on unaffiliated investments	+	15,394
Net unrealized gains		78,692

Expenses
Investment adviser and administrator fees		2,962
Transfer agent and shareholder service fees:
Investor Shares		1,569
P Shares		68
Shareholder reports		92
Portfolio accounting fees		43
Registration fees		41
Professional fees		34
Custodian fees		27
Trustees’ fees		10
Overdraft Expense		4
Other expenses	+	17
Total expenses		4,867
Expense reduction by adviser and Schwab		–1,487
Net expenses		3,380

Increase in Net Assets from Operations
Total investment income		14,933
Net expenses		–3,380
Net investment income		11,553
Net realized gains		11,678
Net unrealized gains	+	78,692
Increase in net assets from operations		$101,923

28    See financial notes.

Schwab MarketTrack Growth Portfolio

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05—10/31/06		11/1/04—10/31/05
Net investment income		$11,553	$10,435
Net realized gains		11,678	14,721
Net unrealized gains	+	78,692	33,101
Increase in net assets from operations		101,923	58,257

Distributions Paid
Dividends from net investment income (Investor Shares)		$10,988	$9,037

Transactions in Fund Shares

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		4,979	$88,820	6,796	$111,249
P. Shares	+	7,185	131,591	—	—
Total shares sold		12,164	$220,411	6,796	$111,249

Shares Reinvested
Investor Shares		616	$10,669	541	$8,784
P. Shares	+	—	—	—	—
Total shares reinvested		616	$10,669	541	$8,784

Shares Redeemed
Investor Shares		(13,275)	$(240,466)	(7,663)	$(125,960)
P. Shares	+	(993)	(18,069)	—	—
Total shares redeemed		(14,268)	$(258,535)	(7,663)	$(125,960)

Net transactions in fund shares		(1,488)	$(27,455)	(326)	$(5,927)

Shares Outstanding and Net Assets

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,095	$657,121	39,421	$613,828
Total increase or decrease	+	(1,488)	63,480	(326)	43,293
End of period		37,607	$720,601	39,095	$657,121
Net investment income not yet distributed			$3,726		$2,892

See financial notes.    29

Schwab MarketTrack Balanced Portfolio™

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	15.46	14.66	13.78	12.05	13.47
Income or loss from investment operations:
Net investment income	0.38	0.34	0.29	0.25	0.32
Net realized and unrealized gains or losses	1.58	0.74	0.88	1.77	(1.22)
Total income or loss from investment operations	1.96	1.08	1.17	2.02	(0.90)
Less distributions:
Dividends from net investment income	(0.34)	(0.28)	(0.29)	(0.29)	(0.40)
Distributions from net realized gains	(0.04)	—	—	—	(0.12)
Total distributions	(0.38)	(0.28)	(0.29)	(0.29)	(0.52)
Net asset value at end of period	17.04	15.46	14.66	13.78	12.05
Total return (%)	12.92	7.41	8.61	17.12	(7.08)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.73	0.73	0.74	0.74	0.74
Net investment income	2.35	2.20	2.03	1.98	2.35
Portfolio turnover rate	8	25	11	17	31
Net assets, end of period ($ x 1,000,000)	534	519	541	516	462

[1]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

30    See financial notes.

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
15.5%	Common Stock	47,622	82,797
84.3%	Other Investment Companies	368,594	450,183
0.2%	Short-Term Investment	960	960
100.0%	Total Investments	417,176	533,940
0.0%	Other Assets and Liabilities, Net		155
100.0%	Total Net Assets		534,095

Security	Number of Shares	Value ($ x 1,000)
Common Stock 15.5% of net assets
Automobiles & Components 0.1%
Ford Motor Co.	12,185	101
General Motors Corp.	3,650	128
Harley-Davidson, Inc.	2,000	137
Johnson Controls, Inc.	1,200	98
The Goodyear Tire & Rubber Co. *	1,000	15
		479
Banks 0.9%
AmSouth Bancorp	2,600	79
BB&T Corp.	3,600	157
Comerica, Inc.	1,100	64
Commerce Bancorp, Inc.	1,200	42
Compass Bancshares, Inc.	800	45
Countrywide Financial Corp.	3,498	133
Fannie Mae	6,300	373
Fifth Third Bancorp	3,658	146
First Horizon National Corp.	800	31
Freddie Mac	4,500	310
Huntington Bancshares, Inc.	1,597	39
KeyCorp	2,600	97
M&T Bank Corp.	500	61
Marshall & Ilsley Corp.	1,344	64
MGIC Investment Corp.	700	41
National City Corp.	4,100	153
North Fork Bancorp, Inc.	3,000	86
PNC Financial Services Group, Inc.	1,900	133
Regions Financial Corp.	3,078	117
Sovereign Bancorp, Inc.	1,890	45
SunTrust Banks, Inc.	2,300	182
Synovus Financial Corp.	1,900	56
U.S. Bancorp	12,554	425
Wachovia Corp.	12,596	699
Washington Mutual, Inc.	6,634	281
Wells Fargo & Co.	22,470	815
Zions Bancorp	600	48
		4,722
Capital Goods 1.3%
3M Co.	5,000	394
American Power Conversion Corp.	1,175	36
American Standard Cos., Inc.	1,500	66
Caterpillar, Inc.	4,600	279
Cooper Industries Ltd., Class A	600	54
Cummins, Inc.	300	38
Danaher Corp.	2,000	144
Deere & Co.	1,500	128
Dover Corp.	1,400	66
Eaton Corp.	1,000	72
Emerson Electric Co.	2,800	236
Fluor Corp.	500	39
General Dynamics Corp.	2,600	185
General Electric Co.	70,660	2,481
Goodrich Corp.	700	31
Honeywell International, Inc.	5,700	240
Illinois Tool Works, Inc.	2,800	134
Ingersoll-Rand Co., Ltd., Class A	2,200	81
ITT Industries, Inc.	1,200	65
L-3 Communications Holdings, Inc.	700	56
Lockheed Martin Corp.	2,400	209
Masco Corp.	3,000	83
Navistar International Corp. *	400	11
Northrop Grumman Corp.	2,256	150
PACCAR, Inc.	1,575	93
Pall Corp.	800	25
Parker Hannifin Corp.	700	59
Raytheon Co.	2,600	130
Rockwell Automation, Inc.	1,200	74
Rockwell Collins, Inc.	1,200	70
Textron, Inc.	1,000	91
The Boeing Co.	5,484	438
Tyco International Ltd.	12,949	381
United Technologies Corp.	6,600	434
W.W. Grainger, Inc.	600	44
		7,117
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc. *	2,100	26
Avery Dennison Corp.	700	44
Cintas Corp.	1,102	46
Equifax, Inc.	900	34
Monster Worldwide, Inc. *	666	27
Pitney Bowes, Inc.	1,600	75
R.R. Donnelley & Sons Co.	1,400	47
Robert Half International, Inc.	1,200	44
Waste Management, Inc.	3,712	139
		482

See financial notes.    31

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Consumer Durables & Apparel 0.2%
Brunswick Corp.	600	19
Centex Corp.	800	42
Coach, Inc. *	2,400	95
D.R. Horton, Inc.	1,790	42
Eastman Kodak Co.	2,000	49
Fortune Brands, Inc.	1,000	77
Harman International Industries, Inc.	300	31
Hasbro, Inc.	1,275	33
Jones Apparel Group, Inc.	800	27
KB Home	600	27
Leggett & Platt, Inc.	1,300	30
Lennar Corp., Class A	900	43
Liz Claiborne, Inc.	800	34
Mattel, Inc.	2,825	64
Newell Rubbermaid, Inc.	1,872	54
Nike, Inc., Class B	1,300	119
Pulte Homes, Inc.	1,600	49
Snap-On, Inc.	350	16
The Black & Decker Corp.	600	50
The Stanley Works	600	28
VF Corp.	800	61
Whirlpool Corp.	571	50
		1,040
Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,100	41
Carnival Corp.	2,870	140
Darden Restaurants, Inc.	1,350	57
H&R Block, Inc.	2,400	52
Harrah’s Entertainment, Inc.	1,200	89
Hilton Hotels Corp.	2,500	72
International Game Technology	2,100	89
Marriott International, Inc., Class A	2,200	92
McDonald’s Corp.	8,100	340
Starbucks Corp. *	4,880	184
Starwood Hotels & Resorts Worldwide, Inc.	1,200	72
Wendy’s International, Inc.	800	28
Wyndham Worldwide Corp. *	1,283	38
YUM! Brands, Inc.	2,060	122
		1,416
Diversified Financials 1.6%
American Express Co.	8,310	480
Ameriprise Financial, Inc.	1,542	79
Bank of America Corp.	30,427	1,639
Capital One Financial Corp.	1,900	151
Chicago Mercantile Exchange Holdings, Inc.	230	115
CIT Group, Inc.	1,300	68
Citigroup, Inc.	34,266	1,719
E*TRADE Financial Corp. *	2,400	56
Federated Investors, Inc., Class B	700	24
Franklin Resources, Inc.	1,010	115
Janus Capital Group, Inc.	1,400	28
JPMorgan Chase & Co.	23,413	1,111
Legg Mason, Inc.	800	72
Lehman Brothers Holdings, Inc.	3,600	280
Mellon Financial Corp.	2,800	109
Merrill Lynch & Co., Inc.	6,300	551
Moody’s Corp.	2,000	133
Morgan Stanley	7,010	536
Northern Trust Corp.	1,400	82
SLM Corp.	3,000	146
State Street Corp.	2,200	141
T. Rowe Price Group, Inc.	1,600	76
The Bank of New York Co., Inc.	4,900	169
The Bear Stearns Cos., Inc.	602	91
The Charles Schwab Corp. (a)	6,883	125
The Goldman Sachs Group, Inc.	3,079	584
		8,680
Energy 1.4%
Anadarko Petroleum Corp.	3,020	140
Apache Corp.	2,048	134
Baker Hughes, Inc.	2,250	155
BJ Services Co.	2,000	60
Chesapeake Energy Corp.	2,300	75
ChevronTexaco Corp.	14,727	990
ConocoPhillips	10,985	662
CONSOL Energy, Inc.	1,200	42
Devon Energy Corp.	3,000	201
El Paso Corp.	3,222	44
EOG Resources, Inc.	1,518	101
Exxon Mobil Corp.	40,010	2,858
Halliburton Co.	6,748	218
Hess Corp.	1,800	76
Kinder Morgan, Inc.	745	78
Marathon Oil Corp.	2,218	192
Murphy Oil Corp.	1,100	52
Nabors Industries Ltd. *	2,000	62
National-Oilwell Varco, Inc. *	1,130	68
Noble Corp.	900	63
Occidental Petroleum Corp.	5,400	253
Rowan Cos., Inc.	600	20
Schlumberger Ltd.	7,800	492
Smith International, Inc.	1,300	51
Sunoco, Inc.	900	60
Transocean, Inc. *	2,016	146
Valero Energy Corp.	4,000	209
Weatherford International Ltd. *	1,820	75
Williams Cos., Inc.	3,000	73
XTO Energy, Inc.	2,266	106
		7,756
Food & Staples Retailing 0.4%
Costco Wholesale Corp.	3,000	160
CVS Corp.	5,200	163
Safeway, Inc.	2,800	82
Supervalu, Inc.	1,386	47
Sysco Corp.	4,400	154
The Kroger Co.	5,300	119
Wal-Mart Stores, Inc.	16,640	820
Walgreen Co.	6,600	288

32    See financial notes.

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Whole Foods Market, Inc.	800	51
Winn-Dixie Stores, Inc. *	1,200	—
		1,884
Food, Beverage & Tobacco 0.7%
Altria Group, Inc.	13,640	1,109
Anheuser-Busch Cos., Inc.	5,200	247
Archer-Daniels-Midland Co.	4,446	171
Brown-Forman Corp., Class B	804	58
Campbell Soup Co.	1,200	45
Coca-Cola Enterprises, Inc.	2,700	54
ConAgra Foods, Inc.	3,300	86
Constellation Brands, Inc., Class A *	1,290	35
Dean Foods Co. *	800	33
General Mills, Inc.	2,392	136
H.J. Heinz Co.	2,300	97
Kellogg Co.	1,700	86
McCormick & Co., Inc.	900	34
Molson Coors Brewing Co., Class B	200	14
PepsiCo, Inc.	11,070	702
Reynolds American, Inc.	1,228	78
Sara Lee Corp.	5,100	87
The Coca-Cola Co.	13,810	645
The Hershey Co.	1,600	85
The Pepsi Bottling Group, Inc.	926	29
Tyson Foods, Inc., Class A	1,700	25
UST, Inc.	1,100	59
Wm. Wrigley Jr. Co.	1,500	78
		3,993
Health Care Equipment & Services 0.6%
Aetna, Inc.	4,136	170
AmerisourceBergen Corp.	1,400	66
Bausch & Lomb, Inc.	400	21
Baxter International, Inc.	3,800	175
Becton Dickinson & Co.	1,800	126
Biomet, Inc.	1,575	60
Boston Scientific Corp. *	7,307	116
C.R. Bard, Inc.	600	49
Cardinal Health, Inc.	2,775	182
Caremark Rx, Inc.	2,988	147
CIGNA Corp.	1,000	117
Coventry Health Care, Inc. *	1,050	49
Express Scripts, Inc. *	1,000	64
HCA, Inc. *	2,208	111
Health Management Associates, Inc., Class A	1,600	31
Hospira, Inc. *	1,020	37
Humana, Inc. *	800	48
IMS Health, Inc.	1,500	42
Laboratory Corp. of America Holdings *	900	62
Manor Care, Inc.	500	24
McKesson Corp.	1,773	89
Medco Health Solutions, Inc. *	1,784	95
Medtronic, Inc.	7,800	380
Patterson Cos., Inc. *	900	30
Quest Diagnostics, Inc.	1,470	73
St. Jude Medical, Inc. *	2,120	73
Stryker Corp.	1,946	102
Tenet Healthcare Corp. *	3,150	22
UnitedHealth Group, Inc.	8,400	410
WellPoint, Inc. *	3,852	294
Zimmer Holdings, Inc. *	1,500	108
		3,373
Household & Personal Products 0.4%
Alberto-Culver Co., Class B *	600	31
Avon Products, Inc.	3,000	91
Clorox Co.	1,300	84
Colgate-Palmolive Co.	3,600	230
Kimberly-Clark Corp.	3,380	225
Procter & Gamble Co.	21,832	1,384
The Estee Lauder Cos., Inc., Class A	700	28
		2,073
Insurance 0.7%
ACE Ltd.	1,700	97
AFLAC, Inc.	3,300	148
Ambac Financial Group, Inc.	684	57
American International Group, Inc.	17,342	1,165
AON Corp.	2,025	71
Cincinnati Financial Corp.	1,323	60
Genworth Financial, Inc., Class A	2,500	84
Lincoln National Corp.	2,243	142
Loews Corp.	2,700	105
Marsh & McLennan Cos., Inc.	3,600	106
MBIA, Inc.	1,050	65
MetLife, Inc.	4,986	285
Principal Financial Group, Inc.	2,329	132
Prudential Financial, Inc.	3,500	269
SAFECO Corp.	800	47
The Allstate Corp.	4,700	288
The Chubb Corp.	2,400	128
The Hartford Financial Services Group, Inc.	1,800	157
The Progressive Corp.	6,000	145
The St. Paul Travelers Cos., Inc.	4,241	217
Torchmark Corp.	800	49
UnumProvident Corp.	1,657	33
XL Capital Ltd., Class A	800	56
		3,906
Materials 0.5%
Air Products & Chemicals, Inc.	1,500	104
Alcoa, Inc.	5,648	163
Allegheny Technologies, Inc.	492	39
Ashland, Inc.	500	30
Ball Corp.	800	33
Bemis Co.	600	20
E.I. du Pont de Nemours & Co.	6,484	297
Eastman Chemical Co.	600	37
Ecolab, Inc.	1,200	54
Freeport-McMoRan Copper & Gold, Inc., Class B	1,100	66
Hercules, Inc. *	700	13

See financial notes.    33

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
International Flavors & Fragrances, Inc.	800	34
International Paper Co.	3,166	106
Louisiana-Pacific Corp.	700	14
MeadWestvaco Corp.	1,279	35
Monsanto Co.	3,454	153
Newmont Mining Corp.	2,754	125
Nucor Corp.	2,400	140
Pactiv Corp. *	1,000	31
Phelps Dodge Corp.	1,080	108
PPG Industries, Inc.	1,200	82
Praxair, Inc.	2,000	120
Rohm & Haas Co.	1,421	74
Sealed Air Corp.	621	37
Sigma-Aldrich Corp.	500	38
Temple-Inland, Inc.	800	32
The Dow Chemical Co.	6,049	247
United States Steel Corp.	700	47
Vulcan Materials Co.	700	57
Weyerhaeuser Co.	1,400	89
		2,425
Media 0.6%
CBS Corp., Class B	5,309	154
Clear Channel Communications, Inc.	4,080	142
Comcast Corp., Class A *	14,661	596
Dow Jones & Co., Inc.	600	21
Gannett Co., Inc.	1,700	100
Meredith Corp.	300	16
News Corp., Class A	16,300	340
Omnicom Group, Inc.	1,200	122
The E.W. Scripps Co., Class A	600	30
The Interpublic Group of Cos., Inc. *	2,500	27
The McGraw-Hill Cos., Inc.	2,400	154
The New York Times Co., Class A	1,100	26
The Walt Disney Co.	13,217	416
Time Warner, Inc.	27,870	558
Tribune Co.	2,100	70
Univision Communications, Inc., Class A *	2,048	72
Viacom, Inc., Class B *	5,309	206
		3,050
Pharmaceuticals & Biotechnology 1.3%
Abbott Laboratories	10,200	485
Allergan, Inc.	900	104
Amgen, Inc. *	8,340	633
Applera Corp.-Applied Biosystems Group	1,400	52
Barr Pharmaceuticals, Inc. *	600	31
Biogen Idec, Inc. *	2,150	102
Bristol-Myers Squibb Co.	12,800	317
Eli Lilly & Co.	7,400	415
Fisher Scientific International, Inc. *	720	62
Forest Laboratories, Inc. *	2,400	117
Genzyme Corp. *	1,700	115
Gilead Sciences, Inc. *	2,980	205
Johnson & Johnson	19,872	1,339
King Pharmaceuticals, Inc. *	1,388	23
MedImmune, Inc. *	1,400	45
Merck & Co., Inc.	14,500	659
Millipore Corp. *	200	13
Mylan Laboratories, Inc.	1,700	35
PerkinElmer, Inc.	600	13
Pfizer, Inc.	49,386	1,316
Schering-Plough Corp.	9,500	210
Thermo Electron Corp. *	900	39
Waters Corp. *	900	45
Watson Pharmaceuticals, Inc. *	600	16
Wyeth	8,800	449
		6,840
Real Estate 0.2%
Apartment Investment & Management Co., Class A	600	34
Archstone-Smith Trust	1,300	78
Boston Properties, Inc.	500	54
Equity Office Properties Trust	2,600	111
Equity Residential	1,700	93
Kimco Realty Corp.	301	13
Plum Creek Timber Co., Inc.	1,200	43
ProLogis	1,200	76
Public Storage, Inc.	600	54
Realogy Corp. *	1,603	41
Simon Property Group, Inc.	1,450	141
Vornado Realty Trust	800	95
		833
Retailing 0.6%
Amazon.com, Inc. *	2,000	76
AutoNation, Inc. *	2,000	40
AutoZone, Inc. *	500	56
Bed Bath & Beyond, Inc. *	1,800	73
Best Buy Co., Inc.	3,150	174
Big Lots, Inc. *	700	15
Circuit City Stores, Inc.	1,400	38
Dillard’s, Inc., Class A	700	21
Dollar General Corp.	2,202	31
eBay, Inc. *	7,416	238
Family Dollar Stores, Inc.	1,100	32
Federated Department Stores, Inc.	3,508	154
Genuine Parts Co.	1,150	52
Home Depot, Inc.	14,600	545
J.C. Penney Co., Inc.	1,700	128
Kohl’s Corp. *	2,200	155
Limited Brands, Inc.	2,991	88
Lowe’s Cos., Inc.	10,000	302
Nordstrom, Inc.	1,800	85
Office Depot, Inc. *	2,500	105
OfficeMax, Inc.	600	29
RadioShack Corp.	1,300	23
Sears Holdings Corp. *	673	118
Staples, Inc.	4,575	118
Target Corp.	5,800	343
The Gap, Inc.	3,862	81
The Sherwin-Williams Co.	1,100	65

34    See financial notes.

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
The TJX Cos., Inc.	3,600	104
Tiffany & Co.	950	34
		3,323
Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	2,040	43
Altera Corp. *	2,546	47
Analog Devices, Inc.	2,300	73
Applied Materials, Inc.	10,900	190
Broadcom Corp., Class A *	3,000	91
Freescale Semiconductor, Inc., Class B *	2,650	104
Intel Corp.	40,660	868
KLA-Tencor Corp.	1,200	59
Linear Technology Corp.	2,000	62
LSI Logic Corp. *	2,000	20
Maxim Integrated Products, Inc.	2,100	63
Micron Technology, Inc. *	3,600	52
National Semiconductor Corp.	2,200	54
Novellus Systems, Inc. *	900	25
NVIDIA Corp. *	1,800	63
PMC — Sierra, Inc. *	1,100	7
Teradyne, Inc. *	1,100	15
Texas Instruments, Inc.	11,300	341
Xilinx, Inc.	2,100	54
		2,231
Software & Services 0.9%
Adobe Systems, Inc. *	3,200	122
Affiliated Computer Services, Inc., Class A *	465	25
Autodesk, Inc. *	1,600	59
Automatic Data Processing, Inc.	3,900	193
BMC Software, Inc. *	1,600	49
CA, Inc.	3,825	95
Citrix Systems, Inc. *	1,200	35
Computer Sciences Corp. *	1,090	58
Compuware Corp. *	2,400	19
Convergys Corp. *	869	18
Electronic Arts, Inc. *	1,792	95
Electronic Data Systems Corp.	3,100	79
First Data Corp.	5,704	138
Fiserv, Inc. *	1,200	59
Google, Inc., Class A *	1,400	667
Intuit, Inc. *	2,654	94
Microsoft Corp.	58,390	1,676
Novell, Inc. *	2,200	13
Oracle Corp. *	25,721	475
Parametric Technology Corp. *	720	14
Paychex, Inc.	2,475	98
Sabre Holdings Corp., Class A	922	23
Symantec Corp. *	8,018	159
Unisys Corp. *	2,100	14
VeriSign, Inc. *	1,600	33
Western Union Co. *	5,704	126
Yahoo! Inc. *	8,400	221
		4,657
Technology Hardware & Equipment 1.0%
ADC Telecommunications, Inc. *	714	10
Agilent Technologies, Inc. *	2,917	104
Apple Computer, Inc. *	5,430	440
Avaya, Inc. *	2,775	36
Ciena Corp. *	300	7
Cisco Systems, Inc. *	42,100	1,016
Comverse Technology, Inc. *	1,000	22
Corning, Inc. *	9,550	195
Dell, Inc. *	16,500	401
EMC Corp. *	15,562	191
Hewlett-Packard Co.	18,324	710
International Business Machines Corp.	10,200	942
Jabil Circuit, Inc.	1,341	39
JDS Uniphase Corp. *	1,058	15
Juniper Networks, Inc. *	3,000	52
Lexmark International, Inc., Class A *	800	51
Lucent Technologies, Inc. *	26,905	65
Molex, Inc.	1,250	44
Motorola, Inc.	16,150	372
NCR Corp. *	1,200	50
Network Appliance, Inc. *	2,000	73
QLogic Corp. *	1,170	24
QUALCOMM, Inc.	10,760	392
SanDisk Corp. *	1,200	58
Sanmina — SCI Corp. *	3,400	13
Solectron Corp. *	5,300	18
Sun Microsystems, Inc. *	20,800	113
Symbol Technologies, Inc.	1,366	20
Tektronix, Inc.	500	15
Tellabs, Inc. *	2,700	28
Xerox Corp. *	5,200	88
		5,604
Telecommunication Services 0.5%
Alltel Corp.	2,510	134
AT&T Corp.	25,639	878
BellSouth Corp.	11,900	537
CenturyTel, Inc.	900	36
Citizens Communications Co.	1,732	25
Embarq Corp.	943	45
Qwest Communications International, Inc. *	10,622	92
Sprint Nextel Corp.	18,876	353
Verizon Communications, Inc.	17,836	660
Windstream Corp.	2,595	36
		2,796
Transportation 0.3%
Burlington Northern Santa Fe Corp.	2,500	194
CSX Corp.	3,000	107
Delta Air Lines, Inc. *	900	1
FedEx Corp.	1,960	225
Norfolk Southern Corp.	2,500	131
Ryder System, Inc.	400	21
Southwest Airlines Co.	5,137	77

See financial notes.    35

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Union Pacific Corp.	1,700	154
United Parcel Service, Inc., Class B	7,385	557
		1,467
Utilities 0.5%
Allegheny Energy, Inc. *	720	31
Ameren Corp.	1,200	65
American Electric Power Co., Inc.	2,580	107
CenterPoint Energy, Inc.	1,924	30
CMS Energy Corp. *	700	10
Consolidated Edison, Inc.	1,500	73
Constellation Energy Group, Inc.	1,000	62
Dominion Resources, Inc.	2,167	175
DTE Energy Co.	1,000	45
Duke Energy Corp.	7,512	238
Dynegy, Inc., Class A *	2,100	13
Edison International	2,200	98
Entergy Corp.	1,500	129
Exelon Corp.	4,324	268
FirstEnergy Corp.	2,030	119
FPL Group, Inc.	2,600	133
KeySpan Corp.	900	36
Nicor, Inc.	300	14
NiSource, Inc.	1,651	38
Peoples Energy Corp.	200	9
PG&E Corp.	2,700	116
Pinnacle West Capital Corp.	600	29
PPL Corp.	2,000	69
Progress Energy, Inc.	1,593	73
Public Service Enterprise Group, Inc.	1,500	92
Sempra Energy	1,360	72
TECO Energy, Inc.	900	15
The AES Corp. *	3,200	70
The Southern Co.	4,500	164
TXU Corp.	3,164	200
Xcel Energy, Inc.	2,585	57
		2,650
Other Investment Companies 84.3% of net assets
Schwab Institutional Select S&P 500 Fund (a)	7,662,656	84,213
Schwab International Index Fund, Select Shares (a)	3,778,134	79,870
Schwab Small-Cap Index Fund, Select Shares (a)	3,035,569	78,834
Schwab Total Bond Market Fund (a)	18,719,868	184,016
Schwab Value Advantage Money Fund, Institutional Shares (a)	23,250,213	23,250
		450,183

Security Rate, Maturity Date	Face Amount ($ x 1,000)
Short-Term Investment 0.2% of net assets
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	960	960

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $420,098, and the unrealized appreciation and depreciation were $118,917 and ($5,075), respectively, with net unrealized appreciation of $113,842.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

36    See financial notes.

Schwab MarketTrack Balanced Portfolio

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $368,594)		$450,183
Investments, in unaffiliated issuers at value (cost $48,582)	+	83,757
Total investments, at value (cost $417,176)		533,940
Receivables:
Fund shares sold		556
Dividends		863
Prepaid expenses	+	4
Total assets		535,363

Liabilities
Payables:
Investments bought		745
Investment adviser and administrator fees		10
Transfer agent and shareholder service fees		11
Fund shares redeemed		423
Trustee fees		1
Accrued expenses	+	78
Total liabilities		1,268

Net Assets
Total assets		535,363
Total liabilities		–1,268
Net assets		$534,095

Net Assets by Source
Capital received from investors		404,200
Net investment income not yet distributed		7,026
Net realized capital gains		6,105
Net unrealized capital gains		116,764

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$534,095		31,346		$17.04

See financial notes.    37

Schwab MarketTrack Balanced Portfolio

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from unaffiliated underlying funds		$13,641
Dividends, including $1 from affiliated issuer		1,143
Interest	+	86
Total Investment Income		14,870

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		8,216
Net realized gains received from affiliated underlying funds		1,008
Net realized gains on unaffiliated investments	+	33
Net realized gains		9,257

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		31,859
Net unrealized gains on unaffiliated investments	+	10,341
Net unrealized gains		42,200

Expenses
Investment adviser and administrator fees		2,282
Transfer agent and shareholder service fees		1,303
Shareholder reports		53
Portfolio accounting fees		37
Registration fees		33
Professional fees		33
Custodian fees		19
Trustees’ fees		9
Overdraft expense		1
Other expenses	+	14
Total expenses		3,784
Expense reduction by adviser and Schwab		–1,178
Net expenses		2,606

Increase in Net Assets from Operations
Total investment income		14,870
Net expenses		–2,606
Net investment income		12,264
Net realized gains		9,257
Net unrealized gains	+	42,200
Increase in net assets from operations		$63,721

38    See financial notes.

Schwab MarketTrack Balanced Portfolio

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05—10/31/06		11/1/04—10/31/05
Net investment income		$12,264	$11,810
Net realized gains		9,257	17,247
Net unrealized gains	+	42,200	10,119
Increase in net assets from operations		63,721	39,176

Distributions Paid
Dividends from net investment income		11,244	10,162
Distributions from net realized gains	+	1,491	—
Total distributions		$12,735	$10,162

Transactions in Fund Shares

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		3,966	$64,139	5,057	$76,535
Shares reinvested		779	12,213	651	9,764
Shares redeemed	+	(6,981)	(112,331)	(9,036)	(137,415)
Net transactions in fund shares		(2,236)	$(35,979)	(3,328)	$(51,116)

Shares Outstanding and Net Assets

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,582	$519,088	36,910	$541,190
Total increase or decrease	+	(2,236)	15,007	(3,328)	(22,102)
End of period		31,346	$534,095	33,582	$519,088
Net investment income not yet distributed			$7,026		$5,501

See financial notes.    39

Schwab MarketTrack Conservative Portfolio™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	13.42		13.09	12.53	11.37	12.22
Income or loss from investment operations:
Net investment income	0.42		0.36	0.34	0.29	0.40
Net realized and unrealized gains or losses	0.92		0.32	0.57	1.16	(0.78)
Total income or loss from investment operations	1.34		0.68	0.91	1.45	(0.38)
Less distributions:
Dividends from net investment income	(0.42)		(0.35)	(0.35)	(0.29)	(0.41)
Distributions from net realized gains	(0.01)		—	—	—	(0.06)
Total distributions	(0.43)		(0.35)	(0.35)	(0.29)	(0.47)
Net asset value at end of period	14.33		13.42	13.09	12.53	11.37
Total return (%)	10.13		5.24	7.38	12.98	(3.29)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[1]	0.50		0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.74		0.75	0.75	0.75	0.76
Net investment income	3.12		2.67	2.70	2.44	3.17
Portfolio turnover rate	11		9	10	17	32
Net assets, end of period ($ x 1,000,000)	232		300	290	289	263

P Shares	4/06/06[2]— 10/31/06
Per-Share Data ($)
Net asset value at beginning of period	13.93
Income from investment operations:
Net investment income	0.23
Net realized and unrealized gains	0.35
Total income or loss from investment operations	0.58
Less distributions:
Dividends from net investment income	(0.19)
Net asset value at end of period	14.32
Total return (%)	4.22	[3]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[1]	0.35	[4]
Gross operating expenses[1]	0.60	[4]
Net investment income	2.81	[4]
Portfolio turnover rate	11	[3]
Net assets, end of period ($ x 1,000,000)	79

[1]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

[2]	Commencement of operations.

[3]	Not annualized.

[4]	Annualized.

40    See financial notes.

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
6.2%	Common Stock	12,294	19,430
93.4%	Other Investment Companies	249,898	290,264
0.4%	Short-Term Investment	1,153	1,153
100.0%	Total Investments	263,345	310,847
0.0%	Other Assets and Liabilities, Net		(48)
100.0%	Total Net Assets		310,799

Security	Number of Shares	Value ($ x 1,000)
Common Stock 6.2% of net assets
Automobiles & Components 0.0%
Ford Motor Co.	2,921	24
General Motors Corp.	825	29
Harley-Davidson, Inc.	500	34
Johnson Controls, Inc.	300	24
The Goodyear Tire & Rubber Co. *	300	5
		116
Banks 0.4%
AmSouth Bancorp	600	18
BB&T Corp.	850	37
Comerica, Inc.	300	18
Commerce Bancorp, Inc.	200	7
Compass Bancshares, Inc.	190	11
Countrywide Financial Corp.	798	30
Fannie Mae	1,475	87
Fifth Third Bancorp	867	35
First Horizon National Corp.	200	8
Freddie Mac	1,000	69
Huntington Bancshares, Inc.	423	10
KeyCorp	700	26
M&T Bank Corp.	199	24
Marshall & Ilsley Corp.	322	15
MGIC Investment Corp.	150	9
National City Corp.	950	35
North Fork Bancorp, Inc.	750	21
PNC Financial Services Group, Inc.	400	28
Regions Financial Corp.	670	25
Sovereign Bancorp, Inc.	420	10
SunTrust Banks, Inc.	500	40
Synovus Financial Corp.	400	12
U.S. Bancorp	2,922	99
Wachovia Corp.	2,970	165
Washington Mutual, Inc.	1,491	63
Wells Fargo & Co.	5,120	186
Zions Bancorp	100	8
		1,096
Capital Goods 0.5%
3M Co.	1,200	95
American Power Conversion Corp.	225	7
American Standard Cos., Inc.	300	13
Caterpillar, Inc.	1,100	67
Cooper Industries Ltd., Class A	150	13
Cummins, Inc.	100	13
Danaher Corp.	500	36
Deere & Co.	400	34
Dover Corp.	300	14
Eaton Corp.	200	14
Emerson Electric Co. *	650	55
Fluor Corp.	100	8
General Dynamics Corp.	600	43
General Electric Co.	16,490	579
Goodrich Corp.	200	9
Honeywell International, Inc.	1,275	54
Illinois Tool Works, Inc.	700	34
Ingersoll-Rand Co., Ltd., Class A	500	18
ITT Corp.	300	16
L-3 Communications Holdings, Inc.	200	16
Lockheed Martin Corp.	700	61
Masco Corp.	700	19
Navistar International Corp. *	100	3
Northrop Grumman Corp.	514	34
PACCAR, Inc.	450	27
Pall Corp.	200	6
Parker Hannifin Corp.	150	13
Raytheon Co.	600	30
Rockwell Automation, Inc.	300	19
Rockwell Collins, Inc.	300	17
Textron, Inc.	200	18
The Boeing Co.	1,246	99
Tyco International Ltd.	3,013	89
United Technologies Corp.	1,600	105
W.W. Grainger, Inc.	100	7
		1,685
Commercial Services & Supplies 0.0%
Allied Waste Industries, Inc. *	500	6
Avery Dennison Corp.	200	13
Cintas Corp.	260	11
Equifax, Inc.	200	7
Monster Worldwide, Inc. *	191	8
Pitney Bowes, Inc.	400	19
R.R. Donnelley & Sons Co.	300	10
Robert Half International, Inc.	300	11
Waste Management, Inc.	907	34
		119

See financial notes.    41

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Consumer Durables & Apparel 0.1%
Brunswick Corp.	100	3
Centex Corp.	200	10
Coach, Inc. *	600	24
D.R. Horton, Inc.	420	10
Eastman Kodak Co.	500	12
Fortune Brands, Inc.	200	15
Harman International Industries, Inc.	100	10
Hasbro, Inc.	325	8
Jones Apparel Group, Inc.	200	7
KB Home	200	9
Leggett & Platt, Inc.	300	7
Lennar Corp., Class A	200	10
Liz Claiborne, Inc.	200	8
Mattel, Inc.	650	15
Newell Rubbermaid, Inc.	436	13
Nike, Inc., Class B	300	28
Pulte Homes, Inc.	400	12
Snap-On, Inc.	100	5
The Black & Decker Corp.	100	8
The Stanley Works	100	5
VF Corp.	200	15
Whirlpool Corp.	111	10
		244
Consumer Services 0.1%
Apollo Group, Inc., Class A *	250	9
Carnival Corp.	820	40
Darden Restaurants, Inc.	300	13
H&R Block, Inc.	600	13
Harrah’s Entertainment, Inc.	200	15
Hilton Hotels Corp.	600	17
International Game Technology	556	24
Marriott International, Inc., Class A	600	25
McDonald’s Corp.	2,000	84
Starbucks Corp. *	1,120	42
Starwood Hotels & Resorts Worldwide, Inc.	300	18
Wendy’s International, Inc.	200	7
Western Union Co. *	1,392	31
Wyndham Worldwide Corp. *	291	9
YUM! Brands, Inc.	480	28
		375
Diversified Financials 0.6%
American Express Co.	1,820	105
Ameriprise Financial, Inc.	364	19
Bank of America Corp.	7,142	385
Capital One Financial Corp.	450	36
Chicago Mercantile Exchange Holdings, Inc.	54	27
CIT Group, Inc.	300	16
Citigroup, Inc.	7,782	390
E*TRADE Financial Corp. *	600	14
Federated Investors, Inc., Class B	200	7
Franklin Resources, Inc.	200	23
Janus Capital Group, Inc.	400	8
JPMorgan Chase & Co.	5,352	254
Legg Mason, Inc.	190	17
Lehman Brothers Holdings, Inc.	800	62
Mellon Financial Corp.	700	27
Merrill Lynch & Co., Inc.	1,500	131
Moody’s Corp.	400	26
Morgan Stanley	1,630	124
Northern Trust Corp.	300	18
SLM Corp.	650	32
State Street Corp.	500	32
T. Rowe Price Group, Inc.	400	19
The Bank of New York Co., Inc.	1,200	41
The Bear Stearns Cos., Inc.	145	22
The Charles Schwab Corp.	2,125	39
The Goldman Sachs Group, Inc. *	728	138
		2,012
Energy 0.6%
Anadarko Petroleum Corp.	734	34
Apache Corp.	462	30
Baker Hughes, Inc.	470	33
BJ Services Co.	400	12
Chesapeake Energy Corp.	500	16
ChevronTexaco Corp.	3,520	237
ConocoPhillips	2,596	156
CONSOL Energy, Inc.	300	11
Devon Energy Corp.	700	47
El Paso Corp.	769	11
EOG Resources, Inc.	360	24
Exxon Mobil Corp.	9,518	680
Halliburton Co.	1,428	46
Hess Corp.	300	13
Kinder Morgan, Inc.	176	19
Marathon Oil Corp.	523	45
Murphy Oil Corp.	300	14
Nabors Industries Ltd. *	400	12
National-Oilwell Varco, Inc. *	270	16
Noble Corp.	200	14
Occidental Petroleum Corp.	1,200	56
Rowan Cos., Inc.	100	3
Schlumberger Ltd.	1,800	114
Smith International, Inc.	300	12
Sunoco, Inc.	200	13
Transocean, Inc. *	474	34
Valero Energy Corp.	1,000	52
Weatherford International Ltd. *	440	18
Williams Cos., Inc.	700	17
XTO Energy, Inc.	533	25
		1,814
Food & Staples Retailing 0.1%
Costco Wholesale Corp.	700	37
CVS Corp.	1,200	38
Safeway, Inc.	650	19
Supervalu, Inc.	318	11
Sysco Corp.	1,000	35
The Kroger Co.	1,200	27
Wal-Mart Stores, Inc.	3,900	192
Walgreen Co.	1,600	70
42    See financial notes.

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Whole Foods Market, Inc.	100	6
Winn-Dixie Stores, Inc. *	300	—
		435
Food, Beverage & Tobacco 0.3%
Altria Group, Inc.	3,220	262
Anheuser-Busch Cos., Inc.	1,200	57
Archer-Daniels-Midland Co.	1,014	39
Brown-Forman Corp., Class B	150	11
Campbell Soup Co.	300	11
Coca-Cola Enterprises, Inc.	700	14
ConAgra Foods, Inc.	800	21
Constellation Brands, Inc., Class A *	300	8
Dean Foods Co. *	200	8
General Mills, Inc.	582	33
H.J. Heinz Co.	600	25
Kellogg Co.	400	20
McCormick & Co., Inc.	200	8
Molson Coors Brewing Co., Class B	50	4
PepsiCo, Inc.	2,560	162
Reynolds American, Inc.	274	17
Sara Lee Corp.	1,200	21
The Coca-Cola Co.	3,220	150
The Hershey Co.	400	21
The Pepsi Bottling Group, Inc.	350	11
Tyson Foods, Inc., Class A	400	6
UST, Inc.	300	16
Wm. Wrigley Jr. Co.	375	20
		945
Health Care Equipment & Services 0.3%
Aetna, Inc.	888	37
AmerisourceBergen Corp.	400	19
Bausch & Lomb, Inc.	100	5
Baxter International, Inc.	900	41
Becton Dickinson & Co.	400	28
Biomet, Inc.	450	17
Boston Scientific Corp. *	2,107	33
C.R. Bard, Inc.	200	16
Cardinal Health, Inc.	650	42
Caremark Rx, Inc.	581	29
CIGNA Corp.	200	23
Coventry Health Care, Inc. *	300	14
Express Scripts, Inc. *	200	13
HCA, Inc.	600	30
Health Management Associates, Inc., Class A	400	8
Hospira, Inc. *	240	9
Humana, Inc. *	200	12
IMS Health, Inc.	350	10
Laboratory Corp. of America Holdings *	200	14
Manor Care, Inc.	100	5
McKesson Corp.	422	21
Medco Health Solutions, Inc. *	422	23
Medtronic, Inc.	1,800	88
Patterson Cos., Inc. *	200	7
Quest Diagnostics, Inc.	278	14
St. Jude Medical, Inc. *	500	17
Stryker Corp.	602	31
Tenet Healthcare Corp. *	750	5
UnitedHealth Group, Inc.	2,000	98
WellPoint, Inc. *	900	69
Zimmer Holdings, Inc. *	350	25
		803
Household & Personal Products 0.2%
Alberto-Culver Co., Class B	150	8
Avon Products, Inc.	700	21
Clorox Co.	300	20
Colgate-Palmolive Co.	800	51
Kimberly-Clark Corp.	756	50
Procter & Gamble Co.	5,062	321
The Estee Lauder Cos., Inc., Class A	100	4
		475
Insurance 0.3%
ACE Ltd.	400	23
AFLAC, Inc.	800	36
Ambac Financial Group, Inc.	162	14
American International Group, Inc.	3,979	267
AON Corp.	475	17
Cincinnati Financial Corp.	330	15
Genworth Financial, Inc., Class A	300	10
Lincoln National Corp.	501	32
Loews Corp.	900	35
Marsh & McLennan Cos., Inc.	800	24
MBIA, Inc.	200	12
MetLife, Inc.	1,178	67
Principal Financial Group, Inc.	550	31
Prudential Financial, Inc.	800	62
SAFECO Corp.	200	12
The Allstate Corp.	1,100	67
The Chubb Corp.	600	32
The Hartford Financial Services Group, Inc.	425	37
The Progressive Corp.	1,400	34
The St. Paul Travelers Cos., Inc.	1,006	51
Torchmark Corp.	200	12
UnumProvident Corp.	346	7
XL Capital Ltd., Class A	200	14
		911
Materials 0.2%
Air Products & Chemicals, Inc.	300	21
Alcoa, Inc.	1,312	38
Allegheny Technologies, Inc.	146	12
Ashland, Inc.	100	6
Ball Corp.	200	8
Bemis Co.	200	7
E.I. du Pont de Nemours & Co.	1,525	70
Eastman Chemical Co.	100	6
Ecolab, Inc.	400	18
Freeport-McMoRan Copper & Gold, Inc., Class B	300	18
Hercules, Inc. *	200	4

See financial notes.    43

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
International Flavors & Fragrances, Inc.	200	9
International Paper Co.	739	25
Louisiana-Pacific Corp.	100	2
MeadWestvaco Corp.	294	8
Monsanto Co.	664	29
Newmont Mining Corp.	643	29
Nucor Corp.	400	23
Pactiv Corp. *	300	9
Phelps Dodge Corp.	270	27
PPG Industries, Inc.	250	17
Praxair, Inc.	500	30
Rohm & Haas Co.	373	19
Sealed Air Corp.	153	9
Sigma-Aldrich Corp.	100	8
Temple-Inland, Inc.	200	8
The Dow Chemical Co.	1,372	56
United States Steel Corp.	100	7
Vulcan Materials Co.	200	16
Weyerhaeuser Co.	350	22
		561
Media 0.2%
CBS Corp., Class B	1,330	38
Clear Channel Communications, Inc.	967	34
Comcast Corp., Class A *	3,463	141
Dow Jones & Co., Inc.	100	3
Gannett Co., Inc.	400	24
Meredith Corp.	100	5
News Corp., Class A	3,880	81
Omnicom Group, Inc.	300	30
The E.W. Scripps Co., Class A	100	5
The Interpublic Group of Cos., Inc. *	600	7
The McGraw-Hill Cos., Inc.	600	38
The New York Times Co., Class A	200	5
The Walt Disney Co.	3,077	97
Time Warner, Inc.	6,380	128
Tribune Co.	500	17
Univision Communications, Inc., Class A *	519	18
Viacom, Inc., Class B *	1,330	52
		723
Pharmaceuticals & Biotechnology 0.5%
Abbott Laboratories	2,400	114
Allergan, Inc.	200	23
Amgen, Inc. *	1,952	148
Applied Biosystems Group —Applera Corp.	300	11
Barr Pharmaceuticals, Inc. *	200	11
Biogen Idec, Inc. *	480	23
Bristol-Myers Squibb Co.	3,000	74
Eli Lilly & Co.	1,725	97
Fisher Scientific International, Inc. *	163	14
Forest Laboratories, Inc. *	550	27
Genzyme Corp. *	325	22
Gilead Sciences, Inc. *	650	45
Johnson & Johnson	4,622	312
King Pharmaceuticals, Inc. *	366	6
MedImmune, Inc. *	400	13
Merck & Co., Inc.	3,400	154
Millipore Corp. *	100	6
Mylan Laboratories, Inc.	400	8
PerkinElmer, Inc.	200	4
Pfizer, Inc.	11,557	308
Schering-Plough Corp.	2,300	51
Thermo Electron Corp. *	200	9
Waters Corp. *	200	10
Watson Pharmaceuticals, Inc. *	200	5
Wyeth	2,000	102
		1,597
Real Estate 0.1%
Apartment Investment & Management Co., Class A	100	6
Archstone-Smith Trust	300	18
Boston Properties, Inc.	130	14
Equity Office Properties Trust	600	26
Equity Residential	400	22
Kimco Realty Corp.	168	7
Plum Creek Timber Co., Inc.	300	11
ProLogis	300	19
Public Storage, Inc.	100	9
Realogy Corp. *	364	9
Simon Property Group, Inc.	300	29
Vornado Realty Trust	200	24
		194
Retailing 0.3%
Amazon.com, Inc. *	300	12
AutoNation, Inc. *	500	10
AutoZone, Inc. *	150	17
Bed, Bath & Beyond, Inc. *	400	16
Best Buy Co., Inc.	675	37
Big Lots, Inc. *	200	4
Circuit City Stores, Inc.	300	8
Dillard’s, Inc., Class A	200	6
Dollar General Corp.	515	7
eBay, Inc. *	1,708	55
Family Dollar Stores, Inc.	300	9
Federated Department Stores, Inc.	910	40
Genuine Parts Co.	250	11
Home Depot, Inc.	3,450	129
J.C. Penney Co., Inc.	400	30
Kohl’s Corp. *	500	35
Limited Brands, Inc.	739	22
Lowe’s Cos., Inc.	2,400	72
Nordstrom, Inc.	400	19
Office Depot, Inc. *	600	25
OfficeMax, Inc.	100	5
RadioShack Corp.	300	5
Sears Holdings Corp. *	154	27
Staples, Inc.	1,125	29
Target Corp.	1,400	83
The Gap, Inc.	1,362	29
The Sherwin-Williams Co.	200	12

44    See financial notes.

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
The TJX Cos., Inc.	800	23
Tiffany & Co.	250	9
		786
Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. *	560	12
Altera Corp. *	510	9
Analog Devices, Inc.	600	19
Applied Materials, Inc.	2,600	45
Broadcom Corp., Class A *	738	22
Freescale Semiconductor, Inc., Class B *	404	16
Intel Corp.	9,800	209
KLA-Tencor Corp.	300	15
Linear Technology Corp.	500	16
LSI Logic Corp. *	500	5
Maxim Integrated Products, Inc.	500	15
Micron Technology, Inc. *	900	13
National Semiconductor Corp.	600	15
Novellus Systems, Inc. *	250	7
NVIDIA Corp. *	400	14
PMC — Sierra, Inc. *	300	2
Teradyne, Inc. *	300	4
Texas Instruments, Inc.	2,700	81
Xilinx, Inc.	500	13
		532
Software & Services 0.3%
Adobe Systems, Inc. *	800	30
Affiliated Computer Services, Inc., Class A *	203	11
Autodesk, Inc. *	400	15
Automatic Data Processing, Inc.	900	44
BMC Software, Inc. *	400	12
CA, Inc.	850	21
Citrix Systems, Inc. *	300	9
Computer Sciences Corp. *	258	14
Compuware Corp. *	600	5
Convergys Corp. *	174	4
Electronic Arts, Inc. *	424	22
Electronic Data Systems Corp.	700	18
First Data Corp.	1,392	34
Fiserv, Inc. *	300	15
Google, Inc., Class A *	300	143
Intuit, Inc. *	626	22
Microsoft Corp.	13,620	391
Novell, Inc. *	500	3
Oracle Corp. *	5,988	110
Parametric Technology Corp. *	200	4
Paychex, Inc.	525	21
Sabre Holdings Corp., Class A	244	6
Symantec Corp. *	1,678	33
Unisys Corp. *	500	3
VeriSign, Inc. *	300	6
Yahoo! Inc. *	2,000	53
		1,049
Technology Hardware & Equipment 0.4%
ADC Telecommunications, Inc. *	142	2
Agilent Technologies, Inc. *	710	25
Apple Computer, Inc. *	1,200	97
Avaya, Inc. *	618	8
Ciena Corp. *	71	2
Cisco Systems, Inc. *	9,930	240
Comverse Technology, Inc. *	300	6
Corning, Inc. *	2,250	46
Dell, Inc. *	3,850	94
EMC Corp. *	3,650	45
Hewlett-Packard Co.	4,703	182
International Business Machines Corp.	2,500	231
Jabil Circuit, Inc.	322	9
JDS Uniphase Corp. *	251	4
Juniper Networks, Inc. *	600	10
Lexmark International, Inc., Class A *	200	13
Lucent Technologies, Inc. *	7,019	17
Molex, Inc.	250	9
Motorola, Inc.	3,666	85
NCR Corp. *	400	17
Network Appliance, Inc. *	500	18
QLogic Corp. *	276	6
QUALCOMM, Inc.	2,400	87
SanDisk Corp. *	285	14
Sanmina — SCI Corp. *	800	3
Solectron Corp. *	1,000	3
Sun Microsystems, Inc. *	5,000	27
Symbol Technologies, Inc.	322	5
Tektronix, Inc.	200	6
Tellabs, Inc. *	600	6
Xerox Corp. *	1,200	20
		1,337
Telecommunication Services 0.2%
ALLTEL Corp.	500	27
AT&T Corp.	5,945	203
BellSouth Corp.	2,750	124
CenturyTel, Inc.	250	10
Citizens Communications Co.	410	6
Embarq Corp.	222	11
Qwest Communications International, Inc. *	2,524	22
Sprint Nextel Corp.	4,454	83
Verizon Communications, Inc.	4,188	155
Windstream Corp.	516	7
		648
Transportation 0.1%
Burlington Northern Santa Fe Corp.	600	47
CSX Corp.	600	21
Delta Air Lines, Inc. *	200	—
FedEx Corp.	460	53
Norfolk Southern Corp.	600	32
Ryder System, Inc.	100	5
Southwest Airlines Co.	1,218	18

See financial notes.    45

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Union Pacific Corp.	400	36
United Parcel Service, Inc., Class B	1,712	129
		341
Utilities 0.2%
Allegheny Energy, Inc. *	170	7
Ameren Corp.	300	16
American Electric Power Co., Inc.	580	24
CenterPoint Energy, Inc.	474	7
CMS Energy Corp. *	200	3
Consolidated Edison, Inc.	300	15
Constellation Energy Group, Inc.	200	13
Dominion Resources, Inc.	515	42
DTE Energy Co.	200	9
Duke Energy Corp.	1,876	59
Dynegy, Inc., Class A *	500	3
Edison International	500	22
Entergy Corp.	350	30
Exelon Corp.	1,024	63
FirstEnergy Corp.	533	31
FPL Group, Inc.	600	31
KeySpan Corp.	200	8
Nicor, Inc.	100	5
NiSource, Inc.	376	9
Peoples Energy Corp.	100	4
PG&E Corp.	600	26
Pinnacle West Capital Corp.	100	5
PPL Corp.	600	21
Progress Energy, Inc.	354	16
Public Service Enterprise Group, Inc.	400	24
Sempra Energy	297	16
TECO Energy, Inc.	200	3
The AES Corp. *	800	18
The Southern Co.	1,100	40
TXU Corp.	800	51
Xcel Energy, Inc.	510	11
		632
Other Investment Companies 93.4% of net assets
Schwab Institutional Select S&P 500 Fund (a)	171,198	1,881
Schwab International Index Fund, Select Shares (a)	1,474,762	31,176
Schwab S&P 500 Index Fund, Select Shares (a)	1,980,547	42,701
Schwab Small-Cap Index Fund, Select Shares (a)	1,197,766	31,106
Schwab Total Bond Market Fund (a)	17,293,603	169,996
Schwab Value Advantage Money Fund, Institutional Shares (a)	13,403,662	13,404
		290,264

Security Rate, Maturity Date	Face Amount ($ x 1,000)
Short-Term Investment 0.4% of net assets
Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	1,153	1,153

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $264,842 and the unrealized appreciation and depreciation were $48,162 and ($2,157), respectively, with net unrealized appreciation of $46,005.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

46    See financial notes.

Schwab MarketTrack Conservative Portfolio

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $249,898)		$290,264
Investments, in unaffiliated issuers at value (cost $13,447)	+	20,583
Total investments, at value (cost $263,345)		310,847
Receivables:
Fund shares sold		215
Dividends		733
Prepaid expenses	+	2
Total assets		311,797

Liabilities
Payables:
Investments bought		693
Investment adviser and administrator fees		4
Transfer agent and shareholder service fees		5
Fund shares redeemed		237
Trustee fees		1
Accrued expenses	+	58
Total liabilities		998

Net Assets
Total assets		311,797
Total liabilities		–998
Net assets		$310,799

Net Assets by Source
Capital received from investors		259,316
Net investment income not yet distributed		1,190
Net realized capital gains		2,791
Net unrealized capital gains		47,502

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$231,626		16,167		$14.33
P Shares	$79,173		5,527		$14.32

See financial notes.    47

Schwab MarketTrack Conservative Portfolio

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$10,558
Dividends received from unaffiliated		313
Interest	+	92
Total Investment Income		10,963

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		3,800
Net realized gains received from affiliated underlying funds		657
Net realized losses on unaffiliated investments	+	(72)
Net realized gains		4,385

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		26,872
Net unrealized losses on unaffiliated investments	+	(11,180)
Net unrealized gains		15,692

Expenses
Investment adviser and administrator fees		1,360
Transfer agent and shareholder service fees:
Investor Shares		660
Select Shares		45
Registration fees		55
Professional fees		32
Portfolio accounting fees		31
Shareholder reports		21
Custodian fees		12
Trustees’ fees		8
Other expenses	+	11
Total expenses		2,235
Expense reduction by adviser and Schwab		–757
Net expenses		1,478

Increase in Net Assets from Operations
Total investment income		10,963
Net expenses		–1,478
Net investment income		9,485
Net realized gains		4,385
Net unrealized gains	+	15,692
Increase in net assets from operations		$29,562

48    See financial notes.

Schwab MarketTrack Conservative Portfolio

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05—10/31/06		11/1/04—10/31/05
Net investment income		$9,485	$8,081
Net realized gains		4,385	2,298
Net unrealized gains	+	15,692	4,872
Increase in net assets from operations		29,562	15,251

Distributions Paid
Dividends from net investment income
Investor Shares		8,287	7,852
P Shares	+	1,074	—
Total dividends from net investment income		9,361	7,852

Distributions from net realized gains
Investor Shares		202	—
P Shares	+	—	—
Total distributions from net realized gains		202	—

Total distributions		$9,563	$7,852

Transactions in Fund Shares

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		3,757	$51,692	4,139	$55,417
P Shares	+	6,493	90,438	—	—
Total shares sold		10,250	$142,130	4,139	$55,417

Shares Reinvested
Investor Shares		587	$8,073	560	$7,474
P Shares	+	78	1,074	—	—
Total shares reinvested		665	$9,147	560	$7,474

Shares Redeemed
Investor Shares		(10,556)	$(146,482)	(4,489)	$(60,077)
P Shares	+	(1,044)	(14,366)	—	—
Total shares redeemed		(11,600)	$(160,848)	(4,489)	$(60,077)

Net transactions in fund shares		(685)	$(9,571)	210	$2,814

Shares Outstanding and Net Assets

	11/1/05—10/31/06			11/1/04—10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,379	$300,371	22,169	$290,158
Total increase or decrease	+	(685)	10,428	210	10,213
End of period		21,694	$310,799	22,379	$300,371
Net investment income not yet distributed			$1,190		$601

See financial notes.    49

Schwab MarketTrack Portfolios

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (Trust), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab MartketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Laudus U.S. MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™
Schwab Viewpoints Fund™

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Both Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Conservative Portfolio offer two share classes: Investor Shares and P Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Balanced Portfolio each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

50

Schwab MarketTrack Portfolios

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(b)	Portfolio Investments:

Futures Contracts: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d)	Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f)	Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(g)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

    51

Schwab MarketTrack Portfolios

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(h)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets	MarketTrack All Equity Portfolio	MarketTrack Growth Portfolio	MarketTrack Balanced Portfolio	MarketTrack Conservative Portfolio
First $500 million	0.44%	0.44%	0.44%	0.44%
Over $500 million	0.39%	0.39%	0.39%	0.39%

52

Schwab MarketTrack Portfolios

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
P Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

	MarketTrack All Equity Portfolio	MarketTrack Growth Portfolio	MarketTrack Balanced Portfolio	MarketTrack Conservative Portfolio
Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	0.35%

*	P Shares are only offered by MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio.

Such expense reductions are disclosed in the statement of operations.

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2006, the shares owned by each MarketTrack Portfolio as a percentage of the total shares of the underlying funds are:

Schwab Equity Index Funds:
S&P 500 Index Fund	—	—	—	0.5%
Small-Cap Index Fund	7.9%	8.5%	4.8%	1.9%
International Index Fund	9.5%	8.6%	4.8%	1.9%

Schwab Bond Funds:
Total Bond Market Fund	—	8.4%	14.5%	13.4%

Schwab Institutional Select Funds:
Institutional Select S&P 500 Index	11.3%	8.2%	4.0%	0.1%

Schwab Money Funds:
Value Advantage Money Fund	—	0.1%	0.1%	—**

**	Less than 0.1%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2006, each fund’s total security transactions (including in-kind redemptions) with other Schwab Funds were as follows:

MarketTrack All Equity Portfolio	—
MarketTrack Growth Portfolio	—
MarketTrack Balanced Portfolio	—
MarketTrack Conservative Portfolio	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

    53

Schwab MarketTrack Portfolios

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

Independent Trustee

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities: (All dollar amounts are × 1,000)

For the fiscal year ended October 31, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
MarketTrack All Equity Portfolio	$38,590	$57,971
MarketTrack Growth Portfolio	50,620	77,224
MarketTrack Balanced Portfolio	43,593	77,421
MarketTrack Conservative Portfolio	33,095	41,302

5.	Redemption Fee: (All dollar amounts are × 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased after 4/29/05, the funds charge 2.00% redemption fees on shares (excluding P shares) held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

	Current Period	Prior Period
MarketTrack All Equity Portfolio	$13	$8
MarketTrack Growth Portfolio
Investor Shares	11	10
MarketTrack Balanced Portfolio	3	5
MarketTrack Conservative Portfolio
Investor Shares	16	3

6.	Borrowing: (All dollar amounts are × 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

Fund	Amount Outstanding at 10/31/06	Average Borrowing*	Weighted Average Interest Rate*(%)
MarketTrack All Equity Portfolio	$—	$1,246	4.78
MarketTrack Growth Portfolio	—	987	5.02
MarketTrack Balanced Portfolio	—	509	5.13
MarketTrack Conservative Portfolio	—	471	5.14

*	Based on the number of days for which the borrowing is outstanding.

54

Schwab MarketTrack Portfolios

Financial Notes (continued)

7.  Federal Income Taxes:
(All dollar amounts are × 1,000)

As of October 31, 2006, the components of distributable earnings on a tax-basis were as follows:

	MarketTrack All Equity Portfolio		MarketTrack Growth Portfolio	MarketTrack Balanced Portfolio	MarketTrack Conservative Portfolio
Undistributed ordinary income	$2	*	$3,726	$7,085	$1,190
Undistributed long-term capital gains	—		6,526	8,968	4,289
Unrealized appreciation	103,591		195,244	118,917	48,162
Unrealized depreciation	—		(7,347)	(5,075)	(2,157)
Net unrealized appreciation / (depreciation)	$103,591		$187,897	$113,842	$46,005

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

Expire	MarketTrack All Equity Portfolio*	MarketTrack Growth Portfolio	MarketTrack Balanced Portfolio	MarketTrack Conservative Portfolio
2010	$5,648	$—	$—	$—
2011	13,010	—	—	—
2012	6,944	—	—	—
Total	$25,602	$—	$—	$—

For tax purposes, realized capital losses, occuring after October 31, may be deferred and treated as occuring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	MarketTrack All Equity Portfolio*	MarketTrack Growth Portfolio	MarketTrack Balanced Portfolio	MarketTrack Conservative Portfolio
Deferred capital losses	$58	$—	$—	$—
Capital losses utilized	5,410	5,181	—	—

The tax-basis components of distributions paid during the current and prior fiscal years were:

	MarketTrack All Equity Portfolio*	MarketTrack Growth Portfolio	MarketTrack Balanced Portfolio	MarketTrack Conservative Portfolio
Current period distributions
Ordinary income	$5,267	$10,988	$11,244	$9,361
Long-term capital gains	—	—	1,491	202
Return of capital	—	—	—	—

Prior period distributions
Ordinary income	$5,060	$9,037	$10,162	$7,852
Long-term capital gains	—	—	—	—
Return of capital	—	—	—	—

*	Tax information for Market Track All Equity Portfolio is as of December 31, 2005.

    55

Schwab MarketTrack Portfolios

Financial Notes (continued)

7.  Federal Income Taxes (continued):

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2006, the funds made the following reclassifications:

	MarketTrack All Equity Portfolio*	MarketTrack Growth Portfolio	MarketTrack Balanced Portfolio	MarketTrack Conservative Portfolio
Capital shares	$—	$(1)	$(1)	$1
Undistributed net investment income	—	269	505	463
Net realized capital gains and losses	—	(268)	(504)	(464)

Other Federal Tax Information (unaudited)
(All dollar amounts are × 1,000):

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2006, qualify for the corporate dividends received deduction:

Percentage
MarketTrack All Equity Portfolio	100.00%
MarketTrack Growth Portfolio	51.01
MarketTrack Balanced Portfolio	35.65
MarketTrack Conservative Portfolio	20.87

For the fiscal year ended October 31, 2006, the fund’s designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2007 via IRS form 1099 of the amounts for use in preparing their 2006 income tax return.

MarketTrack All Equity Portfolio	$5,267
MarketTrack Growth Portfolio	7,510
MarketTrack Balanced Portfolio	4,860
MarketTrack Conservative Portfolio	2,546

*	Tax information for Market Track All Equity Portfolio is as of December 31, 2005.

56

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2006

    57

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds

58

and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below gives information about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of October 31, 2006, the Fund Complex included 96 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	96	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	96
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

60

Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	96	None.

    61

Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Charles Schwab & Co., Inc., Charles Schwab
Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

62

Officers of the Trust continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006)
Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

    63

Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization  See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate  For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS)  A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

64

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™
Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.[1] Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13813-09

Annual Report October 31, 2006
COMMAND PERFORMANCE™

Laudus MarketMasters Funds™

Laudus U.S. MarketMasters Fund™

Laudus Small-Cap MarketMasters Fund™

Laudus International MarketMasters Fund™

Three distinct Funds, each combining the expertise of leading investment managers with Schwab’s overall supervision.

In this report

Performance at a Glance	2
From the President	3
Investment Environment	4
Laudus U.S. MarketMasters Fund™	6
Laudus Small-Cap MarketMasters Fund™	8
Laudus International MarketMasters Fund™	10
Fund Expenses	12
Financial Statements and Portfolio Holdings	13
Financial Notes	43
Investment Advisory and Sub-Advisory Agreement Approval	51
Trustees and Officers	54
Glossary	58

Select Shares® are available for the MarketMasters Funds™

The Laudus MarketMasters Funds offer Select Shares, a share class that carries lower expenses than Investor Shares™ in exchange for higher investment minimums. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

To learn more, please see the Funds’ prospectus at www.laudus.com. Or call 1.800.435.4000 to order a prospectus or to speak with a representative.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. (member SIPC) serves as dealer for the Laudus Funds.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Laudus U.S. MarketMasters Fund™
Investor Shares (Ticker Symbol: SWOGX)	14.71%
Select Shares (Ticker Symbol: SWMGX)	14.81%
Benchmark: S&P 500® Index	16.34%
Fund Category: Morningstar Large-Cap Blend	14.74%
Performance Details	pages 6–7

Laudus Small-Cap MarketMasters Fund™
Investor Shares (Ticker Symbol: SWOSX)	15.33%
Select Shares (Ticker Symbol: SWMSX)	15.61%
Benchmark: Russell 2000® Index	19.98%
Fund Category: Morningstar Small-Cap Blend	16.35%
Performance Details	pages 8–9

Laudus International MarketMasters Fund™
Investor Shares (Ticker Symbol: SWOIX)	24.66%
Select Shares (Ticker Symbol: SWMIX)	24.88%
Benchmark: MSCI-EAFE® Index	27.52%
Fund Category: Morningstar Foreign Large-Cap Growth	26.02%
Performance Details	pages 10–11

Minimum Initial Investment[1]
Investor Shares ($1,000 for retirement, education and custodial accounts)	$ 2,500
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds’ total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Source for category information: Morningstar, Inc.

1Please see prospectus for further detail and eligibility requirements.

2    Laudus MarketMasters Funds

From the President

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for the Laudus MarketMasters Funds for the period ended October 31, 2006.

At Laudus, our primary interests are to deliver strong performance and to protect the interests of our shareholders. Accordingly, as previously communicated to shareholders, we made several enhancements to the Laudus International MarketMasters Fund during this report period. We expect that these changes will expand the fund’s ability to execute its investment strategy and improve performance potential.

First, we added two new sub-advisers, Mondrian Investment Partners Limited (Mondrian) and Wentworth, Hauser and Violich, Inc. Mondrian’s focus is on the international small-cap value sector, while Wentworth, Hauser and Violich, Inc. takes an opportunistic approach to the international large-cap growth sector. We also expanded current sub-adviser American Century Global Investment Management, Inc.’s small-cap mandate to include mid-cap growth.

With this report, you will see that we have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. You will notice, for example, that we have added a new lead page, Performance at a Glance, which includes the funds’ ticker symbols and report period returns for the funds, their benchmarks and category averages. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

At this time, I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.laudus.com. This website contains regular updates about the Laudus Funds. I encourage you to visit the website to stay informed about your fund.

With the support of investors like you, Laudus MarketMasters Funds assets exceed $2 billion as of this report date. I’d like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Laudus Funds.

Sincerely,

Laudus MarketMasters Fund  3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.
As the U.S. economy transitioned to slower growth, equities markets rebounded, aided by higher corporate profitability, falling energy/commodity prices, and lower interest rates. The S&P 500 Index returned 16.34% and the Russell 2000 Index returned 19.98%, respectively, for the one-year report period ended October 31, 2006. Improving fundamentals and attractive valuations strengthened investor interest in emerging markets and the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index returned 27.52%. Performance in the bond markets has been mixed over the year, although the Lehman Brothers U.S. Aggregate Bond Index gained 5.19%. Several key issues continued to resonate with investors, including slowing economic growth, Federal Reserve (the Fed) policy, a sluggish real estate market, inflation concerns, and fluctuating energy prices.

Economic growth has been anything but predictable over the past year. The last quarter of 2005 saw Gross Domestic Product (GDP) slow considerably as the economy adjusted to changes in inventories and higher energy prices. Although Hurricane Katrina remained a focal point in the news late in 2005, its economic impact was determined to be minimal as damage remained contained within the hurricane’s path. In the first quarter of 2006, GDP then rebounded, only to slow later in the year. Though falling existing home sales and lower motor vehicle production have done much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote stable growth. The unemployment rate fell to a cyclical low of 4.4% in the third quarter of 2006 while consumer spending and business investment remained key contributors to GDP growth.

In efforts to curb inflationary pressures, the Fed raised short-term interest rates six times during the period. August marked a key point in the year as Committee members decided to hold the Fed’s target rate at 5.25%, where it remained as of the end of the report period. In its statement, the Fed noted that the economy appeared

Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.
■ 16.34%	S&P® 500 Index: measures U.S. large-cap stocks
■ 19.98%	Russell 2000® Index: measures U.S. small-cap stocks
■ 27.52%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
■ 5.19%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4    Laudus MarketMasters Funds

The Investment Environment  continued

to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, and a cooling of the housing market. The Fed indicated they generally expected the economy to grow at a pace below its potential, which proved to be an accurate prediction. Consistent with the Fed’s report, GDP continued to decline, growing only 2.2% in the third quarter of 2006.

Energy prices have been a key issue in the markets over the past year. Following Hurricane Katrina, oil prices peaked around $71 per barrel, with domestic gasoline prices passing $3.00 a gallon. Prices subsequently fell, but rebounded nearly 21% early in 2006, partly due to concerns that Iran might cut back exports in response to a dispute over their nuclear program. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined nearly 26% since July 2006’s record $78.40 per barrel, yet still remained around the $60–61 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 have also had a significant impact on the housing market. Housing starts fell considerably, down nearly 34% since the beginning of 2006. Existing home sales continued to decline as well, falling nearly 15% from their peak reached in 2005. Although sales have dropped, they remained strong by historical standards. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy. With regards to GDP, housing took off about one percent in the third quarter of 2006, although rebounds in income, consumer spending, and investments helped to offset the impact.

Despite a moderation in economic growth during the report period, economic fundamentals remained healthy as of the end of the period. The Fed’s task of balancing inflation pressures without significantly hindering economic growth will be thoroughly scrutinized in the coming months. The challenge is to bring this economy to a state of stable growth and achieve a soft landing.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds    5

Laudus U.S. MarketMasters Fund™

Jeffrey Mortimer, CFA, senior vice
president and chief investment
officer, equities, is responsible for the
overall management of the fund.

Caroline Lee, director and portfolio
manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus U.S. MarketMasters Fund Investor Shares returned 14.71% for the one-year period, trailing its benchmark, the S&P 500 Index, which gained 16.34% for the same period. Thornburg Investment Management, Inc. had a positive impact on the fund and outperformed its benchmark, the S&P 500 Index, due to strong stock selection in the Consumer Discretionary and Telecommunication Services sectors; positions in companies such as Las Vegas Sands Corporation, DirecTV Group, Comcast, NII Holdings, Inc. and American Tower Corporation positively contributed to return. TCW Investment Management Company tracked its benchmark, the Russell Mid-Cap Value Index, as gains in stock selection were offset by weak industry group selection, particularly within the Information Technology sector; holdings in ASML Holdings, Avid Technology, Inc. and Analog Devices, Inc. detracted from performance. Harris Associates L.P., the fund’s mid/large-cap value manager, fell short of outperforming the Russell 1000 Value Index as a result of poor stock selection, particularly in the Consumer Discretionary and Information Technology sectors; positions in Dell, Inc., Tiffany & Co. and Lennar Corp. detracted from returns. Gardner Lewis Asset Management L.P., whose focus is growth, also underperformed its benchmark, the Russell 1000 Growth Index, as a result of weak stock selection and sector allocation, particularly within the Health Care sector; holdings in such companies as St. Jude Medical, Inc. and Boston Scientific Corp. detracted from performance. In order to reduce exposure to large-cap growth, we reduced the fund’s allocation to Gardner Lewis over this report period and brought the fund closer to neutrality.

As of 10/31/06:

Statistics
Number of Holdings	159
Weighted Average Market Cap ($ x 1,000,000)	50,990
Price/Earnings Ratio (P/E)	20.7
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Information Technology	21.2%
Consumer Discretionary	20.2%
Financials	15.4%
Health Care	14.2%
Industrials	5.9%
Energy	4.7%
Telecommunication Services	3.9%
Consumer Staples	3.6%
Materials	3.1%
Utilities	1.2%
Other	6.6%
Total	100.0%

Top Holdings % of Net Assets[1]
Google, Inc., Class A	1.8%
Comcast Corp.	1.7%
Dell, Inc.	1.7%
National Semiconductor Corp.	1.3%
NII Holdings, Inc.	1.2%
Hewlett-Packard Co.	1.2%
Caremark Rx, Inc.	1.2%
Exxon Mobil Corp.	1.2%
Microsoft Corp.	1.1%
YUM! Brands, Inc.	1.1%
Total	13.5%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

6    Laudus MarketMasters Funds

Laudus U.S. MarketMasters Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	5 years	Since Inception
Investor Shares (11/18/96)	14.71%	7.23%	6.79%
Select Shares® (6/4/04)	14.81%	n/a	9.51%
Benchmark: S&P 500® Index	16.34%	7.25%	(11/18/96) 8.18%
			(6/4/04) 11.08%
Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	(11/18/96) 7.47%
			(6/4/04) 10.46%

Style Assessment[3]

Investment Managers and Allocations
Investment Manager	Investment Style	% of Net Assets
Gardner Lewis Asset Management L.P.	Large-Cap Growth	23.0%
Harris Associates L.P.	Mid/Large-Cap Value	19.7%
TCW Investment Management Company	Small/Mid-Cap Blend	22.2%
Thornburg Investment Management, Inc.	Large-Cap Blend	32.9%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds    7

Laudus Small-Cap MarketMasters Fund™

Jeffrey Mortimer, CFA, senior vice
president and chief investment
officer, equities, is responsible for the
overall management of the fund.

Caroline Lee, director and portfolio
manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and llocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus Small-Cap MarketMasters Fund Investor Shares posted a positive return of 15.33% for the period, yet trailed its benchmark, the Russell 2000 Index, which was up 19.98%. A positive contributor to the fund’s returns was TAMRO Capital Partners, LLC, which beat its benchmark, the Russell 2000 Value Index, as a result of superior stock selection, particularly within the Financial and Industrials sectors; positions in First Marblehead Corp., Knight Capital Group, Inc., General Cable Corp. and Manitowoc Co., Inc. positively contributed to returns. Tocqueville Asset Management LP, whose focus is small-cap blend, also outperformed its benchmark, the Russell 2000 Index, primarily as a result of strong stock selection, particularly in the Energy and Information Technology sectors; holdings such as Aspen Technology, Inc., Oceaneering International, Inc. and TETRA Technologies, Inc. contributed to performance. TCW Investment Management Company tracked its benchmark, the Russell Mid-Cap Value Index, as gains in stock selection were offset by sector allocation. Veredus Asset Management LLC, whose focus is small-cap growth, underperformed its benchmark, the Russell 2000 Growth Index, mainly due to weak stock selection, particularly in Health Care and Consumer discretionary; positions in Foxhollow Technologies, Inc. and Syneron Medical, Ltd. detracted from returns. We have reduced the fund’s exposure to small-cap growth, as reflected by a reduction in Veredus’ allocation, and brought the fund closer to neutrality.

As of 10/31/06:

Statistics
Number of Holdings	200
Weighted Average Market Cap ($ x 1,000,000)	1,994
Price/Earnings Ratio (P/E)	35.7
Price/Book Ratio (P/B)	2.4

Sector Weightings % of Investments
Information Technology	31.0%
Industrials	16.1%
Health Care	13.8%
Consumer Discretionary	12.6%
Financials	9.1%
Energy	4.9%
Consumer Staples	4.6%
Materials	2.8%
Others	5.1%
Total	100.0%

Top Holdings % of Net Assets[1]
The Hain Celestial Group, Inc.	1.8%
ManTech International Corp., Class A	1.4%
Baldor Electric Co.	1.4%
Packeteer, Inc.	1.3%
Analogic Corp.	1.2%
The Manitowoc Co., Inc.	1.1%
Pharmion Corp.	1.1%
Vignette Corp.	1.1%
Lionbridge Technologies, Inc.	1.0%
Thoratec Corp.	1.0%
Total	12.4%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories.

1This list is not a recommendation of any security by the investment adviser.

8    Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	5 years	Since Inception
Investor Shares (9/16/97)	15.33%	12.18%	7.09%
Select Shares (6/9/04)	15.61%	n/a	10.84%
Benchmark: Russell 2000® Index	19.98%	13.75%	(9/16/97) 7.59%
			(6/9/04) 13.83%
Fund Category: Morningstar Small-Cap Blend	16.35%	13.54%	(9/16/97) 8.37%
			(6/9/04) 13.90%

Style Assessment[3]

Investment Managers and Allocations
Investment Manager	Investment Style	% of Net Assets
TAMRO Capital Partners LLC	Small-Cap Value/Blend	34.0%
TCW Investment Management Company	Small/Mid-Cap Blend	19.9%
Tocqueville Asset Management L.P.	Small-Cap Blend	28.9%
Veredus Asset Management LLC	Small-Cap Growth	15.4%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

3Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds    9

Laudus International MarketMasters Fund™

Jeffrey Mortimer, CFA, senior vice
president and chief investment
officer, equities, is responsible for the
overall management of the fund.

Caroline Lee, director and portfolio
manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

Laudus MarketMasters International Fund Investor Shares returned 24.66%, underperforming its benchmark, the MSCI EAFE Index, which was up 27.52% for the report period. This index is also the benchmark for each of the fund’s investment managers. Of the investment managers, Harris Associates L.P. was a positive contributor to returns, outperforming the benchmark. This was due to strong stock selection, primarily within the Financial sector, in which Willis Group Holdings Limited was a key contributor to performance. William Blair & Company, LLC, whose focus is growth, also outperformed the benchmark as a result of strong stock selection, particularly within the Financial and Industrials sectors; holdings in Bancolombia S.A. and UBS AG positively contributed to performance. Mondrian also outperformed the benchmark as a result of strong stock selection within the Industrials and Information Technology sectors; holdings in The Weir Group plc and TT Electronics plc added to performance. On the downside, American Century Global Investment Management, Inc. underperformed the benchmark, mainly due to poor sector allocation in the Financials and Information Technology; positions in Sierra Wireless, Inc. and Zoran Corp. detracted from performance. Wentworth, Hauser and Violich, Inc. underperformed the benchmark as a result of weak sector allocation. Within the Energy sector, holdings in such stocks as Nabors Industries Ltd. and Weatherford International Ltd. detracted from performance.

As of 10/31/06:

Country Weightings % of Investments
United Kingdom	22.9%	Italy	2.8%
Japan	10.3%	Netherlands	2.8%
Switzerland	9.7%	Singapore	2.8%
Germany	7.9%	Canada	2.6%
France	6.7%	Other Countries	24.8%
Australia	2.8%	Cash & Cash Equivalents	3.9%
		Total	100.0%

Statistics
Number of Holdings	528
Weighted Average Market Cap ($ x 1,000,000)	23,665
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.9

Sector Weightings % of Investments
Consumer Discretionary	22.3%
Financials	19.3%
Industrials	18.7%
Information Technology	7.6%
Health Care	7.0%
Consumer Staples	6.9%
Materials	5.1%
Energy	4.7%
Telecommunication Services	3.5%
Utilities	0.9%
Others	4.0%
Total	100.0%

Top Holdings % of Net Assets[1]
UBS AG	1.5%
GlaxoSmithKline plc	1.4%
DaimlerChrysler AG	1.4%
British Sky Broadcasting Group plc	1.3%
Signet Group plc	1.2%
Novartis AG — Reg’d.	1.1%
SK Telecom Co., Ltd.	1.0%
Credit Suisse Group	1.0%
Diageo plc	1.0%
Adecco S.A.	1.0%
Total	11.9%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

1This list is not a recommendation of any security by the investment adviser.

10    Laudus MarketMasters Funds

Laudus International MarketMasters Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results.

Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 year	5 years	10 years	Since Inception
Investor Shares (10/16/96)	24.66%	15.73%	12.08%	n/a
Select Shares® (4/2/04)	24.88%	n/a	n/a	18.30%
Benchmark: MSCI-EAFE® Index	27.52%	14.55%	7.33%	(4/2/04) 18.09%
Fund Category: Morningstar Foreign Large-Cap Growth	26.02%	12.49%	6.74%	(4/2/04) 16.03%

Investment Managers and Allocations
Investment Manager	Investment Style	% of Net Assets
American Century Global Investment Management, Inc.	International Small/Mid-Cap	25.8%
Wentworth, Hauser and Violich	International Growth	3.9%
Harris Associates LP	International Value	33.2%
William Blair & Company, LLC	International Growth	21.2%
Mondrian Investment Partners Limited	International Small-Cap	14.6%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2Source for category information: Morningstar, Inc.

Laudus MarketMasters Funds    11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2006 and held through October 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Laudus U.S. MarketMasters Fund™
Investor Shares
Actual Return	1.15%	$1,000	$1,036.10	$5.90
Hypothetical 5% Return	1.15%	$1,000	$1,019.41	$5.85
Select Shares®
Actual Return	0.92%	$1,000	$1,036.90	$4.72
Hypothetical 5% Return	0.92%	$1,000	$1,020.57	$4.69
Laudus Small-Cap MarketMasters Fund™
Investor Shares
Actual Return	1.40%	$1,000	$969.30	$6.95
Hypothetical 5% Return	1.40%	$1,000	$1,018.15	$7.12
Select Shares
Actual Return	1.11%	$1,000	$970.10	$5.51
Hypothetical 5% Return	1.11%	$1,000	$1,019.61	$5.65
Laudus International MarketMasters Fund™
Investor Shares
Actual Return	1.52%	$1,000	$1,000.00	$7.67
Hypothetical 5% Return	1.52%	$1,000	$1,017.54	$7.74
Select Shares
Actual Return	1.34%	$1,000	$1,001.40	$6.75
Hypothetical 5% Return	1.34%	$1,000	$1,018.46	$6.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12    Laudus MarketMasters Funds

Laudus U.S. MarketMasters Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	11.26		10.30	9.94	7.48	9.20
Income or loss from investment operations:
Net investment income or loss	0.03		0.02	(0.03)	(0.01)	0.06
Net realized and unrealized gains or losses	1.63		0.94	0.39	2.47	(1.68)
Total income or loss from investment operations	1.66		0.96	0.36	2.46	(1.62)
Less distributions:
Dividends from net investment income	(0.02)		—	—	—	(0.10)
Net asset value at end of period	12.90		11.26	10.30	9.94	7.48
Total return (%)	14.71		9.32	3.62	32.89	(17.92)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.20	[1]	1.25	1.25	1.25	0.83 [2,3]
Gross operating expenses	1.37		1.38	1.39	1.42	1.16 [3]
Net investment income or loss	0.18		0.14	(0.25)	(0.12)	0.50
Portfolio turnover rate	65		83	72	97	390
Net assets, end of period ($ x 1,000,000)	134		150	180	169	129
Select Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	6/4/04[4]— 10/31/04
Per-Share Data ($)
Net asset value at beginning of period	11.30		10.32	10.42
Income or loss from investment operations:
Net investment income or loss	0.04		0.02	(0.00)[5]
Net realized and unrealized gains or losses	1.63		0.96	(0.10)
Total income or loss from investment operations	1.67		0.98	(0.10)
Less distributions:
Dividends from net investment income	(0.04)		—	—
Net asset value at end of period	12.93		11.30	10.32
Total return (%)	14.81		9.50	(0.96)[6]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.97	[7]	1.07	1.07 [8]
Gross operating expenses	1.33		1.33	1.37 [8]
Net investment income or loss	0.43		0.25	(0.08)[8]
Portfolio turnover rate	65		83	72 [6]
Net assets, end of period ($ x 1,000,000)	8		2	1

[1]	The ratio of net operating expenses would have been 1.25%, if custody credits had not been included.
[2]	The ratio of net operating expenses would have been 0.74% if certain non-routine expenses (proxy fees) had not been included.
[3]	Prior to the fund’s change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

[4]	Commencement of operations.

[5]	Per share amount was less than $0.01.

[6]	Not annualized.

[7]	The ratio of net operating expenses would have been 1.07%, if custody credits had not been included.

[8]	Annualized.

See financial notes.    13

Laudus U.S. MarketMasters Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
89.7%	Common Stock	102,945	126,959
4.6%	Foreign Common Stock	6,271	6,452
6.7%	Short-Term Investment	9,430	9,430
101.0%	Total Investments	118,646	142,841
(1.0)%	Other Assets and Liabilities		(1,400)
100.0%	Net Assets		141,441

Security	Number of Shares	Value ($ x 1,000)
Common Stock 89.7% of net assets
Banks 3.2%
Commerce Bancorp, Inc.	8,660	302
Freddie Mac	16,926	1,168
Marshall & Ilsley Corp.	13,200	633
New York Community Bancorp, Inc.	8,757	143
People’s Bank	15,765	642
SVB Financial Group*	11,178	514
Washington Mutual, Inc.	25,000	1,058
		4,460
Capital Goods 4.3%
Alliant Techsystems, Inc.*	6,600	510
Danaher Corp.	9,800	703
Dover Corp.	11,200	532
General Electric Co.	37,800	1,327
Pentair, Inc.	21,100	695
SPX Corp.	9,890	569
Teleflex, Inc.	7,000	435
Tyco International Ltd.	46,000	1,354
		6,125
Commercial Services & Supplies 0.1%
SAIC, Inc*	10,600	212
Consumer Durables & Apparel 2.3%
Coach, Inc.*	8,400	333
Jones Apparel Group, Inc.	17,065	570
Leggett & Platt, Inc.	19,650	459
Lennar Corp., Class A	22,000	1,044
Nike, Inc., Class B	3,700	340
The Stanley Works	10,340	493
		3,239
Consumer Services 5.9%
Carnival Corp.	29,000	1,416
Las Vegas Sands Corp.*	16,900	1,288
McDonald’s Corp.	35,400	1,484
Regis Corp.	18,200	683
Starwood Hotels & Resorts Worldwide, Inc.	8,000	478
The Cheesecake Factory, Inc.*	25,400	717
Wynn Resorts Ltd. *	10,100	743
YUM! Brands, Inc.	26,600	1,582
		8,391
Diversified Financials 8.8%
American Capital Strategies Ltd.	15,700	678
American Express Co.	15,600	902
Capital One Financial Corp.	12,100	960
Chicago Mercantile Exchange Holdings, Inc.	1,463	733
Citigroup, Inc.	26,500	1,329
Federated Investors, Inc., Class B	19,900	682
JPMorgan Chase & Co.	28,000	1,328
Mellon Financial Corp.	32,100	1,246
Morgan Stanley	19,500	1,490
Nuveen Investments, Inc., Class A	18,000	888
NYSE Group, Inc.*	13,100	969
The Goldman Sachs Group, Inc.	6,350	1,205
		12,410
Energy 4.8%
Apache Corp.	17,800	1,163
Cameron International Corp.*	6,000	301
ChevronTexaco Corp.	22,175	1,490
ConocoPhillips	17,700	1,066
Exxon Mobil Corp.	23,800	1,700
Murphy Oil Corp.	6,400	302
Valero Energy Corp.	9,045	473
Weatherford International Ltd.*	6,100	250
		6,745
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	8,200	438
CVS Corp.	27,300	857
Rite Aid Corp.*	196,900	921
Sysco Corp.	14,500	507
		2,723

14    See financial notes.

Laudus U.S. MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Food, Beverage & Tobacco 1.1%
Molson Coors Brewing Co., Class B	5,640	401
Pilgrim’s Pride Corp., Class B	18,000	450
The Hershey Co.	13,000	688
		1,539
Health Care Equipment & Services 9.4%
Alcon, Inc.	5,510	584
Bausch & Lomb, Inc.	13,400	717
Baxter International, Inc.	25,500	1,172
Beckman Coulter, Inc.	6,900	397
Boston Scientific Corp.*	51,603	821
Caremark Rx, Inc.	34,850	1,716
CIGNA Corp.	8,200	959
Cytyc Corp.*	10,900	288
Eclipsys Corp.*	42,350	897
Edwards Lifesciences Corp.*	8,400	361
HEALTHSOUTH Corp.*	20,000	485
Hillenbrand Industries, Inc.	9,400	552
Hospira, Inc.*	16,580	603
Humana, Inc.*	18,500	1,110
St. Jude Medical, Inc.*	11,800	405
Tenet Healthcare Corp.*	64,400	455
Triad Hospitals, Inc.*	11,800	437
WellPoint, Inc.*	16,900	1,290
		13,249
Household & Personal Products 0.6%
Procter & Gamble Co.	14,100	894
Insurance 2.5%
American International Group, Inc.	20,900	1,404
Arthur J. Gallagher & Co.	21,650	603
Assurant, Inc.	8,710	459
MetLife, Inc.	11,300	645
Old Republic International Corp.	21,375	482
		3,593
Materials 3.1%
Air Products & Chemicals, Inc.	15,600	1,087
Cytec Industries, Inc.	10,130	561
International Flavors & Fragrances, Inc.	16,000	680
Monsanto Co.	14,600	645
Southern Copper Corp.	27,000	1,387
		4,360
Media 6.1%
Cablevision Systems Corp., Class A*	30,000	834
Comcast Corp.*	59,450	2,407
Liberty Global, Inc., Class A*	6,448	169
Liberty Global, Inc., Class C*	46,539	1,183
Liberty Media Holding Corp. — Capital*	8,310	740
The DIRECTV Group, Inc.*	51,911	1,157
The Walt Disney Co.	20,200	635
Time Warner, Inc.	75,300	1,507
		8,632
Pharmaceuticals & Biotechnology 3.6%
Fisher Scientific International, Inc.*	15,200	1,301
Johnson & Johnson	14,845	1,001
Pfizer, Inc.	45,700	1,218
Thermo Electron Corp.*	18,300	784
Valeant Pharmaceuticals International*	11,232	210
Varian, Inc.*	12,120	568
		5,082
Retailing 5.0%
Abercrombie & Fitch Co., Class A	12,900	989
Bed Bath & Beyond, Inc.*	10,600	427
Best Buy Co., Inc.	16,400	906
Federated Department Stores, Inc.	16,896	742
J.C. Penney Co., Inc.	6,900	519
Target Corp.	22,900	1,355
The Gap, Inc.	38,700	814
Tiffany & Co.	36,000	1,286
		7,038
Semiconductors & Semiconductor Equipment 7.8%
Analog Devices, Inc.	27,900	888
Applied Materials, Inc.	33,700	586
Broadcom Corp., Class A*	22,050	667
Cypress Semiconductor Corp.*	21,300	357
Intel Corp.	71,600	1,528
International Rectifier Corp.*	13,200	475
KLA-Tencor Corp.	9,800	482
LSI Logic Corp.*	62,800	631
MEMC Electronic Materials, Inc.*	26,600	944
Microchip Technology, Inc.	18,000	593
Micron Technology, Inc.*	41,600	601
National Semiconductor Corp.	74,925	1,820
Novellus Systems, Inc.*	27,150	751
Teradyne, Inc.*	55,550	779
		11,102

See financial notes.    15

Laudus U.S. MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Software & Services 5.5%
Activision, Inc.*	27,845	429
Adobe Systems, Inc.*	17,200	658
BearingPoint, Inc.*	115,420	962
Google, Inc., Class A*	5,326	2,537
McAfee, Inc.*	15,300	443
Microsoft Corp.	55,100	1,582
Oracle Corp.*	61,300	1,132
		7,743
Technology Hardware & Equipment 7.8%
ADC Telecommunications, Inc.*	40,900	585
Apple Computer, Inc.*	11,600	941
Corning, Inc.*	35,400	723
Dell, Inc.*	96,100	2,338
Diebold, Inc.	13,580	593
Hewlett-Packard Co.	45,000	1,744
Motorola, Inc.	39,200	904
QUALCOMM, Inc.	19,000	692
Sun Microsystems, Inc.*	117,300	637
Tektronix, Inc.	15,220	462
Vishay Intertechnology, Inc.*	48,200	650
Xerox Corp.*	44,900	763
		11,032
Telecommunication Services 3.3%
American Tower Corp., Class A*	39,400	1,419
Leap Wireless International, Inc.*	8,570	475
Level 3 Communications, Inc.*	181,000	958
NII Holdings, Inc.*	27,100	1,762
		4,614
Transportation 1.4%
JetBlue Airways Corp.*	90,700	1,139
Union Pacific Corp.	10,000	906
		2,045
Utilities 1.2%
Entergy Corp.	10,900	936
TXU Corp.	12,600	795
		1,731
Foreign Common Stock 4.6% of net assets
France 1.1%
Automobiles & Components 0.6%
PSA Peugeot Citroen	15,700	902

Pharmaceuticals & Biotechnology 0.5%
Sanofi-Aventis (a)	15,000	640
		1,542
Hong Kong 0.6%
Banks 0.6%
HSBC Holdings plc	49,000	925
Israel 0.5%
Pharmaceuticals & Biotechnology 0.5%
Teva Pharmaceutical Industries Ltd. (a)	20,200	666
Japan 0.5%
Automobiles & Components 0.5%
Honda Motor Co., Ltd. (a)	18,400	650
Netherlands 0.3%
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.*	19,900	455
Taiwan 0.7%
Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd. (a)	53,894	986
United Kingdom 0.9%
Insurance 0.5%
Willis Group Holdings Ltd.	16,900	642
Pharmaceuticals & Biotechnology 0.4%
GlaxoSmithKline plc (a)	11,000	586
		1,228

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 6.7% of net assets
Repurchase Agreements 6.7%
Fixed Income Clearing Corp. dated 10/31/06, due 11/01/06 at 4.8%, with a maturity value of $9,431 (fully collateralized by Federal National Mortgage Association with a value of $9,764.)	9,430	9,430

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $119,527 and the unrealized appreciation and depreciation were $25,098 and ($1,784), respectively, with a net unrealized appreciation of $23,314.

*	Non-income producing security.

(a)	American Depository Receipt.

16    See financial notes.

Laudus U.S. MarketMasters Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $118,646)		$142,841
Cash		3
Receivables:
Investments sold		125
Fund shares sold		26
Interest		1
Dividends		71
Prepaid expenses	+	1
Total assets		143,068

Liabilities
Payables:
Investments bought		1,386
Investment adviser and administrator fees		76
Transfer agent and shareholder services fees		30
Fund shares redeemed		34
Trustee fees		1
Accrued expenses	+	100
Total liabilities		1,627

Net Assets
Total assets		143,068
Total liabilities		–1,627
Net assets		$141,441

Net Assets by Source
Capital received from investors		138,855
Net investment income not yet distributed		273
Net realized capital losses		(21,882)
Net unrealized capital gains		24,195

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$133,562		10,357		$12.90
Select Shares	$7,879		609		$12.93

See financial notes.    17

Laudus U.S. MarketMasters Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers are x 1,000.

Investment Income
Dividends (net of $23 foreign withholding tax)		$1,830
Interest	+	202
Total Investment Income		2,032

Net Realized Gains and Losses
Net realized gains on investments		11,252
Net realized losses on foreign currency transactions		(3)
Net realized losses on futures contracts	+	(38)
Net realized gains		11,211

Net Unrealized Gains and Losses
Net unrealized gains on investments		8,699

Expenses
Investment adviser and administrator fees		1,357
Transfer agent and shareholder service fees:
Investor Shares		375
Select Shares		7
Custodian fees		69
Registration fees		56
Portfolio accounting fees		51
Professional fees		42
Shareholder reports		40
Trustees’ fees		6
Other expenses	+	8
Total expenses		2,011
Custody credits		–73
Expense reduction by adviser and Schwab		–186
Net expenses		1,752

Increase in Net Assets from Operations
Total investment income		2,032
Net expenses		–1,752
Net investment income		280
Net realized gains		11,211
Net unrealized gains	+	8,699
Increase in net assets from operations		$20,190

18    See financial notes.

Laudus U.S. MarketMasters Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$280	$229
Net realized gains		11,211	20,508
Net unrealized gains or losses	+	8,699	(4,726)
Increase in net assets from operations		20,190	16,011

Distributions Paid
Dividends from net investment income
Investor Shares		196	—
Select Shares	+	10	—
Total dividends from net investment income		$206	$—

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		233	$2,811	470	$5,144
Select Shares	+	525	6,214	220	2,449
Total shares sold		758	$9,025	690	$7,593

Shares Reinvested
Investor Shares		16	$188	—	$—
Select Shares	+	1	9	—	—
Total shares reinvested		17	$197	—	$—

Shares Redeemed
Investor Shares		(3,245)	$(38,952)	(4,578)	$(50,431)
Select Shares	+	(135)	(1,655)	(119)	(1,340)
Total shares redeemed		(3,380)	$(40,607)	(4,697)	$(51,771)

Net transactions in fund shares		(2,605)	$(31,385)	(4,007)	$(44,178)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,571	$152,842	17,578	$181,009
Total increase or decrease	+	(2,605)	(11,401)	(4,007)	(28,167)
End of period		10,966	$141,441	13,571	$152,842
Net investment income not yet distributed			$273		$206

See financial notes.    19

Laudus Small-Cap MarketMasters Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04		11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	13.38	12.18	11.08		7.18	8.73
Income or loss from investment operations:
Net investment income or loss	(0.13)	(0.14)	(0.14)		(0.09)	0.04
Net realized and unrealized gains or losses	2.08	1.34	1.24		3.99	(1.54)
Total income or loss from investment operations	1.95	1.20	1.10		3.90	(1.50)
Less distributions:
Dividends from net investment income	—	—	—		(0.00)[1]	(0.03)
Distributions from net realized gains	(1.13)	—	—		—	(0.02)
Total distributions	(1.13)	—	—		(0.00)[1]	(0.05)
Net asset value at end of period	14.20	13.38	12.18		11.08	7.18
Total return (%)	15.33	9.85	9.93		54.32	(17.34)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.48 [2]	1.55	1.55		1.55	0.93 [3,4]
Gross operating expenses	1.63	1.69	1.77		1.80	1.31 [3]
Net investment income	(0.82)	(0.95)	(1.08)		(0.98)	0.06
Portfolio turnover rate	105	94	140		94	324
Net assets, end of period ($ x 1,000,000)	95	108	129		115	81

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	6/9/04[5]— 10/31/04
Per-Share Data ($)
Net asset value at beginning of period	13.41	12.19	12.11
Income or loss from investment operations:
Net investment loss	(0.02)	(0.11)	(0.03)
Net realized and unrealized gains or losses	2.01	1.33	0.11
Total income from investment operations	1.99	1.22	0.08
Less distributions:
Distributions from net realized gains	(1.13)	—	—
Net asset value at end of period	14.27	13.41	12.19
Total return (%)	15.61	10.01	0.66	[6]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.16 [7]	1.37	1.37	[8]
Gross operating expenses	1.55	1.63	1.79	[8]
Net investment income	(0.43)	(0.76)	(0.91)[8]
Portfolio turnover rate	105	94	140	[6]
Net assets, end of period ($ x 1,000,000)	7	1	0.32

[1]	Per-share amount was less than $0.01.

[2]	The ratio of net operating expenses would have been 1.55% for the period ended 10/31/06, if custody credits had not been included.

[3]	Prior to the fund’s change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

[4]	The ratio of net operating expenses would have been 0.84% if certain non-routine expenses (proxy fees) had not been included.

[5]	Commencement of operations.

[6]	Not annualized.

[7]	The ratio of net operating expenses would have been 1.36% for the period ended 10/31/06, if custody credits had not been included.

[8]	Annualized.

20    See financial notes.

Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
93.5%	Common Stock	79,586	95,158
1.6%	Foreign Common Stock	1,514	1,636
5.0%	Short-Term Investment	5,098	5,098
100.1%	Total Investments	86,198	101,892
(0.1)%	Other Assets and Liabilities		(100)
100.0%	Net Assets		101,792

Security	Number of Shares	Value ($ x 1,000)
Common Stock 93.5% of net assets
Automobiles & Components 0.2%
Force Protection, Inc.*	20,600	154
Banks 1.4%
Commerce Bancorp, Inc.	6,120	214
Marshall & Ilsley Corp.	6,600	316
New York Community Bancorp, Inc.	5,719	94
People’s Bank	10,796	439
SVB Financial Group*	7,747	357
		1,420
Capital Goods 10.9%
Alliant Techsystems, Inc.*	4,600	355
American Railcar Industries, Inc.	6,425	198
Applied Signal Technology, Inc.	31,600	469
Astec Industries, Inc.*	11,000	351
Baldor Electric Co.	45,620	1,463
BE Aerospace, Inc.*	18,100	458
Dover Corp.	7,700	366
EMCOR Group, Inc.*	4,125	244
Encore Wire Corp.*	4,275	115
General Cable Corp.*	23,260	875
Granite Construction, Inc.	3,200	167
H&E Equipment Services, Inc.*	5,875	158
HEICO Corp.	3,450	125
Infrasource Services, Inc.*	14,100	276
Pentair, Inc.	14,700	484
Perini Corp.*	7,750	192
Quanta Services, Inc.*	20,225	370
SPX Corp.	6,960	400
Sterling Construction Co., Inc.*	2,475	52
Teleflex, Inc.	13,660	850
The Lamson & Sessions Co.*	9,300	203
The Manitowoc Co., Inc.	21,010	1,153
Trex Co., Inc.*	27,360	723
Trinity Industries, Inc.	6,300	227
URS Corp.*	12,925	522
Washington Group International, Inc.*	5,725	324
		11,120
Commercial Services & Supplies 3.2%
Acco Brands Corp.*	30,840	749
Corrections Corp. of America*	3,500	160
Mobile Mini, Inc.*	8,600	277
SAIC, Inc.*	6,900	138
Steelcase, Inc., Class A	48,040	796
TRC Cos., Inc.*	60,700	496
Watson Wyatt & Co., Holdings	15,100	682
		3,298
Consumer Durables & Apparel 2.8%
Crocs, Inc.*	5,775	229
Jones Apparel Group, Inc.	10,985	367
La-Z-Boy, Inc.	24,100	295
Leggett & Platt, Inc.	12,700	297
Steven Madden Ltd.	4,300	186
The Stanley Works	6,660	317
The Yankee Candle Co., Inc.	22,850	773
Under Armour, Inc.*	7,725	358
		2,822
Consumer Services 4.5%
Bob Evans Farms, Inc.	23,920	811
California Pizza Kitchen, Inc.*	22,710	733
Chipotle Mexican Grill, Inc. Class A*	9,475	568
Cosi, Inc.*	7,625	33
DeVry, Inc.*	39,800	969
Regis Corp.	12,800	481
Ruth’s Chris Steak House, Inc.*	10,875	214
The Cheesecake Factory, Inc.*	17,800	503
Vail Resorts, Inc.*	6,370	246
		4,558
Diversified Financials 3.6%
Federated Investors, Inc., Class B	13,900	477
GAMCO Investors, Inc., Class A	10,380	411
Knight Capital Group, Inc., Class A*	40,880	762
Lazard Ltd.	11,075	470
Raymond James Financial, Inc.	17,555	559
The First Marblehead Corp.	14,090	950
		3,629
Energy 4.9%
Cameron International Corp.*	4,300	215
CARBO Ceramics, Inc.	22,700	765
Helmerich & Payne, Inc.	22,900	549
Murphy Oil Corp.	4,050	191
Oceaneering International, Inc.*	25,100	903

See financial notes.    21

Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
PetroQuest Energy, Inc.*	6,000	68
TETRA Technologies, Inc.*	15,600	404
Tidewater, Inc.	10,000	497
Weatherford International Ltd.*	2,600	107
Whiting Petroleum Corp.*	16,950	756
Willbros Group, Inc.*	34,575	531
		4,986
Food & Staples Retailing 0.7%
Performance Food Group Co.*	25,220	733
Food, Beverage & Tobacco 2.3%
Molson Coors Brewing Co., Class B	3,920	279
Pilgrim’s Pride Corp., Class B	11,600	290
The Hain Celestial Group, Inc.*	63,850	1,802
		2,371
Health Care Equipment & Services 8.4%
Analogic Corp.	22,370	1,249
Bausch & Lomb, Inc.	9,400	503
Beckman Coulter, Inc.	4,800	276
Centene Corp.*	16,500	389
Dendrite International, Inc.*	64,100	670
Edwards Lifesciences Corp.*	5,900	253
HEALTHSOUTH Corp.*	14,160	343
Hillenbrand Industries, Inc.	6,500	382
Hologic, Inc.*	8,675	418
Hospira, Inc.*	11,580	421
Intuitive Surgical, Inc.*	3,875	384
Lifecell Corp.*	12,225	287
Omnicell, Inc.*	15,650	293
Rita Medical Systems, Inc.*	108,700	391
Thoratec Corp.*	64,500	1,016
Triad Hospitals, Inc.*	8,300	307
Wright Medical Group, Inc.*	38,800	959
		8,541
Household & Personal Products 0.8%
NBTY, Inc.*	28,610	796
Insurance 1.5%
Arthur J. Gallagher & Co.	15,100	421
Assurant, Inc.	5,610	295
KMG America Corp.*	67,550	513
Old Republic International Corp.	14,950	337
		1,566
Materials 2.8%
Bowater, Inc.	32,830	686
Cytec Industries, Inc.	6,550	363
Headwaters, Inc.*	23,740	588
International Flavors & Fragrances, Inc.	11,100	472
Symyx Technologies, Inc.*	30,040	737
		2,846
Pharmaceuticals & Biotechnology 5.5%
Adams Respiratory Therapeutics, Inc.*	12,975	559
Connetics Corp.*	55,600	947
PAREXEL International Corp.*	4,600	136
Perrigo Co.	39,870	713
Pharmaceutical Product Development, Inc. (PPD)	11,380	360
Pharmion Corp.*	44,500	1,088
Salix Pharmaceuticals Ltd.*	48,500	647
Thermo Electron Corp.*	12,700	544
Valeant Pharmaceuticals International*	7,850	147
Varian, Inc.*	8,520	400
		5,541
Real Estate 2.2%
FelCor Lodging Trust, Inc.	27,290	566
Innkeepers USA Trust	27,290	468
Post Properties, Inc.	6,710	329
Trammell Crow Co.*	7,200	351
Washington Real Estate Investment Trust	12,020	507
		2,221
Retailing 5.4%
1-800-FLOWERS.COM, Inc., Class A*	113,300	625
bebe stores, Inc.	11,525	286
Charlotte Russe Holding, Inc.*	4,125	114
Christopher & Banks Corp.	6,850	185
Coldwater Creek, Inc.*	7,775	237
Dick’s Sporting Goods, Inc.*	2,850	142
Federated Department Stores, Inc.	10,144	446
Fred’s, Inc.	56,070	733
Guess?, Inc.*	3,625	207
NetFlix, Inc.*	31,140	861
Sharper Image Corp.*	51,680	575
The Gap, Inc.	23,800	500
Wetseal, Inc., Class A*	49,200	307
Zumiez, Inc.*	7,725	254
		5,472
Semiconductors & Semiconductor Equipment 8.2%
Advanced Energy Industries, Inc.*	15,400	242
Amkor Technology, Inc.*	23,700	164
Brooks Automation, Inc.*	66,200	940
Cabot Microelectronics Corp.*	23,500	671
Cymer, Inc.*	7,400	343
Cypress Semiconductor Corp.*	14,900	250
FEI Co.*	13,400	306
Hittite Microwave Corp.*	6,350	218
International Rectifier Corp.*	9,300	334
Intevac, Inc.*	7,350	152
KLA-Tencor Corp.	6,300	310
Kopin Corp.*	198,500	709
LSI Logic Corp.*	43,900	441
Micron Technology, Inc.*	14,300	207
National Semiconductor Corp.	13,860	337
Netlogic Microsystems, Inc.*	10,575	210

22    See financial notes.

Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Novellus Systems, Inc.*	19,000	525
Teradyne, Inc.*	38,700	543
Trident Microsystems, Inc.*	28,350	599
TriQuint Semiconductor, Inc.*	28,025	126
Ultratech, Inc.*	53,200	760
		8,387
Software & Services 13.7%
Activision, Inc.*	19,370	299
Altiris, Inc.*	23,030	518
Ansys, Inc.*	8,975	413
aQuantive, Inc.*	16,875	459
Aspen Technology, Inc.*	91,578	918
Corillian Corp.*	45,700	136
Epicor Software Corp.*	71,100	997
Gevity HR, Inc.	36,000	813
Indus International, Inc.*	62,000	231
Informatica Corp.*	47,800	592
Interwoven, Inc.*	55,800	710
Lionbridge Technologies, Inc.*	150,100	1,016
ManTech International Corp., Class A*	43,130	1,469
McAfee, Inc.*	9,900	286
Mentor Graphics Corp.*	43,000	725
MoneyGram International, Inc.	4,825	165
Openwave Systems, Inc.*	76,200	658
Radiant Systems, Inc.*	12,700	140
RightNow Technologies, Inc.*	32,020	529
TIBCO Software, Inc.*	86,500	800
ValueClick, Inc.*	26,100	491
Vignette Corp.*	65,700	1,071
webMethods, Inc.*	67,900	511
		13,947
Technology Hardware & Equipment 8.6%
ADC Telecommunications, Inc.*	28,500	408
Andrew Corp.*	68,020	630
Avocent Corp.*	20,300	745
Diebold, Inc.	9,540	417
Emulex Corp.*	36,970	695
Itron, Inc.*	10,100	550
L-1 Identity Solutions, Inc.*	41,686	597
Packeteer, Inc.*	116,720	1,308
Polycom, Inc.*	26,220	718
Powerwave Technologies, Inc.*	120,200	783
Seachange International, Inc.*	54,400	456
Tekelec*	49,700	733
Tektronix, Inc.	9,785	297
Vishay Intertechnology, Inc.*	34,000	459
		8,796
Transportation 1.9%
AirTran Holdings, Inc.*	38,507	384
American Commercial Lines, Inc.*	5,575	357
ExpressJet Holdings, Inc.*	41,700	331
JetBlue Airways Corp.*	70,200	882
		1,954
Foreign Common Stock 1.6% of net assets
Canada 0.8%
Food, Beverage & Tobacco 0.8%
SunOpta, Inc.*	78,140	770
Netherlands 0.3%
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.*	12,800	292
Singapore 0.1%
Semiconductors & Semiconductor Equipment 0.1%
ASE Test Ltd.*	14,150	125
United Kingdom 0.4%
Insurance 0.4%
Willis Group Holdings Ltd.	11,800	449

Security	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 5.0% of net assets
Repurchase Agreement 5.0%
Fixed Income Clearing Corp. dated 10/31/06, due 11/01/06 at 4.8%, with a maturity value of $5,099 (fully collateralized by Federal National Mortgage Association with a value of $5,340.)	5,098	5,098

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $86,862, and the unrealized appreciation and depreciation were $17,298 and ($2,268), respectively, with a net appreciation of $15,030.

*	Non-income producing security.

See financial notes.    23

Laudus Small-Cap MarketMasters Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $86,198)		$101,892
Cash		2
Receivables:
Investments sold		399
Fund shares sold		25
Dividends		16
Interest		1
Prepaid expenses	+	1
Total assets		102,336

Liabilities
Payables:
Investments bought		187
Investment adviser and administrator fees		106
Transfer agent and shareholder services fees		21
Trustee fees		1
Fund shares redeemed		176
Accrued expenses	+	53
Total liabilities		544

Net Assets
Total assets		102,336
Total liabilities		–544
Net assets		$101,792

Net Assets by Source
Capital received from investors		71,410
Net investment income not yet distributed		7
Net realized capital gains		14,681
Net unrealized capital gains		15,694

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$95,185		6,702		$14.20
Select Shares	$6,607		463		$14.27

24    See financial notes.

Laudus Small-Cap MarketMasters Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends		$537
Interest	+	175
Total Investment Income		712

Net Realized Gains and Losses
Net realized gains on investments		16,134
Net realized gains on futures contracts	+	18
Net realized gains		16,152

Net Unrealized Gains and Losses
Net unrealized gains on investments		165

Expenses
Investment adviser and administrator fees		1,258
Transfer agent and shareholder service fees:
Investor Shares		263
Select Shares		5
Custodian fees		73
Registration fees		47
Professional fees		42
Shareholder reports		23
Portfolio accounting fees		15
Trustees’ fees		6
Other expenses	+	19
Total expenses		1,751
Custody credits		–78
Expense reduction by adviser and Schwab		–92
Net expenses		1,581

Increase in Net Assets from Operations
Total investment income		712
Net expenses		–1,581
Net investment losses		(869)
Net realized gains		16,152
Net unrealized gains	+	165
Increase in net assets from operations		$15,448

See financial notes.    25

Laudus Small-Cap MarketMasters Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment loss		$(869)	$(1,159)
Net realized gains		16,152	9,437
Net unrealized gains	+	165	3,833
Increase in net assets from operations		15,448	12,111

Distributions Paid
Distributions from net realized gains
Investor Shares		8,829	—
Select Shares	+	89	—
Total distributions from net realized gains		$8,918	$—

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		190	$2,628	351	$4,603
Select Shares	+	472	6,249	75	993
Total shares sold		662	$8,877	426	$5,596

Shares Reinvested
Investor Shares		623	$8,135	—	$—
Select Shares	+	5	66	—	—
Total shares reinvested		628	$8,201	—	$—

Shares Redeemed
Investor Shares		(2,205)	$(29,890)	(2,867)	$(37,600)
Select Shares	+	(75)	(1,031)	(40)	(541)
Total shares redeemed		(2,280)	$(30,921)	(2,907)	$(38,141)

Net transactions in fund shares		(990)	$(13,843)	(2,481)	$(32,545)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,155	$109,105	10,636	$129,539
Total decrease	+	(990)	(7,313)	(2,481)	(20,434)
End of period		7,165	$101,792	8,155	$109,105
Net investment income not yet distributed			$7		$11

26    See financial notes.

Laudus International MarketMasters Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	16.78	13.58	11.95	8.74	10.80
Income or loss from investment operations:
Net investment income	0.13	0.06	0.02	0.03	0.10
Net realized and unrealized gains or losses	3.98	3.16	1.65	3.18	(1.43)
Total income or loss from investment operations	4.11	3.22	1.67	3.21	(1.33)
Less distributions:
Dividends from net investment income	(0.16)	(0.02)	(0.04)	(0.00)[1]	(0.07)
Distributions from net realized gains	—	—	—	—	(0.66)
Total distributions	(0.16)	(0.02)	(0.04)	(0.00)[1]	(0.73)
Net asset value at end of period	20.73	16.78	13.58	11.95	8.74
Total return (%)	24.66	23.75	13.98	36.74	(13.65)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.57 [2]	1.65	1.65	1.65	0.99 [3,4]
Gross operating expenses	1.64	1.74	1.89	1.92	1.32 [4]
Net investment income	0.52	0.37	0.15	0.33	0.60
Portfolio turnover rate	90	53	69	99	158
Net assets, end of period ($ x 1,000,000)	1,320	794	552	302	206

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	4/2/04[5]— 10/31/04
Per-Share Data ($)
Net asset value at beginning of period	16.81	13.61	13.64
Income or loss from investment operations:
Net investment income	0.19	0.08	0.02
Net realized and unrealized gains or losses	3.96	3.17	(0.05)
Total income or loss from investment operations	4.15	3.25	(0.03)
Less distributions:
Dividends from net investment income	(0.19)	(0.05)	—
Net asset value at end of period	20.77	16.81	13.61
Total return (%)	24.88	23.90	(0.22)[6]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.39 [7]	1.47	1.47 [8]
Gross operating expenses	1.60	1.68	1.86 [8]
Net investment income	0.72	0.59	0.37 [8]
Portfolio turnover rate	90	53	69 [6]
Net assets, end of period ($ x 1,000,000)	628	274	81

[1]	Per share amount was less than $0.01.

[2]	The ratio of net operating expenses would have been 1.64% if custody credits had not been included.

[3]	The ratio of net operating expenses would have been 0.93% if certain non-routine expenses (proxy fees) had not been included.

[4]	Prior to the fund’s change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

[5]	Commencement of operations.

[6]	Not annualized.

[7]	The ratio of net operating expenses would have been 1.47% if custody credits had not been included.

[8]	Annualized.

See financial notes.    27

Laudus International MarketMasters Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
0.5%	Common Stock	8,305	9,658
94.5%	Foreign Common Stock	1,538,694	1,841,584
0.4%	Preferred Stock	5,017	8,258
0.2%	Rights	1,163	3,469
3.8%	Short-Term Investment	73,631	73,631
—%	U.S. Treasury Obligation	249	249
99.4%	Total Investments	1,627,059	1,936,849
0.6%	Other Assets and Liabilities		11,165
100.0%	Net Assets		1,948,014

Security	Number of Shares	Value ($ x 1,000)
Common Stock 0.5% of net assets
Energy 0.1%
Schlumberger Ltd.	55,000	3,469
Food & Staples Retailing 0.1%
Cencosud S.A. ADR, 144A (b)	57,500	2,462
Media 0.1%
CTC Media Inc*	55,200	1,340
Technology Hardware & Equipment 0.1%
NovAtel, Inc.*	26,564	991
Transportation 0.1%
DryShips, Inc.	100,843	1,396
Foreign Common Stock 94.5% of net assets
Australia 2.8%
Banks 0.5%
Australia and New Zealand Banking Group Ltd.	396,200	8,874
Capital Goods 0.2%
United Group Ltd.	431,337	4,876
Commercial Services & Supplies 0.1%
Transfield Services Ltd.	406,818	2,774
Diversified Financials 0.4%
Babcock & Brown Ltd.	187,500	3,160
Macquarie Bank Ltd.	71,200	4,104
		7,264
Energy 0.1%
WorleyParsons Ltd.	107,700	1,519
Materials 0.4%
BHP Billiton Ltd.	145,900	3,105
BHP Billiton Ltd. ADR	89,500	3,810
Perilya Ltd.	403,169	1,367
		8,282
Media 0.3%
Austar United Communications Ltd.*	2,379,061	2,196
Macquarie Communications Infrastructure Group	335,200	1,589
Seek Ltd.	281,000	1,158
		4,943
Pharmaceuticals & Biotechnology 0.3%
CSL Ltd.	142,800	6,194
Real Estate 0.5%
Commonwealth Property Office Fund	6,282,154	6,913
Lend Lease Corp., Ltd.	164,400	2,146
		9,059
Software & Services 0.0%
Computershare Ltd.	73,738	439
		54,224
Austria 0.4%
Banks 0.2%
Erste Bank der Oesterreichischen Sparkassen AG	32,344	2,200
Raiffeisen International Bank — Holding AG	21,800	2,492
		4,692
Energy 0.1%
C.A.T. oil AG*	37,200	815
Real Estate 0.1%
Meinl European Land Ltd.*	67,200	1,483
		6,990
Belgium 0.2%
Materials 0.1%
Umicore	17,900	2,775
Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment SA	37,154	2,015
		4,790
28    See financial notes.

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Bermuda 2.0%
Capital Goods 0.5%
Cooper Industries Ltd., Class A	22,500	2,013
Fong’s Industries Co., Ltd.	9,272,000	6,307
Ingersoll-Rand Co., Ltd., Class A	50,600	1,857
		10,177
Consumer Durables & Apparel 0.3%
Arts Optical International Holdings Ltd.	7,596,000	2,197
Hongguo International Holdings Ltd.*	6,334,000	3,329
		5,526
Energy 0.3%
Nabors Industries Ltd.*	105,700	3,264
Weatherford International Ltd.*	76,800	3,155
		6,419
Insurance 0.0%
IPC Holdings Ltd.	16,375	492
PartnerRe Ltd.	3,400	237
		729
Materials 0.2%
Aquarius Platinum Ltd.	162,644	3,024
Media 0.1%
Central European Media Enterprises, Ltd., Class A (a)*	12,600	930
Retailing 0.4%
Esprit Holdings Ltd.	406,500	3,933
Li & Fung Ltd.	1,536,400	4,011
		7,944
Technology Hardware & Equipment 0.1%
Vtech Holdings Ltd.	388,000	1,947
Transportation 0.1%
Cosco Pacific Ltd.	1,360,000	2,806
		39,502
Brazil 0.6%
Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	53,100	1,081
Household & Personal Products 0.1%
Natura Cosmeticos S.A.	88,400	1,218
Materials 0.1%
Aracruz Celulose S.A. ADR	7,500	412
Companhia Vale do Rio Doce ADR	64,900	1,651
		2,063
Retailing 0.1%
Lojas Renner S.A.	80,700	1,010
Submarino S.A.*	45,000	919
		1,929
Software & Services 0.0%
Totvs S.A.*	40,500	853
Transportation 0.2%
Companhia de Concessoes Rodoviarias	135,800	1,450
Gol Linhas Aereas International S.A.	44,200	1,377
Localiza Rent a Car S.A.	35,800	891
		3,718
		10,862
Canada 2.6%
Banks 0.1%
Canadian Western Bank	38,458	1,449
Capital Goods 0.1%
Flint Energy Services Ltd.*	35,890	1,838
Commercial Services & Supplies 0.1%
Ritchie Bros Auctioneers, Inc. (a)	21,200	1,156
Consumer Durables & Apparel 0.3%
Gildan Activewear, Inc.*	102,400	5,212
Energy 0.8%
Cameco Corp.	91,700	3,225
Canadian Natural Resources Ltd.	14,000	730
CHC Helicopter Corp., Class A	137,700	3,081
Ensign Energy Services, Inc.	35,500	576
Precision Drilling Trust	50,700	1,453
Suncor Energy, Inc	46,400	3,564
Suncor Energy, Inc.	18,800	1,441
Talisman Energy, Inc.	42,800	707
Trican Well Service Ltd.	2,200	39
		14,816
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	49,200	1,166
Shoppers Drug Mart Corp.	28,000	1,140
		2,306
Insurance 0.2%
Manulife Financial Corp.	124,600	4,048
Materials 0.4%
Alcan, Inc.	41,000	1,932
IPSCO, Inc.	23,900	2,186
Potash Corp. of Saskatchewan, Inc.	17,800	2,223
Teck Cominco Ltd., Class B	26,100	1,923
		8,264
Real Estate 0.2%
Brookfield Asset Management, Inc.	17,700	788
Northern Property Real Estate Investment Trust	171,300	3,707
		4,495
Retailing 0.1%
The Forzani Group Ltd., Class A*	120,942	1,888

See financial notes.    29

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Transportation 0.2%
Canadian National Railway Co.	43,900	2,092
Canadian Pacific Railway Ltd.	37,500	2,118
		4,210
		49,682
Cayman Islands 2.0%
Automobiles & Components 0.0%
Norstar Founders Group Ltd.	1,858,000	732
Capital Goods 0.0%
Suntech Power Holdings Co., Ltd. ADR*	1,600	42
Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	1,235,157	1,459
Consumer Services 0.1%
Ctrip.com International Ltd. ADR (a)	30,600	1,499
FU JI Food & Catering Services	457,000	802
		2,301
Energy 0.6%
GlobalSantaFe Corp.	71,500	3,711
Noble Corp.	55,100	3,863
Transocean, Inc.*	52,900	3,837
		11,411
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	1,021,000	1,854
Health Care Equipment & Services 0.1%
Mindray Medical International Ltd., ADR*	113,652	2,057
Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	662,000	1,591
Materials 0.3%
Lee & Man Paper Manufacturing Ltd.	388,000	787
Vision Grande Group Holdings Ltd.	4,506,000	3,869
		4,656
Media 0.1%
Focus Media Holding Ltd. ADR (a)*	49,678	2,627
Real Estate 0.2%
Greentown China Holdings Ltd.*	2,152,205	2,955
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	371,500	1,924
Himax Technologies, Inc. ADR (a)*	96,900	617
		2,541
Technology Hardware & Equipment 0.2%
AAC Acoustic Technology Holdings, Inc.*	1,996,000	2,313
Foxconn International Holdings Ltd.*	686,000	2,275
		4,588
		38,814
Chile 0.1%
Retailing 0.1%
S.A.C.I. Falabella, SA	524,600	1,691
Columbia 0.1%
Banks 0.1%
BanColombia S.A. ADR (a)	47,800	1,461
Denmark 0.9%
Capital Goods 0.3%
FLSmidth & Co. A/S	20,000	1,052
NKT Holding A/S	60,641	4,750
		5,802
Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S, Class B	18,699	2,167
Health Care Equipment & Services 0.1%
Coloplast A/S	24,300	2,056
Insurance 0.2%
Alm. Brand A/S*	38,975	2,188
Topdanmark A/S*	12,500	1,766
		3,954
Pharmaceuticals & Biotechnology 0.2%
Alk-Abello A/S*	6,900	1,056
Genmab A/S*	64,477	2,878
		3,934
		17,913
Egypt 0.0%
Diversified Financials 0.0%
Egyptian Financial Group — Hermes Holding*	83,500	646
Finland 0.2%
Consumer Durables & Apparel 0.1%
Amer Sports Oyj	85,200	1,887
Transportation 0.1%
Finnlines Oyj	132,645	2,778
		4,665
France 6.7%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B	107,600	8,770
Banks 0.5%
BNP Paribas	89,290	9,806

30    See financial notes.

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Capital Goods 1.3%
Carbone Lorraine S.A.	100,614	5,598
Financiere Marc de Lacharriere SA	16,150	1,504
Latecoere	142,113	4,589
Nexans S.A.	128,175	11,503
Vinci S. A.	18,000	2,028
		25,222
Consumer Durables & Apparel 0.3%
LVMH Moet Hennessy Louis Vuitton S.A.	48,200	5,020
Diversified Financials 0.1%
Eurazeo	16,765	2,140
Food, Beverage & Tobacco 0.2%
Groupe Danone	47,600	3,875
Health Care Equipment & Services 0.2%
Essilor International S.A.	32,600	3,417
Orpea*	13,200	1,106
		4,523
Household & Personal Products 0.4%
L’Oreal S.A.	86,000	8,358
Insurance 0.3%
April Group	11,200	478
Axa	21,700	827
Euler Hermes S.A.	31,472	4,086
		5,391
Media 1.7%
Ipsos	18,437	704
Publicis Groupe S.A.	330,900	12,780
Societe Television Francaise 1	207,000	7,023
Vivendi Universal S.A.	333,500	12,635
		33,142
Pharmaceuticals & Biotechnology 0.2%
Boiron S.A.	64,213	1,455
Sanofi-Aventis	33,400	2,844
		4,299
Real Estate 0.1%
Klepierre	9,700	1,463
Retailing 0.1%
Etam	17,489	1,563
Software & Services 0.2%
Capgemini SA	53,500	3,035
Iliad S.A.	18,950	1,613
		4,648
Technology Hardware & Equipment 0.6%
Ingenico S.A.*	134,980	3,117
Neopost S.A.	64,743	7,904
		11,021
Transportation 0.1%
Norbert Dentressangle	15,770	1,308
		130,549
Germany 7.6%
Automobiles & Components 2.5%
Bayerische Motoren Werke (BMW) AG	280,200	16,119
Continental AG	9,200	1,031
DaimlerChrysler AG	476,500	27,243
ElringKlinger AG	85,840	4,565
		48,958
Capital Goods 0.9%
Bilfinger Berger AG	79,990	5,000
Hochtief AG	50,300	3,290
MTU Aero Engines Holding AG	121,467	4,994
Q-Cells AG*	34,840	1,382
Rheinmetall AG	24,200	1,742
Solarworld AG	15,480	835
		17,243
Commercial Services & Supplies 0.1%
Wirecard AG*	257,531	2,206
Consumer Durables & Apparel 0.3%
Bijou Brigitte Modische Accessoires AG	4,800	997
Rational AG	26,783	5,700
		6,697
Food & Staples Retailing 0.2%
Metro AG	67,800	4,035
Health Care Equipment & Services 0.1%
Celesio AG	43,340	2,237
Household & Personal Products 0.2%
Henkel KGaA	26,100	3,131
Insurance 0.8%
Hannover Rueckversicherung AG*	359,500	15,272
Materials 0.2%
BASF AG	19,300	1,698
GEA Group AG	136,800	2,462
		4,160
Media 0.1%
CTS Eventim AG	57,955	2,007
Pharmaceuticals & Biotechnology 0.4%
QIAGEN N.V.*	323,849	5,112
Schwarz Pharma AG	25,300	2,959
		8,071
Real Estate 0.3%
Deutsche Euroshop AG	35,335	2,438
IVG Immobilien AG	85,900	3,099
		5,537
Retailing 0.1%
Praktiker Bau — und Heimwerkermaerkte Holding AG	63,547	2,022
Semiconductors & Semiconductor Equipment 0.1%
Kontron AG	146,112	2,129

See financial notes.    31

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Software & Services 0.6%
SAP AG	21,200	4,220
Software AG	51,654	3,567
United Internet AG	195,300	3,014
		10,801
Technology Hardware & Equipment 0.5%
Wincor Nixdorf AG	66,633	9,286
Utilities 0.2%
E.ON AG	34,100	4,106
RWE AG	8,600	850
		4,956
		148,748
Greece 1.0%
Banks 0.5%
EFG Eurobank Ergasias	70,640	2,348
Greek Postal Savings Bank*	103,900	2,372
National Bank of Greece S.A.	56,180	2,547
Piraeus Bank S.A.	80,200	2,287
		9,554
Capital Goods 0.1%
Frigoglass S.A.	48,851	1,009
Diversified Financials 0.3%
Marfin Financial Group S.A.	124,597	6,275
Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A.	59,500	1,947
		18,785
Hong Kong 1.2%
Capital Goods 0.1%
Melco International Development Ltd.	1,130,000	2,763
Consumer Durables & Apparel 0.2%
Fountain Set (Holdings) Ltd.	13,075,430	3,776
Ports Design Ltd.	474,500	823
		4,599
Consumer Services 0.1%
eSun Holdings Ltd.*	1,504,256	1,449
Food & Staples Retailing 0.0%
Wumart Stores, Inc.	954,800	890
Insurance 0.2%
China Life Insurance Co., Ltd.	1,444,000	3,045
Materials 0.2%
China National Building Material Co., Ltd.	3,764,000	2,089
Hung Hing Printing Group Ltd.	2,302,000	1,257
		3,346
Real Estate 0.1%
China Vanke Co., Ltd.	928,603	1,120
Hopson Development Holdings Ltd.	311,500	677
		1,797
Retailing 0.3%
Giordano International Ltd.	9,080,000	4,541
Parkson Retail Group Ltd	235,000	975
		5,516
Software & Services 0.0%
The9 Ltd. ADR*	24,741	584
		23,989
Hungary 0.2%
Pharmaceuticals & Biotechnology 0.2%
EGIS Nyrt.	23,924	3,122
India 1.3%
Automobiles & Components 0.1%
Maruti Udyog Ltd.	67,000	1,442
Banks 0.1%
HDFC Bank Ltd.	85,300	1,901
Housing Development Finance Corp., Ltd.	48,500	1,574
		3,475
Capital Goods 0.2%
Bharat Heavy Electricals Ltd.	45,900	2,456
Suzlon Energy Ltd.	49,600	1,439
		3,895
Diversified Financials 0.1%
Indiabulls Financial Services Ltd.	110,000	1,034
Household & Personal Products 0.1%
Dabur India Ltd.	512,900	1,743
Hindustan Lever Ltd.	194,000	1,016
		2,759
Materials 0.2%
India Cements Ltd.*	959,300	4,568
Software & Services 0.4%
Infosys Technologies Ltd.	85,000	3,947
Tech Mahindra Ltd.*	52,300	1,160
WNS Holdings Ltd.*	77,204	2,297
		7,404
Telecommunication Services 0.1%
Bharti Airtel Ltd.*	126,000	1,480
		26,057
Indonesia 0.1%
Banks 0.1%
PT Bank Mandiri	4,084,000	1,217
Pharmaceuticals & Biotechnology 0.0%
PT Kalbe Farma Tbk*	6,070,200	903
		2,120

32    See financial notes.

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Ireland 2.3%
Banks 1.2%
Anglo Irish Bank Corp., plc	213,300	3,828
Bank of Ireland	951,600	19,053
		22,881
Capital Goods 0.3%
Kingspan Group plc	296,700	6,289
Food, Beverage & Tobacco 0.5%
C&C Group plc	278,574	4,628
Glanbia plc	1,325,333	5,007
		9,635
Health Care Equipment & Services 0.0%
United Drug plc	185,000	869
Media 0.2%
Independent News & Media plc	1,154,009	3,890
Transportation 0.1%
Ryanair Holdings plc ADR*	29,200	1,951
		45,515
Israel 0.2%
Capital Goods 0.2%
Ormat Industries Ltd.	281,947	2,924
Technology Hardware & Equipment 0.0%
Orbotech Ltd. (a)*	25,000	604
		3,528
Italy 2.7%
Automobiles & Components 0.1%
Brembo S.p.A	144,225	1,677
Banks 0.1%
Credito Emiliano S.p.A.	97,200	1,391
Capital Goods 0.1%
Astaldi S.p.A.	317,071	2,244
Consumer Durables & Apparel 0.7%
Geox S.p.A.	87,000	1,150
Luxottica Group S.p.A.	129,600	4,005
Safilo Group SpA*	375,693	2,031
Tod’s S.p.A.	50,994	4,423
Valentino Fashion Group S.p.A.	91,571	3,281
		14,890
Diversified Financials 0.4%
Azimut Holding S.p.A.	290,268	3,282
Banca Italease	107,200	5,975
		9,257
Energy 0.3%
Saipem S.p.A.	229,400	5,404
Food & Staples Retailing 0.1%
Marr SpA	121,634	1,017
Food, Beverage & Tobacco 0.1%
Davide Campari — Milano S.p.A.	115,100	1,053
Real Estate 0.1%
Pirelli & C. Real Estate S.p.A.	17,585	1,149
Technology Hardware & Equipment 0.2%
Digital Multimedia Technologies S.p.A.*	66,515	4,448
Transportation 0.4%
Autostrada Torino — Milano S.p.A.	199,526	4,238
Gemina S.p.A.*	927,101	3,432
		7,670
Utilities 0.1%
ASM S.p.A.	214,300	1,016
Hera S.p.A.	546,300	2,147
		3,163
		53,363
Japan 10.3%
Automobiles & Components 1.6%
Denso Corp.	212,200	8,090
F.C.C. Co., Ltd.	214,600	4,940
Honda Motor Co., Ltd.	358,800	12,664
Sumitomo Rubber Industries Ltd.	182,000	2,087
Toyoda Gosei Co., Ltd.	100,000	2,316
		30,097
Banks 0.4%
Mitsubishi UFJ Financial Group, Inc.	311	3,945
Suruga Bank Ltd.	217,000	2,699
The Nishi-Nippon City Bank Ltd.	296,000	1,404
The Senshu Bank Ltd.	170,000	465
		8,513
Capital Goods 1.2%
Chiyoda Corp.	81,000	1,466
JTEKT Corp.	103,900	2,161
Komatsu Ltd.	156,000	2,807
MISUMI Group, Inc.	59,300	1,036
NGK Insulators Ltd	118,000	1,602
Nichias Corp.	188,000	1,332
Ryobi Ltd.	365,000	2,910
Takeuchi Mfg. Co., Ltd.	60,800	2,578
The Japan Steel Works Ltd.	496,000	3,315
Ushio, Inc.	169,400	3,524
		22,731
Commercial Services & Supplies 0.6%
Asahi Pretec Corp.	43,800	1,059
Meitec Corp.	120,000	3,782
Park24 Co., Ltd.	90,400	1,314
Sohgo Security Services Co., Ltd.	54,500	968
Takara Printing Co., Ltd.	298,980	3,001
Tempstaff Co., Ltd.	870	1,359
		11,483
Consumer Durables & Apparel 0.9%
Asics Corp.	167,000	2,238
ES-Con Japan Ltd.	1,715	3,430
Goldcrest Co., Ltd.	31,200	1,707

See financial notes.    33

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Hitachi Koki Co., Ltd.	71,000	1,011
Sanei-International Co., Ltd.	44,400	1,271
Sharp Corp.	158,000	2,813
Shimano, Inc.	136,800	3,812
Tamron Co., Ltd.	102,100	1,859
		18,141
Diversified Financials 1.1%
Daiwa Securities Group, Inc.	1,163,500	13,155
ORIX Corp.	28,600	8,043
Sparx Asset Management Co., Ltd.	807	584
		21,782
Energy 0.1%
Shinko Plantech Co., Ltd.	262,000	1,969
Food, Beverage & Tobacco 0.0%
Ito En, Ltd.	19,600	621
Health Care Equipment & Services 0.1%
Nakanishi, Inc.	9,900	1,206
Household & Personal Products 0.4%
Milbon Co Ltd.	5,900	195
Uni-Charm Corp.	139,200	7,758
		7,953
Materials 0.6%
Air Water, Inc.	138,000	1,321
Kanto Denka Kogyo Co., Ltd.	407,000	2,791
NIFCO, Inc.	178,100	3,653
Showa Denko K.K.	515,000	2,241
Tokai Carbon Co., Ltd.	128,000	863
		10,869
Pharmaceuticals & Biotechnology 0.3%
Takeda Pharmaceutical Co., Ltd.	98,500	6,324
Real Estate 0.7%
Aeon Mall Co., Ltd.	35,600	1,879
Joint Corp.	145,600	5,724
K.K. DaVinci Advisors*	1,113	1,216
Kenedix, Inc.	210	1,177
Tokyo Tatemono Co., Ltd.	241,000	2,874
		12,870
Retailing 0.4%
DeNa Co., Ltd.*	322	935
Honeys Co., Ltd.	57,649	2,690
Nitori Co., Ltd.	28,660	1,162
Paris Miki, Inc.	92,800	1,529
Yamada Denki Co., Ltd.	22,000	2,186
		8,502
Semiconductors & Semiconductor Equipment 0.7%
Rohm Co., Ltd.	157,000	14,416
Software & Services 0.1%
KONAMI Corp.	82,200	2,263
Technology Hardware & Equipment 0.4%
Brother Industries Ltd.	138,000	1,736
Hitachi Kokusai Electric, Inc.	86,000	1,038
Hoya Corp.	52,500	2,029
Keyence Corp.	14,800	3,272
		8,075
Telecommunication Services 0.7%
NTT DoCoMo, Inc.	8,280	12,627
		200,442
Luxembourg 0.5%
Energy 0.2%
Acergy SA*	80,836	1,471
Tenaris S.A.	72,500	2,798
		4,269
Real Estate 0.0%
Gagfah SA*	8,400	244
Telecommunication Services 0.3%
Millicom International Cellular S.A.*	94,436	4,710
		9,223
Malaysia 0.1%
Banks 0.1%
Bumiputra-Commerce Holdings Berhad	1,001,700	1,891
Transportation 0.0%
Transmile Group Berhad	199,900	695
		2,586
Mexico 0.9%
Capital Goods 0.1%
Empresas ICA S.A. de C.V.*	555,323	1,903
Consumer Durables & Apparel 0.3%
Corporacion GEO, SA de CV, Series B*	483,300	2,216
Desarrolladora Homex SA de CV ADR (a)*	23,600	1,036
Urbi, Desarrollos Urbanos, SA de CV*	594,500	1,814
		5,066
Food & Staples Retailing 0.1%
Wal-Mart de Mexico Series V	872,900	3,035
Telecommunication Services 0.2%
America Movil SA de CV	1,451,500	3,112
Transportation 0.2%
Grupo Aeroportuario del Pacifico SA de CV, ADR (a)	93,300	3,521
		16,637
Netherlands 2.6%
Capital Goods 1.1%
Arcadis N.V.	64,818	3,167
Hagemeyer N.V.*	688,200	3,519
Imtech N.V.	55,900	3,107
Koninklijke BAM Groep N.V.	386,062	8,046

34    See financial notes.

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Koninklijke Boskalis Westminster N.V.	50,757	3,702
		21,541
Commercial Services & Supplies 0.2%
USG People NV	76,600	3,127
Consumer Durables & Apparel 0.7%
Koninklijke (Royal) Philips Electronics N.V.	392,600	13,675
Diversified Financials 0.0%
ING Groep N.V. ADR	18,500	820
Energy 0.2%
Core Laboratories N.V.*	700	51
Fugro N.V.	83,393	3,612
		3,663
Retailing 0.1%
Macintosh Retail Group N.V.	48,405	1,582
Technology Hardware & Equipment 0.1%
TKH Group N.V.	10,004	705
TomTom N.V.*	46,800	1,970
		2,675
Transportation 0.2%
Koninklijke Vopak N.V.	71,082	2,725
Smit Internationale NV	23,916	1,149
		3,874
		50,957
New Zealand 0.5%
Consumer Services 0.1%
Sky City Entertainment Group Ltd.	424,598	1,464
Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	1,268,669	3,549
Retailing 0.1%
The Warehouse Group Ltd.	356,137	1,532
Transportation 0.1%
Auckland International Airport Ltd.	2,512,822	3,432
		9,977
Norway 1.4%
Consumer Durables & Apparel 0.2%
Ekornes ASA	161,200	3,491
Diversified Financials 0.1%
Acta Holding ASA	607,263	2,813
Energy 0.9%
Ability Group ASA (AGR)*	82,302	642
Deep Sea Supply ASA*	547,413	1,336
Farstad Shipping ASA	202,200	4,203
Olsen Energy ASA*	33,292	1,444
Petroleum Geo-Services ASA*	35,500	2,074
Seabird Exploration Ltd.*	190,331	1,168
SeaDrill Ltd.*	167,000	2,389
Songa Offshore ASA*	207,816	1,861
TGS Nopec Geophysical Co. ASA*	83,616	1,495
		16,612
Food, Beverage & Tobacco 0.1%
Cermaq ASA	87,397	1,077
Materials 0.0%
Yara International ASA	3,400	59
Software & Services 0.1%
Ementor ASA*	505,584	2,556
		26,608
Panama 0.1%
Transportation 0.1%
Copa Holdings S.A., Class A (a)	51,200	1,940
Papua New Guinea 0.1%
Materials 0.1%
Lihir Gold Ltd.*	969,500	2,086
Portugal 0.1%
Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	384,905	2,388
Republic of Korea 2.0%
Banks 0.2%
Kookmin Bank	54,000	4,282
Capital Goods 0.2%
KCC Corp.	7,900	2,312
Samsung Techwin Co., Ltd.	33,300	1,312
		3,624
Food & Staples Retailing 0.1%
Shinsegae Co., Ltd.	3,100	1,786
Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd.	5,490	3,555
Software & Services 0.1%
NHN Corp.*	22,440	2,223
Telecommunication Services 1.2%
LG Dacom Corp.	67,300	1,561
SK Telecom Co., Ltd.	96,900	20,986
SK Telecom Co., Ltd. ADR (a)	52,000	1,252
		23,799
		39,269
Russia 0.0%
Capital Goods 0.0%
OAO TMK GDR	22,328	564
Singapore 2.7%
Banks 0.3%
United Overseas Bank Ltd.	478,000	5,429

See financial notes.    35

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Capital Goods 0.5%
Hyflux Ltd.	3,228,000	5,455
Jaya Holdings Ltd.	1,264,000	1,154
SembCorp Marine Ltd.	1,924,000	4,224
		10,833
Consumer Services 0.1%
Raffles Education Corp., Ltd.	925,000	1,582
Diversified Financials 0.0%
Singapore Exchange Ltd.	57,000	164
Health Care Equipment & Services 0.2%
Parkway Holdings Ltd.	2,457,000	4,378
Household & Personal Products 0.1%
GP Batteries International Ltd.	1,682,000	1,470
Real Estate 0.3%
Capitaland Ltd.	1,872,300	6,556
Retailing 0.1%
Osim International Ltd.	1,002,120	1,087
Telecommunication Services 0.3%
MobileOne Ltd.	4,421,000	5,624
Transportation 0.8%
Cosco Corp.(Singapore) Ltd.	4,176,040	5,146
Goodpack Ltd.*	544,000	574
SIA Engineering Co.	940,000	2,261
Singapore Airport Ltd.	1,408,000	2,025
SMRT Corp., Ltd.	8,763,000	6,296
		16,302
		53,425
South Africa 0.2%
Diversified Financials 0.1%
JSE Ltd.	193,606	1,074
Energy 0.0%
Sasol	22,400	769
Media 0.1%
Naspers Ltd.	53,100	960
Pharmaceuticals & Biotechnology 0.0%
Aspen Pharmacare Holdings Ltd.*	111,500	507
		3,310
Spain 2.1%
Banks 0.1%
Banco Pastor SA	86,100	1,435
Capital Goods 0.2%
Mecalux, S.A.*	61,250	2,356
Tecnicas Reunidas S.A.*	59,862	2,058
		4,414
Commercial Services & Supplies 0.2%
Prosegur, Compania de Seguridad S.A.	116,381	3,483
Insurance 0.0%
Grupo Catalana Occidente, S.A.	24,700	813
Materials 0.1%
Tubacex, S.A.	263,243	1,576
Media 0.6%
Gestevision Telecinco S.A.	450,000	11,813
Pharmaceuticals & Biotechnology 0.3%
Grifols S.A.*	630,971	6,608
Retailing 0.3%
Industria de Diseno Textil SA	98,900	4,725
Utilities 0.3%
Enagas	183,800	4,454
Red Electrica de Espana	27,200	1,056
		5,510
		40,377
Sweden 0.9%
Capital Goods 0.2%
Hexagon AB	62,500	2,324
Munters AB	35,406	1,370
		3,694
Materials 0.2%
Billerud	263,900	4,108
Media 0.1%
Modern Times Group AB, Class B*	27,450	1,575
Retailing 0.2%
Hemtex AB	68,590	1,028
Lindex AB	108,055	1,437
Nobia AB	24,100	855
		3,320
Software & Services 0.0%
TradeDoubler AB*	30,500	664
Technology Hardware & Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	798,000	3,016
Telecommunication Services 0.1%
Tele2 AB, Class B	104,000	1,092
		17,469
Switzerland 9.6%
Capital Goods 1.0%
ABB Ltd.	451,300	6,712
Burckhardt Compression Holding AG*	14,686	1,594
Geberit AG	2,500	3,255
Georg Fischer AG — Reg’d.*	8,001	4,091
Kaba Holding AG*	7,645	2,231
Sulzer AG	2,800	2,460
		20,343
Commercial Services & Supplies 1.1%
Adecco S.A.	318,000	19,610
SGS SA	1,330	1,411
		21,021

36    See financial notes.

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Consumer Durables & Apparel 0.6%
Advanced Digital Broadcast Holdings SA*	22,383	1,380
Forbo Holding AG*	3,309	1,158
Schulthess Group AG	2,408	1,403
Swatch Group AG	36,400	7,182
		11,123
Diversified Financials 3.1%
Bank Sarasin & Cie AG	615	1,772
Credit Suisse Group	341,100	20,562
EFG International*	55,300	1,811
Partners Group*	41,079	3,955
UBS AG	487,160	29,089
UBS AG, Reg’d	28,800	1,723
Verwaltungs — und Privat-Bank AG	4,679	1,179
		60,091
Food, Beverage & Tobacco 0.8%
Lindt & Spruengli AG	700	1,531
Nestle S.A.	38,800	13,259
Nestle S.A. ADR	23,200	1,989
		16,779
Health Care Equipment & Services 0.2%
Galenica Holding AG — Reg’d.	7,749	1,985
Nobel Biocare Holding AG	7,750	2,120
		4,105
Materials 0.8%
Givaudan S.A. — Reg’d.	9,600	7,952
Lonza Group AG	13,700	1,057
Syngenta AG*	44,000	7,100
		16,109
Pharmaceuticals & Biotechnology 1.7%
Actelion Ltd.*	11,600	1,948
Novartis AG — Reg’d.	339,900	20,632
Novartis AG ADR	27,500	1,670
Roche Holdings AG	47,500	8,317
		32,567
Software & Services 0.1%
Temenos Group AG*	149,976	1,993
Transportation 0.2%
Kuehne & Nagel International AG	46,200	3,167
		187,298
Taiwan 2.3%
Banks 1.0%
Chinatrust Financial Holding Co., Ltd.	26,421,123	19,149
Consumer Durables & Apparel 0.2%
Inventec Appliances Corp.	312,000	703
Largan Precision Co., Ltd.	58,050	1,153
Merry Electronics Co., Ltd.	608,000	1,864
		3,720
Materials 0.1%
Chung Hwa Pulp Corp.	5,770,000	2,557
Semiconductors & Semiconductor Equipment 0.2%
MediaTek, Inc.	171,440	1,669
Realtek Semiconductor Corp.	1,248,000	1,657
		3,326
Technology Hardware & Equipment 0.8%
Catcher Technology Co., Ltd.	321,419	2,770
High Tech Computer Corp.	188,800	4,674
Hon Hai Precision Industry Co., Ltd.	915,689	5,923
Inventec Co., Ltd.	873,000	629
Wistron Corp.	1,879,000	2,171
		16,167
		44,919
Turkey 0.1%
Media 0.1%
Dogan Yayin Holding A.S.*	287,400	1,089
United Kingdom 22.8%
Banks 1.6%
HBOS plc	409,300	8,480
Lloyds TSB Group plc	1,330,000	14,206
Northern Rock plc	237,800	5,429
Standard Chartered plc	139,000	3,910
		32,025
Capital Goods 2.4%
Alfred McAlpine plc	140,560	1,442
BAE Systems plc	8,100	263
Charter plc*	211,393	3,716
Chloride Group plc	1,110,202	2,929
Cobham plc	1,146,435	4,195
Morgan Crucible Co., plc	537,568	2,679
Punch Graphix plc	1,901,295	4,479
Rolls Royce Group, Class B*	37,760,630	72
Rolls-Royce Group plc*	958,300	8,578
Spirax-Sarco Engineering plc	158,966	2,821
The Weir Group plc	793,138	7,726
Ultra Electronics Holdings plc	157,369	3,349
Vt Group plc	511,053	4,679
		46,928
Commercial Services & Supplies 1.6%
WS Atkins plc	183,545	3,056
Babcock International Group plc	499,855	3,565
De La Rue plc	390,545	4,618
Homeserve plc	126,492	4,288
Michael Page Group plc	677,500	5,215
RPS Group plc	575,645	2,558
Serco Group plc	1,203,004	8,126
		31,426
Consumer Durables & Apparel 0.2%
Aga Foodservice Group plc	186,489	1,442
The Berkeley Group Holdings plc*	77,500	2,122
		3,564
Consumer Services 1.5%
Compass Group plc	3,190,000	17,046
Greene King plc	270,446	4,932
J.D. Wetherspoon plc	347,504	3,708

See financial notes.    37

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Punch Taverns plc	206,300	4,042
		29,728
Diversified Financials 1.1%
Cattles plc	1,006,089	7,214
IG Group Holdings plc	827,422	4,008
Man Group plc	483,400	4,492
Schroders plc	292,700	5,521
		21,235
Energy 0.9%
BG Group plc	429,700	5,702
Cairn Energy plc*	58,100	1,945
Expro International Group plc	355,660	5,171
Tullow Oil plc	617,190	4,589
		17,407
Food & Staples Retailing 0.4%
Tesco plc	1,112,500	8,346
Food, Beverage & Tobacco 2.2%
British American Tobacco plc	20,900	1,149
Cadbury Schweppes plc	1,557,000	15,674
Cadbury Schweppes plc ADR	37,500	1,522
Diageo plc	1,085,000	20,062
Diageo plc ADR	26,700	1,988
Northern Foods plc	849,935	1,438
		41,833
Health Care Equipment & Services 0.2%
Gyrus Group plc*	202,214	1,397
Southern Cross Healthcare Ltd.*	321,968	1,861
		3,258
Household & Personal Products 0.4%
Reckitt Benckiser plc	167,500	7,282
Insurance 0.8%
Admiral Group plc	95,700	1,694
Willis Group Holdings Ltd. (a)	341,000	12,968
		14,662
Materials 1.1%
Anglo American plc ADR	87,700	1,989
Croda International plc	425,546	4,243
Lonmin plc	18,300	1,010
Rexam plc	381,826	4,296
Rio Tinto plc	17,600	3,897
Victrex plc	385,711	5,291
		20,726
Media 2.7%
British Sky Broadcasting Group plc	2,489,000	25,807
Johnston Press plc	1,643,800	13,099
Trinity Mirror plc	1,449,000	13,500
		52,406
Pharmaceuticals & Biotechnology 1.8%
AstraZeneca plc	125,400	7,390
GlaxoSmithKline plc	1,039,500	27,703
		35,093
Real Estate 0.2%
Big Yellow Group plc	248,631	2,539
Unite Group plc	171,772	1,627
		4,166
Retailing 1.5%
Signet Group plc	10,100,000	23,149
The Carphone Warehouse plc	1,266,848	6,834
		29,983
Software & Services 0.0%
Detica Group plc	45,200	280
Technology Hardware & Equipment 1.1%
CSR plc*	54,500	787
Laird Group plc	383,720	2,632
Rotork plc	628,909	9,405
TT electronics plc	1,842,010	7,813
Wolfson Microelectronics plc*	94,178	517
		21,154
Telecommunication Services 0.8%
Vodafone Group plc	6,312,875	16,267
Transportation 0.1%
Air Berlin Plc*	107,088	2,069
Utilities 0.2%
International Power plc	331,400	2,115
Pennon Group plc	208,114	2,051
		4,166
		444,004
Preferred Stock 0.4% of net assets
Brazil 0.2%
Banks 0.1%
Banco Itau Holding Financeira S.A.	57,100	1,880
Energy 0.1%
Petroleo Brasileiro S.A.	91,300	1,833
		3,713
Germany 0.2%
Consumer Durables & Apparel 0.2%
Hugo Boss AG	97,487	4,545
Rights 0.2% of net assets
Sweden 0.2%
JM AB*	176,230	3,468
Taiwan 0.0%
Motech Industries, Inc.*	28,751	1

38    See financial notes.

Laudus International MarketMasters Fund

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 3.8% of net assets
Repurchase Agreement 3.8%
Fixed Income Clearing Corp. dated 10/31/06, due 11/01/06 at 4.8%, with a maturity value of $73,641 (fully collateralized by Freddie Mac with a value of $75,441.)	73,631	73,631
U.S. Treasury Obligation 0.0% of net assets
U.S. Treasury Bill 4.90%, 12/14/06	249	249

End of Investments.

At 10/31/06, the tax basis cost of the fund’s investments was $1,639,562, and the unrealized appreciation and depreciation were $312,946 and ($15,659), respectively, with a net unrealized appreciation of $297,287.

As of 10/31/06, the prices of certain foreign securities held by the fund aggregating $1,654,043 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,462 or 0.1% of net assets.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

In addition to the above, the fund held the following at 10/31/2006. All numbers are x 1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contracts
Russell 2000 Index, Long expires 12/15/06	5	1,928	141
S&P 500 Index, Long, expires 12/14/06	2	692	36
			177

In addition to the above, the fund held the following at 10/31/06. All numbers x 1,000.

Expiration Date	Currency to be Received	Amount of Currency to be Received ($ x 1,000)	Currency to be Delivered	Amount of Currency to be Delivered ($ x 1,000)	Unrealized Losses ($ x 1,000)

Forward Foreign Currency Contracts
11/6/06	USD	15,189	GBP	15,035	(154)
1/31/07	USD	172	JPY	171	(1)
					(155)

See financial notes.    39

Laudus International MarketMasters Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $1,627,059)		$1,936,849
Cash		506
Foreign currency, at value (cost $8,346)		8,347
Receivables:
Investments sold		22,432
Fund shares sold		3,339
Dividends		2,039
Foreign tax reclaims		976
Interest		10
Transfer agent		25
Prepaid expenses	+	12
Total assets		1,974,535

Liabilities
Payables:
Investments bought		22,605
Investment adviser and administrator fees		2,110
Fund shares redeemed		1,389
Due to brokers for futures		6
Trustee fees		2
Unrealized depreciation on forward foreign currency contracts		155
Accrued expenses	+	254
Total liabilities		26,521

Net Assets
Total assets		1,974,535
Total liabilities		–26,521
Net assets		$1,948,014

Net Assets by Source
Capital received from investors		1,482,954
Net investment income not yet distributed		8,883
Net realized capital gains		146,351
Net unrealized capital gains		309,826

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,319,876		63,677		$20.73
Select Shares	$628,138		30,248		$20.77

40    See financial notes.

Laudus International MarketMasters Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding taxes of $2,939)		$32,499
Interest	+	1,912
Total Investment Income		34,411

Net Realized Gains and Losses
Net realized gains on investments		186,452
Net realized gains on foreign currency transactions		4,398
Net realized losses on futures contracts	+	(6,530)
Net realized gains		184,320

Net Unrealized Gains and Losses
Net unrealized gains on investments		118,523
Net unrealized losses on foreign currency transactions		(5,557)
Net unrealized gains on futures contracts	+	70
Net unrealized gains		113,036

Expenses
Investment adviser and administrator fees		20,797
Transfer agent and shareholder service fees:
Investor Shares		2,954
Select Shares		1,000
Custodian fees		1,278
Registration fees		248
Shareholder reports		179
Portfolio accounting fees		127
Professional fees		73
Trustees’ fees		16
Other expenses	+	26
Total expenses		26,698
Custody Credit		–1,205
Expense reduction by adviser and Schwab		–634
Net expenses		24,859

Increase in Net Assets from Operations
Total investment income		34,411
Net expenses		–24,859
Net investment income		9,552
Net realized gains		184,320
Net unrealized gains	+	113,036
Increase in net assets from operations		$306,908

See financial notes.    41

Laudus International MarketMasters Fund

Statement of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$9,552	$3,570
Net realized gains		184,320	56,947
Net unrealized gains	+	113,036	110,325
Increase in net assets from operations		306,908	170,842

Distributions Paid
Dividends from net investment income
Investor Shares		7,908	907
Select Shares	+	3,448	317
Total dividends from net investment income		$11,356	$1,224

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		36,898	$713,186	17,457	$271,992
Select Shares	+	20,443	394,541	11,835	185,351
Total shares sold		57,341	$1,107,727	29,292	$457,343

Shares Reinvested
Investor Shares		406	$7,287	58	$837
Select Shares	+	164	2,946	20	278
Total shares reinvested		570	$10,233	78	$1,115

Shares Redeemed
Investor Shares		(20,911)	$(404,207)	(10,865)	$(169,365)
Select Shares	+	(6,679)	(129,171)	(1,515)	(24,118)
Total shares redeemed		(27,590)	$(533,378)	(12,380)	$(193,483)

Net transactions in fund shares		30,321	$584,582	16,990	$264,975

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,604	$1,067,880	46,614	$633,287
Total increase	+	30,321	880,134	16,990	434,593
End of period		93,925	$1,948,014	63,604	$1,067,880
Net investment income not yet distributed			$8,883		$1,223

42    See financial notes.

Laudus MarketMasters Fund

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (Trust), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Viewpoints Fund

Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Laudus MarketMasters Funds offer two share classes: Investor Shares and Select Shares®.  Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their multi-manager strategy began on June 3, 2002. Also, effective November 1, 2004, the Schwab MarketMasters Funds were renamed the Laudus MarketMasters Funds.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which fund shares are priced. The Board of Trustees regularly reviews fair value determinations, made by the funds, pursuant to the procedures.

    43

Laudus MarketMasters Fund

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b)	Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: Laudus International MarketMasters Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreement: The funds may enter into a repurchase agreement. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

44

Laudus MarketMasters Fund

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d)	Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f)	Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(g)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements

    45

Laudus MarketMasters Fund

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets	U.S. MarketMasters Fund	Small-Cap MarketMasters Fund	International MarketMasters Fund
First $500 million	0.925%	1.17%	1.290%
Over $500 million	0.92%	1.13%	1.275%
Over $1 billion	0.91%	1.07%	1.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

	U.S. MarketMasters Fund	Small-Cap MarketMasters Fund	International MarketMasters Fund
Investor Shares	1.25%	1.55%	1.65%
Select Shares	1.07%	1.37%	1.47%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

46

Laudus MarketMasters Fund

Financial Notes (continued)

4.	Purchases and Sales of Investment Securities: (All dollar amounts are × 1,000)

For the fiscal year ended October 31, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
U.S. MarketMasters Fund	$90,929	$123,666
Small-Cap MarketMasters Fund	106,702	122,595
International MarketMasters Fund	1,922,153	1,386,494

5.	Redemption Fee: (All dollar amounts are × 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased on or prior to 4/29/05, the Laudus International MarketMasters Fund charged a redemption fee of 1.50% on shares held 180 days or less. For shares purchased after 4/29/05, the funds charge a redemption fee of 2.00% on shares held less than 30 days. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

	Current Period	Prior Period
U.S. MarketMasters Fund
Investor Shares	$5	$1
Select Shares	—	—
Small-Cap MarketMasters Fund
Investor Shares	$3	$2
Select Shares	—	—
International MarketMasters Fund
Investor Shares	$89	$102
Select Shares	$47	$26

6.	Borrowing: (All dollar amounts are × 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

Fund	Amount Outstanding at 10/31/06	Average Borrowing*	Weighted Average Interest Rate*(%)
U.S. MarketMasters Fund	$—	$50	7.25
Small-Cap MarketMasters Fund	—	74	5.18
International MarketMasters Fund	—	3,672	5.98

*	Based on the number of days for which the borrowing is outstanding.

    47

Laudus MarketMasters Fund

Financial Notes (continued)

7.	Federal Income Taxes: (All dollar amounts are × 1,000)

As of October 31, 2006, the components of distributable earnings on a tax-basis were as follows:

	U.S. MarketMasters Fund	Small-Cap MarketMasters Fund	International MarketMasters Fund
Undistributed ordinary income	$273	$2,643	$15,958
Undistributed long-term capital gains	—	12,710	151,792
Unrealized appreciation on investments	25,098	17,298	312,946
Unrealized depreciation on investments	(1,784)	(2,268)	(15,659)
Other unrealized appreciation (depreciation)	—	—	23
Net unrealized appreciation/ (depreciation)	$23,314	$15,030	$297,310

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

	U.S. MarketMasters Fund	Small-Cap MarketMasters Fund	International MarketMasters Fund
2010	$20,397	$—	$—
2011	604	—	—
Total	$21,001	$—	$—

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	U.S. MarketMasters Fund	Small-Cap MarketMasters Fund	International MarketMasters Fund
Capital losses utilized	$11,097	$—	$25,860

The tax-basis components of distributions paid during the current and prior fiscal years were:

	U.S. MarketMasters Fund	Small-Cap MarketMasters Fund	International MarketMasters Fund
Current period distributions
Ordinary income	$206	$—	$11,356
Long-term capital gains	—	$8,918	—
Return of capital	—	—	—

Prior period distributions
Ordinary income	—	—	1,224
Long-term capital gains	—	—	—
Return of capital	—	—	—

48

Laudus MarketMasters Fund

Financial Notes (continued)

7.  Federal Income Taxes (continued):

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2006, the funds made the following reclassifications:

	U.S. MarketMasters Fund	Small-Cap MarketMasters Fund	International MarketMasters Fund
Capital shares	$1	$2	$—
Undistributed net investment income	(7)	865	9,464
Net realized capital gains and losses	6	(867)	(9,464)

Other Federal Tax Information (Unaudited)
(All dollar amounts are × 1,000)
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2006, qualify for the corporate dividends received deduction:

Percentage
U.S. MarketMasters Fund	100%
Small-Cap MarketMasters Fund	0%
International MarketMasters Fund	0%

For the fiscal year ended October 31, 2006, the fund’s designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2007 via IRS form 1099 of the amounts for use in preparing their 2006 income tax return.

U.S. MarketMasters Fund	$206
Small-Cap MarketMasters Fund	—
International MarketMasters Fund	11,356

    49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus U.S. MarketMasters Fund, Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund (three of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2006

50

Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the “Trust”) and CSIM with respect to the funds covered in this annual report, and the individual sub-advisory agreements between CSIM and Harris Associates L.P., TCW Investment Management Company, Thornburg Investment Management, Inc. and Gardner Lewis Asset Management L.P. relating to Laudus U.S. Market Masters Fund; CSIM and TAMRO Capital Partners, LLC, TCW Investment Management Company, Tocqueville Asset Management LP and Veredus Asset Management LLC relating to Laudus Small-Cap MarektMasters Fund; and CSIM and American Century Global Investment Management, Inc., Artisan Partners Limited Partnership, Harris Associates L.P. and William Blair & Company, LLC relating to the Laudus International MarketMasters Fund (collectively, the “Sub-Advisors”). Such investment advisory and sub-advisory agreements are collectively referred to herein as the “Agreements”. The trustees also reviewed certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisors, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and the Sub-Advisors, as appropriate. The trustees also discuss with CSIM the funds’ operations and CSIM’s ability, consistent with the “manager of mangers” structure of each of the funds to (i) identify and recommend to the trustees sub-advisors for each fund, (ii) monitor and oversee the performance and investment capabilities of each sub-advisor, and (iii) recommend the replacement of a sub-advisor when appropriate.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisors, dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds and other types of accounts;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisors; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and

    51

quality of services provided by CSIM since the trustees had last considered approval of the Agreements. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisors to the funds and the resources each dedicates to the funds. In this regard, the trustees evaluated, among other things, each Sub-Advisor’s personnel, experience and compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisors to the funds and the resources of CSIM, and its affiliates, and the Sub-Advisors dedicated to the funds supported renewal of the Agreements.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreements. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the 68 performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. In addition, the trustees considered whether irrespective of relative performance, each Sub-Advisor’s absolute performance was consistent with expectations for such Sub-Advisor’s unique investment methodology. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

Fund Expenses. With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreements, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM and the Sub-Advisors to other similarly managed mutual funds, and other types of accounts, such as separate accounts, pooled vehicles and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to the Sub-Advisors, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM and the Sub-Advisors from their relationship with the funds, such as whether, by virtue of its management of the funds, CSIM or any Sub-Advisor obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and the Sub-Advisors and their respective affiliates. The Board also considered the profitability of the Sub-Advisors with respect to the sub-advisory services they provide to the funds, although, when doing so, the Board took into account the fact that the Sub-Advisors are compensated by CSIM, and not by the funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and CSIM. In addition, the Board considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreements. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub Advisors is reasonable and supported renewal of the Agreements.

Economies of Scale. The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have

52

previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

Artisan Partners Limited Partnership (“Artisan”) served as investment sub-adviser to the Laudus International MarketMasters Fund™ (the “Fund”) pursuant to a sub-advisory agreement between CSIM and Artisan (the “Current Sub-Advisory Agreement”). On May 24, 2006, the Board authorized the officers of the Trust, to terminate on behalf of the Fund, the Current Sub-Advisory Agreement, dated January 23, 2002, as amended, between CSIM and Artisan, effective June 25, 2006.

At a meeting of the Board of Trustees of the Trust held on May 24, 2006, CSIM recommended, and the Board, including a majority of the Independent Trustees, approved a new investment sub-advisory agreement between CSIM and Wentworth, Hauser and Violich, Inc. (“WHV”) (the “New Sub-Advisory Agreement”), to appoint WHV as sub-adviser to the Fund. The New Sub-Advisory Agreement to be effective on May 24, 2006, although WHV did not start managing a portion of the Fund until approximately June 25, 2006.

In addition, at that same meeting, CSIM recommended, and the Board, including a majority of the Independent Trustees, approved a new investment sub-advisory agreement between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (the “Mondrian New Sub-Advisory Agreement”, together with WHV’s New Sub-Advisory Agreement, the “New Sub-Advisory Agreements”), to appoint Mondrian as sub-adviser to the Fund. The Mondrian New Sub-Advisory Agreement to be effective on May 24, 2006.

On May 24, 2006, the Board held a meeting to decide, among other things, whether to approve the new Sub-Advisory Agreements. Before the meeting and in preparation for it, the Board requested and received written materials from WHV and Mondrian about their (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the sub-advisory fees the Fund is charged, (f) WHV’s and Mondrian’s compliance systems; (g) WHV’s and Mondrian’s policies on and compliance procedures for personal securities transactions; (h) WHV’s and Mondrian’s reputation, expertise and resources in international financial markets; (i) WHV’s and Mondrian’s performance compared with similar advisers; and (j) WHV’s and Mondrian’s performance with respect to similar accounts managed by WHV and Mondrian, respectively. At the meeting, representatives from CSIM presented additional oral and written information to the Board to help the trustees evaluate WHV’s and Mondrian’s fees and other aspects of their agreements, including information about the Fund’s overall fees and operating expenses. When considering the fees to be paid to WHV and Mondrian, the Board took into account the fact that WHV and Mondrian will be compensated by CSIM, and not by the Fund directly, and that such compensation reflects an arms-length negotiation between CSIM and WHV and Mondrian, respectively. The Board then discussed the written materials that they received before the meeting and CSIM’s oral presentations and other information that the trustees received at the meeting, and deliberated on the approval of the New Sub-Advisory Agreements in light of this information. In their deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the trustees’ deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the New Sub-Advisory Agreements are fair and reasonable; and (b) concluded that WHV’s and Mondrian’s fees are reasonable in light of the services that they provide to the Fund. The required Notice to Shareholders was sent to existing shareholders on May 25, 2006.

    53

Trustees and Officers

The tables below gives information about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of October 31, 2006, the Fund Complex included 96 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees

Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	96	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	96
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

54

Independent Trustees continued

Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees

Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	96	None.

    55

Officers of the Trust

Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

56

Officers of the Trust continued

Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006)
Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

    57

Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization  See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate  For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS)  A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

58

Notes

Notes

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Laudus FundsTM

Laudus MarketMasters FundsTM
Laudus U.S. MarketMasters FundTM
Laudus Small-Cap MarketMasters FundTM
Laudus International MarketMasters FundTM

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

Laudus Rosenberg Equity Funds
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund

Laudus Rosenberg Long/Short Funds
Laudus Rosenberg U.S. Large/Mid Capitalization
    Long/Short Equity Fund
Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by Laudus Distributor, Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Laudus MarketMasters Funds™
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. Printed on recycled paper.	MFR13812-09

Schwab Viewpoints Fund™
(formerly Laudus Balanced MarketMasters Fund™)

Annual Report
October 31, 2006

Schwab Viewpoints Fund™:
Leveraging Schwab’s Advice Perspective.

In this report

Performance at a Glance	1
From the Chairman	2
From the President	3
Investment Environment	4
Schwab Viewpoints Fund™	6
Fund Expenses	8
Financial Statements	9
Financial Notes	25
Investment Advisory and Sub-Advisory Agreement Approval	34
Trustees and Officers	37
Glossary	41

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Shares™ in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab Viewpoints FundTM
Investor Shares (Ticker Symbol: SWOBX)	8.59%
Select Shares (Ticker Symbol: SWMBX)	8.79%
Benchmark: Balanced Blended Index	11.80%
Fund Category: Morningstar Moderate Allocation	11.91%

Minimum Initial Investment[1]
Investor Shares ($1,000 for retirement, education and custodial accounts)	$2,500
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds’ total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

1Please see prospectus for further detail and eligibility requirements.

Schwab Viewpoints Fund    1

From the Chairman

Charles Schwab Chairman
Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing some of the highest quality products and services — at a competitive price — we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes more than 50 funds with over $170 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

As part of its investment strategy, some components of the Schwab Viewpoints Fund leverage Schwab Equity Ratings and use the same stock-ranking expertise that has helped Schwab’s model equity portfolio achieve industry recognition in Barron’s annual stock-selection competitions. Schwab Equity Ratings are based upon a disciplined, systematic approach that evaluates approximately 3,000 U.S. stocks on the basis of a wide variety of investment criteria.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

Charles Schwab
Chairman

Barron’s awarded Schwab the first-place rank for the five-year period from June 30, 2001 to June 30, 2006, and for the three year period from June 30, 2003 to June 30, 2006, for “best of” stock recommendation lists submitted by certain brokerage firms to Zacks Investment Research, Inc., an independent firm that analyzes broker research. Barron’s also awarded Schwab the first-place rank for the five-year periods from December 31, 2000 to December 31, 2005, and for the three year periods from December 31, 2001 to December 31, 2004, and the 2001 to 2003 for “best of” stock recommendation lists.

Schwab’s model performance results are simulated model portfolio performance results, which do not represent actual investment performance or trading. The results of Schwab’s model performance are not an indicator of the returns a Schwab client would have realized or will realize in relying on Schwab Equity Ratings® or for mutual funds that use Schwab Equity Ratings as part of their methodology. For further information about Schwab Equity Ratings, see schwab.com.

2    Schwab Viewpoints Fund

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for the Schwab Viewpoints Fund for the period ended October 31, 2006.

As previously communicated to shareholders, we implemented several key enhancements to the fund during the report period. We changed the fund’s name to Schwab Viewpoints Fund, to more closely align the fund’s name with its current strategies, which include leveraging the views of Schwab’s Investment Strategy Council.

We have also made several changes that we believe will enhance the fund’s ability to take advantage of additional investment opportunities. First, we added an international allocation, which is managed by Harris Associates L.P., in order to harness the performance potential and diversification benefits of international investing. Further, within the fund’s domestic stock allocation, we removed the mid-cap allocation and added large- and small-cap blend allocations. Both of these new allocations are managed by Charles Schwab Investment Management, Inc. (CSIM), the fund’s investment adviser.

With this report, you will see that we have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. You will notice, for example, that we have added a new lead page, Performance at a Glance, which includes the fund’s ticker symbols and report period returns for the fund, its benchmark and category average. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

At this time, I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

I’d like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Schwab Viewpoints Fund    3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.
As the U.S. economy transitioned to slower growth, equities markets rebounded, aided by higher corporate profitability, falling energy/commodity prices, and lower interest rates. The S&P 500 Index returned 16.34% and the Russell 2000 Index returned 19.98%, respectively, for the one-year report period ended October 31, 2006. Improving fundamentals and attractive valuations strengthened investor interest in emerging markets and the MSCI-EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index returned 27.52%. Performance in the bond markets has been mixed over the year, although the Lehman Brothers U.S. Aggregate Bond Index gained 5.19%. Several key issues continued to resonate with investors, including slowing economic growth, Federal Reserve (the Fed) policy, a sluggish real estate market, inflation concerns, and fluctuating energy prices.

Economic growth has been anything but predictable over the past year. The last quarter of 2005 saw Gross Domestic Product (GDP) slow considerably as the economy adjusted to changes in inventories and higher energy prices. Although Hurricane Katrina remained a focal point in the news late in 2005, its economic impact was determined to be minimal as damage remained contained within the hurricane’s path. In the first quarter of 2006, GDP then rebounded, only to slow later in the year. Though falling existing home sales and lower motor vehicle production have done much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote stable growth. The unemployment rate fell to a cyclical low of 4.4% in the third quarter of 2006 while consumer spending and business investment remained key contributors to GDP growth.

In efforts to curb inflationary pressures, the Fed raised short-term interest rates six times during the period. August marked a key point in the year as Committee members decided to hold the Fed’s target rate at 5.25%, where it remained as of the end of the report period. In its statement, the Fed noted that the economy appeared

Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.
■	16.34%	S&P 500® Index: measures U.S. large-cap stocks.
■	19.98%	Russell 2000® Index: measures U.S. small-cap stocks
☐	27.52%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
■	5.19%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data Source: Charles Schwab & Co., Inc.

4    Schwab Viewpoints Fund

The Investment Environment  continued

to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, and a cooling of the housing market. The Fed indicated they generally expected the economy to grow at a pace below its potential, which proved to be an accurate prediction. Consistent with the Fed’s report, GDP continued to decline, growing only in the third quarter of 2006.

Energy prices have been a key issue in the markets over the past year. Following Hurricane Katrina, oil prices peaked around $71 per barrel, with domestic gasoline prices passing $3.00 a gallon. Prices subsequently fell, but rebounded nearly 21% early in 2006, partly due to concerns that Iran might cut back exports in response to a dispute over their nuclear program. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico as well as an increase in U.S. fuel inventories. More recently, abundant inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined nearly 26% since July 2006’s record $78.40 per barrel, yet still remained around the $60–61 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 have also had a significant impact on the housing market. Housing starts fell considerably, down nearly 34% since the beginning of 2006. Existing home sales continued to decline as well, falling nearly 15% from their peak reached in 2005. Although sales have dropped, they remained strong by historical standards. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy. With regards to GDP, housing took off about one percent in the third quarter of 2006, although rebounds in income, consumer spending, and investments helped to offset the impact.

Despite a moderation in economic growth during the report period, economic fundamentals remained healthy as of the end of the period. The Fed’s task of balancing inflation pressures without significantly hindering economic growth will be thoroughly scrutinized in the coming months. The challenge is to bring this economy to a state of stable growth and achieve a soft landing.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Viewpoints Fund    5

Schwab Viewpoints Fund™

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.
Schwab Viewpoints Fund Investor Shares (formerly the Laudus Balanced MarketMasters Fund) returned 8.59% for the one-year report period, underperforming its benchmark, the Balanced Blended Index, which was up 11.80%. To meet its goal of providing capital growth and income, the fund invests in a mix of equity and fixed income securities. Accordingly, its performance reflects a blend of the various asset classes’ returns. As previously communicated to shareholders, we implemented several key enhancements to the fund during the report period. We added an international allocation, which is managed by Harris Associates L.P., in order to take advantage of the performance potential and diversification benefits of international investing. Further, we removed the mid-cap allocation and added large- and small-cap blend allocations, both of which are managed by CSIM, the fund’s investment adviser. These changes became effective May 1, 2006.

The fund was generally overweight in stocks during the report period, as we believed stocks would have potential for higher returns. On the domestic side, TCW Investment Management Company, with a large-cap value focus, outperformed its benchmark, the Russell 1000 Value Index. Gardner Lewis Asset Management L.P., whose focus is on large-cap growth stocks, underperformed relative to its benchmark, the Russell 1000 Growth Index. The fund’s underperformance can be attributed to weak stock selection, with holdings in Boston Scientific Corp. and St. Jude Medical, Inc. detracting from return. As noted above, the period was one of transition. Since May 1, 2006, CSIM’s large- and small-cap blend allocations have outperformed their respective S&P 500 and S&P 600 benchmarks. Additionally, Harris’ allocation to the international markets has outperformed its MSCI EAFE benchmark.

During the report period, bond yields rose in line with Fed rate hikes and the yield curve became inverted. Towards the end of the period, economic news suggested inflation was receding and growth was slowing, causing bond yields to decline. With the exception of short term rates, the net change in yields throughout the period remained relatively slight.

The fund’s fixed income allocation, which is managed by PIMCO (Pacific Investment Management Company LLC), outperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, for the report period.

As of 10/31/06.

Statistics
Number of Long Holdings	429
Number of Short Positions	8
Weighted Average Market Cap ($ x 1,000,000)	42,378
Price/Earnings Ratio (P/E)	21.7
Price/Book Ratio (P/B)	2.7

Sector Weightings % of Investments
Consumer Discretionary	21.7%
Financials	18.0%
Information Technology	14.7%
Health Care	14.4%
Consumer Staples	10.5%
Industrials	7.9%
Telecommunication Services	4.4%
Materials	4.3%
Energy	2.7%
Utilities	1.4%
Total	100.0%

Top Holdings % of Net Assets[1]
Fannie Mae 5.50%, 09/01/34	2.7%
Fannie Mae 5.00%, 02/01/36	1.9%
U.S. Treasury Inflation Protected Security 3.38%, 01/15/07	1.7%
Fannie Mae 5.50%, 11/01/34	1.6%
Fannie Mae TBA 6.00%, 12/01/99	1.3%
U.S. Treasury Note 4.00%, 06/15/09	1.3%
Fannie Mae 5.50%, 04/01/35	1.1%
Fannie Mae 5.50%, 02/01/35	1.1%
American Express Co.	0.8%
U.S. Treasury Note 5.13%, 06/30/11	0.7%
Total	14.2%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1This list is not a recommendation of any security by the investment adviser.

6    Schwab Viewpoints Fund

Schwab Viewpoints Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	Since Inception
Investor Shares (11/18/96)	8.59%	7.84%	7.54%
Select SharesT (6/3/04)	8.79%	n/a	8.57%
Benchmark: Balanced Blended Index	11.80%	6.42%	(11/18/96) 7.72% (6/3/04) 8.35%
Fund Category: Morningstar Moderate Allocation	11.91%	6.62%	(11/18/96) 6.86% (6/3/04) 9.34%

Investment Managers and Allocations
Investment Manager	Investment Style	% Net Assets
Charles Schwab Investment Management, Inc.	Large-Cap Blend	3.0%
Gardner Lewis Asset Management L.P.	Large-Cap Growth	14.8%
TCW Investment Management Company	Large-Cap Value	18.0%
Charles Schwab Investment Management, Inc.	Small-Cap Blend	7.4%
Harris Associates L.P.	International Value	16.1%
Pacific Investment Management Company LLC	Fixed-Income Total Return	29.7%
Charles Schwab Investment Management, Inc.	Overlay	4.8%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2Source for category information: Morningstar, Inc.

Schwab Viewpoints Fund    7

Fund Expenses (Unaudited)

Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2006 and held through October 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid[2] During Period 5/1/06–10/31/06
Schwab Viewpoints Fund™
Investor Shares
Actual Return	0.96%	$1,000	$1,009.00	$4.86
Hypothetical 5% Return	0.96%	$1,000	$1,020.37	$4.89
Select Shares®
Actual Return	0.74%	$1,000	$1,010.60	$3.75
Hypothetical 5% Return	0.74%	$1,000	$1,021.48	$3.77

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8    Schwab Viewpoints Fund

Schwab Viewpoints Fund™

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	12.85		11.88	11.07	9.35	10.12
Income or loss from investment operations:
Net investment income	0.25	[4]	0.15	0.08	0.12	0.20
Net realized and unrealized gains or losses	0.83	[4]	0.91	0.86	1.75	(0.73)
Total income or loss from investment operations	1.08		1.06	0.94	1.87	(0.53)
Less distributions:
Dividends from net investment income	(0.16)		(0.09)	(0.13)	(0.15)	(0.24)
Distributions from net realized gains	(0.38)		—	—	—	—
Total distributions	(0.54)		(0.09)	(0.13)	(0.15)	(0.24)
Net asset value at end of period	13.39		12.85	11.88	11.07	9.35
Total return (%)	8.59		8.92	8.59	20.25	(5.55)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.03	[3]	1.10	1.10	1.10	0.76 [1,2]
Gross operating expenses	1.26		1.27	1.32	1.33	1.10 [2]
Net investment income	1.90		1.14	0.68	1.13	1.89
Portfolio turnover rate	244		283	242	256	380
Net assets, end of period ($ x 1,000,000)	122		130	130	109	97

[1]	The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (proxy fees) had not been included.

[2]	Prior to the fund’s change in structure of June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

[3]	The ratio of net operating expenses would have been 1.10% if custody credits or dividend and interest expenses on short sales had not been included.

[4]	Calculated based on the average shares outstanding during the period.

See financial notes.    9

Schwab Viewpoints Fund

Financial Highlights continued

Select Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	6/3/04[1]— 10/31/04
Per-Share Data ($)
Net asset value at beginning of period	12.87		11.89	11.57
Income from investment operations:
Net investment income	0.29	[5]	0.15	0.02
Net realized and unrealized gains	0.82	[5]	0.93	0.30
Total income from investment operations	1.11		1.08	0.32
Less distributions:
Dividends from net investment income	(0.19)		(0.10)	—
Distributions from net realized gains	(0.38)		—	—
Total distributions	(0.57)		(0.10)	—
Net asset value at end of period	13.41		12.87	11.89
Total return (%)	8.79		9.11	2.77	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.81	[4]	0.95	0.95	[3]
Gross operating expenses	1.24		1.22	1.29	[3]
Net investment income	2.21		1.32	0.73	[3]
Portfolio turnover rate	244		283	242	[2]
Net assets, end of period ($ x 1,000,000)	28		9	2

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	The ratio of net operating expenses would have been 0.95% if custody credits or dividend and interest expenses on short sales had not been included.

[5]	Calculated based on the average shares outstanding during the period.

10    See financial notes.

Schwab Viewpoints Fund

Portfolio Holdings as of October 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
43.5%	Common Stock	56,469	65,311
15.5%	Foreign Common Stock	22,625	23,310
8.6%	U.S. Treasury Obligations	12,846	12,862
0.5%	Foreign Government Securities	616	704
1.5%	Corporate Bonds	2,146	2,159
0.6%	Municipal Bonds	705	814
0.5%	Asset-Backed Obligations	800	800
18.0%	Mortgage-Backed Securities	27,190	26,985
0.6%	Non-Agency Mortgage-Backed Securities	855	851
9.7%	Short-Term Investment	14,582	14,582
4.1%	Other Investments	6,028	6,225
0.1%	Options	180	201
103.2%	Total Investments	145,042	154,804
(11.9)%	Short Sales	(17,041)	(17,780)
—%	Options Written	(44)	(73)
8.7%	Other Assets and Liabilities		13,095
100.0%	Net Assets		150,046

Security	Number of Shares	Value ($ x 1,000)
Common Stock 43.5% of net assets
Automobiles & Components 0.6%
ArvinMeritor, Inc. (a)	230	3
General Motors Corp. (a)	5,800	203
Honda Motor Co., Ltd. (a)	12,600	445
TRW Automotive Holdings Corp. (a)*	4,260	109
Winnebago Industries, Inc.	2,970	99
		859
Banks 0.8%
BancFirst Corp.	280	14
BancorpSouth, Inc. (a)	480	12
Bank of Hawaii Corp. (a)	3,270	171
Comerica, Inc. (a)	810	47
Fannie Mae (a)	11,600	687
KeyCorp (a)	810	30
Radian Group, Inc. (a)	2,170	116
Whitney Holding Corp. (a)	1,690	55
		1,132
Capital Goods 2.4%
Acuity Brands, Inc. (a)	3,310	164
American Woodmark Corp. (a)	3,390	125
Belden CDT, Inc.	510	19
Crane Co. (a)	6,280	245
Danaher Corp. (a)	6,600	474
EMCOR Group, Inc. (a)*	5,870	347
Emerson Electric Co. (a)	335	28
General Dynamics Corp. (a)	185	13
Honeywell International, Inc. (a)	12,200	514
Lockheed Martin Corp. (a)	2,210	192
Orbital Sciences Corp. (a)*	2,900	53
Raytheon Co. (a)	2,470	123
Robbins & Myers, Inc.	510	20
Teleflex, Inc. (a)	5,130	319
The Boeing Co. (a)	5,000	399
Thomas & Betts Corp. (a)*	3,690	190
Tyco International Ltd. (a)	7,800	230
Valmont Industries, Inc. (a)	1,740	97
		3,552
Commercial Services & Supplies 0.6%
Administaff, Inc. (a)	1,790	62
AMREP Corp. (a)*	500	36
CBIZ, Inc. (a)*	10,410	73
Consolidated Graphics, Inc. (a)*	2,940	183
Equifax, Inc. (a)	80	3
Heidrick & Struggles International, Inc. (a)*	2,960	121
IKON Office Solutions, Inc.	150	2
Labor Ready, Inc. (a)*	2,280	40
Spherion Corp. (a)*	4,790	35
Steelcase, Inc., Class A (a)	1,030	17
The Standard Register Co. (a)	1,570	21
Waste Management, Inc. (a)	8,500	318
		911
Consumer Durables & Apparel 1.4%
Blyth, Inc. (a)	7,730	185
Coach, Inc.*	5,700	226
Hasbro, Inc.	700	18
Kellwood Co. (a)	10,470	320
Mattel, Inc. (a)	22,900	518
Newell Rubbermaid, Inc. (a)	2,280	66
Nike, Inc., Class B (a)	2,500	230
Sony Corp. (a)	14,000	574
		2,137
Consumer Services 0.8%
Career Education Corp. (a)*	2,040	45
CPI Corp. (a)	1,580	75
DeVry, Inc.*	840	20
IHOP Corp. (a)	540	28
Jack in the Box, Inc. (a)*	940	53
Papa John’s International, Inc. (a)*	3,120	115
Starwood Hotels & Resorts Worldwide, Inc. (a)	5,500	329
Wynn Resorts Ltd. (a)*	6,900	507
		1,172

See financial notes.    11

Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Diversified Financials 4.2%
American Capital Strategies Ltd. (a)	10,800	466
American Express Co. (a)	19,630	1,134
AmeriCredit Corp. (a)*	260	7
Capital One Financial Corp. (a)	13,300	1,055
Chicago Mercantile Exchange Holdings, Inc. (a)	1,011	506
Franklin Resources, Inc. (a)	1,450	165
Investment Technology Group, Inc. (a)*	3,930	184
JPMorgan Chase & Co. (a)	21,230	1,007
Mellon Financial Corp. (a)	200	8
Merrill Lynch & Co., Inc. (a)	10,300	900
Moody’s Corp. (a)	110	7
Northern Trust Corp. (a)	150	9
The Goldman Sachs Group, Inc. (a)	4,350	826
		6,274
Energy 1.6%
ChevronTexaco Corp. (a)	10,200	685
ConocoPhillips (a)	9,900	596
Exxon Mobil Corp. (a)	2,920	209
Parker Drilling Co. (a)*	9,560	78
Pride International, Inc.*	780	22
Valero Energy Corp. (a)	6,205	325
Veritas DGC, Inc. (a)*	7,220	520
		2,435
Food & Staples Retailing 0.8%
Costco Wholesale Corp.	5,600	299
CVS Corp. (a)	18,700	587
Sysco Corp. (a)	10,000	350
		1,236
Food, Beverage & Tobacco 1.6%
Campbell Soup Co. (a)	27,000	1,009
ConAgra Foods, Inc. (a)	2,890	75
General Mills, Inc. (a)	170	10
Kraft Foods, Inc., Class A (a)	20,200	695
Reynolds American, Inc. (a)	620	39
The Coca-Cola Co. (a)	2,270	106
The Hershey Co. (a)	8,900	471
		2,405
Health Care Equipment & Services 4.6%
Aetna, Inc. (a)	13,215	545
Alcon, Inc. (a)	3,800	403
Alliance Imaging, Inc. (a)*	1,060	9
AMERIGROUP Corp. (a)*	3,150	94
AmerisourceBergen Corp. (a)	1,185	56
Baxter International, Inc. (a)	7,200	331
Becton Dickinson & Co. (a)	590	41
Boston Scientific Corp. (a)*	51,102	813
Caremark Rx, Inc. (a)	7,900	389
CIGNA Corp. (a)	6,200	725
CorVel Corp. (a)*	1,610	70
Humana, Inc. (a)*	12,835	770
Magellan Health Services, Inc. (a)*	7,500	327
McKesson Corp. (a)	1,560	78
MedCath Corp. (a)*	4,750	126
Medco Health Solutions, Inc. (a)*	7,600	407
Mentor Corp. (a)	6,270	293
Molina Healthcare, Inc. (a)*	1,840	72
Sierra Health Services, Inc. (a)*	8,380	287
St. Jude Medical, Inc. (a)*	8,200	282
Tenet Healthcare Corp. (a)*	110,630	781
WellPoint, Inc. (a)*	260	20
Zoll Medical Corp. (a)*	720	28
		6,947
Household & Personal Products 1.8%
Avon Products, Inc. (a)	15,600	474
Kimberly-Clark Corp. (a)	8,600	572
NBTY, Inc. (a)*	38,130	1,061
Procter & Gamble Co. (a)	9,600	609
		2,716
Insurance 2.4%
Alleghany Corp. (a)*	240	73
American Financial Group, Inc. (a)	3,320	159
American International Group, Inc. (a)	7,300	490
American Physicians Capital, Inc. (a)*	790	43
AON Corp. (a)	100	4
Argonaut Group, Inc.*	240	8
CNA Surety Corp. (a)*	120	2
Delphi Financial Group, Inc., Class A (a)	1,200	47
FBL Financial Group, Inc., Class A (a)	1,020	36
FPIC Insurance Group, Inc.*	100	4
Great American Financial Resources, Inc. (a)	280	6
Harleysville Group, Inc. (a)	1,380	50
LandAmerica Financial Group, Inc. (a)	610	39
Loews Corp. (a)	1,330	52
MetLife, Inc. (a)	11,180	639
Nationwide Financial Services, Inc., Class A (a)	1,930	98
Philadelphia Consolidated Holding Corp. (a)*	1,590	62
Principal Financial Group, Inc. (a)	2,080	118
Protective Life Corp. (a)	330	15
Safety Insurance Group, Inc. (a)	3,260	163
Selective Insurance Group, Inc. (a)	840	46
StanCorp Financial Group, Inc. (a)	620	28
State Auto Financial Corp. (a)	900	29
The Chubb Corp. (a)	11,950	635
The St. Paul Travelers Cos., Inc. (a)	13,500	690
Universal American Financial Corp.*	360	7
W. R. Berkley Corp. (a)	710	26
		3,569

12    See financial notes.

Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Materials 1.7%
AK Steel Holding Corp. (a)*	5,350	80
Carpenter Technology Corp. (a)	440	47
Crown Holdings, Inc. (a)*	540	10
FMC Corp. (a)	420	29
Greif, Inc., Class A (a)	3,710	348
H.B. Fuller Co. (a)	7,530	187
Hercules, Inc. (a)*	4,550	83
International Paper Co. (a)	1,225	41
MeadWestvaco Corp. (a)	18,100	498
Monsanto Co. (a)	10,000	442
Nucor Corp. (a)	900	53
OM Group, Inc.*	1,480	84
Packaging Corp. of America (a)	480	11
Pactiv Corp.*	1,220	38
Phelps Dodge Corp.	130	13
Rohm & Haas Co. (a)	1,585	82
Silgan Holdings, Inc. (a)	3,150	130
Spartech Corp. (a)	3,150	86
Temple-Inland, Inc. (a)	340	13
The Lubrizol Corp. (a)	380	17
United States Steel Corp. (a)	4,200	284
		2,576
Media 2.4%
CBS Corp., Class B (a)	260	8
Clear Channel Communications, Inc. (a)	16,300	568
Comcast Corp. (a)*	21,300	862
Comcast Corp., Class A (a)*	10,500	427
LodgeNet Entertainment Corp.*	100	2
Omnicom Group, Inc. (a)	885	90
Readers Digest Association, Inc., Class A (a)	22,000	316
The Interpublic Group of Cos., Inc. (a)*	12,800	140
The McGraw-Hill Cos., Inc. (a)	1,010	65
The Walt Disney Co. (a)	13,800	434
Time Warner, Inc. (a)	31,990	640
		3,552
Pharmaceuticals & Biotechnology 2.5%
Applied Biosystems Group-Applera Corp. (a)	2,180	81
Biogen Idec, Inc. (a)*	200	10
Bruker BioSciences Corp. (a)*	4,280	34
GlaxoSmithKline plc (a)	7,600	405
King Pharmaceuticals, Inc. (a)*	2,660	44
Maxygen, Inc. (a)*	1,460	12
Merck & Co., Inc. (a)	3,380	154
Millennium Pharmaceuticals, Inc. (a)*	40,500	474
Pfizer, Inc. (a)	25,820	688
Sanofi-Aventis	10,300	440
Teva Pharmaceutical Industries Ltd. (a)	13,800	455
Watson Pharmaceuticals, Inc. (a)*	14,000	377
Wyeth (a)	12,215	623
		3,797
Retailing 1.8%
American Eagle Outfitters, Inc. (a)	700	32
Bed, Bath & Beyond, Inc. (a)*	7,300	294
Best Buy Co., Inc. (a)	11,200	619
Blockbuster, Inc., Class A (a)*	3,300	13
Federated Department Stores, Inc. (a)	7,400	325
J.C. Penney Co., Inc. (a)	5,560	418
Office Depot, Inc. (a)*	10,970	461
Payless Shoesource, Inc. (a)*	5,740	153
The Cato Corp., Class A (a)	110	2
The Gymboree Corp. (a)*	1,050	49
The Men’s Wearhouse, Inc. (a)	7,500	299
Wetseal, Inc., Class A (a)*	7,800	49
		2,714
Semiconductors & Semiconductor Equipment 2.1%
Agere Systems, Inc. (a)*	160	3
Applied Materials, Inc. (a)	26,120	454
Asyst Technologies, Inc. (a)*	5,310	39
Broadcom Corp., Class A (a)*	15,150	459
Cirrus Logic, Inc. (a)*	3,030	21
Fairchild Semiconductor International, Inc. (a)*	3,780	61
Intel Corp. (a)	34,500	736
Intersil Corp., Class A (a)	10,700	251
MEMC Electronic Materials, Inc. (a)*	18,300	650
Microchip Technology, Inc. (a)	12,300	405
Micron Technology, Inc. (a)*	410	6
MKS Instruments, Inc. (a)*	2,090	45
Texas Instruments, Inc. (a)	1,370	41
Zoran Corp. (a)*	350	5
		3,176
Software & Services 2.3%
Adobe Systems, Inc. (a)*	11,800	451
Advent Software, Inc. (a)*	160	6
Ariba, Inc.*	740	6
Aspen Technology, Inc. (a)*	1,040	10
Autodesk, Inc. (a)*	680	25
BMC Software, Inc. (a)*	1,260	38
Covansys Corp. (a)*	2,680	63
CSG Systems International, Inc. (a)*	10,210	276
Electronic Data Systems Corp. (a)	20,490	519
Forrester Research, Inc. (a)*	3,730	117
Global Payments, Inc. (a)	4,220	185
Google, Inc., Class A (a)*	2,186	1,041
Hyperion Solutions Corp. (a)*	740	28
i2 Technologies, Inc. (a)*	510	10
Interwoven, Inc. (a)*	2,330	30
Intuit, Inc. (a)*	690	24
Lightbridge, Inc. (a)*	6,130	71
McAfee, Inc.*	730	21
SonicWALL, Inc. (a)*	5,090	53
SPSS, Inc. (a)*	950	26
Sybase, Inc. (a)*	6,550	160
Sykes Enterprises, Inc. (a)*	9,950	202
Synopsys, Inc. (a)*	4,850	109
Tyler Technologies, Inc. (a)*	210	3
		3,474

See financial notes.    13

Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Technology Hardware & Equipment 3.9%
AVX Corp. (a)	3,400	54
Brocade Communications Systems, Inc. (a)*	9,210	75
Carrier Access Corp. (a)*	1,630	10
Coherent, Inc. (a)*	5,580	180
Corning, Inc. (a)*	24,200	494
Emulex Corp. (a)*	1,270	24
Hewlett-Packard Co. (a)	27,500	1,065
Imation Corp. (a)	2,820	129
International Business Machines Corp. (a)	8,830	815
Lexmark International, Inc., Class A (a)*	180	11
Littelfuse, Inc. (a)*	4,430	150
Lucent Technologies, Inc. (a)*	191,400	465
Motorola, Inc. (a)	1,320	30
NCR Corp. (a)*	445	19
Photon Dynamics, Inc. (a)*	420	5
Planar Systems, Inc. (a)*	4,330	52
QUALCOMM, Inc. (a)	13,100	477
Rofin-Sinar Technologies, Inc. (a)*	430	27
Solectron Corp. (a)*	101,540	339
Staktek Holdings, Inc. (a)*	8,160	50
Sun Microsystems, Inc. (a)*	121,100	658
UTStarcom, Inc. (a)*	15,680	169
Xerox Corp. (a)*	33,080	562
		5,860
Telecommunication Services 1.4%
AT&T Corp. (a)	22,700	777
Broadwing Corp. (a)*	5,810	87
Citizens Communications Co. (a)	5,385	79
CT Communications, Inc. (a)	2,260	53
Qwest Communications International, Inc. (a)*	116,180	1,003
Verizon Communications, Inc.	390	14
		2,013
Transportation 1.0%
AMR Corp. (a)*	1,980	56
Con-way, Inc. (a)	6,300	297
Continental Airlines, Inc., Class B (a)*	2,170	80
CSX Corp. (a)	30,170	1,076
Hub Group, Inc., Class A (a)*	1,740	48
		1,557
Utilities 0.8%
Allete, Inc. (a)	1,990	90
American Electric Power Co., Inc. (a)	12,400	514
Edison International (a)	680	30
FirstEnergy Corp. (a)	500	30
The AES Corp. (a)*	790	17
TXU Corp. (a)	8,970	566
		1,247
Foreign Common Stock 15.5% of net assets
Australia 0.2%
Banks 0.2%
Australia and New Zealand Banking Group Ltd.	13,900	311
France 1.4%
Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, Class B	4,800	391
Banks 0.1%
BNP Paribas	1,900	209
Media 0.9%
Publicis Groupe S.A.	11,000	425
Vivendi Universal S.A.	12,600	477
Societe Television Francaise 1	13,900	472
		1,374
Pharmaceuticals & Biotechnology 0.1%
Sanofi-Aventis	2,400	204
		2,178
Germany 1.9%
Automobiles & Components 1.0%
DaimlerChrysler AG	16,800	961
Bayerische Motoren Werke (BMW) AG	10,500	604
		1,565
Food & Staples Retailing 0.2%
Metro AG	4,500	268
Household & Personal Products 0.2%
Henkel KGaA	2,500	300
Insurance 0.5%
Hannover Rueckversicherung AG*	18,600	790
		2,923
Hong Kong 0.1%
Retailing 0.1%
Giordano International Ltd.	330,000	165
Ireland 0.4%
Banks 0.4%
Bank of Ireland	30,200	605

14    See financial notes.

Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Japan 1.6%
Automobiles & Components 0.2%
Honda Motor Co., Ltd.	6,600	233
Diversified Financials 0.3%
Daiwa Securities Group, Inc.	39,000	441
Household & Personal Products 0.3%
Kao Corp.	8,000	210
Uni-Charm Corp.	4,900	273
		483
Pharmaceuticals & Biotechnology 0.1%
Takeda Pharmaceutical Co., Ltd.	3,400	218
Semiconductors & Semiconductor Equipment 0.4%
Rohm Co., Ltd.	5,900	542
Telecommunication Services 0.3%
NTT DoCoMo, Inc.	290	442
		2,359
Mexico 0.1%
Media 0.1%
Grupo Televisa SA de CV, ADR (a)	7,000	173
Netherlands 0.4%
Consumer Durables & Apparel 0.3%
Koninklijke (Royal) Philips Electronics N.V.	15,000	522
Materials 0.1%
Akzo Nobel N.V.	2,900	163
		685
Republic of Korea 0.6%
Telecommunication Services 0.6%
SK Telecom Co., Ltd.	3,900	845
Singapore 0.2%
Banks 0.2%
United Overseas Bank Ltd.	22,300	253
Spain 0.4%
Media 0.4%
Gestevision Telecinco S.A.	22,500	591
Switzerland 3.3%
Commercial Services & Supplies 0.5%
Adecco S.A.	11,200	691
Consumer Durables & Apparel 0.3%
Swatch Group AG	1,900	375
Diversified Financials 1.0%
Credit Suisse Group	11,300	681
UBS AG	13,700	818
		1,499
Food, Beverage & Tobacco 0.4%
Nestle S.A.	1,720	588
Materials 0.7%
Syngenta AG*	3,300	532
Givaudan S.A. — Reg’d.	410	340
Lonza Group AG	2,700	208
		1,080
Pharmaceuticals & Biotechnology 0.4%
Novartis AG — Reg’d.	11,000	668
		4,901
United Kingdom 4.9%
Banks 0.4%
Lloyds TSB Group plc	50,000	534
Capital Goods 0.1%
Enodis plc	59,000	209
Commercial Services & Supplies 0.0%
Michael Page Group plc	7,600	58
Consumer Services 0.4%
Compass Group plc	96,800	517
Diversified Financials 0.1%
Schroders plc	10,100	191
Food, Beverage & Tobacco 0.9%
Diageo plc	41,800	773
Cadbury Schweppes plc	52,200	525
		1,298
Insurance 0.1%
Willis Group Holdings Ltd. (a)	3,300	126
Media 1.3%
British Sky Broadcasting Group plc	96,000	995
Johnston Press plc	71,300	568
Trinity Mirror plc	35,800	334
		1,897
Pharmaceuticals & Biotechnology 0.6%
GlaxoSmithKline plc	34,700	925
Retailing 0.6%
Signet Group plc	416,400	954
Telecommunication Services 0.4%
Vodafone Group plc	237,400	612
		7,321

See financial notes.    15

Schwab Viewpoints Fund

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
U.S. Treasury Obligations 8.6% of net assets
U.S. Treasury Bond
4.50%, 11/15/15 (a)	100	99
6.88%, 08/15/25 (a)	250	313
8.13%, 08/15/19 (a)	100	132
9.13%, 05/15/18 (a)	100	139
U.S. Treasury Inflation Protected Security
2.00%, 01/15/26 (a)	308	295
2.38%, 04/15/11 (a)	205	204
3.38%, 01/15/07 (a)	2,561	2,532
3.63%, 01/15/08 (a)	379	379
U.S. Treasury Note
3.25%, 01/15/09 (a)	100	97
3.63%, 01/15/10 (a)	100	97
3.75%, 05/15/08 (a)	400	394
3.88%, 09/15/10 (a)	900	878
4.00%, 06/15/09 (a)	2,000	1,970
4.00%, 02/15/15 (a)	500	480
4.50%, 11/15/10 (a)	1,000	998
4.75%, 03/31/11 (a)	600	604
4.88%, 04/30/11 (a)	1,100	1,113
4.88%, 07/31/11 (a)	1,000	1,013
5.13%, 06/30/11 (a)	1,100	1,125
		12,862
Foreign Government Securities 0.5% of net assets
Government of United Kingdom
4.25%, 03/07/11	200	373
Panama Government International Bond
6.70%, 01/26/36 (a)	326	331
		704
Corporate Bonds 1.5% of net assets
Fixed-Rate Obligations 0.4%
Caesars Entertainment, Inc.
9.38%, 02/15/07 (a)	200	202
DaimlerChrysler NA Holding Corp
5.75%, 09/08/11 (a)	100	100
El Paso Corp.
7.80%, 08/01/31 (a)	100	105
Verizon Communications, Inc.
5.55%, 02/15/16 (a)	100	100
		507
Variable-Rate Obligations 1.1%
BellSouth Corp
5.58%, 08/15/08 (a)(b)	200	200
ConocoPhillips Australia Funding Co.
5.47%, 04/09/09 (a)(b)	600	601
DaimlerChrysler NA Holding Corp.
5.64%, 03/07/07 (a)(b)	400	400
HSBC Bank USA
5.46%, 09/21/07 (a)(b)	250	251
Transocean, Inc.
5.59%, 09/05/08 (a)(b)	200	200
		1,652
Municipal Bonds 0.6% of net assets
Revenue Bonds 0.6%
Golden State, California Securitization Corp. Revenue Bond, Series 2003-A-1
6.25%, 06/01/33 (a)	250	279
Tobacco Settlement Financing Corp. of Rhode Island Revenue Bond, Series 2002A
6.25%, 06/01/42 (a)	500	535
		814
Asset-Backed Obligations 0.5% of net assets
Honda Auto Receivables Owner Trust, Series 2006-1 Class A2
5.10%, 09/18/08 (a)	400	400
Nissan Auto Receivables Owner Trust, Series 2001-B Class A2
5.18%, 08/15/08 (a)	400	400
		800
Mortgage-Backed Securities 18.0% of net assets
Collateralized Mortgage Obligations 0.4%
Variable-Rate Obligations 0.4%
Freddie Mac Structured Series T-61 Class 1A1
5.96%, 07/25/44 (b)	608	618
U.S. Government Agency Mortgages 17.6%
Fannie Mae
4.00%, 07/01/18 (a)	771	733
4.00%, 11/01/18 (a)	821	780
4.00%, 01/01/19 (a)	18	17
4.00%, 04/01/19 (a)	18	17
4.00%, 06/01/19 (a)	132	126
4.00%, 06/01/19 (a)	136	129
4.00%, 02/01/20 (a)	470	445
4.00%, 03/01/20 (a)	162	154
4.50%, 08/01/33 (a)	207	195
4.50%, 05/01/35 (a)	453	427
4.50%, 09/01/35 (a)	939	881
4.50%, 09/01/35 (a)	988	928
4.50%, 10/01/35 (a)	96	90
5.00%, 02/01/36 (a)	3,017	2,914
5.50%, 02/01/34 (a)	690	684
5.50%, 04/01/34 (a)	304	301
5.50%, 09/01/34 (a)	4,159	4,118
5.50%, 11/01/34 (a)	2,402	2,379
5.50%, 02/01/35 (a)	1,664	1,647
5.50%, 02/01/35 (a)	795	787
5.50%, 02/01/35 (a)	349	346

16    See financial notes.

Schwab Viewpoints Fund

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
5.50%, 04/01/35 (a)	1,742	1,723
5.50%, 05/01/35 (a)	646	639
5.50%, 06/01/35 (a)	92	91
5.50%, 09/01/35 (a)	439	434
5.50%, 04/01/36 (a)	989	978
5.50%, 07/01/36 (a)	991	980
6.00%, 04/01/16 (a)	26	26
6.00%, 03/01/18 (a)	18	18
6.86%, 09/01/31 (b)	18	19
Fannie Mae TBA
6.00%, 12/01/99	2,000	2,013
Freddie Mac
6.00%, 09/01/22 (a)	171	173
Freddie Mac ARM
4.40%, 09/01/35 (b)	163	161
Ginnie Mae TBA
6.00%, 12/01/99	1,000	1,014
		26,367
Non-Agency Mortgage-Backed Securities 0.6% of net assets
Fixed-Rate Obligations 0.1%
Bank of America Mortgage Securities Series 2004-2 Class 5A1
6.50%, 10/25/31 (a)	92	94
Residential Funding Mortgage Security I Series-S9 Class A1
6.50%, 03/25/32 (a)	51	52
		146
Variable-Rate Obligations 0.5%
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1
5.62%, 02/25/33 (a)(b)	65	65
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4 Class 23A2
5.40%, 05/25/35 (a)(b)	127	127
Quest Trust, 144A Series 2004-X2 Class A1
5.88%, 06/25/34 (c)(b)	22	22
Washington Mutual Series 2003-R1 Class A1
5.59%, 12/25/27 (a)(b)	491	491
		705
Short-Term Investment 9.7% of net assets
Commercial Paper & Other Obligations 0.2%
Time Warner, Inc.
5.39%, 01/25/07	300	296
Repurchase Agreement 9.1%
Fixed Income Clearing Corp. dated 10/31/06, due 11/01/06 at 4.8%, with a maturity value of $13,726 (fully collateralized by Federal Home Loan Bank and Federal National Mortgage Association with a value of $1,279 and $13,064 respectively.)	13,724	13,724
U.S. Treasury Obligations 0.4%
U.S. Treasury Bill
4.73%, 12/14/06 (a)	30	30
4.83%, 12/14/06 (a)	110	109
4.87%, 12/14/06 (a)	30	30
4.90%, 12/14/06 (a)	60	59
4.89%, 12/14/06 (a)	25	25
4.93%, 12/14/06 (a)	80	80
4.94%, 12/14/06 (a)	170	169
5.03%, 12/14/06 (a)	30	30
5.04%, 12/14/06 (a)	30	30
		562

Security and Number of Shares		Value ($ x 1,000)
Other Investments 4.1% of net assets
iShares Lehman Aggregate Bond Fund (a)	43,000	4,318
iShares Russell 1000 Value Index Fund (a)	24,000	1,907
		6,225

Security	Notional Amount ($ x 1,000)	Value ($ x 1,000)
Purchased Options 0.1% of net assets
Swaptions 0.1%
3 Month LIBOR Swap Call, Strike Price 4.50, Expires 01/22/07	2,000	—
3 Month LIBOR Swap Call, Strike Price 5.00, Expires 03/08/07	2,100	7
3 Month LIBOR Swap Call, Strike Price 5.04, Expires 09/17/07	800	5
3 Month LIBOR Swap Call, Strike Price 5.25, Expires 06/07/07	2,000	16
3 Month LIBOR Swap Call, Strike Price 5.37, Expires 07/02/07	1,600	16
3 Month LIBOR Swap Call, Strike Price 5.50, Expires 06/30/07	2,000	24

See financial notes.    17

Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Notional Amount ($ x 1,000)	Value ($ x 1,000)
3 Month LIBOR Swap Call, Strike Price 5.31 Expires 10/19/10	2,000	66
3 Month LIBOR Swap Put, Strike Price 5.31 Expires 10/19/10	2,000	66
		200

Security	Number of Contracts	Value ($ x 1,000)
Put Options 0.0%
90 Day Euro Dollar Futures, Strike Price 91.25, Expires 12/17/07	25	—
90 Day Euro Dollar Futures, Strike Price 91.75, Expires 12/18/06	50	1
90 Day Euro Dollar Futures, Strike Price 92.00, Expires 03/19/07	50	—
90 Day Euro Dollar Futures, Strike Price 92.50, Expires 12/18/06	3	—
90 Day Euro Dollar Futures, Strike Price 92.75, Expires 12/18/06	4	—
		1

End of Investments.

At 10/31/06 the tax basis cost of the fund’s investments was $145,777, and the unrealized appreciation and depreciation were $11,484 and ($2,457), respectively, with a net appreciation of $9,027.

As of 10/31/06, the prices of certain foreign securities held by the fund aggregating $22,945 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for future contract, short sale, swap agreements, delayed-delivery security and options written

(b)	Variable-rate security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $22 or 0.01% of net assets.

ADR — American Depositary Receipt

Security and Number of Shares		Value ($ x 1,000)
Short Sales (11.9)% of net assets
Other Investment Companies (7.1)%
Consumer Discretionary Select Sector SPDR Fund	165,000	6,140
iShares MSCI EAFE Index Fund	64,000	4,499
		10,639

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
U.S. Government Agency Mortgages (2.0)%
Fannie Mae
5.50%, 12/01/99	2,950	2,916
U.S. Government Agency Securities (2.8)%
U.S. Treasury Note
4.38%, 05/15/07	500	498
U.S. Treasury Note
3.63%, 05/15/13	700	663
U.S. Treasury Note
0.01%, 05/15/14	900	909
U.S. Treasury Note
4.13%, 05/15/15	1,800	1,741
U.S. Treasury Note
6.00%, 08/15/09	400	414
		4,225

Security	Notional Amount ($ x 1,000)	Value ($ x 1,000)
Options Written 0.0% of net assets
Swaptions 0.0%
3 Month LIBOR Swap Call Strike Price 4.56, Expires 01/22/07	900	—
3 Month LIBOR Swap Call Strike Price 5.04, Expires 03/08/07	900	7
3 Month LIBOR Swap Call Strike Price 5.34, Expires 06/07/07	1,000	19
3 Month LIBOR Swap Call Strike Price 5.50, Expires 07/02/07	500	15
3 Month LIBOR Swap Call Strike Price 5.60, Expires 06/30/07	900	25
		66
Straddle Option 0.0%
USD/JPY Forward Straddle Exercise Price $0.00 Expires 03/20/07	2,100	7

End of short sales and options written.

In addition to the above, the fund held the following at 10/31/06. All numbers x 1000 except number of futures contracts.

18    See financial notes.

Schwab Viewpoints Fund

Portfolio Holdings continued

	Notional Amount (Foreign/USD)	Unrealized Gains/(Losses) (USD)
Swap Agreements 0.1% of net assets
Interest Rate Swaps 0.1%
British Pounds 0.0%
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 6/15/09, Barclays Bank plc	200	—
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 9/15/10, Barclays Bank plc	700	(19)
		(19)
Japanese Yen 0.0%
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 2.00%, expires 12/15/15, Barclays Bank plc	10,000	(2)
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 2.00%, expires 12/15/15, Merrill Lynch	20,000	(4)
		(6)
U.S. Dollars 0.1%
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/20/11, Lehman Brothers	1,200	21
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/20/11, Merrill Lynch	3,300	88
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/20/11, Morgan Stanley	1,000	18
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 6/18/09, UBS AG	4,000	14
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/20/36, Morgan Stanley	700	45
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/20/36, Royal Bank Scotland	100	6

	Notional Amount (USD)	Unrealized Gains/(Losses) (USD)
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.00%, expires 12/20/16, Goldman Sachs	1,500	(48)
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 6.00%, expires 12/15/24, UBS AG	200	4
		148
Net Realized Gain — Interest Rate Swaps		123
Credit Default Swaps 0.0%
U.S. Dollars 0.0%
Allstate Corp. Rate 0.26%, expires 12/20/08, Morgan Stanley	100	—
Autozone, Inc. Rate 0.35%, expires 12/20/08, UBS AG	200	(1)
DaimlerChrysler NA Holding Corp. Rate 0.58%, expires 09/20/11, Barclays Bank plc	100	—
Eaton Corp. Rate 0.28%, expires 12/20/08, Citibank N.A.	100	—
Eli Lilly & Co. Rate 0.16%, expires 12/20/08, Barclays Bank plc	100	—
Emerson Electric Co. Rate 0.21%, expires 12/20/08, Morgan Stanley	100	—
Fedex Corp. Rate 0.29%, expires 12/20/08, Citibank N.A.	100	(1)
GMAC Rate 2.00%, expires 12/20/06, UBS, AG	200	—
Home Depot, Inc. Rate 0.12%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Ingersoll-Rand Co. Ltd. Rate 0.32%, expires 12/20/08, Merrill Lynch	100	(1)
Johnson & Johnson, Inc. Rate 0.11%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Masco Corp. Rate 0.30%, expires 12/20/08, Lehman Brothers, Inc.	100	—
People of Republic of China Rate 0.40%, expires 6/20/09, Lehman Brothers, Inc.	200	(2)
Radioshack Corp. Rate 0.35%, expires 12/20/08, Lehman Brothers, Inc.	200	1
Republic of Hungary Rate 0.535%, expires 05/20/16 Morgan Stanley	300	(1)

See financial notes.    19

Schwab Viewpoints Fund

Portfolio Holdings continued

	Notional Amount (Foreign/USD)	Unrealized Gains/(Losses) (USD)
Republic of Hungary Rate 0.54%, expires 05/20/16 JPMorgan Chase & Co.	100	(1)
Republic of Hungary Rate 0.545%, expires 05/20/16 Deutche Bank	200	(1)
Turkey Rate 2.70%, expires 9/20/10, Morgan Stanley	100	(4)
XL Capital Ltd. Rate 0.205%, expires 03/20/12, Barclays Bank plc	100	—
Wal-Mart Stores, Inc. Rate 0.14%, expires 12/20/08, Citibank N.A.	200	(1)
Whirpool Corp. Rate 0.29%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Net Realized Gains — Credit Default Swaps		(12)
Total unrealized gain on swap agreements		111
Net premiums received/paid		(176)
Swap Agreements, at fair value		(65)

	Number of Contracts	Contract Value	Unrealized Gains/(Losses)
\\nFutures Contracts
10 Years, Short, U.S. Treasury Note, expires 12/19/06	(11)	(1,190)	1
5 Years, Long, U.S. Treasury Note, expires 12/29/06	31	3,272	21
90 Day Eurodollar, Long expires 12/17/07	40	9,525	18
90 Day Eurodollar, Long expires 06/18/07	24	5,697	13
90 Day Eurodollar, Long expires 03/17/08	15	3,573	21
90 Day Eurodollar, Long expires 09/17/07	90	21,403	40
LIBOR, Long expires 09/19/07	17	3,837	(4)
LIBOR, Long expires 06/20/07	7	1,579	(2)
U. S. Treasury Bond, Long, expires 12/19/06	6	676	14
UK Gilt, Long expires 12/28/06	1	210	1
UK Treasury Bond, Long expires 12/31/07	13	2,935	0
			123

20    See financial notes.

Schwab Viewpoints Fund

Portfolio Holdings continued

Expiration Date	Currency to be Received	Amount of Currency to be Received ($ x 1,000)	Currency to be Delivered	Amount of Currency to be Delivered ($ x 1,000)	Unrealized Gains/Losses ($ x 1,000)
\\nForward Foreign Currency Contracts
12/13/06	BRL	54	USD	24	1
11/08/06	CLP	17,000	USD	31	1
12/18/06	CLP	1,900	USD	4	—
03/20/07	INR	1,366	USD	29	1
11/15/06	JPY	130,281	USD	1,145	(29)
11/15/06	USD	109	JPY	12,559	1
12/26/06	KRW	35,300	USD	37	—
02/26/07	KRW	10,559	USD	11	—
03/21/07	KRW	10,769	USD	11	—
12/04/06	MXN	180	USD	16	—
01/16/07	MXN	101	USD	9	—
11/24/06	PLN	67	USD	22	1
11/30/06	USD	481	GBP	257	(9)
01/17/07	RUB	78	USD	3	—
03/15/07	RUB	276	USD	10	—
12/13/06	RUB	179	USD	7	—
03/21/07	SGD	16	USD	10	—
11/27/06	SGD	45	USD	28	1
02/26/07	TWN	301	USD	9	—
11/24/06	TWN	301	USD	9	—
05/09/07	CNY	2,994	USD	390	(4)
08/16/07	CNY	3,721	USD	482	3
					(33)

See financial notes.    21

Schwab Viewpoints Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $145,042)		$154,804
Cash		3
Deposit with broker for short sales		9,547
Foreign currency (cost $120)		122
Receivables:
Investments sold		16,236
Investments sold short		7,170
Interest		323
Fund shares sold		99
Dividends		73
Due from brokers for futures		51
Foreign tax reclaims		9
Unrealized gains on forward foreign currency contracts		9
Prepaid expenses	+	1
Total assets		188,447

Liabilities
Securities sold short, at value (proceeds $17,041)		17,780
Options written , at value (proceeds $44)		73
Swap agreements, at fair value (cost $176)		65
Payables:
Investments bought		19,680
Investment advisers and administrator fees		15
Transfer agent and shareholder services fees		30
Covered short sales		562
Fund shares redeemed		13
Due to brokers for futures		5
Trustee fees		1
Unrealized losses on forward foreign currency contracts		42
Accrued expenses	+	135
Total liabilities		38,401

Net Assets
Total assets		188,447
Total liabilities		–38,401
Net assets		$150,046

Net Assets by Source
Capital received from investors		132,865
Net investment income not yet distributed		2,194
Net realized capital gains		5,790
Net unrealized capital gains		9,197

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$121,811		9,100		$13.39
Select Shares	$28,235		2,106		$13.41

22    See financial notes.

Schwab Viewpoints Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding taxes of $20)		$1,559
Interest	+	2,649
Total Investment Income		4,208

Net Realized Gains and Losses
Net realized gains on investments		6,880
Net realized losses on short sales		(939)
Net realized gains on foreign currency transactions		46
Net realized gains on written option contracts		29
Net realized losses on futures contracts		(78)
Net realized gains on swap agreements	+	26
Net realized gains		5,964

Net Unrealized Gains and Losses
Net unrealized gains on investments		3,568
Net unrealized losses on short sales		(805)
Net unrealized gains on foreign currency transactions		9
Net unrealized losses on option contracts		(37)
Net unrealized gains on futures contracts		251
Net unrealized gains on swap agreements	+	199
Net unrealized gains		3,185

Expenses
Investment adviser and administrator fees		1,108
Transfer agent and shareholder service fees:
Investor Shares		325
Select Shares		25
Custodian fees		116
Registration fees		64
Portfolio accounting fees		57
Professional fees		45
Shareholder reports		29
Trustees’ fees		6
Dividend and interest on short sales		13
Other expenses	+	11
Total expenses		1,799
Expense reduction by adviser and Schwab		–238
Custodian credits		–122
Net expenses		1,439

Increase in Net Assets from Operations
Total investment income		4,208
Net expenses		–1,439
Net investment income		2,769
Net realized gains		5,964
Net unrealized gains	+	3,185
Increase in net assets from operations		$11,918

See financial notes.    23

Schwab Viewpoints Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$2,769	$1,588
Net realized gains		5,964	14,477
Net unrealized gains or losses	+	3,185	(4,356)
Increase in net assets from operations		11,918	11,709

Distributions Paid
Dividends from net investment income
Investor Shares		1,595	947
Select Shares	+	137	21
Total dividends from net investment income		1,732	968
Distributions from net realized gains
Investor Shares		3,736	—
Select Shares	+	277	—
Total distributions from net realized gains		4,013	—
Total distributions		$5,745	$968

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,613	$20,830	1,399	$17,588
Select Shares	+	1,710	21,953	679	8,627
Total shares sold		3,323	$42,783	2,078	$26,215

Shares Reinvested
Investor Shares		395	$5,034	71	$883
Select Shares	+	30	387	2	20
Total shares reinvested		425	$5,421	73	$903

Shares Redeemed
Investor Shares		(3,008)	$(38,807)	(2,354)	$(29,691)
Select Shares	+	(349)	(4,516)	(105)	(1,307)
Total shares redeemed		(3,357)	$(43,323)	(2,459)	$(30,998)

Net transactions in fund shares		391	$4,881	(308)	$(3,880)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,815	$138,992	11,123	$132,131
Total increase or decrease	+	391	11,054	(308)	6,861
End of period		11,206	$150,046	10,815	$138,992
Net investment income not yet distributed			$2,194		$1,187

24    See financial notes.

Schwab Viewpoints Fund

Financial Notes

1.	Business Structure of the Funds

Schwab Viewpoints Fund is a series of Schwab Capital Trust (“Trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Viewpoints Fund™
Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Schwab MartketTrack All Equity™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Laudus U.S. MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Schwab Viewpoints Fund offers two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

Prior to June 3, 2002, the fund invested in a mix of actively managed mutual funds. The transition to its multi-manager strategy began on June 3, 2002. Also, effective May 1, 2006, the Laudus Balanced MarketMasters Fund was renamed the Schwab Viewpoints Fund.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a)	Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which fund shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

    25

Schwab Viewpoints Fund

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end and records a realized gain or loss accordingly.

•	Swap and Swaption (option on Swap) agreements: are valued based on a model that utilizes market data, including swap yield curves, to calculate prices or are based on dealer quotes.

•	Options: open contracts are valued at their last quoted sale price.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b)  Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The Schwab Viewpoints Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Short Sale: The fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statements of Assets and Liabilities.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that is market value is at least equal to the repurchase price under the agreement.

26

Schwab Viewpoints Fund

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested in LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of the swap agreement.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Options: The fund is authorized to write options and purchase put and call options. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the fund’s other assets.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short is recorded as an expense on the fund’s records.

Options purchased are recorded as assets and written options are recorded as liabilities to the extent of premiums paid or received. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Swap premiums paid are recorded as assets and premiums received are recorded as liabilities. The fund begins recording gains and losses on swaps based on the effective date and terms of the swap agreement. Realized gains and losses are recognized on interest rate swaps at the termination or closing of the agreement. Credit Default swaps record gains or losses when a credit event occurs involving the underlying entity.

(d)	Investment Income:

Interest Income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity

    27

Schwab Viewpoints Fund

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f)	Foreign Currency Translations:

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(g)	Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(h)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(i)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(j)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(k)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements

28

Schwab Viewpoints Fund

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets
First $500 million	0.775%
Over $500 million	0.75%
Over $1 billion	0.725%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

Investor Shares	1.10%
Select Shares	0.95%

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Independent Trustees’

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

    29

Schwab Viewpoints Fund

Financial Notes (continued)

4.	Purchases and Sales of Investment Securities: (All dollar amounts are × 1,000)

For the fiscal year ended October 31, 2006, purchases and sales of securities (excluding short-term obligations, government securities and securities sold short) were as follows:

Purchases of Securities	Sales/Maturities of Securities
$117,203	$121,868

For the fiscal year ended October 31, 2006, purchases and sales of long-term government security transactions were as follows:

Purchases of Securities	Sales/Maturities of Securities
$192,486	$188,611

5.	Options Written: (All dollar amounts are × 1,000)

For the fiscal year ended October 31, 2006, the fund’s swaptions and straddle option activity was as follows:

Options Written	Number of Contracts	Premiums
Beginning of Period	3	$23
Options Written	11	50
Options Closed	(1)	3
Options Expired	(7)	26
Options Exercised	—	—
End of Period	6	$44

6.	Redemption Fee: (All dollar amounts are × 1,000)

The fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased after 4/29/05, the fund charges a redemption fee of 2.00% on shares held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

	Current Period	Prior Period
Investor Shares	$4	$1
Select Shares	$—	$0	*

*	Amount is not rounded to $1,000.

30

Schwab Viewpoints Fund

Financial Notes (continued)

7.	Borrowing: (All dollar amounts are × 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

Amount Outstanding at 10/31/06	Average Borrowing*	Weighted Average Interest Rate*(%)
$16	$464	5.37%

*	Based on the number of days for which the borrowing is outstanding.

8.	Federal Income Taxes: (All dollar amounts are × 1,000)

As of October 31, 2006, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2,142
Undistributed long-term capital gains	6,685
Unrealized appreciation on investments	11,484
Unrealized depreciation on investments	(2,457)
Other net unrealized appreciation/(depreciation)	(674)
Net unrealized appreciation/(depreciation)	8,353

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the fund had no capital loss carry forwards.

The tax-basis components of distributions paid during the current and prior fiscal years were:

Current period distributions
Ordinary income	$1,732
Long-term capital gains	4,013
Return of capital	—

Prior period distributions
Ordinary income	968
Long-term capital gains	—
Return of capital	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2006, the funds made the following reclassifications:

Capital Shares	$(1)
Undistributed net investment income	$(30)
Net realized capital gains and losses	$31

    31

Schwab Viewpoints Fund

Financial Notes (continued)

Other Federal Tax Information: (Unaudited)
(All dollar amounts are × 1,000)

For corporate shareholders, 84.82% percentage of the fund’s dividend distributions paid during the fiscal year ended October 31, 2006, qualify for the corporate dividends received deduction.

For the fiscal year ended October 31, 2006, the fund designates $1,316 the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2007 via IRS form 1099 of the amounts for use in preparing their 2006 income tax return.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Schwab Viewpoints Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Viewpoints Fund (one of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Fund”) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2006

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Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the “Trust”) and CSIM, with respect to the fund covered in this annual report, and the individual sub-advisory agreements between CSIM and Harris Associates L.P., TCW Investment Management Company, Gardner Lewis Asset Management L.P. and Pacific Investment Management Company LLC (collectively, the “Sub-Advisors”). Such investment advisory and sub-advisory agreements are collectively referred to herein as the “Agreements”. The trustees also reviewed certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisors, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and the Sub-Advisors, as appropriate. The trustees also discuss with CSIM the funds’ operations and CSIM’s ability, consistent with the “manager of mangers” structure of each of the funds to (i) identify and recommend to the trustees sub-advisors for each fund, (ii) monitor and oversee the performance and investment capabilities of each sub-advisor, and (iii) recommend the replacement of a sub-advisor when appropriate.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisors, dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds and other types of accounts;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisors; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreements. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees

34

considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisors to the funds and the resources each dedicates to the funds. In this regard, the trustees evaluated, among other things, each Sub-Advisor’s personnel, experience and compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisors to the funds and the resources of CSIM, and its affiliates, and the Sub-Advisors dedicated to the funds supported renewal of the Agreements.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreements. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the 68 performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. In addition, the trustees considered whether irrespective of relative performance, each Sub-Advisor’s absolute performance was consistent with expectations for such Sub-Advisor’s unique investment methodology. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreements, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM and the Sub-Advisors to other similarly managed mutual funds, and other types of accounts, such as separate accounts, pooled vehicles and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreements.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to the Sub-Advisors, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM and the Sub-Advisors from their relationship with the funds, such as whether, by virtue of its management of the funds, CSIM or any Sub-Advisor obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and the Sub-Advisors and their respective affiliates. The Board also considered the profitability of the Sub-Advisors with respect to the sub-advisory services they provide to the funds, although, when doing so, the Board took into account the fact that the Sub-Advisors are compensated by CSIM, and not by the funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and CSIM. In addition, the Board considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreements. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub Advisors is reasonable and supported renewal of the Agreements.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also

    35

considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

36

Trustees and Officers

The tables below gives information about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of October 31, 2006, the Fund Complex included 96 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	96	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996–1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	96
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

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Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	96	None.

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Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer — Fixed Income (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer — Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer — Equities (Officer of Schwab Capital Trust since 2004.)
Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Charles Schwab & Co., Inc., Charles Schwab
Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

    39

Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006)
Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

1Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

3The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

40

Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization  See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate  For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS)  A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

    41

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds

Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds

Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™

Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

1Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC

Printed on recycled paper.

MFR36112-00

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees
2006: $816,200                     2005: $691,777

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2006: $51,331                     2005: $52,814
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2006: $66,642                     2005: $79,220
Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2006: $12,054                     2005: $12,054

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

    In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) The percentage of services described in paragraph (c) of this Item that were approved by the audit committee in 2005 pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 10.6% and the dollar amount was $10,901. This $10,901 equals 1.2% of the total fees paid by Registrant to its principal accountant in 2005. None of the services described in paragraphs (b) and (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2006: $282,520                     2005: $307,941
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2006: $4,176,023                     2005: $4,058,364
(h)	During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.

Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Institutional Select ® S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2006
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	Common Stock	5,588,418	7,950,692
0.1%	Short-Term Investment	8,212	8,212
—%	U.S. Treasury Obligation	2,983	2,983

100.0%	Total Investments	5,599,613	7,961,887
1.6%	Collateral Invested for Securities on Loan	128,448	128,448
(1.6)%	Other Assets and Liabilities, Net		(125,539)

100.0%	Net Assets		7,964,796

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.6%

Ford Motor Co.	1,201,277	9,946
General Motors Corp. (a)	364,825	12,740
Harley-Davidson, Inc.	171,945	11,800
Johnson Controls, Inc.	124,684	10,167
The Goodyear Tire & Rubber Co. (a)*	107,696	1,651

		46,304

Banks 5.7%

AmSouth Bancorp	220,977	6,678
BB&T Corp.	352,216	15,328
Comerica, Inc.	113,108	6,582
Commerce Bancorp, Inc. (a)	98,200	3,429
Compass Bancshares, Inc.	83,451	4,695
Countrywide Financial Corp.	388,015	14,791
Fannie Mae	619,831	36,731
Fifth Third Bancorp	356,325	14,200
First Horizon National Corp.	73,806	2,902
Freddie Mac	442,564	30,532
Huntington Bancshares, Inc. (a)	153,126	3,738
KeyCorp	268,955	9,989
M&T Bank Corp.	50,455	6,146
Marshall & Ilsley Corp.	144,183	6,912
MGIC Investment Corp.	50,120	2,945
National City Corp.	367,523	13,690
North Fork Bancorp, Inc.	294,378	8,413
PNC Financial Services Group, Inc.	196,711	13,776
Regions Financial Corp.	308,124	11,693
Sovereign Bancorp, Inc.	233,282	5,566
SunTrust Banks, Inc.	232,836	18,392
Synovus Financial Corp.	202,697	5,955
U.S. Bancorp	1,139,832	38,572
Wachovia Corp.	1,202,870	66,759
Washington Mutual, Inc.	615,199	26,023
Wells Fargo & Co.	2,151,676	78,084
Zions Bancorp	64,162	5,159

		457,680

Capital Goods 8.5%

3M Co.	482,761	38,061
American Power Conversion Corp.	96,248	2,910
American Standard Cos., Inc.	109,817	4,864
Caterpillar, Inc.	428,787	26,032
Cooper Industries Ltd., Class A	66,011	5,905
Cummins, Inc. (a)	30,977	3,933
Danaher Corp.	151,019	10,839
Deere & Co.	146,984	12,513
Dover Corp.	140,023	6,651
Eaton Corp.	96,095	6,960
Emerson Electric Co.	262,819	22,182
Fluor Corp.	52,999	4,157
General Dynamics Corp.	258,472	18,377
General Electric Co. (b)	6,641,667	233,189
Goodrich Corp.	75,218	3,316
Honeywell International, Inc.	530,120	22,329
Illinois Tool Works, Inc.	282,770	13,553
Ingersoll-Rand Co., Ltd., Class A	210,710	7,735
ITT Corp.	124,260	6,758
L-3 Communications Holdings, Inc.	74,495	5,998
Lockheed Martin Corp.	236,352	20,546
Masco Corp. (a)	250,581	6,929
Navistar International Corp. *	32,355	897
Northrop Grumman Corp.	220,121	14,614
PACCAR, Inc.	158,847	9,405
Pall Corp.	72,422	2,310
Parker Hannifin Corp.	77,004	6,440
Raytheon Co.	302,439	15,107
Rockwell Automation, Inc.	113,641	7,046
Rockwell Collins, Inc.	109,024	6,332
Textron, Inc.	83,313	7,576
The Boeing Co.	512,990	40,967
Tyco International Ltd.	1,304,215	38,383
United Technologies Corp.	647,334	42,543
W.W. Grainger, Inc.	43,299	3,151

		678,508
See financial notes.     1

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Commercial Services & Supplies 0.6%

Allied Waste Industries, Inc. *	104,886	1,274
Avery Dennison Corp.	69,457	4,385
Cintas Corp.	82,791	3,428
Equifax, Inc.	82,320	3,131
Monster Worldwide, Inc. *	82,126	3,327
Pitney Bowes, Inc.	139,254	6,505
R.R. Donnelley & Sons Co.	133,447	4,518
Robert Half International, Inc.	108,073	3,950
Waste Management, Inc.	372,965	13,979

		44,497

Consumer Durables & Apparel 1.2%

Brunswick Corp.	56,303	1,774
Centex Corp.	73,429	3,840
Coach, Inc. *	246,216	9,760
D.R. Horton, Inc.	166,456	3,900
Eastman Kodak Co. (a)	172,361	4,206
Fortune Brands, Inc.	93,149	7,168
Harman International Industries, Inc.	40,600	4,155
Hasbro, Inc.	113,895	2,952
Jones Apparel Group, Inc.	75,784	2,531
KB Home	39,275	1,765
Leggett & Platt, Inc.	113,803	2,657
Lennar Corp., Class A	80,382	3,817
Liz Claiborne, Inc.	63,619	2,683
Mattel, Inc.	246,667	5,582
Newell Rubbermaid, Inc.	198,018	5,699
Nike, Inc., Class B	120,871	11,106
Pulte Homes, Inc.	124,686	3,864
Snap-On, Inc.	36,954	1,738
The Black & Decker Corp.	48,650	4,081
The Stanley Works	37,174	1,771
VF Corp.	56,207	4,272
Whirlpool Corp.	49,291	4,285

		93,606

Consumer Services 1.8%

Apollo Group, Inc., Class A *	88,210	3,260
Carnival Corp.	278,107	13,577
Darden Restaurants, Inc.	79,330	3,324
H&R Block, Inc.	204,694	4,475
Harrah’s Entertainment, Inc.	113,304	8,422
Hilton Hotels Corp.	207,414	5,998
International Game Technology (a)	217,069	9,228
Marriott International, Inc., Class A	201,734	8,426
McDonald’s Corp.	797,901	33,448
Starbucks Corp. (a)*	478,610	18,068
Starwood Hotels & Resorts Worldwide, Inc.	137,073	8,189
Wendy’s International, Inc.	66,758	2,310
Western Union Co. *	490,262	10,810
Wyndham Worldwide Corp. *	126,343	3,727
YUM! Brands, Inc.	174,233	10,360

		143,622

Diversified Financials 10.4%

American Express Co.	795,834	46,007
Ameriprise Financial, Inc.	168,361	8,671
Bank of America Corp.	2,926,732	157,663
Capital One Financial Corp.	193,989	15,389
Chicago Mercantile Exchange Holdings, Inc.	22,100	11,072
CIT Group, Inc.	126,238	6,571
Citigroup, Inc.	3,183,543	159,686
E*TRADE Financial Corp. *	264,098	6,148
Federated Investors, Inc., Class B	46,211	1,584
Franklin Resources, Inc.	105,536	12,027
Goldman Sachs Group, Inc. (a)	276,667	52,509
Janus Capital Group, Inc.	135,451	2,720
JPMorgan Chase & Co.	2,236,116	106,081
Legg Mason, Inc.	81,700	7,355
Lehman Brothers Holdings, Inc.	342,806	26,684
Mellon Financial Corp.	286,141	11,102
Merrill Lynch & Co., Inc.	570,290	49,855
Moody’s Corp.	156,391	10,369
Morgan Stanley	685,848	52,419
Northern Trust Corp.	131,834	7,741
SLM Corp.	263,062	12,806
State Street Corp.	225,728	14,498
T. Rowe Price Group, Inc.	170,026	8,044
The Bank of New York Co., Inc.	494,230	16,987
The Bear Stearns Cos., Inc.	77,223	11,688
The Charles Schwab Corp. (c)	660,696	12,038

		827,714

Energy 9.4%

Anadarko Petroleum Corp.	298,432	13,853
Apache Corp.	211,349	13,805
Baker Hughes, Inc.	218,141	15,063
BJ Services Co.	191,575	5,778
Chesapeake Energy Corp. (a)	242,500	7,867
ChevronTexaco Corp.	1,409,919	94,747
ConocoPhillips	1,057,004	63,674
CONSOL Energy, Inc.	98,100	3,472
Devon Energy Corp.	281,673	18,827
El Paso Corp.	412,734	5,654
EOG Resources, Inc.	155,607	10,353
Exxon Mobil Corp. (b)	3,823,631	273,084
Halliburton Co.	670,456	21,689
Hess Corp.	142,902	6,059
Kinder Morgan, Inc.	63,146	6,637
Marathon Oil Corp.	232,061	20,050
Murphy Oil Corp.	98,027	4,623
Nabors Industries Ltd. *	198,396	6,126
National-Oilwell Varco, Inc. *	111,805	6,753
Noble Corp.	82,091	5,755
2     See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Occidental Petroleum Corp.	548,444	25,744
Rowan Cos., Inc.	64,341	2,148
Schlumberger Ltd.	755,559	47,661
Smith International, Inc.	60,000	2,369
Sunoco, Inc.	86,111	5,694
Transocean, Inc. (a)*	201,088	14,587
Valero Energy Corp.	394,085	20,622
Weatherford International Ltd. *	208,531	8,566
Williams Cos., Inc.	369,702	9,032
XTO Energy, Inc.	233,187	10,880

		751,172

Food & Staples Retailing 2.3%

Costco Wholesale Corp.	301,071	16,071
CVS Corp.	524,061	16,445
Safeway, Inc.	288,235	8,463
Supervalu, Inc.	126,724	4,233
Sysco Corp.	388,495	13,590
The Kroger Co.	481,646	10,832
Wal-Mart Stores, Inc.	1,582,493	77,985
Walgreen Co.	646,799	28,252
Whole Foods Market, Inc. (a)	89,700	5,726

		181,597

Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	1,343,189	109,242
Anheuser-Busch Cos., Inc.	511,708	24,265
Archer-Daniels-Midland Co.	419,069	16,134
Brown-Forman Corp., Class B	53,249	3,844
Campbell Soup Co.	122,713	4,587
Coca-Cola Enterprises, Inc.	201,467	4,035
ConAgra Foods, Inc. (a)	331,155	8,660
Constellation Brands, Inc., Class A *	121,205	3,332
Dean Foods Co. *	76,000	3,184
General Mills, Inc.	233,863	13,288
H.J. Heinz Co.	216,951	9,147
Kellogg Co.	156,085	7,853
McCormick & Co., Inc.	88,073	3,294
Molson Coors Brewing Co., Class B	29,275	2,084
PepsiCo, Inc.	1,058,158	67,129
Reynolds American, Inc. (a)	113,578	7,174
Sara Lee Corp.	486,730	8,323
The Coca-Cola Co.	1,312,447	61,317
The Hershey Co.	109,392	5,788
The Pepsi Bottling Group, Inc.	102,711	3,248
Tyson Foods, Inc., Class A	138,602	2,003
UST, Inc.	103,296	5,532
Wm. Wrigley Jr. Co.	138,234	7,181

		380,644

Health Care Equipment & Services 4.2%

Aetna, Inc.	363,072	14,966
AmerisourceBergen Corp.	148,482	7,008
Bausch & Lomb, Inc.	31,704	1,697
Baxter International, Inc.	430,311	19,781
Becton Dickinson & Co.	169,994	11,905
Biomet, Inc.	147,924	5,597
Boston Scientific Corp. *	766,050	12,188
C.R. Bard, Inc.	64,512	5,287
Cardinal Health, Inc.	260,880	17,075
Caremark Rx, Inc.	288,859	14,221
CIGNA Corp.	73,970	8,653
Coventry Health Care, Inc. *	102,747	4,824
Express Scripts, Inc. *	88,127	5,616
HCA, Inc.	262,330	13,253
Health Management Associates, Inc., Class A	136,902	2,697
Hospira, Inc. *	98,468	3,579
Humana, Inc. *	108,589	6,515
IMS Health, Inc.	127,883	3,562
Laboratory Corp. of America Holdings *	79,844	5,469
Manor Care, Inc.	45,374	2,178
McKesson Corp.	209,666	10,502
Medco Health Solutions, Inc. *	195,438	10,456
Medtronic, Inc.	721,996	35,147
Patterson Cos., Inc. (a)*	77,344	2,541
Quest Diagnostics, Inc.	104,042	5,175
St. Jude Medical, Inc. *	223,259	7,669
Stryker Corp.	187,442	9,801
Tenet Healthcare Corp. *	254,877	1,799
UnitedHealth Group, Inc.	872,408	42,556
WellPoint, Inc. *	409,099	31,222
Zimmer Holdings, Inc. *	158,169	11,390

		334,329

Household & Personal Products 2.4%

Alberto-Culver Co., Class B	45,240	2,298
Avon Products, Inc.	288,320	8,768
Clorox Co.	96,612	6,237
Colgate-Palmolive Co.	329,557	21,082
Kimberly-Clark Corp.	294,411	19,584
Procter & Gamble Co. (b)	2,042,670	129,485
The Estee Lauder Cos., Inc., Class A	63,300	2,557

		190,011

Insurance 4.8%

ACE Ltd.	209,995	12,022
AFLAC, Inc.	330,768	14,858
Ambac Financial Group, Inc.	70,084	5,851
American International Group, Inc.	1,663,332	111,726
AON Corp.	226,315	7,874
Cincinnati Financial Corp.	107,986	4,930
Genworth Financial, Inc., Class A	292,738	9,789
Lincoln National Corp.	184,170	11,660
See financial notes.     3

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Loews Corp.	280,987	10,936
Marsh & McLennan Cos., Inc.	345,584	10,174
MBIA, Inc.	83,124	5,155
MetLife, Inc.	500,311	28,583
Principal Financial Group, Inc.	187,912	10,615
Prudential Financial, Inc.	314,981	24,231
SAFECO Corp.	90,032	5,239
The Allstate Corp.	415,282	25,482
The Chubb Corp.	279,460	14,853
The Hartford Financial Services Group, Inc.	203,517	17,741
The Progressive Corp.	501,028	12,110
The St. Paul Travelers Cos., Inc.	445,852	22,796
Torchmark Corp.	64,261	3,964
UnumProvident Corp.	196,938	3,895
XL Capital Ltd., Class A	110,199	7,775

		382,259

Materials 3.0%

Air Products & Chemicals, Inc.	142,154	9,904
Alcoa, Inc.	557,137	16,107
Allegheny Technologies, Inc.	54,355	4,279
Ashland, Inc.	42,227	2,496
Ball Corp.	60,522	2,517
Bemis Co.	60,050	2,019
E.I. du Pont de Nemours & Co.	589,978	27,021
Eastman Chemical Co.	46,991	2,863
Ecolab, Inc.	115,995	5,260
Freeport-McMoRan Copper & Gold, Inc., Class B	120,472	7,286
Hercules, Inc. *	77,522	1,411
International Flavors & Fragrances, Inc.	48,667	2,067
International Paper Co.	315,603	10,525
Louisiana-Pacific Corp.	61,194	1,211
MeadWestvaco Corp.	117,577	3,236
Monsanto Co.	346,476	15,321
Newmont Mining Corp.	287,412	13,011
Nucor Corp.	214,604	12,535
Pactiv Corp. *	106,495	3,284
Phelps Dodge Corp.	131,977	13,248
PPG Industries, Inc.	115,861	7,925
Praxair, Inc.	206,880	12,465
Rohm & Haas Co.	93,042	4,822
Sealed Air Corp.	54,055	3,217
Sigma-Aldrich Corp.	39,413	2,960
Temple-Inland, Inc.	80,959	3,193
The Dow Chemical Co.	615,793	25,118
United States Steel Corp.	81,248	5,492
Vulcan Materials Co.	61,904	5,044
Weyerhaeuser Co.	156,533	9,954

		235,791

Media 3.5%

CBS Corp., Class B	504,311	14,595
Clear Channel Communications, Inc.	318,500	11,100
Comcast Corp., Class A *	1,353,032	55,028
Dow Jones & Co., Inc. (a)	28,392	996
Gannett Co., Inc.	145,039	8,578
Meredith Corp.	17,454	916
News Corp., Class A	1,514,811	31,584
Omnicom Group, Inc.	114,691	11,635
The E.W. Scripps Co., Class A	39,225	1,940
The Interpublic Group of Cos., Inc. *	260,619	2,843
The McGraw-Hill Cos., Inc.	242,211	15,543
The New York Times Co., Class A (a)	82,087	1,984
The Walt Disney Co.	1,370,176	43,106
Time Warner, Inc.	2,604,429	52,115
Tribune Co.	122,626	4,087
Univision Communications, Inc., Class A *	134,435	4,713
Viacom, Inc., Class B *	457,203	17,794

		278,557

Pharmaceuticals & Biotechnology 8.2%

Abbott Laboratories	977,375	46,435
Allergan, Inc.	97,761	11,291
Amgen, Inc. *	755,118	57,321
Applied Biosystems Group-Applera Corp.	125,342	4,675
Barr Pharmaceuticals, Inc. *	66,437	3,479
Biogen Idec, Inc. *	228,461	10,875
Bristol-Myers Squibb Co.	1,259,128	31,164
Eli Lilly & Co.	632,625	35,433
Fisher Scientific International, Inc. *	77,676	6,651
Forest Laboratories, Inc. *	209,623	10,259
Genzyme Corp. *	165,507	11,173
Gilead Sciences, Inc. *	291,372	20,076
Johnson & Johnson	1,896,195	127,804
King Pharmaceuticals, Inc. *	172,292	2,883
MedImmune, Inc. *	153,659	4,923
Merck & Co., Inc.	1,417,127	64,366
Millipore Corp. *	28,708	1,853
Mylan Laboratories, Inc.	126,349	2,590
PerkinElmer, Inc.	71,880	1,535
Pfizer, Inc.	4,721,357	125,824
Schering-Plough Corp.	969,526	21,465
Thermo Electron Corp. *	100,447	4,306
Waters Corp. *	60,968	3,036
Watson Pharmaceuticals, Inc. *	76,811	2,067
Wyeth	861,882	43,982

		655,466
4     See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Real Estate 1.1%

Apartment Investment & Management Co., Class A	57,401	3,290
Archstone-Smith Trust	134,930	8,124
Boston Properties, Inc.	65,900	7,040
Equity Office Properties Trust (a)	237,008	10,073
Equity Residential	186,292	10,174
Kimco Realty Corp.	135,000	5,998
Plum Creek Timber Co., Inc.	113,050	4,063
ProLogis	155,206	9,820
Public Storage, Inc.	68,725	6,165
Realogy Corp. *	157,928	4,071
Simon Property Group, Inc.	133,510	12,964
Vornado Realty Trust	73,127	8,721

		90,503

Retailing 3.7%

Amazon.com, Inc. (a)*	184,888	7,042
AutoNation, Inc. (a)*	81,366	1,631
AutoZone, Inc. *	29,807	3,338
Bed, Bath & Beyond, Inc. *	179,765	7,243
Best Buy Co., Inc.	252,741	13,964
Big Lots, Inc. *	47,209	995
Circuit City Stores, Inc.	93,008	2,509
Dillard’s, Inc., Class A	33,811	1,020
Dollar General Corp.	170,282	2,389
eBay, Inc. *	740,406	23,789
Family Dollar Stores, Inc.	90,192	2,656
Federated Department Stores, Inc.	359,290	15,777
Genuine Parts Co.	109,453	4,982
Home Depot, Inc.	1,311,913	48,974
J.C. Penney Co., Inc.	155,684	11,712
Kohl’s Corp. *	217,951	15,387
Limited Brands, Inc.	214,787	6,330
Lowe’s Cos., Inc.	981,720	29,589
Nordstrom, Inc.	142,282	6,737
Office Depot, Inc. *	197,483	8,292
OfficeMax, Inc.	47,067	2,240
RadioShack Corp. (a)	79,867	1,425
Sears Holdings Corp. *	58,475	10,202
Staples, Inc.	461,497	11,902
Target Corp.	544,939	32,250
The Gap, Inc.	352,174	7,403
The Sherwin-Williams Co.	67,751	4,013
The TJX Cos., Inc.	292,939	8,481
Tiffany & Co.	87,308	3,119

		295,391

Semiconductors & Semiconductor Equipment 2.7%

Advanced Micro Devices, Inc. (a)*	306,171	6,512
Altera Corp. *	224,794	4,145
Analog Devices, Inc.	227,622	7,243
Applied Materials, Inc.	938,249	16,316
Broadcom Corp., Class A *	290,501	8,794
Freescale Semiconductor, Inc., Class B *	264,873	10,417
Intel Corp.	3,704,566	79,055
KLA-Tencor Corp.	123,967	6,095
Linear Technology Corp.	194,138	6,042
LSI Logic Corp. *	254,038	2,553
Maxim Integrated Products, Inc.	203,642	6,111
Micron Technology, Inc. *	479,913	6,935
National Semiconductor Corp.	191,430	4,650
Novellus Systems, Inc. *	95,774	2,648
NVIDIA Corp. *	220,100	7,675
PMC - Sierra, Inc. (a)*	96,604	641
Teradyne, Inc. *	131,483	1,843
Texas Instruments, Inc.	1,013,840	30,598
Xilinx, Inc.	214,068	5,461

		213,734

Software & Services 5.5%

Adobe Systems, Inc. *	366,422	14,016
Affiliated Computer Services, Inc., Class A *	63,172	3,378
Autodesk, Inc. *	150,146	5,518
Automatic Data Processing, Inc.	369,060	18,246
BMC Software, Inc. *	160,701	4,871
CA, Inc.	292,295	7,237
Citrix Systems, Inc. *	114,845	3,391
Computer Sciences Corp. *	109,953	5,811
Compuware Corp. *	182,117	1,464
Convergys Corp. *	92,806	1,968
Electronic Arts, Inc. *	196,319	10,383
Electronic Data Systems Corp.	365,088	9,248
First Data Corp.	490,262	11,889
Fiserv, Inc. *	131,097	6,476
Google, Inc., Class A *	135,170	64,394
Intuit, Inc. *	218,776	7,723
Microsoft Corp. (b)	5,556,763	159,535
Novell, Inc. *	224,287	1,346
Oracle Corp. *	2,550,731	47,112
Parametric Technology Corp. *	59,491	1,162
Paychex, Inc.	210,830	8,324
Sabre Holdings Corp., Class A (a)	72,922	1,854
Symantec Corp. *	662,834	13,151
Unisys Corp. *	184,292	1,205
VeriSign, Inc. *	148,800	3,077
Yahoo! Inc. *	800,491	21,085

		433,864

Technology Hardware & Equipment 6.8%

ADC Telecommunications, Inc. *	59,641	853
Agilent Technologies, Inc. *	272,667	9,707
Apple Computer, Inc. *	544,625	44,158
Avaya, Inc. *	263,155	3,371
Ciena Corp. *	47,966	1,128
Cisco Systems, Inc. *	3,909,298	94,331
Comverse Technology, Inc. *	122,392	2,664
Corning, Inc. *	997,429	20,377
See financial notes.     5

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Dell, Inc. *	1,436,194	34,943
EMC Corp. *	1,503,326	18,416
Hewlett-Packard Co.	1,764,558	68,359
International Business Machines Corp.	978,747	90,368
Jabil Circuit, Inc.	110,485	3,172
JDS Uniphase Corp. *	127,689	1,855
Juniper Networks, Inc. *	310,000	5,338
Lexmark International, Inc., Class A *	73,116	4,649
Lucent Technologies, Inc. *	2,873,749	6,983
Molex, Inc.	90,848	3,171
Motorola, Inc.	1,602,800	36,961
NCR Corp. *	116,524	4,838
Network Appliance, Inc. *	231,263	8,441
QLogic Corp. *	107,172	2,206
QUALCOMM, Inc.	1,062,758	38,674
SanDisk Corp. *	111,600	5,368
Sanmina — SCI Corp. *	288,702	1,140
Solectron Corp. *	530,136	1,771
Sun Microsystems, Inc. *	2,221,752	12,064
Symbol Technologies, Inc.	109,217	1,631
Tektronix, Inc.	55,351	1,681
Tellabs, Inc. *	270,557	2,852
Xerox Corp. *	630,296	10,715

		542,185

Telecommunication Services 3.5%

ALLTEL Corp.	249,106	13,280
AT&T Corp.	2,489,859	85,278
BellSouth Corp.	1,158,380	52,243
CenturyTel, Inc.	84,217	3,389
Citizens Communications Co.	239,863	3,516
Embarq Corp.	97,893	4,733
Qwest Communications International, Inc. *	1,095,523	9,454
Sprint Nextel Corp.	1,907,677	35,654
Verizon Communications, Inc.	1,868,151	69,122
Windstream Corp.	266,345	3,654

		280,323

Transportation 1.8%

Burlington Northern Santa Fe Corp.	233,319	18,089
CSX Corp.	283,726	10,120
FedEx Corp.	195,349	22,375
Norfolk Southern Corp.	265,504	13,958
Ryder System, Inc.	35,093	1,848
Southwest Airlines Co.	470,201	7,067
Union Pacific Corp.	172,213	15,608
United Parcel Service, Inc., Class B	688,790	51,900

		140,965

Utilities 3.4%

Allegheny Energy, Inc. *	104,525	4,498
Ameren Corp. (a)	125,730	6,802
American Electric Power Co., Inc.	252,535	10,463
CenterPoint Energy, Inc. (a)	174,137	2,696
CMS Energy Corp. *	117,771	1,754
Consolidated Edison, Inc.	150,869	7,294
Constellation Energy Group, Inc.	114,391	7,138
Dominion Resources, Inc.	217,358	17,604
DTE Energy Co. (a)	110,514	5,021
Duke Energy Corp.	790,869	25,023
Dynegy, Inc., Class A *	244,620	1,487
Edison International	208,567	9,269
Entergy Corp.	132,173	11,344
Exelon Corp.	428,054	26,531
FirstEnergy Corp.	211,163	12,427
FPL Group, Inc. (a)	260,750	13,298
KeySpan Corp.	110,330	4,477
Nicor, Inc.	21,182	973
NiSource, Inc.	163,456	3,804
Peoples Energy Corp.	15,854	693
PG&E Corp.	222,156	9,584
Pinnacle West Capital Corp.	51,945	2,483
PPL Corp.	236,742	8,172
Progress Energy, Inc. (a)	159,892	7,355
Public Service Enterprise Group, Inc.	162,087	9,895
Sempra Energy	165,517	8,779
TECO Energy, Inc.	115,104	1,898
The AES Corp. *	421,510	9,269
The Southern Co.	474,309	17,265
TXU Corp.	303,846	19,182
Xcel Energy, Inc.	248,854	5,492

		271,970

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	8,212	8,212

U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill 4.90%, 12/14/06	3,000	2,983

End of Investments.
6     See financial notes.

Schwab S&P 500 Index Fund

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 1.6% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	128,448,347	128,448

End of collateral invested for securities on loan.
At 10/31/06 the tax basis cost of the fund’s investments was $5,647,753, and the unrealized appreciation and depreciation were $2,828,797 and ($514,663), respectively, with a net unrealized appreciation of $2,314,134.
In addition to the above, the fund held the following at October 31, 2006. All numbers are x1,000 except numbers of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract 0.1% of net assets

S&P 500 Index, e-mini,
Long, expires 12/15/06	105	7,262	389

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.
See financial notes.     7

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings as of October 31, 2006
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	1,812,825	2,057,718
0.6%	Short-Term Investment	11,977	11,977
0.2%	U.S. Treasury Obligations	3,282	3,282
—%	Warrants	—	2

99.7%	Total Investments	1,828,084	2,072,979
7.8%	Collateral Invested for Securities on Loan	162,875	162,875
(7.5)%	Other Assets and Liabilities, Net		(155,474)

100.0%	Total Net Assets		2,080,380

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.6%

Ford Motor Co.	314,445	2,603
General Motors Corp. (a)	93,871	3,278
Harley-Davidson, Inc. (a)	43,491	2,985
Johnson Controls, Inc.	32,115	2,619
The Goodyear Tire & Rubber Co. (a)*	27,545	422

		11,907
Banks 5.7%

AmSouth Bancorp	56,795	1,716
BB&T Corp.	89,140	3,880
Comerica, Inc.	27,799	1,618
Commerce Bancorp, Inc. (a)	30,963	1,081
Compass Bancshares, Inc.	20,781	1,169
Countrywide Financial Corp.	100,736	3,840
Fannie Mae	160,637	9,519
Fifth Third Bancorp	92,641	3,692
First Horizon National Corp.	19,921	783
Freddie Mac	114,649	7,910
Huntington Bancshares, Inc. (a)	38,064	929
KeyCorp	67,373	2,502
M&T Bank Corp. (a)	13,417	1,634
Marshall & Ilsley Corp.	42,183	2,022
MGIC Investment Corp.	13,771	809
National City Corp.	100,413	3,741
North Fork Bancorp, Inc.	77,276	2,209
PNC Financial Services Group, Inc.	48,647	3,407
Regions Financial Corp. (a)	75,732	2,874
Sovereign Bancorp, Inc.	55,442	1,323
SunTrust Banks, Inc.	60,529	4,781
Synovus Financial Corp.	53,744	1,579
U.S. Bancorp	294,951	9,981
Wachovia Corp.	317,754	17,635
Washington Mutual, Inc.	159,937	6,765
Wells Fargo & Co.	558,874	20,282
Zions Bancorp	17,115	1,376

		119,057
Capital Goods 8.4%

3M Co.	125,029	9,857
American Power Conversion Corp.	22,385	677
American Standard Cos., Inc.	27,164	1,203
Caterpillar, Inc.	108,835	6,607
Cooper Industries Ltd., Class A	17,176	1,536
Cummins, Inc. (a)	9,374	1,190
Danaher Corp.	38,677	2,776
Deere & Co.	37,194	3,166
Dover Corp.	34,792	1,653
Eaton Corp.	24,246	1,756
Emerson Electric Co.	67,624	5,707
Fluor Corp.	14,194	1,113
General Dynamics Corp.	66,920	4,758
General Electric Co. (b)	1,713,315	60,155
Goodrich Corp.	20,038	884
Honeywell International, Inc.	135,940	5,726
Illinois Tool Works, Inc.	69,698	3,341
Ingersoll-Rand Co., Ltd. Class A	53,387	1,960
ITT Corp.	33,775	1,837
L-3 Communications Holdings, Inc.	20,457	1,647
Lockheed Martin Corp.	59,516	5,174
Masco Corp. (a)	63,518	1,756
Navistar International Corp. *	8,854	246
Northrop Grumman Corp. (a)	56,776	3,769
PACCAR, Inc.	41,345	2,448
Pall Corp.	20,034	639
Parker Hannifin Corp.	19,631	1,642
Raytheon Co.	76,221	3,807
Rockwell Automation, Inc.	29,202	1,811
Rockwell Collins, Inc.	28,412	1,650
Textron, Inc.	21,300	1,937
The Boeing Co.	132,934	10,616
Tyco International Ltd.	334,344	9,840
United Technologies Corp.	167,820	11,029
See financial notes.  1

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

W.W. Grainger, Inc.	12,522	911

		174,824
Commercial Services & Supplies 0.6%

Allied Waste Industries, Inc. *	40,740	495
Avery Dennison Corp.	16,899	1,067
Cintas Corp.	22,679	939
Equifax, Inc.	22,649	861
Monster Worldwide, Inc. *	23,336	945
Pitney Bowes, Inc.	36,772	1,718
R.R. Donnelley & Sons Co. (a)	34,666	1,174
Robert Half International, Inc.	28,427	1,039
Waste Management, Inc.	91,276	3,421

		11,659
Consumer Durables & Apparel 1.2%

Brunswick Corp.	15,437	486
Centex Corp.	17,149	897
Coach, Inc. *	60,719	2,407
D.R. Horton, Inc.	35,407	830
Eastman Kodak Co. (a)	47,687	1,164
Fortune Brands, Inc.	23,659	1,821
Harman International Industries, Inc.	11,014	1,127
Hasbro, Inc.	35,442	919
Jones Apparel Group, Inc.	20,500	685
KB Home	10,385	467
Leggett & Platt, Inc.	31,978	747
Lennar Corp., Class A	22,340	1,061
Liz Claiborne, Inc.	16,562	698
Mattel, Inc.	64,010	1,448
Newell Rubbermaid, Inc.	51,474	1,481
Nike, Inc., Class B	31,794	2,921
Pulte Homes, Inc.	27,600	855
Snap-On, Inc.	13,922	655
The Black & Decker Corp.	11,801	990
The Stanley Works (a)	12,936	616
VF Corp.	14,199	1,079
Whirlpool Corp.	12,945	1,125

		24,479
Consumer Services 1.8%

Apollo Group, Inc., Class A *	22,493	831
Carnival Corp. (a)	73,861	3,606
Darden Restaurants, Inc.	24,250	1,016
H&R Block, Inc.	48,200	1,054
Harrah’s Entertainment, Inc.	28,144	2,092
Hilton Hotels Corp.	62,971	1,821
International Game Technology (a)	56,282	2,393
Marriott International, Inc., Class A	57,034	2,382
McDonald’s Corp.	202,859	8,504
Starbucks Corp. (a)*	124,731	4,709
Starwood Hotels & Resorts Worldwide, Inc.	36,190	2,162
Wendy’s International, Inc.	19,491	674
Western Union Co. *	126,987	2,800
Wyndham Worldwide Corp. *	33,237	980
YUM! Brands, Inc.	44,886	2,669

		37,693
Diversified Financials 10.3%

American Express Co.	203,021	11,737
Ameriprise Financial, Inc.	41,225	2,123
Bank of America Corp. (b)	752,276	40,525
Capital One Financial Corp.	50,828	4,032
Chicago Mercantile Exchange Holdings, Inc.	5,900	2,956
CIT Group, Inc.	32,984	1,717
Citigroup, Inc. (b)	820,551	41,159
E*TRADE Financial Corp. *	70,919	1,651
Federated Investors, Inc., Class B	14,533	498
Franklin Resources, Inc.	28,675	3,268
Janus Capital Group, Inc.	34,780	698
JPMorgan Chase & Co.	577,849	27,413
Legg Mason, Inc.	20,596	1,854
Lehman Brothers Holdings, Inc. (a)	89,137	6,939
Mellon Financial Corp. (a)	71,165	2,761
Merrill Lynch & Co., Inc.	147,141	12,863
Moody’s Corp.	39,101	2,592
Morgan Stanley	177,941	13,600
Northern Trust Corp.	33,541	1,970
SLM Corp.	68,033	3,312
State Street Corp.	55,941	3,593
T. Rowe Price Group, Inc.	43,478	2,057
The Bank of New York Co., Inc. (b)	126,627	4,352
The Bear Stearns Cos., Inc.	20,021	3,030
The Charles Schwab Corp. (c)	171,623	3,127
The Goldman Sachs Group, Inc. (a)	71,694	13,607

		213,434
Energy 9.3%

Anadarko Petroleum Corp.	76,268	3,540
Apache Corp.	52,409	3,423
Baker Hughes, Inc.	54,571	3,768
BJ Services Co.	49,173	1,483
Chesapeake Energy Corp. (a)	59,545	1,932
ChevronTexaco Corp.	363,287	24,413
ConocoPhillips	271,861	16,377
CONSOL Energy, Inc.	25,256	894
Devon Energy Corp.	73,184	4,892
El Paso Corp.	115,494	1,582
EOG Resources, Inc.	40,250	2,678
Exxon Mobil Corp. (b)	986,722	70,472
Halliburton Co.	171,096	5,535
Hess Corp. (a)	36,258	1,537
Kinder Morgan, Inc.	17,763	1,867
2  See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Marathon Oil Corp.	59,467	5,138
Murphy Oil Corp.	29,054	1,370
Nabors Industries Ltd. (a)*	52,428	1,619
National-Oilwell Varco, Inc. *	28,093	1,697
Noble Corp.	21,286	1,492
Occidental Petroleum Corp.	142,958	6,710
Rowan Cos., Inc.	14,575	487
Schlumberger Ltd. (a)	196,488	12,394
Smith International, Inc. (a)	32,500	1,283
Sunoco, Inc.	22,658	1,498
Transocean, Inc. (a)*	51,828	3,760
Valero Energy Corp.	101,137	5,292
Weatherford International Ltd. *	54,909	2,256
Williams Cos., Inc. (a)	97,635	2,385
XTO Energy, Inc.	60,042	2,802

		194,576
Food & Staples Retailing 2.2%

Costco Wholesale Corp.	75,817	4,047
CVS Corp.	136,308	4,277
Safeway, Inc.	73,824	2,168
Supervalu, Inc.	34,258	1,144
Sysco Corp.	101,740	3,559
The Kroger Co.	119,939	2,698
Wal-Mart Stores, Inc. (b)	405,276	19,972
Walgreen Co.	167,266	7,306
Whole Foods Market, Inc. (a)	22,969	1,466

		46,637
Food, Beverage & Tobacco 4.7%

Altria Group, Inc. (b)	347,476	28,260
Anheuser-Busch Cos., Inc.	127,602	6,051
Archer-Daniels-Midland Co.	108,783	4,188
Brown-Forman Corp., Class B	13,755	993
Campbell Soup Co.	38,256	1,430
Coca-Cola Enterprises, Inc.	47,834	958
ConAgra Foods, Inc. (a)	86,269	2,256
Constellation Brands, Inc., Class A *	31,450	865
Dean Foods Co. *	21,419	897
General Mills, Inc.	59,601	3,386
H.J. Heinz Co.	57,960	2,444
Kellogg Co.	41,491	2,087
McCormick & Co., Inc.	26,561	993
Molson Coors Brewing Co., Class B	7,976	568
PepsiCo, Inc.	273,595	17,357
Reynolds American, Inc. (a)	28,068	1,773
Sara Lee Corp.	128,493	2,197
The Coca-Cola Co.	338,214	15,801
The Hershey Co.	27,457	1,453
The Pepsi Bottling Group, Inc.	25,101	794
Tyson Foods, Inc., Class A	34,240	495
UST, Inc.	25,814	1,383
Wm. Wrigley Jr. Co.	34,509	1,793

		98,422
Health Care Equipment & Services 4.1%

Aetna, Inc.	90,887	3,746
AmerisourceBergen Corp.	34,072	1,608
Bausch & Lomb, Inc.	8,111	434
Baxter International, Inc.	109,114	5,016
Becton Dickinson & Co.	40,679	2,849
Biomet, Inc.	39,764	1,505
Boston Scientific Corp. *	189,355	3,013
C.R. Bard, Inc.	17,207	1,410
Cardinal Health, Inc.	67,281	4,404
Caremark Rx, Inc.	72,089	3,549
CIGNA Corp.	19,931	2,332
Coventry Health Care, Inc. *	25,531	1,199
Express Scripts, Inc. *	23,540	1,500
HCA, Inc.	70,318	3,552
Health Management Associates, Inc., Class A	38,440	757
Hospira, Inc. *	26,061	947
Humana, Inc. (a)*	29,548	1,773
IMS Health, Inc.	36,124	1,006
Laboratory Corp. of America Holdings *	20,053	1,373
Manor Care, Inc. (a)	12,055	578
McKesson Corp.	51,782	2,594
Medco Health Solutions, Inc. *	48,311	2,585
Medtronic, Inc.	188,732	9,187
Patterson Cos., Inc. (a)*	20,090	660
Quest Diagnostics, Inc.	25,974	1,292
St. Jude Medical, Inc. *	54,201	1,862
Stryker Corp. (a)	49,227	2,574
Tenet Healthcare Corp. *	75,592	534
UnitedHealth Group, Inc.	223,590	10,907
WellPoint, Inc. *	103,611	7,908
Zimmer Holdings, Inc. *	40,290	2,901

		85,555
Household & Personal Products 2.4%

Alberto-Culver Co., Class B	12,491	635
Avon Products, Inc.	74,254	2,258
Clorox Co.	25,064	1,618
Colgate-Palmolive Co.	85,666	5,480
Kimberly-Clark Corp.	76,078	5,061
Procter & Gamble Co.	526,953	33,403
The Estee Lauder Cos., Inc., Class A	20,720	837

		49,292
Insurance 4.7%

ACE Ltd.	53,926	3,087
AFLAC, Inc. (b)	83,698	3,760
Ambac Financial Group, Inc.	19,390	1,619
See financial notes.  3

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

American International Group, Inc.	431,354	28,974
AON Corp. (a)	56,402	1,962
Cincinnati Financial Corp.	28,186	1,287
Genworth Financial, Inc., Class A	78,747	2,633
Lincoln National Corp.	49,296	3,121
Loews Corp.	78,613	3,060
Marsh & McLennan Cos., Inc.	87,889	2,587
MBIA, Inc.	22,374	1,388
MetLife, Inc. (b)	127,375	7,277
Principal Financial Group, Inc.	46,983	2,654
Prudential Financial, Inc.	80,511	6,194
SAFECO Corp.	22,171	1,290
The Allstate Corp. (b)	104,498	6,412
The Chubb Corp.	69,803	3,710
The Hartford Financial Services Group, Inc.	51,141	4,458
The Progressive Corp.	128,123	3,097
The St. Paul Travelers Cos., Inc.	115,894	5,926
Torchmark Corp.	15,882	979
UnumProvident Corp.	60,158	1,190
XL Capital Ltd., Class A	29,925	2,111

		98,776
Materials 3.0%

Air Products & Chemicals, Inc.	36,577	2,548
Alcoa, Inc.	140,238	4,054
Allegheny Technologies, Inc.	16,321	1,285
Ashland, Inc.	10,893	644
Ball Corp.	14,212	591
Bemis Co. (b)	16,797	565
E.I. du Pont de Nemours & Co.	152,959	7,006
Eastman Chemical Co.	13,231	806
Ecolab, Inc.	29,632	1,344
Freeport-McMoRan Copper & Gold, Inc., Class B	33,654	2,035
Hercules, Inc. *	31,113	566
International Flavors & Fragrances, Inc.	12,182	517
International Paper Co.	78,841	2,629
Louisiana-Pacific Corp.	17,044	337
MeadWestvaco Corp.	30,043	827
Monsanto Co.	90,070	3,983
Newmont Mining Corp.	73,909	3,346
Nucor Corp.	53,731	3,138
Pactiv Corp. *	29,340	905
Phelps Dodge Corp. (a)	35,145	3,528
PPG Industries, Inc.	29,563	2,022
Praxair, Inc.	53,526	3,225
Rohm & Haas Co.	26,168	1,356
Sealed Air Corp.	14,221	846
Sigma-Aldrich Corp.	10,659	801
Temple-Inland, Inc.	22,480	887
The Dow Chemical Co.	159,246	6,496
United States Steel Corp.	23,309	1,576
Vulcan Materials Co.	14,728	1,200
Weyerhaeuser Co.	40,395	2,569

		61,632
Media 3.4%

CBS Corp., Class B	132,327	3,829
Clear Channel Communications, Inc.	82,382	2,871
Comcast Corp., Class A (a)(b)*	347,379	14,128
Dow Jones & Co., Inc. (a)	7,406	260
Gannett Co., Inc.	38,727	2,290
Meredith Corp.	5,921	311
News Corp., Class A	387,773	8,085
Omnicom Group, Inc.	29,778	3,021
The E.W. Scripps Co., Class A	13,410	663
The Interpublic Group of Cos., Inc. *	70,334	767
The McGraw-Hill Cos., Inc.	59,981	3,849
The New York Times Co., Class A (a)	18,809	455
The Walt Disney Co.	348,799	10,973
Time Warner, Inc. (a)	675,004	13,507
Tribune Co.	30,780	1,026
Univision Communications, Inc., Class A *	40,296	1,413
Viacom, Inc., Class B *	115,108	4,480

		71,928
Pharmaceuticals & Biotechnology 8.1%

Abbott Laboratories (b)	253,614	12,049
Allergan, Inc.	25,069	2,896
Amgen, Inc. (b)*	194,310	14,750
Applied Biosystems Group-Applera Corp.	35,411	1,321
Barr Pharmaceuticals, Inc. *	17,025	892
Biogen Idec, Inc. *	59,638	2,839
Bristol-Myers Squibb Co.	326,348	8,077
Eli Lilly & Co.	163,239	9,143
Fisher Scientific International, Inc. (a)*	20,662	1,769
Forest Laboratories, Inc. *	55,026	2,693
Genzyme Corp. *	43,396	2,930
Gilead Sciences, Inc. (a)*	75,859	5,227
Johnson & Johnson	486,334	32,779
King Pharmaceuticals, Inc. *	42,753	715
MedImmune, Inc. *	35,581	1,140
Merck & Co., Inc.	362,967	16,486
Millipore Corp. *	8,013	517
Mylan Laboratories, Inc.	33,623	689
PerkinElmer, Inc.	20,053	428
Pfizer, Inc. (b)	1,212,987	32,326
Schering-Plough Corp.	248,515	5,502
Thermo Electron Corp. (a)*	25,269	1,083
Waters Corp. *	16,190	806
Watson Pharmaceuticals, Inc. *	18,801	506
4   See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Wyeth	223,309	11,395

		168,958
Real Estate 1.2%

Apartment Investment & Management Co., Class A	15,668	898
Archstone-Smith Trust	35,530	2,139
Boston Properties, Inc.	18,973	2,027
Equity Office Properties Trust (a)	58,146	2,471
Equity Residential	48,308	2,638
Kimco Realty Corp.	35,990	1,599
Plum Creek Timber Co., Inc.	28,718	1,032
ProLogis	40,701	2,575
Public Storage, Inc.	20,173	1,810
Realogy Corp. *	38,471	992
Simon Property Group, Inc.	36,729	3,566
Vornado Realty Trust	20,199	2,409

		24,156
Retailing 3.7%

Amazon.com, Inc. (a)*	47,538	1,811
AutoNation, Inc. (a)*	24,053	482
AutoZone, Inc. *	7,574	848
Bed, Bath & Beyond, Inc. *	44,297	1,785
Best Buy Co., Inc.	66,978	3,701
Big Lots, Inc. *	17,478	368
Circuit City Stores, Inc.	22,320	602
Dillard’s, Inc., Class A	9,678	292
Dollar General Corp.	36,223	508
eBay, Inc. *	194,945	6,264
Family Dollar Stores, Inc.	27,134	799
Federated Department Stores, Inc.	91,554	4,020
Genuine Parts Co.	27,744	1,263
Home Depot, Inc.	337,022	12,581
J.C. Penney Co., Inc.	38,956	2,931
Kohl’s Corp. *	54,297	3,833
Limited Brands, Inc.	55,379	1,632
Lowe’s Cos., Inc.	250,377	7,546
Nordstrom, Inc.	41,414	1,961
Office Depot, Inc. *	48,892	2,053
OfficeMax, Inc.	14,397	685
RadioShack Corp. (a)	20,945	374
Sears Holdings Corp. (a)*	14,653	2,556
Staples, Inc.	119,463	3,081
Target Corp.	142,520	8,434
The Gap, Inc.	87,628	1,842
The Sherwin-Williams Co.	18,044	1,069
The TJX Cos., Inc.	74,587	2,159
Tiffany & Co.	19,192	686

		76,166
Semiconductors & Semiconductor Equipment 2.6%

Advanced Micro Devices, Inc. (a)*	80,599	1,714
Altera Corp. *	59,626	1,100
Analog Devices, Inc.	58,510	1,862
Applied Materials, Inc.	247,962	4,312
Broadcom Corp., Class A (a)*	74,246	2,247
Freescale Semiconductor, Inc., Class B *	66,356	2,610
Intel Corp. (b)	957,272	20,428
KLA-Tencor Corp.	32,996	1,622
Linear Technology Corp.	49,950	1,554
LSI Logic Corp. *	69,172	695
Maxim Integrated Products, Inc.	49,704	1,492
Micron Technology, Inc. *	128,614	1,859
National Semiconductor Corp.	47,796	1,161
Novellus Systems, Inc. *	27,114	750
NVIDIA Corp. (a)*	58,456	2,038
PMC — Sierra, Inc. (a)*	18,535	123
Teradyne, Inc. *	37,408	525
Texas Instruments, Inc.	254,314	7,675
Xilinx, Inc. (a)	56,439	1,440

		55,207
Software & Services 5.4%

Adobe Systems, Inc. *	96,169	3,678
Affiliated Computer Services, Inc., Class A *	17,993	962
Autodesk, Inc. *	38,471	1,414
Automatic Data Processing, Inc.	92,234	4,560
BMC Software, Inc. (a)*	40,314	1,222
CA, Inc.	69,880	1,730
Citrix Systems, Inc. *	30,552	902
Computer Sciences Corp. *	28,536	1,508
Compuware Corp. *	59,340	477
Convergys Corp. *	25,295	537
Electronic Arts, Inc. *	50,920	2,693
Electronic Data Systems Corp.	91,637	2,321
First Data Corp.	126,987	3,079
Fiserv, Inc. *	30,347	1,499
Google, Inc., Class A (a)*	35,263	16,799
Intuit, Inc. *	57,495	2,030
Microsoft Corp. (b)	1,433,501	41,156
Novell, Inc. *	58,583	352
Oracle Corp. *	669,403	12,364
Parametric Technology Corp. *	17,533	343
Paychex, Inc. (a)	56,181	2,218
Sabre Holdings Corp., Class A (a)	21,122	537
Symantec Corp. *	164,170	3,257
Unisys Corp. *	52,541	344
VeriSign, Inc. *	40,696	842
Yahoo! Inc. (a)*	202,064	5,322

		112,146
Technology Hardware & Equipment 6.8%

ADC Telecommunications, Inc. *	19,488	279
Agilent Technologies, Inc. *	69,330	2,468
See financial notes.  5

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Apple Computer, Inc. (a)*	141,159	11,445
Avaya, Inc. *	73,345	940
Ciena Corp. *	13,528	318
Cisco Systems, Inc. (b)*	1,013,155	24,447
Comverse Technology, Inc. *	33,494	729
Corning, Inc. (a)*	258,838	5,288
Dell, Inc. (b)*	372,733	9,069
EMC Corp. *	381,475	4,673
Hewlett-Packard Co.	456,585	17,688
International Business Machines Corp.	253,427	23,399
Jabil Circuit, Inc.	29,647	851
JDS Uniphase Corp. *	27,977	407
Juniper Networks, Inc. *	92,171	1,587
Lexmark International, Inc., Class A *	19,578	1,245
Lucent Technologies, Inc. *	743,904	1,808
Molex, Inc.	24,651	860
Motorola, Inc.	406,651	9,377
NCR Corp. *	30,258	1,256
Network Appliance, Inc. *	61,767	2,254
QLogic Corp. *	29,893	615
QUALCOMM, Inc.	274,179	9,977
SanDisk Corp. *	31,867	1,533
Sanmina — SCI Corp. *	81,576	322
Solectron Corp. *	146,290	489
Sun Microsystems, Inc. *	582,428	3,163
Symbol Technologies, Inc.	40,759	609
Tektronix, Inc.	16,824	511
Tellabs, Inc. *	75,431	795
Xerox Corp. (a)*	170,094	2,892

		141,294
Telecommunication Services 3.5%

ALLTEL Corp.	64,424	3,435
AT&T Corp. (a)	644,616	22,078
BellSouth Corp.	301,323	13,590
CenturyTel, Inc.	23,721	955
Citizens Communications Co. (a)	66,025	968
Embarq Corp.	24,786	1,198
Qwest Communications International, Inc. *	279,267	2,410
Sprint Nextel Corp.	495,817	9,267
Verizon Communications, Inc.	481,086	17,800
Windstream Corp.	76,048	1,043

		72,744
Transportation 1.8%

Burlington Northern Santa Fe Corp.	60,029	4,654
CSX Corp.	73,630	2,626
FedEx Corp.	50,876	5,827
Norfolk Southern Corp.	68,035	3,577
Ryder System, Inc.	10,291	542
Southwest Airlines Co.	138,261	2,078
Union Pacific Corp.	44,672	4,049
United Parcel Service, Inc., Class B (a)	179,457	13,522

		36,875
Utilities 3.4%

Allegheny Energy, Inc. *	27,991	1,204
Ameren Corp. (a)	32,380	1,752
American Electric Power Co., Inc.	65,340	2,707
CenterPoint Energy, Inc. (a)	43,936	680
CMS Energy Corp. *	36,742	547
Consolidated Edison, Inc.	36,742	1,776
Constellation Energy Group, Inc.	29,858	1,863
Dominion Resources, Inc.	57,278	4,639
DTE Energy Co. (a)	25,619	1,164
Duke Energy Corp.	207,020	6,550
Dynegy, Inc., Class A *	60,711	369
Edison International	54,039	2,401
Entergy Corp.	33,366	2,864
Exelon Corp.	111,144	6,889
FirstEnergy Corp.	54,727	3,221
FPL Group, Inc. (a)	67,160	3,425
KeySpan Corp.	28,072	1,139
Nicor, Inc.	4,127	190
NiSource, Inc.	40,929	952
Peoples Energy Corp.	6,411	280
PG&E Corp.	58,277	2,514
Pinnacle West Capital Corp.	15,846	758
PPL Corp.	63,271	2,184
Progress Energy, Inc. (a)	39,907	1,836
Public Service Enterprise Group, Inc.	40,151	2,451
Sempra Energy	41,469	2,200
TECO Energy, Inc.	33,523	553
The AES Corp. *	111,078	2,443
The Southern Co.	120,388	4,382
TXU Corp.	77,783	4,910
Xcel Energy, Inc. (a)	66,043	1,458

		70,301

Security	Face Amount
Rate, Maturity Date	($ x 1,000)

Short-Term Investment 0.6% of net assets

JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	11,977	11,977
6   See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligations 0.2% of net assets

U.S. Treasury Bill 4.90%, 12/14/06	2,500	2,486
4.91%, 12/14/06	150	149
4.93%, 12/14/06	600	597
5.00%, 12/14/06	50	50

		3,282

	Number of	Value
Security	Shares	($ x 1,000)

Warrants 0.0% of net assets

Technology Hardware & Equipment 0.0%

Lucent Technologies, Inc. * expires 12/10/07	11,390	2
End of Investments.

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Collateral Invested for Securities on Loan 7.8% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	162,875,434	162,875
End of collateral invested for securities on loan.
At 10/31/06 the tax basis cost of the fund’s investments was $1,840,898, and the unrealized appreciation and depreciation were $272,607 and ($40,526), respectively, with a net unrealized appreciation of $232,081.
In addition to the above, the fund held the following at 10/31/2006. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

S&P500 Index, e-mini, Long, expires 12/15/06	177	12,241	276
S&P500 Index, Long, expires 12/14/06	20	6,916	31

			307

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.
See financial notes.  7

Schwab Small-Cap Index Fund®
Portfolio Holdings as of October 31, 2006
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Common Stock	1,241,488	1,654,700
0.2%	Short-Term Investment	3,156	3,156
—%	U.S. Treasury Obligation	679	681

99.9%	Total Investments	1,245,323	1,658,537
15.2%	Collateral Invested for Securities on Loan	251,338	251,338
(15.1)%	Other Assets and Liabilities, Net		(250,387)

100.0%	Total Net Assets		1,659,488

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%

American Axle & Manufacturing Holdings, Inc.	62,185	1,166
ArvinMeritor, Inc. (a)	94,012	1,412
Bandag, Inc. (a)	23,140	1,016
Cooper Tire & Rubber Co. (a)	77,323	830
Drew Industries, Inc. *	20,713	562
Fleetwood Enterprises, Inc. *	74,244	530
Lear Corp. (a)*	82,635	2,496
LKQ Corp. *	54,006	1,250
Modine Manufacturing Co.	48,491	1,154
Sauer-Danfoss, Inc.	69,820	1,852
Tenneco Automotive, Inc. *	58,618	1,331
Winnebago Industries, Inc.	48,930	1,629

		15,228

Banks 8.1%

1st Source Corp.	19,321	610
Accredited Home Lenders Holding Co. *	27,071	828
Alabama National Bancorp	23,882	1,620
Amcore Financial, Inc.	34,593	1,083
Anchor Bancorp Wisconsin, Inc.	30,587	888
BancFirst Corp.	16,416	817
BancorpSouth, Inc.	114,368	2,922
Bank Mutual Corp.	73,693	893
BankAtlantic Bancorp, Inc., Class A	71,834	941
BankUnited Financial Corp., Class A	48,313	1,303
Boston Private Financial Holdings, Inc.	44,772	1,238
Brookline Bancorp, Inc.	74,496	993
Cathay General Bancorp (a)	66,222	2,281
Centennial Bank Holdings, Inc. *	70,865	680
Central Pacific Financial Corp.	39,332	1,447
Charter Financial Corp. (a)	19,395	921
CharterMac (a)	71,623	1,458
Chemical Financial Corp.	35,103	1,050
Chittenden Corp.	64,424	1,900
Citizens Banking Corp. (a)	60,364	1,568
Corus Bankshares, Inc. (a)	77,748	1,596
CVB Financial Corp.	98,654	1,433
Doral Financial Corp. (a)	144,207	663
Downey Financial Corp. (a)	39,030	2,688
East West Bancorp, Inc.	64,357	2,350
F.N.B. Corp. (a)	74,937	1,269
Fidelity Bankshares, Inc.	32,583	1,293
First Bancorp.	112,777	1,116
First Charter Corp.	39,758	990
First Citizens BancShares, Inc., Class A	15,465	2,904
First Commonwealth Financial Corp. (a)	83,956	1,122
First Community Bancorp	29,816	1,594
First Financial Bancorp (a)	61,089	992
First Financial Bankshares, Inc. (a)	31,221	1,251
First Midwest Bancorp, Inc. Illinois	59,763	2,273
First Niagra Financial Group, Inc.	155,736	2,230
First Republic Bank	32,135	1,251
FirstFed Financial Corp. (a)*	21,895	1,352
FirstMerit Corp.	93,382	2,168
Flagstar Bancorp, Inc.	78,430	1,179
Fremont General Corp.	86,162	1,252
Frontier Financial Corp.	59,185	1,717
Glacier Bancorp, Inc.	37,074	1,295
Greater Bay Bancorp	71,490	1,841
Hancock Holding Co.	49,310	2,530
Hanmi Financial Corp.	68,488	1,464
Harbor Florida Bancshares, Inc.	33,205	1,508
International Bancshares Corp.	79,323	2,434
Kearny Financial Corp.	93,878	1,502
MAF Bancorp, Inc.	41,486	1,788
MB Financial, Inc.	40,024	1,443
National Penn Bancshares, Inc. (a)	62,019	1,271
NBT Bancorp., Inc.	45,485	1,130
NewAlliance Bancshares, Inc.	147,911	2,290
See financial notes.     1

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Northwest Bancorp, Inc.	70,928	1,897
Old National Bancorp	96,483	1,831
Pacific Capital Bancorp	63,642	1,958
Park National Corp.	19,953	2,023
PFF Bancorp, Inc.	30,461	945
PrivateBancorp, Inc. (a)	29,276	1,202
Prosperity Bancshares, Inc.	38,365	1,331
Provident Bankshares Corp.	44,069	1,593
Provident Financial Services, Inc.	102,351	1,877
Republic Bancorp, Inc.	101,521	1,358
S&T Bancorp, Inc.	31,881	1,079
Santander BanCorp (a)	69,003	1,290
Signature Bank NY *	32,909	998
Sterling Bancshares, Inc. Texas	62,608	1,146
Sterling Financial Corp. Washington	48,347	1,608
Susquehanna Bancshares, Inc.	64,808	1,620
SVB Financial Group *	49,523	2,279
Texas Regional Bancshares, Inc., Class A	75,466	2,932
The South Financial Group, Inc.	83,525	2,216
Trustco Bank Corp. NY (a)	103,702	1,146
Trustmark Corp.	77,877	2,466
UCBH Holdings, Inc.	112,125	1,922
UMB Financial Corp.	61,624	2,210
Umpqua Holdings Corp.	53,595	1,514
United Bankshares, Inc.	56,322	2,151
United Community Banks, Inc. Georgia	55,840	1,756
W Holding Co., Inc. (a)	209,214	1,190
Washington Federal, Inc.	117,539	2,732
WesBanco, Inc.	32,298	1,058
Westamerica Bancorp	43,470	2,167
Western Alliance Bancorp (a)*	31,231	1,061
Wintrust Financial Corp.	29,655	1,431

		134,607

Capital Goods 7.8%

A.O. Smith Corp.	39,130	1,376
A.S.V., Inc. (a)*	30,875	451
AAR Corp. *	44,997	1,172
Actuant Corp., Class A	36,574	1,878
Acuity Brands, Inc.	66,532	3,296
AGCO Corp. *	125,945	3,369
Albany International Corp., Class A	42,500	1,428
Applied Industrial Technologies, Inc.	68,166	1,959
Armor Holdings, Inc. *	45,516	2,342
Astec Industries, Inc. *	23,395	746
Baldor Electric Co.	46,308	1,486
Barnes Group, Inc.	63,640	1,276
BE Aerospace, Inc. *	79,551	2,011
Beacon Roofing Supply, Inc. (a)*	47,182	934
Belden CDT, Inc.	65,393	2,367
Blount International, Inc. *	56,662	620
Briggs & Stratton Corp.	63,693	1,624
Bucyrus International, Inc., Class A	37,846	1,586
Builders FirstSource, Inc. *	18,760	297
Ceradyne, Inc. (a)*	34,012	1,403
Clarcor, Inc.	71,898	2,342
Curtiss-Wright Corp.	54,756	1,853
DHB Industries, Inc. *	19,920	46
DRS Technologies, Inc.	52,091	2,303
ElkCorp.	25,396	638
EMCOR Group, Inc. *	49,802	2,946
Encore Wire Corp. (a)*	29,441	791
Energy Conversion Devices, Inc. *	41,063	1,511
ESCO Technologies, Inc. *	35,469	1,540
Esterline Technologies Corp. *	30,311	1,143
Evergreen Solar, Inc. (a)*	66,889	582
Federal Signal Corp.	71,459	1,090
Franklin Electric Co., Inc.	28,318	1,528
Freightcar America, Inc.	17,490	930
Gardner Denver, Inc. *	71,912	2,444
GATX Corp.	67,590	2,945
GenCorp, Inc. (a)*	76,552	1,003
General Cable Corp. *	74,632	2,806
Genlyte Group, Inc. *	41,815	3,231
Granite Construction, Inc.	58,056	3,025
Griffon Corp. *	43,450	1,068
H&E Equipment Services, Inc. *	48,927	1,313
Hexcel Corp. *	91,783	1,486
Infrasource Services, Inc. *	32,158	629
Interline Brands, Inc. *	43,134	1,033
Ionatron, Inc. (a)*	75,240	332
Jacuzzi Brands, Inc. *	105,290	1,305
Kaydon Corp.	44,235	1,849
Lennox International, Inc.	86,403	2,329
Lincoln Electric Holdings, Inc.	57,525	3,537
Middleby Corp. *	10,826	976
Moog, Inc., Class A *	53,872	2,009
Mueller Industries, Inc.	48,924	1,794
NACCO Industries, Inc., Class A	11,477	1,728
Navistar International Corp. *	97,719	2,710
NCI Building Systems, Inc. *	27,506	1,646
Nordson Corp.	49,343	2,272
Orbital Sciences Corp. *	77,536	1,408
Perini Corp. *	25,130	621
Quanta Services, Inc. *	170,136	3,114
Regal Beloit Corp.	42,447	2,099
Sequa Corp., Class A *	14,713	1,561
Simpson Manufacturing Co., Inc. (a)(b)	60,694	1,723
TAL International Group, Inc.	44,122	1,023
Teledyne Technologies, Inc. *	46,925	1,958
Toro Co.	60,335	2,604
Triumph Group, Inc.	21,101	1,016
UAP Holding Corp.	62,413	1,562
Universal Forest Products, Inc.	22,762	1,033
URS Corp. *	67,253	2,718
Valmont Industries, Inc.	39,547	2,207
Vicor Corp.	55,668	662
Wabtec Corp.	63,550	1,995
Washington Group International, Inc. *	36,647	2,075
Watsco, Inc.	34,982	1,742
Watts Water Technologies, Inc., Class A	43,107	1,604
2     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Williams Scotsman International, Inc. *	54,033	1,271
Woodward Governor Co.	47,317	1,690

		130,020

Commercial Services & Supplies 3.8%

ABM Industries, Inc.	68,209	1,355
Acco Brands Corp. *	58,123	1,412
Administaff, Inc.	40,110	1,382
American Reprographics Co. *	60,006	2,130
Banta Corp.	33,464	1,482
Brady Corp., Class A	61,729	2,284
Cenveo, Inc. *	47,842	949
Consolidated Graphics, Inc. *	22,600	1,405
Corrections Corp. of America *	81,973	3,745
CoStar Group, Inc. *	21,783	1,031
Deluxe Corp.	58,446	1,325
First Advantage Corp. (a)*	52,008	1,082
FTI Consulting, Inc. *	55,008	1,563
G&K Services, Inc., Class A	23,530	897
Global Cash Access, Inc. *	110,039	1,755
IHS, Inc. *	76,340	2,639
IKON Office Solutions, Inc.	209,821	3,128
John H. Harland Co.	42,260	1,728
Kelly Services, Inc., Class A	48,023	1,382
Knoll, Inc.	70,603	1,398
Korn/Ferry International *	57,161	1,264
Labor Ready, Inc. *	81,514	1,427
McGrath Rentcorp	24,932	673
Mine Safety Appliances Co. (a)	47,289	1,788
Mobile Mini, Inc. *	31,368	1,009
Navigant Consulting, Inc. *	58,748	1,046
NCO Group, Inc. *	36,449	983
PHH Corp. *	73,463	2,028
Resources Connection, Inc. *	58,250	1,686
Rollins, Inc.	103,950	2,250
School Specialty, Inc. *	30,293	1,186
TeleTech Holdings, Inc. *	103,400	2,007
Tetra Tech, Inc. *	78,478	1,427
The Advisory Board Co. *	26,676	1,473
United Stationers, Inc. *	41,467	1,980
Viad Corp.	30,896	1,142
Waste Connections, Inc. *	57,629	2,345
Watson Wyatt & Co., Holdings	58,181	2,627

		62,413

Consumer Durables & Apparel 3.6%

American Greetings Corp., Class A	91,711	2,193
Blyth, Inc.	49,309	1,180
Brookfield Homes Corp. (a)	35,727	1,159
Brown Shoe Co., Inc.	36,250	1,412
Callaway Golf Co.	94,369	1,267
Carter’s, Inc. *	75,514	2,132
Champion Enterprises Inc *	91,233	845
Columbia Sportswear Co. (a)*	52,819	2,949
Crocs, Inc. (a)*	49,709	1,969
Ethan Allen Interiors, Inc.	46,579	1,659
Fossil, Inc. *	81,866	1,788
Furniture Brands International, Inc. (a)	68,702	1,278
JAKKS Pacific, Inc. *	37,574	815
Jarden Corp. *	75,508	2,717
K-Swiss, Inc., Class A	41,928	1,481
Kellwood Co. (a)	40,528	1,240
Kimball International, Inc., Class B	12,351	307
La-Z-Boy, Inc. (a)	69,209	848
Leapfrog Enterprises, Inc. (a)*	69,425	669
Marvel Entertainment, Inc. (a)*	122,630	3,109
Meritage Homes Corp. (a)*	32,185	1,473
Oakley, Inc.	83,709	1,555
Oxford Industries, Inc.	20,018	1,057
Phillips-Van Heusen Corp.	60,675	2,777
Polaris Industries, Inc. (a)	52,123	2,232
Quiksilver, Inc. *	142,112	1,982
RC2 Corp. *	25,886	1,170
Skechers U.S.A., Inc., Class A *	56,178	1,679
Technical Olympic USA, Inc. (a)	73,701	818
Tempur-Pedic International, Inc. *	110,662	2,184
The Warnaco Group, Inc. *	57,363	1,218
The Yankee Candle Co., Inc.	58,346	1,975
Tupperware Corp.	76,811	1,631
Under Armour, Inc. (a)*	61,820	2,865
Volcom Inc (a)*	29,290	960
WCI Communities, Inc. (a)*	56,688	914
Whirlpool Corp.	172	15
Wolverine World Wide, Inc.	83,436	2,366

		59,888

Consumer Services 4.9%

American Real Estate Partners L.P. (a)	55,192	3,455
Ameristar Casinos, Inc.	76,075	1,872
Applebee’s International, Inc.	100,230	2,287
Aztar Corp. *	44,048	2,360
Bally Technologies, Inc. (a)*	71,762	1,424
Bob Evans Farms, Inc.	47,146	1,599
Bright Horizons Family Solutions, Inc. *	37,188	1,429
CBRL Group, Inc.	27,553	1,210
CEC Entertainment, Inc. *	45,538	1,570
Cedar Fair L.P. *	70,332	1,930
Chipotle Mexican Grill, Inc. Class A (a)*	45,347	2,716
CKE Restaurants, Inc. (a)	83,079	1,623
Corinthian Colleges, Inc. *	120,729	1,479
DeVry, Inc. *	98,080	2,388
Domino’s Pizza, Inc.	90,379	2,457
Escala Group, Inc. (a)*	38,196	193
Gaylord Entertainment Co. *	53,835	2,506
IHOP Corp.	33,472	1,746
Isle of Capri Casinos, Inc. (a)*	36,884	926
Jack in the Box, Inc. *	55,481	3,113
Jackson Hewitt Tax Service, Inc.	48,676	1,684
Landry’s Restaurants, Inc.	27,036	792
Life Time Fitness, Inc. *	45,677	2,354
Marcus Corp.	29,083	727
See financial notes.     3

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Matthews International Corp., Class A	40,284	1,548
Orient-Express Hotels Ltd., Class A	79,772	3,147
P.F. Chang’s China Bistro, Inc. (a)*	33,142	1,386
Papa John’s International, Inc. *	49,255	1,808
Pinnacle Entertainment, Inc. *	63,985	1,936
RARE Hospitality International, Inc. *	42,882	1,351
Red Robin Gourmet Burgers, Inc. (a)*	18,227	879
Regis Corp.	57,249	2,150
Ruby Tuesday, Inc.	77,514	2,151
Shuffle Master, Inc. (a)*	41,612	1,164
Six Flags, Inc. (a)*	101,908	581
Sonic Corp. *	114,429	2,603
Sotheby’s	78,741	2,992
Speedway Motorsports, Inc.	60,484	2,278
Steiner Leisure Ltd. *	28,609	1,306
Strayer Education, Inc.	19,371	2,191
Texas Roadhouse, Inc., Class A *	85,396	1,234
Triarc Cos., Class B (a)	101,831	1,710
Universal Technical Institute, Inc. *	37,056	740
Vail Resorts, Inc. *	51,871	2,005
WMS Industries, Inc. *	44,201	1,562

		80,562

Diversified Financials 2.3%

Advance America Cash Advance Centers, Inc.	115,065	1,725
Calamos Asset Management, Inc., Class A	32,096	938
Cash America International, Inc.	44,470	1,838
Cohen & Steers, Inc. (a)	41,928	1,462
CompuCredit Corp. (a)*	68,200	2,371
Credit Acceptance Corp. (a)*	32,166	1,076
Financial Federal Corp.	36,123	994
GAMCO Investors, Inc., Class A (a)	42,031	1,664
GFI Group, Inc. (a)*	37,342	2,154
Greenhill & Co., Inc. (a)	40,182	2,730
International Securities Exchange, Inc.	56,748	2,914
Investment Technology Group, Inc. *	63,465	2,964
Knight Capital Group, Inc., Class A *	149,872	2,795
LaBranche & Co., Inc. (a)*	82,987	736
OptionsXpress Holdings, Inc.	82,447	2,563
Piper Jaffray Cos. *	30,339	2,098
Portfolio Recovery Associates, Inc. (a)*	20,743	967
TradeStation Group, Inc. *	58,079	909
W.P. Carey & Co. LLC (a)	51,366	1,484
W.P. Stewart & Co., Ltd. (a)	57,051	787
Waddell & Reed Financial, Inc., Class A	115,139	2,936

		38,105

Energy 8.0%

Alliance Resource Partners L.P.	50,610	1,802
Alon USA Energy, Inc.	64,178	1,802
Alpha Natural Resources, Inc. *	72,661	1,156
Atlas America, Inc. *	25,609	1,230
ATP Oil & Gas Corp. (a)*	32,533	1,399
Atwood Oceanics, Inc. *	40,404	1,867
Basic Energy Services, Inc. *	47,102	1,151
Berry Petroleum Co., Class A	56,612	1,690
Bill Barrett Corp. (a)*	55,093	1,572
Boardwalk Pipeline Partners, LP (a)	138,835	3,993
Bois d’Arc Energy, Inc. *	70,602	1,135
BP Prudhoe Bay Royalty Trust (a)	29,865	2,161
Bristow Group, Inc. (a)*	30,287	1,006
Buckeye Partners L.P. (a)*	52,908	2,423
CARBO Ceramics, Inc. (a)	30,420	1,025
Comstock Resources, Inc. *	50,726	1,415
Crosstex Energy, Inc. (a)	10,348	993
Crosstex Energy, LP (a)*	31,183	1,169
Delta Petroleum Corp. *	52,127	1,340
Dorchester Minerals L.P. (a)	39,409	975
Dril-Quip, Inc. *	51,350	2,022
Encore Acquisition Co. *	63,377	1,587
Energy Partners, Ltd. *	46,878	1,145
Evergreen Energy, Inc. (a)*	101,457	1,304
EXCO Resources, Inc. *	127,851	1,851
Foundation Coal Holdings, Inc.	59,578	2,187
General Maritime Corp.	52,796	1,929
Giant Industries, Inc. *	20,130	1,630
Global Industries Ltd. *	158,982	2,639
Grey Wolf, Inc. *	266,348	1,864
Hanover Compressor Co. *	133,762	2,477
Hercules Offshore, Inc. *	42,204	1,503
Holly Corp.	79,906	3,800
Hornbeck Offshore Services, Inc. *	37,545	1,355
Hugoton Royalty Trust (a)	55,820	1,437
Hydril Co. *	30,414	1,826
Inergy Holdings LP (a)	18,510	648
Inergy, L.P. *	54,952	1,605
International Coal Group, Inc. (a)*	113,868	591
Lone Star Technologies, Inc. *	40,425	1,952
Lufkin Industries, Inc.	14,195	857
Magellan Midstream Holdings LP (a)	87,425	2,010
Magellan Midstream Partners (a)	92,608	3,620
Natural Resource Partners L.P. (a)	33,263	1,733
Newpark Resources, Inc. *	81,810	481
NS Group, Inc. *	31,016	2,027
Oceaneering International, Inc. *	70,322	2,531
Oil States International, Inc. *	63,236	1,836
OMI Corp. (a)	104,787	2,339
Overseas Shipholding Group, Inc.	53,961	3,375
Pacific Energy Partners L.P. (a)	47,887	1,714
Parker Drilling Co. *	155,165	1,271
Penn Virginia Corp.	25,289	1,809
4     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Penn Virginia Resource Partners, L.P. (a)*	41,446	1,084
Petrohawk Energy Corp. (a)*	193,850	2,196
Petroleum Development Corp. *	19,903	919
Pioneer Drilling Co. *	64,031	841
Regency Energy Partners LP	53,320	1,386
RPC, Inc.	83,926	1,823
SEACOR Holdings, Inc. *	34,616	3,097
Ship Finance International Ltd.	95,125	2,004
Stone Energy Corp. *	34,269	1,335
Sunoco Logistics Partners L.P. (a)*	25,986	1,212
Superior Energy Services, Inc. *	104,787	3,280
Swift Energy Co. *	39,001	1,822
TETRA Technologies, Inc. (a)*	85,674	2,219
The Houston Exploration Co. *	36,501	1,977
Universal Compression Holdings, Inc. *	39,803	2,399
USEC, Inc. *	116,923	1,305
Veritas DGC, Inc. *	52,792	3,802
W-H Energy Services, Inc. *	34,578	1,619
Warren Resources, Inc. (a)*	47,045	555
Western Refining, Inc.	92,722	2,185
Whiting Petroleum Corp. *	46,811	2,088
World Fuel Services Corp.	34,978	1,505

		132,912

Food & Staples Retailing 1.0%

Casey’s General Stores, Inc.	64,726	1,571
Central European Distribution Corp. *	24,517	622
Longs Drug Stores Corp.	52,605	2,264
Performance Food Group Co. *	48,074	1,398
Rite Aid Corp. (a)*	721,895	3,379
Ruddick Corp.	57,956	1,634
The Great Atlantic & Pacific Tea Co., Inc. *	56,990	1,577
The Pantry, Inc. *	30,276	1,652
United Natural Foods, Inc. *	53,282	1,860
Weis Markets, Inc.	37,793	1,534

		17,491

Food, Beverage & Tobacco 1.7%

Chiquita Brands International, Inc. *	57,002	781
Corn Products International, Inc.	101,390	3,669
Delta & Pine Land Co.	43,215	1,751
Flowers Foods, Inc.	81,284	2,208
Fresh Del Monte Produce, Inc. (a)*	80,046	1,248
Gold Kist, Inc. *	54,954	1,089
Hansen Natural Corp. (a)*	112,460	3,571
Lancaster Colony Corp.	43,543	1,766
Pilgrim’s Pride Corp., Class B	88,880	2,220
Ralcorp Holdings, Inc. *	36,235	1,792
Seaboard Corp. (b)	1,875	2,647
The Hain Celestial Group, Inc. *	47,931	1,353
Tootsie Roll Industries, Inc.	72,392	2,301
Universal Corp.	31,545	1,161
Vector Group Ltd. (a)	71,250	1,221

		28,778

Health Care Equipment & Services 4.9%

Allscripts Healthcare Solutions, Inc. (a)*	58,875	1,389
American Medical Systems Holdings, Inc. (a)*	95,025	1,692
AMERIGROUP Corp. *	69,442	2,081
Analogic Corp.	15,054	840
Apria Healthcare Group, Inc. *	69,737	1,624
Arrow International, Inc.	58,720	2,099
Arthrocare Corp. (a)*	32,330	1,306
Biosite, Inc. *	23,575	1,083
Brookdale Senior Living, Inc.	78,669	3,786
Centene Corp. *	51,692	1,219
Chemed Corp. (b)	32,900	1,168
Conor Medsystems, Inc. *	41,331	1,015
Cyberonics, Inc. (a)*	29,385	530
Eclipsys Corp. *	57,467	1,218
ev3, Inc. *	46,423	796
Foxhollow Technologies, Inc. (a)*	26,404	924
Genesis HealthCare Corp. *	27,778	1,345
Haemonetics Corp. *	33,655	1,535
HealthExtras, Inc. *	47,365	1,091
Healthspring, Inc. *	79,949	1,610
Healthways, Inc. *	47,563	2,014
Immucor, Inc. *	93,954	2,587
Integra LifeSciences Holdings *	40,148	1,483
Intermagnetics General Corp. *	38,914	1,064
Invacare Corp.	38,911	849
inVentiv Health, Inc. *	37,301	1,067
Inverness Medical Innovations, Inc. (a)*	26,856	1,012
Kindred Healthcare, Inc. *	51,492	1,390
Kyphon, Inc. *	55,736	2,202
LCA-Vision, Inc.	25,343	890
LifePoint Hospitals, Inc. *	71,941	2,554
Magellan Health Services, Inc. *	51,010	2,226
Matria Healthcare, Inc. (a)*	21,841	616
Mentor Corp. (a)(b)	59,996	2,808
Molina Healthcare, Inc. *	44,813	1,758
Odyssey Healthcare, Inc. *	48,141	638
Owens & Minor, Inc.	51,592	1,626
Per-Se Technologies, Inc. (a)*	47,565	1,164
PolyMedica Corp. (a)	31,147	1,294
PSS World Medical, Inc. *	90,366	1,818
Psychiatric Solutions, Inc. *	71,054	2,359
Sirona Dental Systems, Inc. *	22,565	835
Steris Corp.	95,958	2,339
Sunrise Senior Living, Inc. *	59,277	1,850
SurModics, Inc. (a)*	25,819	901
Symmetry Medical, Inc. *	38,991	608
Thoratec Corp. *	66,726	1,051
TriZetto Group, Inc. *	68,880	1,177
United Surgical Partners International, Inc. *	60,344	1,498
Viasys Healthcare, Inc. *	32,484	931
See financial notes.     5

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

WebMD Health Corp., Class A (a)*	69,724	2,542
WellCare Health Plans, Inc. *	54,593	3,207
West Pharmaceutical Services, Inc.	44,265	1,861

		80,570

Household & Personal Products 0.7%

Central Garden & Pet Co. *	22,392	1,119
Chattem, Inc. *	26,313	1,116
Elizabeth Arden, Inc. *	33,898	591
NBTY, Inc. *	94,529	2,630
Nu Skin Enterprises, Inc., Class A	96,822	1,851
Playtex Products, Inc. *	88,541	1,234
Revlon, Inc. (b)*	533,983	710
Spectrum Brands, Inc. (a)*	54,470	530
USANA Health Sciences, Inc. (a)*	26,529	1,192

		10,973

Insurance 4.2%

21st Century Insurance Group	114,205	1,802
Alfa Corp.	118,311	2,185
American Equity Investment Life Holding Co.	49,964	638
Arch Capital Group Ltd. *	49,227	3,165
Argonaut Group, Inc. *	46,100	1,568
Aspen Insurance Holdings Ltd.	105,962	2,630
Assured Guaranty Ltd.	82,537	2,077
CNA Surety Corp. *	71,600	1,456
Commerce Group, Inc.	93,348	2,763
Delphi Financial Group, Inc., Class A	71,880	2,821
FBL Financial Group, Inc., Class A	47,368	1,674
Great American Financial Resources, Inc.	83,565	1,931
Harleysville Group, Inc.	50,760	1,831
Hilb, Rogal & Hobbs Co.	54,619	2,180
Horace Mann Educators Corp.	59,678	1,202
Infinity Property & Casualty Corp.	28,892	1,243
IPC Holdings Ltd.	86,677	2,604
LandAmerica Financial Group, Inc.	28,933	1,825
Max Re Capital Ltd.	79,384	1,848
Montpelier Re Holdings Ltd.	124,449	2,209
National Financial Partners Corp.	45,638	1,798
National Western Life Insurance Co., Class A *	5,594	1,342
Navigators Group, Inc. *	21,485	1,011
Odyssey Re Holdings Corp. (a)	96,583	3,424
Ohio Casualty Corp.	85,043	2,333
Platinum Underwriters Holdings, Ltd.	73,457	2,193
ProAssurance Corp. *	48,289	2,352
RLI Corp.	35,155	1,906
Scottish Re Group Ltd.	68,688	785
Selective Insurance Group, Inc.	42,857	2,368
State Auto Financial Corp.	62,256	2,000
Stewart Information Services Corp.	23,843	884
The Phoenix Cos., Inc.	143,992	2,281
United Fire & Casualty Co.	34,300	1,214
Universal American Financial Corp. *	85,502	1,590
USI Holdings Corp. *	61,971	987
Zenith National Insurance Corp.	49,545	2,305

		70,425

Materials 5.0%

A. Schulman, Inc.	42,709	1,034
AK Steel Holding Corp. *	167,419	2,500
Albemarle Corp.	63,716	4,144
Aleris International, Inc. *	35,799	1,844
AMCOL International Corp. (a)	34,352	904
Aptargroup, Inc.	50,163	2,755
Arch Chemicals, Inc.	32,672	1,093
Bowater, Inc. (a)	66,581	1,392
Carpenter Technology Corp.	36,101	3,863
Century Aluminum Co. (a)*	40,074	1,560
CF Industries Holdings, Inc.	76,753	1,521
Chaparral Steel Co.	63,646	2,647
Cleveland-Cliffs, Inc. (a)	54,698	2,313
Coeur d’Alene Mines Corp. (a)*	316,606	1,551
Compass Minerals International, Inc.	43,082	1,333
Ferro Corp.	53,277	1,051
Georgia Gulf Corp.	41,655	891
Gibraltar Industries, Inc.	44,711	944
Graphic Packaging Corp. *	215,915	842
Greif, Inc., Class A	35,431	3,320
H.B. Fuller Co.	88,516	2,194
Headwaters, Inc. (a)*	55,014	1,362
Hercules, Inc. *	169,914	3,093
Kronos Worldwide, Inc.	49,005	1,461
MacDermid, Inc.	42,282	1,414
Metal Management, Inc.	35,021	962
Minerals Technologies, Inc.	25,461	1,404
NL Industries, Inc. (a)	62,046	689
Olin Corp.	93,291	1,614
Oregon Steel Mills, Inc. *	48,885	2,659
PolyOne Corp. *	123,875	1,016
Quanex Corp.	56,404	1,890
Rockwood Holdings, Inc. *	98,688	2,300
Royal Gold, Inc. (a)	32,138	946
RPM International, Inc.	134,451	2,575
RTI International Metals, Inc. (a)*	25,166	1,543
Ryerson Tull, Inc. (a)	33,292	802
Schnitzer Steel Industries, Inc., Class A	39,055	1,365
Sensient Technologies Corp.	65,425	1,508
Silgan Holdings, Inc.	55,912	2,313
Spartech Corp.	44,813	1,228
Steel Dynamics, Inc.	67,162	4,037
Stillwater Mining Co. *	113,541	1,221
Symyx Technologies, Inc. *	44,812	1,100
Texas Industries, Inc. (a)	30,751	1,910
Wausau-Mosinee Paper Corp.	58,820	798
Worthington Industries, Inc.	112,560	1,945

		82,851
6     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Media 2.1%

Advo, Inc.	37,205	1,092
Arbitron, Inc.	41,256	1,733
Catalina Marketing Corp.	67,006	1,699
Citadel Broadcasting Co.	171,124	1,752
CKX, Inc. *	87,671	1,201
Crown Media Holdings, Inc., Class A (a)*	57,213	228
Cumulus Media, Inc., Class A (a)*	72,889	781
Entercom Communications Corp.	58,784	1,627
Entravision Communications Corp. *	58,927	432
Gemstar — TV Guide International, Inc. (b)*	472,286	1,644
Hearst-Argyle Television, Inc.	71,980	1,814
Journal Communications, Inc., Class A	98,678	1,154
Lee Enterprises, Inc.	54,740	1,562
Live Nation, Inc. *	90,289	1,919
Martha Stewart Living Omnimedia, Class A (a)*	72,005	1,526
Media General, Inc., Class A	32,336	1,200
Mediacom Communications Corp., Class A *	163,086	1,362
Morningstar, Inc. *	41,951	1,717
Radio One, Inc., Class A *	154,088	1,062
RCN Corp. *	50,068	1,446
Readers Digest Association, Inc., Class A	128,843	1,853
Scholastic Corp. *	55,269	1,737
Sun-Times Media Group, Inc., Class A	134,680	781
Valassis Communications, Inc. *	65,162	978
Westwood One, Inc.	106,610	843
World Wrestling Entertainment, Inc.	97,288	1,622

		34,765

Pharmaceuticals & Biotechnology 4.6%

Adams Respiratory Therapeutics, Inc. *	44,510	1,918
Adolor Corp. *	54,247	744
Alexion Pharmaceuticals, Inc. (a)*	39,628	1,480
Alpharma, Inc., Class A	73,230	1,616
Andrx Corp. *	101,578	2,498
Applera Corp. — Celera Genomics Group *	101,917	1,582
Bio-Rad Laboratories, Inc., Class A *	39,731	2,917
BioMarin Pharmaceuticals, Inc. *	102,214	1,638
Bruker BioSciences Corp. *	32,426	258
Cubist Pharmaceuticals, Inc. *	60,332	1,344
CV Therapeutics, Inc. (a)*	52,063	674
Digene Corp. *	31,316	1,454
Dionex Corp. *	24,844	1,352
eResearch Technology, Inc. (a)*	47,155	388
Exelixis, Inc. *	66,572	646
Human Genome Sciences, Inc. *	167,581	2,237
ICOS Corp. *	88,589	2,810
Idenix Pharmaceuticals, Inc. (a)*	45,058	383
Illumina, Inc. *	50,994	2,242
KV Pharmaceutical Co., Class A *	76,401	1,705
MannKind Corp. (a)*	36,232	734
Martek Biosciences Corp. (a)*	38,976	924
Medarex, Inc. *	145,550	1,880
Medicis Pharmaceutical Corp., Class A (a)	74,549	2,612
MGI Pharma, Inc. (b)*	99,791	1,899
Momenta Pharmaceuticals, Inc. (a)*	30,383	453
Myogen, Inc. *	52,687	2,756
Myriad Genetics, Inc. *	46,765	1,257
Nektar Therapeutics (a)*	110,171	1,590
New River Pharmaceuticals, Inc. (a)*	31,777	1,616
Nuvelo, Inc. *	65,908	1,215
Onyx Pharmaceuticals, Inc. (a)*	49,666	933
OSI Pharmaceuticals, Inc. (a)*	74,491	2,852
Par Pharmaceutical Cos., Inc. *	42,280	824
PAREXEL International Corp. *	12,509	370
Perrigo Co.	130,651	2,337
Progenics Pharmaceuticals, Inc. *	33,697	880
Regeneron Pharmaceuticals, Inc. *	74,349	1,491
Salix Pharmaceuticals Ltd. *	63,733	850
Sciele Pharma, Inc. *	49,432	1,078
Tanox, Inc. *	56,454	758
Telik, Inc. (a)*	63,826	1,209
The Medicines Co. *	60,508	1,571
Theravance, Inc. *	80,538	2,534
United Therapeutics Corp. (a)*	31,576	1,890
Valeant Pharmaceuticals International *	127,586	2,383
Varian, Inc. *	49,171	2,306
Ventana Medical Systems, Inc. *	48,506	1,959
ViroPharma, Inc. *	93,374	1,245
ZymoGenetics, Inc. *	82,977	1,332

		75,624

Real Estate 7.0%

Alexander’s, Inc. *	7,210	2,630
Alexandria Real Estate Equities, Inc.	31,429	3,133
American Financial Realty Trust	179,117	2,090
American Home Mortgage Investment Corp. (a)	69,169	2,364
Annaly Mortgage Management, Inc.	169,245	2,221
Biomed Property Trust, Inc.	62,234	2,006
Commercial Net Lease Realty (a)	75,126	1,688
Corporate Office Properties Trust SBI (a)	55,249	2,640
Cousins Properties, Inc.	70,545	2,523
Digital Realty Trust, Inc.	27,304	912
EastGroup Properties, Inc.	30,590	1,628
Entertainment Properties Trust	34,955	1,923
Equity Inns, Inc.	73,687	1,236
See financial notes.     7

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Equity Lifestyle Properties, Inc.	31,859	1,570
Equity One, Inc.	104,337	2,621
Extra Space Storage, Inc.	51,858	956
FelCor Lodging Trust, Inc. *	82,894	1,721
First Industrial Realty Trust (a)	60,301	2,772
Franklin Street Properties Corp.	76,865	1,580
Friedman, Billings, Ramsey Group, Inc., Class A (a)	218,817	1,670
Getty Realty Corp. (a)	34,442	1,102
Glimcher Realty Trust (a)	49,548	1,276
Healthcare Realty Trust, Inc.	65,681	2,660
Highwoods Properties, Inc.	74,842	2,859
Home Properties, Inc. (a)	43,965	2,777
Inland Real Estate Corp.	93,136	1,741
Innkeepers USA Trust	52,723	904
Kilroy Realty Corp.	39,658	2,987
KKR Financial Corp.	112,163	3,009
LaSalle Hotel Properties	49,326	2,084
Lexington Corp. Properties Trust (a)	72,291	1,540
Longview Fibre Co.	89,821	1,892
Maguire Properties, Inc.	61,635	2,636
Mid-America Apartment Communities, Inc.	30,352	1,932
Move, Inc. *	181,052	865
National Health Investors, Inc.	38,368	1,233
Nationwide Health Properties, Inc.	94,280	2,710
Newcastle Investment Corp.	60,230	1,787
Novastar Financial, Inc. (a)	41,026	1,310
Omega Healthcare Investors, Inc.	77,858	1,314
Pennsylvania Real Estate Investment Trust	50,312	2,168
Post Properties, Inc.	56,867	2,785
Potlatch Corp.	50,803	2,063
PS Business Parks, Inc.	30,438	2,004
RAIT Investment Trust	38,506	1,158
Realty Income Corp. (a)	115,196	3,041
Redwood Trust, Inc.	34,329	1,887
Senior Housing Properties Trust	100,216	2,298
Sovran Self Storage, Inc. (a)	22,026	1,299
Spirit Finance Corp.	111,121	1,323
Strategic Hotel & Resorts, Inc.	67,931	1,445
Sunstone Hotel Investors, Inc.	74,509	2,195
Tanger Factory Outlet Centers, Inc.	43,034	1,605
Taubman Centers, Inc.	70,883	3,324
Tejon Ranch Co. *	19,392	941
Trammell Crow Co. *	45,293	2,208
Trustreet Properties, Inc. (a)	92,532	1,570
U-store-It Trust	75,979	1,669
Washington Real Estate Investment Trust (a)	58,282	2,457

		115,942

Retailing 5.5%

99 Cents Only Stores *	97,006	1,163
Aaron Rents, Inc.	64,371	1,602
Aeropostale, Inc. *	71,988	2,110
bebe stores, Inc. (b)	122,563	3,043
Big Lots, Inc. *	161,833	3,411
Blockbuster, Inc., Class A (a)*	265,621	1,041
Borders Group, Inc.	89,850	1,850
Building Material Holding Corp. (a)	35,248	919
Cabela’s, Inc., Class A (a)*	84,836	2,002
Charming Shoppes, Inc. *	170,253	2,520
Christopher & Banks Corp.	48,724	1,315
Coldwater Creek, Inc. *	120,979	3,689
Conn’s, Inc. (a)*	26,403	634
CSK Auto Corp. *	61,103	953
Dick’s Sporting Goods, Inc. *	68,840	3,425
Dress Barn, Inc. *	84,512	1,836
DSW, Inc. (a)*	58,697	2,031
Genesco, Inc. *	29,044	1,091
Group 1 Automotive, Inc.	31,664	1,815
Guess?, Inc. *	62,886	3,581
Guitar Center, Inc. *	32,874	1,426
Hibbett Sporting Goods, Inc. *	45,775	1,338
Jos. A. Bank Clothiers, Inc. (a)*	23,212	689
Keystone Automotive Industries, Inc. *	20,135	774
NetFlix, Inc. (a)*	82,886	2,293
New York & Co., Inc. *	70,523	917
Nutri/System, Inc. (a)*	42,048	2,593
OfficeMax, Inc.	96,592	4,596
Pacific Sunwear of California, Inc. *	94,761	1,670
Payless Shoesource, Inc. *	104,919	2,807
Pier 1 Imports, Inc. (a)	114,402	748
Priceline.com, Inc. (a)*	54,130	2,181
Rent-A-Center, Inc. *	98,405	2,830
Select Comfort Corp. (a)*	66,001	1,411
Sonic Automotive, Inc.	40,832	1,074
Stage Stores, Inc.	32,818	1,064
Stamps.com, Inc. *	27,811	446
Stein Mart, Inc.	53,599	877
Talbots, Inc.	74,770	2,097
The Buckle, Inc.	24,784	981
The Cato Corp., Class A	11,504	263
The Children’s Place Retail Stores, Inc. *	34,813	2,443
The Finish Line, Class A	57,517	745
The Gymboree Corp. *	42,910	1,994
The Men’s Wearhouse, Inc. (b)	82,645	3,293
The Pep Boys-Manny, Moe & Jack	75,504	1,071
Tuesday Morning Corp. (a)	49,425	815
Tween Brands, Inc. *	46,055	1,926
United Auto Group, Inc. (a)	123,616	2,841
VistaPrint Ltd. *	48,900	1,530
Zale Corp. (b)*	68,744	1,983

		91,747

Semiconductors & Semiconductor Equipment 3.4%

AMIS Holdings, Inc. *	125,998	1,208
Amkor Technology, Inc. (a)*	245,218	1,695
Applied Micro Circuits Corp. (b)*	461,563	1,408
Atheros Communications (a)*	62,643	1,361
ATMI, Inc. *	51,954	1,647
Axcelis Technologies, Inc. *	135,141	933
Brooks Automation, Inc. *	114,831	1,631
8     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Cabot Microelectronics Corp. *	34,600	988
Cirrus Logic, Inc. *	139,004	981
Conexant Systems, Inc. (b)*	617,555	1,192
Credence Systems Corp. *	138,747	447
Cree, Inc. (a)*	101,396	2,230
Cymer, Inc. *	56,165	2,602
Diodes, Inc. (a)*	35,154	1,548
DSP Group, Inc. *	31,411	682
Entegris, Inc. *	189,572	2,125
FormFactor, Inc. *	57,373	2,191
Genesis Microchip, Inc. (a)*	46,089	472
Hittite Microwave Corp. *	39,909	1,369
Micrel, Inc. *	116,105	1,296
Microsemi Corp. *	86,019	1,686
MKS Instruments, Inc. *	84,499	1,829
OmniVision Technologies, Inc. (a)*	64,073	1,052
ON Semiconductor Corp. (b)*	387,846	2,412
Photronics, Inc. *	55,774	780
PMC — Sierra, Inc. (a)*	254,323	1,686
Power Integrations, Inc. *	47,962	1,052
RF Micro Devices, Inc. *	252,854	1,846
Semtech Corp. *	113,829	1,483
Silicon Image, Inc. *	111,022	1,313
SiRF Technology Holdings, Inc. (a)*	64,046	1,801
Skyworks Solutions, Inc. *	205,708	1,364
Spansion, Inc. Class A (a)*	171,763	2,449
Standard Microsystems Corp. *	20,592	635
Tessera Technologies, Inc. *	55,290	1,930
Trident Microsystems, Inc. *	80,243	1,696
Varian Semiconductor Equipment Associates, Inc. *	78,714	2,872
Vitesse Semiconductor Corp. (a)*	306,394	359
Zoran Corp. *	68,524	954

		57,205

Software & Services 7.2%

Advent Software, Inc. *	51,014	1,889
Ansys, Inc. *	52,024	2,393
aQuantive, Inc. (a)*	97,522	2,651
BearingPoint, Inc. *	274,757	2,289
Blackbaud, Inc.	59,369	1,484
Blackboard, Inc. (a)*	35,961	997
CACI International, Inc., Class A *	39,627	2,280
Clarent Corp. *	105,200	2
CNET Networks, Inc. *	198,430	1,774
CSG Systems International, Inc. *	78,045	2,106
DealerTrack Holdings, Inc. *	44,336	1,130
Digital Insight Corp. *	44,337	1,365
Digital River, Inc. *	47,870	2,769
Digitas, Inc. *	121,908	1,287
EarthLink, Inc. *	216,981	1,523
eFunds Corp. *	55,913	1,387
Equinix, Inc. (a)*	35,147	2,404
Euronet Worldwide, Inc. (a)*	43,736	1,300
FactSet Research Systems, Inc.	66,796	3,400
Gartner, Inc. *	149,949	2,789
Gevity HR, Inc.	37,581	849
Heartland Payment Systems, Inc. (a)	45,670	1,220
Hyperion Solutions Corp. *	86,914	3,251
Informatica Corp. *	135,581	1,680
Infospace, Inc. *	46,479	939
Intergraph Corp. *	44,162	1,929
j2 Global Communications, Inc. (a)*	68,328	1,875
Jack Henry & Associates, Inc.	106,620	2,323
Kronos, Inc. *	44,255	1,500
Lawson Software, Inc. *	171,651	1,308
Macrovision Corp. *	73,451	1,955
Manhattan Associates, Inc. *	6,247	185
ManTech International Corp., Class A *	39,282	1,338
Marchex, Inc., Class B (a)*	37,600	533
MAXIMUS, Inc.	26,774	747
Mentor Graphics Corp. *	121,767	2,054
Micros Systems, Inc. *	52,817	2,624
MicroStrategy, Inc., Class A *	21,162	2,526
Midway Games, Inc. (a)*	116,054	993
MPS Group, Inc. *	154,646	2,358
Nuance Communications, Inc. (a)*	193,257	2,230
Openwave Systems, Inc. *	123,792	1,068
Opsware, Inc. *	110,042	1,000
Parametric Technology Corp. *	149,552	2,922
Perot Systems Corp., Class A *	164,492	2,426
Progress Software Corp. *	51,480	1,482
Quality Systems, Inc. *	32,172	1,365
Quest Software, Inc. *	138,488	2,040
RealNetworks, Inc. *	236,530	2,597
Sapient Corp. (a)*	106,663	581
Secure Computing Corp. *	73,419	527
SRA International, Inc., Class A *	69,595	2,231
Sybase, Inc. *	135,719	3,305
Syntel, Inc. (a)	49,458	1,239
Take-Two Interactive Software, Inc. (a)*	89,004	1,245
Talx Corp.	34,153	831
The BISYS Group, Inc. *	167,618	1,851
THQ, Inc. *	79,461	2,389
TIBCO Software, Inc. *	301,136	2,786
Transaction Systems Architects, Inc., Class A *	50,259	1,694
United Online, Inc.	101,887	1,378
ValueClick, Inc. *	133,043	2,501
VeriFone Holdings, Inc. (a)*	90,343	2,639
Verint Systems, Inc. *	44,222	1,448
WebEx Communications, Inc. *	64,659	2,486
Websense, Inc. *	70,904	1,941
Wind River Systems, Inc. *	118,836	1,305
Wright Express Corp. *	43,376	1,187

		120,100

Technology Hardware & Equipment 5.3%

3Com Corp. *	517,119	2,513
Adaptec, Inc. *	182,113	825
Aeroflex, Inc. *	94,880	1,025
Anixter International, Inc. (a)*	52,843	3,158
See financial notes.     9

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Arris Group, Inc. *	144,990	1,943
Avid Technology, Inc. (a)*	50,605	1,828
Avocent Corp. *	65,856	2,418
Benchmark Electronics, Inc. *	86,494	2,296
Black Box Corp.	19,892	887
Brightpoint, Inc. *	68,295	826
Brocade Communications Systems, Inc. (b)*	383,283	3,108
Checkpoint Systems, Inc. *	56,844	1,035
Cogent, Inc. *	105,809	1,217
Cognex Corp.	61,809	1,423
Coherent, Inc. *	50,300	1,621
CommScope, Inc. *	82,649	2,637
Dycom Industries, Inc. *	55,932	1,304
Electro Scientific Industries, Inc. *	39,085	780
Electronics for Imaging, Inc. *	73,409	1,735
Emulex Corp. *	129,290	2,431
FLIR Systems, Inc. (a)*	83,754	2,675
Foundry Networks, Inc. *	187,424	2,373
Gateway, Inc. (b)*	417,106	701
Global Imaging Systems, Inc. *	54,654	1,190
Hutchinson Technology, Inc. *	26,486	613
Imation Corp.	52,013	2,381
Insight Enterprises, Inc. *	59,600	1,281
InterDigital Communications Corp. *	82,994	2,968
Intermec, Inc. *	84,440	1,908
Itron, Inc. (a)*	32,459	1,767
Ixia *	64,940	594
Kemet Corp. *	129,031	948
Komag, Inc. (a)*	38,484	1,472
L-1 Identity Solutions, Inc. (a)*	36,584	524
MasTec, Inc. *	53,073	581
MTS Systems Corp.	32,375	1,078
Multi-Fineline Electronix, Inc. (a)*	22,181	536
Newport Corp. *	55,737	1,205
Palm, Inc. (a)*	132,160	2,029
Paxar Corp. *	52,961	1,060
Plantronics, Inc. (a)	50,093	1,058
Plexus Corp. *	58,862	1,290
Polycom, Inc. *	138,739	3,801
Powerwave Technologies, Inc. (a)*	136,674	890
Rackable Systems, Inc. *	31,589	980
Redback Networks, Inc. *	76,859	1,216
Rofin-Sinar Technologies, Inc. *	24,268	1,494
Rogers Corp. *	23,367	1,635
ScanSource, Inc. *	33,778	1,060
Sonus Networks, Inc. (a)*	306,958	1,605
Sycamore Networks, Inc. (b)*	366,015	1,373
SYNNEX Corp. *	12,600	283
Technitrol, Inc.	54,043	1,363
Tekelec *	88,927	1,312
Trimble Navigation Ltd. *	74,801	3,457
UTStarcom, Inc. (a)*	152,163	1,639
ViaSat, Inc. *	27,019	733

		88,083

Telecommunication Services 1.2%

Broadwing Corp. *	104,779	1,570
Centennial Communications Corp. *	139,175	718
Cincinnati Bell, Inc. *	342,245	1,605
Commonwealth Telephone Enterprises, Inc.	30,467	1,275
Dobson Communications Corp., Class A *	226,146	1,755
IDT Corp., Class B *	125,205	1,626
NeuStar, Inc. *	79,495	2,323
SBA Communications Corp. *	118,934	3,177
Syniverse Holdings, Inc. *	90,479	1,335
Time Warner Telecom, Inc., Class A (a)*	160,808	3,206
USA Mobility, Inc.	36,309	922

		19,512

Transportation 2.9%

AirTran Holdings, Inc. (a)*	108,098	1,078
Alaska Air Group, Inc. *	45,809	1,839
Amerco, Inc. *	27,804	2,550
American Commercial Lines, Inc. *	41,001	2,630
AMR Corp. (a)*	14,417	409
Arkansas Best Corp.	34,572	1,417
Continental Airlines, Inc., Class B (a)*	125,511	4,629
Dollar Thrifty Automotive Group, Inc. *	30,658	1,231
EGL, Inc. *	54,206	1,843
Florida East Coast Industries, Class A	43,450	2,596
Forward Air Corp.	41,682	1,353
Genesee & Wyoming, Inc. *	46,572	1,308
Heartland Express, Inc.	139,552	2,279
Hub Group, Inc., Class A *	66,192	1,798
JetBlue Airways Corp. (a)*	212,303	2,667
Kansas City Southern *	95,309	2,706
Kirby Corp. *	68,534	2,401
Knight Transportation, Inc.	109,888	2,002
Macquaire Infrastructure Co. Trust	36,051	1,075
Old Dominion Freight Line *	49,989	1,383
Pacer International, Inc.	52,018	1,596
SkyWest, Inc.	82,212	2,192
Swift Transportation Co., Inc. *	102,350	2,574
Werner Enterprises, Inc.	102,143	1,874

		47,430

Utilities 3.6%

Allete, Inc.	39,490	1,781
Aquila, Inc. (b)*	521,091	2,392
Avista Corp.	58,612	1,509
Black Hills Corp.	44,198	1,525
California Water Service Group	21,487	836
CH Energy Group, Inc.	19,497	1,014
Cleco Corp.	66,715	1,715
Duquesne Light Holdings, Inc.	104,177	2,066
Dynegy, Inc., Class A *	530,336	3,224
El Paso Electric Co. *	66,416	1,551
Great Plains Energy, Inc. (a)	80,281	2,612
Idacorp, Inc.	52,798	2,082
10     See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

ITC Holdings Corp.	17,156	609
MGE Energy, Inc.	25,560	874
New Jersey Resources Corp.	35,909	1,862
Nicor, Inc.	57,694	2,652
Northwest Natural Gas Co.	36,395	1,506
NorthWestern Corp.	49,712	1,759
Ormat Technologies, Inc. (a)	44,045	1,691
Otter Tail Corp.	40,409	1,210
Peoples Energy Corp.	47,712	2,084
Piedmont Natural Gas Co., Inc. (a)	99,377	2,683
PNM Resources, Inc.	90,129	2,538
Sierra Pacific Resources *	214,037	3,245
South Jersey Industries, Inc.	34,460	1,066
Southwest Gas Corp.	50,196	1,801
The Laclede Group, Inc.	25,977	926
UIL Holdings Corp.	33,775	1,343
Unisource Energy Corp.	47,817	1,701
Vectren Corp.	101,117	2,938
Westar Energy, Inc.	104,921	2,657
WGL Holdings, Inc.	62,161	2,017

		59,469

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.2% of net assets

JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	3,156	3,156

U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill 5.03%, 12/14/06	685	681

End of Investments.

Collateral Invested for Securities on Loan 15.2% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	251,338	251,338
At 10/31/06 the tax basis cost of the fund’s investments was $1,245,704, and the unrealized appreciation and depreciation were $498,655 and ($85,822), respectively, with a net unrealized appreciation of $412,833.
In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Russell 2000 Index, e-mini Futures, Long expires 12/31/06	51	3,932	182

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.
See financial notes.     11

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2006
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Common Stock	1,038,021	1,363,639
0.1%	Foreign Common Stock	425	994
—%	Preferred Stock	64	94
—%	U.S. Treasury Obligation	308	308
—%	Rights	—	—

99.7%	Total Investments	1,038,818	1,365,035
3.9%	Collateral Invested for Securities on Loan	52,763	52,763
(3.6)%	Other Assets and Liabilities, Net		(49,183)

100.0%	Net Assets		1,368,615

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.6% of net assets

Automobiles & Components 0.6%

Aftermarket Technology Corp. *	2,511	47
American Axle & Manufacturing Holdings, Inc.	5,300	99
ArvinMeritor, Inc. (a)	4,900	74
Bandag, Inc. (a)	700	31
BorgWarner, Inc.	5,400	310
Collins & Aikman Corp. *	1,400	—
Cooper Tire & Rubber Co. (a)	6,400	69
Drew Industries, Inc. *	2,400	65
Federal Screw Works	250	4
Ford Motor Co.	148,736	1,232
General Motors Corp. (a)	45,386	1,585
Gentex Corp.	4,600	73
Harley-Davidson, Inc.	25,500	1,750
Hawk Corp., Class A *	1,800	26
Johnson Controls, Inc.	15,000	1,223
Lear Corp. (a)	5,800	175
Modine Manufacturing Co.	3,700	88
Monaco Coach Corp.	1,200	14
Proliance International, Inc. *	872	4
Sauer-Danfoss, Inc.	3,800	101
Standard Motor Products, Inc.	2,000	22
Stoneridge, Inc. *	1,700	12
Strattec Security Corp. *	1,500	58
Superior Industries International, Inc.	800	14
Tenneco Automotive, Inc. *	4,480	102
The Goodyear Tire & Rubber Co. (a)*	12,500	192
Thor Industries, Inc.	4,500	197
TRW Automotive Holdings Corp. *	7,800	200
Visteon Corp. *	5,451	40
Winnebago Industries, Inc.	2,600	87

		7,894

Banks 5.9%

1st Source Corp.	1,728	55
Abigail Adams National Bancorp	550	7
Accredited Home Lenders Holding Co. *	2,500	76
Alabama National Bancorp	1,600	109
Amcore Financial, Inc.	1,200	38
Ameris Bancorp	1,800	50
AmSouth Bancorp	28,403	858
Anchor Bancorp Wisconsin, Inc.	3,100	90
Arrow Financial Corp.	1,050	27
Associated Banc-Corp.	15,500	509
Astoria Financial Corp.	8,300	241
BancFirst Corp.	1,000	50
BancorpSouth, Inc.	7,612	194
BancTrust Financial Group, Inc.	1,100	27
Bank Mutual Corp.	6,168	75
Bank of Hawaii Corp.	3,500	183
Bank of the Ozarks, Inc. (a)	2,800	88
BankAtlantic Bancorp, Inc., Class A	2,200	29
BankUnited Financial Corp., Class A	2,200	59
Banner Corp.	1,200	52
Bay View Capital Corp. *	506	8
BB&T Corp.	47,046	2,047
Berkshire Bancorp, Inc.	3,600	56
Berkshire Hills Bancorp, Inc.	1,400	51
BOK Financial Corp.	4,540	233
Boston Private Financial Holdings, Inc.	2,129	59
Brookline Bancorp, Inc.	2,405	32
Bryn Mawr Bank Corp.	1,400	31
Camco Financial Corp.	700	10
Camden National Corp.	700	31
Capital City Bank Group, Inc.	1,875	63
Capital Crossing Bank *	2,000	58
Capitol Bancorp Ltd.	1,500	70
Capitol Federal Financial (a)	6,920	262
Cascade Bancorp	2,655	97
See financial notes.     1

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Cathay General Bancorp	3,200	110
Central Pacific Financial Corp.	3,400	125
Century Bancorp Inc., Class A	800	21
Charter Financial Corp.	900	43
CharterMac	3,900	79
Chemical Financial Corp.	1,383	41
Chittenden Corp.	2,272	67
Citizens Banking Corp. (a)	4,590	119
Citizens First Bancorp, Inc.	700	21
Citizens South Banking Corp.	1,000	13
City Holding Co.	1,800	71
City National Corp.	3,100	206
Coastal Financial Corp.	3,670	50
Columbia Banking System, Inc.	1,951	62
Comerica, Inc.	13,496	785
Commerce Bancorp, Inc. (a)	11,320	395
Commerce Bancshares, Inc.	13,331	660
Community Bank System, Inc.	1,400	35
Community Trust Bancorp, Inc.	2,487	95
Compass Bancshares, Inc.	11,400	641
Corus Bankshares, Inc. (a)	4,000	82
Countrywide Financial Corp.	45,000	1,715
Cullen/Frost Bankers, Inc.	3,300	179
CVB Financial Corp.	5,283	77
Dime Community Bancshares, Inc.	3,375	47
Doral Financial Corp. (a)	9,900	46
Downey Financial Corp.	2,000	138
East West Bancorp, Inc.	2,600	95
Exchange National Bancshares, Inc.	750	23
F.N.B. Corp. (a)	2,639	45
Fannie Mae	78,900	4,676
Fidelity Bankshares, Inc.	2,899	115
Fifth Third Bancorp	42,601	1,698
First Bancorp.	4,200	42
First Busey Corp.	1,500	34
First Charter Corp.	3,500	87
First Citizens BancShares, Inc., Class A	300	56
First Commonwealth Financial Corp.	2,504	33
First Financial Bancorp	1,839	30
First Financial Bankshares, Inc.	2,000	80
First Financial Corp. Indiana	600	21
First Financial Holdings, Inc.	1,400	51
First Horizon National Corp. (c)	10,800	425
First Indiana Corp.	1,718	44
First M&F Corp.	2,000	38
First Merchants Corp.	1,041	26
First Midwest Bancorp, Inc. Illinois	3,125	119
First Niagra Financial Group, Inc.	7,670	110
First Place Financial Corp.	2,900	68
First Republic Bank	1,200	47
First United Corp.	2,200	48
FirstFed Financial Corp. *	400	25
FirstMerit Corp.	7,300	169
Flagstar Bancorp, Inc.	6,200	93
Flushing Financial Corp.	3,300	58
Freddie Mac	56,100	3,870
Fremont General Corp.	6,200	90
Frontier Financial Corp.	1,575	46
Fulton Financial Corp.	14,762	236
Glacier Bancorp, Inc.	2,465	86
Great Southern Bancorp, Inc.	1,400	44
Greater Bay Bancorp	5,406	139
Hancock Holding Co.	2,100	108
Harbor Florida Bancshares, Inc.	1,100	50
Harleysville National Corp.	1,274	27
Heritage Financial Corp/WA	735	18
Home Federal Bancorp	800	22
Horizon Financial Corp.	2,695	63
Hudson City Bancorp, Inc.	48,731	669
Huntington Bancshares, Inc. (a)	19,856	485
IBERIABANK Corp.	875	51
Independent Bank Corp. Michigan	1,802	43
Independent Bank Corp/Rockland MA	1,000	33
IndyMac Bancorp, Inc.	5,900	268
Integra Bank Corp.	1,225	32
Interchange Financial Services Corp.	1,575	36
International Bancshares Corp.	4,577	140
Irwin Financial Corp.	3,700	82
ITLA Capital Corp.	700	40
KeyCorp	34,300	1,274
Lakeland Financial Corp.	2,200	57
M&T Bank Corp.	8,962	1,092
MAF Bancorp, Inc.	2,028	87
MainSource Financial Group, Inc.	1,653	30
Marshall & Ilsley Corp.	19,650	942
Massbank Corp.	1,500	50
MB Financial, Inc.	2,133	77
Mercantile Bankshares Corp.	8,361	377
Merchants Bancshares, Inc.	750	18
MGIC Investment Corp.	9,300	546
Mid-State Bancshares	3,500	105
Midwest Banc Holdings, Inc.	1,300	31
MutualFirst Financial, Inc.	2,000	42
Nara Bancorp, Inc.	4,000	76
National City Corp.	56,821	2,117
National Penn Bancshares, Inc. (a)	1,457	30
NBT Bancorp., Inc.	1,400	35
NetBank, Inc.	3,300	18
New York Community Bancorp, Inc.	22,697	371
North Fork Bancorp, Inc.	38,411	1,098
North Valley Bancorp	1,500	28
Northrim BanCorp, Inc.	2,625	71
2     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Northway Financial, Inc.	200	7
Northwest Bancorp, Inc.	5,000	134
Oak Hill Financial, Inc.	1,000	27
OceanFirst Financial Corp.	1,050	25
Ocwen Financial Corp. *	5,920	93
Old National Bancorp	6,244	118
Omega Financial Corp.	1,000	32
Oriental Financial Group, Inc.	1,663	20
PAB Bankshares, Inc.	700	15
Pacific Capital Bancorp	2,844	87
Park National Corp.	845	86
Partners Trust Financial Group, Inc.	3,970	45
Pennfed Finance Services, Inc.	4,000	73
People’s Bank	12,375	504
Peoples Financial Corp.	3,000	81
PFF Bancorp, Inc.	1,680	52
Pinnacle Financial Partners, Inc. *	475	16
PNC Financial Services Group, Inc.	24,500	1,716
Popular, Inc.	21,700	395
Prosperity Bancshares, Inc.	2,400	83
Provident Bankshares Corp.	1,657	60
Provident Financial Holdings, Inc.	750	23
Provident Financial Services, Inc.	917	17
R&G Financial Corp., Class B	2,550	20
Radian Group, Inc.	6,702	357
Regions Financial Corp.	39,314	1,492
Renasant Corp.	1,125	36
Republic Bancorp, Inc.	5,648	76
Republic Bancorp, Inc., Class A	1,735	37
S&T Bancorp, Inc.	1,400	47
Sandy Spring Bancorp, Inc.	2,900	106
Santander BanCorp	4,686	88
Seacoast Banking Corp of Florida	1,980	53
Shore Bancshares, Inc.	750	22
Simmons First National Corp., Class A	1,000	31
Sky Financial Group, Inc.	8,510	213
Southwest Bancorp, Inc.	3,300	89
Sovereign Bancorp, Inc.	30,389	725
State Bancorp, Inc.	1,058	19
Sterling Bancorp	1,918	37
Sterling Bancshares, Inc. Texas	2,100	38
Sterling Financial Corp. Pennsylvania	1,562	36
Sterling Financial Corp. Washington	1,827	61
Suffolk Bancorp	2,400	84
Sun Bancorp, Inc.,NJ *	3,645	76
SunTrust Banks, Inc.	31,842	2,515
Susquehanna Bancshares, Inc.	3,168	79
SVB Financial Group *	2,200	101
SY Bancorp, Inc.	1,470	43
Synovus Financial Corp.	24,600	723
TCF Financial Corp.	13,600	354
TD Banknorth, Inc.	11,496	340
Texas Regional Bancshares, Inc., Class A	2,558	99
TF Financial Corp.	700	23
The Colonial BancGroup, Inc.	10,100	241
The First of Long Island Corp.	2,000	88
The PMI Group, Inc.	8,100	345
The South Financial Group, Inc.	4,500	119
Timberland Bancorp, Inc.	1,000	35
Tompkins Trustco, Inc.	931	46
Triad Guaranty, Inc. *	1,700	88
TriCo Bancshares	400	10
Trustco Bank Corp. NY	2,857	32
Trustmark Corp.	4,300	136
U.S. Bancorp	158,531	5,365
UCBH Holdings, Inc.	9,400	161
UMB Financial Corp.	3,574	128
Umpqua Holdings Corp.	343	10
Union Bankshares Corp.	1,050	32
UnionBanCal Corp.	20,100	1,157
United Bankshares, Inc.	3,400	130
United Community Banks, Inc. Georgia	3,750	118
USB Holding Co., Inc.	1,958	44
Valley National Bancorp	8,550	223
W Holding Co., Inc.	11,938	68
Wachovia Corp.	163,314	9,064
Washington Federal, Inc.	7,942	185
Washington Mutual, Inc.	78,449	3,318
Washington Trust Bancorp, Inc.	1,000	27
Webster Financial Corp.	4,663	225
Wells Fargo & Co.	275,154	9,985
WesBanco, Inc.	3,200	105
West Coast Bancorp	1,200	39
Westamerica Bancorp	1,700	85
Whitney Holding Corp.	6,675	218
Willow Financial Bancorp, Inc.	1,596	25
Wilmington Trust Corp.	5,700	237
Wintrust Financial Corp.	1,800	87
WSFS Financial Corp.	1,000	64
Zions Bancorp	7,725	621

		80,044

Capital Goods 7.9%

3D Systems Corp. (a)*	1,400	23
3M Co.	65,000	5,125
A.O. Smith Corp.	1,300	46
Aaon, Inc.	4,075	95
AAR Corp. *	2,500	65
Actuant Corp., Class A	2,840	146
Acuity Brands, Inc.	5,200	258
Aerosonic Corp. *	300	2
See financial notes.     3

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

AGCO Corp. *	6,762	181
Alamo Group, Inc.	500	12
Albany International Corp., Class A	3,918	132
Alliant Techsystems, Inc. *	2,437	188
American Power Conversion Corp.	16,600	502
American Science & Engineering, Inc. *	500	26
American Standard Cos., Inc.	15,400	682
American Superconductor Corp. *	700	7
American Woodmark Corp. (a)	1,000	37
Ameron International Corp.	900	66
Ametek, Inc.	4,200	196
Ampco-Pittsburgh Corp.	2,800	93
Apogee Enterprises, Inc.	1,200	19
Applied Industrial Technologies, Inc.	6,525	187
Armor Holdings, Inc. *	500	26
Astronics Corp. *	1,250	22
Badger Meter, Inc.	4,000	101
Baldor Electric Co.	3,800	122
BE Aerospace, Inc. *	1,100	28
Belden CDT, Inc.	4,400	159
Blount International, Inc. *	1,200	13
Breeze-Eastern Corp. *	500	6
Briggs & Stratton Corp.	3,500	89
C&D Technologies, Inc.	4,500	22
Carlisle Cos., Inc.	1,600	134
Cascade Corp.	4,400	225
Caterpillar, Inc.	53,800	3,266
Ceradyne, Inc. *	2,500	103
Chase Corp.	100	2
CIRCOR International, Inc.	3,750	124
Clarcor, Inc.	3,400	111
Columbus McKinnon Corp. *	2,400	53
Cooper Industries Ltd., Class A	13,700	1,225
Crane Co.	5,000	195
Cummins, Inc. (a)	3,900	495
Curtiss-Wright Corp.	600	20
Danaher Corp.	24,000	1,722
Deere & Co.	19,000	1,617
Distributed Energy Systems Corp. *	1,400	5
Donaldson Co., Inc.	6,500	244
Dover Corp.	16,700	793
DRS Technologies, Inc.	2,357	104
Ducommun, Inc. *	3,200	67
Eaton Corp.	12,600	913
Electro Rent Corp. *	5,100	84
ElkCorp.	3,450	87
EMCOR Group, Inc. *	3,900	231
Emerson Electric Co.	35,000	2,954
Energy Conversion Devices, Inc. *	600	22
ESCO Technologies, Inc. *	2,800	122
Esterline Technologies Corp. *	2,400	90
Evergreen Solar, Inc. (a)*	1,000	9
Fastenal Co.	13,200	531
Federal Signal Corp.	2,800	43
Flow International Corp. *	900	11
Flowserve Corp. *	3,900	207
Fluor Corp.	5,600	439
Foster Wheeler Ltd. *	5,200	234
Franklin Electric Co., Inc.	1,300	70
FuelCell Energy, Inc. *	1,200	8
Gardner Denver, Inc. *	3,400	116
GATX Corp.	4,000	174
GenCorp, Inc. (a)*	2,500	33
General Cable Corp. *	4,700	177
General Dynamics Corp.	31,400	2,233
General Electric Co. (c)	815,966	28,649
Genlyte Group, Inc. *	3,200	247
Global Power Equipment Group, Inc. *	1,000	1
Goodrich Corp.	8,404	370
Graco, Inc.	7,012	286
GrafTech International, Ltd. *	2,100	13
Granite Construction, Inc.	4,850	253
Hardinge, Inc.	1,800	27
Harsco Corp.	3,100	253
Heico Corp., Class A	2,286	69
Herley Industries, Inc. *	4,000	59
Hexcel Corp. *	2,000	32
Honeywell International, Inc.	71,062	2,993
Hubbell, Inc., Class B	3,800	188
Huttig Building Products, Inc. *	811	4
IDEX Corp.	3,150	148
II-VI, Inc. *	3,800	93
Illinois Tool Works, Inc.	51,700	2,478
Ingersoll-Rand Co., Ltd., Class A	27,400	1,006
Insituform Technologies, Inc., Class A *	1,300	30
Integrated Electrical Services, Inc. *	105	2
ITT Corp.	17,400	946
Jacobs Engineering Group, Inc. *	3,800	287
Jacuzzi Brands, Inc. *	4,500	56
JLG Industries, Inc.	8,600	238
Joy Global, Inc.	19,350	757
Kadant, Inc. *	1	—
Kaydon Corp.	3,300	138
Kennametal, Inc.	4,000	247
L-3 Communications Holdings, Inc.	9,100	733
Ladish Co., Inc. *	1,300	41
Lawson Products, Inc.	2,000	97
Lennox International, Inc.	4,771	129
Lincoln Electric Holdings, Inc.	3,900	240
Lockheed Martin Corp.	37,052	3,221
Magnetek, Inc. *	1,500	7
Masco Corp. (a)	35,800	990
McDermott International, Inc. *	7,500	335
Medis Technologies Ltd. (a)*	1,110	30
Merrimac Industries, Inc. *	600	6
4     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Michael Baker Corp. *	500	11
Middleby Corp. *	3,500	315
Modtech Holdings, Inc. *	1,000	5
Moog, Inc., Class A *	2,787	104
MSC Industrial Direct Co., Class A	4,300	176
Mueller Industries, Inc.	1,700	62
NACCO Industries, Inc., Class A	1,300	196
Navistar International Corp. *	6,900	191
NCI Building Systems, Inc. *	2,900	174
Nordson Corp.	4,000	184
Northrop Grumman Corp. (a)	30,032	1,994
Omega Flex, Inc. *	700	15
Orbital Sciences Corp. *	4,600	84
Oshkosh Truck Corp.	9,000	407
PACCAR, Inc.	21,150	1,252
Pall Corp.	10,900	348
Parker Hannifin Corp.	11,000	920
Pentair, Inc.	9,500	313
Plug Power, Inc. *	2,248	9
Powell Industries, Inc. *	1,000	24
Power-One, Inc. *	6,000	41
Precision Castparts Corp.	10,302	701
Quanta Services, Inc. *	8,900	163
Quipp, Inc.	900	7
Quixote Corp.	1,300	24
Raven Industries, Inc.	2,800	90
Raytheon Co.	34,900	1,743
Regal Beloit Corp.	2,500	124
Rockwell Automation, Inc.	15,700	973
Rockwell Collins, Inc.	13,100	761
Roper Industries, Inc.	6,500	311
Rush Enterprises, Inc., Class B *	500	9
Sequa Corp., Class A *	2,800	297
Simpson Manufacturing Co., Inc. (a)	3,200	91
SPX Corp.	8,610	495
Standex International Corp.	3,000	87
Stantec, Inc. *	1,690	35
Taser International, Inc. *	1,700	16
Tecumseh Products Co., Class A *	3,200	54
Teledyne Technologies, Inc. *	12,157	507
Teleflex, Inc.	4,300	267
Tennant Co.	4,200	116
Terex Corp. *	7,400	383
Textron, Inc.	11,800	1,073
The Allied Defense Group, Inc. *	500	8
The Boeing Co.	68,800	5,494
The Gorman-Rupp Co.	2,875	109
The Greenbrier Cos., Inc.	1,600	60
The Manitowoc Co., Inc.	5,800	318
The Shaw Group, Inc. *	2,000	53
The Timken Co.	6,600	198
Thomas & Betts Corp. *	7,300	376
Titan International, Inc.	800	15
Toro Co.	4,100	177
Tredegar Corp.	2,600	45
Trinity Industries, Inc.	1,650	59
Triumph Group, Inc.	1,200	58
Tyco International Ltd.	154,100	4,535
United Industrial Corp.	1,200	54
United Rentals, Inc. *	5,900	140
United Technologies Corp.	84,068	5,525
Universal Forest Products, Inc.	2,500	113
UQM Technologies, Inc. *	1,500	4
URS Corp. *	3,700	149
USG Corp. *	3,900	191
Valence Technology, Inc. *	1,400	2
Valmont Industries, Inc.	1,900	106
Vicor Corp.	4,200	50
W.W. Grainger, Inc.	7,300	531
Wabash National Corp.	2,500	35
Wabtec Corp.	2,828	89
Walter Industries, Inc.	1,900	88
Watsco, Inc.	3,400	169
Watts Water Technologies, Inc., Class A	1,000	37
WESCO International, Inc. *	4,800	313
Wolverine Tube, Inc. (a)*	1,000	3
Woodward Governor Co.	1,500	54
Xanser Corp. *	1,400	8

		107,986

Commercial Services & Supplies 1.2%

A.T. Cross Co., Class A *	2,400	17
ABM Industries, Inc.	4,900	97
Adesa, Inc.	8,200	206
Administaff, Inc.	2,800	96
Allied Waste Industries, Inc. *	29,100	354
American Locker Group, Inc. *	500	2
American Reprographics Co. *	4,000	142
Angelica Corp.	2,500	52
ARAMARK Corp., Class B	14,800	495
Avery Dennison Corp.	9,700	612
Banta Corp.	2,700	120
Bowne & Co., Inc.	4,200	66
Brady Corp., Class A	1,400	52
Casella Waste Systems, Inc., Class A *	2,500	28
CDI Corp.	3,700	87
Cenveo, Inc. *	1,300	26
ChoicePoint, Inc. *	6,900	251
Cintas Corp.	15,350	636
Clean Harbors, Inc. *	2,500	107
CompX International, Inc.	800	14
Consolidated Graphics, Inc. *	3,900	242
Copart, Inc. *	6,550	190
Cornell Cos., Inc. *	2,100	38
Corrections Corp. of America *	5,742	262
See financial notes.     5

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

CoStar Group, Inc. *	800	38
CRA International, Inc. *	2,500	127
Deluxe Corp.	3,800	86
Diamond Management & Technology Consultants, Inc. *	1,000	11
Ennis, Inc.	4,500	103
Equifax, Inc.	11,800	449
Exponent, Inc. *	6,000	109
First Consulting Group, Inc. *	1,800	19
FTI Consulting, Inc. *	2,700	77
G&K Services, Inc., Class A	1,600	61
GP Strategies Corp. *	1,500	12
Healthcare Services Group	5,625	153
Heidrick & Struggles International, Inc. *	3,100	127
Herman Miller, Inc.	5,700	195
HNI Corp.	4,000	180
Hudson Highland Group, Inc. *	720	8
ICT Group, Inc. *	500	16
IHS, Inc. *	3,600	124
IKON Office Solutions, Inc.	12,500	186
John H. Harland Co.	3,500	143
Kelly Services, Inc., Class A	3,200	92
Kforce, Inc. *	405	6
Korn/Ferry International *	3,600	80
Labor Ready, Inc. *	3,500	61
Learning Tree International, Inc. *	1,400	12
M&F Worldwide Corp. *	1,200	19
Manpower, Inc.	6,991	474
McGrath Rentcorp	1,600	43
Mine Safety Appliances Co. (a)	2,700	102
Mobile Mini, Inc. *	1,200	39
Monster Worldwide, Inc. *	9,800	397
Multi-Color Corp.	750	24
Navigant Consulting, Inc. *	5,000	89
NCO Group, Inc. *	2,701	73
On Assignment, Inc. *	1,700	19
PHH Corp. *	4,186	116
Pitney Bowes, Inc.	20,000	934
R.R. Donnelley & Sons Co.	17,000	576
Republic Services, Inc.	17,700	726
Resources Connection, Inc. *	3,700	107
Robert Half International, Inc.	14,000	512
Rollins, Inc.	6,675	144
School Specialty, Inc. *	1,600	63
Sitel Corp. *	2,800	12
Spherion Corp. *	4,330	31
Steelcase, Inc., Class A	11,500	191
Stericycle, Inc. *	3,200	226
TeleTech Holdings, Inc. *	5,000	97
Tetra Tech, Inc. *	12,031	219
The Advisory Board Co. *	1,000	55
The Brink’s Co.	5,600	294
The Corporate Executive Board Co.	2,700	243
The Dun & Bradstreet Corp. *	12,140	938
The Geo Group, Inc. *	5,700	217
The Standard Register Co.	4,100	55
TRC Cos., Inc. *	1,350	11
United Stationers, Inc. *	2,900	138
Viad Corp.	3,625	134
Volt Information Sciences, Inc. *	2,100	83
Waste Connections, Inc. *	3,650	149
Waste Industries USA, Inc.	1,500	43
Waste Management, Inc.	48,100	1,803
Watson Wyatt & Co., Holdings	4,600	208
Westaff, Inc. *	2,000	8

		16,279

Consumer Durables & Apparel 1.6%

American Greetings Corp., Class A	8,500	203
Applica, Inc. *	3,100	18
Beazer Homes USA, Inc.	2,553	111
Blyth, Inc.	4,800	115
Brookfield Homes Corp. (a)	3,074	100
Brown Shoe Co., Inc.	1,950	76
Brunswick Corp.	7,400	233
Callaway Golf Co.	5,600	75
Carter’s, Inc. *	5,000	141
Cavco Industries, Inc. *	410	14
Centex Corp.	10,700	560
Chromcraft Revington, Inc. *	1,300	12
Coach, Inc. *	32,008	1,269
Columbia Sportswear Co. *	4,350	243
Craftmade International, Inc.	2,800	55
CSS Industries, Inc.	900	28
D.R. Horton, Inc.	24,604	576
DGSE Cos, Inc. *	700	2
Dominion Homes, Inc. (a)*	500	3
Eastman Kodak Co.	22,700	554
Ethan Allen Interiors, Inc.	4,200	150
Flexsteel Industries, Inc.	600	8
Foamex International, Inc. *	2,600	14
Fortune Brands, Inc.	11,500	885
Fossil, Inc. *	2,962	65
Furniture Brands International, Inc. (a)	4,700	87
Garmin Ltd. (a)	10,000	534
Hampshire Group Ltd. *	2,000	27
Hanesbrands, Inc. *	8,047	190
Harman International Industries, Inc.	6,800	696
Hasbro, Inc.	14,500	376
Hovnanian Enterprises, Inc., Class A *	3,700	114
Interface, Inc., Class A *	3,300	48
Jarden Corp. *	2,475	89
Jones Apparel Group, Inc.	12,156	406
K-Swiss, Inc., Class A	2,400	85
K2, Inc. *	1,700	23
KB Home	7,800	351
6     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Kellwood Co.	2,900	89
Kenneth Cole Productions, Inc., Class A	3,100	79
Kimball International, Inc., Class B	3,600	89
Leggett & Platt, Inc.	16,200	378
Lennar Corp., Class A	12,190	579
Lenox Group, Inc. *	3,300	20
Levitt Corp., Class A	550	7
Liz Claiborne, Inc.	8,600	363
M.D.C. Holdings, Inc. (a)	1,903	95
M/I Homes, Inc.	1,800	65
Marine Products Corp.	405	4
MarineMax, Inc. *	800	23
Marvel Entertainment, Inc. (a)*	11,700	297
Mattel, Inc.	34,300	776
Meade Instruments Corp. *	800	2
Meritage Homes Corp. (a)*	1,000	46
Mity Enterprises, Inc. *	600	11
Mohawk Industries, Inc. *	4,819	350
Movado Group, Inc.	3,300	85
Nautilus Group, Inc. (a)	4,125	58
Newell Rubbermaid, Inc.	23,900	688
Nike, Inc., Class B	20,700	1,902
NVR, Inc. *	500	281
Oakley, Inc.	6,700	124
Oneida Ltd. (b)*	700	—
Palm Harbor Homes, Inc. (a)*	2,700	38
Phillips-Van Heusen Corp.	4,300	197
Polaris Industries, Inc. (a)	3,200	137
Polo Ralph Lauren Corp.	7,500	533
Pool Corp.	5,662	232
Pulte Homes, Inc.	20,244	627
Quiksilver, Inc. *	4,000	56
RC2 Corp. *	2,200	99
Recoton Corp. *	500	—
Russ Berrie & Co., Inc. *	1,000	15
Salton, Inc. *	1,100	3
Skechers U.S.A., Inc., Class A *	6,500	194
Skyline Corp.	2,600	103
Snap-On, Inc.	4,000	188
SONICblue, Inc. *	2,600	—
Standard Pacific Corp.	4,800	116
Stanley Furniture Co., Inc.	5,200	115
Steven Madden Ltd. *	2,700	116
Stride Rite Corp.	2,900	43
Superior Uniform Group, Inc.	1,600	20
Tandy Brands Accessories, Inc.	1,000	12
Tarragon Corp. (a)	4,422	50
Technical Olympic USA, Inc. (a)	2,812	31
Tempur-Pedic International, Inc. *	8,000	158
The Black & Decker Corp.	7,100	596
The Boyds Collection Ltd. (e)*	34	—
The Fairchild Corp., Class A *	3,100	8
The Ryland Group, Inc. (a)	3,700	170
The Stanley Works	6,600	314
The Warnaco Group, Inc. *	2,500	53
The Yankee Candle Co., Inc.	3,700	125
Timberland Co., Class A *	5,300	153
Toll Brothers, Inc. *	11,200	324
Tupperware Corp.	4,800	102
Unifi, Inc. *	1,900	5
Unifirst Corp.	1,500	54
Uniroyal Technology Corp. *	1,100	—
Universal Electronics, Inc. *	2,200	48
VF Corp.	13,500	1,026
Virco Manufacturing Corp. *	1,170	7
WCI Communities, Inc. (a)*	3,800	61
Whirlpool Corp.	6,849	595
Wolverine World Wide, Inc.	7,800	221

		21,892

Consumer Services 2.4%

Ambassadors Groups, Inc.	3,400	93
Ambassadors International, Inc.	1,700	66
American Real Estate Partners L.P.	3,800	238
Ameristar Casinos, Inc.	3,400	84
Apollo Group, Inc., Class A *	14,550	538
Applebee’s International, Inc.	7,912	181
Aztar Corp. *	1,900	102
Bally Technologies, Inc. (a)*	3,000	60
Bally Total Fitness Holding Corp. (a)*	6,500	18
Bob Evans Farms, Inc.	2,200	75
Boyd Gaming Corp.	7,800	308
Bright Horizons Family Solutions, Inc. *	2,600	100
Brinker International, Inc.	6,900	320
Buca, Inc. *	1,100	6
Career Education Corp. *	8,614	192
Carnival Corp.	50,000	2,441
CBRL Group, Inc.	946	42
CEC Entertainment, Inc. *	2,025	70
Cedar Fair L.P. *	5,300	145
Choice Hotels International, Inc.	6,800	285
Churchill Downs, Inc.	900	38
CKE Restaurants, Inc. (a)	4,800	94
Corinthian Colleges, Inc. *	9,200	113
CPI Corp.	400	19
Darden Restaurants, Inc.	13,300	557
DeVry, Inc. *	4,800	117
Domino’s Pizza, Inc.	5,100	139
Dover Downs Gaming & Entertainment, Inc.	4,899	69
Dover Motorsports, Inc.	1,400	7
Empire Resorts, Inc. (a)*	500	4
Gaylord Entertainment Co. *	2,625	122
H&R Block, Inc.	26,300	575
Harrah’s Entertainment, Inc.	15,273	1,135
Hilton Hotels Corp.	32,926	952
See financial notes.     7

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

IHOP Corp.	3,000	157
International Game Technology (a)	29,100	1,237
International Speedway Corp., Class A	3,245	168
Interstate Hotels & Resorts, Inc. *	82	1
Isle of Capri Casinos, Inc. *	4,400	110
ITT Educational Services, Inc. *	6,000	414
Jack in the Box, Inc. *	4,200	236
Jackson Hewitt Tax Service, Inc.	3,000	104
Krispy Kreme Doughnuts, Inc. (a)*	2,100	23
Landry’s Restaurants, Inc.	1,800	53
Las Vegas Sands Corp. *	17,000	1,295
Laureate Education, Inc. *	4,700	248
Life Time Fitness, Inc. *	2,500	129
Lone Star Steakhouse & Saloon, Inc.	1,600	44
Luby’s, Inc. *	1,400	14
Marriott International, Inc., Class A	37,400	1,562
Matthews International Corp., Class A	1,900	73
McDonald’s Corp.	105,300	4,414
MGM Mirage *	22,500	968
MTR Gaming Group, Inc. *	2,300	24
Multimedia Games, Inc. *	1,500	14
Nobel Learning Communities, Inc.	500	5
O’Charley’s, Inc. *	400	8
Orient-Express Hotels Ltd., Class A	1,600	63
OSI Restaurant Partners, Inc.	7,000	233
P.F. Chang’s China Bistro, Inc. (a)*	800	33
Panera Bread Co., Class A *	800	49
Papa John’s International, Inc. *	3,400	125
Penn National Gaming, Inc. *	6,800	249
Pre-Paid Legal Services, Inc. (a)	3,600	153
RARE Hospitality International, Inc. *	3,325	105
Regis Corp.	3,900	146
Royal Caribbean Cruises, Ltd.	16,500	668
Ruby Tuesday, Inc.	5,600	155
Ryan’s Restaurant Group, Inc. *	2,250	37
Scientific Games Corp., Class A *	6,500	182
Service Corp. International	24,100	220
Shuffle Master, Inc. (a)*	2,812	79
Six Flags, Inc. (a)*	7,500	43
Smith & Wollensky Restaurant Group, Inc. *	900	4
Sonic Corp. *	7,968	181
Sotheby’s	5,438	207
Speedway Motorsports, Inc.	4,800	181
Starbucks Corp. (a)*	62,600	2,363
Starwood Hotels & Resorts Worldwide, Inc.	17,730	1,059
Station Casinos, Inc. (a)	4,650	280
Stewart Enterprises, Inc., Class A	7,200	45
Strayer Education, Inc.	700	79
The Cheesecake Factory, Inc. *	2,887	82
The ServiceMaster Co.	22,900	259
The Steak n Shake Co. *	1,580	29
Tim Hortons, Inc.	13,949	403
Triarc Cos., Class B	4,400	74
Vail Resorts, Inc. *	3,800	147
Vertrue, Inc. *	4,500	202
Weight Watchers International, Inc.	8,700	379
Wendy’s International, Inc.	10,300	356
Western Union Co. *	62,932	1,388
Wyndham Worldwide Corp. *	16,744	494
Wynn Resorts Ltd. (a)*	4,000	294
YUM! Brands, Inc.	24,000	1,427

		33,079

Diversified Financials 8.9%

A.G. Edwards, Inc.	5,900	337
Advanta Corp., Class A	7,400	266
Affiliated Managers Group, Inc. (a)*	1,800	180
AllianceBernstein Holding LP *	7,700	598
American Express Co.	105,150	6,079
AmeriCredit Corp. *	12,300	314
Ameriprise Financial, Inc.	21,030	1,083
Asset Acceptance Capital Corp. *	2,500	44
Asta Funding, Inc.	2,000	68
Bank of America Corp. (c)	381,577	20,556
BlackRock, Inc., Class A	3,400	513
Capital One Financial Corp.	23,710	1,881
Cash America International, Inc.	2,500	103
CBOT Holdings, Inc., Class A (a)*	4,400	653
Chicago Mercantile Exchange Holdings, Inc.	2,200	1,102
CIT Group, Inc.	18,600	968
Citigroup, Inc. (c)	412,286	20,680
CompuCredit Corp. *	4,400	153
Credit Acceptance Corp. *	2,400	80
E*TRADE Financial Corp. *	34,335	799
Eaton Vance Corp.	11,600	360
Federated Investors, Inc., Class B	9,950	341
Financial Federal Corp.	1,200	33
Franklin Resources, Inc.	20,600	2,348
GAMCO Investors, Inc., Class A	700	28
Greenhill & Co., Inc. (a)	2,500	170
IntercontinentalExchange, Inc. *	5,100	431
International Securities Exchange, Inc.	3,000	154
Investment Technology Group, Inc. *	4,750	222
Investors Financial Services Corp.	5,500	216
Janus Capital Group, Inc.	19,200	386
Jefferies Group, Inc.	8,200	236
JPMorgan Chase & Co.	295,944	14,040
Knight Capital Group, Inc., Class A *	9,700	181
LaBranche & Co., Inc. (a)*	2,400	21
Legg Mason, Inc.	10,050	905
Lehman Brothers Holdings, Inc.	47,744	3,716
8     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Leucadia National Corp.	17,908	472
Mellon Financial Corp.	35,800	1,389
Merrill Lynch & Co., Inc.	79,800	6,976
MicroFinancial, Inc.	1,900	7
Moody’s Corp.	26,600	1,764
Morgan Stanley	90,300	6,902
Nasdaq Stock Market, Inc. *	8,800	314
Nelnet, Inc., Class A *	4,500	132
Northern Trust Corp.	18,500	1,086
Nuveen Investments, Inc., Class A	7,300	360
NYSE Group, Inc. (a)*	11,500	851
Piper Jaffray Cos. *	950	66
Portfolio Recovery Associates, Inc. (a)*	2,000	93
Raymond James Financial, Inc.	10,350	330
Resource America, Inc., Class A	2,000	46
SEI Investments Co.	9,700	546
Siebert Financial Corp. *	2,900	10
SLM Corp.	37,300	1,816
State Street Corp.	28,000	1,798
Student Loan Corp.	1,700	352
SWS Group, Inc.	1,141	32
T. Rowe Price Group, Inc.	21,400	1,012
TD Ameritrade Holding Corp. *	47,100	776
The Bank of New York Co., Inc.	63,000	2,165
The Bear Stearns Cos., Inc.	13,620	2,061
The Charles Schwab Corp. (d)	111,120	2,025
The First Marblehead Corp.	5,000	337
The Goldman Sachs Group, Inc. (a)	38,700	7,345
W.P. Carey & Co. LLC	4,100	118
Waddell & Reed Financial, Inc., Class A	7,250	185
Westwood Holdings Group, Inc.	285	6
World Acceptance Corp. *	1,000	50

		121,667

Energy 8.5%

Alliance Resource Partners L.P.	3,400	121
Alon USA Energy, Inc.	3,700	104
Anadarko Petroleum Corp.	39,060	1,813
Apache Corp.	25,772	1,683
APCO Argentina, Inc.	200	16
Arch Coal, Inc.	7,000	242
Atlas America, Inc. *	1,780	85
ATP Oil & Gas Corp. (a)*	1,600	69
Atwood Oceanics, Inc. *	2,400	111
Baker Hughes, Inc.	28,300	1,954
Basic Energy Services, Inc. *	3,000	73
Berry Petroleum Co., Class A	4,000	119
BJ Services Co.	28,600	863
Boardwalk Pipeline Partners L.P. (a)	8,000	230
BP Prudhoe Bay Royalty Trust (a)	2,200	159
Bristow Group, Inc. (a)*	1,800	60
Buckeye Partners L.P. (a)*	3,400	156
Cabot Oil & Gas Corp.	13,600	720
Cameron International Corp. *	9,100	456
CARBO Ceramics, Inc. (a)	1,900	64
Chesapeake Energy Corp. (a)	19,200	623
ChevronTexaco Corp.	178,939	12,025
Cimarex Energy Co.	5,508	198
CNX Gas Corp. *	12,000	314
Comstock Resources, Inc. *	4,500	126
ConocoPhillips	131,623	7,929
CONSOL Energy, Inc.	14,100	499
CREDO Petroleum Corp. *	2,700	35
Cross Timbers Royalty Trust (a)	1,500	73
Crosstex Energy L.P. (a)*	2,000	75
Denbury Resources, Inc. *	9,800	282
Devon Energy Corp.	37,360	2,497
Diamond Offshore Drilling, Inc. (a)	9,800	678
Dresser-Rand Group, Inc. *	6,000	130
El Paso Corp.	51,387	704
Enbridge Energy Management LLC *	1,313	64
Encore Acquisition Co. *	2,250	56
Energy Partners, Ltd. (a)*	1,700	42
Energy Transfer Partners L.P.	4,000	196
ENSCO International, Inc. (a)	11,200	548
Enterprise GP Holdings L.P. (a)	2,100	71
Enterprise Products Partners L.P. (a)	29,500	811
EOG Resources, Inc.	22,800	1,517
Exxon Mobil Corp. (c)	493,166	35,222
FMC Technologies, Inc. *	4,591	278
Forest Oil Corp. *	4,450	145
Frontier Oil Corp.	14,400	423
General Maritime Corp.	3,000	110
Global Industries Ltd. *	8,900	148
Grant Prideco, Inc. *	10,100	381
Grey Wolf, Inc. *	15,000	105
Gulf Island Fabrication, Inc.	2,800	82
GulfMark Offshore, Inc. *	1,600	55
Halliburton Co.	78,200	2,530
Hanover Compressor Co. *	5,600	104
Harvest Natural Resources, Inc. *	6,000	67
Helix Energy Solutions Group, Inc. *	6,064	196
Helmerich & Payne, Inc.	9,600	230
Hess Corp. (a)	19,200	814
Holly Corp.	3,000	143
Hornbeck Offshore Services, Inc. *	2,500	90
Hugoton Royalty Trust	4,846	125
Hydril Co. *	2,500	150
Inergy, L.P. *	2,000	58
Input/Output, Inc. *	4,200	47
Key Energy Services, Inc. *	10,300	144
Kinder Morgan Management, LLC *	3,819	166
Kinder Morgan, Inc.	10,700	1,125
Lone Star Technologies, Inc. *	1,200	58
Lufkin Industries, Inc.	1,000	60
Magellan Midstream Partners (a)	2,400	94
See financial notes.     9

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Marathon Oil Corp.	30,654	2,649
Mariner Energy, Inc. *	6,601	131
Maritrans, Inc.	2,500	93
Markwest Energy Partners L.P. *	500	27
Massey Energy Co.	6,800	172
Meridian Resource Corp. *	3,100	10
Murphy Oil Corp.	14,500	684
Nabors Industries Ltd. *	23,634	730
NATCO Group, Inc., Class A *	1,200	40
National-Oilwell Varco, Inc. *	11,540	697
Natural Resource Partners L.P. (a)	2,000	104
Newfield Exploration Co. *	7,400	302
Noble Corp.	10,100	708
Noble Energy, Inc.	14,218	691
Occidental Petroleum Corp.	75,020	3,521
Oceaneering International, Inc. *	2,200	79
Oil States International, Inc. *	3,600	105
OMI Corp. (a)	6,500	145
Overseas Shipholding Group, Inc.	3,700	231
Pacific Energy Partners L.P. (a)	3,500	125
Parker Drilling Co. *	7,800	64
Patterson-UTI Energy, Inc.	13,200	306
Peabody Energy Corp.	18,500	776
Penn Virginia Corp.	2,500	179
Penn Virginia Resource Partners, L.P. (a)*	5,000	131
Pioneer Natural Resources Co.	10,133	413
Plains All American Pipeline L.P. (a)	4,600	218
Plains Exploration & Production Co. *	6,579	278
Pogo Producing Co.	4,700	210
Pride International, Inc. *	12,700	351
Quicksilver Resources, Inc. (a)*	4,200	144
Range Resources Corp.	8,100	220
Rowan Cos., Inc.	8,400	280
RPC, Inc.	7,650	166
Schlumberger Ltd.	100,000	6,308
SEACOR Holdings, Inc. *	1,250	112
Smith International, Inc.	17,300	683
St. Mary Land & Exploration Co.	7,400	276
Stone Energy Corp. *	976	38
Sunoco Logistics Partners L.P. (a)*	2,000	93
Sunoco, Inc.	11,000	727
Superior Energy Services, Inc. *	7,400	232
Swift Energy Co. *	2,500	117
Syntroleum Corp. *	4,000	16
TC Pipelines L.P. *	2,400	77
Teekay Shipping Corp.	3,000	123
TEL Offshore Trust	83	1
TEPPCO Partners L.P. (a)	7,000	276
Tesoro Corp.	4,800	307
TETRA Technologies, Inc. *	5,300	137
The Houston Exploration Co. *	2,200	119
Tidewater, Inc.	5,200	259
Todco *	5,500	188
Transocean, Inc. (a)*	27,731	2,012
Ultra Petroleum Corp. *	13,000	694
Unit Corp. *	4,400	204
Universal Compression Holdings, Inc.	2,900	175
USEC, Inc.	6,800	76
Valero Energy Corp.	47,980	2,511
Valero L.P. *	1,600	86
Veritas DGC, Inc. *	3,000	216
W&T Offshore, Inc.	5,000	169
W-H Energy Services, Inc. *	900	42
Weatherford International Ltd. *	21,200	871
Westmoreland Coal Co. *	3,500	80
Williams Cos., Inc.	42,360	1,035
World Fuel Services Corp.	2,100	90
XTO Energy, Inc.	25,942	1,210

		116,281

Food & Staples Retailing 2.2%

Arden Group, Inc.	600	84
BJ’s Wholesale Club, Inc. *	6,100	175
Casey’s General Stores, Inc.	5,100	124
Costco Wholesale Corp.	38,600	2,060
CVS Corp.	63,700	1,999
Ingles Markets, Inc., Class A	300	9
Longs Drug Stores Corp.	3,300	142
Nash Finch Co.	1,700	44
Pathmark Stores, Inc. *	3,900	40
Performance Food Group Co. *	1,900	55
PriceSmart, Inc. *	500	8
Rite Aid Corp. (a)*	40,400	189
Ruddick Corp.	3,100	87
Safeway, Inc.	35,900	1,054
Smart & Final, Inc. *	2,700	49
Spartan Corp.	500	10
Supervalu, Inc.	19,832	662
Sysco Corp.	48,636	1,701
The Andersons, Inc.	1,000	36
The Great Atlantic & Pacific Tea Co., Inc. *	2,200	61
The Kroger Co.	60,800	1,367
The Pantry, Inc. *	1,000	55
The Topps Co., Inc.	1,700	15
United Natural Foods, Inc. *	2,600	91
Wal-Mart Stores, Inc.	309,100	15,232
Walgreen Co.	80,400	3,512
Weis Markets, Inc.	1,700	69
Whole Foods Market, Inc. (a)	10,900	696
Wild Oats Markets, Inc. *	3,800	68

		29,694

Food, Beverage & Tobacco 4.5%

Alliance One International, Inc. *	3,300	16
Altria Group, Inc.	168,800	13,729
American Italian Pasta Co., Class A *	1,000	8
Anheuser-Busch Cos., Inc.	61,500	2,916
Archer-Daniels-Midland Co.	53,958	2,077
10     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Bridgford Foods Corp. *	300	2
Brown-Forman Corp., Class B	9,912	716
Campbell Soup Co.	35,400	1,323
Chiquita Brands International, Inc.	3,200	44
Coca-Cola Bottling Co. Consolidated	400	25
Coca-Cola Enterprises, Inc.	30,000	601
ConAgra Foods, Inc.	43,293	1,132
Constellation Brands, Inc., Class A *	17,600	484
Corn Products International, Inc.	5,800	210
Dean Foods Co. *	8,613	361
Del Monte Foods Co.	8,931	96
Delta & Pine Land Co.	2,000	81
Flowers Foods, Inc.	4,772	130
Fresh Del Monte Produce, Inc.	4,200	66
General Mills, Inc.	31,300	1,778
Green Mountain Coffee Roasters, Inc. *	900	36
Griffin Land & Nurseries, Inc. *	300	8
H.J. Heinz Co.	27,900	1,176
Hormel Foods Corp.	9,000	325
J & J Snack Foods Corp.	6,400	214
John B. Sanfilippo & Son *	5,000	53
Kellogg Co.	34,400	1,731
Kraft Foods, Inc., Class A (a)	128,700	4,427
Lancaster Colony Corp.	3,400	138
Lance, Inc.	2,900	57
Loews Corp. — Carolina Group	5,600	324
Maui Land & Pineapple Co, Inc. *	800	25
McCormick & Co., Inc.	11,300	423
MGP Ingredients, Inc.	3,400	76
Molson Coors Brewing Co., Class B	6,000	427
Monterey Gourmet Foods, Inc. *	700	3
Peet’s Coffee & Tea, Inc. (a)*	1,800	48
PepsiAmericas, Inc.	13,200	270
PepsiCo, Inc.	140,800	8,932
Pilgrim’s Pride Corp., Class B	1,400	35
Ralcorp Holdings, Inc. *	6,700	331
Reynolds American, Inc. (a)	22,664	1,431
Rocky Mountain Chocolate Factory, Inc.	2,311	30
Sanderson Farms, Inc.	1,750	46
Sara Lee Corp.	64,378	1,101
Seaboard Corp.	200	282
Smithfield Foods, Inc. *	6,300	169
Tasty Baking Co.	500	5
The Coca-Cola Co.	202,200	9,447
The Hain Celestial Group, Inc. *	1,406	40
The Hershey Co.	19,400	1,026
The J.M. Smucker Co.	2,438	119
The Pepsi Bottling Group, Inc.	23,400	740
Tootsie Roll Industries, Inc.	2,391	76
TreeHouse Foods, Inc. *	1,722	44
Tyson Foods, Inc., Class A	30,340	438
Universal Corp.	1,800	66
UST, Inc.	12,700	680
Vector Group Ltd. (a)	3,735	64
Wm. Wrigley Jr. Co.	20,750	1,078
Zapata Corp. *	8,000	49

		61,785

Health Care Equipment & Services 4.4%

ABIOMED, Inc. *	800	11
Advanced Medical Optics, Inc. *	4,111	168
Aetna, Inc.	59,200	2,440
Align Technology, Inc. *	8,700	121
Alliance Imaging, Inc. *	1,800	15
Allscripts Healthcare Solutions, Inc. (a)*	1,900	45
Amedisys, Inc. *	2,500	101
America Service Group, Inc. *	3,550	55
American Medical Systems Holdings, Inc. *	7,800	139
AMERIGROUP Corp. *	1,800	54
AmerisourceBergen Corp.	20,648	975
AMN Healthcare Services, Inc. *	4,110	104
Amsurg Corp. *	2,300	48
Analogic Corp.	1,400	78
Apria Healthcare Group, Inc. *	4,100	95
Arrow International, Inc.	3,500	125
Arthrocare Corp. (a)*	1,400	57
Aspect Medical Systems, Inc. *	3,700	66
Bausch & Lomb, Inc.	3,400	182
Baxter International, Inc.	50,118	2,304
Beckman Coulter, Inc.	5,100	294
Becton Dickinson & Co.	21,300	1,492
Biomet, Inc.	20,125	762
BioScrip, Inc. *	2,172	5
Biosite, Inc. *	1,400	64
Boston Scientific Corp. *	109,568	1,743
Brookdale Senior Living, Inc.	300	14
C.R. Bard, Inc.	8,000	656
Cantel Medical Corp. *	3,571	51
Cardinal Health, Inc.	36,160	2,367
Caremark Rx, Inc.	37,090	1,826
Centene Corp. *	1,000	24
Cerner Corp. *	8,400	406
Cerus Corp. *	500	4
Chemed Corp.	1,400	50
Chindex International, Inc. (a)*	2,200	29
Cholestech Corp. *	1,700	26
CIGNA Corp.	12,800	1,497
Clinical Data, Inc. *	117	2
Community Health Systems, Inc. *	7,100	230
Conmed Corp. *	1,700	38
CorVel Corp. *	1,900	82
Coventry Health Care, Inc. *	23,937	1,124
Cross Country Healthcare, Inc. *	1,600	31
CryoLife, Inc. *	750	4
See financial notes.     11

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Cyberonics, Inc. (a)*	1,200	22
Cytyc Corp. *	7,800	206
Dade Behring Holdings, Inc.	5,200	189
Datascope Corp.	2,500	90
DaVita, Inc. *	8,250	459
Dendrite International, Inc. *	3,600	38
Dentsply International, Inc.	13,100	410
DJ Orthopedics, Inc. *	3,000	121
Dynacq Healthcare, Inc. *	3,616	7
Eclipsys Corp. *	3,800	81
Edwards Lifesciences Corp. *	3,900	167
Emdeon Corp. *	21,926	255
Enpath Medical, Inc. *	3,000	29
Express Scripts, Inc. *	12,600	803
Five Star Quality Care, Inc. *	135	1
Gen-Probe, Inc. *	3,400	163
Genesis HealthCare Corp. *	6,250	303
Gentiva Health Services, Inc. *	3,250	60
Greatbatch, Inc. *	1,100	25
Haemonetics Corp. *	3,700	169
Hanger Orthopedic Group, Inc. *	5,400	42
HCA, Inc.	27,200	1,374
Health Management Associates, Inc., Class A	15,900	313
Health Net, Inc. *	9,100	378
HealthExtras, Inc. *	1,900	44
HealthTronics, Inc. *	3,500	24
Healthways, Inc. *	3,100	131
Henry Schein, Inc. *	4,600	229
Hillenbrand Industries, Inc.	5,800	340
Hologic, Inc. *	5,200	250
Hooper Holmes, Inc.	4,600	17
Hospira, Inc. *	14,070	511
Humana, Inc. *	18,900	1,134
ICU Medical, Inc. *	550	23
IDEXX Laboratories, Inc. *	2,500	208
Immucor, Inc. *	3,795	104
IMS Health, Inc.	19,300	537
Integra LifeSciences Holdings *	1,100	41
Intermagnetics General Corp. *	3,084	84
Intuitive Surgical, Inc. *	1,050	104
Invacare Corp.	2,000	44
inVentiv Health, Inc. *	2,233	64
Kindred Healthcare, Inc. *	4,624	125
Kinetic Concepts, Inc. *	2,500	87
Kyphon, Inc. *	3,000	118
Laboratory Corp. of America Holdings *	12,800	877
Landauer, Inc.	1,100	60
LifePoint Hospitals, Inc. *	3,707	132
Lincare Holdings, Inc. *	7,100	238
Magellan Health Services, Inc. *	3,007	131
Manor Care, Inc.	8,000	384
Matria Healthcare, Inc. (a)*	1,800	51
McKesson Corp.	22,900	1,147
MedCath Corp. *	1,500	40
Medco Health Solutions, Inc. *	25,033	1,339
Medical Action Industries, Inc. *	2,500	66
Medical Staffing Network Holdings, Inc. *	1,300	7
Medtronic, Inc.	95,374	4,643
Mentor Corp.	3,000	140
Meridian Bioscience, Inc.	7,500	173
Merit Medical Systems, Inc. *	2,222	35
Molina Healthcare, Inc. *	2,500	98
National Healthcare Corp.	600	33
National Medical Health Card Systems, Inc. *	800	11
Neogen Corp. *	625	13
Novoste Corp. *	400	1
Nutraceutical International Corp. *	5,000	75
OCA, Inc. *	2,112	—
Odyssey Healthcare, Inc. *	2,250	30
Omnicare, Inc.	7,500	284
Option Care, Inc. (a)	2,250	29
OraSure Technologies, Inc. *	1,500	12
Owens & Minor, Inc.	2,000	63
Patterson Cos., Inc. *	10,600	348
PDI, Inc. *	2,900	30
Pediatrix Medical Group, Inc. *	6,000	270
Per-Se Technologies, Inc. (a)*	5,428	133
PolyMedica Corp. (a)	779	32
PSS World Medical, Inc. *	5,800	117
Q-Med, Inc. *	500	2
Quest Diagnostics, Inc.	14,820	737
Regeneration Technologies, Inc. *	1,700	11
RehabCare Group, Inc. *	4,000	51
Res-Care, Inc. *	4,500	87
ResMed, Inc. *	4,000	176
Respironics, Inc. *	3,800	134
Sierra Health Services, Inc. *	21,500	736
SonoSite, Inc. *	1,600	46
St. Jude Medical, Inc. *	29,600	1,017
Steris Corp.	6,100	149
Stryker Corp.	31,100	1,626
Sunrise Senior Living, Inc. *	3,400	106
Symbion, Inc. *	2,500	41
Tenet Healthcare Corp. *	36,650	259
The Cooper Cos., Inc.	2,781	160
Theragenics Corp. *	2,500	8
Thoratec Corp. *	2,636	42
Triad Hospitals, Inc. *	6,044	224
TriPath Imaging, Inc. *	2,600	24
TriZetto Group, Inc. *	5,900	101
United Surgical Partners International, Inc. *	2,100	52
UnitedHealth Group, Inc.	118,880	5,799
Universal Health Services, Inc., Class B	4,000	212
Urologix, Inc. *	1,800	5
12     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

US Physical Therapy, Inc. *	3,500	42
Utah Medical Products, Inc.	2,500	85
Varian Medical Systems, Inc. *	11,900	653
VCA Antech, Inc. *	5,400	175
Viasys Healthcare, Inc. *	2,982	85
VistaCare, Inc., Class A *	1,000	13
Vital Signs, Inc.	1,900	107
WebMD Health Corp., Class A (a)*	2,600	95
WellPoint, Inc. *	57,723	4,405
West Pharmaceutical Services, Inc.	4,600	193
Wright Medical Group, Inc. *	1,700	42
Young Innovations, Inc.	2,000	72
Zimmer Holdings, Inc. *	20,300	1,462

		60,204

Household & Personal Products 1.9%

Alberto-Culver Co., Class B	6,950	353
Avon Products, Inc.	39,000	1,186
Central Garden & Pet Co. *	1,600	80
Chattem, Inc. *	1,200	51
Church & Dwight Co., Inc.	4,950	201
Clorox Co.	12,200	788
Colgate-Palmolive Co.	42,500	2,719
Energizer Holdings, Inc. *	6,333	495
Herbalife Ltd. *	300	11
Inter Parfums, Inc.	675	13
Kimberly-Clark Corp.	40,639	2,703
NBTY, Inc. *	5,400	150
Nu Skin Enterprises, Inc., Class A	6,500	124
Oil-Dri Corp. of America	500	8
Procter & Gamble Co. (c)	269,915	17,110
Spectrum Brands, Inc. (a)*	2,800	27
The Estee Lauder Cos., Inc., Class A	10,300	416
USANA Health Sciences, Inc. (a)*	1,000	45
WD-40 Co.	1,600	55

		26,535

Insurance 5.5%

21st Century Holding Co.	1,500	42
21st Century Insurance Group	7,200	114
ACE Ltd.	23,100	1,322
AFLAC, Inc.	42,600	1,914
Alfa Corp.	6,800	126
Alleghany Corp. *	220	67
Ambac Financial Group, Inc.	7,750	647
American Financial Group, Inc.	5,500	263
American International Group, Inc.	211,922	14,235
American National Insurance Co.	1,300	151
American Physicians Capital, Inc. *	2,500	137
AmerUs Group Co.	4,400	301
AON Corp. (a)	25,500	887
Arch Capital Group Ltd. *	3,900	251
Argonaut Group, Inc. *	2,400	82
Arthur J. Gallagher & Co.	6,800	189
Assurant, Inc.	11,500	606
Axis Capital Holdings Ltd.	7,200	237
Baldwin & Lyons, Inc., Class B	750	19
Berkshire Hathaway, Inc., Class A *	121	12,762
Brown & Brown, Inc.	11,000	322
Cincinnati Financial Corp.	13,450	614
Clark, Inc.	1,700	21
CNA Financial Corp. *	20,900	783
CNA Surety Corp. *	2,200	45
Commerce Group, Inc.	3,200	95
Conseco, Inc. *	11,500	234
Crawford & Co., Class B	1,600	12
Delphi Financial Group, Inc., Class A	6,772	266
EMC Insurance Group, Inc.	1,200	37
Erie Indemnity Co., Class A	5,500	279
Everest Re Group Ltd.	2,900	288
FBL Financial Group, Inc., Class A	2,090	74
Fidelity National Financial, Inc.	13,517	301
Fidelity National Title Group, Inc., Class A	17,327	381
First American Corp.	7,800	318
FPIC Insurance Group, Inc. *	400	14
Genworth Financial, Inc., Class A	37,500	1,254
Great American Financial Resources, Inc.	2,800	65
Hanover Insurance Group, Inc.	4,900	222
Harleysville Group, Inc.	1,800	65
HCC Insurance Holdings, Inc.	7,950	268
Hilb, Rogal & Hobbs Co.	3,000	120
Horace Mann Educators Corp.	4,300	87
Independence Holding Co.	2,700	64
Infinity Property & Casualty Corp.	2,500	108
LandAmerica Financial Group, Inc.	5,300	334
Lincoln National Corp.	21,926	1,388
Loews Corp.	45,000	1,751
Markel Corp. *	300	120
Marsh & McLennan Cos., Inc.	43,000	1,266
MBIA, Inc.	11,250	698
Mercury General Corp.	5,400	280
MetLife, Inc.	62,000	3,542
MIIX Group, Inc. *	2,400	—
National Financial Partners Corp.	2,500	98
National Western Life Insurance Co., Class A *	300	72
Nationwide Financial Services, Inc., Class A	11,400	580
Navigators Group, Inc. *	1,500	71
NYMAGIC, Inc.	2,100	67
Odyssey Re Holdings Corp.	5,400	191
Ohio Casualty Corp.	5,500	151
Old Republic International Corp.	20,437	460
PartnerRe Ltd. (a)	1,900	133
Penn Treaty American Corp. *	150	1
See financial notes.     13

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Philadelphia Consolidated Holding Corp. *	5,500	215
PMA Capital Corp., Class A *	700	7
Presidential Life Corp.	1,000	24
Principal Financial Group, Inc.	25,400	1,435
ProAssurance Corp. *	1,670	81
Protective Life Corp.	5,500	243
Prudential Financial, Inc.	45,500	3,500
Reinsurance Group of America, Inc.	5,100	288
RenaissanceRe Holdings Ltd.	1,800	98
RLI Corp.	2,800	152
SAFECO Corp.	12,500	727
Safety Insurance Group, Inc.	1,000	50
SCPIE Holdings, Inc. *	700	20
Selective Insurance Group, Inc.	1,200	66
SNTL Litigation Trust Certificates *	1,300	—
StanCorp Financial Group, Inc.	5,000	228
State Auto Financial Corp.	3,800	122
Stewart Information Services Corp.	1,400	52
The Allstate Corp.	58,874	3,613
The Chubb Corp.	33,094	1,759
The Hartford Financial Services Group, Inc.	24,400	2,127
The Midland Co.	1,800	84
The Phoenix Cos., Inc.	7,000	111
The Progressive Corp.	85,200	2,059
The St. Paul Travelers Cos., Inc.	54,550	2,789
Torchmark Corp.	10,600	654
Transatlantic Holdings, Inc.	6,437	392
United Fire & Casualty Co.	1,000	35
Unitrin, Inc.	5,600	240
UnumProvident Corp.	23,914	473
USI Holdings Corp. *	4,500	72
W. R. Berkley Corp.	22,950	846
Wesco Financial Corp.	200	96
White Mountains Insurance Group Ltd.	200	114
XL Capital Ltd., Class A	14,700	1,037
Zenith National Insurance Corp.	3,400	158

		75,859

Materials 3.1%

A. Schulman, Inc.	2,300	56
A.M. Castle & Co.	1,500	50
AEP Industries, Inc. *	400	21
Air Products & Chemicals, Inc.	17,700	1,233
Airgas, Inc.	5,000	189
AK Steel Holding Corp. *	9,527	142
Albemarle Corp.	4,500	293
Alcoa, Inc.	68,664	1,985
Aleris International, Inc. *	2,459	127
Allegheny Technologies, Inc.	7,700	606
Aptargroup, Inc.	2,200	121
Arch Chemicals, Inc.	2,700	90
Ashland, Inc.	5,500	325
Ball Corp.	5,700	237
Bemis Co.	8,900	299
Bowater, Inc. (a)	2,300	48
Buckeye Technologies, Inc. *	1,200	12
Cabot Corp.	5,200	206
Carpenter Technology Corp.	2,500	267
Celanese Corp.	12,500	258
Century Aluminum Co. *	600	23
Chaparral Steel Co.	4,500	187
Chemtura Corp.	16,927	145
Chesapeake Corp.	1,000	16
Commercial Metals Co.	9,000	239
Compass Minerals International, Inc.	2,500	77
Crown Holdings, Inc. *	10,400	202
Cytec Industries, Inc.	3,600	199
Deltic Timber Corp.	700	36
E.I. du Pont de Nemours & Co.	78,195	3,581
Eagle Materials, Inc.	4,143	152
Eastman Chemical Co.	5,600	341
Ecolab, Inc.	21,500	975
Ferro Corp.	4,200	83
Florida Rock Industries, Inc.	5,987	257
FMC Corp.	3,100	213
Freeport-McMoRan Copper & Gold, Inc., Class B	16,000	968
Georgia Gulf Corp.	3,300	71
Gibraltar Industries, Inc.	2,500	53
Glamis Gold Ltd. *	11,100	490
Greif, Inc., Class A	3,700	347
H.B. Fuller Co.	4,000	99
Hawkins, Inc.	1,900	27
Headwaters, Inc. (a)*	2,500	62
Hercules, Inc. *	8,500	155
Huntsman Corp. *	17,500	302
International Flavors & Fragrances, Inc.	4,400	187
International Paper Co.	39,304	1,311
Kronos Worldwide, Inc.	2,560	76
LESCO, Inc. *	500	4
Louisiana-Pacific Corp.	8,300	164
Lyondell Chemical Co.	19,930	512
MacDermid, Inc.	3,800	127
Martin Marietta Materials, Inc.	4,200	370
Material Sciences Corp. *	4,000	48
MeadWestvaco Corp.	14,474	398
Meridian Gold, Inc. *	6,600	167
Minerals Technologies, Inc.	600	33
Mod-Pac Corp. *	500	6
Monsanto Co.	43,290	1,914
Myers Industries, Inc.	2,580	47
Nalco Holding Co. *	11,100	225
Neenah Paper, Inc.	1,231	45
NewMarket Corp.	2,000	129
Newmont Mining Corp.	32,251	1,460
14     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

NL Industries, Inc. (a)	5,300	59
NN, Inc.	1,800	20
Nucor Corp.	27,000	1,577
Olin Corp.	4,820	83
OM Group, Inc. *	2,400	137
Omnova Solutions, Inc. *	3,400	15
Oregon Steel Mills, Inc. *	2,500	136
Owens-Illinois, Inc. *	13,700	227
Packaging Corp. of America	8,500	195
Pactiv Corp. *	12,400	382
Penford Corp.	2,700	44
Phelps Dodge Corp.	14,660	1,472
PolyOne Corp. *	3,200	26
PPG Industries, Inc.	13,900	951
Praxair, Inc.	25,700	1,548
Quanex Corp.	5,625	189
Reliance Steel & Aluminum Co.	8,500	292
Rock-Tennessee Co., Class A	1,500	31
Rohm & Haas Co.	26,753	1,386
Royal Gold, Inc. (a)	2,200	65
RPM International, Inc.	9,600	184
RTI International Metals, Inc. (a)*	1,500	92
Schnitzer Steel Industries, Inc., Class A	1,650	58
Schweitzer-Mauduit International, Inc.	2,300	53
Sealed Air Corp.	6,000	357
Sensient Technologies Corp.	4,800	111
Sigma-Aldrich Corp.	6,300	473
Silgan Holdings, Inc.	5,800	240
Smurfit-Stone Container Corp. *	20,000	213
Sonoco Products Co.	4,100	145
Southern Copper Corp. (a)	10,800	555
Spartech Corp.	4,200	115
Steel Dynamics, Inc.	3,500	210
Stepan Co.	1,200	38
Stillwater Mining Co. *	7,133	77
Symyx Technologies, Inc. *	3,800	93
Temple-Inland, Inc.	8,800	347
Texas Industries, Inc.	1,000	62
The Dow Chemical Co.	78,766	3,213
The Lubrizol Corp.	5,400	243
The Mosaic Co. *	29,500	552
The Scotts Miracle-Gro Co., Class A	5,600	277
Titanium Metals Corp. *	7,200	212
United States Steel Corp.	9,900	669
Valhi, Inc.	8,600	212
Valspar Corp.	8,400	225
Vulcan Materials Co.	6,900	562
Wausau-Mosinee Paper Corp.	4,700	64
Westlake Chemical Corp.	5,100	161
Weyerhaeuser Co.	18,250	1,161
Worthington Industries, Inc.	7,200	124

		43,021

Media 4.0%

4Kids Entertainment, Inc. *	1,000	18
Acme Communications, Inc. *	1,900	10
ACT Teleconferencing, Inc. *	1,100	—
Adelphia Communications, Class A *	6,301	—
Advo, Inc.	4,050	119
Arbitron, Inc.	2,120	89
Belo Corp., Class A	9,400	165
Cablevision Systems Corp., Class A *	21,100	586
Cadmus Communications Corp.	3,900	59
Carmike Cinemas, Inc.	2,500	50
Catalina Marketing Corp.	5,900	150
CBS Corp., Class B	72,006	2,084
Citadel Broadcasting Co.	2,500	26
Clear Channel Communications, Inc.	49,721	1,733
Clear Channel Outdoor Holdings, Inc., Class A *	23,700	582
Comcast Corp. *	42,800	1,733
Comcast Corp., Class A *	151,336	6,155
Cox Radio, Inc., Class A *	4,600	77
Crown Media Holdings, Inc., Class A (a)*	6,000	24
Cumulus Media, Inc., Class A *	4,351	47
Daily Journal Corp. *	500	20
Discovery Holding Co., Class A *	22,323	331
Dow Jones & Co., Inc. (a)	6,500	228
DreamWorks Animation SKG, Inc., Class A *	2,800	74
EchoStar Communications Corp., Class A *	37,700	1,339
Emak Worldwide, Inc. *	500	3
Emmis Communications Corp., Class A *	713	9
Entercom Communications Corp.	3,000	83
Entravision Communications Corp. *	5,000	37
Gannett Co., Inc.	19,500	1,153
Gemstar — TV Guide International, Inc. *	33,360	116
Getty Images, Inc. *	4,600	199
Gray Television, Inc.	5,600	36
Harte-Hanks, Inc.	8,100	205
Hearst-Argyle Television, Inc.	3,700	93
Interactive Data Corp. *	20,700	473
John Wiley & Sons, Inc., Class A	6,300	222
Journal Communications, Inc., Class A	7,500	88
Journal Register Co.	3,200	25
Lakes Entertainment, Inc. *	1,800	20
Lamar Advertising Co., Class A *	9,200	531
Lee Enterprises, Inc.	2,500	71
Liberty Global, Inc., Class A *	12,575	330
Liberty Global, Inc., Class C *	12,601	320
See financial notes.     15

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Liberty Media Holding Corp. — Capital *	11,161	994
Lin TV Corp., Class A *	3,300	27
Live Nation, Inc. *	6,215	132
Martha Stewart Living Omnimedia, Class A (a)*	3,900	83
Media General, Inc., Class A	2,000	74
Mediacom Communications Corp., Class A *	7,600	63
Meredith Corp.	3,800	199
Morningstar, Inc. *	3,200	131
News Corp., Class A	253,950	5,295
Nexstar Broadcasting Group, Inc., Class A *	4,500	17
NTL, Inc.	15,000	405
Omnicom Group, Inc.	16,800	1,704
Pegasus Communications Corp., Class A *	6,320	13
Playboy Enterprises, Inc., Class B *	4,500	48
ProQuest Co. *	1,700	22
R.H. Donnelley Corp. *	2,966	179
Radio One, Inc., Class A *	9,500	65
Readers Digest Association, Inc., Class A	7,300	105
Regal Entertainment Group, Class A (a)	4,200	87
Salem Communications Corp., Class A *	900	12
Scholastic Corp. *	2,200	69
Sinclair Broadcast Group, Inc., Class A	4,800	43
Sirius Satellite Radio, Inc. (a)*	2,600	10
Sun-Times Media Group, Inc., Class A	7,300	42
The DIRECTV Group, Inc. *	101,476	2,261
The E.W. Scripps Co., Class A	12,000	594
The Interpublic Group of Cos., Inc. *	34,537	377
The McClatchy Co., Class A	8,416	365
The McGraw-Hill Cos., Inc.	34,600	2,220
The New York Times Co., Class A (a)	13,200	319
The Walt Disney Co.	195,410	6,148
Time Warner, Inc.	367,052	7,345
Tivo, Inc. *	4,500	29
Tribune Co.	26,900	897
Triple Crown Media, Inc. *	560	4
Univision Communications, Inc., Class A *	25,510	894
Valassis Communications, Inc. *	3,700	56
Value Line, Inc.	300	16
Viacom, Inc., Class B *	56,606	2,203
Warner Music Group Corp.	11,700	303
Washington Post, Class B	600	452
Westwood One, Inc.	7,200	57
World Wrestling Entertainment, Inc.	4,900	82
XM Satellite Radio Holdings, Inc., Class A *	15,300	178

		54,332

Pharmaceuticals & Biotechnology 7.4%

Abbott Laboratories	125,705	5,972
Accelrys, Inc. *	1,300	8
Adolor Corp. *	1,700	23
Affymetrix, Inc. *	4,900	125
Albany Molecular Research, Inc. *	1,600	19
Alkermes, Inc. *	3,100	52
Allergan, Inc.	13,234	1,529
Alpharma, Inc., Class A	3,700	82
Amgen, Inc. *	103,268	7,839
Amylin Pharmaceuticals, Inc. *	2,300	101
Andrx Corp. *	6,400	157
Aphton Corp. *	800	—
Applera Corp. — Celera Genomics Group *	5,600	87
Applied Biosystems Group-Applera Corp.	16,500	615
Arena Pharmaceuticals, Inc. *	800	12
ArQule, Inc. *	8,800	35
AVANIR Pharmaceuticals, Class A (a)*	475	2
Avigen, Inc. *	900	5
Barr Pharmaceuticals, Inc. *	8,781	460
Bio-Rad Laboratories, Inc., Class A *	3,000	220
BioCryst Pharmaceuticals, Inc. *	1,400	17
Biogen Idec, Inc. *	28,125	1,339
BioMarin Pharmaceuticals, Inc. *	1,800	29
BioVeris Corp. *	3,800	36
Bradley Pharmaceuticals, Inc. *	1,700	30
Bristol-Myers Squibb Co.	153,750	3,805
Bruker BioSciences Corp. *	2,100	17
Caliper Life Sciences, Inc. *	700	4
Cambrex Corp.	3,400	80
Celgene Corp. *	27,000	1,443
Cell Genesys, Inc. *	1,500	7
Cephalon, Inc. *	3,500	246
Charles River Laboratories, Inc. *	6,416	275
CNS, Inc.	5,000	185
CollaGenex Pharmaceuticals, Inc. *	3,000	35
Connetics Corp. *	3,400	58
Covance, Inc. *	5,800	339
Cubist Pharmaceuticals, Inc. *	1,900	42
CuraGen Corp. *	2,100	8
CV Therapeutics, Inc. (a)*	1,100	14
CYTOGEN Corp. *	230	1
Dendreon Corp. *	1,400	7
Digene Corp. *	1,400	65
Dionex Corp. *	1,200	65
Diversa Corp. *	1,100	10
Durect Corp. *	2,000	9
16     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Dyax Corp. *	2,000	6
Eli Lilly & Co.	92,400	5,175
Embrex, Inc. *	1,300	15
Emisphere Technologies, Inc. (a)*	800	5
Encysive Pharmaceuticals, Inc. *	2,600	12
Endo Pharmaceutical Holdings, Inc. *	10,500	300
Entremed, Inc. *	1,200	3
Enzo Biochem, Inc. *	1,781	25
Enzon Pharmaceuticals, Inc. *	4,400	38
Epicept Corp. *	489	1
eResearch Technology, Inc. (a)*	5,625	46
Exelixis, Inc. *	1,800	17
Fisher Scientific International, Inc. *	8,876	760
Forest Laboratories, Inc. *	27,500	1,346
Gene Logic, Inc. *	1,300	2
Genentech, Inc. *	83,300	6,939
Genzyme Corp. *	20,732	1,400
Geron Corp. *	1,000	8
Gilead Sciences, Inc. *	35,420	2,440
Harvard Bioscience, Inc. *	500	3
Human Genome Sciences, Inc. *	5,100	68
ICOS Corp. *	2,700	86
Illumina, Inc. *	1,500	66
ImClone Systems, Inc. *	6,935	217
ImmunoGen, Inc. *	1,500	6
Impax Laboratories, Inc. *	1,600	11
Incyte Corp. *	2,600	12
Indevus Pharmaceuticals, Inc. *	1,800	12
Inspire Pharmaceuticals, Inc. *	1,300	7
InterMune, Inc. *	1,100	24
Invitrogen Corp. *	3,629	211
Isis Pharmaceuticals, Inc. *	1,900	16
Johnson & Johnson	246,370	16,605
Kendle International, Inc. *	2,700	93
King Pharmaceuticals, Inc. *	18,516	310
Kos Pharmaceuticals, Inc. *	3,200	159
Kosan Biosciences, Inc. *	2,500	10
KV Pharmaceutical Co., Class A *	2,700	60
Lexicon Genetics, Inc. *	6,900	28
Ligand Pharmaceuticals, Inc., Class B (a)*	2,300	25
Luminex Corp. *	800	13
Matrixx Initiatives, Inc. *	1,700	37
Maxygen, Inc. *	1,500	13
Medarex, Inc. *	3,000	39
Medicis Pharmaceutical Corp., Class A (a)	3,400	119
MedImmune, Inc. *	19,875	637
Merck & Co., Inc.	183,552	8,337
MGI Pharma, Inc. *	3,932	75
Millennium Pharmaceuticals, Inc. *	25,856	302
Millipore Corp. *	5,100	329
Molecular Devices Corp. *	3,200	64
Mylan Laboratories, Inc.	16,600	340
Myogen, Inc. *	2,500	131
Myriad Genetics, Inc. *	1,400	38
Nabi Biopharmaceuticals *	2,800	18
Nanogen, Inc. *	1,500	3
Nektar Therapeutics (a)*	2,200	32
Neose Technologies, Inc. *	500	1
Neurocrine Biosciences, Inc. *	1,400	16
Neurogen Corp. *	800	5
Northfield Laboratories, Inc. (a)*	1,100	15
Noven Pharmaceuticals, Inc. *	1,800	40
NPS Pharmacuticals, Inc. *	1,000	5
Nuvelo, Inc. *	300	6
Onyx Pharmaceuticals, Inc. (a)*	1,800	34
Orchid Cellmark, Inc. *	280	1
OSI Pharmaceuticals, Inc. (a)*	1,998	76
OXiGENE, Inc. (a)*	900	4
Pain Therapeutics, Inc. *	2,600	22
Par Pharmaceutical Cos., Inc. *	1,900	37
PAREXEL International Corp. *	2,400	71
PDL BioPharma, Inc. *	4,100	87
PerkinElmer, Inc.	11,477	245
Perrigo Co.	7,300	131
Pfizer, Inc.	610,192	16,262
Pharmaceutical Product Development, Inc. (PPD)	10,000	316
Pharmacopeia Drug Discovery, Inc. *	650	3
Pharmacyclics, Inc. *	1,100	6
PharmaNet Development Group, Inc. *	1,500	28
Pharmion Corp. *	2,500	61
POZEN, Inc. *	1,300	22
Regeneron Pharmaceuticals, Inc. *	1,900	38
Sangamo BioSciences, Inc. *	1,200	7
Savient Pharmaceuticals, Inc. *	2,300	17
Schering-Plough Corp.	121,750	2,696
Sciele Pharma, Inc. *	3,400	74
Sepracor, Inc. (a)*	6,600	342
SuperGen, Inc. *	900	5
Tanox, Inc. *	4,900	66
Techne Corp. *	3,800	212
The Medicines Co. *	1,700	44
Thermo Electron Corp. *	19,550	838
Third Wave Technologies, Inc. *	1,800	7
Titan Pharmaceuticals, Inc. *	800	2
Trimeris, Inc. *	500	4
Tripos, Inc. *	6,000	8
Valeant Pharmaceuticals International	7,900	148
Varian, Inc. *	5,800	272
Ventana Medical Systems, Inc. *	2,400	97
Vertex Pharmaceuticals, Inc. *	3,144	128
Vical, Inc. *	1,600	10
See financial notes.     17

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

ViroPharma, Inc. *	1,000	13
Waters Corp. *	8,700	433
Watson Pharmaceuticals, Inc. *	7,732	208
Wyeth	109,400	5,583
ZymoGenetics, Inc. *	2,000	32

		101,381

Real Estate 2.5%

Affordable Residential Communities *	3,000	33
Alexander’s, Inc. *	700	255
Alexandria Real Estate Equities, Inc.	2,500	249
AMB Property Corp.	7,300	426
American Financial Realty Trust	8,500	99
American Home Mortgage Investment Corp. (a)	4,500	154
American Land Lease, Inc.	1,700	44
American Mortgage Acceptance Co.	1,500	27
American Realty Investors, Inc. *	1,037	9
Annaly Mortgage Management, Inc.	9,400	123
Anthracite Capital, Inc.	4,900	70
Anworth Mortgage Asset Corp.	1,000	9
Apartment Investment & Management Co., Class A	7,400	424
Archstone-Smith Trust	15,285	920
AvalonBay Communities, Inc.	6,100	799
Boston Properties, Inc.	9,900	1,058
Brandywine Realty Trust	7,363	246
BRE Properties, Class A	5,000	331
Brookfield Properties Corp.	17,800	674
Camden Property Trust	2,300	186
CapitalSource, Inc. (a)	6,900	191
Capstead Mortgage Corp.	2,240	19
CB Richard Ellis Group, Inc., Class A *	17,500	526
CBL & Associates Properties, Inc.	4,400	192
Colonial Properties Trust	2,567	129
Commercial Net Lease Realty (a)	3,320	75
Consolidated-Tomoka Land Co.	900	58
Corporate Office Properties Trust SBI	3,500	167
Correctional Properties Trust	1,600	52
Cousins Properties, Inc.	5,200	186
Crescent Real Estate Equity Co.	7,400	161
Developers Diversified Realty Corp.	7,612	464
Duke Realty Corp.	12,990	520
EastGroup Properties, Inc.	900	48
Entertainment Properties Trust	2,200	121
Equity Inns, Inc.	2,700	45
Equity Lifestyle Properties, Inc.	3,000	148
Equity Office Properties Trust (a)	32,738	1,391
Equity One, Inc.	6,600	166
Equity Residential	24,700	1,349
Essex Property Trust, Inc.	2,600	347
Federal Realty Investment Trust	5,200	417
FelCor Lodging Trust, Inc. *	5,700	118
First Industrial Realty Trust (a)	2,600	120
Forest City Enterprises, Inc., Class A	10,400	571
Friedman, Billings, Ramsey Group, Inc., Class A	12,080	92
General Growth Properties, Inc.	20,460	1,062
Getty Realty Corp. (a)	2,000	64
Glenborough Realty Trust, Inc.	2,400	62
Glimcher Realty Trust (a)	3,800	98
Global Signal, Inc.	5,000	271
Health Care Property Investors, Inc.	10,648	334
Health Care REIT, Inc.	5,200	215
Healthcare Realty Trust, Inc.	4,900	198
Highwoods Properties, Inc.	5,600	214
Home Properties, Inc.	2,500	158
Hospitality Properties Trust	6,000	291
Host Hotels & Resorts, Inc.	39,254	905
HRPT Properties Trust	13,500	161
IMPAC Mortgage Holdings, Inc.	4,800	45
Inland Real Estate Corp.	5,500	103
Innkeepers USA Trust	1,500	26
iStar Financial, Inc.	9,390	435
Jones Lang LaSalle, Inc.	2,300	212
Kilroy Realty Corp.	1,800	136
Kimco Realty Corp.	19,196	853
LaSalle Hotel Properties	3,500	148
Lexington Corp. Properties Trust	3,000	64
Liberty Media Holding Corp. — Capital	8,300	400
LTC Properties, Inc.	2,800	76
Mack-Cali Realty Corp.	5,900	312
Maguire Properties, Inc.	3,000	128
MFA Mortgage Investments, Inc.	5,500	44
Mid-America Apartment Communities, Inc.	2,500	159
Move, Inc. *	5,020	24
National Health Investors, Inc.	3,100	100
National Health Realty, Inc.	2,300	47
Nationwide Health Properties, Inc.	5,100	147
New Century Financial Corp. (a)	3,600	142
New Plan Excel Realty Trust	8,500	245
Newcastle Investment Corp.	2,200	65
Novastar Financial, Inc. (a)	2,000	64
Omega Healthcare Investors, Inc.	2,784	47
Parkway Properties, Inc.	500	25
Pennsylvania Real Estate Investment Trust	2,500	108
Plum Creek Timber Co., Inc.	15,047	541
18     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

PMC Commercial Trust	1,500	21
Post Properties, Inc.	2,200	108
Potlatch Corp.	2,753	112
ProLogis	20,854	1,319
PS Business Parks, Inc.	3,000	198
Public Storage, Inc.	14,590	1,309
RAIT Investment Trust	3,300	99
Ramco-Gershenson Properties	1,400	46
Rayonier, Inc.	2,388	98
Realogy Corp. *	20,930	540
Realty Income Corp.	4,600	121
Reckson Associates Realty Corp.	5,300	234
Redwood Trust, Inc.	2,500	137
Regency Centers Corp.	5,700	411
Saul Centers, Inc.	2,100	102
Saxon Capital, Inc.	3,500	50
Senior Housing Properties Trust	4,950	114
Shelbourne Properties I (b)*	500	5
Shelbourne Properties III (b)*	500	3
Simon Property Group, Inc.	18,574	1,804
SL Green Realty Corp. (a)	4,200	508
Sovran Self Storage, Inc.	800	47
Sun Communities, Inc.	3,000	105
Tanger Factory Outlet Centers, Inc.	1,600	60
Taubman Centers, Inc.	4,100	192
Tejon Ranch Co. *	674	33
The Macerich Co.	5,200	418
The Mills Corp.	5,400	99
The St. Joe Co. (a)	5,300	285
Thornburg Mortgage, Inc. (a)	7,800	200
Trammell Crow Co. *	2,800	136
Trustreet Properties, Inc.	1,000	17
UMH Properties, Inc.	1,600	26
United Dominion Realty Trust, Inc.	9,400	304
Universal Health Realty Income	900	35
Urstadt Biddle Properties, Inc.	500	9
Urstadt Biddle Properties, Inc., Class A	1,000	19
Ventas, Inc.	5,800	226
Vornado Realty Trust	10,500	1,252
Washington Real Estate Investment Trust (a)	3,100	131
Weingarten Realty Investors	7,975	371
Wellsford Real Properties, Inc. *	1,400	9

		33,851

Retailing 4.0%

99 Cents Only Stores *	3,066	37
Aaron Rents, Inc.	3,750	93
Aaron Rents, Inc., Class A	2,175	49
Abercrombie & Fitch Co., Class A	5,800	445
Advance Auto Parts, Inc.	9,540	334
Advanced Marketing Services, Inc. *	2,400	7
Aeropostale, Inc. *	4,400	129
Amazon.com, Inc. (a)*	33,700	1,284
America’s Car-Mart, Inc. (a)*	3,750	56
American Eagle Outfitters, Inc.	12,100	554
AnnTaylor Stores Corp. *	9,825	432
Asbury Automotive Group, Inc.	4,100	98
Audiovox Corp., Class A *	1,600	21
AutoNation, Inc. (a)*	21,600	433
AutoZone, Inc. *	6,100	683
Barnes & Noble, Inc.	7,400	306
Bed, Bath & Beyond, Inc. *	23,700	955
Best Buy Co., Inc.	39,225	2,167
Big Lots, Inc. *	11,100	234
Blockbuster, Inc., Class A *	6,900	27
Borders Group, Inc.	5,700	117
Building Material Holding Corp. (a)	3,000	78
Cabela’s, Inc., Class A (a)*	3,500	83
CarMax, Inc. *	3,923	174
Charming Shoppes, Inc. *	10,200	151
Chico’s FAS, Inc. *	13,300	318
Christopher & Banks Corp.	2,900	78
Circuit City Stores, Inc.	16,500	445
Claire’s Stores, Inc.	16,000	454
Coldwater Creek, Inc. *	8,502	259
CSK Auto Corp. *	3,500	55
Deb Shops, Inc.	1,600	45
Dick’s Sporting Goods, Inc. *	3,000	149
Dillard’s, Inc., Class A	5,500	166
Dollar General Corp.	27,775	390
Dollar Tree Stores, Inc. *	8,650	269
Dress Barn, Inc. *	6,000	130
Duckwall-ALCO Stores, Inc. *	1,800	71
eBay, Inc. *	110,848	3,562
Expedia, Inc. *	31,345	509
Family Dollar Stores, Inc.	12,700	374
Federated Department Stores, Inc.	42,952	1,886
Finlay Enterprises, Inc. *	1,000	7
Foot Locker, Inc.	14,100	327
GameStop Corp., Class A (a)*	1,524	78
Genesco, Inc. *	4,300	162
Genuine Parts Co.	13,500	614
Group 1 Automotive, Inc.	1,400	80
Guess?, Inc. *	2,700	154
Guitar Center, Inc. *	1,700	74
Handleman Co.	6,600	53
Hibbett Sporting Goods, Inc. *	3,543	104
Hollywood Media Corp. *	1,100	5
Home Depot, Inc.	162,300	6,059
IAC/InterActiveCorp. *	31,345	971
J.C. Penney Co., Inc.	22,400	1,685
See financial notes.     19

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Keystone Automotive Industries, Inc. *	1,800	69
Kohl’s Corp. *	28,300	1,998
Liberty Media Holding Corp. - Interactive *	55,809	1,232
Limited Brands, Inc.	31,520	929
Lithia Motors, Inc., Class A	700	18
Lowe’s Cos., Inc.	122,500	3,692
Midas, Inc. *	1,300	27
Monro Muffler Brake, Inc.	1,050	40
NetFlix, Inc. (a)*	6,000	166
NexCen Brands, Inc. *	1,100	7
Nordstrom, Inc.	20,600	975
O’Reilly Automotive, Inc. *	4,400	142
Office Depot, Inc. *	26,000	1,092
OfficeMax, Inc.	6,400	304
Pacific Sunwear of California, Inc. *	7,475	132
Payless Shoesource, Inc. *	5,906	158
PETsMART, Inc.	11,100	319
Pomeroy IT Solutions, Inc. *	2,100	18
Priceline.com, Inc. (a)*	3,983	160
RadioShack Corp. (a)	10,700	191
Rent-A-Center, Inc. *	5,250	151
Rent-Way, Inc. (a)*	3,200	34
REX Stores Corp. *	1,875	31
Ross Stores, Inc.	13,400	394
Saks, Inc. *	10,800	209
Sears Holdings Corp. *	12,885	2,248
Select Comfort Corp. (a)*	4,500	96
Shoe Carnival, Inc. *	1,200	34
Sonic Automotive, Inc.	1,400	37
Source Interlink Cos., Inc. *	5,000	45
Stage Stores, Inc.	1,800	58
Staples, Inc.	61,800	1,594
Stein Mart, Inc.	3,800	62
Talbots, Inc.	5,700	160
Target Corp.	69,800	4,131
The Buckle, Inc.	3,500	139
The Cato Corp., Class A	4,300	98
The Children’s Place Retail Stores, Inc. *	1,800	126
The Finish Line, Class A	3,600	47
The Gap, Inc.	73,900	1,553
The Gymboree Corp. *	2,500	116
The Men’s Wearhouse, Inc.	3,600	143
The Sherwin-Williams Co.	13,000	770
The TJX Cos., Inc.	40,400	1,170
Tiffany & Co.	11,500	411
Tractor Supply Co. *	4,000	194
Trans World Entertainment Corp. *	1,500	10
Tuesday Morning Corp. (a)	2,500	41
Tween Brands, Inc. *	1,742	73
Tweeter Home Entertainment Group, Inc. *	1,100	4
United Auto Group, Inc.	2,000	46
Urban Outfitters, Inc. *	12,800	224
ValueVision Media, Inc., Class A *	1,400	18
Williams-Sonoma, Inc.	9,200	313
Winmark Corp. *	1,200	26
Zale Corp. *	5,020	145

		55,100

Semiconductors & Semiconductor Equipment 2.6%

Actel Corp. *	1,100	18
Advanced Energy Industries, Inc. *	3,900	61
Advanced Micro Devices, Inc. (a)*	34,200	727
Agere Systems, Inc. *	15,011	255
Alliance Semiconductor Corp. *	1,200	4
Altera Corp. *	30,400	561
AMIS Holdings, Inc. *	2,500	24
Amkor Technology, Inc. *	14,400	99
Anadigics, Inc. *	1,150	9
Analog Devices, Inc.	30,200	961
Applied Materials, Inc.	139,098	2,419
Applied Micro Circuits Corp. *	25,238	77
Asyst Technologies, Inc. *	1,700	13
Atmel Corp. *	37,900	218
ATMI, Inc. *	1,400	44
Axcelis Technologies, Inc. *	7,044	49
AXT, Inc. (a)*	800	4
Broadcom Corp., Class A *	40,700	1,232
Brooks Automation, Inc. *	5,585	79
Cabot Microelectronics Corp. *	660	19
CEVA, Inc. *	433	3
Cirrus Logic, Inc. *	3,800	27
Cohu, Inc.	1,100	22
Conexant Systems, Inc. *	37,546	72
Credence Systems Corp. *	1,700	5
Cree, Inc. (a)*	6,000	132
Cymer, Inc. *	4,200	195
Cypress Semiconductor Corp. (a)*	8,500	143
Diodes, Inc. *	4,275	188
DSP Group, Inc. *	3,300	72
Electroglas, Inc. *	900	3
EMCORE Corp. (a)*	1,500	9
Entegris, Inc. *	10,199	114
Exar Corp. *	3,300	43
Fairchild Semiconductor International, Inc. *	8,600	139
FEI Co. (a)*	1,500	34
FormFactor, Inc. *	2,500	95
Freescale Semiconductor, Inc., Class B *	31,360	1,233
FSI International, Inc. *	1,300	8
HI/FN, Inc. *	800	4
Ibis Technology Corp. *	800	2
Integrated Device Technology, Inc. *	11,220	178
20     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Integrated Silicon Solutions, Inc. *	3,400	18
Intel Corp.	483,832	10,325
International Rectifier Corp. *	6,600	237
Intersil Corp., Class A	12,364	290
IXYS Corp. *	900	9
KLA-Tencor Corp.	15,000	738
Kopin Corp. *	2,500	9
Kulicke & Soffa Industries, Inc. *	4,400	40
Lam Research Corp. *	11,600	574
Lattice Semiconductor Corp. *	4,600	29
Linear Technology Corp.	25,000	778
LSI Logic Corp. *	29,964	301
LTX Corp. *	1,900	9
Marvell Technology Group Ltd. *	32,400	592
Mattson Technology, Inc. *	4,100	40
Maxim Integrated Products, Inc.	25,453	764
MEMC Electronic Materials, Inc. *	16,300	579
Micrel, Inc. *	6,800	76
Microchip Technology, Inc.	16,475	543
Micron Technology, Inc. *	52,699	761
Microsemi Corp. *	7,652	150
MIPS Technologies, Inc. *	1,100	8
MKS Instruments, Inc. *	4,300	93
MoSys, Inc. *	1,200	9
Nanometrics, Inc. *	300	3
National Semiconductor Corp.	29,200	709
Novellus Systems, Inc. *	11,171	309
NVIDIA Corp. *	28,000	976
OmniVision Technologies, Inc. (a)*	4,800	79
ON Semiconductor Corp. *	21,000	131
Pericom Semiconductor Corp. *	600	6
Photronics, Inc. *	3,900	55
Pixelworks, Inc. *	4,100	9
PLX Technology, Inc. *	1,300	16
PMC — Sierra, Inc. (a)*	8,800	58
QuickLogic Corp. *	900	3
Rambus, Inc. *	8,200	136
RF Micro Devices, Inc. *	13,700	100
Rudolph Technologies, Inc. *	1,318	23
Semitool, Inc. *	4,300	52
Semtech Corp. *	6,000	78
Silicon Image, Inc. *	6,500	77
Silicon Laboratories, Inc. *	5,000	163
Silicon Storage Technology, Inc. *	7,000	29
Sipex Corp. *	1,600	6
SiRF Technology Holdings, Inc. (a)*	3,500	98
Skyworks Solutions, Inc. *	5,689	38
Standard Microsystems Corp. *	3,600	111
Supertex, Inc. *	1,400	62
Teradyne, Inc. *	15,559	218
Tessera Technologies, Inc. *	3,000	105
Texas Instruments, Inc.	143,397	4,328
Three-Five Systems, Inc. *	1,099	—
Transmeta Corp., Delaware *	4,500	5
Transwitch Corp. *	3,100	5
Trident Microsystems, Inc. *	5,000	106
TriQuint Semiconductor, Inc. *	5,310	24
Ultratech, Inc. *	1,300	19
Varian Semiconductor Equipment Associates, Inc. *	2,250	82
Veeco Instruments, Inc. *	3,500	65
Virage Logic Corp. *	1,400	13
Vitesse Semiconductor Corp. (a)*	6,986	8
Xilinx, Inc.	27,600	704
Zoran Corp. *	4,261	59

		35,634

Software & Services 6.2%

Accenture Ltd., Class A	72,000	2,370
Activision, Inc. *	19,866	306
Actuate Corp. *	2,300	12
Acxiom Corp.	13,300	329
Adobe Systems, Inc. *	46,210	1,768
Advent Software, Inc. *	4,100	152
Affiliated Computer Services, Inc., Class A *	9,900	529
Agile Software Corp. *	4,400	30
Akamai Technologies, Inc. *	12,138	569
Alliance Data Systems Corp. *	6,600	401
Altiris, Inc. *	2,500	56
Ansoft Corp. *	4,600	123
Answerthink, Inc. *	1,700	5
Ansys, Inc. *	3,400	156
aQuantive, Inc. *	6,000	163
Ariba, Inc. *	5,270	40
ARTISTdirect, Inc. *	1,000	3
Aspen Technology, Inc. *	6,000	60
Autodesk, Inc. *	16,800	617
Automatic Data Processing, Inc.	48,100	2,378
BEA Systems, Inc. *	30,400	495
BearingPoint, Inc. *	7,100	59
Blackbaud, Inc.	3,000	75
BMC Software, Inc. *	19,000	576
Borland Software Corp. *	3,000	17
Bottomline Technologies, Inc. *	2,000	19
BroadVision, Inc. *	1,090	1
CA, Inc.	47,508	1,176
CACI International, Inc., Class A *	2,100	121
Cadence Design Systems, Inc. *	22,600	404
Captaris, Inc. *	2,200	13
Carreker Corp. *	3,700	27
Catapult Communications Corp. *	1,600	14
Ceridian Corp. *	19,500	460
CheckFree Corp. *	7,900	312
Chordiant Software, Inc. *	1,100	3
CIBER, Inc. *	1,900	13
See financial notes.     21

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Citrix Systems, Inc. *	20,000	591
Clarent Corp. *	1,545	—
CNET Networks, Inc. *	9,983	89
Cognizant Technology Solutions Corp., Class A *	10,600	798
Computer Sciences Corp. *	16,238	858
Compuware Corp. *	19,900	160
Convergys Corp. *	10,500	223
Corillian Corp. *	2,000	6
Covansys Corp. *	5,000	117
CSG Systems International, Inc. *	5,400	146
Digimarc Corp. *	3,500	31
Digital Insight Corp. *	2,300	71
Digital River, Inc. *	2,100	122
Digitas, Inc. *	6,800	72
Divine, Inc. *	161	—
DST Systems, Inc. *	8,100	501
Dynamics Research Corp. *	1,200	12
EarthLink, Inc. *	11,850	83
Edgewater Technology, Inc. *	767	5
eFunds Corp. *	5,002	124
Electronic Arts, Inc. *	25,200	1,333
Electronic Data Systems Corp.	42,100	1,066
eLoyalty Corp. *	190	4
Embarcadero Technologies, Inc. *	2,900	24
Entrust, Inc. *	2,800	11
Epicor Software Corp. *	4,000	56
EPIQ Systems, Inc. *	550	8
Equinix, Inc. (a)*	2,565	175
eSPEED, Inc., Class A *	3,300	33
Euronet Worldwide, Inc. (a)*	2,500	74
FactSet Research Systems, Inc.	3,750	191
Fair Isaac Corp.	7,744	284
FalconStor Software, Inc. *	1,200	9
Fidelity National Information Services, Inc.	9,050	376
First Data Corp.	62,932	1,526
Firstwave Technologies, Inc. *	1,000	2
Fiserv, Inc. *	15,300	756
Forrester Research, Inc. *	4,100	129
Gartner, Inc. *	10,300	192
Global Payments, Inc.	6,240	273
Google, Inc., Class A *	22,900	10,909
GSE Systems, Inc. *	424	1
Hewitt Associates, Inc., Class A *	9,425	236
Hyperion Solutions Corp. *	4,275	160
iBEAM Broadcasting Corp. *	290	—
iGate Corp. *	3,800	21
Informatica Corp. *	6,700	83
Inforte Corp. *	3,700	15
Infospace, Inc. *	3,872	78
infoUSA, Inc. *	4,800	53
Interactive Intelligence, Inc. *	1,000	18
Intergraph Corp. *	9,700	424
Internet Capital Group, Inc. *	350	4
Intervoice, Inc. *	1,678	10
Interwoven, Inc. *	5,925	75
Intuit, Inc. *	33,430	1,180
Iron Mountain, Inc. (a)*	9,787	424
j2 Global Communications, Inc. (a)*	4,000	110
Jack Henry & Associates, Inc.	6,300	137
JDA Software Group, Inc. *	4,500	66
Kana Software, Inc. *	528	2
Kanbay International, Inc. *	3,000	85
Keane, Inc. *	3,960	46
Kronos, Inc. *	1,875	64
Lawson Software, Inc. *	8,000	61
Lightbridge, Inc. *	4,700	54
LookSmart, Ltd. *	480	2
Macrovision Corp. *	3,100	83
Magma Design Automation, Inc. *	1,700	16
Manhattan Associates, Inc. *	1,300	38
ManTech International Corp., Class A *	2,500	85
MapInfo Corp. *	3,125	42
Mastercard, Inc.	10,000	741
MAXIMUS, Inc.	1,700	47
McAfee, Inc. *	14,445	418
Mentor Graphics Corp. *	5,700	96
MetaSolv, Inc. *	2,800	11
Micros Systems, Inc. *	11,000	546
Microsoft Corp. (c)	800,850	22,992
MicroStrategy, Inc., Class A *	856	102
Midway Games, Inc. (a)*	5,600	48
Moldflow Corp. *	300	4
MoneyGram International, Inc.	7,500	257
MPS Group, Inc. *	8,100	124
MSC.Software Corp. *	1,800	24
Napster, Inc. *	724	3
NAVTEQ Corp. *	6,100	203
NetRatings, Inc. *	3,000	52
NetScout Systems, Inc. *	1,800	15
Novell, Inc. *	25,600	154
Nuance Communications, Inc. *	1,974	23
NYFIX, Inc. *	750	4
Openwave Systems, Inc. *	7,771	67
Opnet Technologies, Inc. *	3,600	53
Opsware, Inc. *	800	7
Oracle Corp. *	434,449	8,024
Parametric Technology Corp. *	8,680	170
Paychex, Inc.	32,400	1,279
Perot Systems Corp., Class A *	9,100	134
Phoenix Technologies Ltd. *	1,300	6
PLATO Learning, Inc. *	1,433	8
Progress Software Corp. *	4,200	121
Quality Systems, Inc. *	2,000	85
Quest Software, Inc. *	7,700	113
Quovadx, Inc. *	2,600	7
Radiant Systems, Inc. *	3,800	42
22     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

RealNetworks, Inc. *	13,300	146
Red Hat, Inc. *	14,600	239
Renaissance Learning, Inc. (a)	2,100	31
S1 Corp. *	12,930	64
Saba Software, Inc. *	1,349	8
Sabre Holdings Corp., Class A (a)	12,401	315
Sagent Technology, Inc. *	1,500	—
Salesforce.com, Inc. (a)*	8,500	332
Sapient Corp. (a)*	9,100	50
SAVVIS, Inc. *	4,000	124
Secure Computing Corp. *	3,200	23
Selectica, Inc. *	1,900	4
Sonic Foundry, Inc. *	600	2
SonicWALL, Inc. *	7,400	78
SPSS, Inc. *	3,200	89
SRA International, Inc., Class A *	5,000	160
Startek, Inc.	3,900	53
Stellent, Inc.	3,600	40
SumTotal Systems, Inc. *	463	3
SupportSoft, Inc. *	4,800	25
Sybase, Inc. *	19,036	464
Symantec Corp. *	93,673	1,858
Synopsys, Inc. *	13,684	308
Synplicity, Inc. *	1,200	8
Syntel, Inc.	2,500	63
Take-Two Interactive Software, Inc. *	6,000	84
Talx Corp.	3,825	93
TeleCommunication Systems, Inc., Class A *	1,300	4
The BISYS Group, Inc. *	9,000	99
THQ, Inc. *	2,925	88
TIBCO Software, Inc. *	16,000	148
Tier Technologies, Inc., Class B *	500	3
Total System Services, Inc.	16,300	393
Transaction Systems Architects, Inc., Class A *	5,200	175
Troy Group, Inc. *	2,000	8
Tumbleweed Communications Corp. *	2,000	5
Ulticom, Inc. *	4,800	48
Unisys Corp. *	27,600	181
United Online, Inc.	6,150	83
USinternetworking, Inc. *	1,100	—
VA Software Corp. *	4,527	18
ValueClick, Inc. *	8,500	160
VeriFone Holdings, Inc. *	1,500	44
Verint Systems, Inc. *	2,500	82
VeriSign, Inc. *	20,875	432
Vignette Corp. *	3,394	55
Vitria Technology, Inc. *	925	2
Web.com, Inc. *	510	2
WebEx Communications, Inc. *	4,500	173
webMethods, Inc. *	4,421	33
Websense, Inc. *	5,000	137
Wind River Systems, Inc. *	6,760	74
Witness Systems, Inc. *	2,100	37
Yahoo! Inc. *	111,144	2,928

		85,021

Technology Hardware & Equipment 6.1%

3Com Corp. *	17,900	87
Adaptec, Inc. *	5,700	26
ADC Telecommunications, Inc. *	4,031	58
ADTRAN, Inc.	7,000	162
Aeroflex, Inc. *	5,400	58
Agilent Technologies, Inc. *	39,317	1,400
Agilysys, Inc.	1,600	24
American Technical Ceramics Corp. *	500	7
Amphenol Corp., Class A	8,800	598
Anaren, Inc. *	3,300	66
Andrew Corp. *	13,425	124
Anixter International, Inc. *	3,300	197
Apple Computer, Inc. *	65,000	5,270
Arris Group, Inc. *	2,600	35
Arrow Electronics, Inc. *	12,000	358
Avanex Corp. *	2,100	3
Avaya, Inc. *	37,885	485
Avici Systems, Inc. *	375	3
Avid Technology, Inc. *	3,756	136
Avnet, Inc. *	11,288	267
Avocent Corp. *	3,963	145
AVX Corp.	14,000	221
Aware, Inc. *	1,100	5
Bel Fuse, Inc.	1,200	37
Bell Microproducts, Inc. *	1,000	7
Benchmark Electronics, Inc. *	4,575	121
Black Box Corp.	1,700	76
Blue Coat Systems, Inc. *	340	8
Brightpoint, Inc. *	4,454	54
Brocade Communications Systems, Inc. *	21,000	170
C-COR, Inc. *	3,100	31
CalAmp Corp. *	1,000	7
CDW Corp.	6,800	447
Checkpoint Systems, Inc. *	4,600	84
Ciena Corp. *	2,470	58
Cisco Systems, Inc. *	511,909	12,352
Cogent, Inc. *	5,000	57
Cognex Corp.	2,900	67
Cognitronics Corp. *	2,600	5
Coherent, Inc. *	1,300	42
Com21, Inc. *	1,400	—
Comarco, Inc. *	500	5
CommScope, Inc. *	4,900	156
Comtech Telecommunications Corp. *	2,175	78
Comverse Technology, Inc. *	13,400	292
See financial notes.     23

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Corning, Inc. *	121,807	2,489
CoSine Communications, Inc. *	730	2
CTS Corp.	5,800	82
Daktronics, Inc.	5,200	123
DDi Corp. *	1	—
Dell, Inc. *	178,900	4,353
Diebold, Inc.	5,300	232
Ditech Networks, Inc. *	4,100	32
Echelon Corp. (a)*	3,700	31
Electro Scientific Industries, Inc. *	1,300	26
Electronics for Imaging, Inc. *	3,400	80
EMC Corp. *	199,686	2,446
EMS Technologies, Inc. *	1,000	18
Emulex Corp. *	5,900	111
Excel Technology, Inc. *	600	15
Extreme Networks, Inc. *	4,500	17
F5 Networks, Inc. *	3,300	218
Finisar Corp. (a)*	7,900	27
FLIR Systems, Inc. *	4,800	153
Foundry Networks, Inc. *	9,300	118
Frequency Electronics, Inc.	500	7
Gateway, Inc. *	11,800	20
Gerber Scientific, Inc. *	1,900	28
Glenayre Technologies, Inc. *	2,300	6
Global Imaging Systems, Inc. *	4,200	91
Harmonic, Inc. *	6,342	51
Harris Corp.	14,000	596
Hewlett-Packard Co.	239,636	9,283
Hutchinson Technology, Inc. *	2,500	58
I.D. Systems, Inc. *	3,000	63
Imation Corp.	2,000	92
Immersion Corp. *	800	5
InFocus Corp. *	1,600	5
Ingram Micro, Inc., Class A *	13,400	276
Insight Enterprises, Inc. *	4,650	100
Intelli-Check, Inc. *	500	3
Inter-Tel, Inc.	6,000	124
InterDigital Communications Corp. *	4,500	161
Intermec, Inc. *	5,600	127
International Business Machines Corp.	131,510	12,142
Iomega Corp. *	12,400	51
Itron, Inc. *	2,500	136
Ixia *	5,200	48
Jabil Circuit, Inc.	15,400	442
JDS Uniphase Corp. *	14,053	204
Juniper Networks, Inc. *	40,565	699
Keithley Instruments, Inc.	3,200	44
Kemet Corp. *	6,700	49
L-1 Identity Solutions, Inc. *	756	11
LaserCard Corp. *	1,000	11
LeCroy Corp. *	900	11
Lexmark International, Inc., Class A *	10,900	693
Lightpath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	68
Lucent Technologies, Inc. *	301,923	734
MasTec, Inc. *	5,350	59
Maxwell Technologies, Inc. *	1,000	18
McData Corp., Class A *	4,047	23
Measurement Specialties, Inc. *	700	15
Mechanical Technology, Inc. *	1,800	3
Mercury Computer Systems, Inc. *	3,600	44
Merix Corp. *	3,700	33
Methode Electronics, Inc.	3,600	40
MOCON, Inc.	600	6
Molex, Inc.	16,125	563
Motorola, Inc.	195,955	4,519
MRV Communications, Inc. (a)*	4,307	15
MTS Systems Corp.	4,500	150
Multi-Fineline Electronix, Inc. (a)*	2,500	60
National Instruments Corp.	5,675	177
NCR Corp. *	23,800	988
Network Appliance, Inc. *	27,500	1,004
Network Equipment Technologies, Inc. *	5,000	28
Newport Corp. *	4,200	91
NMS Communications Corp. *	1,500	3
Oplink Communications, Inc. *	657	13
OSI Systems, Inc. *	3,700	77
OYO Geospace Corp. *	300	17
Packeteer, Inc. *	3,600	40
Palm, Inc. (a)*	3,138	48
Park Electrochemical Corp.	3,600	111
Parkervision, Inc. *	400	4
Paxar Corp. *	2,300	46
PC Connection, Inc. *	3,000	33
PC-Tel, Inc. *	1,400	15
Pemstar, Inc. (a)*	1,600	7
Performance Technologies, Inc. *	1,600	9
Photon Dynamics, Inc. *	3,400	40
Planar Systems, Inc. *	3,700	45
Plantronics, Inc. (a)	4,000	84
Plexus Corp. *	3,700	81
Polycom, Inc. *	9,200	252
Powerwave Technologies, Inc. (a)*	3,583	23
Presstek, Inc. *	1,100	7
Printronix, Inc.	2,400	29
QLogic Corp. *	17,044	351
QUALCOMM, Inc.	135,100	4,916
Quantum Corp. *	5,500	12
Radisys Corp. *	3,700	68
Redback Networks, Inc. *	8,076	128
Research Frontiers, Inc. *	800	5
Richardson Electronics, Ltd.	1,300	12
Rofin-Sinar Technologies, Inc. *	1,900	117
Rogers Corp. *	2,500	175
SafeNet, Inc. *	2,770	59
SanDisk Corp. *	11,000	529
Sanmina — SCI Corp. *	41,316	163
ScanSource, Inc. *	1,200	38
SCM Microsystems, Inc. *	1,200	4
24     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Seachange International, Inc. *	3,350	28
Seagate Technology	37,066	837
Sirenza Microdevices, Inc. *	1,300	10
Solectron Corp. *	81,520	272
Sonus Networks, Inc. (a)*	19,400	101
Spectralink Corp.	1,000	9
Stratasys, Inc. (a)*	1,350	38
Stratex Networks, Inc. *	2,800	13
Sun Microsystems, Inc. *	248,230	1,348
SunPower Corp., Class A (a)*	1,300	44
Sycamore Networks, Inc. *	18,200	68
Symbol Technologies, Inc.	19,690	294
Symmetricom, Inc. *	8,450	72
Synaptics, Inc. *	3,500	99
Tech Data Corp. *	5,300	209
Technitrol, Inc.	4,000	101
Tekelec *	8,700	128
Tektronix, Inc.	9,202	279
Tellabs, Inc. *	34,564	364
TESSCO Technologies, Inc. *	900	29
Tollgrade Communications, Inc. *	3,600	30
Trimble Navigation Ltd. *	5,700	263
TTM Technologies, Inc. *	4,400	53
UTStarcom, Inc. (a)*	9,500	102
Vertel Corp. *	900	—
ViaSat, Inc. *	3,500	95
Vishay Intertechnology, Inc. *	36,688	495
Westell Technologies, Inc., Class A *	2,560	6
Western Digital Corp. *	15,700	287
WJ Communications, Inc. *	2,300	5
Xerox Corp. *	69,700	1,185
Xybernaut Corp. *	1,400	—
Zebra Technologies Corp., Class A *	6,375	238
Zygo Corp. *	500	9

		83,409

Telecommunication Services 3.0%

@Road, Inc. *	4,400	28
ALLTEL Corp.	30,587	1,631
American Tower Corp., Class A *	33,800	1,218
AT&T Corp.	318,806	10,919
AT&T Latin America Corp., Class A *	2,100	—
Atlantic Tele-Network, Inc.	3,250	63
BellSouth Corp.	151,887	6,850
Centennial Communications Corp. *	8,000	41
CenturyTel, Inc.	10,500	423
Cincinnati Bell, Inc. *	18,568	87
Citizens Communications Co.	24,900	365
ClearOne Communications, Inc. *	107	—
Commonwealth Telephone Enterprises, Inc.	9,400	394
Covad Communications Group, Inc. *	7,000	9
Crown Castle International Corp. *	20,900	703
CT Communications, Inc.	4,500	105
D&E Communications, Inc.	3,500	49
Dobson Communications Corp., Class A *	13,300	103
Embarq Corp.	11,576	560
HickoryTech Corp.	4,600	33
IDT Corp., Class B *	7,600	99
Leap Wireless International, Inc. *	1,800	100
Level 3 Communications, Inc. (a)*	93,000	492
Lynch Interactive Corp. *	9	26
Moscow CableCom Corp. *	1,400	14
NII Holdings, Inc. *	1,900	124
North Pittsburgh Systems, Inc.	3,500	92
Qwest Communications International, Inc. *	151,337	1,306
Rural Cellular Corp. *	1,200	13
SBA Communications Corp. *	9,300	248
Sprint Nextel Corp.	234,030	4,374
TALK America Holdings, Inc. (a)*	5,000	40
Telephone & Data Systems, Inc.	5,100	249
Time Warner Telecom, Inc., Class A *	9,000	179
U.S. Cellular Corp. *	6,100	387
U.S. Wireless Corp. *	400	—
Verizon Communications, Inc.	247,572	9,160
Warwick Valley Telephone Co.	1,100	22
Windstream Corp.	31,624	434
Wireless Facilities, Inc. *	1,800	4

		40,944

Transportation 1.8%

AirTran Holdings, Inc. *	5,800	58
Alaska Air Group, Inc. *	1,900	76
Alexander & Baldwin, Inc.	3,400	157
Amerco, Inc. *	900	83
AMR Corp. (a)*	17,000	482
Arkansas Best Corp.	1,100	45
Avis Budget Group, Inc.	8,372	166
Burlington Northern Santa Fe Corp.	30,300	2,349
C.H. Robinson Worldwide, Inc.	15,000	626
Con-way, Inc.	4,500	212
Continental Airlines, Inc., Class B (a)*	7,500	277
CSX Corp.	34,200	1,220
Dollar Thrifty Automotive Group, Inc. *	3,500	141
EGL, Inc. *	3,500	119
Expeditors International of Washington, Inc.	16,200	768
ExpressJet Holdings, Inc. *	3,000	24
FedEx Corp.	24,063	2,756
Florida East Coast Industries, Class A	3,600	215
Forward Air Corp.	2,600	84
Heartland Express, Inc.	8,941	146
Hub Group, Inc., Class A *	1,400	38
See financial notes.     25

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Interpool, Inc.	1,200	29
J.B. Hunt Transport Services, Inc.	13,000	281
JetBlue Airways Corp. (a)*	11,962	150
Kansas City Southern *	5,050	143
Kirby Corp. *	5,600	196
Knight Transportation, Inc.	4,050	74
Laidlaw International, Inc.	8,200	238
Landstar Systems, Inc.	15,200	706
MAIR Holdings, Inc. *	1,100	6
Mesa Air Group, Inc. *	3,800	34
Norfolk Southern Corp.	32,000	1,682
Northwest Airlines Corp. *	6,500	5
Old Dominion Freight Line *	4,050	112
Pacer International, Inc.	2,800	86
Park-Ohio Holdings Corp. *	2,600	36
Ryder System, Inc.	6,400	337
Saia, Inc. *	1,100	29
SkyWest, Inc.	4,000	107
Southwest Airlines Co.	64,125	964
Swift Transportation Co., Inc. *	5,970	150
UAL Corp. *	5,600	201
Union Pacific Corp.	22,000	1,994
United Parcel Service, Inc., Class B	91,480	6,893
US Airways Group, Inc. *	5,900	294
UTI Worldwide, Inc.	4,300	111
Werner Enterprises, Inc.	5,832	107
YRC Worldwide, Inc. *	5,004	194

		25,201

Utilities 3.4%

AGL Resources, Inc.	4,300	161
Allegheny Energy, Inc. *	11,900	512
Allete, Inc.	2,733	123
Alliant Energy Corp.	9,300	357
Ameren Corp. (a)	15,100	817
American Electric Power Co., Inc.	33,820	1,401
Aqua America, Inc. (a)	4,894	119
Aquila, Inc. *	29,400	135
Atmos Energy Corp.	6,700	206
Avista Corp.	3,800	98
Black Hills Corp.	1,400	48
CenterPoint Energy, Inc. (a)	26,100	404
Central Vermont Public Service Corp.	2,700	61
CH Energy Group, Inc.	1,900	99
Cleco Corp.	3,400	87
CMS Energy Corp. *	17,400	259
Consolidated Edison, Inc.	17,000	822
Constellation Energy Group, Inc.	15,500	967
Dominion Resources, Inc.	26,610	2,155
DPL, Inc.	11,452	329
DTE Energy Co. (a)	13,801	627
Duke Energy Corp.	100,356	3,175
Duquesne Light Holdings, Inc.	6,100	121
Dynegy, Inc., Class A *	38,700	235
Edison International	37,710	1,676
El Paso Electric Co. *	2,800	65
Energen Corp.	5,200	223
Energy East Corp.	12,214	297
Entergy Corp.	15,700	1,347
Equitable Resources, Inc.	8,800	357
Exelon Corp.	54,474	3,376
FirstEnergy Corp.	28,217	1,661
Florida Public Utilites Co.	1,599	22
FPL Group, Inc. (a)	29,400	1,499
Great Plains Energy, Inc.	6,500	211
Green Mountain Power Corp.	3,800	128
Hawaiian Electric Industries, Inc.	7,700	216
Idacorp, Inc.	4,200	166
KeySpan Corp.	13,400	544
MDU Resources Group, Inc.	16,425	422
Mirant Corp. *	17,700	523
National Fuel Gas Co.	5,800	217
New Jersey Resources Corp.	1,650	85
Nicor, Inc.	3,000	138
NiSource, Inc.	22,864	532
Northeast Utilities	10,124	253
Northwest Natural Gas Co.	2,700	112
NRG Energy, Inc. (a)*	7,000	337
NSTAR	7,734	269
OGE Energy Corp.	6,500	251
Oneok, Inc.	9,900	412
Ormat Technologies, Inc.	2,800	107
Otter Tail Corp.	1,100	33
Peoples Energy Corp.	3,200	140
Pepco Holdings, Inc.	14,000	356
PG&E Corp.	29,900	1,290
Piedmont Natural Gas Co., Inc. (a)	3,200	86
Pinnacle West Capital Corp.	6,800	325
PNM Resources, Inc.	5,500	155
PPL Corp.	30,000	1,036
Progress Energy, Inc. (a)	21,159	973
Public Service Enterprise Group, Inc.	19,000	1,160
Puget Energy, Inc.	7,500	179
Questar Corp.	8,100	660
Reliant Energy, Inc. (a)*	25,125	319
SCANA Corp.	7,905	316
Sempra Energy	19,175	1,017
Sierra Pacific Resources *	4,476	68
Southern Union Co.	6,074	168
Southwest Gas Corp.	3,600	129
TECO Energy, Inc.	15,700	259
The AES Corp. *	52,596	1,157
The Laclede Group, Inc.	3,300	118
The Southern Co.	58,600	2,133
TXU Corp.	52,800	3,333
UGI Corp.	8,200	217
UIL Holdings Corp.	3,166	126
Unisource Energy Corp.	3,800	135
26     See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Unitil Corp.	600	15
Vectren Corp.	5,766	167
Westar Energy, Inc.	8,200	208
WGL Holdings, Inc.	3,000	97
Wisconsin Energy Corp.	11,400	524
WPS Resources Corp.	2,400	128
Xcel Energy, Inc.	34,195	755

		46,546

Foreign Common Stock 0.1% of net assets

Cayman Islands 0.1%

Energy 0.1%
GlobalSantaFe Corp.	19,155	994

Preferred Stock 0.0% of net assets

Real Estate 0.0%

Simon Property Group, Inc.	1,200	94

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill 4.90%, 12/14/06	310	308

	Number of	Value
Security	Shares	($ x 1,000)

Rights 0.0% of net assets

OSI Pharmaceuticals, Inc. *	1,640	--

End of Investments.

Collateral Invested for Securities on Loan 3.9% of net assets

State Street Navigator Security Lending Prime Portfolio	52,763,359	52,763

End of collateral invested for securities on loan.
At October 31, 2006 the tax basis cost of the fund’s investments was $1,038,818 and the unrealized appreciation and depreciation were $420,363 and ($94,146), respectively, with a net unrealized appreciation of $326,217.
In addition to the above, the fund held the following at October 31, 2006. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

Russell 2000 Index, e-mini, Long expires 12/31/06	10	771	56
S&P 500 Index, e-mini, Long, expires 12/15/06	10	692	36

			92

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Fair-valued by Management.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	Issuer is affiliated with the fund’s adviser.

(e)	Bankrupt security/delisted.
See financial notes.     27

Schwab International Index Fund
Portfolio Holdings as of October 31, 2006
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Foreign Common Stock	967,386	1,649,642
0.3%	Short-Term Investment	4,182	4,182

99.7%	Total Investments	971,568	1,653,824
5.8%	Collateral Invested for Securities on Loan	96,480	96,480
(5.5)%	Other Assets and Liabilities, Net		(91,025)

100.0%	Total Net Assets		1,659,279

	Number of	Value
Security	Shares	($ x 1,000)

Foreign Common Stock 99.4% of net assets

Australia 4.3%

Banks 1.7%

Australia and New Zealand Banking Group Ltd.	275,227	6,164
Commonwealth Bank of Australia	208,546	7,695
National Australia Bank Ltd.	251,679	7,420
St. George Bank Ltd. (a)	79,285	1,986
Westpac Banking Corp.	298,794	5,539

		28,804

Capital Goods 0.1%

Wesfarmers Ltd.	59,508	1,590

Diversified Financials 0.2%

Macquarie Bank Ltd.	36,389	2,098
Suncorp.-Metway Ltd. (a)	94,261	1,517

		3,615

Energy 0.1%

Woodside Petroleum Ltd.	70,492	2,071

Food & Staples Retailing 0.3%

Coles Myer Ltd.	185,781	1,953
Woolworths Ltd.	186,347	2,984

		4,937

Food, Beverage & Tobacco 0.1%

Foster’s Group Ltd.	310,703	1,552

Insurance 0.3%

AMP Ltd.	283,951	2,085
QBE Insurance Group Ltd.	128,017	2,446

		4,531

Materials 1.1%

BHP Billiton Ltd.	582,860	12,406
Rinker Group Ltd.	152,818	2,187
Rio Tinto Ltd. (a)	44,243	2,690

		17,283

Real Estate 0.2%

Westfield Group	250,650	3,615

Telecommunication Services 0.2%

Telstra Corp., Ltd. (a)	956,807	2,938

		70,936

Austria 0.2%

Banks 0.1%

Erste Bank der Oesterreichischen Sparkassen AG	33,336	2,268

Energy 0.1%

OMV AG	24,905	1,353

		3,621

Belgium 1.3%

Banks 0.4%

Dexia	116,326	3,138
KBC GROEP NV	32,914	3,594

		6,732

Diversified Financials 0.5%

Fortis	205,652	8,624

Food, Beverage & Tobacco 0.1%

InBev NV *	33,347	1,877

Materials 0.1%

Solvay SA	11,315	1,466

Utilities 0.2%

Electrabel SA	3,678	2,217

		20,916
See financial notes.     1

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Canada 6.7%

Automobiles & Components 0.1%

Magna International, Inc., Class A (a)	16,790	1,257

Banks 2.0%

Bank of Montreal (a)	82,275	5,088
Bank of Nova Scotia (a)	151,680	6,659
Canadian Imperial Bank of Commerce (a)	56,793	4,430
National Bank of Canada (a)	26,520	1,447
Royal Bank of Canada (a)	201,446	8,934
Toronto-Dominion Bank (a)	113,303	6,568

		33,126

Energy 1.9%

Canadian Natural Resources Ltd.	88,025	4,582
Enbridge, Inc. (a)	59,980	2,017
EnCana Corp.	132,106	6,274
Imperial Oil Ltd. (a)	52,047	1,774
Nexen, Inc.	42,457	2,265
Petro-Canada	79,554	3,392
Suncor Energy, Inc	72,088	5,537
Talisman Energy, Inc.	162,888	2,676
TransCanada Corp. (a)	75,940	2,457

		30,974

Food & Staples Retailing 0.1%

Shoppers Drug Mart Corp.	34,748	1,415

Insurance 0.8%

Manulife Financial Corp. (a)	245,296	7,973
Power Corp. of Canada (a)	48,677	1,475
Sun Life Financial, Inc. (a)	97,223	4,088

		13,536

Materials 0.7%

Alcan, Inc.	56,826	2,665
Barrick Gold Corp.	137,399	4,252
Novelis, Inc.	1	—
Potash Corp of Saskatchewan	16,545	2,073
Teck Cominco Ltd., Class B	33,931	2,500

		11,490

Media 0.1%

The Thomson Corp. (a)	32,575	1,348

Real Estate 0.1%

Brookfield Asset Management, Inc., Class A (a)	50,757	2,312

Technology Hardware & Equipment 0.3%

Nortel Networks Corp. *	703,685	1,573
Research In Motion Ltd. *	31,116	3,655

		5,228

Telecommunication Services 0.4%

BCE, Inc. (a)	135,368	3,821
Rogers Communications, Inc.	37,589	2,249

		6,070

Transportation 0.2%

Canadian National Railway Co.	86,466	4,119

		110,875

Denmark 0.5%

Banks 0.2%

Danske Bank A/S	71,510	2,995

Pharmaceuticals & Biotechnology 0.2%

Novo-Nordisk A/S, Class B	33,620	2,532

Transportation 0.1%

AP Moller - Maersk A/S	128	1,156
AP Moller - Maersk A/S	149	1,321

		2,477

		8,004

Finland 1.1%

Materials 0.2%

Stora Enso Oyj	103,510	1,673
UPM-Kymmene Oyj	83,482	2,119

		3,792

Technology Hardware & Equipment 0.8%

Nokia Oyj	653,383	12,987

Utilities 0.1%

Fortum Oyj	68,798	1,900

		18,679

France 10.3%

Automobiles & Components 0.4%

Compagnie Generale des Etablissements Michelin, Class B	20,614	1,680
PSA Peugeot Citroen	28,624	1,642
Renault S.A.	30,704	3,588

		6,910

Banks 1.7%

BNP Paribas	131,357	14,426
Credit Agricole S.A.	113,868	4,838
Societe Generale	58,802	9,762

		29,026
2     See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Capital Goods 0.7%

Compagnie de Saint-Gobain	53,044	3,909
Schneider Electric SA	34,576	3,591
Vinci S. A.	37,948	4,275

		11,775

Consumer Durables & Apparel 0.3%

LVMH Moet Hennessy Louis Vuitton S.A.	40,824	4,252

Consumer Services 0.2%

Accor SA	37,106	2,574

Energy 1.6%

Total SA	393,890	26,645

Food & Staples Retailing 0.3%

Carrefour S.A. *	96,720	5,891

Food, Beverage & Tobacco 0.5%

Groupe Danone	41,720	6,108
Pernod Ricard SA	13,699	2,742

		8,850

Health Care Equipment & Services 0.1%

Essilor International S.A.	16,331	1,712

Household & Personal Products 0.2%

L’Oreal S.A.	40,437	3,930

Insurance 0.8%

Assurances Generales de France (AGF)	12,978	1,823
Axa	292,677	11,134

		12,957

Materials 0.5%

Air Liquide S.A.	18,948	4,027
Lafarge S.A.	27,323	3,663

		7,690

Media 0.5%

Lagardere S.C.A.	22,134	1,592
Vivendi Universal S.A.	181,776	6,887

		8,479

Pharmaceuticals & Biotechnology 0.8%

Sanofi-Aventis	154,055	13,118

Retailing 0.1%

Pinault-Printemps-Redoute S.A.	12,173	1,815

Technology Hardware & Equipment 0.2%

Alcatel SA, Class A	206,671	2,623

Telecommunication Services 0.6%

Bouygues SA	39,073	2,278
France Telecom SA	270,491	7,044

		9,322

Utilities 0.8%

Suez SA	202,911	9,089
Veolia Environnement	65,105	3,984

		13,073

		170,642

Germany 7.6%

Automobiles & Components 1.0%

Bayerische Motoren Werke (BMW) AG	47,949	2,758
Continental AG	22,867	2,562
DaimlerChrysler AG	162,404	9,285
Volkswagen AG	30,793	3,042

		17,647

Banks 0.5%

Bayerische Hypo-und Vereinsbank AG (a)	101,300	4,594
Commerzbank AG	105,004	3,734

		8,328

Capital Goods 0.8%

Siemens AG *	142,378	12,844

Consumer Durables & Apparel 0.1%

Adidas-Salomon AG	25,972	1,303

Diversified Financials 0.8%

Deutsche Bank AG	82,735	10,464
Deutsche Boerse AG	16,600	2,682

		13,146

Insurance 1.1%

Allianz AG	63,388	11,779
Muenchener Rueckversicherungs AG	36,694	5,967

		17,746

Materials 0.9%

BASF AG	83,012	7,330
Bayer AG (a)	122,106	6,142
See financial notes.     3

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

ThyssenKrupp AG	60,228	2,242

		15,714

Software & Services 0.4%

SAP AG	34,535	6,875

Telecommunication Services 0.5%

Deutsche Telekom AG	485,962	8,425

Transportation 0.2%

Deutsche Post AG	113,727	3,152

Utilities 1.3%

E.ON AG	112,817	13,585
RWE AG	74,676	7,396

		20,981

		126,161

Greece 0.3%

Banks 0.3%

Alpha Bank A.E.	65,044	1,890
National Bank of Greece S.A.	58,220	2,639

		4,529

Hong Kong 0.8%

Banks 0.1%

Hang Seng Bank Ltd.	121,836	1,551

Capital Goods 0.2%

Hutchison Whampoa Ltd.	336,370	2,982

Real Estate 0.4%

Cheung Kong (Holdings) Ltd.	204,240	2,219
Sun Hung Kai Properties Ltd.	210,604	2,300
Swire Pacific Ltd.	167,890	1,772

		6,291

Utilities 0.1%

CLP Holdings Ltd.	247,080	1,569
Hong Kong & China Gas Co.	600,400	1,375

		2,944

		13,768

Ireland 0.7%

Banks 0.5%

Allied Irish Banks plc	138,658	3,751
Anglo Irish Bank Corp., plc	110,337	1,980
Bank of Ireland	155,007	3,104

		8,835

Materials 0.2%

CRH plc	87,100	3,077

		11,912

Italy 3.3%

Banks 1.2%

Banca Intesa S.p.A.	608,806	4,159
Banche Popolari Unite Scpa	56,071	1,539
SanPaolo IMI S.p.A.	164,991	3,520
UniCredito Italiano S.p.A.	541,340	4,508
UniCredito Italiano S.p.A.	777,937	6,447

		20,173

Energy 0.8%

Eni S.p.A. (a)	419,043	12,676

Insurance 0.4%

Assicurazioni Generali S.p.A. *	173,745	6,890

Media 0.1%

Mediaset S.p.A.	110,368	1,237

Telecommunication Services 0.4%

Telecom Italia RNC S.p.A.	963,731	2,435
Telecom Italia S.p.A.	1,701,963	5,155

		7,590

Utilities 0.4%

Enel S.p.A.	640,287	6,132

		54,698

Japan 18.8%

Automobiles & Components 2.6%

Bridgestone Corp.	91,657	1,909
Denso Corp.	68,000	2,592
Honda Motor Co., Ltd.	246,039	8,684
Nissan Motors Co., Ltd.	337,196	4,031
Toyota Motor Corp.	438,703	25,904

		43,120

Banks 3.4%

Mitsubishi UFJ Financial Group, Inc.	1,612	20,448
Mitsui Trust Holdings, Inc.	129,000	1,514
Mizuho Financial Group, Inc.	1,666	12,950
Resona Holdings, Inc.	1,748	5,305
Shinsei Bank Ltd.	222,000	1,280
Sumitomo Mitsui Financial Group, Inc.	1,014	11,081
The Bank of Yokohama Ltd.	214,000	1,649
The Sumitomo Trust & Banking Co., Ltd.	253,950	2,724

		56,951

Capital Goods 1.6%

Asahi Glass Co., Ltd.	143,000	1,644
Fanuc Ltd.	32,300	2,802
4     See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Itochu Corp.	237,000	1,886
Komatsu Ltd.	135,609	2,440
Mitsubishi Corp.	227,000	4,383
Mitsubishi Electric Corp.	303,000	2,638
Mitsubishi Heavy Industries Ltd.	565,000	2,518
Mitsui & Co., Ltd.	231,000	3,150
SMC Corp.	7,000	955
Sumitomo Corp.	188,000	2,470
Sumitomo Electric Industries Ltd.	97,000	1,371

		26,257

Commercial Services & Supplies 0.2%

Dai Nippon Printing Co., Ltd.	87,000	1,294
Secom Co., Ltd.	38,500	1,925

		3,219

Consumer Durables & Apparel 1.1%

Fuji Photo Film Co., Ltd.	70,811	2,631
Matsushita Electric Industrial Co., Ltd.	328,912	6,857
Sharp Corp.	123,785	2,203
Sony Corp.	159,500	6,519

		18,210

Diversified Financials 0.9%

Credit Saison Co., Ltd.	26,000	940
Daiwa Securities Group, Inc.	177,045	2,002
Nikko Cordial Corp.	120,000	1,433
Nomura Holdings, Inc.	311,000	5,468
ORIX Corp.	14,000	3,937
Takefuji Corp.	18,000	652

		14,432

Energy 0.1%

Nippon Oil Corp.	182,000	1,360

Food & Staples Retailing 0.4%

Aeon Co., Ltd.	97,000	2,281
Seven & I Holdings Co., Ltd.	133,203	4,273

		6,554

Food, Beverage & Tobacco 0.3%

Japan Tobacco, Inc.	750	3,264
Kirin Brewery Co., Ltd.	136,000	1,809

		5,073

Household & Personal Products 0.1%

Kao Corp.	78,619	2,065

Insurance 0.7%

Millea Holdings, Inc.	129,500	4,876
Mitsui Sumitomo Insurance Co., Ltd.	211,875	2,626
Sompo Japan Insurance, Inc.	140,920	1,870
T&D Holdings, Inc.	37,000	2,700

		12,072

Materials 1.0%

JFE Holdings, Inc.	85,000	3,413
Nippon Steel Corp.	1,020,000	4,145
Nitto Denko Corp.	28,000	1,593
Shin-Etsu Chemical Co., Ltd.	58,280	3,821
Sumitomo Chemical Co., Ltd.	229,000	1,630
Sumitomo Metal Industries, Ltd.	658,000	2,473

		17,075

Pharmaceuticals & Biotechnology 1.0%

Astellas Pharma, Inc.	79,370	3,574
Daiichi Sankyo Co., Ltd.	105,500	3,135
Eisai Co., Ltd.	45,000	2,302
Takeda Pharmaceutical Co., Ltd.	130,200	8,359

		17,370

Real Estate 0.4%

Mitsubishi Estate Co., Ltd.	181,502	4,341
Mitsui Fudosan Co., Ltd.	125,777	3,094

		7,435

Semiconductors & Semiconductor Equipment 0.2%

Rohm Co., Ltd.	14,112	1,296
Tokyo Electron Ltd.	28,000	2,088

		3,384

Software & Services 0.3%

Nintendo Co., Ltd.	18,239	3,727
Yahoo! Japan Corp.	1,840	715

		4,442

Technology Hardware & Equipment 2.0%

Canon, Inc.	190,995	10,200
Fujitsu Ltd.	326,000	2,656
Hitachi Ltd.	487,079	2,785
Hoya Corp.	69,607	2,690
Keyence Corp.	6,400	1,415
Kyocera Corp.	24,500	2,196
Murata Manufacturing Co., Ltd.	32,574	2,274
NEC Corp.	327,000	1,684
Ricoh Co., Ltd.	89,000	1,756
TDK Corp.	22,000	1,716
Toshiba Corp. (a)	471,178	2,974

		32,346
See financial notes.     5

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Telecommunication Services 1.0%

KDDI Corp.	444	2,769
Nippon Telegraph & Telephone Corp. (NTT)	1,565	7,862
NTT DoCoMo, Inc.	2,615	3,988
Softbank Corp. (a)	109,000	2,380

		16,999

Transportation 0.5%

Central Japan Railway Co.	272	2,930
East Japan Railway Co.	562	3,928
Mitsui O.S.K. Lines Ltd.	175,000	1,457

		8,315

Utilities 1.0%

Chubu Electric Power Co., Inc. (a)	102,100	2,827
Kyushu Electric Power Co., Inc.	58,493	1,368
The Kansai Electric Power Co., Inc.	130,000	3,067
The Tokyo Electric Power Co., Inc.	181,890	5,287
Tohoku Electric Power Co., Inc.	57,700	1,278
Tokyo Gas Co., Ltd.	394,201	2,012

		15,839

		312,518

Netherlands 4.1%

Banks 0.5%

ABN AMRO Holding N.V.	300,416	8,754

Capital Goods 0.1%

European Aeronautic Defense & Space Co.	46,558	1,261

Consumer Durables & Apparel 0.4%

Koninklijke (Royal) Philips Electronics N.V.	209,766	7,307

Diversified Financials 1.0%

ING Groep N.V.	366,162	16,217

Food & Staples Retailing 0.2%

Koninklijke Ahold NV *	248,229	2,615

Food, Beverage & Tobacco 0.6%

Heineken NV	34,407	1,558
Royal Numico N.V.	28,252	1,262
Unilever NV	272,295	6,715

		9,535

Insurance 0.2%

Aegon N.V.	184,183	3,384

Materials 0.5%

Akzo Nobel N.V.	39,704	2,226
Koninklijke DSM N.V.	32,938	1,502
Mittal Steel Co NV	98,640	4,236

		7,964

Media 0.1%

Reed Elsevier N.V.	105,903	1,808

Semiconductors & Semiconductor Equipment 0.2%

ASML Holding NV *	63,189	1,442
STMicroelectronics NV	70,117	1,213

		2,655

Telecommunication Services 0.2%

Koninklijke (Royal) KPN NV	303,896	4,063

Transportation 0.1%

TNT N.V.	67,143	2,579

		68,142

Norway 0.4%

Banks 0.1%

DNB NOR ASA	117,439	1,538

Energy 0.3%

Norsk Hydro ASA (a)	118,680	2,746
Statoil ASA	103,920	2,639

		5,385

		6,923

Portugal 0.2%

Banks 0.1%

Banco Comercial Portugues S.A.	531,272	1,730

Telecommunication Services 0.1%

Portugal Telecom, SGPS, S.A.	186,107	2,322

		4,052

Singapore 0.5%

Banks 0.4%

DBS Group Holdings Ltd.	175,246	2,291
Overseas-Chinese Banking Corp., Ltd.	437,552	1,965
United Overseas Bank Ltd.	214,682	2,439

		6,695

Telecommunication Services 0.1%

Singapore Telecommunications Ltd.	775,480	1,321

		8,016
6     See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Spain 4.6%

Banks 2.0%

Banco Bilbao Vizcaya Argentaria S.A.	552,339	13,331
Banco Popular Espanol SA	155,820	2,700
Banco Santander Central Hispano S.A.	1,013,916	17,547

		33,578

Capital Goods 0.1%

ACS Actividades de Construction Y Servicios, SA	35,072	1,760

Energy 0.3%

Repsol YPF S.A.	154,504	5,136

Food, Beverage & Tobacco 0.1%

Altadis S.A.	42,027	2,010

Retailing 0.1%

Industria de Diseno Textil SA	41,211	1,969

Telecommunication Services 0.9%

Telefonica S.A.	777,060	14,960

Transportation 0.1%

Abertis Infraestructuras SA	52,740	1,428

Utilities 1.0%

Endesa S.A.	173,536	7,614
Iberdrola S.A.	143,905	6,595
Union Fenosa SA	38,092	1,933

		16,142

		76,983

Sweden 1.8%

Banks 0.7%

ForeningsSparbanken AB	64,379	2,106
Nordea Bank AB	346,815	4,770
Skandinaviska Enskilda Banken AB, (SEB) Series A	70,925	1,979
Svenska Handelsbanken AB, Class A	82,642	2,138

		10,993

Capital Goods 0.2%

Sandvik AB	160,500	1,958
Volvo AB	34,020	2,120

		4,078

Retailing 0.2%

Hennes & Mauritz AB, Series B	71,752	3,090

Technology Hardware & Equipment 0.5%

Telefonaktiebolaget LM Ericsson, Class B	2,372,504	8,968

Telecommunication Services 0.2%

TeliaSonera AB	343,834	2,503

		29,632

Switzerland 7.6%

Capital Goods 0.3%

ABB Ltd.	339,807	5,054

Consumer Durables & Apparel 0.2%

Compagnie Financiere Richemont AG, Series A	83,283	4,119

Diversified Financials 2.0%

Credit Suisse Group	199,166	12,006
UBS AG	348,598	20,815

		32,821

Food, Beverage & Tobacco 1.4%

Nestle S.A.	65,820	22,492

Insurance 0.6%

Swiss Re	53,201	4,364
Zurich Financial Services AG	22,760	5,623

		9,987

Materials 0.3%

Holcim Ltd.	26,619	2,292
Syngenta AG *	15,609	2,519

		4,811

Pharmaceuticals & Biotechnology 2.8%

Novartis AG — Reg’d.	436,697	26,508
Roche Holdings AG	111,022	19,439

		45,947

		125,231

United Kingdom 24.3%

Automobiles & Components 0.0%

Rolls Royce Group, Class B *	11,223,007	21

Banks 5.6%

Barclays plc	1,053,619	14,196
HBOS plc	605,157	12,537
See financial notes.     7

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

HSBC Holdings plc	1,805,836	34,266
Lloyds TSB Group plc	895,483	9,565
Royal Bank of Scotland Group plc	501,714	17,860
Standard Chartered plc	183,129	5,152

		93,576

Capital Goods 0.6%

BAE Systems plc	490,319	3,920
Rolls-Royce Group plc *	305,804	2,737
Smiths Group plc	77,351	1,395
Wolseley plc	100,048	2,359

		10,411

Commercial Services & Supplies 0.1%

Experian Group Ltd. *	147,144	1,618

Consumer Services 0.3%

Carnival plc	30,775	1,498
Compass Group plc	328,860	1,757
Ladbrokes plc	101,485	791

		4,046

Diversified Financials 0.3%

3i Group plc	79,355	1,453
Man Group plc	305,124	2,835

		4,288

Energy 5.1%

BG Group plc	541,434	7,186
BP plc	3,203,910	35,817
Royal Dutch Shell plc, Class A	749,220	26,070
Royal Dutch Shell plc, Class B	434,049	15,596

		84,669

Food & Staples Retailing 0.6%

Boots Group plc	85,666	1,323
Tesco plc	1,227,342	9,208

		10,531

Food, Beverage & Tobacco 1.9%

British American Tobacco plc	232,940	6,344
Cadbury Schweppes plc	343,491	3,458
Diageo plc	445,768	8,242
Gallaher Group plc	117,546	1,995
Imperial Tobacco Group plc	106,921	3,787
SABMiller plc	124,102	2,400
Unilever plc	214,819	5,335

		31,561

Health Care Equipment & Services 0.1%

Smith & Nephew plc	175,479	1,714

Household & Personal Products 0.3%

Reckitt Benckiser plc	94,602	4,113

Insurance 1.0%

Aviva plc	375,087	5,540
Legal & General Group plc	992,966	2,738
Old Mutual plc	874,614	2,831
Prudential plc	394,603	4,834

		15,943

Materials 1.9%

Anglo American plc	240,109	10,867
BHP Billiton plc	385,794	7,429
Hanson plc	128,676	1,786
Rio Tinto plc	167,659	9,277
Xstrata plc	61,410	2,614

		31,973

Media 0.7%

British Sky Broadcasting Group plc	195,898	2,031
ITV plc	738,032	1,485
Pearson plc	143,637	2,120
Reed Elsevier plc	180,755	2,055
Reuters Group plc	196,728	1,677
WPP Group plc	214,518	2,748

		12,116

Pharmaceuticals & Biotechnology 2.4%

AstraZeneca plc	253,064	14,914
GlaxoSmithKline plc	932,267	24,845

		39,759

Real Estate 0.3%

British Land Co., plc	90,252	2,574
Land Securities Group plc	75,040	3,001

		5,575

Retailing 0.4%

Home Retail Group *	147,144	1,126
Kingfisher plc	310,070	1,555
Marks & Spencer Group plc	275,748	3,449

		6,130

Telecommunication Services 1.7%

BT Group plc	1,305,157	6,938
Vodafone Group plc	8,348,655	21,512

		28,450

Utilities 1.0%

Centrica plc	538,641	3,406
National Grid plc	405,043	5,165
Scottish Power plc	248,688	3,100
Scottish Southern Energy plc	133,187	3,341
8     See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
United Utilities plc	139,438	1,898

		16,910

		403,404

Short-Term Investment 0.3% of net assets

Wells Fargo, Grand Cayman Time Deposit 4.71%, 11/01/06	4,182	4,182
End of Investments.

	Number of
Security	Shares

Collateral Invested for Securities on Loan 5.8% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	96,479,879	96,480
End of collateral invested for securities on loan.
At 10/31/06 the tax basis cost of the fund’s investments was $986,474, and the unrealized appreciation and depreciation were $699,603 and ($32,253), respectively, with a net unrealized appreciation of $667,350.
As of 10/31/06, the prices of certain foreign securities held by the fund aggregating $1,515,837 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.
See financial notes.     9

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer
Date: December 20, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer
Date: December 20, 2006

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: December 20, 2006